AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2007
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                                                   FILE NOS. 333-102934
                                                              811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 8

                                     AND/OR

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 75

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
        (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
           (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

                              JOCELYN LIU, ESQUIRE
                         ALLSTATE LIFE INSURANCE COMPANY
                          3100 SANDERS ROAD, SUITE J5B
                              NORTHBROOK, IL 60062



Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1st, 2007, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

THE ALLSTATE VARIABLE ANNUITIES
(ALLSTATE VARIABLE ANNUITY,
ALLSTATE VARIABLE ANNUITY - L SHARE)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397
FAX NUMBER: 1-866-628-1006                        PROSPECTUS DATED MAY 1, 2007
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Allstate Life Insurance Company ("ALLSTATE LIFE") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. ALLSTATE VARIABLE ANNUITY
.. ALLSTATE VARIABLE ANNUITY - L SHARE


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 47* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT SERIES                      FIDELITY(R) VARIABLE INSURANCE
 (CLASS Y)                                                      PRODUCTS
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II SHARES)       (SERVICE CLASS 2)
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)                    FRANKLIN TEMPLETON VARIABLE INSURANCE
AIM VARIABLE INSURANCE FUNDS (SERIES II)                        PRODUCTS TRUST (CLASS 2)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS   GOLDMAN SACHS VARIABLE INSURANCE TRUST
 B)                                                            PIMCO VARIABLE INSURANCE TRUST
                                                               PUTNAM VARIABLE TRUST (CLASS IB)


*Up to 17 additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 44 for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 91 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
   NOTICES      FEDERAL CRIME.

                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                                                        PAGE

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OVERVIEW
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  Important Terms                                                       3
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  Overview of Contracts                                                 5
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  The Contracts at a Glance                                             6
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  How the Contracts Work                                                11
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  Expense Table                                                         12
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  Financial Information                                                 17
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CONTRACT FEATURES
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  The Contracts                                                         17
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  Purchases                                                             20
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  Contract Value                                                        20
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  Investment Alternatives                                               44
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     The Variable Sub-Accounts                                          44
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     The Fixed Account Options                                          51
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     Transfers                                                          54
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  Expenses                                                              57
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  Access to Your Money                                                  63
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  Income Payments                                                       64
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  Death Benefits                                                        72
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                                                                        PAGE

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OTHER INFORMATION
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  More Information                                                      80
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  Taxes                                                                 83
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  Annual Reports and Other Documents                                    90
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STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   91
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APPENDIX A - CONTRACT COMPARISON CHART                                  92
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APPENDIX B - MARKET VALUE ADJUSTMENT                                    93
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APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION
BENEFIT                                                                 95
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APPENDIX D- WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME
BENEFITS                                                                96
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APPENDIX E- WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                97
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APPENDIX F- CALCULATION OF EARNINGS PROTECTION DEATH
BENEFIT                                                                 98
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APPENDIX G- WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION
BENEFIT                                                                 101
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APPENDIX H- SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES   102
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APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                104
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APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                107
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APPENDIX K- ACCUMULATION UNIT VALUES                                    111
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                                 2  PROSPECTUS

IMPORTANT TERMS
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This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

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AB Factor                                                               22
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Accumulation Benefit                                                    22
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Accumulation Phase                                                      11
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Accumulation Unit                                                       20
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Accumulation Unit Value                                                 21
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Allstate Life ("We")                                                    80
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Annuitant                                                               18
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Automatic Additions Program                                             20
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Automatic Portfolio Rebalancing Program                                 57
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Beneficiary                                                             19
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Benefit Base (for the TrueReturn Accumulation Benefit Option)           22
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Benefit Base (for the SureIncome Withdrawal Benefit Option)             31
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Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)        34
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Benefit Base (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 38
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Benefit Payment (for the SureIncome Withdrawal Benefit Option)          30
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Benefit Payment (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 34
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Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option) 37
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Benefit Payment Remaining (for the SureIncome Withdrawal Benefit
Option)                                                                 30
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Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 34
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Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 37
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Benefit Year (for the SureIncome Withdrawal Benefit Option)             30
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Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)        33
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Benefit Year (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 36
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Co-Annuitant                                                            18
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*Contract                                                               81
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Contract Anniversary                                                    7
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Contract Owner ("You")                                                  17
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Contract Value                                                          8
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Contract Year                                                           8
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Dollar Cost Averaging Program                                           56
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Due Proof of Death                                                      73
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Earnings Protection Death Benefit Option                                74
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Enhanced Beneficiary Protection (Annual Increase) Option                74
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Excess of Earnings Withdrawal                                           75
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Fixed Account Options                                                   51
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Free Withdrawal Amount                                                  61
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Funds                                                                   1
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                                                                        PAGE

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Guarantee Option                                                        22
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Guarantee Period Accounts                                               52
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Income Base                                                             8
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Income Plan                                                             64
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Income Protection Benefit Option                                        67
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In-Force Earnings                                                       75
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In-Force Premium                                                        75
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Investment Alternatives                                                 44
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IRA Contract                                                            8
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Issue Date                                                              11
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Market Value Adjustment                                                 53
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Maximum Anniversary Value (MAV) Death Benefit Option                    73
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Payout Phase                                                            11
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Payout Start Date                                                       64
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Payout Withdrawal                                                       66
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Portfolios                                                              81
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Qualified Contract                                                      78
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Retirement Income Guarantee Options                                     70
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Return of Premium ("ROP") Death Benefit                                 10
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Rider Anniversary                                                       21
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Rider Application Date                                                  7
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Rider Date (for the TrueReturn Accumulation Benefit Option)             21
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Rider Date (for the SureIncome Withdrawal Benefit Option)               30
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Rider Date (for the SureIncome Plus Withdrawal Benefit Option)          33
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Rider Date (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 37
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Rider Fee (for the TrueReturn Accumulation Benefit Option)              7
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Rider Fee (for the SureIncome Withdrawal Benefit Option)                7
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Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)           7
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Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)       7
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Rider Fee Percentage                                                    7
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Rider Maturity Date                                                     21
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Rider Period                                                            21
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Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)  28
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Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)    32
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Right to Cancel                                                         20
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SEC                                                                     1
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Settlement Value                                                        73
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Spousal Protection Benefit (Co-Annuitant) Option                        18
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Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                                     18
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                                 3  PROSPECTUS

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Standard Fixed Account Option                                           51
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SureIncome Covered Life                                                 36
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SureIncome Option Fee                                                   7
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SureIncome Plus Option                                                  7
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SureIncome Plus Option Fee                                              7
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SureIncome Plus Withdrawal Benefit Option                               33
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SureIncome For Life Option                                              7
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SureIncome For Life Option Fee                                          7
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SureIncome For Life Withdrawal Benefit Option                           36
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SureIncome ROP Death Benefit                                            10
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SureIncome Withdrawal Benefit Option                                    29
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Systematic Withdrawal Program                                           63
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Tax Qualified Contract                                                  86
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Transfer Period Accounts                                                23
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Trial Examination Period                                                20
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TrueBalance/SM/ Asset Allocation Program                                49
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TrueReturn/SM/ Accumulation Benefit Option                              21
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Valuation Date                                                          20
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Variable Account                                                        80
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Variable Sub-Account                                                    44
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Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit
Option)                                                                 30
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Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 33
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Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 37
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Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit
Option)                                                                 31
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Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 35
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Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 36
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Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit
Option)                                                                 31
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Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 35
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Withdrawal Benefit Payout Start Date (for the SureIncome for Life Withdrawal
Benefit Option)                                                         39
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Withdrawal Benefit Option                                               29
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Withdrawal Benefit Option Fee                                           59
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* In certain states a Contract was available only as a group Contract. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
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The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE VARIABLE ANNUITY CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


                                 5  PROSPECTUS

THE CONTRACTS AT A GLANCE
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The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               WE ARE NO LONGER OFFERING NEW CONTRACTS.

                                You can add to your Contract as often and as much as
                                you like, but each subsequent payment must be at least
                                $1,000 ($50 for automatic payments). We may limit the
                                cumulative amount of purchase payments to a maximum of
                                $1,000,000 in any Contract.
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TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. See "Trial Examination Period" for details.
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EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-Account. You
                                also will bear the following expenses:

                                ALLSTATE VARIABLE ANNUITY CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.10% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.50% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.


                                  6 PROSPECTUS

                                ALL CONTRACTS

                                .Annual administrative expense charge of 0.19% for
                                  Contracts issued before January 1, 2005 and for
                                  Contracts issued on or after October 17, 2005 (0.30%
                                  for Contracts issued on or after January 1, 2005 and
                                  prior to October 17, 2005; effective October 17, 2005
                                  and thereafter, the annual administrative expense
                                  charge applied to such Contracts is 0.19%; up to
                                  0.35% for future Contracts).

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you
                                  will pay an additional mortality and expense risk
                                  charge of 0.20% (up to 0.30% for Options added in the
                                  future).

                                .If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                                  INCREASE) OPTION, you will pay an additional
                                  mortality and expense risk charge of 0.30%.

                                .If you select the EARNINGS PROTECTION DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner and oldest Annuitant on
                                  the date we receive the completed application or
                                  request to add the benefit, whichever is later
                                  ("RIDER APPLICATION DATE").

                                .If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                                  OPTION ("TRUERETURN OPTION") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.50% (up to
                                  1.25% for Options added in the future) of the BENEFIT
                                  BASE in effect on each Contract anniversary
                                  ("CONTRACT ANNIVERSARY") during the Rider Period. You
                                  may not select the TrueReturn Option together with a
                                  Retirement Income Guarantee Option or any Withdrawal
                                  Benefit Option.

                                .We discontinued offering the SUREINCOME WITHDRAWAL
                                  BENEFIT OPTION ("SUREINCOME OPTION") as of May 1,
                                  2006, except in a limited number of states.  If you
                                  elected the SureIncome Option prior to May 1, 2006,
                                  you would pay an additional annual fee ("SUREINCOME
                                  OPTION FEE") of 0.50% of the BENEFIT BASE on each
                                  Contract Anniversary (see the SureIncome Option Fee
                                  section).  You may not select the SureIncome Option
                                  together with a Retirement Income Guarantee Option, a
                                  TrueReturn Option or any other Withdrawal Benefit
                                  Option.

                                .If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT
                                  OPTION  ("SUREINCOME PLUS OPTION") you would pay an
                                  additional annual fee ("SUREINCOME PLUS OPTION FEE")
                                  of 0.65% (up to 1.25% for Options added in the
                                  future) of the BENEFIT BASE on each Contract
                                  Anniversary (see the SureIncome Plus Option Fee
                                  section).  You may not select the SureIncome Plus
                                  Option together with a Retirement Income Guarantee
                                  Option, a TrueReturn Option or any other Withdrawal
                                  Benefit Option.

                                .If you select the SUREINCOME FOR LIFE WITHDRAWAL
                                  BENEFIT OPTION  ("SUREINCOME FOR LIFE OPTION") you
                                  would pay an additional annual fee ("SUREINCOME FOR
                                  LIFE OPTION FEE") of 0.65% (up to 1.25% for Options
                                  added in the future) of the BENEFIT BASE on each
                                  Contract Anniversary (see the SureIncome For Life
                                  Option Fee section).  You may not select the
                                  SureIncome For Life Option together with a Retirement
                                  Income Guarantee Option, a TrueReturn Option or any
                                  other Withdrawal Benefit Option.

                                  7 PROSPECTUS

                                .We discontinued offering RETIREMENT INCOME GUARANTEE
                                  OPTION 1 ("RIG 1") as of January 1, 2004 (up to May
                                  1, 2004 in certain states). If you elected RIG 1
                                  prior to May 1, 2004, you will pay an additional
                                  annual fee ("Rider Fee") of 0.40% of the INCOME BASE
                                  in effect on a Contract Anniversary.

                                .We discontinued offering RETIREMENT INCOME GUARANTEE
                                  OPTION 2 ("RIG 2") as of January 1, 2004 (up to May
                                  1, 2004 in certain states). If you elected RIG 2
                                  prior to May 1, 2004, you will pay an additional
                                  annual Rider Fee of 0.55% of the INCOME BASE in
                                  effect on a Contract Anniversary.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                .If you select the SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                                  RETIREMENT ACCOUNTS ("CSP") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.10%* (up to
                                  0.15% for Options added in the future) of the
                                  Contract Value ("CONTRACT VALUE") on each Contract
                                  Anniversary. These Options are only available for
                                  certain types of IRA Contracts, which are Contracts
                                  issued with an Individual Retirement Annuity or
                                  Account ("IRA") under Section 408 of the Internal
                                  Revenue Code. The CSP is only available for certain
                                  Custodial Individual Retirement Accounts established
                                  under Section 408 of the Internal Revenue Code. For
                                  Contracts purchased on or after January 1, 2005, we
                                  may discontinue offering the Spousal Protection
                                  Benefit (Co-Annuitant) Option at any time prior to
                                  the time you elect to receive it.

                                  *NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR
                                  CONTRACT OWNERS WHO ADDED THESE OPTIONS PRIOR TO
                                  JANUARY 1, 2005. SEE PAGE 13 FOR DETAILS.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract Year ("CONTRACT
                                  YEAR"), which we measure from the date we issue your
                                  Contract or a Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                                WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                                TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
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                                  8 PROSPECTUS

INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                . up to 3 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .47* Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                . Morgan Stanley Investment Advisors Inc.

                                . Van Kampen**

                                . Van Kampen Asset Management

                                . A I M Advisors, Inc.

                                . AllianceBernstein L.P.

                                . Fidelity Management & Research Company

                                . Franklin Advisers, Inc.

                                . Franklin Mutual Advisers, LLC

                                . Goldman Sachs Asset Management, L.P.

                                . Pacific Investment Management Company LLC

                                . Putnam Investment Management, LLC

                                . Templeton Investment Counsel, LLC

                                *Up to 17 additional Variable Sub-Accounts may be
                                available depending on the date you purchased your
                                Contract. Please see page 44 for information about
                                Sub-Accounts and/or Portfolio liquidations, mergers,
                                closures and name changes.

                                ** Morgan Stanley Investment Management Inc., the
                                investment adviser to the UIF Portfolios, does business
                                in certain instances using the name Van Kampen.

                                NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                                STATES OR WITH ALL CONTRACTS.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-Accounts have performed, please call us at
                                1-800-654-2397.
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SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM

                                . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
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                                  9 PROSPECTUS

INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                . joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                Prior to May 1, 2004, Allstate Life also offered two
                                Retirement Income Guarantee Options that guarantee a
                                minimum amount of fixed income payments you can receive
                                if you elect to receive income payments.

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income
                                payments will not fall below a certain level.
DEATH BENEFITS                  If you, the Annuitant, or Co-Annuitant die before the
                                Payout Start Date, we will pay a death benefit subject
                                to the conditions described in the Contract. In
                                addition to the death benefit included in your Contract
                                ("RETURN OF PREMIUM DEATH BENEFIT" or "ROP DEATH
                                BENEFIT"), the death benefit options we currently offer
                                include:

                                . MAV DEATH BENEFIT OPTION;

                                .ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                                  OPTION; and

                                . EARNINGS PROTECTION DEATH BENEFIT OPTION

                                The SureIncome Plus Option and SureIncome For Life
                                Option also include a death benefit option, the
                                SureIncome Return of Premium Death Benefit,
                                ("SUREINCOME ROP DEATH BENEFIT").
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TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less. The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $100.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. Withdrawals taken
                                prior to the Payout Start Date are generally considered
                                to come from the earnings in the Contract first. If the
                                Contract is tax-qualified, generally all withdrawals
                                are treated as distributions of earnings. Withdrawals
                                of earnings are taxed as ordinary income and, if taken
                                prior to age 59 1/2, may be subject to an additional
                                10% federal tax penalty. A withdrawal charge and a
                                MARKET VALUE ADJUSTMENT may also apply.

                                If any withdrawal reduces your Contract Value to less
                                than $1,000, we will treat the request as a withdrawal
                                of the entire Contract Value unless a Withdrawal
                                Benefit Option is in effect under your Contract. Your
                                Contract will terminate if you withdraw all of your
                                Contract Value.

                                 10  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 64. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contracts work.


                                 11  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
------------------------------------------------------------------------------------------------------------------------------------
Contract:                   0           1           2           3           4           5           6           7            8+
Allstate Variable
 Annuity                    7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Variable
 Annuity - L Share          7%          6%          5%          0%


All Contracts:
------------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $30**
Transfer Fee                                             up to 2.00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)               Charge                       Expense Charge*
------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                                  1.10%                           0.19%
------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                        1.50%                           0.19%
------------------------------------------------------------------------------------------------------------------
                                                        Total Variable Account
Basic Contract (without any optional benefit)              Annual Expense
--------------------------------------------------------------------------------------
Allstate Variable Annuity                                                       1.29%
--------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                             1.69%
--------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%.
 However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                   0.20% (up to 0.30% for Options added
MAV Death Benefit Option                           in the future)
Enhanced Beneficiary Protection (Annual Increase)
Option                                              0.30%
Earnings Protection Death Benefit Option (issue    0.25% (up to 0.35% for Options added
age 0-70)                                          in the future)
Earnings Protection Death Benefit Option (issue    0.40% (up to 0.50% for Options added
age 71-79)                                         in the future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings         Mortality and Expense                Administrative
Protection Death Benefit Option (issue age 71-79)                     Risk Charge*                     Expense Charge*
--------------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                                               2.00%                           0.19%
--------------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                                     2.40%                           0.19 %
--------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings           Total Variable Account
Protection Death Benefit Option (issue age 71-79)                       Annual Expense
---------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                                                   2.19 %
---------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                                         2.59%
---------------------------------------------------------------------------------------------------




                                 12  PROSPECTUS

  *As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts.
    However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE *
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                             0.50%*
-------------------------------------------------------------------------------


*Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.



SUREINCOME WITHDRAWAL BENEFIT OPTION FEE *
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                   0.50%**
--------------------------------------------------------------------------------


* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.

**Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.



SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)


SureIncome Plus Withdrawal Benefit Option                              0.65%*

-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.



SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)


SureIncome For Life Withdrawal Benefit Option                          0.65%*

-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%
------------------------------------------------------------------------------
 RIG 2                                                                 0.55%
------------------------------------------------------------------------------


* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                 0.10%*
------------------------------------------------------------------------


* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.


                                 13  PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option for Custodial   0.10%*
Individual Retirement Accounts
------------------------------------------------------------------------


* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------


*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.




                                 14  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                          ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.53%                        3.95%
and other expenses)
--------------------------------------------------------------------------------




(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006 (except as otherwise noted).




                                 15  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elected the Earnings Protection Death Benefit Option (assuming issue age
  71-79);

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                            Allstate Variable Annuity         Allstate Variable Annuity - L Share
                                                       1 Year   3 Years   5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,332   $2,602    $3,826   $6,863    $1,217   $2,092    $3,442    $6,665
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $982     $1,607    $2,259   $4,190    $866     $1,091    $1,855    $3,907
------------------------------------------------------------------------------------------------------------------------------------



EXAMPLE 2
THIS EXAMPLE USES THE SAME ASSUMPTIONS AS EXAMPLE 1 ABOVE, EXCEPT THAT IT ASSUMES YOU DECIDED NOT TO SURRENDER YOUR CONTRACT, OR YOU BEGAN RECEIVING INCOME PAYMENTS FOR A SPECIFIED PERIOD OF AT LEAST 120 MONTHS, AT THE END OF EACH TIME PERIOD.

                            Allstate Variable Annuity        Allstate Variable Annuity - L Share
                        1 Year  3 Years  5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
----------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $737    $2,177   $3,571   $6,863    $707     $2,092    $3,442    $6,665
Expenses
----------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $387    $1,182   $2,004   $4,190    $356     $1,091    $1,855    $3,907
Expenses
----------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 16  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change


                                 17  PROSPECTUS
the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual


                                 18  PROSPECTUS

Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain


                                 19  PROSPECTUS
restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-654-2397.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market - Class Y Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we


                                 20  PROSPECTUS
divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation


                                 21  PROSPECTUS

Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market - Class Y Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               15
AB Factor:                                187.5%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 187.5%
                       = $93,750


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally


                                 22  PROSPECTUS
considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn
Option:

                           GUARANTEE OPTION 1                                     GUARANTEE OPTION 2
------------------------------------------------------------------------------------------------------------
* Model Portfolio Option 1                                                  * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option                          * TrueBalance Conservative Model
* TrueBalance Moderately Conservative Model Portfolio Option                Portfolio Option
                                                                           * TrueBalance Moderately
                                                                            Conservative Model Portfolio
                                                                            Option
                                                                           * TrueBalance Moderate Model
                                                                            Portfolio Option
                                                                           * TrueBalance Moderately
                                                                            Aggressive Model Portfolio
                                                                            Option
                                                                           * TrueBalance Aggressive Model
                                                                            Portfolio Option
------------------------------------------------------------------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase


                                 23  PROSPECTUS
payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,3,4,5):

                         MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------
                              20% Category A
                              50% Category B
                              30% Category C
                              0% Category D
--------------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
CATEGORY B
Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account (1)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
CATEGORY C
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account (1)
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account (1)
AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
AIM V.I. Basic Value - Series II Sub-Account (1)
AIM V.I. Core Equity - Series II Sub-Account (5)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1)
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account (4)
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account (3)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF International Growth Equity, Class II Sub-Account (2)
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO
OPTION 1)
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account (4)
Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1)
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account (1)
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.


                                 24  PROSPECTUS

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

MODEL PORTFOLIO OPTION 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)
If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 3, 4, 5):

  MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)

-------------------------------------------------------------------
                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
-------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
CATEGORY B
Morgan Stanley VIS High Yield - Class Y Sub-Account(1)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account (1)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)


                                 25  PROSPECTUS

CATEGORY C
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account(1)
AIM V.I. Basic Value - Series II Sub-Account(1)
AIM V.I. Core Equity - Series II Sub-Account(5)
AllianceBernstein VPS Growth and Income - Class B Sub-Account(1)
AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account(4)
Putnam VT Growth and Income - Class IB Sub-Account(1)
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account(2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account(2)
Van Kampen UIF International Growth Equity, Class II Sub-Account
(2)
CATEGORY D
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account (4)
Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1)
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1)
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account (1)
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account (3)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)



EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.

MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option


                                 26  PROSPECTUS

2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.



The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 3, 4, 5):

                           MODEL PORTFOLIO OPTION 2
                   (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
------------------------------------------------------------------------------
                                  AVAILABLE
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account(1)
AIM V.I. Basic Value - Series II Sub-Account(1)
AIM V.I. Core Equity - Series II Sub-Account(5)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1)

AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account(1)
AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account(1)
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account(4)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
Van Kampen UIF International Growth Equity, Class II Sub-Account (2)
                                   EXCLUDED
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account (4)
Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1)
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account (1)
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)


1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman


                                 27  PROSPECTUS

  Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 77 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn


                                 28  PROSPECTUS

  Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option.
 You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new Withdrawal Benefit
  Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
  85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.


SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME OPTION"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited


                                 29  PROSPECTUS
partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option.
 The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:


                                 30  PROSPECTUS

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period


                                 31  PROSPECTUS
certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option.
We may also offer other Options ("New Options") under the Rider Trade-In Option.
 However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then


                                 32  PROSPECTUS
the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
The SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract
Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".   Prior to
the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the Death Benefits section starting on page 72.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and
SureIncome Withdrawal Benefit Option.)   The SureIncome Plus Option may not be
added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining.


                                 33  PROSPECTUS

We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option.
 On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.


                                 34  PROSPECTUS

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the


                                 35  PROSPECTUS

Accumulation Phase after the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section page 73 for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION
The SureIncome Plus Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds.


SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions.
 Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain
restrictions.   The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is
alive.   Prior to the commencement of the Withdrawal Benefit Payout Phase,


                                 36  PROSPECTUS
the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT").
 This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 72.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you
choose to add the SureIncome For Life Option.   Currently, you may have only one
Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS
                                                                    ----------
DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.
---------------------------------------------------

We currently offer the following Withdrawal Benefit Factors:

                     Attained Age of
                 SureIncome Covered Life                     Withdrawal Benefit Factor
                 -----------------------                     -------------------------
                          50-59                                         4%
                          60-69                                         5%
                          70+                                           6%


The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome


                                 37  PROSPECTUS

Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT
                                                     ----------------------
FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT CHANGE.
-------------------------------------------------------

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

.. If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value.
 After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the


                                 38  PROSPECTUS

Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or


                                 39  PROSPECTUS

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section page 72 for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME FOR LIFE OPTION
The SureIncome For Life Option will terminate on the earliest of the following to occur:

.. The Benefit Payment is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

.. On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.


INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

  (1) to a MODEL PORTFOLIO OPTION available as described below;

  (2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

  (3) to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------




                                 40  PROSPECTUS

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state.
 See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.



Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 3, 4, 5):

                             AVAILABLE
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account (1)
AIM V.I. Basic Value - Series II Sub-Account (1)
AIM V.I. Core Equity - Series II Sub-Account (5)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1)
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account (1)
AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account


                                 41  PROSPECTUS

FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account (1)
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account (4)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
Van Kampen UIF International Growth Equity, Class II Sub-Account
(2)
                             EXCLUDED
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account (4)
Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1)
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account (1)
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)



1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT
OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option.
 Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that


                                 42  PROSPECTUS
comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.


                                 43  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 47* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-654-2397 OR GO TO
WWW.ACCESSALLSTATE.COM.

*Up to 17 additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 48 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.


                                 44  PROSPECTUS

PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Aggressive Equity
 Portfolio - Class Y
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Dividend Growth           and long term growth of
 Portfolio - Class Y       income and capital.
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
 Equity Portfolio -        investments in common
 Class Y                   stocks believed by the
                           Investment Adviser to have
                           potential for superior
                           growth. As a secondary
                           objective, income but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
 European Equity           appreciation of its
 Portfolio - Class         investments
 Y/(1)/
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Global Advantage
 Portfolio - Class
 Y/(2)/
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Global Dividend Growth    and long-term growth of
 Portfolio - Class Y       income and capital.
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
 Yield Portfolio - Class   income by investing in a
 Y/(2)/                    diversified portfolio
                           consisting principally of
                           fixed-income securities,    MORGAN STANLEY
                           which may include both      INVESTMENT ADVISORS INC.
                           non-convertible and
                           convertible debt
                           securities and preferred
                           stocks. As a secondary
                           objective, capital
                           appreciation, but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
 Income Builder            secondary objective,
 Portfolio - Class         growth of capital
 Y/(2)/
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Income Plus Portfolio -   income by investing
 Class Y                   primarily in U.S.
                           government securities and
                           other fixed-income
                           securities. As a secondary
                           objective, capital
                           appreciation but only when
                           consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Limited Duration          income consistent with
 Portfolio - Class         preservation of capital
 Y/(1)/
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
 Market Portfolio -        preservation of capital,
 Class Y                   and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
 500 Index Portfolio -     before expenses,
 Class Y                   correspond to the total
                           return (i.e., combination   ------------------------
                           of capital changes and
                           income) of the Standard
                           and Poor's 500 Composite
                           Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
 Strategist Portfolio -    return
 Class Y
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
 Utilities Portfolio -     current income
 Class Y/(2)/
-------------------------------------------------------
                                 45 PROSPECTUS


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   High total return by
 Markets Debt Portfolio,   investing primarily in
 Class II/(2)/             fixed income securities of
                           government and
                           government-related issuers
                           and, to a lesser extent,
                           of corporate issuers in
                           emerging market countries.
-------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
 Markets Equity            appreciation by investing
 Portfolio, Class II       primarily in
                           growth-oriented equity
                           securities of issuers in
                           emerging market countries.
-------------------------------------------------------
Van Kampen UIF Equity     Capital appreciation and
 and Income Portfolio,     current income.
 Class II
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
 Growth Portfolio, Class   appreciation by investing
 II                        primarily in
                           growth-oriented equity
                           securities of large
                           capitalization companies.
-------------------------------------------------------VAN KAMPEN/(3)/
Van Kampen UIF Global     Long-term capital
 Franchise Portfolio,      appreciation.
 Class II
-------------------------------------------------------
Van Kampen UIF            Long-term capital
 International Growth      appreciation, with a
 Equity Portfolio, Class   secondary objective of
 II                        income
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
 Growth Portfolio, Class   investing primarily in
 II                        common stocks and other
                           equity securities.
-------------------------------------------------------
Van Kampen UIF Small      Long-term capital
 Company Growth            appreciation by investing
 Portfolio, Class II       primarily in
                           growth-oriented equity
                           securities of small
                           companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
 Cap Value Portfolio,      over a market cycle of
 Class II                  three to five years by
                           investing in common stocks
                           and other equity
                           securities.
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current        ------------------------
 Estate Portfolio, Class   income and long-term
 II                        capital appreciation by
                           investing primarily in
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts.
-------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
 Portfolio, Class II       through investments in
                           equity securities,
                           including common stocks,    VAN KAMPEN ASSET
                           preferred stocks and        MANAGEMENT
                           securities convertible
                           into common and preferred
                           stocks.
-------------------------------------------------------
Van Kampen LIT Strategic  Capital appreciation.
 Growth Portfolio, Class
 II
-------------------------------------------------------
Van Kampen LIT Growth     Long-term growth of capital  ------------------------
 and Income Portfolio,     and income.
 Class II
-------------------------------------------------------


                                 46 PROSPECTUS

AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value      Long-term growth of capital
 Fund - Series II/(2)/
-------------------------------------------------------
AIM V.I. Capital          Growth of capital            A I M ADVISORS,
 Appreciation Fund -                                   INC./(4)/
 Series II/(2)/
-------------------------------------------------------
AIM V.I. Core Equity      Growth of capital
 Fund - Series II/(5)/
-------------------------------------------------------
AIM V.I. Mid Cap Core     Long-term growth of capital  ------------------------
 Equity Fund - Series
 II/(2)/
-------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Growth and Income
 Portfolio - Class
 B/(2)/
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Growth Portfolio -
 Class B
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 International Value                                   ALLIANCEBERNSTEIN L.P.
 Portfolio - Class B
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Large Cap Growth
 Portfolio - Class
 B/(2)/
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Small/Mid Cap Value
 Portfolio - Class B
-------------------------------------------------------
AllianceBernstein VPS     Current income and
 Utility Income            long-term growth of         ------------------------
 Portfolio - Class B       capital
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Value Portfolio - Class
 B
-------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP              Long-term capital
 Contrafund(R) Portfolio   appreciation
 - Service Class 2
-------------------------------------------------------
Fidelity VIP Growth &     High total return through a
 Income Portfolio -        combination of current
 Service Class 2           income and capital
                           appreciation
-------------------------------------------------------FIDELITY MANAGEMENT &
Fidelity VIP High Income  High level of current        RESEARCH COMPANY
 Portfolio - Service       income, while also
 Class 2                   considering growth of
                           capital
-------------------------------------------------------
Fidelity VIP Mid Cap      Long-term growth of capital
 Portfolio - Service
 Class 2
-------------------------------------------------------
Fidelity VIP Money        As high a level of current
 Market Portfolio -        income as is consistent     ------------------------
 Service Class 2           with preservation of
                           capital and daily
                           liquidity.
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin Flex Cap   Capital appreciation
 Growth Securities Fund
 - Class 2
-------------------------------------------------------
FTVIP Franklin High       High level of current        FRANKLIN ADVISERS, INC.
 Income Securities Fund    income with capital
 - Class 2/(2)/            appreciation as a
                           secondary goal
-------------------------------------------------------
FTVIP Franklin Income     To maximize income while
 Securities Fund - Class   maintaining prospects for
 2                         capital appreciation.
-------------------------------------------------------
FTVIP Mutual Discovery    Capital appreciation
 Securities Fund - Class                               FRANKLIN MUTUAL
 2                                                     ADVISERS, LLC
-------------------------------------------------------
FTVIP Mutual Shares       Capital appreciation with
 Securities Fund - Class   income as a secondary goal
 2                                                     ------------------------
-------------------------------------------------------
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
Goldman Sachs VIT Growth  Long-term growth of capital
 and Income Fund           and growth of income
-------------------------------------------------------
Goldman Sachs VIT Mid     Long-term capital            GOLDMAN SACHS ASSET
 Cap Value Fund/(1)/       appreciation                MANAGEMENT, L.P.
-------------------------------------------------------
Goldman Sachs VIT         Long-term growth of capital
 Structured Small Cap
 Equity Fund
-------------------------------------------------------
Goldman Sachs VIT         Long-term growth of capital  ------------------------
 Structured U.S. Equity    and dividend income
 Fund
-------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------

                                 47 PROSPECTUS

PIMCO VIT                 Maximum total return,
 CommodityRealReturn      investing for both current
 Strategy Portfolio -     income and capital
 Advisor Shares           appreciation, consistent
                          with prudent investment
                          management
-------------------------------------------------------
PIMCO VIT Emerging        Maximum total return,
 Markets Bond Portfolio   investing for current
 - Advisor Shares         income, consistent with
                          preservation of capital and
                          prudent investment           PACIFIC INVESTMENT
                          management                   MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Real Return     Maximum total return,
 Portfolio - Advisor      investing for both current
 Shares                   income and capital
                          appreciation, consistent
                          with preservation of real
                          capital and prudent
                          investment management
-------------------------------------------------------
PIMCO VIT Total Return    Maximum total return,
 Portfolio - Advisor      investing for both current
 Shares                   income and capital
                          appreciation, consistent
                          with preservation of         ------------------------
                          capital and prudent
                          investment management
-------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT The George      To provide a balanced
 Putnam Fund of Boston -   investment composed of a
 Class IB                  well diversified portfolio
                           of value stocks and bonds,
                           which produce both capital
                           growth and current income.
-------------------------------------------------------
Putnam VT Growth and      Capital growth and current
 Income Fund - Class       income.                     PUTNAM INVESTMENT
 IB/(2)/                                               MANAGEMENT, LLC
-------------------------------------------------------
Putnam VT International   Capital appreciation.
 Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Investors Fund  Long-term growth of capital
 - Class IB/(6)/           and any increased income
                           that results from this
                           growth.
-------------------------------------------------------
Putnam VT New Value Fund  Long-term capital            ------------------------
 - Class IB                appreciation.
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
 Class IB
-------------------------------------------------------

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in theseVariable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program.
 Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
 If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 48  PROSPECTUS

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may select, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your Morgan Stanley Financial Advisor will help you determine whether
participating in an asset allocation program is appropriate for you.   If you
decide to participate in the TrueBalance program, your Morgan Stanley Financial Advisor may ask you to complete an investment style questionnaire to help you and your Morgan Stanley Financial Advisor identify your investment style. Once you and your Morgan Stanley Financial Advisor have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your Morgan Stanley Financial Advisor before selecting a TrueBalance model portfolio.

Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or


                                 49  PROSPECTUS
revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Morgan Stanley VIS Money Market-Class Y Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If


                                 50  PROSPECTUS
you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in
the future. Some Options are not available in all states.   In addition,
Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 56.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market - Class Y Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market - Class Y Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 56.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.


                                 51  PROSPECTUS

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity - L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee


                                 52  PROSPECTUS

Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity - L Share Contract.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods").
 We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other
 Guarantee Periods in the future.   If you allocate a purchase payment to the
Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered.
 If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states.
 Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the
 Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury


                                 53  PROSPECTUS

Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
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TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.


                                 54  PROSPECTUS

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment,


                                 55  PROSPECTUS
we may not identify or prevent some market timing or excessive trading.
 Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio.
 Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging


                                 56  PROSPECTUS

Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus - Class Y Sub-Account and 60% to be in the Van Kampen LIT Aggressive Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus - Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus
  - Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Van Kampen LIT Aggressive Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in


                                 57  PROSPECTUS
the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE VARIABLE ANNUITY                    1.10%
---------------------------------------------------
ALLSTATE VARIABLE ANNUITY - L SHARE
                                             1.50%
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option:  The current mortality  and expense risk charge for this option is 0.30%.  This  charge
  will never exceed 0.30%.   We  guarantee that we will not increase the
  mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit
Payments provision in this prospectus for more information.   We deduct the
charge for this option only during  the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.


                                 58  PROSPECTUS

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also
a Contract Anniversary.    If the Option is terminated on the Payout Start Date,
we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/sm/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG
2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.


                                 59  PROSPECTUS

We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
 We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the


                                 60  PROSPECTUS
dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 12. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 53 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to         withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.




ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:


                                 61  PROSPECTUS

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are


                                 62  PROSPECTUS
described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 12-14. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
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WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 64.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 52.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-654-2397 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals.
 Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a


                                 63  PROSPECTUS

Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the


                                 64  PROSPECTUS
number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to


                                 65  PROSPECTUS
modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0           1           2           3           4           5           6           7            8+
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Allstate Variable
 Annuity                    7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Variable
 Annuity - L Share          7%          6%          5%          0%



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an


                                 66  PROSPECTUS

Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income


                                 67  PROSPECTUS

Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:


UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Morgan Stanley VIS Income Plus - Class Y Sub-Account

  Morgan Stanley VIS Limited Duration - Class Y Sub-Account /(4)/

  Morgan Stanley VIS Money Market - Class Y Sub-Account

  Fidelity VIP Money Market - Service Class 2 Sub-Account

  PIMCO VIT Real Return - Advisor Shares Sub-Account

  PIMCO VIT Total Return - Advisor Shares Sub-Account


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

  Morgan Stanley VIS Dividend Growth - Class Y Sub-Account

  Morgan Stanley VIS Equity - Class Y Sub-Account

  Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/

  Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(1)/

  Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account

  Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/

  Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/

  Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account

  Morgan Stanley VIS Strategist - Class Y Sub-Account

  Morgan Stanley VIS Utilities - Class Y Sub-Account/(1)/

  AIM V.I. Basic Value - Series II Sub-Account/(1)/

  AIM V.I. Core Equity - Series II Sub-Account/(5)/

  AllianceBernstein VPS Growth - Class B Sub-Account

  AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/

  AllianceBernstein VPS International Value - Class B Sub-Account

  AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

  AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account

  AllianceBernstein VPS Utility Income - Class B Sub-Account

  AllianceBernstein VPS Value - Class B Sub-Account

  Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account


                                 68  PROSPECTUS

  Fidelity VIP Growth & Income - Service Class 2 Sub-Account

  Fidelity VIP High Income - Service Class 2 Sub-Account

  Fidelity VIP Mid Cap - Service Class 2 Sub-Account

  FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Mutual Discovery Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Goldman Sachs VIT Structured U.S. Equity Sub-Account

  Goldman Sachs VIT Growth and Income Sub-Account

  Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/

  PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account

  PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account/(1)/

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account/(3)/

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account/(2)/

  Van Kampen UIF Equity Growth, Class II Sub-Account/(2)/

  Van Kampen UIF Global Franchise, Class II Sub-Account/(2)/

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account/(2)/

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account/(2)/

  Van Kampen UIF International Growth Equity, Class II Sub-Account/ (2)/


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/

  AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

  FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account

  Goldman Sachs VIT Structured Small Cap Equity Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account

  Van Kampen LIT Strategic Growth, Class II Sub-Account

  Van Kampen UIF Small Company Growth, Class II Sub-Account/(2)/

  Van Kampen UIF Emerging Markets Equity, Class II Sub-Account/(2)/

  Van Kampen UIF Mid Cap Growth, Class II Sub-Account/(2)/

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account


                                 69  PROSPECTUS
  and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3/rd/ Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or


                                 70  PROSPECTUS
younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5%


                                 71  PROSPECTUS
interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.


RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


                                 72  PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected);

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

.. The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.


                                 73  PROSPECTUS

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

.. The date we next determine the Death Proceeds.


ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the


                                 74  PROSPECTUS
  oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
  Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM


                                 75  PROSPECTUS

ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 77, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract


                                 76  PROSPECTUS

Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or


                                 77  PROSPECTUS

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.


OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.


OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:


                                 78  PROSPECTUS

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states.
 CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written


                                 79  PROSPECTUS
notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.


MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable


                                 80  PROSPECTUS

Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. The Contracts are distributed exclusively by their principal
underwriter, Morgan Stanley & Co. Inc. ("Morgan Stanley & Co.").   Morgan
Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and the NASD. Contracts are sold through the registered representatives of Morgan Stanley & Co. Inc. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.

We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%.
 Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more


                                 81  PROSPECTUS
information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
LeBoeuf, Lamb, Greene & MacRae, L.L.P., Washington, D.C., has advised Allstate Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 82  PROSPECTUS

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future


                                 83  PROSPECTUS
guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:


                                 84  PROSPECTUS

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue


                                 85  PROSPECTUS
to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code


                                 86  PROSPECTUS
and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.


                                 87  PROSPECTUS

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
70 1/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving


                                 88  PROSPECTUS
spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the


                                 89  PROSPECTUS
required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2006, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 80469, Lincoln, NE 68501-0469 or 1-800-654-2397.


                                 90  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACTS
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Premium Taxes
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 91  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE            ALLSTATE VARIABLE       ALLSTATE VARIABLE ANNUITY - L
-------------------------       ANNUITY                        SHARE
                         ----------------------------------------------------------
DCA Fixed Account        3 to 6 month transfer
Option                          periods            3 to 6 month transfer periods
                         7 to 12 month transfer    7 to 12 month transfer periods
                                periods
                         ----------------------------------------------------------
Standard Fixed Account   1-, 3-*, 5-*, and 7-*                  N/A
Option                   year guarantee periods
-----------------------------------------------------------------------------------
MVA Fixed Account         3-, 5-, 7-, and 10-    3-, 5-, 7-, and 10- year guarantee
Option**                 year guarantee periods               periods
-----------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                      1.10%                         1.50%
(Base Contract)
-----------------------------------------------------------------------------------
Withdrawal Charge          7/ 7/ 6/ 5/ 4/ 3/ 2                 7/ 6/ 5
(% of purchase payment)
-----------------------------------------------------------------------------------
Withdrawal Charge        Confinement, Terminal         Confinement, Terminal
Waivers                  Illness, Unemployment         Illness, Unemployment
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

* Available only in states in which the MVA Fixed Account Option is not offered.

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.


                                 92  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I                                                    =    the Treasury Rate for a maturity equal to the term length of the
                                                           Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
J                                                     =    the Treasury Rate for a maturity equal to the term length of the
                                                           Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                                                           Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                                                     =    the number of whole and partial years from the Market Value
                                                           Adjustment Date to the expiration of the term length of the Market
                                                           Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Variable Annuity*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:


                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -$112.98
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:





                                 93  PROSPECTUS

   *These examples assume the election of the ALLSTATE VARIABLE ANNUITY CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT, which has different expenses and withdrawal charges.




                                 94  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                  65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                             male
-------------------------------------------------------------------------------
Income Plan selected:                                          1
-------------------------------------------------------------------------------
Payment frequency:                                          monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments                $100,000.00
under the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 95  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000.

                                                                                                 Income Benefit Amount

                                                                                      Contract
                                            Type             Beginning                 Value            Maximum              5%
                                             of              Contract   Transaction    After          Anniversary         Roll-Up
              Date                       Occurrence            Value      Amount     Occurrence          Value            Value**
------------------------------------------------------------------------------------------------------------------------------------
             1/1/04                  Contract Anniversary     $55,000           _     $55,000           $55,000           $52,500
------------------------------------------------------------------------------------------------------------------------------------
             7/1/04                   Partial Withdrawal      $60,000     $15,000     $45,000           $41,250           $40,176
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


-------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                 (a)          $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial               (b)          $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior          (c)          $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                                [(a)/(b)]*(c)     $13,750
-------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250
-------------------------------------------------------------------------------
5 % ROLL-UP VALUE INCOME BENEFIT**
-------------------------------------------------------------------------------
Total Partial Withdrawal Amount                           (a)          $15,000
-------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial               (b)          $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior
to Partial Withdrawal (assumes 181 days worth of          (c)          $53,786
interest on $52,500 and $54,600, respectively)
-------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of               (d)          $ 2,625
Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment            (e)=(d)*1.05^-0.5   $ 2,562
(discounted for a half year's worth of interest)
-------------------------------------------------------------------------------
Contract Value After Step 1                          (b')=(b)-(d)      $57,375
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                 (c')=(c)-(e)      $51,224
-------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-------------------------------------------------------------------------------
Partial Withdrawal Amount                            (a')=(a)-(d)      $12,375
-------------------------------------------------------------------------------
Proportional Adjustment                             (a')/(b')*(c')     $11,048
-------------------------------------------------------------------------------
Contract Value After Step 2                            (b')-(a')       $45,000
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                   $40,176
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.


                                 96  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2007

Initial Purchase Payment: $50,000

                                                                                                     Death Benefit Amount
                                                                                           -----------------------------------------
                                                       Beginning  Transactio   Contract                     Maximum
                                       Type of         Contract       n       Value After    Purchase     Anniversary    Enhanced
             Date                     Occurrence         Value      Amount    Occurrence   Payment Value     Value      Beneficiary
-----------------------------------------------------------------------------------------------------------------------   Value**
                                                                                                                       -------------
           1/1/2008              Contract Anniversary   $55,000          _      $55,000       $50,000       $55,000       $52,500
------------------------------------------------------------------------------------------------------------------------------------
           7/1/2008               Partial Withdrawal    $60,000    $15,000      $45,000       $37,500       $41,250       $40,339
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.


----------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)               $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)               $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)               $50,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)          $12,500
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                          $37,500
----------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)               $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)               $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)               $55,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)          $13,750
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                          $41,250
----------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
BENEFIT**
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)               $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)               $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)               $53,786
on $52,500 and $54,600, respectively)
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)          $13,446
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                          $40,339
----------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.


                                 97  PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
EARNINGS PROTECTION DEATH BENEFIT**               =    40 % * $25,000 = $10,000


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                        =    $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
In-Force Premium                                      =    $95,000
                                                           ($100,000+$0-$5,000)
In-Force Earnings                                     =    $19,000
                                                           ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).







                                 98  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                =    $30,000
                                                                                   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                             =    $0
In-Force Premium                                                              =    $120,000
                                                                                    ($110,000+$40,000-$30,000)
In-Force Earnings                                                             =    $20,000
                                                                                   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                                           =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).


EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                         =    $0
Purchase Payments in the 12 months prior to death                      =    $0
In-Force Premium                                                       =    $100,000
                                                                            ($100,000+$0-$0)
In-Force Earnings                                                      =    $50,000
                                                                            ($150,000-$100,000)
Earnings Protection Death Benefit**                                    =    40%*$50,000=$20,000

Contract Value                                                         =    $150,000
Death Benefit                                                          =    $160,000
Earnings Protection Death Benefit                                      =    $20,000
Continuing Contract Value                                              =    $180,000
                                                                            ($160,000+$20,000)


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In--


                                 99  PROSPECTUS

Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                100  PROSPECTUS

APPENDIX G
WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

ISSUE DATE: January 2, 2007

INITIAL PURCHASE PAYMENT: $50,000

INITIAL BENEFIT BASE: $50,000

                                                     Beginning                Contract
                                    Type of          Contract   Transaction  Value After
           Date                    Occurrence          Value      Amount     Occurrence    Benefit Base
--------------------------------------------------------------------------------------------------------
         1/2/2008             Contract Anniversary    $55,000           _      $55,000       $50,000
--------------------------------------------------------------------------------------------------------
         7/2/2008              Partial Withdrawal     $60,000     $15,000      $45,000       $37,500
--------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.


----------------------------------------------------------------------------------------------
BENEFIT BASE
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)               $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)               $60,000
----------------------------------------------------------------------------------------------
Value of Benefit Base Amount Immediately Prior to             (c)               $50,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)          $12,500
----------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                           $37,500
----------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                101  PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000. The Benefit
Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000. There is no Benefit Payment
Remaining because the withdrawal has reduced it to $0.



Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000. The Benefit
Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400. The Benefit Payment Remaining is
unchanged at $0.



Example 6:  Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).





                                102  PROSPECTUS

Example 7:  Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                103  PROSPECTUS

APPENDIX I- SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Plus Option at issue.



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.



The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume Example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.


                                104  PROSPECTUS

Example 5:  Assume Example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume Example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).



The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).


                                105  PROSPECTUS

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.


                                106  PROSPECTUS

APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with
----------
$100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% x $100,000, assuming your Benefit Base is still $100,000).



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment
 ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).



Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% x $140,000, assuming your Benefit Base is still $140,000).



Example 3a:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$4,000, is made during the first Benefit Year.



The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                107  PROSPECTUS

Example 3b:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% x $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 3c:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% x current Benefit Base (6% x $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).



Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.



Example 4a:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% x $75,000)=$3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                108  PROSPECTUS

Example 4b:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
 Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base prior to the withdrawal (5% x $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% x $75,000)=$3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 5:  Assume Example 3a is continued and an additional withdrawal of
----------
$5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% x $55,000)=$2,200.



Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment
 ($2,200) plus 4% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).



Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600
----------
is taken in the same year (the first Benefit Year).




                                109  PROSPECTUS

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome For Life Option Fee is $650, which is 0.65% x the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.



Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior
Contract Anniversaries has not increased the Benefit Payment).   At that point,
if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,967.50 = 5% x $159,350, assuming your Benefit Base is still $159,350).



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome For Life Option Fee is $1,035.78, which is 0.65% x the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% x the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.


                                110  PROSPECTUS

APPENDIX K- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


ALLSTATE VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,              2003      2004        2005        2006
----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.234  $   13.583   $   16.455
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.234  $   13.583  $   16.455   $   17.484
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               24,578      35,573      37,997       37,633
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.260  $   13.095   $   13.619
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.260  $   13.095  $   13.619   $   14.900
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              237,797     556,690     590,383      513,182
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.884  $   13.005   $   15.136
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.884  $   13.005  $   15.136   $   15.526
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              180,194     463,438     529,631      475,152
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account/(1)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.690  $   14.090   $   15.071
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.690  $   14.090  $   15.071   $   19.322
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               65,859     102,460      94,898       90,663
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.603  $   13.968   $   14.677
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.603  $   13.968  $   14.677   $   17.147
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               10,209      19,661      18,678       17,635
----------------------------------------------------------------------------------------------------------------------
                                 111 PROSPECTUS

Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.971  $   14.679   $   15.385
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.971  $   14.679  $   15.385   $   18.468
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              150,827     331,007     355,868      304,398
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.331  $   12.255   $   12.330
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.331  $   12.255  $   12.330   $   13.268
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               95,060     191,354     181,345      165,461
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.666  $   12.750   $   13.430
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.666  $   12.750  $   13.430   $   15.108
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               83,633     132,998     130,194      112,840
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   10.311  $   10.694   $   10.881
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 10.311  $   10.694  $   10.881   $   11.315
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              285,576   1,071,611   2,234,712    2,686,693
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(1)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   10.018  $   10.005   $   10.025
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 10.018  $   10.005  $   10.025   $   10.295
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              337,847     691,339   1,064,766    1,070,500
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $    9.936  $    9.868   $    9.988
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $  9.936  $    9.868  $    9.988   $   10.289
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              184,536     812,228   1,150,064    1,226,200
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.114  $   13.188   $   13.596
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.114  $   13.188  $   13.596   $   15.462
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              380,784     779,233   1,205,985    1,252,976
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.034  $   13.080   $   13.953
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.034  $   13.080  $   13.953   $   15.805
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              156,369     290,870     341,132      321,608
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.505  $   13.660   $   15.420
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.505  $   13.660  $   15.420   $   18.270
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               30,741      45,533      95,239       90,617
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account/(//2,3//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.319  $   12.299   $   13.614
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.319  $   12.299  $   13.614   $   14.891
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               32,114     141,903     159,451      158,346
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account /(//3//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   14.912  $   18.105   $   23.907
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 14.912  $   18.105  $   23.907   $   32.371
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               35,093     100,831     166,567      223,116
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(//3//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.715  $   12.423   $   13.561
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.715  $   12.423  $   14.161   $   15.070
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              121,087     179,761     189,322      488,356
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(//3//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.622  $   12.793   $   14.161
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.622  $   12.793  $   13.561   $   14.512
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              125,143     215,383     424,921      176,167
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(//3//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.251  $   13.637   $   15.073
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.251  $   13.637  $   15.073   $   18.080
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               91,178     311,486     581,451      726,809
----------------------------------------------------------------------------------------------------------------------

                                 112 PROSPECTUS

Van Kampen UIF International Growth Equity, Class II Sub-Account/(3)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -           -   $   10.000
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -           -   $   10.761
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -           -       66,650
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(//3//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   13.116  $   15.727   $   18.210
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 13.116  $   15.727  $   18.210   $   19.618
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              104,776     190,348     270,496      310,882
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(//3//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   13.621  $   15.993   $   17.821
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 13.621  $   15.993  $   17.821   $   19.674
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              104,846     150,004     165,471      151,653
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(//3//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   13.408  $   15.158   $   16.781
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 13.408  $   15.158  $   16.781   $   19.981
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              162,337     366,700     592,052      628,145
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(//3//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.785  $   17.172   $   19.791
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.785  $   17.172  $   19.791   $   26.896
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               95,259     267,480     385,379      379,250
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.864  $   14.589   $   16.001
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.864  $   14.589  $   16.001   $   16.573
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               64,393      91,273      90,402       90,586
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.525  $   14.519   $   14.921
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.525  $   14.519  $   14.921   $   17.092
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              611,638   1,368,363   2,024,042    2,064,458
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.853  $   12.493   $   13.275
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.853  $   12.493  $   13.275   $   13.448
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              105,623     143,473     181,523      174,613
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.423  $   13.994   $   15.157
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.423  $   13.994  $   15.157   $   17.352
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              346,255     706,160     998,766    1,008,188
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.922  $   14.138   $   14.713
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.922  $   14.138  $   14.713   $   16.404
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               93,006     197,926     205,195      175,011
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.268  $   12.876   $   13.801
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.268  $   12.876  $   13.801   $   14.449
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               41,151      74,440      78,672       66,299
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 --          --          --   $   10.000
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       --          --          --   $   10.804
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   --          --          --       59,634
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $   10.000  $   10.826   $   11.463
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $   10.826  $   11.463   $   12.559
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -      41,968      87,736       75,209
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.313  $   13.518   $   13.957
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.313  $   13.518  $   13.957   $   16.118
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              186,043     415,731     444,440      392,648
----------------------------------------------------------------------------------------------------------------------

                                 113 PROSPECTUS

AllianceBernstein VPS Growth - Class B Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.479  $   14.108   $   15.547
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.479  $   14.108  $   15.547   $   15.157
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               84,678     170,808     369,989      387,737
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value - Class B Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   11.902
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   11.902   $   15.875
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     347,354      662,259
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.511  $   12.311   $   13.956
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.511  $   12.311  $   13.956   $   13.688
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               61,318     104,368     129,269      116,723
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   13.642  $   16.034   $   16.877
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 13.642  $   16.034  $   16.877   $   19.026
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              128,236     220,201     394,485      422,123
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income - Class B Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   10.978
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   10.978   $   13.383
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -      46,526       85,825
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value - Class B Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   10.757
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   10.757   $   12.852
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -      58,921      107,014
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   11.917
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   11.917   $   13.108
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     557,027      934,340
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   11.114
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   11.114   $   12.382
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     148,705      257,982
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   10.498
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   10.498   $   11.506
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     130,227      227,510
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   12.136
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   12.136   $   13.466
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     226,223      356,831
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -           -   $   10.000
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -           -   $   10.235
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -           -      114,860
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   11.178
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   11.178   $   11.608
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -      40,690       94,418
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $   10.000  $   10.717   $   10.930
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $   10.717  $   10.930   $   11.800
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -     126,010     201,704      182,881
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $   10.000  $   11.263   $   11.297
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $   11.263  $   11.297   $   13.185
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -     117,847     701,458      908,698
----------------------------------------------------------------------------------------------------------------------

                                 114 PROSPECTUS

FTVIP Mutual Discovery Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   11.405
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   11.405   $   13.854
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -      76,341      155,329
----------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $   10.000  $   10.974   $   11.976
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $   10.974  $   11.976   $   13.995
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -      89,975     415,887      488,856
----------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $   10.000  $   11.543   $   12.553
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $   11.543  $   12.553   $   15.049
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -      91,246     664,497      828,191
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   10.546
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   10.546   $   12.766
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     109,697      149,560
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account/(1)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   11.401
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   11.401   $   13.074
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     203,640      222,560
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   11.367
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   11.367   $   12.598
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     347,710      450,996
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   11.295
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   11.295   $   12.587
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     154,801      252,665
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -           -   $   10.000
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -           -   $    9.517
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -           -       40,712
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -           -   $   10.000
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -           -   $   10.732
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -           -       10,024
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -           -   $   10.000
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -           -   $   10.146
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -           -       37,825
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -           -   $   10.000
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -           -   $   10.329
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -           -      311,062
----------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.342  $   12.114   $   12.437
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.342  $   12.114  $   12.437   $   13.740
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               59,242      89,594     105,484       97,467
----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.318  $   13.510   $   14.034
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.318  $   13.510  $   14.034   $   16.057
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                8,159      83,914      93,677       80,043
----------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.688  $   14.553   $   16.118
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.688  $   14.553  $   16.118   $   20.321
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               71,672     165,086     239,237      238,989
----------------------------------------------------------------------------------------------------------------------

                                 115 PROSPECTUS

Putnam VT Investors - Class IB Sub-Account /(//5//)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   12.184  $   13.547   $   14.550
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.184  $   13.547  $   14.550   $   16.364
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                8,159       5,886       4,547        3,355
----------------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -           -  $   10.000   $   10.948
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -           -  $   10.948   $   12.538
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -           -     254,363      372,360
----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $   11.752  $   12.184   $   12.712
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.752  $   12.184  $   12.712   $   13.230
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               63,955     135,230     164,024      169,816
----------------------------------------------------------------------------------------------------------------------


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                116  PROSPECTUS

ALLSTATE VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy
- Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                 2003     2004      2005      2006
------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.159  $ 13.377   $ 16.058
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.159  $ 13.377  $ 16.058   $ 16.908
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    189       951       951        951
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.185  $ 12.897   $ 13.291
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.185  $ 12.897  $ 13.291   $ 14.408
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 20,116    18,199    22,604     20,625
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.812  $ 12.808   $ 14.771
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.812  $ 12.808  $ 14.771   $ 15.014
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 22,754    25,327    23,766     22,872
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account/(1)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.613  $ 13.877   $ 14.708
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.613  $ 13.877  $ 14.708   $ 18.685
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  3,061     3,942     3,940      3,935
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.526  $ 13.757   $ 14.323
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.526  $ 13.757  $ 14.323   $ 16.581
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    979         0         0          0
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.892  $ 14.457   $ 15.014
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.892  $ 14.457  $ 15.014   $ 17.859
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,234    11,314    12,341     11,659
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.262  $ 12.069   $ 12.033
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.262  $ 12.069  $ 12.033   $ 12.830
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,624     5,399     7,464      7,040
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.595  $ 12.556   $ 13.106
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.595  $ 12.556  $ 13.106   $ 14.610
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    388       388     6,319      5,300
------------------------------------------------------------------------------------------------------------------

                                 117 PROSPECTUS

Morgan Stanley VIS Income Plus - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 10.248  $ 10.532   $ 10.619
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $10.248  $ 10.532  $ 10.619   $ 10.942
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 36,354    31,834    50,822     41,532
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(1)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $  9.957  $  9.853   $  9.783
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 9.957  $  9.853  $  9.783   $  9.955
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 22,303    25,373    23,571     22,489
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $  9.875  $  9.719   $  9.747
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 9.875  $  9.719  $  9.747   $  9.950
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 45,906   100,138   106,824    102,072
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.040  $ 12.988   $ 13.268
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.040  $ 12.988  $ 13.268   $ 14.953
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 15,094    15,844    23,949     22,947
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.961  $ 12.882   $ 13.617
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.961  $ 12.882  $ 13.617   $ 15.284
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 14,926    15,995    13,820     12,721
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.435  $ 13.453   $ 15.048
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.435  $ 13.453  $ 15.048   $ 17.668
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,101     1,096     1,052      1,007
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account/(//2,3//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.250  $ 12.113   $ 13.286
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.250  $ 12.113  $ 13.286   $ 14.400
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 15,238       793       676        593
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 14.821  $ 17.831   $ 23.331
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $14.821  $ 17.831  $ 23.331   $ 31.304
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 12,008       578     1,273      1,273
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.551  $ 12.599   $ 13.234
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.551  $ 12.599  $ 13.234   $ 14.573
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,382     8,845     7,060      7,902
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.643  $ 12.234   $ 13.820
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.643  $ 12.234  $ 13.820   $ 14.033
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    732     1,444     2,590      2,582
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.176  $ 13.430   $ 14.710
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.176  $ 13.430  $ 14.710   $ 17.484
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,170     4,254    12,144     12,292
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account/(3)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -         -   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -         -   $ 10.695
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         -          0
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 13.036  $ 15.489   $ 17.772
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.036  $ 15.489  $ 17.772   $ 18.972
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,524     7,472     7,621      7,340
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 13.538  $ 15.751   $ 17.392
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.538  $ 15.751  $ 17.392   $ 19.025
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 12,094     7,725     7,880      7,706
------------------------------------------------------------------------------------------------------------------

                                 118 PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 13.327  $ 14.928   $ 16.376
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.327  $ 14.928  $ 16.376   $ 19.322
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 13,892     9,406    10,565     10,421
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.707  $ 16.912   $ 19.314
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.707  $ 16.912  $ 19.314   $ 26.009
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,217     7,785     8,404      7,578
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.785  $ 14.368   $ 15.616
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.785  $ 14.368  $ 15.616   $ 16.027
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    428     1,015       429        427
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.449  $ 14.299   $ 14.561
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.449  $ 14.299  $ 14.561   $ 16.529
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 73,598    44,257    49,881     49,325
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.781  $ 12.304   $ 12.955
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.781  $ 12.304  $ 12.955   $ 13.004
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,119     5,330     4,868      4,578
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.347  $ 13.782   $ 14.792
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.347  $ 13.782  $ 14.792   $ 16.780
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 52,658    27,103    32,255     30,931
------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.843  $ 13.924   $ 14.359
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.843  $ 13.924  $ 14.359   $ 15.863
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,967     4,311     3,964      3,935
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.193  $ 12.681   $ 13.468
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.193  $ 12.681  $ 13.468   $ 13.972
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,401       895       890        885
------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -         -   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -         -   $ 10.738
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         -      8,630
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $ 10.000  $ 10.760   $ 11.290
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $ 10.760  $ 11.290   $ 12.256
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         0         0          0
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.238  $ 13.313   $ 13.621
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.238  $ 13.313  $ 13.621   $ 15.586
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 30,085    30,581    32,696     30,707
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.403  $ 13.894   $ 15.172
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.403  $ 13.894  $ 15.172   $ 14.657
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,243     6,926     6,809      6,796
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 11.829
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 11.829   $ 15.635
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -     3,437      3,209
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.441  $ 12.124   $ 13.620
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.441  $ 12.124  $ 13.620   $ 13.237
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,752    11,686    11,685     11,263
------------------------------------------------------------------------------------------------------------------

                                 119 PROSPECTUS

AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 13.558  $ 15.791   $ 16.471
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.558  $ 15.791  $ 16.471   $ 18.399
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,419     7,226     7,449      7,250
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 10.911
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 10.911   $ 13.180
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -     1,315        293
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 10.691
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 10.691   $ 12.657
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         0          0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 11.844
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 11.844   $ 12.910
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -     6,441      6,854
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 11.046
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 11.046   $ 12.194
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -       366      1,882
------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 10.434
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 10.434   $ 11.331
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -     3,328      2,044
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 12.062
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 12.062   $ 13.262
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -       290        269
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -         -   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -         -   $ 10.172
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         -          0
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 11.110
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 11.110   $ 11.432
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         0          0
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $ 10.000  $ 10.652   $ 10.764
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $ 10.652  $ 10.764   $ 11.515
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -     1,781     2,337      2,364
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $ 10.000  $ 11.194   $ 11.126
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $ 11.194  $ 11.126   $ 12.868
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -     1,924     2,412      2,245
------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 11.335
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 11.335   $ 13.644
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -     3,984      3,791
------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $ 10.000  $ 10.907   $ 11.795
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $ 10.907  $ 11.795   $ 13.658
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -     7,597     8,427      8,625
------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $ 10.000  $ 11.472   $ 12.363
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $ 11.472  $ 12.363   $ 14.686
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         0     1,345      1,891
------------------------------------------------------------------------------------------------------------------

                                 120 PROSPECTUS

Goldman Sachs VIT Growth and Income Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 10.481
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 10.481   $ 12.573
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -       693        531
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account/(1)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 11.331
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 11.331   $ 12.875
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         0          0
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 11.298
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 11.298   $ 12.407
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -       607      1,238
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 11.226
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 11.226   $ 12.397
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -       791      1,419
------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -         -   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -         -   $  9.458
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         -          0
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -         -   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -         -   $ 10.666
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         -          0
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -         -   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -         -   $ 10.084
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         -          0
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -         -   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -         -   $ 10.265
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -         -          0
------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.273  $ 11.931   $ 12.137
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.273  $ 11.931  $ 12.137   $ 13.287
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0     1,133         0          0
------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.243  $ 13.306   $ 13.695
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.243  $ 13.306  $ 13.695   $ 15.528
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 14,285    12,788    11,515     10,443
------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.611  $ 14.333   $ 15.730
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.611  $ 14.333  $ 15.730   $ 19.651
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    128     2,233     1,975      1,950
------------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account /(//5//)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.109  $ 13.342   $ 14.199
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.109  $ 13.342  $ 14.199   $ 15.825
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0         0         0          0
------------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -         -  $ 10.000   $ 10.881
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -         -  $ 10.881   $ 12.348
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -         -     1,554        902
------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 11.680  $ 11.999   $ 12.405
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.680  $ 11.999  $ 12.405   $ 12.794
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,470     2,601     2,052      2,064
------------------------------------------------------------------------------------------------------------------


                                121  PROSPECTUS

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                122  PROSPECTUS

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,              2003      2004      2005        2006
--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.201  $   13.491   $   16.278
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.201  $ 13.491  $   16.278   $   17.226
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                6,634    10,689      21,194       26,698
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.227  $   13.007   $   13.473
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.227  $ 13.007  $   13.473   $   14.680
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               66,915   240,939     294,781      280,797
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.852  $   12.918   $   14.973
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.852  $ 12.918  $   14.973   $   15.297
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               46,977   184,114     279,675      435,170
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account/(1)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.656  $   13.995   $   14.909
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.656  $ 13.995  $   14.909   $   19.037
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               15,404    35,187      39,213       25,159
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.568  $   13.874   $   14.519
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.568  $ 13.874  $   14.519   $   16.894
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               11,186    16,323      16,425       14,916
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.936  $   14.580   $   15.219
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.936  $ 14.580  $   15.219   $   18.195
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               78,822   127,171     144,625      123,985
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.301  $   12.172   $   12.197
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.301  $ 12.172  $   12.197   $   13.072
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               65,540   163,222     175,113      142,566
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.634  $   12.664   $   13.285
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.634  $ 12.664  $   13.285   $   14.885
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               21,733    47,530      54,141       49,117
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 10.283  $   10.622   $   10.764
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 10.283  $ 10.622  $   10.764   $   11.148
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              184,686   643,073   1,462,440    1,916,928
--------------------------------------------------------------------------------------------------------------------

                                 123 PROSPECTUS

Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(1)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $  9.991  $    9.937   $    9.917
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $  9.991  $  9.937  $    9.917   $   10.143
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              206,331   413,637     657,808      667,110
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $  9.909  $    9.802   $    9.881
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $  9.909  $  9.802  $    9.881   $   10.137
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              108,929   428,989     701,011      795,045
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.081  $   13.099   $   13.449
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.081  $ 13.099  $   13.449   $   15.234
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              103,071   207,780     360,938      490,716
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.001  $   12.992   $   13.803
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.001  $ 12.992  $   13.803   $   15.572
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               70,971   147,140     196,467      247,410
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.474  $   13.568   $   15.254
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.474  $ 13.568  $   15.254   $   18.000
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                6,583    31,117      42,719       35,485
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account/(//2,3//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.288  $   12.216   $   13.468
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.288  $ 12.216  $   13.468   $   14.671
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                9,598    69,282     111,007       95,830
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account /(//3//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 14.872  $   17.983   $   23.650
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 14.872  $ 17.983  $   23.650   $   31.893
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               15,373    39,200     293,630      369,132
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(//3//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.590  $   12.707   $   13.415
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.590  $ 12.707  $   13.415   $   14.847
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               31,795   121,831     355,800      514,333
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account/ (//3//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.683  $   12.339   $   14.009
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.683  $ 12.339  $   14.009   $   14.298
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               51,300   103,097     105,569       73,771
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(//3//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.217  $   13.545   $   14.911
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.217  $ 13.545  $   14.911   $   17.813
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               64,033   234,429     673,072      953,357
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account/(3)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -           -   $   10.000
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -           -   $   10.731
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -           -      110,844
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(//3//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 13.080  $   15.621   $   18.015
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 13.080  $ 15.621  $   18.015   $   19.329
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               56,943   107,152     468,020      587,636
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(//3//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 13.584  $   15.885   $   17.630
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 13.584  $ 15.885  $   17.630   $   19.384
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               66,608   104,445     105,122       84,445
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(//3//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 13.372  $   15.056   $   16.600
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 13.372  $ 15.056  $   16.600   $   19.686
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               88,639   199,551     428,687      494,479
--------------------------------------------------------------------------------------------------------------------

                                 124 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(//3//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.750  $   17.057   $   19.578
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.750  $ 17.057  $   19.578   $   26.499
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               61,183   172,705     246,519      221,922
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.829  $   14.490   $   15.829
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.829  $ 14.490  $   15.829   $   16.329
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               14,674    22,291      23,151       22,049
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.491  $   14.421   $   14.760
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.491  $ 14.421  $   14.760   $   16.840
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              286,089   699,495   1,601,297    1,655,939
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.821  $   12.409   $   13.132
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.821  $ 12.409  $   13.132   $   13.249
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               67,081   101,974     176,876      193,340
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.390  $   13.900   $   14.994
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.390  $ 13.900  $   14.994   $   17.096
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              176,200   319,496     548,723      594,846
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.887  $   14.042   $   14.555
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.887  $ 14.042  $   14.555   $   16.162
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               29,372    99,790     111,926      105,994
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.234  $   12.789   $   13.652
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.234  $ 12.789  $   13.652   $   14.235
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               12,830    21,060      20,111       19,172
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account /(4)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $ 10.000  $   10.797   $   10.000
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $ 10.797  $   11.386   $   10.775
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -    21,750      58,290       21,343
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.753  $   12.189   $   11.386
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.753  $ 12.189  $   12.626   $   12.424
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                5,582    15,922      20,572       52,964
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.279  $   13.427   $   13.807
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.279  $ 13.427  $   13.807   $   15.880
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               54,387   166,492     447,898      413,771
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth - Class B Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.446  $   14.013   $   15.380
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.446  $ 14.013  $   15.380   $   14.933
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               28,817    80,635     325,340      424,521
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value - Class B Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   11.870
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   11.870   $   15.768
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -     200,944      538,385
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.480  $   12.228   $   13.806
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.480  $ 12.228  $   13.806   $   13.486
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               40,183    66,960      64,208       50,284
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 13.605  $   15.926   $   16.696
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 13.605  $ 15.926  $   16.696   $   18.746
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               46,809   101,345     461,511      547,841
--------------------------------------------------------------------------------------------------------------------

                                 125 PROSPECTUS

AllianceBernstein VPS Utility Income - Class B Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   10.948
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   10.948   $   13.293
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -      62,544      104,446
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value - Class B Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   10.728
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   10.728   $   12.765
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -      24,330       84,687
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   11.885
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   11.885   $   13.020
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -     588,555    1,179,793
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   11.084
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   11.084   $   12.298
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -     109,025      289,123
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   10.470
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   10.470   $   11.428
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -     105,832      211,031
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   12.103
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   12.103   $   13.375
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -     146,107      305,980
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -           -   $   10.000
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -           -   $   10.207
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -           -      105,566
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   11.148
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   11.148   $   11.530
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -      40,286      133,880
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $ 10.000  $   10.688   $   10.856
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $ 10.688  $   10.856   $   11.673
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -   105,202     171,901      155,403
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $ 10.000  $   11.233   $   11.221
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $ 11.233  $   11.221   $   13.044
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -    86,915     769,097    1,446,601
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   11.374
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   11.374   $   13.760
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -      64,062      133,205
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $ 10.000  $   10.944   $   11.896
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $ 10.944  $   11.896   $   13.845
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -    51,882     475,155      564,827
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -  $ 10.000  $   11.511   $   12.468
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -  $ 11.511  $   12.468   $   14.887
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -    36,969     860,022    1,019,766
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   10.517
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   10.517   $   12.680
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -      76,141      154,410
--------------------------------------------------------------------------------------------------------------------

                                 126 PROSPECTUS

Goldman Sachs VIT Mid Cap Value Sub-Account/(1)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   11.370
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   11.370   $   12.985
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -     121,130      141,849
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   11.336
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   11.336   $   12.513
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -     303,063      551,622
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   11.265
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   11.265   $   12.502
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -     108,569      255,308
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -           -   $   10.000
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -           -   $    9.491
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -           -       78,439
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -           -   $   10.000
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -           -   $   10.703
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -           -       13,419
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -           -   $   10.000
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -           -   $   10.118
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -           -       56,188
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -           -   $   10.000
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -           -   $   10.300
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -           -      333,924
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.311  $   12.033   $   12.303
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.311  $ 12.033  $   12.303   $   13.538
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               50,397    50,051     295,949       78,718
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account/(2)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.285  $   13.419   $   13.883
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.285  $ 13.419  $   13.883   $   15.820
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               28,104    34,565      45,145       30,417
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.654  $   14.455   $   15.945
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.654  $ 14.455  $   15.945   $   20.022
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               57,292   104,567     199,020      301,515
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account /(//5//)/
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 12.151  $   13.455   $   14.394
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 12.151  $ 13.455  $   14.394   $   16.123
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                1,120     1,114       1,108          192
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  -         -  $   10.000   $   10.918
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        -         -  $   10.918   $   12.453
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    -         -     162,309      324,998
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $ 10.000  $ 11.720  $   12.102   $   12.575
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 11.720  $ 12.102  $   12.575   $   13.035
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               44,404    93,142     148,490      154,681
--------------------------------------------------------------------------------------------------------------------

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                127  PROSPECTUS

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                128  PROSPECTUS

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,              2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.126  $13.286   $15.884
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.126  $13.286  $15.884   $16.656
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 975    2,497    2,217     2,744
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.152  $12.809   $13.147
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.152  $12.809  $13.147   $14.194
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               9,726   13,250    9,282     8,259
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.780  $12.721   $14.611
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.780  $12.721  $14.611   $14.791
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               8,629    6,633    9,698    11,219
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account/(1)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.579  $13.782   $14.548
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.579  $13.782  $14.548   $18.407
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               2,328    3,942    3,757     3,535
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.492  $13.663   $14.168
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.492  $13.663  $14.168   $16.334
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               1,841    1,851    1,841     1,807
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.857  $14.359   $14.851
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.857  $14.359  $14.851   $17.593
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               5,126   15,771   10,533    11,598
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account/^^^/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.232  $11.987   $11.902
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.232  $11.987  $11.902   $12.639
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               5,462    8,598    7,542     6,543
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.563  $12.471   $12.964
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.563  $12.471  $12.964   $14.392
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               3,527    4,145    4,121     2,203
------------------------------------------------------------------------------------------------------------

                                 129 PROSPECTUS

Morgan Stanley VIS Income Plus - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $10.220  $10.460   $10.504
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $10.220  $10.460  $10.504   $10.779
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              13,208   30,413   27,233    29,123
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(1)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $ 9.930  $ 9.786   $ 9.677
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 9.930  $ 9.786  $ 9.677   $ 9.807
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              28,903   45,574   46,747    22,019
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $ 9.848  $ 9.652   $ 9.641
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $ 9.848  $ 9.652  $ 9.641   $ 9.801
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  34    3,303    3,661    18,115
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.007  $12.900   $13.124
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.007  $12.900  $13.124   $14.730
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              10,343   11,431   15,174    18,338
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.928  $12.794   $13.469
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.928  $12.794  $13.469   $15.056
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               4,574   11,396   10,665    13,938
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.404  $13.362   $14.885
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.404  $13.362  $14.885   $17.405
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               4,063    5,082    2,882        87
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account/(//2,3//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.219  $12.030   $13.142
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.219  $12.030  $13.142   $14.186
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 819    1,348    1,248     1,494
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $14.781  $17.709   $23.078
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $14.781  $17.709  $23.078   $30.838
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   0        6    1,380     2,220
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.611  $12.151   $13.670
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.611  $12.151  $13.670   $13.824
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               6,422    6,273    5,131     5,492
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.519  $12.514   $13.090
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.519  $12.514  $13.090   $14.356
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               4,613    6,479    4,656     3,982
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.143  $13.339   $14.550
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.143  $13.339  $14.550   $17.223
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               3,320    6,166    7,995     8,811
------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account/(3)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -        -   $10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -        -   $10.665
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        -         0
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $13.000  $15.384   $17.579
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $13.000  $15.384  $17.579   $18.689
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              10,978   11,035   10,793    10,759
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $13.501  $15.644   $17.203
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $13.501  $15.644  $17.203   $18.742
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               1,773    3,184    2,113     4,660
------------------------------------------------------------------------------------------------------------

                                 130 PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $13.290  $14.827   $16.199
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $13.290  $14.827  $16.199   $19.035
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               9,060   15,617   13,461    12,152
------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(//3//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.672  $16.797   $19.105
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.672  $16.797  $19.105   $25.622
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               9,699    9,204    8,525     7,469
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.750  $14.270   $15.446
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.750  $14.270  $15.446   $15.788
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               4,072    4,072    4,218     4,206
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.415  $14.201   $14.403
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.415  $14.201  $14.403   $16.282
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              54,058   67,986   63,782    44,758
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.749  $12.220   $12.814
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.749  $12.220  $12.814   $12.811
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               9,005   12,541   12,307    10,564
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.314  $13.689   $14.631
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.314  $13.689  $14.631   $16.530
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              10,194   22,591   25,043    23,686
------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.808  $13.829   $14.203
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.808  $13.829  $14.203   $15.627
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               7,325    7,540    7,400     6,351
------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.160  $12.595   $13.322
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.160  $12.595  $13.322   $13.764
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               7,325    3,493    3,628     3,264
------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -  $10.000  $10.730   $11.213
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -  $10.730  $11.213   $12.123
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        0        0         0
------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -        -   $10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -        -   $10.709
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        -       943
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.204  $13.222   $13.473
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.204  $13.222  $13.473   $15.354
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               7,429   13,342   17,762    14,584
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth - Class B Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.369  $13.800   $15.008
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.369  $13.800  $15.008   $14.439
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               5,816   16,835   10,239    13,771
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $11.797
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $11.797   $15.528
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -    9,446    15,798
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.410  $12.042   $13.472
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.410  $12.042  $13.472   $13.040
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               3,318    4,534    6,063     6,062
------------------------------------------------------------------------------------------------------------

                                 131 PROSPECTUS

AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $13.521  $15.684   $16.292
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $13.521  $15.684  $16.292   $18.125
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               6,234   11,695   12,398    20,551
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income - Class B Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $10.881
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $10.881   $13.091
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        0     4,381
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $10.662
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $10.662   $12.571
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -    1,874    20,333
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $11.812
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $11.812   $12.822
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -    6,639    18,110
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $11.016
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $11.016   $12.111
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -    2,529     2,146
------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $10.405
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $10.405   $11.254
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -      249         0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $12.029
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $12.029   $13.172
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        0     5,260
------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -        -   $10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -        -   $10.144
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        -         0
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $11.079
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $11.079   $11.354
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        0     3,810
------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -  $10.000  $10.623   $10.691
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -  $10.623  $10.691   $11.390
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        0        0         0
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -  $10.000  $11.164   $11.050
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -  $11.164  $11.050   $12.728
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        0   20,756    13,478
------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $11.304
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $11.304   $13.551
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        0         0
------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -  $10.000  $10.877   $11.715
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -  $10.877  $11.715   $13.510
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -    1,636    7,047     6,203
------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -  $10.000  $11.441   $12.279
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -  $11.441  $12.279   $14.527
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -      410    2,533     2,484
------------------------------------------------------------------------------------------------------------

                                 132 PROSPECTUS

Goldman Sachs VIT Growth and Income Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $11.267
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $11.267   $12.323
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -    5,369       215
------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account/(1)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $11.195
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $11.195   $12.312
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -    6,796       227
------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $10.453
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $10.453   $12.487
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -    2,234     2,533
------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $11.300
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $11.300   $12.788
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -    1,182     1,177
------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -        -   $10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -        -   $ 9.432
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        -         0
------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -        -   $10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -        -   $10.637
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        -         0
------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -        -   $10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -        -   $10.056
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        -         0
------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -        -   $10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -        -   $10.237
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -        -         0
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.242  $11.850   $12.005
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.242  $11.850  $12.005   $13.089
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               2,556    2,552    2,548     2,544
------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.210  $13.215   $13.547
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.210  $13.215  $13.547   $15.297
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   0        0        0         0
------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.577  $14.235   $15.559
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.577  $14.235  $15.559   $19.359
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               6,690   10,996   10,092    10,327
------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account /(//5//)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $12.076  $13.251   $14.045
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $12.076  $13.251  $14.045   $15.589
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   0        0        0         0
------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 -        -  $10.000   $10.851
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       -        -  $10.851   $12.264
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   -        -      528       130
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           $10.000  $11.648  $11.917   $12.271
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 $11.648  $11.917  $12.271   $12.603
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               1,000    1,219    1,737     1,733
------------------------------------------------------------------------------------------------------------


                                133  PROSPECTUS

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                134  PROSPECTUS

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-203-0068
FAX NUMBER: 1-866-628-1006                        PROSPECTUS DATED MAY 1, 2007
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. ALLSTATE ADVISOR
.. ALLSTATE ADVISOR PREFERRED


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Both Contracts may not be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 59* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)      PUTNAM VARIABLE TRUST (CLASS IB)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS    STI CLASSIC VARIABLE TRUST
 2)                                                            VAN KAMPEN LIFE INVESTMENT TRUST (CLASS
LORD ABBETT SERIES FUND, INC. (CLASS VC)                        II)
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)            THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                                (CLASS II)


*Up to five additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 45 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 89 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.





                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
                SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT
                IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE
                LOSS OF PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.



                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                         PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 6
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             7
--------------------------------------------------------------------------------
  How the Contracts Work                                                12
--------------------------------------------------------------------------------
  Expense Table                                                         13
--------------------------------------------------------------------------------
  Financial Information                                                 19
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          19
--------------------------------------------------------------------------------
  Purchases                                                             22
--------------------------------------------------------------------------------
  Contract Value                                                        22
--------------------------------------------------------------------------------
  Investment Alternatives                                               45
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          45
--------------------------------------------------------------------------------
     The Fixed Account Options                                          49
--------------------------------------------------------------------------------
     Transfers                                                          52
--------------------------------------------------------------------------------
  Expenses                                                              55
--------------------------------------------------------------------------------
  Access to Your Money                                                  61
--------------------------------------------------------------------------------
  Income Payments                                                       62
--------------------------------------------------------------------------------
  Death Benefits                                                        70
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      78
--------------------------------------------------------------------------------
  Taxes                                                                 81
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                    88
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   89
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  90
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT                                    91
--------------------------------------------------------------------------------
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT        93
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                94
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 95
--------------------------------------------------------------------------------
APPENDIX F-CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT             96
--------------------------------------------------------------------------------
APPENDIX G- WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION
BENEFIT                                                                 99
--------------------------------------------------------------------------------
APPENDIX H-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES    100
--------------------------------------------------------------------------------
APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                102
--------------------------------------------------------------------------------
APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                105
--------------------------------------------------------------------------------
APPENDIX K-ACCUMULATION UNIT VALUES                                     109
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               24
--------------------------------------------------------------------------------
Accumulation Benefit                                                    24
--------------------------------------------------------------------------------
Accumulation Phase                                                      12
--------------------------------------------------------------------------------
Accumulation Unit                                                       23
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 23
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    1
--------------------------------------------------------------------------------
Annuitant                                                               20
--------------------------------------------------------------------------------
Automatic Additions Program                                             22
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 55
--------------------------------------------------------------------------------
Beneficiary                                                             20
--------------------------------------------------------------------------------
Benefit Base (for the TrueReturn Accumulation Benefit Option)           24
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Withdrawal Benefit Option)             33
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)        35
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 40
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Withdrawal Benefit Option)          32
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 36
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option) 39
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option) 32
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 36
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Withdrawal Benefit Option)             32
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)        35
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Co-Annuitant                                                            20
--------------------------------------------------------------------------------
*Contract                                                               79
--------------------------------------------------------------------------------
Contract Anniversary                                                    9
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  19
--------------------------------------------------------------------------------
Contract Value                                                          9
--------------------------------------------------------------------------------
Contract Year                                                           9
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           54
--------------------------------------------------------------------------------
Due Proof of Death                                                      70
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                                72
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option                72
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                           73
--------------------------------------------------------------------------------
Fixed Account Options                                                   49
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  59
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Guarantee Period Accounts                                               49
--------------------------------------------------------------------------------
Guarantee Option                                                        23
--------------------------------------------------------------------------------
Income Base                                                             68
--------------------------------------------------------------------------------
Income Plan                                                             62
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        65
--------------------------------------------------------------------------------
In-Force Earnings                                                       73
--------------------------------------------------------------------------------
In-Force Premium                                                        73
--------------------------------------------------------------------------------
Investment Alternatives                                                 45
--------------------------------------------------------------------------------
IRA Contract                                                            9
--------------------------------------------------------------------------------
Issue Date                                                              12
--------------------------------------------------------------------------------
Market Timing and Excessive Trading                                     53
--------------------------------------------------------------------------------
Market Value Adjustment                                                 11
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    8
--------------------------------------------------------------------------------
Payout Phase                                                            12
--------------------------------------------------------------------------------
Payout Start Date                                                       62
--------------------------------------------------------------------------------
Payout Withdrawal                                                       63
--------------------------------------------------------------------------------
Portfolios                                                              1
--------------------------------------------------------------------------------
Qualified Contract                                                      19
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     68
--------------------------------------------------------------------------------
Return of Premium (ROP") Death Benefit                                  11
--------------------------------------------------------------------------------
Rider Anniversary                                                       23
--------------------------------------------------------------------------------
Rider Application Date                                                  8
--------------------------------------------------------------------------------
Rider Date (for the TrueReturn Accumulation Benefit Option)             23
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Withdrawal Benefit Option)               32
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)          35
--------------------------------------------------------------------------------
Rider Date (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Rider Fee (for the TrueReturn Accumulation Benefit Option)              8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Withdrawal Benefit Option)                8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)           8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)       8
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    56
--------------------------------------------------------------------------------
Rider Maturity Date                                                     23
--------------------------------------------------------------------------------
Rider Period                                                            23
--------------------------------------------------------------------------------
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)  30
--------------------------------------------------------------------------------
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)    34
--------------------------------------------------------------------------------
Right to Cancel                                                         22
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        24
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option                        57
--------------------------------------------------------------------------------


                                 4  PROSPECTUS

--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                                     57
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           49
--------------------------------------------------------------------------------
SureIncome Covered Life                                                 8
--------------------------------------------------------------------------------
SureIncome Option Fee                                                   8
--------------------------------------------------------------------------------
SureIncome Plus Option                                                  8
--------------------------------------------------------------------------------
SureIncome Plus Option Fee                                              8
--------------------------------------------------------------------------------
SureIncome Plus Withdrawal Benefit Option                               8
--------------------------------------------------------------------------------
SureIncome For Life Option                                              8
--------------------------------------------------------------------------------
SureIncome For Life Option Fee                                          8
--------------------------------------------------------------------------------
SureIncome For Life Withdrawal Benefit Option                           8
--------------------------------------------------------------------------------
SureIncome ROP Death Benefit                                            11
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                                    8
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           61
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  84
--------------------------------------------------------------------------------
Transfer Period Accounts                                                49
--------------------------------------------------------------------------------
Trial Examination Period                                                7
--------------------------------------------------------------------------------
TrueReturn /SM/ Accumulation Benefit Option                             8
--------------------------------------------------------------------------------
Unemployment Compensation                                               60
--------------------------------------------------------------------------------
Valuation Date                                                          22
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Variable Account                                                        78
--------------------------------------------------------------------------------
Variable Sub-Account                                                    45
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option) 32
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 36
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit
Option)                                                                 33
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 37
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit
Option)                                                                 33
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 37
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome for Life Withdrawal
Benefit Option)                                                         41
--------------------------------------------------------------------------------
Withdrawal Benefit Option                                               32
--------------------------------------------------------------------------------
Withdrawal Benefit Option Fee                                           57
--------------------------------------------------------------------------------
* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 5  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 6  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase each Contract with as little as
                                $10,000 ($2,000 for Contracts issued with an IRA or
                                TSA). You can add to your Contract as often and as much
                                as you like, but each subsequent payment must be at
                                least $1,000 ($50 for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract. We may limit
                                the cumulative amount of purchase payments to a maximum
                                of $1,000,000 in any Contract.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. See "Trial Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-Account. You
                                also will bear the following expenses:

                                ALLSTATE ADVISOR CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.10% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.40% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.50% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                  7 PROSPECTUS

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.60% of average daily net assets.

                                . No withdrawal charge.

                                ALL CONTRACTS

                                .Annual administrative expense charge of 0.19% (up to
                                  0.35% for future Contracts).

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you
                                  will pay an additional mortality and expense risk
                                  charge of 0.20% (up to 0.30% for Options added in the
                                  future).

                                .If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                                  INCREASE) OPTION, you will pay an additional
                                  mortality and expense risk charge of 0.30%.

                                .If you select the EARNINGS PROTECTION DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner and oldest Annuitant on
                                  the date we receive the completed application or
                                  request to add the benefit, whichever is later
                                  ("RIDER APPLICATION DATE").

                                .If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                                  OPTION ("TRUERETURN OPTION") you will pay an
                                  additional annual fee ("RIDER FEE") of 0.50% (up to
                                  1.25% for Options added in the future) of the BENEFIT
                                  BASE in effect on each Contract Anniversary
                                  ("CONTRACT ANNIVERSARY") during the Rider Period. You
                                  may not select the TrueReturn Option together with a
                                  Retirement Income Guarantee Option or any Withdrawal
                                  Benefit Option.

                                .We discontinued offering the SUREINCOME WITHDRAWAL
                                  BENEFIT OPTION ("SUREINCOME OPTION") as of May 1,
                                  2006, except in a limited number of states.  If you
                                  elected the SureIncome Option prior to May 1, 2006,
                                  you would pay an additional annual fee ("SUREINCOME
                                  OPTION FEE") of 0.50% of the BENEFIT BASE on each
                                  Contract Anniversary (see the SureIncome Option Fee
                                  section).  You may not select the SureIncome Option
                                  together with a Retirement Income Guarantee Option, a
                                  TrueReturn Option or any other Withdrawal Benefit
                                  Option.

                                .If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT
                                  OPTION  ("SUREINCOME PLUS OPTION") you would pay an
                                  additional annual fee ("SUREINCOME PLUS OPTION FEE")
                                  of 0.65% (up to 1.25% for Options added in the
                                  future) of the BENEFIT BASE on each Contract
                                  Anniversary (see the SureIncome Plus Option Fee
                                  section).  You may not select the SureIncome Plus
                                  Option together with a Retirement Income Guarantee
                                  Option, a TrueReturn Option or any other Withdrawal
                                  Benefit Option.

                                .If you select the SUREINCOME FOR LIFE WITHDRAWAL
                                  BENEFIT OPTION  ("SUREINCOME FOR LIFE OPTION") you
                                  would pay an additional annual fee ("SUREINCOME FOR
                                  LIFE OPTION FEE") of 0.65% (up to 1.25% for Options
                                  added in the future) of the BENEFIT BASE on each
                                  Contract Anniversary (see the SureIncome For Life
                                  Option Fee section).  You may not select the
                                  SureIncome For Life Option together with a Retirement
                                  Income Guarantee Option, a TrueReturn Option or any
                                  other Withdrawal Benefit Option.

                                  8 PROSPECTUS

                                .We discontinued offering the RETIREMENT INCOME
                                  GUARANTEE OPTION 1 ("RIG 1") as of January 1, 2004.
                                  If you selected RIG 1 prior to January 1, 2004, you
                                  will pay an additional annual fee ("Rider Fee") of
                                  0.40% of the INCOME BASE in effect on a Contract
                                  Anniversary.

                                .We discontinued offering the RETIREMENT INCOME
                                  GUARANTEE OPTION 2 ("RIG 2") as of January 1, 2004.
                                  If you selected RIG 2 prior to January 1, 2004, you
                                  will pay an additional annual Rider Fee of 0.55% of
                                  the INCOME BASE in effect on a Contract Anniversary.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                .If you select the SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                                  RETIREMENT ACCOUNTS ("CSP") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.10%* (up to
                                  0.15% for Options added in the future) of the
                                  Contract value ("CONTRACT VALUE") on each Contract
                                  Anniversary. These Options are only available for
                                  certain types of IRA Contracts, which are Contracts
                                  issued with an Individual Retirement Annuity or
                                  Account ("IRA") under Section 408 of the Internal
                                  Revenue Code. The CSP is only available for certain
                                  Custodial Individual Retirement Accounts established
                                  under Section 408 of the Internal Revenue Code. For
                                  Contracts purchased on or after January 1, 2005, we
                                  may discontinue offering the Spousal Protection
                                  Benefit (Co-Annuitant) Option at any time prior to
                                  the time you elect to receive it.

                                  *NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR
                                  CONTRACT OWNERS WHO ADDED THESE OPTIONS PRIOR TO
                                  JANUARY 1, 2005. SEE PAGE 57 FOR DETAILS.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract year ("CONTRACT
                                  YEAR"), which we measure from the date we issue your
                                  Contract or a Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                                TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
---------------------------------------------------------------------------------------

                                  9 PROSPECTUS

INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .up to 3 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .59* Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . Fidelity Management & Research Company

                                  . Franklin Advisers, Inc.

                                  . Franklin Advisory Services, LLC

                                  . Franklin Mutual Advisers, LLC

                                  . Lord, Abbett & Co. LLC

                                  . OppenheimerFunds, Inc.

                                  . Putnam Investment Management, LLC

                                  . Templeton Asset Management Ltd.

                                  . Templeton Investment Counsel, LLC

                                  . Trusco Capital Management, Inc.

                                  . Van Kampen Asset Management

                                  . Van Kampen**

                                  * Up to five additional Variable Sub-Accounts may be
                                  available depending on the date you purchased your
                                  Contract. Please see pages 45-48 for information
                                  about Sub-Account and/or Portfolio liquidations,
                                  mergers, closures and name changes.

                                  **Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                                NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                                STATES OR WITH ALL CONTRACTS.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-Accounts have performed, please call us at
                                1-800-203-0068.
---------------------------------------------------------------------------------------

                                 10 PROSPECTUS

SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                .
                                  joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                Prior to January 1, 2004, Allstate Life also offered
                                two Retirement Income Guarantee Options that guarantee
                                a minimum amount of fixed income payments you can
                                receive if you elect to receive income payments.

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income
                                payments will not fall below a certain level.
DEATH BENEFITS                  If you, the Annuitant, or Co-Annuitant die before the
                                Payout Start Date, we will pay a death benefit subject
                                to the conditions described in the Contract. In
                                addition to the death benefit included in your Contract
                                ("RETURN OF PREMIUM DEATH BENEFIT" or "ROP DEATH
                                BENEFIT"), the death benefit options we currently offer
                                include:

                                . MAV DEATH BENEFIT OPTION;

                                .ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                                  OPTION; and

                                . EARNINGS PROTECTION DEATH BENEFIT OPTION

                                The SureIncome Plus Option and SureIncome For Life
                                Option also include a death benefit option, the
                                SureIncome Return of Premium Death Benefit,
                                ("SUREINCOME ROP DEATH BENEFIT").
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less. The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $100.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year. See page 54 for information about short
                                term trading fees.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. Withdrawals taken
                                prior to the Payout Start Date are generally considered
                                to come from the earnings in the Contract first. If the
                                Contract is tax-qualified, generally all withdrawals
                                are treated as distributions of earnings. Withdrawals
                                of earnings are taxed as ordinary income and, if taken
                                prior to age 59 1/2, may be subject to an additional
                                10% federal tax penalty. A withdrawal charge and a
                                MARKET VALUE ADJUSTMENT may also apply.

                                If any withdrawal reduces your Contract Value to less
                                than $1,000, we will treat the request as a withdrawal
                                of the entire Contract Value unless the SureIncome
                                Withdrawal Benefit Option is in effect under your
                                Contract. Your Contract will terminate if you withdraw
                                all of your Contract Value.

                                 11  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 62. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-203-0068 if you have any question about how the Contracts work.


                                 12  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                         Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                    0           1           2           3           4           5           6          7           7+
Allstate Advisor             7%          7%          6%          5%          4%          3%         2%          0%          0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option               7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option               7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                    None

All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $30**
Transfer Fee                                             up to 2.00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:


                                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)                               Charge                       Expense Charge*
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                           1.10%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                              1.40%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                              1.50%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                   1.60%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Variable Account
                                                                           Annual Expense
Basic Contract (without any optional benefit)
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                1.29%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   1.69%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        1.79%
------------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.


                                                   0.20% (up to 0.30% for Options added in
MAV Death Benefit Option                           the future)
Enhanced Beneficiary Protection (Annual Increase)
Option                                             0.30 %

Earnings Protection Death Benefit Option (issue    0.25% (up to 0.35% for Options added in
age 0-70)                                          the future)

Earnings Protection Death Benefit Option (issue    0.40% (up to 0.50% for Options added in
age 71-79)                                         the future)




                                 13  PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings         Mortality and Expense                Administrative
Protection Death Benefit Option (issue age 71-79)                         Risk Charge*                    Expense Charge*
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                            2.00%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                               2.30%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                               2.40%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                    2.50%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced                    Total Variable Account
Beneficiary Protection (Annual Increase) Option, and Earnings              Annual Expense
Protection Death Benefit Option (issue age 71-79)
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                2.19%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   2.49%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   2.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        2.69%
------------------------------------------------------------------------------------------------------


  *As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.



TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                              0.50%*
-------------------------------------------------------------------------------



*Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/
   Accumulation Benefit Option" for details.



SUREINCOME WITHDRAWAL BENEFIT OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                    0.50%**
--------------------------------------------------------------------------------


*Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.

**Up to 1.25% for SureIncome Options added in the future. See "SureIncome
   Withdrawal Benefit Option" for details.



SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Plus Withdrawal Benefit Option                               0.65%*
-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome
   Plus Withdrawal Benefit Option" for details.



SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome For Life Withdrawal Benefit Option                           0.65%*
-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome For Life Options added in the future. See
   "SureIncome For Life Withdrawal Benefit Option" for details.



RETIREMENT INCOME GUARANTEE OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%
------------------------------------------------------------------------------
 RIG 2                                                                 0.55%
------------------------------------------------------------------------------


* We discontinued offering the Retirement Income Guarantee Option as of January 1, 2004. Fees shown apply to owners who selected the option prior to January 1, 2004.




                                 14  PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                0.10%*
-------------------------------------------------------------------------


* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option for Custodial  0.10%*
Individual Retirement Accounts
-------------------------------------------------------------------------


* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit {Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------


*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option" for details.


                                 15  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement.

                           ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.35%                         1.73%
and other expenses)
----------------------------------------------------------------------------------

 More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006 (except as otherwise noted).




                                 16  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elected the Earnings Protection Death Benefit Option (assuming issue age
  71-79);

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                Allstate Advisor
                                                       1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,105  $1,964   $2,835   $5,238
-------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $964    $1,552   $2,170   $4,021
-------------------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                     (5 Year)                            (3 Year)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $1,051  $1,967   $2,720   $5,481    $1,061  $1,656   $2,766   $5,560
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $909    $1,558   $2,063   $4,300    $920    $1,248   $2,112   $4,392
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                     (0 Year)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum  $561    $1,685   $2,812   $5,638
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum  $420    $1,278   $2,161   $4,482
Annual Portfolio
Expenses
------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                                    Allstate Advisor
                                           1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio    $510    $1,539   $2,580   $5,238
Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio    $369    $1,127   $1,915   $4,021
Expenses
-------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                     (5 Year)                            (3 Year)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $541    $1,627   $2,720   $5,481    $551    $1,656   $2,766   $5,560
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $399    $1,218   $2,063   $4,300    $410    $1,248   $2,112   $4,392
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                     (0 Year)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum  $561    $1,685   $2,812   $5,638
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum  $420    $1,278   $2,161   $4,482
Annual Portfolio
Expenses
------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT


                                 17  PROSPECTUS

OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 18  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax


                                 19  PROSPECTUS
advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new


                                 20  PROSPECTUS

Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


                                 21  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-203-0068.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market - Class IB Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.


                                 22  PROSPECTUS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.


                                 23  PROSPECTUS

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               15
AB Factor:                                187.5%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 187.5%
                       = $93,750


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The


                                 24  PROSPECTUS

  Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add Model Portfolio Options in the future. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:

                   GUARANTEE OPTION 1                              GUARANTEE OPTION 2
---------------------------------------------------------------------------------------------
                *Model Portfolio Option 1                      *Model Portfolio Option 2
*Fidelity VIP Freedom Income Fund Model Portfolio Option   *Fidelity VIP Freedom Income Fund
 *Fidelity VIP Freedom 2010 Fund Model Portfolio Option          Model Portfolio Option
                                                            *Fidelity VIP Freedom 2010 Fund
                                                                 Model Portfolio Option
                                                            *Fidelity VIP Freedom 2020 Fund
                                                                 Model Portfolio Option
                                                            *Fidelity VIP Freedom 2030 Fund
                                                                 Model Portfolio Option
---------------------------------------------------------------------------------------------


*NOTE: FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE
------------
WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term


                                 25  PROSPECTUS

"Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1.
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,
4):

                           MODEL PORTFOLIO OPTION 1
------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                0% Category D

------------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
------------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
------------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account

                                 26 PROSPECTUS

Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (1)
Putnam VT Utilities Growth and Income - Class IB Sub-Account (1)
Putnam VT Voyager - Class IB Sub-Account
STI Classic Capital Appreciation Sub-Account (3)
STI Classic Large Cap Relative Value Sub-Account (3)
STI Classic Small Cap Value Equity Sub-Account
STI Classic Large Cap Value Equity Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
------------------------------------------------------------------------------
CATEGORY D
(VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1)
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (1)
Putnam VT New Opportunities - Class IB Sub-Account (1)
Putnam VT Vista - Class IB Sub-Account
STI Classic Mid-Cap Equity Sub-Account (3)
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
------------------------------------------------------------------------------


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1) Effective October 1, 2004, the following Variable Sub-Accounts closed to new investments: the Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


MODEL PORTFOLIO OPTION 2.
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you select Model Portfolio Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in
the table below.   You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date


                                 27  PROSPECTUS
prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 4):

                    MODEL PORTFOLIO OPTION 2
             (RIDER DATE PRIOR TO OCTOBER 1, 2004)
------------------------------------------------------------------
                         10% Category A
                         20% Category B
                         50% Category C
                         20% Category D

------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2
Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB
Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (1)
Putnam VT Utilities Growth and Income - Class IB Sub-Account (1)
STI Classic Large Cap Relative Value Sub-Account (3)
STI Classic Large Cap Value Equity Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
------------------------------------------------------------------
CATEGORY D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account (1)
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
STI Classic Capital Appreciation Sub-Account (3)
STI Classic Mid-Cap Equity Sub-Account (3)
STI Classic Small Cap Value Equity Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
------------------------------------------------------------------

THE FOLLOWING VARIABLE SUB-ACCOUNTS ARE NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004): FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB--


                                 28  PROSPECTUS

ACCOUNT, FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT AND FIDELITY
VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT.   INSTEAD, THE FIDELITY VIP
FREEDOM FUNDS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS (SEE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE).

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1) Effective October 1, 2004, the following Variable Sub-Accounts closed to new investments: the Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.

MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you select Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of
the available Variable Sub-Accounts.   However, each transfer you make will
count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 4):

                    MODEL PORTFOLIO OPTION 2
            (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
-------------------------------------------------------------------
                            AVAILABLE
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
 Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
STI Classic Capital Appreciation Sub-Account (2)
STI Classic Large Cap Relative Value Sub-Account (2)
STI Classic Small Cap Value Equity Sub-Account
STI Classic Large Cap Value Equity Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)



                                 29  PROSPECTUS

                            EXCLUDED
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
STI Classic Mid-Cap Equity Sub-Account (2)
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)


1) Effective October 1, 2004, the following Variable Sub-Accounts closed to new investments: the Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account.*

2) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 74 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion.

  Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

                                 30  PROSPECTUS

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option.
 You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new Withdrawal Benefit
  Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
  85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.
If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

                         FIDELITY VIP FREEDOM FUNDS                                  FIDELITY VIP FREEDOM
                           MODEL PORTFOLIO OPTIONS                                       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
           Fidelity VIP Freedom Income Fund Model Portfolio Option              Fidelity VIP Freedom Income -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2010 Fund Model Portfolio Option                Fidelity VIP Freedom 2010 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2020 Fund Model Portfolio Option                Fidelity VIP Freedom 2020 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2030 Fund Model Portfolio Option                Fidelity VIP Freedom 2030 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------


The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.



                                 31  PROSPECTUS

WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.


SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME OPTION"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option.
 The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.


                                 32  PROSPECTUS

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.


                                 33  PROSPECTUS

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option.
We may also offer other Options ("New Options") under the Rider Trade-In Option.
 However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.


                                 34  PROSPECTUS

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
The SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract
Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".   Prior to
the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 70.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"), (the maximum age may depend on your state). The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once



                                 35  PROSPECTUS
added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


                                 36  PROSPECTUS

BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option.
 On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

                                 37  PROSPECTUS

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section page 70 for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION
The SureIncome Plus Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase asdefined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds.


SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions.
 Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain
restrictions.   The SureIncome For Life Option also provides an additional death benefit option.



                                 38  PROSPECTUS

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is
alive.   Prior to the commencement of the Withdrawal Benefit Payout Phase, the
SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT").
 This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 70.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you
choose to add the SureIncome For Life Option.   Currently, you may have only one
Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS
                                                                    ----------
DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.
---------------------------------------------------


We currently offer the following Withdrawal Benefit Factors:

                     Attained Age of
                 SureIncome Covered Life                     Withdrawal Benefit Factor
                 -----------------------                     -------------------------
                          50-59                                         4%
                          60-69                                         5%
                          70+                                           6%


The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

                                 39  PROSPECTUS

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT
       ----------------------------------------------------------------------
CHANGE.
-------

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

.. If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:



                                 40  PROSPECTUS

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

                                 41  PROSPECTUS

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section page 70 for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME FOR LIFE OPTION
The SureIncome For Life Option will terminate on the earliest of the following to occur:

.. The Benefit Payment is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

.. On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.


INVESTMENT  REQUIREMENTS  (APPLICABLE TO ALL WITHDRAWAL  BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

  (1) to the Model Portfolio Option available as described below;

  (2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to the Model Portfolio Option; or

  (3) to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select the Variable Sub-Accounts available under your Model Portfolio Option to which to allocate your Contract Value. We currently offer one Model Portfolio Option. Please refer to the Model Portfolio Option section of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we



                                 42  PROSPECTUS
may revise the Model Portfolio Options. The following is the Model Portfolio Option currently available for use:

* Model Portfolio Option 1
----------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state.
 See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) unless you request that the purchase payment be allocated to the DCA Fixed Account Option.
 Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

Under Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 4):

                             Available
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
STI Classic Capital Appreciation Sub-Account (2)
STI Classic Large Cap Relative Value Sub-Account (2)
STI Classic Small Cap Value Equity Sub-Account
STI Classic Large Cap Value Equity Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)

                                 43  PROSPECTUS


                             EXCLUDED
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
STI Classic Mid-Cap Equity Sub-Account (2)
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)


1) Effective October 1, 2004, the following Variable Sub-Accounts closed to new investments: the Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account.*

2) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT
OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


                                 44  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 59* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-203-0068 OR GO TO
WWW.ACCESSALLSTATE.COM.

*Up to five additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 48 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.


PORTFOLIO:                EACH PORTFOLIO SEEKS:         INVESTMENT ADVISER:
Fidelity VIP              Long-term capital
Contrafund(R) Portfolio   appreciation
- Service Class 2
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a
2010 Portfolio - Service  secondary objective of
Class 2                   principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a
2020 Portfolio - Service  secondary objective of
Class 2                   principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a     Fidelity Management &
2030 Portfolio - Service  secondary objective of       Research Company
Class 2                   principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a
Income Portfolio -        secondary objective of
Service Class 2           principal preservation
-------------------------------------------------------
Fidelity VIP Growth       To achieve capital
Stock Portfolio -         appreciation
Service Class 2
-------------------------------------------------------
Fidelity VIP Index 500    Investment results that
Portfolio - Service       correspond to the total
Class 2                   return of common stocks
                          publicly traded in the
                          United States as
                          represented by the Standard
                          & Poor's 500(SM) Index (S&P
                          500(R))
-------------------------------------------------------
Fidelity VIP Mid Cap      Long-term growth of capital
Portfolio - Service
Class 2
-------------------------------------------------------
FTVIP Franklin Growth     Capital appreciation with
and Income Securities     current income as a
Fund - Class 2            secondary goal.
-------------------------------------------------------
FTVIP Franklin Income     To maximize income while
Securities Fund - Class   maintaining prospects for    Franklin Advisers, Inc.
2                         capital appreciation.
-------------------------------------------------------
FTVIP Franklin Large Cap  Capital appreciation
Growth Securities Fund -
Class 2
-------------------------------------------------------
FTVIP Franklin U.S.       Income
Government Fund - Class
2
FTVIP Franklin Small Cap  Long-term total return.      Franklin Advisory
Value Securities Fund -                                Services, LLC
Class 2
-------------------------------------------------------------------------------
FTVIP Mutual Discovery    Capital appreciation with
Securities Fund - Class   current income as a          Franklin Mutual
2                         secondary goal.              Advisers, LLC
FTVIP Mutual Shares       Capital appreciation with
Securities Fund - Class   income as a secondary goal
2
-------------------------------------------------------------------------------
FTVIP Templeton           Long-term capital            Templeton Asset
Developing Markets        appreciation.                Management Ltd.
Securities Fund - Class
2
-------------------------------------------------------------------------------

                                 45 PROSPECTUS

FTVIP Templeton Foreign   Long-term capital growth.    Templeton Investment
Securities Fund - Class                                Counsel, LLC
2
-------------------------------------------------------------------------------
Lord Abbett Series Fund   Long-term growth of capital
- All Value Portfolio     and income without
                          excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series Fund   High current income and the
- Bond-Debenture          opportunity for capital
Portfolio                 appreciation to produce a
                          high total return
-------------------------------------------------------Lord, Abbett & Co. LLC
Lord Abbett Series Fund   Long-term growth of capital
- Growth and Income       and income without
Portfolio                 excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series Fund   Capital appreciation
- Growth Opportunities
Portfolio
-------------------------------------------------------
Lord Abbett Series Fund   Capital appreciation
- Mid-Cap Value           through investments,
Portfolio                 primarily in equity          ------------------------
                          securities, which are
                          believed to be undervalued
                          in the marketplace
-------------------------------------------------------
Oppenheimer MidCap        Capital appreciation by
Fund/VA - Service Shares  investing in ''growth
                          type'' companies.
-------------------------------------------------------
Oppenheimer Balanced      A high total investment
Fund/VA - Service Shares  return, which includes
                          current income and capital
                          appreciation in the value
                          of its shares.
Oppenheimer Capital       Capital appreciation by
Appreciation Fund/VA -    investing in securities of
Service Shares            well-known, established
                          companies.
                          -----------------------------
Oppenheimer Core Bond     High level of current
Fund/VA - Service Shares  income. As a secondary
                          objective, the Portfolio
                          seeks capital appreciation
                          when consistent with its
                          primary objective.
                          -----------------------------OppenheimerFunds, Inc.
Oppenheimer Global        Long-term capital
Securities Fund/VA -      appreciation by investing a
Service Shares            substantial portion of
                          assets in securities of
                          foreign issuers,
                          growth-type companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
Oppenheimer High Income   A high level of current
Fund/VA - Service Shares  income from investment in
                          high-yield fixed-income
                          securities.
-------------------------------------------------------
Oppenheimer Main Street   High total return (which
Fund(R)/VA - Service      includes growth in the
Shares                    value of its shares as well
                          as current income) from
                          equity and debt securities.
Oppenheimer Main Street   Capital appreciation.
Small Cap Fund(R)/VA -
Service Shares
-------------------------------------------------------------------------------
Oppenheimer Strategic     A high level of current
Bond Fund/VA - Service    income principally derived
Shares                    from interest on debt
                          securities.
-------------------------------------------------------

                                 46 PROSPECTUS

Putnam VT Global Asset    A high level of long-term
Allocation Fund - Class   total return consistent
IB                        with preservation of
                          capital.
-------------------------------------------------------
Putnam VT Growth and      Capital growth and current
Income Fund - Class IB    income.
-------------------------------------------------------
Putnam VT Health          Capital appreciation.
Sciences Fund - Class
IB/(1)/
-------------------------------------------------------
Putnam VT High Yield      High current income.
Fund - Class IB           Capital growth is a
                          secondary goal when
                          consistent with achieving
                          high current income.
-------------------------------------------------------
Putnam VT Income Fund -   High current income
Class IB                  consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------Putnam Investment
Putnam VT International   Capital appreciation.        Management, LLC
Equity Fund - Class IB                                 ("Putnam Management")
-------------------------------------------------------
Putnam VT Investors Fund  Long-term growth of capital
- Class IB                and any increased income
                          that results from this
                          growth.
-------------------------------------------------------
Putnam VT Money Market    As high a rate of current
Fund - Class IB           income as Putnam Management
                          believes is consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New             Long-term capital
Opportunities Fund -      appreciation.
Class IB/(1)/
-------------------------------------------------------
Putnam VT New Value Fund  Long-term capital
- Class IB                appreciation.
-------------------------------------------------------
Putnam VT Research Fund   Capital appreciation.
- Class IB/(1)/
-------------------------------------------------------
Putnam VT The George      To provide a balanced
Putnam Fund of Boston -   investment composed of a
Class IB                  well diversified portfolio   ------------------------
                          of value stocks and bonds,
                          which produce both capital
                          growth and current income.
Putnam VT Utilities       Capital growth and current
Growth and Income Fund -  income.
Class IB/(1)/
-------------------------------------------------------
Putnam VT Vista Fund -    Capital appreciation.
Class IB
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
Class IB
-------------------------------------------------------
STI Classic Capital       Capital appreciation
Appreciation Fund/(2)/
-------------------------------------------------------
STI Classic Large Cap     Long-term capital
Relative Value Fund/(2)/  appreciation with the
                          secondary goal of current    Trusco Capital
                          income                       Management, Inc.
-------------------------------------------------------
STI Classic Large Cap     Capital appreciation with
Value Equity Fund         the secondary goal of
                          current income
-------------------------------------------------------
STI Classic Mid-Cap       Capital appreciation
Equity Fund/(2)/
-------------------------------------------------------------------------------
STI Classic Small Cap     Capital appreciation with
Value Equity Fund         the secondary goal of
                          current income
-------------------------------------------------------
Van Kampen LIT            Capital growth
Aggressive Growth
Portfolio, Class II/(3)/
Van Kampen LIT Comstock   Capital growth and income
Portfolio, Class II       through investments in
                          equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred         Van Kampen Asset
                          stocks.                      Management
Van Kampen LIT Strategic  Capital appreciation.
Growth Portfolio, Class
II
Van Kampen LIT Growth     Long-term growth of capital
and Income Portfolio,     and income.
Class II
-------------------------------------------------------
Van Kampen LIT Money      Protection of capital and
Market Portfolio, Class   high current income through
II                        investments in money market
                          instruments.                 ------------------------
-------------------------------------------------------

                                 47 PROSPECTUS

Van Kampen UIF Emerging   High total return by
Markets Debt Portfolio,   investing primarily in
Class II                  fixed income securities of
                          government and
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
Van Kampen UIF Equity     Capital appreciation and
and Income Portfolio,     current income.
Class II
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
Growth Portfolio, Class   appreciation by investing
II                        primarily in
                          growth-oriented equity
                          securities of large
                          capitalization companies.
-------------------------------------------------------
Van Kampen UIF Global     Long-term capital
Franchise Portfolio,      appreciation.
Class II                                                Van Kampen/(4)/
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
Growth Portfolio, Class   investing primarily in
II                        common stocks and other
                          equity securities.
-------------------------------------------------------
Van Kampen UIF Small      Long-term capital
Company Growth            appreciation by investing
Portfolio, Class II       primarily in
                          growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
Cap Value Portfolio,      over a market cycle of
Class II                  three to five years by
                          investing in common stocks
                          and other equity
                          securities.
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
Estate Portfolio, Class   income and long-term
II                        capital appreciation by
                          investing primarily in       ------------------------
                          equity securities of
                          companies in the U.S. real
                          estate industry, including
                          real estate investment
                          trusts.
-------------------------------------------------------

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable
  Sub-Accounts in accordance with that program.   Outside of these automatic
  transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.




                                 48  PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in
the future. Some Options are not available in all states.   In addition,
Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 54.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. The minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Account to any of the Fixed Account Options available under your Contract.The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market - Class IB Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market - Class IB Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 54.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your sales representative for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT"


                                 49  PROSPECTUS
within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared


                                 50  PROSPECTUS
renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PREFERRED CONTRACT.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods").
 We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other
 Guarantee Periods in the future.   If you allocate a purchase payment to the
Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered.
 If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states.
 Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the
 Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate


                                 51  PROSPECTUS
at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
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TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount


                                 52  PROSPECTUS
transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-203-0068. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity.


                                 53  PROSPECTUS

Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio.
 Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12


                                 54  PROSPECTUS
transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer MidCap/VA - Service Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer MidCap/VA - Service Shares Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given


                                 55  PROSPECTUS

Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will
  never exceed 0.30%.   We guarantee that we will not increase the mortality and
  expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit
Payments provision in this prospectus for more information.   We deduct the
charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee


                                 56  PROSPECTUS
from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for
Settlement of the Death Proceeds is also a Contract Anniversary.    If the
Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004. We impose a separate annual Rider Fee for RIG 1 and RIG 2. The annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES".


                                 57  PROSPECTUS

"WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
 We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 14. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

                                 58  PROSPECTUS

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 51 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:


1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and


                                 59  PROSPECTUS

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 13-15. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1) or other services we provide to the Portfolios.

                                 60  PROSPECTUS

ACCESS TO YOUR MONEY
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WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 62.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 49.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-203-0068 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals.
 Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.



                                 61  PROSPECTUS

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.


                                 62  PROSPECTUS

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value



                                 63  PROSPECTUS
of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                    0           1           2           3           4           5           6          7           7+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor            7%           7%          6%          5%          4%          3%         2%          0%          0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option              7%           6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option              7%           6%          5%          0%
 No Withdrawal Charge
 Option                                                                   None


ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not

                                 64  PROSPECTUS
available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole



                                 65  PROSPECTUS
 discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:


UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Fidelity VIP Freedom Income - Service Class 2 Sub-Account

  FTVIP Franklin U.S. Government - Class 2 Sub-Account

  Oppenheimer Core Bond/VA - Service Shares Sub-Account

  Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

  Putnam VT Income - Class IB Sub-Account

  Putnam VT Money Market - Class IB Sub-Account

  Van Kampen LIT Money Market, Class II Sub-Account


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account

  Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account

  Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account

  Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account

  Fidelity VIP Index 500 - Service Class 2 Sub-Account

  Fidelity VIP Mid Cap - Service Class 2 Sub-Account

  FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

  FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

  FTVIP Mutual Discovery Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Lord Abbett Series - All Value Sub-Account

  Lord Abbett Series - Bond-Debenture Sub-Account

  Lord Abbett Series - Growth and Income Sub-Account

  Lord Abbett Series - Growth Opportunities Sub-Account

  Lord Abbett Series - Mid-Cap Value Sub-Account

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

  Oppenheimer Global Securities/VA - Service Shares Sub-Account

  Oppenheimer High Income/VA - Service Shares Sub-Account

  Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

  Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

  Putnam VT Global Asset Allocation - Class IB Sub-Account



                                 66  PROSPECTUS

  Putnam VT Growth and Income - Class IB Sub-Account

  Putnam VT High Yield - Class IB Sub-Account

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Research - Class IB Sub-Account (1)

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Utilities Growth and Income - Class IB Sub-Account (1)

  Putnam VT Voyager - Class IB Sub-Account

  STI Classic Capital Appreciation Sub-Account (2)

  STI Classic Large Cap Relative Value Sub-Account (2)

  STI Classic Mid-Cap Equity Sub-Account (2)

  STI Classic Small Cap Value Equity Sub-Account

  STI Classic Large Cap Value Equity Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account (3)

  Van Kampen UIF Equity Growth, Class II Sub-Account (3)

  Van Kampen UIF Global Franchise, Class II Sub-Account (3)

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)

1) Effective October 1, 2004, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments. If you choose to add the Income Protection Benefit Option on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding the Income Protection Benefit Option to your Contract.

2) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  Fidelity VIP Growth Stock - Service Class 2 Sub-Account

  FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

  Oppenheimer MidCap/VA - Service Shares Sub-Account

  Putnam VT Health Sciences - Class IB Sub-Account (1)

  Putnam VT New Opportunities - Class IB Sub-Account (1)

  Putnam VT Vista - Class IB Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account (2)

  Van Kampen LIT Strategic Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)

  Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)

  Van Kampen UIF Small Company Growth, Class II Sub-Account (3)

1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account and the Putnam VT New Opportunities - Class IB Sub-Account closed to new investments.

2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.

3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

                                 67  PROSPECTUS

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except that Contract Owners may elect to cancel a RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 as
described above.   The options may not be available in all states.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.


                                 68  PROSPECTUS

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. If you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.


RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..    In  each  Contract  Year,  for  the  portion  of  withdrawals  that  do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..    In each Contract  Year, for the portion of  withdrawals  that  cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the



                                 69  PROSPECTUS
     withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5%, and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5%.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


                                 70  PROSPECTUS

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected);

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

.. The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or



                                 71  PROSPECTUS

.. The date we next determine the Death Proceeds.


ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends, the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals; or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:



                                 72  PROSPECTUS

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
  Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 74, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.


                                 73  PROSPECTUS

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.



                                 74  PROSPECTUS

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.


OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.


OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.



                                 75  PROSPECTUS

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states.
 CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.


                                 76  PROSPECTUS

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and



                                 77  PROSPECTUS

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.


MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting



                                 78  PROSPECTUS
 instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered
representatives.   The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.



                                 79  PROSPECTUS

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
LeBoeuf, Lamb, Greene & MacRae, L.L.P., Washington, D.C., has advised Allstate Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 80  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future


                                 81  PROSPECTUS
guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:


                                 82  PROSPECTUS

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue


                                 83  PROSPECTUS
to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code


                                 84  PROSPECTUS
and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.


                                 85  PROSPECTUS

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
701/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving


                                 86  PROSPECTUS
spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the


                                 87  PROSPECTUS
required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2006, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 80469, Lincoln, NE 68501-0469 or 1-800-203-0068.


                                 88  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACTS
--------------------------------------------------------------------------------
  Agreements with the Prudential Insurance Company of America
--------------------------------------------------------------------------------
  Distribution
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Premium Taxes
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 89  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE                 ADVISOR                                  ADVISOR PREFERRED
--------------------------------------------------------------------------------------------------------------
                                                  5-YEAR WITHDRAWAL      3-YEAR WITHDRAWAL     NO WITHDRAWAL
                                                    CHARGE OPTION          CHARGE OPTION       CHARGE OPTION
--------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                      1.10%                  1.40%                  1.50%               1.60%
(Base Contract)
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                   7/ 6/ 5/ 4/ 3             7/ 6/ 5               None
(% of purchase payment)   7/ 7/ 6/ 5/ 4/ 3/ 2
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge        Confinement, Terminal  Confinement, Terminal  Confinement, Terminal        N/A
Waivers                  Illness, Unemployment  Illness, Unemployment  Illness, Unemployment
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                               DCA FIXED ACCOUNT OPTION
----------------------------------------------------------------------------------------
                                                   Advisor Preferred
                                  ------------------------------------------------------
                     Advisor           5-YEAR             3-YEAR         NO WITHDRAWAL
                                  WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   CHARGE OPTION
----------------------------------     OPTION             OPTION
                                  ------------------------------------------------------
TRANSFER PERIODS   3 to 6 month     3 to 6 month       3 to 6 month           N/A

                  ----------------------------------------------------------------------
------------------   7 to          7 to   12 month    7 to   12 month         N/A
                     12 month
                  ----------------------------------------------------------------------


         STANDARD FIXED ACCOUNT OPTION (SOME OPTIONS NOT AVAILABLE IN ALL STATES)
--------------------------------------------------------------------------------------------
                      Advisor                         Advisor Preferred
                                   ---------------------------------------------------------
                                        5-YEAR             3-YEAR                NO
                                   WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------     OPTION             OPTION              OPTION
                                   ---------------------------------------------------------

GUARANTEE PERIODS      1-year             N/A                N/A                 N/A




--------------------------------------------------------------------------------------------
                      3-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------
                      5-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------
                      7-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------


                 MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
--------------------------------------------------------------------------------------------
                      Advisor                         Advisor Preferred
                                   ---------------------------------------------------------
                                        5-YEAR             3-YEAR                NO
                                   WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------     OPTION             OPTION              OPTION
                                   ---------------------------------------------------------
GUARANTEE PERIODS      3-year           3-year             3-year              3-year




--------------------------------------------------------------------------------------------
                       5-year           5-year             5-year              5-year
                   -------------------------------------------------------------------------
                       7-year           7-year             7-year              7-year
                   -------------------------------------------------------------------------
                      10-year           10-year            10-year             10-year
                   -------------------------------------------------------------------------


* Available only in states in which the MVA Fixed Account Option is not offered.

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.


                                 90  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I                                                    =    the Treasury Rate for a maturity equal to the term length of the
                                                           Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
J                                                     =    the Treasury Rate for a maturity equal to the term length of the
                                                           Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                                                           Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                                                     =    the number of whole and partial years from the Market Value
                                                           Adjustment Date to the expiration of the term length of the Market
                                                           Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:




                                 91  PROSPECTUS

                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -$112.98
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:



   *These examples assume the election of the ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the ALLSTATE ADVISOR PREFERRED CONTRACT, which has different expenses and withdrawal charges.




                                 92  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                   65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                              male
-------------------------------------------------------------------------------
Income Plan selected:                                            1
-------------------------------------------------------------------------------
Payment frequency:                                            monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments under            $100,000.00
the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 93  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000

                                                                                                         Income Benefit Amount
                                                                                           Contract
                                                                  Beginning               Value After    Maximum
                                             Type of              Contract   Transaction  Occurrenc e  Anniversary        5%
             Date                          Occurrence               Value      Amount                     Value      Roll-Up Value
-----------------------------------------------------------------------------------------------------------------------------------
            1/1/04                     Contract Anniversary        $55,000           _      $55,000      $55,000        $52,500
-----------------------------------------------------------------------------------------------------------------------------------
            7/1/04                      Partial Withdrawal         $60,000     $15,000      $45,000      $41,250        $40,176
-----------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                 (a)          $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial               (b)          $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior          (c)          $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                                [(a)/(b)]*(c)     $13,750
-------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250
-------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT**
-------------------------------------------------------------------------------
Total Partial Withdrawal Amount                           (a)          $15,000
-------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial               (b)          $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior
to Partial Withdrawal (assumes 181 days worth of          (c)          $53,786
interest on $52,500)
-------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of               (d)          $ 2,625
Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment            (e)=(d)*1.05^-0.5   $ 2,562
(discounted for a half year's worth of interest)
-------------------------------------------------------------------------------
Contract Value After Step 1                          (b')=(b)-(d)      $57,375
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                 (c')=(c)-(e)      $51,224
-------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-------------------------------------------------------------------------------
Partial Withdrawal Amount                            (a')=(a)-(d)      $12,375
-------------------------------------------------------------------------------
Proportional Adjustment                             (a')/(b')*(c')     $11,048
-------------------------------------------------------------------------------
Contract Value After Step 2                            (b')-(a')       $45,000
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                   $40,176
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 94  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2007

Initial Purchase Payment: $50,000

                                                                                                  Death Benefit Amount
                                                                                           -------------------------------------
                                                       Beginning  Transactio   Contract    Purchase    Maximum       Enhanced
                                       Type of         Contract       n       Value After  Payment   Anniversary   Beneficiary
             Date                     Occurrence         Value      Amount    Occurrence    Value       Value         Value
--------------------------------------------------------------------------------------------------------------------------------
           1/1/2008              Contract Anniversary   $55,000          _      $55,000    $50,000     $55,000       $52,500
--------------------------------------------------------------------------------------------------------------------------------
           7/1/2008               Partial Withdrawal    $60,000    $15,000      $45,000    $37,500     $41,250       $40,339
--------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

PURCHASE PAYMENT VALUE DEATH BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $50,000
Partial Withdrawal
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $12,500
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500
-----------------------------------------------------------------------------------

MAV DEATH BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $55,000
Partial Withdrawal
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,750
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $41,250
-----------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)          $53,786
on $52,500)
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,446
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $40,339
-----------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 95  PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.


Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
EARNINGS PROTECTION DEATH BENEFIT**               =    40 % * $25,000 = $10,000



Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                        =    $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
In-Force Premium                                      =    $95,000
                                                           ($100,000+$0-$5,000)
In-Force Earnings                                     =    $19,000
                                                           ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).




                                 96  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                =    $30,000
                                                                                   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                             =    $0
In-Force Premium                                                              =    $120,000
                                                                                    ($110,000+$40,000-$30,000)
In-Force Earnings                                                             =    $20,000
                                                                                   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                                           =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).




EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and Maximum Anniversary Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                             =    $0
Purchase Payments in the 12 months prior to death                          =    $0
In-Force Premium                                                           =    $100,000
                                                                                ($100,000+$0-$0)
In-Force Earnings                                                          =    $50,000
                                                                                ($150,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                                        =    40%*$50,000=$20,000

Contract Value                                                             =    $150,000
Death Benefit                                                              =    $160,000
Earnings Protection Death Benefit                                          =    $20,000
Continuing Contract Value                                                  =    $180,000
                                                                                ($160,000+$20,000)


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is


                                 97  PROSPECTUS
continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                 98  PROSPECTUS

APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

RIDER DATE: JANUARY 2, 2005

INITIAL PURCHASE PAYMENT: $50,000

INITIAL BENEFIT BASE: $50,000

                                   Type of         Beginning Contract   Transaction    Contract Value
           Date                   Occurrence              Value            Amount     After Occurrence   Benefit Base
----------------------------------------------------------------------------------------------------------------------
          1/2/06                                         $55,000                -         $55,000          $50,000
                             Contract Anniversary
----------------------------------------------------------------------------------------------------------------------
          7/2/06              Partial Withdrawal         $60,000          $15,000         $45,000          $37,500
----------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

BENEFIT BASE
--------------------------------------------------------------------------------
Partial Withdrawal Amount                                    (a)        $15,000
--------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal       (b)        $60,000
--------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial           (c)        $50,000
Withdrawal
--------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)]*(c)   $12,500
--------------------------------------------------------------------------------
Adjusted Benefit Base                                                   $37,500
--------------------------------------------------------------------------------


*For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees
and charges for all Contracts.   Actual Contract Values will differ due to the
different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 99  PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with a $100,000
----------
initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.
The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).


                                100  PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7:  Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                101  PROSPECTUS

APPENDIX I- SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor Variable Annuity contract
----------
with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.



The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume Example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.


                                102  PROSPECTUS

Example 5:  Assume Example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume Example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).



The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).


                                103  PROSPECTUS

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.


                                104  PROSPECTUS

APPENDIX J- SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor Variable Annuity contract
----------
with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment
 ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).



Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).



Example 3a:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$4,000, is made during the first Benefit Year.



The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                105  PROSPECTUS

Example 3b:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 3c:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).



Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.



Example 4a:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000)=$3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                106  PROSPECTUS

Example 4b:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
 Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000)=$3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 5:  Assume Example 3a is continued and an additional withdrawal of
----------
$5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000)=$2,200.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment
 ($2,200) plus 4% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).



Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600
----------
is taken in the same year (the first Benefit Year).




                                107  PROSPECTUS

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.



Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior
Contract Anniversaries has not increased the Benefit Payment).   At that point,
if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.


                                108  PROSPECTUS

APPENDIX K- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contract us at 1-800-203-0068 to obtain a copy of the Statement of Additional Information.


ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.10% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,            2003     2004      2005      2006
-------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account /(1)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 10.749  $ 11.327   $ 11.081
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.749  $ 11.327  $ 11.081   $ 12.123
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,073    11,497    11,274     12,680
-------------------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account /(1)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 11.356  $ 12.813   $ 13.790
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.356  $ 12.813  $ 13.790   $ 15.817
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,346    14,479    17,044     17,290
-------------------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 11.262  $ 12.818   $ 13.127
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.262  $ 12.818  $ 13.127   $ 15.869
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0     3,813     3,884      4,114
-------------------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account /(1)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 11.438  $ 13.189   $ 14.884
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.438  $ 13.189  $ 14.884   $ 16.267
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             5,312     8,657     9,168      9,538
-------------------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 12.233  $ 14.996   $ 16.564
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.233  $ 14.996  $ 16.564   $ 18.985
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,982    12,820    17,258     19,799
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $ 10.291
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --     62,580
-------------------------------------------------------------------------------------------------------------
                                 109 PROSPECTUS


Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $ 10.483
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --     18,112
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $ 10.513
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --     10,459
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $ 10.522
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --      2,393
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $ 10.373
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --      9,360
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $  9.766
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --          0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $ 10.846
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --      4,280
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $  9.899
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --      8,115
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.851  $ 13.475  $ 14.713   $ 15.034
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.475  $ 14.713  $ 15.034   $ 17.328
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            19,258    91,878   121,852    140,550
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 11.263   $ 11.297
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.263  $ 11.297   $ 13.185
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    36,695   238,778    363,937
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 10.533   $ 10.508
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.533  $ 10.508   $ 11.503
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    19,883    52,660     76,907
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.508  $ 14.653  $ 17.899   $ 19.217
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.653  $ 17.899  $ 19.217   $ 22.191
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             6,008    30,266    42,724     49,578
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 10.274   $ 10.385
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.274  $ 10.385   $ 10.664
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    26,530    45,396     55,428
-------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $ 11.041
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --      4,832
-------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.428  $ 12.765  $ 14.192   $ 15.488
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.765  $ 14.192  $ 15.488   $ 18.099
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            11,247    93,951   175,870    208,410
-------------------------------------------------------------------------------------------------------------

                                 110 PROSPECTUS

FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.323  $ 16.979  $ 20.902   $ 26.292
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.979  $ 20.902  $ 26.292   $ 33.244
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               384     4,722     9,019     12,236
-------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.618  $ 13.683  $ 16.009   $ 17.410
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.683  $ 16.009  $ 17.410   $ 20.872
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,281    22,173    79,063    105,367
-------------------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 10.920   $ 11.529
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.920  $ 11.529   $ 13.047
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     2,505     8,154     10,663
-------------------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 10.370   $ 10.371
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.370  $ 10.371   $ 11.192
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    10,261    19,485     27,740
-------------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 10.904   $ 11.114
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.904  $ 11.114   $ 12.866
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     8,652    38,241     73,155
-------------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 11.153   $ 11.518
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.153  $ 11.518   $ 12.268
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     9,878    19,719     24,154
-------------------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 11.136   $ 11.896
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.136  $ 11.896   $ 13.179
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     7,818    22,310     31,595
-------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.053  $ 13.176  $ 14.280   $ 14.614
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.176  $ 14.280  $ 14.614   $ 15.992
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             7,178    53,108    61,320     60,538
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.115  $ 12.323  $ 12.968   $ 13.424
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.323  $ 12.968  $ 13.424   $ 14.269
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            13,298    39,477    87,943    108,136
-------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 10.118   $ 10.221
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.118  $ 10.221   $ 10.587
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     2,979    11,046     31,731
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.823  $ 14.323  $ 16.808   $ 18.924
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.323  $ 16.808  $ 18.924   $ 21.924
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,710    15,213    18,532     19,698
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.246  $ 13.039  $ 13.995   $ 14.092
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.039  $ 13.995  $ 14.092   $ 15.194
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,104    36,988    51,530     60,120
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.504  $ 12.713  $ 13.696   $ 14.296
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.713  $ 13.696  $ 14.296   $ 16.195
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,075    77,828    99,260    107,767
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.695  $ 14.755  $ 17.358   $ 18.799
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.755  $ 17.358  $ 18.799   $ 21.278
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,464    28,649    52,533     61,366
-------------------------------------------------------------------------------------------------------------

                                 111 PROSPECTUS

Oppenheimer MidCap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.282  $ 12.468  $ 14.698   $ 16.248
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.468  $ 14.698  $ 16.248   $ 16.472
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,972    14,766    29,855     42,659
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.496  $ 12.213  $ 13.072   $ 13.224
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.213  $ 13.072  $ 13.224   $ 13.998
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            10,834   101,918   149,231    175,264
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.631  $ 12.510  $ 13.473   $ 14.227
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.510  $ 13.473  $ 14.227   $ 15.850
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                90       758     2,993      4,525
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.266  $ 13.589  $ 14.904   $ 15.482
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.589  $ 14.904  $ 15.482   $ 17.714
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,429     5,716     8,351     11,258
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.035  $ 11.373  $ 12.026   $ 13.438
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.373  $ 12.026  $ 13.438   $ 13.636
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               173     2,926     4,443      5,622
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.454  $ 13.428  $ 14.652   $ 14.911
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.428  $ 14.652  $ 14.911   $ 16.269
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               350    14,873    27,417     32,729
-------------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.514  $ 10.507  $ 10.832   $ 10.945
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.507  $ 10.832  $ 10.945   $ 11.292
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,742    19,067    36,943     47,355
-------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.502  $ 13.465  $ 15.444   $ 17.105
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.465  $ 15.444  $ 17.105   $ 21.566
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               135     1,836     6,571     12,890
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.838  $ 13.072  $ 14.535   $ 15.611
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.072  $ 14.535  $ 15.611   $ 17.558
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               329     1,359     1,606      2,177
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.956  $  9.914  $  9.851   $  9.970
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.914  $  9.851  $  9.970   $ 10.274
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,651    34,280    45,925     61,161
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.478  $ 13.580  $ 14.787   $ 16.056
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.580  $ 14.787  $ 16.056   $ 17.206
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               726     3,714     2,619      2,522
-------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.840  $ 14.664  $ 16.708   $ 17.465
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.664  $ 16.708  $ 17.465   $ 20.001
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0     2,459     5,666     10,718
-------------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.091  $ 13.177  $ 13.990   $ 14.502
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.177  $ 13.990  $ 14.502   $ 15.935
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0     2,430     2,189      2,201
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.490  $ 12.158  $ 12.986   $ 13.332
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.158  $ 12.986  $ 13.332   $ 14.729
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               752    15,384    27,840     28,124
-------------------------------------------------------------------------------------------------------------

                                 112 PROSPECTUS

Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.769  $ 14.145  $ 16.978   $ 18.197
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.145  $ 16.978  $ 18.197   $ 22.819
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               187     1,374     1,179      1,136
-------------------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.550  $ 13.646  $ 15.976   $ 17.687
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.646  $ 15.976  $ 17.687   $ 18.411
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               400     2,022     2,576      2,795
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.661  $ 12.475  $ 12.934   $ 13.494
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.475  $ 12.934  $ 13.494   $ 14.045
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,962    16,384    23,818     23,983
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 11.153   $ 12.233
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.153  $ 12.233   $ 12.670
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     3,279     4,772      4,811
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 11.366   $ 11.681
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.366  $ 11.681   $ 13.381
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    25,133    62,429     67,470
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.136  $ 11.811  $ 12.448   $ 13.227
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.811  $ 12.448  $ 13.227   $ 13.399
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,236    12,034    14,984     15,927
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.891  $ 13.437  $ 15.137   $ 16.394
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.437  $ 15.137  $ 16.394   $ 18.769
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,729    18,865    23,632     29,013
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 10.000  $  9.925   $ 10.036
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $  9.925  $ 10.036   $ 10.319
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    73,330    79,438     93,283
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account /(4)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.736  $ 13.960  $ 15.169   $ 16.791
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.960  $ 15.169  $ 16.791   $ 18.365
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               107    14,258    15,431     18,937
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account/ (4)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 10.989   $ 11.648
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.989  $ 11.648   $ 12.945
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    12,926    19,278     22,786
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(4)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 10.760   $ 12.265
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.760  $ 12.265   $ 12.569
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       480     3,737      3,931
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(4)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 10.000  $ 11.131   $ 12.304
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 11.131  $ 12.304   $ 14.758
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0     4,885    11,534     23,713
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(4)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --        --   $  9.853
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --        --      1,041
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(4)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.125  $ 13.621  $ 15.993   $ 17.821
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.621  $ 15.993  $ 17.821   $ 19.674
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                43     3,787     4,364      4,498
-------------------------------------------------------------------------------------------------------------

                                 113 PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(4)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000  $ 11.323   $ 12.535
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.323  $ 12.535   $ 14.926
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    22,127    24,381     26,548
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(4)/
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.657  $ 14.601  $ 19.611   $ 22.602
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.601  $ 19.611  $ 22.602   $ 30.715
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               114    27,144    30,274     28,872
-------------------------------------------------------------------------------------------------------------


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                114  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,             2003     2004     2005      2006
----------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.704  $11.176   $10.834
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.704  $11.176  $10.834   $11.745
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account/(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.308  $12.643   $13.483
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.308  $12.643  $13.483   $15.325
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.215  $12.647   $12.835
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.215  $12.647  $12.835   $15.374
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.390  $13.014   $14.553
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.390  $13.014  $14.553   $15.760
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.181  $14.796   $16.196
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.181  $14.796  $16.196   $18.393
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.228
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.419
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.448
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
                                 115 PROSPECTUS


Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.457
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.310
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.706
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.779
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.838
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.784  $13.341  $14.434   $14.615
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.341  $14.434  $14.615   $16.691
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      274       274
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.194   $11.126
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.194  $11.126   $12.868
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0      240       240
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.509   $10.389
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.509  $10.389   $11.269
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.436  $14.507  $17.559   $18.682
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.507  $17.559  $18.682   $21.377
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.211   $10.228
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.211  $10.228   $10.406
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.974
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.363  $12.638  $13.923   $15.057
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.638  $13.923  $15.057   $17.435
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      373       373
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.247  $16.810  $20.505   $25.559
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.810  $20.505  $25.559   $32.024
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.551  $13.547  $15.705   $16.925
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.547  $15.705  $16.925   $20.105
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      170       170
----------------------------------------------------------------------------------------------------------

                                 116 PROSPECTUS

Lord Abbett Series - All Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.895   $11.398
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.895  $11.398   $12.782
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.347   $10.253
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.347  $10.253   $10.965
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.880   $10.988
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.880  $10.988   $12.604
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.127   $11.388
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.127  $11.388   $12.018
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0      244       244
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.110   $11.761
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.110  $11.761   $12.912
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.984  $13.045  $14.009   $14.206
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.045  $14.009  $14.206   $15.405
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.095  $12.248  $12.772   $13.100
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.248  $12.772  $13.100   $13.799
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      208       208
----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.095   $10.105
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.095  $10.105   $10.371
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.756  $14.181  $16.489   $18.397
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.181  $16.489  $18.397   $21.119
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.176  $12.909  $13.729   $13.698
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.909  $13.729  $13.698   $14.636
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.438  $12.586  $13.437   $13.898
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.586  $13.437  $13.898   $15.601
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.622  $14.608  $17.029   $18.275
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.608  $17.029  $18.275   $20.496
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      242       242
----------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.212  $12.344  $14.419   $15.795
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.344  $14.419  $15.795   $15.867
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.431  $12.091  $12.824   $12.855
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.091  $12.824  $12.855   $13.484
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 117 PROSPECTUS

Putnam VT Global Asset Allocation - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.565  $12.385  $13.218   $13.831
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.385  $13.218  $13.831   $15.268
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.196  $13.454  $14.621   $15.050
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.454  $14.621  $15.050   $17.064
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.972  $11.260  $11.798   $13.063
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.260  $11.798  $13.063   $13.135
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.383  $13.294  $14.374   $14.495
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.294  $14.374  $14.495   $15.671
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.453  $10.403  $10.626   $10.639
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.403  $10.626  $10.639   $10.877
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.436  $13.331  $15.151   $16.628
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.331  $15.151  $16.628   $20.774
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.770  $12.942  $14.259   $15.176
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.942  $14.259  $15.176   $16.913
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.899  $ 9.815  $ 9.664   $ 9.692
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.815  $ 9.664  $ 9.692   $ 9.897
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.407  $13.445  $14.506   $15.609
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.445  $14.506  $15.609   $16.574
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.767  $14.518  $16.391   $16.978
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.518  $16.391  $16.978   $19.267
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.022  $13.046  $13.725   $14.098
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.046  $13.725  $14.098   $15.350
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.424  $12.037  $12.740   $12.960
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.037  $12.740  $12.960   $14.188
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.696  $14.004  $16.656   $17.690
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.004  $16.656  $17.690   $21.981
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.478  $13.510  $15.673   $17.194
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.510  $15.673  $17.194   $17.735
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 118 PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.594  $12.351  $12.688   $13.118
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.351  $12.688  $13.118   $13.529
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.084   $12.047
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.084  $12.047   $12.364
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.297   $11.505
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.297  $11.505   $13.059
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.072  $11.693  $12.212   $12.858
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.693  $12.212  $12.858   $12.907
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.823  $13.304  $14.850   $15.937
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.304  $14.850  $15.937   $18.080
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $ 9.835   $ 9.854
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.835  $ 9.854   $10.040
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.664  $13.821  $14.881   $16.322
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.821  $14.881  $16.322   $17.691
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.922   $11.472
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.922  $11.472   $12.633
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.694   $12.080
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.694  $12.080   $12.266
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $11.030   $12.081
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $11.030  $12.081   $14.359
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account/(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.793
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.103  $13.538  $15.751   $17.392
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.538  $15.751  $17.392   $19.025
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.254   $12.345
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.254  $12.345   $14.566
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.584  $14.455  $19.239   $21.972
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.455  $19.239  $21.972   $29.588
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      134       134
----------------------------------------------------------------------------------------------------------


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value


                                119  PROSPECTUS

(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value


                                120  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.40% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004     2005      2006
----------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.734  $11.277   $10.998
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.734  $11.277  $10.998   $11.996
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,938   13,882   15,389    12,236
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.341  $12.756   $13.687
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.341  $12.756  $13.687   $15.652
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               507   12,800   13,593    14,429
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.247  $12.761   $13.029
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.247  $12.761  $13.029   $15.703
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    9,125    9,157     8,998
----------------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.422  $13.131   $14.773
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.422  $13.131  $14.773   $16.097
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    3,708    3,658     3,668
----------------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.215  $14.929   $16.441
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.215  $14.929  $16.441   $18.786
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               734    6,053    7,215     7,363
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.270
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.462
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.491
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------

                                 121 PROSPECTUS

Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.500
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.352
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.746
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.824
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --       672
----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.879
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --       341
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.825  $13.425  $14.614   $14.888
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.425   14.614  $14.888   $17.107
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,690   18,565   27,125    27,070
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.240   $11.240
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.240  $11.240   $13.079
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --      224    7,312    15,839
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.525   $10.468
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.525  $10.468   $11.425
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --      388    1,445     2,766
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.479  $14.599  $17.778   $19.031
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.599  $17.778  $19.031   $21.909
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               557    2,528    2,821     3,038
----------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.253   $10.333
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.253  $10.333   $10.577
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0      321       718
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $11.019
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --       316
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.402  $12.718  $14.097   $15.338
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.718  $14.097  $15.338   $17.869
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             6,143   22,288   28,316    26,607
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.293  $16.917  $20.762   $26.037
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.917  $20.762  $26.037   $32.822
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                37      164      822       964
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.591  $13.633  $15.902   $17.241
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.633  $15.902  $17.241   $20.606
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,488    6,270   10,083     8,674
----------------------------------------------------------------------------------------------------------

                                 122 PROSPECTUS

Lord Abbett Series - All Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.912   $11.485
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.912  $11.485   $12.958
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.363   $10.332
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.363  $10.332   $11.116
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.896   $11.072
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.896  $11.072   $12.778
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0    1,404     5,397
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.144   $11.475
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.144  $11.475   $12.184
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0      348       330
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.127   $11.851
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.127  $11.851   $13.090
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --      471      733     1,548
----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.026  $13.128  $14.184   $14.472
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.128  $14.184  $14.472   $15.789
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               130    1,256    1,271     1,688
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.109  $12.298  $12.903   $13.316
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.298  $12.903  $13.316   $14.111
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               154    1,320    7,204    10,257
----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.110   $10.182
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.110  $10.182   $10.515
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.797  $14.270  $16.695   $18.740
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.270  $16.695  $18.740   $21.645
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,014    4,200    3,992     4,069
----------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.219  $12.991  $13.901   $13.955
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.991  $13.901  $13.955   $15.000
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                91    8,566    8,879     8,878
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.478  $12.666  $13.604   $14.157
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.666  $13.604  $14.157   $15.989
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,343   16,760   15,793    15,738
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.666  $14.701  $17.242   $18.617
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.701  $17.242  $18.617   $21.007
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,342    4,241    4,382     4,280
----------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.254  $12.422  $14.600   $16.090
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.422  $14.600  $16.090   $16.263
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               146      525      321       359
----------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.470  $12.168  $12.984   $13.095
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.168  $12.984  $13.095   $13.820
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,645   16,170   24,924    27,170
----------------------------------------------------------------------------------------------------------

                                 123 PROSPECTUS

Putnam VT Global Asset Allocation - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.605  $12.464  $13.383   $14.089
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.464  $13.383  $14.089   $15.649
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0       135
----------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.239  $13.539  $14.804   $15.331
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.539  $14.804  $15.331   $17.489
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    2,410    2,503     2,931
----------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.010  $11.331  $11.945   $13.308
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.331  $11.945  $13.308   $13.462
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               284    4,700    4,406     3,896
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.426  $13.378  $14.554   $14.766
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.378  $14.554  $14.766   $16.062
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                63    2,312    4,720     5,442
----------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.490  $10.469  $10.759   $10.838
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.469  $10.759  $10.838   $11.149
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,134    1,226     1,508
----------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.475  $13.416  $15.341   $16.939
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.416  $15.341  $16.939   $21.291
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      550    1,530     1,929
----------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.811  $13.024  $14.437   $15.460
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.024  $14.437  $15.460   $17.334
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,390    2,334    2,339       609
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.934  $ 9.878  $ 9.785   $ 9.873
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.878  $ 9.785  $ 9.873   $10.144
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    9,403   10,956    13,441
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.450  $13.530  $14.687   $15.900
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.530  $14.687  $15.900   $16.987
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               460    2,148    2,096       624
----------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.811  $14.610  $16.596   $17.296
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.610  $16.596  $17.296   $19.747
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      728       719
----------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.064  $13.126  $13.896   $14.361
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.128  $13.896  $14.361   $15.733
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    6,467    6,545     6,668
----------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.464  $12.113  $12.899   $13.202
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.113  $12.899  $13.202   $14.542
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,559    2,503    3,277       596
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.740  $14.093  $16.864   $18.020
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.093  $16.864  $18.020   $22.529
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               189    4,857    4,744     4,211
----------------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.521  $13.596  $15.869   $17.515
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.596  $15.869  $17.515   $18.177
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               710    1,167      997     1,303
----------------------------------------------------------------------------------------------------------

                                 124 PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.635  $12.429  $12.847   $13.363
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.429  $12.847  $13.363   $13.866
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,969    3,768    3,742     1,947
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.130   $12.171
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.130  $12.171   $12.567
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.343   $11.622
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.343  $11.622   $13.273
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.111  $11.767  $12.365   $13.098
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.767  $12.365  $13.098   $13.229
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,047    1,045     1,518
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.864  $13.388  $15.035   $16.235
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.388  $15.035  $16.235   $18.530
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      615      615       615
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $ 9.895   $ 9.975
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.895  $ 9.975   $10.226
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0   12,369   13,259    14,072
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.708  $13.908  $15.067   $16.627
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.908  $15.067  $16.627   $18.131
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    2,517    3,722     4,727
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.967   $11.589
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.967  $11.589   $12.840
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    1,674    1,657     1,652
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.738   $12.203
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.738  $12.203   $12.468
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $11.098   $12.230
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $11.098  $12.230   $14.625
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      285       284
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.833
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.118  $13.593  $15.912   $17.677
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.593  $15.912  $17.677   $19.456
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      604      604       604
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.300   $12.472
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.300  $12.472   $14.805
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    1,625    1,539     1,745
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.628  $14.547  $19.479   $22.382
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.547  $19.479  $22.382   $30.325
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               617    7,305    7,506     6,148
----------------------------------------------------------------------------------------------------------


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value


                                125  PROSPECTUS

(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value


                                126  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.30% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004     2005      2006
----------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.689  $11.126   $10.753
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.689  $11.126  $10.753   $11.621
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.292  $12.586   $13.382
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.292  $12.586  $13.382   $15.163
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.199  $12.590   $12.738
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.199  $12.590  $12.738   $15.212
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.374  $12.956   $14.443
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.374  $12.956  $14.443   $15.594
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.164  $14.730   $16.074
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.164  $14.730  $16.074   $18.199
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.207
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.397
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------

                                 127 PROSPECTUS

Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.427
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.436
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.289
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.686
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.757
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.818
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.757  $13.292  $14.336   $14.472
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.292  $14.336  $14.472   $16.477
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.171   $11.069
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.171  $11.069   $12.763
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.501   $10.349
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.501  $10.349   $11.192
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.408  $14.453  $17.440   $18.498
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.453  $17.440  $18.498   $21.102
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.190   $10.176
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.190  $10.176   $10.322
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.951
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.337  $12.591  $13.829   $14.909
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.591  $13.829  $14.909   $17.211
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.217  $16.748  $20.367   $25.309
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.748  $20.367  $25.309   $31.613
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 128 PROSPECTUS

FTVIP Templeton Foreign Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.525  $13.497  $15.599   $16.759
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.497  $15.599  $16.759   $19.847
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.887   $11.355
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.887  $11.355   $12.694
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.339   $10.214
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.339  $10.214   $10.890
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.871   $10.946
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.871  $10.946   $12.518
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.119   $11.344
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.119  $11.344   $11.936
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.102   $11.716
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.102  $11.716   $12.823
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.957  $12.997  $13.914   $14.067
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.997  $13.914  $14.067   $15.207
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.088  $12.222  $12.707   $12.994
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.222  $12.707  $12.994   $13.644
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.087   $10.066
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.087  $10.066   $10.300
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.729  $14.128  $16.377   $18.216
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.128  $16.377  $18.216   $20.848
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.149  $12.861  $13.636   $13.564
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.861  $13.636  $13.564   $14.448
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.412  $12.540  $13.346   $13.761
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.540  $13.346  $13.761   $15.400
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.594  $14.554  $16.914   $18.096
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.554  $16.914  $18.096   $20.234
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.184  $12.298  $14.322   $15.640
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.298  $14.322  $15.640   $15.664
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 129 PROSPECTUS

Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.404  $12.046  $12.737   $12.729
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.046  $12.737  $12.729   $13.310
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.538  $12.339  $13.128   $13.695
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.339  $13.128  $13.695   $15.072
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.168  $13.404  $14.522   $14.902
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.404  $14.522  $14.902   $16.845
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.947  $11.218  $11.718   $12.935
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.218  $11.718  $12.935   $12.966
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.355  $13.245  $14.277   $14.353
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.245  $14.277  $14.353   $15.470
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.429  $10.364  $10.554   $10.535
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.364  $10.554  $10.535   $10.738
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.410  $13.282  $15.049   $16.465
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.282  $15.049  $16.465   $20.507
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.743  $12.894  $14.163   $15.027
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.894  $14.163  $15.027   $16.696
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.877  $ 9.779  $ 9.598   $ 9.597
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.779  $ 9.598  $ 9.597   $ 9.770
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.378  $13.395  $14.408   $15.456
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.395  $14.408  $15.456   $16.362
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.738  $14.464  $16.280   $16.812
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.464  $16.280  $16.812   $19.020
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.995  $12.997  $13.632   $13.960
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.997  $13.632  $13.960   $15.153
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.398  $11.992  $12.654   $12.833
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.992  $12.654  $12.833   $14.006
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.667  $13.952  $16.543   $17.516
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.952  $16.543  $17.516   $21.699
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 130 PROSPECTUS

Putnam VT Vista - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.449  $13.460  $15.567   $17.025
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.460  $15.567  $17.025   $17.507
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.568  $12.305  $12.603   $12.989
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.305  $12.603  $12.989   $13.355
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.062   $11.986
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.062  $11.986   $12.263
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.274   $11.446
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.274  $11.446   $12.952
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.047  $11.650  $12.129   $12.732
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.650  $12.129  $12.732   $12.742
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.796  $13.254  $14.749   $15.781
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.254  $14.749  $15.781   $17.848
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $ 9.805   $ 9.793
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.805  $ 9.793   $ 9.948
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.635  $13.770  $14.780   $16.162
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.770  $14.780  $16.162   $17.464
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.900   $11.413
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.900  $11.413   $12.530
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.672   $12.018
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.672  $12.018   $12.166
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $10.996   $12.007
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $10.996  $12.007   $14.228
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.772
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.095  $13.510  $15.670   $17.250
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.510  $15.670  $17.250   $18.813
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.231   $12.282
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.231  $12.282   $14.447
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------

                                 131 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.556  $14.402  $19.109   $21.756
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.402  $19.109  $21.756   $29.208
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                132  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.50% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004      2005       2006
------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account /(1)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.729  $ 11.260   $ 10.971
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.729  $11.260  $ 10.971   $ 11.954
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      345     1,188      4,462
------------------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account /(1)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.335  $ 12.737   $ 13.653
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.335  $12.737  $ 13.653   $ 15.597
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    9,787    13,594     10,697
------------------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.241  $ 12.742   $ 12.997
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.241  $12.742  $ 12.997   $ 15.648
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    7,210    17,105     19,915
------------------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account /(1)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.417  $ 13.111   $ 14.736
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.417  $13.111  $ 14.736   $ 16.041
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,002    2,436     6,398      2,561
------------------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.210  $ 14.907   $ 16.400
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.210  $14.907  $ 16.400   $ 18.720
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    5,082    13,157     50,107
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $ 10.263
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --    126,418
------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $ 10.454
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --     32,825
------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $ 10.484
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --     30,209
------------------------------------------------------------------------------------------------------------
                                 133 PROSPECTUS

Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $ 10.493
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --      5,514
------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $ 10.345
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --     10,533
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $  9.739
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --          0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $ 10.816
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --     12,979
------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $  9.872
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --     24,400
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.816  $13.409  $ 14.582   $ 14.840
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.409  $14.582  $ 14.840   $ 17.034
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,844   50,264    85,228    151,273
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 11.233   $ 11.221
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.233  $ 11.221   $ 13.044
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    8,142   395,841    952,145
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 10.523   $ 10.455
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.523  $ 10.455   $ 11.399
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --      268    38,415     96,407
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.470  $14.581  $ 17.739   $ 18.969
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.581  $17.739  $ 18.969   $ 21.816
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               175    6,512    26,368     32,680
------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 10.246   $ 10.315
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.246  $ 10.315   $ 10.549
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --   10,347    73,104     94,018
------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $ 11.011
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --     33,772
------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.394  $12.703  $ 14.065   $ 15.288
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.703  $14.065  $ 15.288   $ 17.793
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            10,654   69,739   192,547    446,165
------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.283  $16.896  $ 20.715   $ 25.952
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.896  $20.715  $ 25.952   $ 32.682
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,296    21,489     27,158
------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.583  $13.616  $ 15.866   $ 17.185
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.616  $15.866  $ 17.185   $ 20.518
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,050   19,680   150,154    327,648
------------------------------------------------------------------------------------------------------------

                                 134 PROSPECTUS

Lord Abbett Series - All Value Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 10.909   $ 11.471
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.909  $ 11.471   $ 12.929
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       84    20,539     34,419
------------------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 10.360   $ 10.319
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.360  $ 10.319   $ 11.091
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0    16,046     43,537
------------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 10.893   $ 11.057
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.893  $ 11.057   $ 12.749
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    1,191   119,764    175,986
------------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 11.141   $ 11.460
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.141  $ 11.460   $ 12.156
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       84    16,168     35,024
------------------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 11.124   $ 11.836
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.124  $ 11.836   $ 13.060
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       42    30,129     50,024
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.017  $13.112  $ 14.152   $ 14.425
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.112  $14.152  $ 14.425   $ 15.722
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               358   16,508    36,489     37,800
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.106  $12.289  $ 12.881   $ 13.280
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.289  $12.881  $ 13.280   $ 14.059
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,612   17,974   131,952    170,195
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 10.108   $ 10.169
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.108  $ 10.169   $ 10.491
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    3,605    37,622    111,981
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.788  $14.253  $ 16.657   $ 18.679
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.253  $16.657  $ 18.679   $ 21.553
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               100    6,058    26,321     38,599
------------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.209  $12.975  $ 13.869   $ 13.909
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.975  $13.869  $ 13.909   $ 14.936
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,529   53,683    98,072    112,865
------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.469  $12.650  $ 13.574   $ 14.111
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.650  $13.574  $ 14.111   $ 15.921
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             9,551   80,356   161,258    221,738
------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.657  $14.682  $ 17.203   $ 18.556
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.682  $17.203  $ 18.556   $ 20.918
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,631   13,562    37,572     65,082
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.245  $12.406  $ 14.567   $ 16.038
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.406  $14.567  $ 16.038   $ 16.193
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    2,522    19,771     56,522
------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.462  $12.153  $ 12.955   $ 13.052
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.153  $12.955  $ 13.052   $ 13.761
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               395   47,218   143,674    170,141
------------------------------------------------------------------------------------------------------------

                                 135 PROSPECTUS

Putnam VT Global Asset Allocation - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.596  $12.448  $ 13.353   $ 14.043
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.448  $13.353  $ 14.043   $ 15.582
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               206    1,622     8,617     13,550
------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.229  $13.522  $ 14.771   $ 15.281
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.522  $14.771  $ 15.281   $ 17.414
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               132    2,313     2,961      6,673
------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.002  $11.317  $ 11.919   $ 13.264
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.317  $11.919  $ 13.264   $ 13.405
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0          0
------------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.417  $13.362  $ 14.521   $ 14.718
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.362  $14.521  $ 14.718   $ 15.993
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               118    4,251     8,448     22,959
------------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.482  $10.456  $ 10.735   $ 10.803
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.456  $10.735  $ 10.803   $ 11.101
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0   10,116    40,741     75,490
------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.467  $13.399  $ 15.306   $ 16.884
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.399  $15.306  $ 16.884   $ 21.200
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               273      837    11,396     30,034
------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.802  $13.008  $ 14.405   $ 15.409
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.008  $14.405  $ 15.409   $ 17.260
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0      1,624
------------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.926  $ 9.865  $  9.763   $  9.841
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.865  $ 9.763  $  9.841   $ 10.100
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0   14,631    49,201     84,997
------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.440  $13.513  $ 14.654   $ 15.849
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.513  $14.654  $ 15.849   $ 16.915
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      246       236          0
------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.801  $14.592  $ 16.559   $ 17.239
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.592  $16.559  $ 17.239   $ 19.663
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,381     9,422     54,274
------------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.055  $13.112  $ 13.865   $ 14.315
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.112  $13.865  $ 14.315   $ 15.665
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    3,194     3,193      2,973
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.455  $12.098  $ 12.870   $ 13.159
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.098  $12.870  $ 13.159   $ 14.480
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               832    3,226     3,937      7,631
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.730  $14.075  $ 16.826   $ 17.961
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.075  $16.826  $ 17.961   $ 22.432
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      914       666        554
------------------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.512  $13.579  $ 15.833   $ 17.458
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.579  $15.833  $ 17.458   $ 18.099
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               126      436        64        714
------------------------------------------------------------------------------------------------------------

                                 136 PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.626  $12.414  $ 12.818   $ 13.320
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.414  $12.818  $ 13.320   $ 13.807
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               138    1,441    12,528     15,448
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 11.122   $ 12.150
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.122  $ 12.150   $ 12.533
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0        150
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 11.336   $ 11.603
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.336  $ 11.603   $ 13.237
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    5,119    93,900     80,868
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.102  $11.753  $ 12.337   $ 13.056
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.753  $12.337  $ 13.056   $ 13.172
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               109    2,529    13,681     14,010
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.855  $13.371  $ 15.002   $ 16.182
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.371  $15.002  $ 16.182   $ 18.451
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    6,865    15,034     26,124
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $  9.885   $  9.955
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.885  $  9.955   $ 10.195
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0   93,600   119,309    121,505
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.698  $13.891  $ 15.033   $ 16.573
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.891  $15.033  $ 16.573   $ 18.054
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               257   16,793    30,734     45,213
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 10.959   $ 11.570
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.959  $ 11.570   $ 12.805
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    1,625    26,263     46,317
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 10.731   $ 12.183
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.731  $ 12.183   $ 12.434
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0     3,013      5,543
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $ 11.086   $ 12.205
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $11.086  $ 12.205   $ 14.580
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,593    31,755     85,150
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --   $ 10.000
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --   $  9.826
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --     27,566
------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.115  $13.584  $ 15.885   $ 17.630
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.584  $15.885  $ 17.630   $ 19.384
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,988     2,136      2,417
------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $ 11.292   $ 12.451
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.292  $ 12.451   $ 14.765
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    5,920    26,435     35,711
------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(4)/
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.618  $14.529  $ 19.436   $ 22.309
------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.529  $19.436  $ 22.309   $ 30.195
------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               244   29,798    50,779     45,409
------------------------------------------------------------------------------------------------------------

(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value


                                137  PROSPECTUS

(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value


                                138  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.40% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004     2005      2006
----------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.684  $11.110   $10.726
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.684  $11.110  $10.726   $11.580
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.287  $12.567   $13.348
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.287  $12.567  $13.348   $15.109
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.194  $12.572   $12.706
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.194  $12.572  $12.706   $15.158
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.368  $12.936   $14.407
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.368  $12.936  $14.407   $15.539
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.158  $14.708   $16.033
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.158  $14.708  $16.033   $18.135
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.200
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.390
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------

                                 139 PROSPECTUS

Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.420
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.428
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.281
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.680
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.750
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.811
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.748  $13.275  $14.304   $14.424
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.275  $14.304  $14.424   $16.406
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.164   $11.050
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.164  $11.050   $12.728
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.499   $10.336
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.499  $10.336   $11.166
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.398  $14.435  $17.401   $18.438
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.435  $17.401  $18.438   $21.012
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.183   $10.158
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.183  $10.158   $10.294
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.943
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.328  $12.576  $13.797   $14.860
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.576  $13.797  $14.860   $17.137
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.207  $16.727  $20.321   $25.226
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.727  $20.321  $25.226   $31.477
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 140 PROSPECTUS

FTVIP Templeton Foreign Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.516  $13.480  $15.564   $16.704
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.480  $15.564  $16.704   $19.762
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.884   $11.340
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.884  $11.340   $12.665
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.336   $10.201
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.336  $10.201   $10.865
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.868   $10.932
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.868  $10.932   $12.489
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.116   $11.330
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.116  $11.330   $11.908
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.099   $11.701
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.099  $11.701   $12.793
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.948  $12.981  $13.883   $14.021
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.981  $13.883  $14.021   $15.142
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.086  $12.214  $12.685   $12.958
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.214  $12.685  $12.958   $13.593
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.084   $10.053
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.084  $10.053   $10.277
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.720  $14.111  $16.340   $18.156
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.111  $16.340  $18.156   $20.759
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.139  $12.845  $13.605   $13.520
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.845  $13.605  $13.520   $14.385
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.403  $12.524  $13.315   $13.716
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.524  $13.315  $13.716   $15.334
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.584  $14.536  $16.875   $18.037
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.536  $16.875  $18.037   $20.146
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.175  $12.283  $14.289   $15.589
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.283  $14.289  $15.589   $15.596
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 141 PROSPECTUS

Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.396  $12.031  $12.708   $12.687
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.031  $12.708  $12.687   $13.253
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.529  $12.324  $13.098   $13.650
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.324  $13.098  $13.650   $15.007
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.159  $13.387  $14.490   $14.853
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.387  $14.490  $14.853   $16.772
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.939  $11.204  $11.691   $12.893
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.204  $11.691  $12.893   $12.910
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.345  $13.228  $14.244   $14.306
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.228  $14.244  $14.306   $15.403
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.421  $10.351  $10.530   $10.500
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.351  $10.530  $10.500   $10.692
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.401  $13.265  $15.015   $16.411
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.265  $15.015  $16.411   $20.419
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.734  $12.878  $14.131   $14.978
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.878  $14.131  $14.978   $16.624
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.869  $ 9.767  $ 9.576   $ 9.565
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.767  $ 9.576  $ 9.565   $ 9.728
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.369  $13.378  $14.375   $15.405
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.378  $14.375  $15.405   $16.291
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.728  $14.446  $16.244   $16.757
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.446  $16.244  $16.757   $18.938
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.985  $12.981  $13.601   $13.914
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.981  $13.601  $13.914   $15.088
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.389  $11.978  $12.625   $12.791
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.978  $12.625  $12.791   $13.946
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.657  $13.935  $16.506   $17.459
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.935  $16.506  $17.459   $21.606
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 142 PROSPECTUS

Putnam VT Vista - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.440  $13.443  $15.532   $16.969
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.443  $15.532  $16.969   $17.432
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.559  $12.290  $12.574   $12.947
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.290  $12.574  $12.947   $13.298
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.054   $11.965
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.054  $11.965   $12.230
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.266   $11.426
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.266  $11.426   $12.917
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.038  $11.635  $12.102   $12.690
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.635  $12.102  $12.690   $12.687
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.787  $13.238  $14.716   $15.729
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.238  $14.716  $15.729   $17.771
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $ 9.794   $ 9.773
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.794  $ 9.773   $ 9.918
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.625  $13.752  $14.746   $16.109
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.752  $14.746  $16.109   $17.388
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.892   $11.394
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.892  $11.394   $12.496
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.665   $11.998
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.665  $11.998   $12.133
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $10.985   $11.983
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $10.985  $11.983   $14.184
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.766
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.093  $13.501  $15.644   $17.203
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.501  $15.644  $17.203   $18.742
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.223   $12.261
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.223  $12.261   $14.408
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------

                                 143 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.546  $14.384  $19.066   $21.685
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.384  $19.066  $21.685   $29.083
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                144  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.60% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004     2005      2006
----------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.724  $11.243   $10.944
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.724  $11.243  $10.944   $11.912
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.330  $12.718   $13.619
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.330  $12.718  $13.619   $15.542
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.236  $12.723   $12.964
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.236  $12.723  $12.964   $15.593
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               136      134      138       132
----------------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.411  $13.092   $14.699
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.411  $13.092  $14.699   $15.984
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.204  $14.885   $16.359
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.204  $14.885  $16.359   $18.655
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      197       197
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.256
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.447
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------

                                 145 PROSPECTUS

Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.477
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.486
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.338
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.733
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.809
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.865
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.807  $13.392  $14.549   $14.791
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.392  $14.549  $14.791   $16.961
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,531    2,399    2,190     2,199
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.225   $11.202
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.225  $11.202   $13.008
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0      225    30,492
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.520   $10.442
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.520  $10.442   $11.373
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0       832
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.460  $14.563  $17.699   $18.907
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.563  $17.699  $18.907   $21.723
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               569      535      506       456
----------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.239   $10.298
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.239  $10.298   $10.520
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0      147       897
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $11.004
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.385  $12.687  $14.034   $15.238
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.687  $14.034  $15.238   $17.717
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,239    2,274    2,440    24,057
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.273  $16.875  $20.668   $25.867
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.875  $20.668  $25.867   $32.542
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    8,772        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.574  $13.599  $15.830   $17.129
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.599  $15.830  $17.129   $20.431
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               298      399      759    19,930
----------------------------------------------------------------------------------------------------------

                                 146 PROSPECTUS

Lord Abbett Series - All Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.906   $11.456
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.906  $11.456   $12.899
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0      536       535
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.357   $10.305
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.357  $10.305   $11.066
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0     1,056
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.891   $11.043
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.891  $11.043   $12.720
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0      676       130
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.139   $11.446
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.139  $11.446   $12.129
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.122   $11.821
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.122  $11.821   $13.030
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.008  $13.095  $14.121   $14.378
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.095  $14.121  $14.378   $15.654
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               424      516      346       534
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.104  $12.281  $12.859   $13.244
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.281  $12.859  $13.244   $14.006
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0    1,350       899
----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.105   $10.156
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.105  $10.156   $10.467
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0    1,035     1,147
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.779  $14.235  $16.620   $18.618
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.235  $16.620  $18.618   $21.461
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               109      103       97        96
----------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.200  $12.959  $13.838   $13.864
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.959  $13.838  $13.864   $14.873
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               412      333      270       771
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.460  $12.635  $13.543   $14.065
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.635  $13.543  $14.065   $15.853
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,009    1,089    2,327     2,475
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.647  $14.664  $17.164   $18.496
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.664  $17.164  $18.496   $20.828
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               252      232      339       508
----------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.236  $12.391  $14.534   $15.986
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.391  $14.534  $15.986   $16.124
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.453  $12.138  $12.926   $13.010
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.138  $12.926  $13.010   $13.702
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               731      920      931     1,490
----------------------------------------------------------------------------------------------------------

                                 147 PROSPECTUS

Putnam VT Global Asset Allocation - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.587  $12.433  $13.323   $13.997
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.433  $13.323  $13.997   $15.515
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.220  $13.506  $14.738   $15.231
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.506  $14.738  $15.231   $17.340
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,510    1,415    1,326     1,184
----------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.993  $11.303  $11.892   $13.221
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.303  $11.892  $13.221   $13.348
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.407  $13.345  $14.488   $14.670
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.345  $14.488  $14.670   $15.925
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      613        92
----------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.474  $10.443  $10.711   $10.768
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.443  $10.711  $10.768   $11.054
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               292      304      591     1,464
----------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.458  $13.383  $15.272   $16.829
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.383  $15.272  $16.829   $21.110
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.793  $12.992  $14.373   $15.359
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.992  $14.373  $15.359   $17.187
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.919  $ 9.853  $ 9.741   $ 9.809
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.853  $ 9.741  $ 9.809   $10.057
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0       324
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.431  $13.497  $14.621   $15.797
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.497  $14.621  $15.797   $16.843
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.792  $14.574  $16.522   $17.183
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.574  $16.522  $17.183   $19.579
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0       130
----------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.046  $13.096  $13.834   $14.268
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.096  $13.834  $14.268   $15.599
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.446  $12.084  $12.841   $13.117
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.084  $12.841  $13.117   $14.418
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.720  $14.058  $16.789   $17.903
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.058  $16.789  $17.903   $22.337
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.502  $13.562  $15.798   $17.401
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.562  $15.798  $17.401   $18.022
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               855      800      750       671
----------------------------------------------------------------------------------------------------------

                                 148 PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.617  $12.398  $12.789   $13.276
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.398  $12.789  $13.276   $13.748
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               255      260      248       255
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.115   $12.129
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.115  $12.129   $12.499
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.328   $11.583
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.328  $11.583   $13.202
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.094  $11.738  $12.309   $13.013
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.738  $12.309  $13.013   $13.116
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.846  $13.355  $14.968   $16.129
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.355  $14.968  $16.129   $18.372
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $ 9.875   $ 9.934
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.875  $ 9.934   $10.164
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0     1,539
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.688  $13.874  $14.999   $16.519
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.874  $14.999  $16.519   $17.977
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.952   $11.550
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.952  $11.550   $12.771
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.723   $12.162
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.723  $12.162   $12.400
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $11.075   $12.180
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $11.075  $12.180   $14.536
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.820
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --       212
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.113  $13.575  $15.858   $17.582
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.575  $15.858  $17.582   $19.312
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               292      274      258       230
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.284   $12.429
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.284  $12.429   $14.725
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0       143
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.609  $14.511  $19.392   $22.236
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.511  $19.392  $22.236   $30.066
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               152       85      304       545
----------------------------------------------------------------------------------------------------------

 (1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value


                                149  PROSPECTUS

(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value


                                150  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.50% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004     2005      2006
----------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.679  $11.093   $10.699
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.679  $11.093  $10.699   $11.539
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.282  $12.548   $13.314
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.282  $12.548  $13.314   $15.056
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.188  $12.553   $12.674
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.188  $12.553  $12.674   $15.104
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.363  $12.917   $14.370
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.363  $12.917  $14.370   $15.484
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.152  $14.686   $15.993
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.152  $14.686  $15.993   $18.071
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.193
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.383
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------

                                 151 PROSPECTUS

Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.412
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.421
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.274
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.673
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.742
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.804
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.739  $13.259  $14.271   $14.377
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.259  $14.271  $14.377   $16.335
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.156   $11.031
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.156  $11.031   $12.693
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.496   $10.323
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.496  $10.323   $11.140
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.389  $14.417  $17.361   $18.377
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.417  $17.361  $18.377   $20.921
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.176   $10.141
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.176  $10.141   $10.265
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $10.936
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.319  $12.560  $13.766   $14.811
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.560  $13.766  $14.811   $17.063
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.197  $16.706  $20.275   $25.143
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.706  $20.275  $25.143   $31.342
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 152 PROSPECTUS

FTVIP Templeton Foreign Securities - Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.507  $13.463  $15.528   $16.649
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.463  $15.528  $16.649   $19.677
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.881   $11.326
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.881  $11.326   $12.636
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.334   $10.188
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.334  $10.188   $10.840
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.866   $10.918
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.866  $10.918   $12.460
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.113   $11.315
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.113  $11.315   $11.881
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.096   $11.686
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.096  $11.686   $12.764
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.939  $12.964  $13.851   $13.975
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.964  $13.851  $13.975   $15.077
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.083  $12.206  $12.663   $12.923
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.206  $12.663  $12.923   $13.542
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.082   $10.040
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.082  $10.040   $10.253
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.711  $14.093  $16.303   $18.097
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.093  $16.303  $18.097   $20.669
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.130  $12.829  $13.574   $13.475
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.829  $13.574  $13.475   $14.324
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.395  $12.508  $13.285   $13.671
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.508  $13.285  $13.671   $15.268
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.574  $14.518  $16.837   $17.977
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.518  $16.837  $17.977   $20.060
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.165  $12.267  $14.257   $15.538
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.267  $14.257  $15.538   $15.529
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 153 PROSPECTUS

Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.387  $12.016  $12.679   $12.645
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.016  $12.679  $12.645   $13.196
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.521  $12.309  $13.069   $13.605
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.309  $13.069  $13.605   $14.943
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.150  $13.370  $14.457   $14.804
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.370  $14.457  $14.804   $16.700
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.930  $11.190  $11.665   $12.850
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.190  $11.665  $12.850   $12.855
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.336  $13.212  $14.212   $14.259
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.212  $14.212  $14.259   $15.337
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.413  $10.338  $10.506   $10.466
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.338  $10.506  $10.466   $10.645
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.392  $13.249  $14.981   $16.357
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.249  $14.981  $16.357   $20.331
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.725  $12.862  $14.098   $14.929
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.862  $14.098  $14.929   $16.552
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.862  $ 9.755  $ 9.555   $ 9.534
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.755  $ 9.555  $ 9.534   $ 9.686
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.359  $13.362  $14.343   $15.354
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.362  $14.343  $15.354   $16.221
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.718  $14.429  $16.207   $16.701
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.429  $16.207  $16.701   $18.856
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.976  $12.965  $13.570   $13.868
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.965  $13.570  $13.868   $15.023
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.381  $11.963  $12.596   $12.749
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.963  $12.596  $12.749   $13.886
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.647  $13.918  $16.469   $17.401
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.918  $16.469  $17.401   $21.512
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

                                 154 PROSPECTUS

Putnam VT Vista - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.430  $13.427  $15.497   $16.913
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.427  $15.497  $16.913   $17.357
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.550  $12.274  $12.545   $12.904
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.274  $12.545  $12.904   $13.240
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.047   $11.945
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.047  $11.945   $12.197
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.258   $11.407
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.258  $11.407   $12.882
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.030  $11.621  $12.075   $12.648
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.621  $12.075  $12.648   $12.632
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.778  $13.221  $14.683   $15.677
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.221  $14.683  $15.677   $17.694
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $ 9.784   $ 9.753
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.784  $ 9.753   $ 9.887
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.615  $13.735  $14.713   $16.056
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.735  $14.713  $16.056   $17.313
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.885   $11.374
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.885  $11.374   $12.461
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $10.657   $11.977
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.657  $11.977   $12.100
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000  $10.974   $11.958
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $10.974  $11.958   $14.141
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --       --   $10.000
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --       --   $ 9.759
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --       --         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.090  $13.492  $15.617   $17.156
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.492  $15.617  $17.156   $18.672
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000  $11.215   $12.240
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.215  $12.240   $14.369
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0        0         0
----------------------------------------------------------------------------------------------------------

                                 156 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(4)/
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.536  $14.366  $19.022   $21.613
----------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.366  $19.022  $21.613   $28.957
----------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0        0         0
----------------------------------------------------------------------------------------------------------

(1) Effective May 31, 2007, the STI Classic Capital Appreciation Fund, the STI Classic Large Cap Relative Value Fund, and the STI Classic Mid-Cap Equity Fund will change their names to STI Classic Large Cap Growth Stock Fund, STI Classic Large Cap Core Equity Fund, and STI Classic Mid-Cap Core Equity Fund, respectively.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                156  PROSPECTUS

                         THE ALLSTATE VARIABLE ANNUITIES
        (Allstate Variable Annuity, Allstate Variable Annuity - L Share)

              Statement of Additional Information dated May 1, 2007

Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P. O. Box 80469 Lincoln, NE 68501-0469
1-800-654-2397



This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Allstate  Variable  Annuity

- Allstate Variable Annuity - L Share


The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2007 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments
The Contracts
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
         Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
                  Premium Taxes
                  Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
-------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
-------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

Morgan Stanley & Co. Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid underwriting commissions to Morgan Stanley & Co. of $25,689,897, $39,410,626 and $32,225,579 for the years 2004, 2005 and
2006 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
-------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS
-------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
-------------------------------------------------------------------------------

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the underlying financial statements of the sub-accounts, as of December 31, 2006 and for the periods in the two year period then ended, the consolidated financial statements of Allstate Life as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, the related consolidated financial statement schedules of Allstate Life, and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contacts.

                                   APPENDIX A

                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Units for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


ALLSTATE VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With MAV Death Benefit Option)
-------------------------------------------------------------------------------


* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VITEmerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.30% and an administrative charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                             2003     2004        2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.217     $13.537     $16.366
Accumulation Unit Value, End of Period                                              $12.217  $13.537     $16.366     $17.355
Number of Units Outstanding, End of Period                                           22,141   51,665      53,631      25,599
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.243     $13.051     $13.546
Accumulation Unit Value, End of Period                                              $12.243  $13.051     $13.546     $14.790
Number of Units Outstanding, End of Period                                          171,048  429,053     463,738      37,482
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.868     $12.962     $15.054
Accumulation Unit Value, End of Period                                              $11.868  $12.962     $15.054     $15.411
Number of Units Outstanding, End of Period                                          120,279  349,376     412,685      44,769
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.673     $14.042     $14.990
Accumulation Unit Value, End of Period                                              $12.673  $14.042     $14.990     $19.179
Number of Units Outstanding, End of Period                                          147,861  215,235     202,330      12,700
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.586     $13.921     $14.598
Accumulation Unit Value, End of Period                                              $12.586  $13.921     $14.598     $17.020
Number of Units Outstanding, End of Period                                           22,541   27,943      25,585       1,494
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.953     $14.630     $15.302
Accumulation Unit Value, End of Period                                              $12.953  $14.630     $15.302     $18.331
Number of Units Outstanding, End of Period                                           94,740  173,721     227,567      36,020
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.316     $12.214     $12.264
Accumulation Unit Value, End of Period                                              $11.316  $12.214     $12.264     $13.170
Number of Units Outstanding, End of Period                                           73,737  144,617     150,858      23,485
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.650     $12.707     $13.358
Accumulation Unit Value, End of Period                                              $11.650  $12.707     $13.358     $14.996
Number of Units Outstanding, End of Period                                           56,916   76,936      77,747      13,261
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $10.297     $10.658     $10.823
Accumulation Unit Value, End of Period                                              $10.297  $10.658     $10.823     $11.231
Number of Units Outstanding, End of Period                                          165,706  605,071   1,101,701      86,533
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                        $10.000  $10.005      $9.971      $9.971
Accumulation Unit Value, End of Period                                              $10.005   $9.971      $9.971     $10.218
Number of Units Outstanding, End of Period                                          272,849  434,733     511,246      79,784
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000   $9.923      $9.835      $9.934
Accumulation Unit Value, End of Period                                               $9.923   $9.835      $9.934     $10.213
Number of Units Outstanding, End of Period                                          112,701  599,498     854,421      96,978
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.097     $13.143     $13.522
Accumulation Unit Value, End of Period                                              $12.097  $13.143     $13.522     $15.348
Number of Units Outstanding, End of Period                                          165,162  297,171     433,567      35,102
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.018     $13.036     $13.878
Accumulation Unit Value, End of Period                                              $12.018  $13.036     $13.878     $15.688
Number of Units Outstanding, End of Period                                           67,023  124,951     133,165      18,408
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.489     $13.614     $15.337
Accumulation Unit Value, End of Period                                              $11.489  $13.614     $15.337     $18.135
Number of Units Outstanding, End of Period                                           15,527   31,681      41,903      13,805
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.304     $12.258     $13.541
Accumulation Unit Value, End of Period                                              $11.304  $12.258     $13.541     $14.781
Number of Units Outstanding, End of Period                                           22,039   65,389      84,729      13,492
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $14.892     $18.044     $23.778
Accumulation Unit Value, End of Period                                              $14.892  $18.044     $23.778     $32.131
Number of Units Outstanding, End of Period                                           24,892   41,795      75,973      15,590
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.606     $12.750     $13.488
Accumulation Unit Value, End of Period                                              $11.606  $12.750     $13.488     $14.958
Number of Units Outstanding, End of Period                                           57,413  170,759     310,899      35,927
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.699     $12.381     $14.085
Accumulation Unit Value, End of Period                                              $11.699  $12.381     $14.085     $14.404
Number of Units Outstanding, End of Period                                           92,097  122,497     135,678      10,706
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.234     $13.591     $14.992
Accumulation Unit Value, End of Period                                              $12.234  $13.591     $14.992     $17.946
Number of Units Outstanding, End of Period                                          121,446  331,415     532,149      61,041
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.746
Number of Units Outstanding, End of Period                                               --       --          --           0
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $13.098     $15.674     $18.112
Accumulation Unit Value, End of Period                                              $13.098  $15.674     $18.112     $19.473
Number of Units Outstanding, End of Period                                           55,733  100,055     154,711      25,323
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $13.603     $15.939     $17.725
Accumulation Unit Value, End of Period                                              $13.603  $15.939     $17.725     $19.529
Number of Units Outstanding, End of Period                                          120,354  159,359     131,660      26,658
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $13.390     $15.107     $16.690
Accumulation Unit Value, End of Period                                              $13.390  $15.107     $16.690     $19.833
Number of Units Outstanding, End of Period                                          160,033  286,553     380,589      66,344
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.768     $17.115     $19.685
Accumulation Unit Value, End of Period                                              $12.768  $17.115     $19.685     $26.697
Number of Units Outstanding, End of Period                                           87,838  183,003     218,397      28,537
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.846     $14.540     $15.915
Accumulation Unit Value, End of Period                                              $12.846  $14.540     $15.915     $16.450
Number of Units Outstanding, End of Period                                           21,860   50,024      54,917      11,076
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.508     $14.470     $14.840
Accumulation Unit Value, End of Period                                              $12.508  $14.470     $14.840     $16.966
Number of Units Outstanding, End of Period                                          440,732  894,020   1,300,090     212,615
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.406     $13.947     $15.075
Accumulation Unit Value, End of Period                                              $12.406  $13.947     $15.075     $17.224
Number of Units Outstanding, End of Period                                          313,215  522,770     671,300     705,006
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.837     $12.451     $13.203
Accumulation Unit Value, End of Period                                              $11.837  $12.451     $13.203     $13.348
Number of Units Outstanding, End of Period                                          172,113  255,075     277,341      23,187
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.905     $14.090     $14.634
Accumulation Unit Value, End of Period                                              $12.905  $14.090     $14.634     $16.282
Number of Units Outstanding, End of Period                                          136,351  286,171     295,908      25,882
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.251     $12.833     $13.727
Accumulation Unit Value, End of Period                                              $12.251  $12.833     $13.727     $14.342
Number of Units Outstanding, End of Period                                          113,094  188,661     184,087      12,501
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.790
Number of Units Outstanding, End of Period                                               --       --          --      40,119
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $10.811     $11.425
Accumulation Unit Value, End of Period                                                   --  $10.811     $11.425     $12.491
Number of Units Outstanding, End of Period                                               --   46,204      93,020      10,973
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.462     $14.061     $15.463
Accumulation Unit Value, End of Period                                              $12.462  $14.061     $15.463     $15.045
Number of Units Outstanding, End of Period                                          120,002  270,925     366,576      40,117
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.296     $13.472     $13.882
Accumulation Unit Value, End of Period                                              $12.296  $13.472     $13.882     $15.999
Number of Units Outstanding, End of Period                                          241,515  483,446     529,907      31,734
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.886
Accumulation Unit Value, End of Period                                                   --       --     $11.886     $15.822
Number of Units Outstanding, End of Period                                               --       --     185,819       5,917
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.496     $12.269     $13.881
Accumulation Unit Value, End of Period                                              $11.496  $12.269     $13.881     $13.587
Number of Units Outstanding, End of Period                                          102,120  185,690     192,708       1,381
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $13.623     $15.980     $16.787
Accumulation Unit Value, End of Period                                              $13.623  $15.980     $16.787     $18.886
Number of Units Outstanding, End of Period                                          162,324  280,212     385,400      48,498
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.963
Accumulation Unit Value, End of Period                                                   --       --     $10.963     $13.338
Number of Units Outstanding, End of Period                                               --       --      36,846       1,407
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.742
Accumulation Unit Value, End of Period                                                   --       --     $10.742     $12.808
Number of Units Outstanding, End of Period                                               --       --       8,131         106
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.901
Accumulation Unit Value, End of Period                                                   --       --     $11.901     $13.064
Number of Units Outstanding, End of Period                                               --       --     289,883      32,364
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.099
Accumulation Unit Value, End of Period                                                   --       --     $11.099     $12.340
Number of Units Outstanding, End of Period                                               --       --      80,367         901
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.484
Accumulation Unit Value, End of Period                                                   --       --     $10.484     $11.467
Number of Units Outstanding, End of Period                                               --       --      57,840       8,554
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $12.120
Accumulation Unit Value, End of Period                                                   --       --     $12.120     $13.420
Number of Units Outstanding, End of Period                                               --       --      53,447       8,437
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.221
Number of Units Outstanding, End of Period                                               --       --          --           0
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.163
Accumulation Unit Value, End of Period                                                   --       --     $11.163     $11.569
Number of Units Outstanding, End of Period                                               --       --      15,590       4,453
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $10.703     $10.893
Accumulation Unit Value, End of Period                                                   --  $10.703     $10.893     $11.736
Number of Units Outstanding, End of Period                                               --   83,658     127,337      14,993
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $11.248     $11.259
Accumulation Unit Value, End of Period                                                   --  $11.248     $11.259     $13.114
Number of Units Outstanding, End of Period                                               --   71,188     449,896      49,939
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.389
Accumulation Unit Value, End of Period                                                   --       --     $11.389     $13.807
Number of Units Outstanding, End of Period                                               --       --      26,194           0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $10.959     $11.936
Accumulation Unit Value, End of Period                                                   --  $10.959     $11.936     $13.920
Number of Units Outstanding, End of Period                                               --   35,036     197,734      20,410
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $11.527     $12.511
Accumulation Unit Value, End of Period                                                   --  $11.527     $12.511     $14.968
Number of Units Outstanding, End of Period                                               --   89,530     389,161      37,902
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.532
Accumulation Unit Value, End of Period                                                   --       --     $10.532     $12.723
Number of Units Outstanding, End of Period                                               --       --      61,540       1,271
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.386
Accumulation Unit Value, End of Period                                                   --       --     $11.386     $13.029
Number of Units Outstanding, End of Period                                               --       --     101,349      14,285
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.352
Accumulation Unit Value, End of Period                                                   --       --     $11.352     $12.555
Number of Units Outstanding, End of Period                                               --       --     113,008      10,949
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.280
Accumulation Unit Value, End of Period                                                   --       --     $11.280     $12.545
Number of Units Outstanding, End of Period                                               --       --      78,729         161
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --      $9.504
Number of Units Outstanding, End of Period                                               --       --          --         918
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.717
Number of Units Outstanding, End of Period                                               --       --          --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.132
Number of Units Outstanding, End of Period                                               --       --          --         734
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.314
Number of Units Outstanding, End of Period                                               --       --          --       4,935
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.301     $13.465     $13.958
Accumulation Unit Value, End of Period                                              $12.301  $13.465     $13.958     $15.939
Number of Units Outstanding, End of Period                                           23,748   46,780      45,972      10,621
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.671     $14.504     $16.031
Accumulation Unit Value, End of Period                                              $12.671  $14.504     $16.031     $20.171
Number of Units Outstanding, End of Period                                           64,708  134,453     187,971      28,446
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.167     $13.501     $14.472
Accumulation Unit Value, End of Period                                              $12.167  $13.501     $14.472     $16.243
Number of Units Outstanding, End of Period                                            1,131    1,277       1,175           0
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.326     $12.074     $12.370
Accumulation Unit Value, End of Period                                              $11.326  $12.074     $12.370     $13.639
Number of Units Outstanding, End of Period                                           41,079   94,160      91,182       4,010
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.933
Accumulation Unit Value, End of Period                                                   --       --     $10.933     $12.496
Number of Units Outstanding, End of Period                                               --       --      80,912       1,885
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.736     $12.143     $12.643
Accumulation Unit Value, End of Period                                              $11.736  $12.143     $12.643     $13.132
Number of Units Outstanding, End of Period                                           42,353  105,525     124,071      11,581


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.













ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary  Protection (Annual Increase)
Option)
-------------------------------------------------------------------------------


* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual
Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid
Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities,
FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein
Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity
VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service
Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM
Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs
VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the
Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005. Accumulation Unit Values for the Variable
Sub-Accounts first offered April 30, 2005, and the AIM V.I. Core Equity Series
II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO
VIT Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 1.40% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                             2003     2004        2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.209     $13.514     $16.322
Accumulation Unit Value, End of Period                                              $12.209  $13.514     $16.322     $17.291
Number of Units Outstanding, End of Period                                            7,497    7,520       6,534      14,731
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.235     $13.029     $13.509
Accumulation Unit Value, End of Period                                              $12.235  $13.029     $13.509     $14.735
Number of Units Outstanding, End of Period                                           25,788   73,198      81,700      80,933
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.860     $12.940     $15.013
Accumulation Unit Value, End of Period                                              $11.860  $12.940     $15.013     $15.354
Number of Units Outstanding, End of Period                                           22,355   68,031      70,081      72,491
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.665     $14.019     $14.950
Accumulation Unit Value, End of Period                                              $12.665  $14.019     $14.950     $19.108
Number of Units Outstanding, End of Period                                            7,409   17,897      17,894      17,446
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.577     $13.898     $14.558
Accumulation Unit Value, End of Period                                              $12.577  $13.898     $14.558     $16.957
Number of Units Outstanding, End of Period                                            7,698   13,509       6,138       4,173
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.945     $14.605     $15.261
Accumulation Unit Value, End of Period                                              $12.945  $14.605     $15.261     $18.263
Number of Units Outstanding, End of Period                                           36,570   56,206      64,319      47,312
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.308     $12.193     $12.230
Accumulation Unit Value, End of Period                                              $11.308  $12.193     $12.230     $13.121
Number of Units Outstanding, End of Period                                           31,154   29,141      30,329      28,564
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.642     $12.685     $13.321
Accumulation Unit Value, End of Period                                              $11.642  $12.685     $13.321     $14.940
Number of Units Outstanding, End of Period                                           26,132   29,472      27,195      23,986
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $10.290     $10.640     $10.793
Accumulation Unit Value, End of Period                                              $10.290  $10.640     $10.793     $11.189
Number of Units Outstanding, End of Period                                           58,792  178,358     336,394     340,500
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                        $10.000   $9.998      $9.954      $9.944
Accumulation Unit Value, End of Period                                               $9.998   $9.954      $9.944     $10.180
Number of Units Outstanding, End of Period                                           72,004  182,879     190,147     174,305
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000   $9.916      $9.818      $9.908
Accumulation Unit Value, End of Period                                               $9.916   $9.818      $9.908     $10.175
Number of Units Outstanding, End of Period                                           65,068  130,480     187,863     208,845
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.089     $13.121     $13.486
Accumulation Unit Value, End of Period                                              $12.089  $13.121     $13.486     $15.291
Number of Units Outstanding, End of Period                                           74,844  275,245     239,951     218,794
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.010     $13.014     $13.841
Accumulation Unit Value, End of Period                                              $12.010  $13.014     $13.841     $15.630
Number of Units Outstanding, End of Period                                           27,813   38,525      42,700      43,070
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.482     $13.591     $15.295
Accumulation Unit Value, End of Period                                              $11.482  $13.591     $15.295     $18.067
Number of Units Outstanding, End of Period                                           15,038   19,015      19,424       6,384
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.296     $12.237     $13.504
Accumulation Unit Value, End of Period                                              $11.296  $12.237     $13.504     $14.726
Number of Units Outstanding, End of Period                                            2,443   10,982      13,568      13,210
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $14.882     $18.013     $23.714
Accumulation Unit Value, End of Period                                              $14.882  $18.013     $23.714     $32.012
Number of Units Outstanding, End of Period                                            9,903   12,216      20,738      21,148
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.598     $12.728     $13.451
Accumulation Unit Value, End of Period                                              $11.598  $12.728     $13.451     $14.903
Number of Units Outstanding, End of Period                                           12,948   68,909      89,838      81,404
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.691     $12.360     $14.047
Accumulation Unit Value, End of Period                                              $11.691  $12.360     $14.047     $14.351
Number of Units Outstanding, End of Period                                            7,376   21,586      22,382      24,899
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.226     $13.568     $14.952
Accumulation Unit Value, End of Period                                              $12.226  $13.568     $14.952     $17.880
Number of Units Outstanding, End of Period                                           17,386   73,794     103,577     107,335
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.739
Number of Units Outstanding, End of Period                                               --       --          --       2,323
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $13.089     $15.648     $18.063
Accumulation Unit Value, End of Period                                              $13.089  $15.648     $18.063     $19.401
Number of Units Outstanding, End of Period                                           18,607   46,667      53,342      51,824
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $13.593     $15.912     $17.677
Accumulation Unit Value, End of Period                                              $13.593  $15.912     $17.677     $19.456
Number of Units Outstanding, End of Period                                           13,809   26,001      28,019      27,012
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $13.381     $15.081     $16.645
Accumulation Unit Value, End of Period                                              $13.381  $15.081     $16.645     $19.760
Number of Units Outstanding, End of Period                                           35,026   54,651      81,527      71,934
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.759     $17.086     $19.631
Accumulation Unit Value, End of Period                                              $12.759  $17.086     $19.631     $26.598
Number of Units Outstanding, End of Period                                           15,492   37,282      52,757      49,392
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.838     $14.515     $15.872
Accumulation Unit Value, End of Period                                              $12.838  $14.515     $15.872     $16.389
Number of Units Outstanding, End of Period                                            2,928    9,529       9,422      10,081
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.500     $14.445     $14.800
Accumulation Unit Value, End of Period                                              $12.500  $14.445     $14.800     $16.903
Number of Units Outstanding, End of Period                                          125,520  260,351     302,756     276,776
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.398     $13.924     $15.035
Accumulation Unit Value, End of Period                                              $12.398  $13.924     $15.035     $17.160
Number of Units Outstanding, End of Period                                           61,526   95,526     131,187     140,011
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.829     $12.430     $13.168
Accumulation Unit Value, End of Period                                              $11.829  $12.430     $13.168     $13.299
Number of Units Outstanding, End of Period                                           17,970   23,813      27,430      34,770
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.896     $14.066     $14.595
Accumulation Unit Value, End of Period                                              $12.896  $14.066     $14.595     $16.222
Number of Units Outstanding, End of Period                                           15,224   40,041      41,923      37,999
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.243     $12.811     $13.689
Accumulation Unit Value, End of Period                                              $12.243  $12.811     $13.689     $14.289
Number of Units Outstanding, End of Period                                           13,824   16,940      15,126      11,598
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.782
Number of Units Outstanding, End of Period                                               --       --          --       7,515
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $10.804     $11.405
Accumulation Unit Value, End of Period                                                   --  $10.804     $11.405     $12.457
Number of Units Outstanding, End of Period                                               --    4,675       7,088       5,931
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.454     $14.037     $15.422
Accumulation Unit Value, End of Period                                              $12.454  $14.037     $15.422     $14.989
Number of Units Outstanding, End of Period                                           17,482   37,029      51,652      50,929
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.288     $13.450     $13.845
Accumulation Unit Value, End of Period                                              $12.288  $13.450     $13.845     $15.939
Number of Units Outstanding, End of Period                                           39,872   65,458      68,812      64,482
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.878
Accumulation Unit Value, End of Period                                                   --       --     $11.878     $15.795
Number of Units Outstanding, End of Period                                               --       --      38,962      67,046
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.488     $12.249     $13.844
Accumulation Unit Value, End of Period                                              $11.488  $12.249     $13.844     $13.537
Number of Units Outstanding, End of Period                                            6,095   11,792      11,326      10,334
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $13.614     $15.953     $16.741
Accumulation Unit Value, End of Period                                              $13.614  $15.953     $16.741     $18.816
Number of Units Outstanding, End of Period                                           30,883   56,571      63,333      54,974
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.956
Accumulation Unit Value, End of Period                                                   --       --     $10.956     $13.316
Number of Units Outstanding, End of Period                                               --       --       4,197       6,642
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.735
Accumulation Unit Value, End of Period                                                   --       --     $10.735     $12.786
Number of Units Outstanding, End of Period                                               --       --       3,952      11,756
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.893
Accumulation Unit Value, End of Period                                                   --       --     $11.893     $13.042
Number of Units Outstanding, End of Period                                               --       --      38,224      70,793
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.092
Accumulation Unit Value, End of Period                                                   --       --     $11.092     $12.319
Number of Units Outstanding, End of Period                                               --       --      13,843      28,599
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.477
Accumulation Unit Value, End of Period                                                   --       --     $10.477     $11.448
Number of Units Outstanding, End of Period                                               --       --      29,391      41,458
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $12.111
Accumulation Unit Value, End of Period                                                   --       --     $12.111     $13.398
Number of Units Outstanding, End of Period                                               --       --      10,754      21,373
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.214
Number of Units Outstanding, End of Period                                               --       --          --       2,540
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.155
Accumulation Unit Value, End of Period                                                   --       --     $11.155     $11.550
Number of Units Outstanding, End of Period                                               --       --           0       3,847
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $10.695     $10.875
Accumulation Unit Value, End of Period                                                   --  $10.695     $10.875     $11.704
Number of Units Outstanding, End of Period                                               --   25,029      32,517      28,236
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $11.240     $11.240
Accumulation Unit Value, End of Period                                                   --  $11.240     $11.240     $13.079
Number of Units Outstanding, End of Period                                               --   23,812      53,430      62,257
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.382
Accumulation Unit Value, End of Period                                                   --       --     $11.382     $13.784
Number of Units Outstanding, End of Period                                               --       --         996      10,307
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $10.952     $11.916
Accumulation Unit Value, End of Period                                                   --  $10.952     $11.916     $13.882
Number of Units Outstanding, End of Period                                               --    4,744      33,181      41,820
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                             --  $10.000     $11.519     $12.490
Accumulation Unit Value, End of Period                                                   --  $11.519     $12.490     $14.927
Number of Units Outstanding, End of Period                                               --   17,190      84,580      96,755
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.524
Accumulation Unit Value, End of Period                                                   --       --     $10.524     $12.702
Number of Units Outstanding, End of Period                                               --       --      15,273      17,191
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.378
Accumulation Unit Value, End of Period                                                   --       --     $11.378     $13.007
Number of Units Outstanding, End of Period                                               --       --      19,444      16,274
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.344
Accumulation Unit Value, End of Period                                                   --       --     $11.344     $12.534
Number of Units Outstanding, End of Period                                               --       --      22,014      35,672
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $11.272
Accumulation Unit Value, End of Period                                                   --       --     $11.272     $12.524
Number of Units Outstanding, End of Period                                               --       --      24,289      30,544
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --      $9.497
Number of Units Outstanding, End of Period                                               --       --          --       3,174
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.710
Number of Units Outstanding, End of Period                                               --       --          --         295
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.125
Number of Units Outstanding, End of Period                                               --       --          --       4,306
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --          --     $10.000
Accumulation Unit Value, End of Period                                                   --       --          --     $10.307
Number of Units Outstanding, End of Period                                               --       --          --      25,765
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.293     $13.442     $13.920
Accumulation Unit Value, End of Period                                              $12.293  $13.442     $13.920     $15.879
Number of Units Outstanding, End of Period                                           14,899   10,754      10,101       9,872
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.663     $14.479     $15.988
Accumulation Unit Value, End of Period                                              $12.663  $14.479     $15.988     $20.096
Number of Units Outstanding, End of Period                                           10,212   20,897      25,458      29,407
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $12.159     $13.478     $14.433
Accumulation Unit Value, End of Period                                              $12.159  $13.478     $14.433     $16.183
Number of Units Outstanding, End of Period                                                0      476         748         732
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.319     $12.053     $12.336
Accumulation Unit Value, End of Period                                              $11.319  $12.053     $12.336     $13.588
Number of Units Outstanding, End of Period                                            8,514   16,363      19,257      17,873
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       --     $10.000     $10.926
Accumulation Unit Value, End of Period                                                   --       --     $10.926     $12.474
Number of Units Outstanding, End of Period                                               --       --      20,321      23,975
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000  $11.728     $12.122     $12.609
Accumulation Unit Value, End of Period                                              $11.728  $12.122     $12.609     $13.084
Number of Units Outstanding, End of Period                                           12,975   22,344      26,458      26,611


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on
May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity Series II Sub-Account, the Fidelity VIP Money
Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.60% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.193    $13.468     $16.234
Accumulation Unit Value, End of Period                                             $12.193    $13.468    $16.234     $17.162
Number of Units Outstanding, End of Period                                          61,935     84,626     78,098      84,452
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.219    $12.985     $13.436
Accumulation Unit Value, End of Period                                             $12.219    $12.985    $13.436     $14.625
Number of Units Outstanding, End of Period                                         370,921    593,089    587,556     523,933
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.844    $12.896     $14.932
Accumulation Unit Value, End of Period                                             $11.844    $12.896    $14.932     $15.240
Number of Units Outstanding, End of Period                                         383,335    563,235    558,613     539,817
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.648    $13.971     $14.869
Accumulation Unit Value, End of Period                                             $12.648    $13.971    $14.869     $18.967
Number of Units Outstanding, End of Period                                         115,872    144,798    124,317     109,160
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.560    $13.851     $14.480
Accumulation Unit Value, End of Period                                             $12.560    $13.851    $14.480     $16.831
Number of Units Outstanding, End of Period                                          35,755     43,351     41,510      34,505
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.927    $14.556     $15.178
Accumulation Unit Value, End of Period                                             $12.927    $14.556    $15.178     $18.128
Number of Units Outstanding, End of Period                                         217,921    386,604    423,825     406,602
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.293    $12.152     $12.164
Accumulation Unit Value, End of Period                                             $11.293    $12.152    $12.164     $13.023
Number of Units Outstanding, End of Period                                         168,118    229,257    200,736     180,513
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.626    $12.642     $13.249
Accumulation Unit Value, End of Period                                             $11.626    $12.642    $13.249     $14.829
Number of Units Outstanding, End of Period                                         214,961    246,783    186,933     154,684
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.276    $10.604     $10.735
Accumulation Unit Value, End of Period                                             $10.276    $10.604    $10.735     $11.106
Number of Units Outstanding, End of Period                                         526,446    909,171  1,009,551   1,103,429
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.984     $9.920      $9.890
Accumulation Unit Value, End of Period                                              $9.984     $9.920     $9.890     $10.105
Number of Units Outstanding, End of Period                                         574,826    954,804  1,059,818   1,027,297
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.902     $9.785      $9.854
Accumulation Unit Value, End of Period                                              $9.902     $9.785     $9.854     $10.099
Number of Units Outstanding, End of Period                                         416,006    608,186    704,574     688,247
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.073    $13.077     $13.413
Accumulation Unit Value, End of Period                                             $12.073    $13.077    $13.413     $15.178
Number of Units Outstanding, End of Period                                         547,466    702,177    684,206     613,720
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.993    $12.970     $13.766
Accumulation Unit Value, End of Period                                             $11.993    $12.970    $13.766     $15.514
Number of Units Outstanding, End of Period                                         215,575    293,243    263,391     264,572
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.466    $13.545     $15.212
Accumulation Unit Value, End of Period                                             $11.466    $13.545    $15.212     $17.933
Number of Units Outstanding, End of Period                                          54,147     68,278     73,643      70,934
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.281    $12.196     $13.431
Accumulation Unit Value, End of Period                                             $11.281    $12.196    $13.431     $14.617
Number of Units Outstanding, End of Period                                          30,598     89,265     89,271      86,866
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.862    $17.952     $23.586
Accumulation Unit Value, End of Period                                             $14.862    $17.952    $23.586     $31.775
Number of Units Outstanding, End of Period                                          71,008    111,634    132,293     150,988
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.582    $12.685     $13.378
Accumulation Unit Value, End of Period                                             $11.582    $12.685    $13.378     $14.792
Number of Units Outstanding, End of Period                                         117,972    219,831    284,190     302,006
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.675    $12.318     $13.971
Accumulation Unit Value, End of Period                                             $11.675    $12.318    $13.971     $14.244
Number of Units Outstanding, End of Period                                         138,503    236,992    219,751     207,752
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.209    $13.522     $14.871
Accumulation Unit Value, End of Period                                             $12.209    $13.522    $14.871     $17.747
Number of Units Outstanding, End of Period                                         144,041    338,179    478,749     485,462
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.724
Number of Units Outstanding, End of Period                                              --         --         --      34,936
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.071    $15.595     $17.966
Accumulation Unit Value, End of Period                                             $13.071    $15.595    $17.966     $19.257
Number of Units Outstanding, End of Period                                         221,205    350,134    365,037     361,315
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.575    $15.858     $17.582
Accumulation Unit Value, End of Period                                             $13.575    $15.858    $17.582     $19.312
Number of Units Outstanding, End of Period                                         197,028    274,833    272,789     262,092
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.363    $15.030     $16.555
Accumulation Unit Value, End of Period                                             $13.363    $15.030    $16.555     $19.613
Number of Units Outstanding, End of Period                                         348,116    504,735    528,435     525,273
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.742    $17.028     $19.525
Accumulation Unit Value, End of Period                                             $12.742    $17.028    $19.525     $26.401
Number of Units Outstanding, End of Period                                         178,185    357,931    373,998     347,422
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.820    $14.466     $15.786
Accumulation Unit Value, End of Period                                             $12.820    $14.466    $15.786     $16.268
Number of Units Outstanding, End of Period                                          73,814    104,150     87,685      86,803
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.483    $14.396     $14.720
Accumulation Unit Value, End of Period                                             $12.483    $14.396    $14.720     $16.777
Number of Units Outstanding, End of Period                                         898,393  1,533,840  1,692,330   1,579,414
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.381    $13.876     $14.953
Accumulation Unit Value, End of Period                                             $12.381    $13.876    $14.953     $17.032
Number of Units Outstanding, End of Period                                         531,549    968,432  1,018,304     950,406
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.813    $12.388     $13.096
Accumulation Unit Value, End of Period                                             $11.813    $12.388    $13.096     $13.200
Number of Units Outstanding, End of Period                                         225,398    273,736    257,568     227,629
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.878    $14.019     $14.516
Accumulation Unit Value, End of Period                                             $12.878    $14.019    $14.516     $16.102
Number of Units Outstanding, End of Period                                         138,446    249,632    226,779     206,748
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.226    $12.768     $13.615
Accumulation Unit Value, End of Period                                             $12.226    $12.768    $13.615     $14.182
Number of Units Outstanding, End of Period                                         102,343    118,640     92,533      84,229
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.768
Number of Units Outstanding, End of Period                                              --         --         --      77,159
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.789     $11.367
Accumulation Unit Value, End of Period                                                  --    $10.789    $11.367     $12.390
Number of Units Outstanding, End of Period                                              --     18,120     30,705      23,131
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.437    $13.989     $15.338
Accumulation Unit Value, End of Period                                             $12.437    $13.989    $15.338     $14.877
Number of Units Outstanding, End of Period                                         150,818    221,062    246,517     241,377
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.271    $13.404     $13.770
Accumulation Unit Value, End of Period                                             $12.271    $13.404    $13.770     $15.821
Number of Units Outstanding, End of Period                                         401,539    511,264    489,546     431,729
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.862
Accumulation Unit Value, End of Period                                                  --         --    $11.862     $15.741
Number of Units Outstanding, End of Period                                              --         --     86,632     189,365
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.472    $12.207     $13.769
Accumulation Unit Value, End of Period                                             $11.472    $12.207    $13.769     $13.436
Number of Units Outstanding, End of Period                                         161,943    199,308    197,532     172,369
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.595    $15.899     $16.651
Accumulation Unit Value, End of Period                                             $13.595    $15.899    $16.651     $18.676
Number of Units Outstanding, End of Period                                         274,965    410,042    433,022     415,530
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.941
Accumulation Unit Value, End of Period                                                  --         --    $10.941     $13.270
Number of Units Outstanding, End of Period                                              --         --     15,832      23,344
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.720
Accumulation Unit Value, End of Period                                                  --         --    $10.720     $12.743
Number of Units Outstanding, End of Period                                              --         --      8,804      34,477
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.876
Accumulation Unit Value, End of Period                                                  --         --    $11.876     $12.998
Number of Units Outstanding, End of Period                                              --         --    128,269     198,759
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.076
Accumulation Unit Value, End of Period                                                  --         --    $11.076     $12.277
Number of Units Outstanding, End of Period                                              --         --     23,495      54,782
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.463
Accumulation Unit Value, End of Period                                                  --         --    $10.463     $11.409
Number of Units Outstanding, End of Period                                              --         --     24,058      44,256
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.095
Accumulation Unit Value, End of Period                                                  --         --    $12.095     $13.352
Number of Units Outstanding, End of Period                                              --         --     46,521      87,873
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.200
Number of Units Outstanding, End of Period                                              --         --         --      13,970
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.140
Accumulation Unit Value, End of Period                                                  --         --    $11.140     $11.510
Number of Units Outstanding, End of Period                                              --         --      5,522      16,179
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.681     $10.838
Accumulation Unit Value, End of Period                                                  --    $10.681    $10.838     $11.641
Number of Units Outstanding, End of Period                                              --     73,675     95,386      91,682
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.225     $11.202
Accumulation Unit Value, End of Period                                                  --    $11.225    $11.202     $13.008
Number of Units Outstanding, End of Period                                              --     65,570    185,049     238,471
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.366
Accumulation Unit Value, End of Period                                                  --         --    $11.366     $13.737
Number of Units Outstanding, End of Period                                              --         --     24,927      31,082
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.937     $11.875
Accumulation Unit Value, End of Period                                                  --    $10.937    $11.875     $13.807
Number of Units Outstanding, End of Period                                              --     54,470    120,041     135,146
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.504     $12.447
Accumulation Unit Value, End of Period                                                  --    $11.504    $12.447     $14.847
Number of Units Outstanding, End of Period                                              --     52,429    173,728     227,817
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.510
Accumulation Unit Value, End of Period                                                  --         --    $10.510     $12.659
Number of Units Outstanding, End of Period                                              --         --     25,428      70,169
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.362
Accumulation Unit Value, End of Period                                                  --         --    $11.362     $12.963
Number of Units Outstanding, End of Period                                              --         --     44,698      49,736
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.329
Accumulation Unit Value, End of Period                                                  --         --    $11.329     $12.492
Number of Units Outstanding, End of Period                                              --         --     52,794     113,695
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.257
Accumulation Unit Value, End of Period                                                  --         --    $11.257     $12.481
Number of Units Outstanding, End of Period                                              --         --     18,819      45,956
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.484
Number of Units Outstanding, End of Period                                              --         --         --      33,890
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.696
Number of Units Outstanding, End of Period                                              --         --         --       2,821
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.111
Number of Units Outstanding, End of Period                                              --         --         --       7,240
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.293
Number of Units Outstanding, End of Period                                              --         --         --      60,346
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.303    $12.012     $12.270
Accumulation Unit Value, End of Period                                             $11.303    $12.012    $12.270     $13.487
Number of Units Outstanding, End of Period                                          80,721     96,823    100,498      77,063
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.276    $13.396     $13.845
Accumulation Unit Value, End of Period                                             $12.276    $13.396    $13.845     $15.762
Number of Units Outstanding, End of Period                                         110,638    123,948    103,872      94,372
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.645    $14.430     $15.902
Accumulation Unit Value, End of Period                                             $12.645    $14.430    $15.902     $19.947
Number of Units Outstanding, End of Period                                         212,107    336,087    355,556     357,451
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.142    $13.433     $14.355
Accumulation Unit Value, End of Period                                             $12.142    $13.433    $14.355     $16.063
Number of Units Outstanding, End of Period                                          12,782     12,695     10,818       8,811
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.911
Accumulation Unit Value, End of Period                                                  --         --    $10.911     $12.432
Number of Units Outstanding, End of Period                                              --         --     21,809      38,307
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.712    $12.081     $12.541
Accumulation Unit Value, End of Period                                             $11.712    $12.081    $12.541     $12.987
Number of Units Outstanding, End of Period                                         200,908    265,523    262,613     232,496


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.




ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST  OFFERED*  (With the Earnings  Protection  Death Benefit  Option (age
0-70))
-------------------------------------------------------------------------------



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option
(age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap
Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP
Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein
Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity
VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service
Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM
Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs
VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the
Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity Series II
Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account , the
PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 1.35% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.213    $13.525     $16.344
Accumulation Unit Value, End of Period                                             $12.213    $13.525    $16.344     $17.323
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.239    $13.040     $13.527
Accumulation Unit Value, End of Period                                             $12.239    $13.040    $13.527     $14.762
Number of Units Outstanding, End of Period                                             798      7,599     10,263       9,302
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.864    $12.951     $15.034
Accumulation Unit Value, End of Period                                             $11.864    $12.951    $15.034     $15.383
Number of Units Outstanding, End of Period                                           2,643      8,730     10,326      13,148
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.669    $14.031     $14.970
Accumulation Unit Value, End of Period                                             $12.669    $14.031    $14.970     $19.144
Number of Units Outstanding, End of Period                                           2,093      2,355      3,012         321
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.581    $13.910     $14.578
Accumulation Unit Value, End of Period                                             $12.581    $13.910    $14.578     $16.988
Number of Units Outstanding, End of Period                                               0        204        295         280
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.949    $14.618     $15.281
Accumulation Unit Value, End of Period                                             $12.949    $14.618    $15.281     $18.297
Number of Units Outstanding, End of Period                                             488      1,451      3,343       3,336
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.312    $12.203     $12.247
Accumulation Unit Value, End of Period                                             $11.312    $12.203    $12.247     $13.145
Number of Units Outstanding, End of Period                                               0      1,911      3,086       3,212
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.646    $12.696     $13.339
Accumulation Unit Value, End of Period                                             $11.646    $12.696    $13.339     $14.968
Number of Units Outstanding, End of Period                                               0          0        158         157
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.293    $10.649     $10.808
Accumulation Unit Value, End of Period                                             $10.293    $10.649    $10.808     $11.210
Number of Units Outstanding, End of Period                                           2,441     13,301     40,696      51,209
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.001     $9.962      $9.958
Accumulation Unit Value, End of Period                                             $10.001     $9.962     $9.958     $10.199
Number of Units Outstanding, End of Period                                             178      2,468      7,100       6,279
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.919     $9.827      $9.921
Accumulation Unit Value, End of Period                                              $9.919     $9.827     $9.921     $10.194
Number of Units Outstanding, End of Period                                          11,077     17,212     25,543      31,284
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.093    $13.132     $13.504
Accumulation Unit Value, End of Period                                             $12.093    $13.132    $13.504     $15.320
Number of Units Outstanding, End of Period                                           1,870      4,817     16,955      21,596
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.014    $13.025     $13.859
Accumulation Unit Value, End of Period                                             $12.014    $13.025    $13.859     $15.659
Number of Units Outstanding, End of Period                                           1,044      1,038      2,512       1,958
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.486    $13.603     $15.316
Accumulation Unit Value, End of Period                                             $11.486    $13.603    $15.316     $18.101
Number of Units Outstanding, End of Period                                             459          0      1,388       1,305
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.300    $12.247     $13.523
Accumulation Unit Value, End of Period                                             $11.300    $12.247    $13.523     $14.754
Number of Units Outstanding, End of Period                                             326        325      2,379       2,440
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.887    $18.029     $23.746
Accumulation Unit Value, End of Period                                             $14.887    $18.029    $23.746     $32.072
Number of Units Outstanding, End of Period                                             460        459      1,794       2,031
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.602    $12.739     $13.469
Accumulation Unit Value, End of Period                                             $11.602    $12.739    $13.469     $14.930
Number of Units Outstanding, End of Period                                               0        280      5,958       6,288
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.695    $12.370     $14.066
Accumulation Unit Value, End of Period                                             $11.695    $12.370    $14.066     $14.378
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.230    $13.579     $14.972
Accumulation Unit Value, End of Period                                             $12.230    $13.579    $14.972     $17.913
Number of Units Outstanding, End of Period                                             134      2,268     11,038      16,604
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.742
Number of Units Outstanding, End of Period                                              --         --         --       1,067
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.094    $15.661     $18.088
Accumulation Unit Value, End of Period                                             $13.094    $15.661    $18.088     $19.437
Number of Units Outstanding, End of Period                                             195      1,341      5,613       5,352
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.598    $15.926     $17.701
Accumulation Unit Value, End of Period                                             $13.598    $15.926    $17.701     $19.492
Number of Units Outstanding, End of Period                                             392        631      1,190         718
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.386    $15.094     $16.668
Accumulation Unit Value, End of Period                                             $13.386    $15.094    $16.668     $19.796
Number of Units Outstanding, End of Period                                             198        552      6,038       7,436
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.763    $17.100     $19.658
Accumulation Unit Value, End of Period                                             $12.763    $17.100    $19.658     $26.647
Number of Units Outstanding, End of Period                                             552      3,333      8,991       8,325
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.842    $14.527     $15.894
Accumulation Unit Value, End of Period                                             $12.842    $14.527    $15.894     $16.420
Number of Units Outstanding, End of Period                                               0      2,202      2,808       2,177
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.504    $14.457     $14.820
Accumulation Unit Value, End of Period                                             $12.504    $14.457    $14.820     $16.934
Number of Units Outstanding, End of Period                                             712     10,498     33,394      37,799
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.402    $13.935     $15.055
Accumulation Unit Value, End of Period                                             $12.402    $13.935    $15.055     $17.192
Number of Units Outstanding, End of Period                                             105      2,949     10,705      19,067
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.833    $12.441     $13.185
Accumulation Unit Value, End of Period                                             $11.833    $12.441    $13.185     $13.324
Number of Units Outstanding, End of Period                                              85         87      3,550       2,758
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.900    $14.078     $14.614
Accumulation Unit Value, End of Period                                             $12.900    $14.078    $14.614     $16.252
Number of Units Outstanding, End of Period                                               0      2,114      3,731       3,570
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.247    $12.822     $13.708
Accumulation Unit Value, End of Period                                             $12.247    $12.822    $13.708     $14.315
Number of Units Outstanding, End of Period                                               0          0          0           0
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.786
Number of Units Outstanding, End of Period                                              --         --         --       2,674
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.808     $11.415
Accumulation Unit Value, End of Period                                                  --    $10.808    $11.415     $12.474
Number of Units Outstanding, End of Period                                              --          0      1,590       1,594
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.458    $14.049     $15.442
Accumulation Unit Value, End of Period                                             $12.458    $14.049    $15.442     $15.017
Number of Units Outstanding, End of Period                                               0      2,776     12,139      12,867
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.292    $13.461     $13.863
Accumulation Unit Value, End of Period                                             $12.292    $13.461    $13.863     $15.969
Number of Units Outstanding, End of Period                                           2,113      6,277      6,566       4,821
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.882
Accumulation Unit Value, End of Period                                                  --         --    $11.882     $15.808
Number of Units Outstanding, End of Period                                              --         --      5,805      12,078
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.492    $12.259     $13.862
Accumulation Unit Value, End of Period                                             $11.492    $12.259    $13.862     $13.562
Number of Units Outstanding, End of Period                                             316        597        314         313
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.618    $15.966     $16.764
Accumulation Unit Value, End of Period                                             $13.618    $15.966    $16.764     $18.851
Number of Units Outstanding, End of Period                                             341      3,952      7,684       8,321
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.960
Accumulation Unit Value, End of Period                                                  --         --    $10.960     $13.327
Number of Units Outstanding, End of Period                                              --         --      3,098       3,086
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.739
Accumulation Unit Value, End of Period                                                  --         --    $10.739     $12.797
Number of Units Outstanding, End of Period                                              --         --        899       1,319
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.897
Accumulation Unit Value, End of Period                                                  --         --    $11.897     $13.053
Number of Units Outstanding, End of Period                                              --         --     11,312      22,160
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.095
Accumulation Unit Value, End of Period                                                  --         --    $11.095     $12.329
Number of Units Outstanding, End of Period                                              --         --      4,258       8,171
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.481
Accumulation Unit Value, End of Period                                                  --         --    $10.481     $11.457
Number of Units Outstanding, End of Period                                              --         --      2,203       4,454
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.116
Accumulation Unit Value, End of Period                                                  --         --    $12.116     $13.409
Number of Units Outstanding, End of Period                                              --         --      1,684       4,429
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.217
Number of Units Outstanding, End of Period                                              --         --         --       4,924
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.159
Accumulation Unit Value, End of Period                                                  --         --    $11.159     $11.559
Number of Units Outstanding, End of Period                                              --         --          0       1,294
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.699     $10.884
Accumulation Unit Value, End of Period                                                  --    $10.699    $10.884     $11.720
Number of Units Outstanding, End of Period                                              --      2,957      7,296       7,233
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.244     $11.249
Accumulation Unit Value, End of Period                                                  --    $11.244    $11.249     $13.097
Number of Units Outstanding, End of Period                                              --      6,491     13,338      16,175
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.386
Accumulation Unit Value, End of Period                                                  --         --    $11.386     $13.795
Number of Units Outstanding, End of Period                                              --         --      2,220       2,165
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.955     $11.926
Accumulation Unit Value, End of Period                                                  --    $10.955    $11.926     $13.901
Number of Units Outstanding, End of Period                                              --        505     10,304      16,420
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.523     $12.500
Accumulation Unit Value, End of Period                                                  --    $11.523    $12.500     $14.948
Number of Units Outstanding, End of Period                                              --      2,766     14,550      18,325
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.528
Accumulation Unit Value, End of Period                                                  --         --    $10.528     $12.712
Number of Units Outstanding, End of Period                                              --         --      2,871       5,852
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.382
Accumulation Unit Value, End of Period                                                  --         --    $11.382     $13.018
Number of Units Outstanding, End of Period                                              --         --      2,222       4,923
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.348
Accumulation Unit Value, End of Period                                                  --         --    $11.348     $12.545
Number of Units Outstanding, End of Period                                              --         --     11,416      12,391
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.276
Accumulation Unit Value, End of Period                                                  --         --    $11.276     $12.534
Number of Units Outstanding, End of Period                                              --         --      2,261       4,585
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.501
Number of Units Outstanding, End of Period                                              --         --         --         985
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.714
Number of Units Outstanding, End of Period                                              --         --         --         295
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.129
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.311
Number of Units Outstanding, End of Period                                              --         --         --       3,641
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.323    $12.063     $12.353
Accumulation Unit Value, End of Period                                             $11.323    $12.063    $12.353     $13.613
Number of Units Outstanding, End of Period                                               0          0          0         402
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.297    $13.453     $13.939
Accumulation Unit Value, End of Period                                             $12.297    $13.453    $13.939     $15.909
Number of Units Outstanding, End of Period                                               0          0        478         476
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.667    $14.492     $16.010
Accumulation Unit Value, End of Period                                             $12.667    $14.492    $16.010     $20.134
Number of Units Outstanding, End of Period                                             242      2,692      5,814       5,545
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.163    $13.490     $14.452
Accumulation Unit Value, End of Period                                             $12.163    $13.490    $14.452     $16.213
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.929
Accumulation Unit Value, End of Period                                                  --         --    $10.929     $12.485
Number of Units Outstanding, End of Period                                              --         --      4,054       5,647
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.732    $12.132     $12.626
Accumulation Unit Value, End of Period                                             $11.732    $12.132    $12.626     $13.108
Number of Units Outstanding, End of Period                                               0      1,685      1,585       1,622



(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.










ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------


* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May
1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 1.55% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.197    $13.480     $16.256
Accumulation Unit Value, End of Period                                             $12.197    $13.480    $16.256     $17.194
Number of Units Outstanding, End of Period                                             623        523        879         607
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.223    $12.996     $13.454
Accumulation Unit Value, End of Period                                             $12.223    $12.996    $13.454     $14.653
Number of Units Outstanding, End of Period                                           1,616     29,623     30,076      26,991
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.848    $12.907     $14.953
Accumulation Unit Value, End of Period                                             $11.848    $12.907    $14.953     $15.269
Number of Units Outstanding, End of Period                                           1,790     17,173     16,295      15,558
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.652    $13.983     $14.889
Accumulation Unit Value, End of Period                                             $12.652    $13.983    $14.889     $19.002
Number of Units Outstanding, End of Period                                           2,600      9,341      9,230       8,230
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.564    $13.862     $14.499
Accumulation Unit Value, End of Period                                             $12.564    $13.862    $14.499     $16.862
Number of Units Outstanding, End of Period                                             662        997        967         898
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.931    $14.568     $15.199
Accumulation Unit Value, End of Period                                             $12.931    $14.568    $15.199     $18.162
Number of Units Outstanding, End of Period                                           2,247      5,895      6,958       6,186
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.297    $12.162     $12.181
Accumulation Unit Value, End of Period                                             $11.297    $12.162    $12.181     $13.048
Number of Units Outstanding, End of Period                                           1,291      7,168      7,800       7,465
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.630    $12.653     $13.267
Accumulation Unit Value, End of Period                                             $11.630    $12.653    $13.267     $14.857
Number of Units Outstanding, End of Period                                           1,291      2,420      3,027       2,669
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.279    $10.613     $10.750
Accumulation Unit Value, End of Period                                             $10.279    $10.613    $10.750     $11.127
Number of Units Outstanding, End of Period                                           9,635     55,986     84,876     122,078
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.988     $9.929      $9.904
Accumulation Unit Value, End of Period                                              $9.988     $9.929     $9.904     $10.124
Number of Units Outstanding, End of Period                                             579      5,610     14,195      18,083
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.906     $9.793      $9.867
Accumulation Unit Value, End of Period                                              $9.906     $9.793     $9.867     $10.118
Number of Units Outstanding, End of Period                                           1,824     51,934     59,633      72,981
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.077    $13.088     $13.431
Accumulation Unit Value, End of Period                                             $12.077    $13.088    $13.431     $15.206
Number of Units Outstanding, End of Period                                           3,737     10,590     17,136      25,713
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.997    $12.981     $13.784
Accumulation Unit Value, End of Period                                             $11.997    $12.981    $13.784     $15.543
Number of Units Outstanding, End of Period                                           8,940     12,775     11,067       9,541
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.470    $13.557     $15.233
Accumulation Unit Value, End of Period                                             $11.470    $13.557    $15.233     $17.967
Number of Units Outstanding, End of Period                                               0        116      1,413       1,393
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.285    $12.206     $13.450
Accumulation Unit Value, End of Period                                             $11.285    $12.206    $13.450     $14.644
Number of Units Outstanding, End of Period                                           1,551      3,809      3,137       3,211
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.867    $17.968     $23.618
Accumulation Unit Value, End of Period                                             $14.867    $17.968    $23.618     $31.834
Number of Units Outstanding, End of Period                                           2,327      4,136      6,349       6,698
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.586    $12.696     $13.397
Accumulation Unit Value, End of Period                                             $11.586    $12.696    $13.397     $14.820
Number of Units Outstanding, End of Period                                             629      6,153     18,434      17,401
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.679    $12.328     $13.990
Accumulation Unit Value, End of Period                                             $11.679    $12.328    $13.990     $14.271
Number of Units Outstanding, End of Period                                           1,152      1,427      1,419       1,943
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.213    $13.533     $14.891
Accumulation Unit Value, End of Period                                             $12.213    $13.533    $14.891     $17.780
Number of Units Outstanding, End of Period                                           6,414     19,015     23,225      23,546
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.728
Number of Units Outstanding, End of Period                                              --         --         --       3,276
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.076    $15.608     $17.990
Accumulation Unit Value, End of Period                                             $13.076    $15.608    $17.990     $19.293
Number of Units Outstanding, End of Period                                             717      2,943     15,439      21,567
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.580    $15.872     $17.606
Accumulation Unit Value, End of Period                                             $13.580    $15.872    $17.606     $19.348
Number of Units Outstanding, End of Period                                           3,993     12,899     12,585      11,979
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.368    $15.043     $16.578
Accumulation Unit Value, End of Period                                             $13.368    $15.043    $16.578     $19.650
Number of Units Outstanding, End of Period                                           6,362     15,793     20,993      26,303
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.746    $17.042     $19.552
Accumulation Unit Value, End of Period                                             $12.746    $17.042    $19.552     $26.450
Number of Units Outstanding, End of Period                                           3,713     10,784     22,939      23,268
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.824    $14.478     $15.808
Accumulation Unit Value, End of Period                                             $12.824    $14.478    $15.808     $16.298
Number of Units Outstanding, End of Period                                           2,230      3,794      6,935       5,298
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.487    $14.408     $14.740
Accumulation Unit Value, End of Period                                             $12.487    $14.408    $14.740     $16.809
Number of Units Outstanding, End of Period                                          12,014     41,479     69,291      72,271
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.385    $13.888     $14.974
Accumulation Unit Value, End of Period                                             $12.385    $13.888    $14.974     $17.064
Number of Units Outstanding, End of Period                                           7,678     24,955     27,392      25,379
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.817    $12.399     $13.114
Accumulation Unit Value, End of Period                                             $11.817    $12.399    $13.114     $13.225
Number of Units Outstanding, End of Period                                             751      4,567      4,493       3,265
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.883    $14.031     $14.535
Accumulation Unit Value, End of Period                                             $12.883    $14.031    $14.535     $16.132
Number of Units Outstanding, End of Period                                               0      5,523      6,236       5,800
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.230    $12.778     $13.634
Accumulation Unit Value, End of Period                                             $12.230    $12.778    $13.634     $14.209
Number of Units Outstanding, End of Period                                           1,859      1,855      1,141       1,141
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.771
Number of Units Outstanding, End of Period                                              --         --         --       3,724
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.793     $11.376
Accumulation Unit Value, End of Period                                                  --    $10.793    $11.376     $12.407
Number of Units Outstanding, End of Period                                              --     11,166     11,086      11,084
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.441    $14.001     $13.788
Accumulation Unit Value, End of Period                                             $12.441    $14.001    $15.359     $15.850
Number of Units Outstanding, End of Period                                             321      1,519      5,607      16,198
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.275    $13.415     $15.359
Accumulation Unit Value, End of Period                                             $12.275    $13.415    $13.788     $14.905
Number of Units Outstanding, End of Period                                           3,995     17,265     16,861       5,736
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.866
Accumulation Unit Value, End of Period                                                  --         --    $11.866     $15.755
Number of Units Outstanding, End of Period                                              --         --      9,392      20,261
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.476    $12.217     $13.788
Accumulation Unit Value, End of Period                                             $11.476    $12.217    $13.788     $13.461
Number of Units Outstanding, End of Period                                             936      2,090      2,045       2,094
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.600    $15.912     $16.673
Accumulation Unit Value, End of Period                                             $13.600    $15.912    $16.673     $18.711
Number of Units Outstanding, End of Period                                           1,212     11,663     14,974      15,699
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.945
Accumulation Unit Value, End of Period                                                  --         --    $10.945     $13.282
Number of Units Outstanding, End of Period                                              --         --      1,109       1,819
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.724
Accumulation Unit Value, End of Period                                                  --         --    $10.724     $12.754
Number of Units Outstanding, End of Period                                              --         --          0         599
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.881
Accumulation Unit Value, End of Period                                                  --         --    $11.881     $13.009
Number of Units Outstanding, End of Period                                              --         --     12,903      17,162
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.080
Accumulation Unit Value, End of Period                                                  --         --    $11.080     $12.288
Number of Units Outstanding, End of Period                                              --         --      7,580      14,335
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.466
Accumulation Unit Value, End of Period                                                  --         --    $10.466     $11.418
Number of Units Outstanding, End of Period                                              --         --      1,658       5,694
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.099
Accumulation Unit Value, End of Period                                                  --         --    $12.099     $13.364
Number of Units Outstanding, End of Period                                              --         --      2,565       3,963
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.203
Number of Units Outstanding, End of Period                                              --         --         --       2,709
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.144
Accumulation Unit Value, End of Period                                                  --         --    $11.144     $11.520
Number of Units Outstanding, End of Period                                              --         --      3,696       6,340
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.685     $10.847
Accumulation Unit Value, End of Period                                                  --    $10.685    $10.847     $11.657
Number of Units Outstanding, End of Period                                              --      5,890     15,698      18,903
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.229     $11.211
Accumulation Unit Value, End of Period                                                  --    $11.229    $11.211     $13.026
Number of Units Outstanding, End of Period                                              --        937     16,340      18,775
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.370
Accumulation Unit Value, End of Period                                                  --         --    $11.370     $13.749
Number of Units Outstanding, End of Period                                              --         --        207       1,321
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.941     $11.886
Accumulation Unit Value, End of Period                                                  --    $10.941    $11.886     $13.826
Number of Units Outstanding, End of Period                                              --        840     11,565      13,529
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.508     $12.458
Accumulation Unit Value, End of Period                                                  --    $11.508    $12.458     $14.867
Number of Units Outstanding, End of Period                                              --        773     12,780      18,523
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.514
Accumulation Unit Value, End of Period                                                  --         --    $10.514     $12.669
Number of Units Outstanding, End of Period                                              --         --      3,085       5,262
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.366
Accumulation Unit Value, End of Period                                                  --         --    $11.366     $12.974
Number of Units Outstanding, End of Period                                              --         --      2,717       2,904
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.333
Accumulation Unit Value, End of Period                                                  --         --    $11.333     $12.502
Number of Units Outstanding, End of Period                                              --         --     11,367      14,355
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.261
Accumulation Unit Value, End of Period                                                  --         --    $11.261     $12.492
Number of Units Outstanding, End of Period                                              --         --      6,856      13,475
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.488
Number of Units Outstanding, End of Period                                              --         --         --         404
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.699
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.115
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.297
Number of Units Outstanding, End of Period                                              --         --         --       8,654
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.307    $12.022     $12.286
Accumulation Unit Value, End of Period                                             $11.307    $12.022    $12.286     $13.512
Number of Units Outstanding, End of Period                                           1,192      5,170      6,514       6,636
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.281    $13.408     $13.864
Accumulation Unit Value, End of Period                                             $12.281    $13.408    $13.864     $15.791
Number of Units Outstanding, End of Period                                               0      3,765      3,723       3,657
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.650    $14.443     $15.923
Accumulation Unit Value, End of Period                                             $12.650    $14.443    $15.923     $19.984
Number of Units Outstanding, End of Period                                           3,657      8,072     10,263       9,992
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.147    $13.444     $14.374
Accumulation Unit Value, End of Period                                             $12.147    $13.444    $14.374     $16.093
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.915
Accumulation Unit Value, End of Period                                                  --         --    $10.915     $12.443
Number of Units Outstanding, End of Period                                              --         --      3,664       9,942
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.716    $12.091     $12.558
Accumulation Unit Value, End of Period                                             $11.716    $12.091    $12.558     $13.011
Number of Units Outstanding, End of Period                                             298      4,319      4,848       5,117



(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.










ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary  Protection (Annual Increase)
Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity,
FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual
Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility
Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP
Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service
Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM
Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs
VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam
VT New Value - Class IB Variable Sub-Accounts which were first offered under the
Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2
Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares
Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO
VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor
Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II
Sub-Account which were first offered under the Contracts on May 1, 2006. The
Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.65% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.188    $13.457     $16.212
Accumulation Unit Value, End of Period                                             $12.188    $13.457    $16.212     $17.130
Number of Units Outstanding, End of Period                                              38         37         37         414
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.214    $12.974     $13.418
Accumulation Unit Value, End of Period                                             $12.214    $12.974    $13.418     $14.598
Number of Units Outstanding, End of Period                                          29,230     42,426     42,667      35,818
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.840    $12.885     $14.912
Accumulation Unit Value, End of Period                                             $11.840    $12.885    $14.912     $15.212
Number of Units Outstanding, End of Period                                           3,876     12,034     20,762      19,955
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.643    $13.959     $14.849
Accumulation Unit Value, End of Period                                             $12.643    $13.959    $14.849     $18.931
Number of Units Outstanding, End of Period                                           4,174      6,513      6,840       6,340
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.556    $13.839     $14.460
Accumulation Unit Value, End of Period                                             $12.556    $13.839    $14.460     $16.799
Number of Units Outstanding, End of Period                                           3,446      5,895      6,095       6,044
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.923    $14.543     $15.158
Accumulation Unit Value, End of Period                                             $12.923    $14.543    $15.158     $18.094
Number of Units Outstanding, End of Period                                           3,343      7,012      8,447       8,149
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.289    $12.141     $12.148
Accumulation Unit Value, End of Period                                             $11.289    $12.141    $12.148     $12.999
Number of Units Outstanding, End of Period                                          11,891     17,458     11,932      10,567
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.622    $12.631     $13.232
Accumulation Unit Value, End of Period                                             $11.622    $12.631    $13.232     $14.802
Number of Units Outstanding, End of Period                                             874      1,852      1,841       1,720
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.272    $10.595     $10.721
Accumulation Unit Value, End of Period                                             $10.272    $10.595    $10.721     $11.086
Number of Units Outstanding, End of Period                                          13,312     43,413     54,063      43,694
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.981     $9.912      $9.877
Accumulation Unit Value, End of Period                                              $9.981     $9.912     $9.877     $10.086
Number of Units Outstanding, End of Period                                          28,671     36,006     33,836      34,411
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.899     $9.777      $9.841
Accumulation Unit Value, End of Period                                              $9.899     $9.777     $9.841     $10.081
Number of Units Outstanding, End of Period                                          44,250     45,822     61,920      60,617
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.069    $13.066     $13.395
Accumulation Unit Value, End of Period                                             $12.069    $13.066    $13.395     $15.149
Number of Units Outstanding, End of Period                                           9,175     25,185     80,663      81,629
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.989    $12.959     $13.747
Accumulation Unit Value, End of Period                                             $11.989    $12.959    $13.747     $15.485
Number of Units Outstanding, End of Period                                           8,088     10,334      8,465       7,891
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.462    $13.534     $15.192
Accumulation Unit Value, End of Period                                             $11.462    $13.534    $15.192     $17.900
Number of Units Outstanding, End of Period                                             404      1,334      1,360       1,248
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.277    $12.185     $13.413
Accumulation Unit Value, End of Period                                             $11.277    $12.185    $13.413     $14.590
Number of Units Outstanding, End of Period                                             228        756      1,761       1,751
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.857    $17.937     $23.554
Accumulation Unit Value, End of Period                                             $14.857    $17.937    $23.554     $31.716
Number of Units Outstanding, End of Period                                             639      1,524      1,532       1,589
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.579    $12.307     $13.952
Accumulation Unit Value, End of Period                                             $11.671    $12.307    $13.952     $14.218
Number of Units Outstanding, End of Period                                           3,421      9,249      9,435       9,395
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.671    $12.675     $13.360
Accumulation Unit Value, End of Period                                             $11.579    $12.675    $13.360     $14.765
Number of Units Outstanding, End of Period                                           4,530      8,394     11,710      11,431
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.205    $13.510     $14.851
Accumulation Unit Value, End of Period                                             $12.205    $13.510    $14.851     $17.714
Number of Units Outstanding, End of Period                                           9,002     16,072     21,812      23,913
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.720
Number of Units Outstanding, End of Period                                              --         --         --           0
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.067    $15.582     $17.941
Accumulation Unit Value, End of Period                                             $13.067    $15.582    $17.941     $19.221
Number of Units Outstanding, End of Period                                           5,895     14,663     13,905      13,700
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.570    $15.845     $17.558
Accumulation Unit Value, End of Period                                             $13.570    $15.845    $17.558     $19.276
Number of Units Outstanding, End of Period                                           5,310     12,824     12,546      12,441
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.359    $15.018     $16.533
Accumulation Unit Value, End of Period                                             $13.359    $15.018    $16.533     $19.577
Number of Units Outstanding, End of Period                                           9,238     14,116     18,484      18,870
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.737    $17.013     $19.499
Accumulation Unit Value, End of Period                                             $12.737    $17.013    $19.499     $26.352
Number of Units Outstanding, End of Period                                           1,631      5,949      9,640       9,040
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.816    $14.454     $15.765
Accumulation Unit Value, End of Period                                             $12.816    $14.454    $15.765     $16.238
Number of Units Outstanding, End of Period                                           7,172      7,754      7,320       5,454
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.479    $14.384     $14.700
Accumulation Unit Value, End of Period                                             $12.479    $14.384    $14.700     $16.746
Number of Units Outstanding, End of Period                                          37,053     64,842     78,954      78,985
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.377    $13.865     $14.933
Accumulation Unit Value, End of Period                                             $12.377    $13.865    $14.933     $17.001
Number of Units Outstanding, End of Period                                          31,722     48,885     49,163      39,602
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.809    $12.378     $13.079
Accumulation Unit Value, End of Period                                             $11.809    $12.378    $13.079     $13.176
Number of Units Outstanding, End of Period                                           4,759      7,793     10,109      10,083
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.874    $14.007     $14.496
Accumulation Unit Value, End of Period                                             $12.874    $14.007    $14.496     $16.072
Number of Units Outstanding, End of Period                                           1,144      5,888      6,637       6,156
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.222    $12.757     $13.597
Accumulation Unit Value, End of Period                                             $12.222    $12.757    $13.597     $14.156
Number of Units Outstanding, End of Period                                           1,004      1,335      1,686       1,677
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.764
Number of Units Outstanding, End of Period                                              --         --         --      10,679
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.786     $11.357
Accumulation Unit Value, End of Period                                                  --    $10.786    $11.357     $12.373
Number of Units Outstanding, End of Period                                              --        177      1,941       1,932
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.433    $13.977     $15.317
Accumulation Unit Value, End of Period                                             $12.433    $13.977    $15.317     $14.850
Number of Units Outstanding, End of Period                                           6,650     12,752     12,193      12,009
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.267    $13.393     $13.751
Accumulation Unit Value, End of Period                                             $12.267    $13.393    $13.751     $15.791
Number of Units Outstanding, End of Period                                           7,287     12,582     13,389      12,166
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.858
Accumulation Unit Value, End of Period                                                  --         --    $11.858     $15.728
Number of Units Outstanding, End of Period                                              --         --      6,883       5,318
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.468    $12.197     $13.750
Accumulation Unit Value, End of Period                                             $11.468    $12.197    $13.750     $13.411
Number of Units Outstanding, End of Period                                           2,751      3,106      3,119       3,141
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.591    $15.885     $16.628
Accumulation Unit Value, End of Period                                             $13.591    $15.885    $16.628     $18.641
Number of Units Outstanding, End of Period                                           3,449      7,652     12,394      13,316
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.937
Accumulation Unit Value, End of Period                                                  --         --    $10.937     $13.259
Number of Units Outstanding, End of Period                                              --         --      5,782       5,753
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.717
Accumulation Unit Value, End of Period                                                  --         --    $10.717     $12.732
Number of Units Outstanding, End of Period                                              --         --          0         184
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.872
Accumulation Unit Value, End of Period                                                  --         --    $11.872     $12.987
Number of Units Outstanding, End of Period                                              --         --      7,206       9,608
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.073
Accumulation Unit Value, End of Period                                                  --         --    $11.073     $12.267
Number of Units Outstanding, End of Period                                              --         --      1,493       2,198
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.459
Accumulation Unit Value, End of Period                                                  --         --    $10.459     $11.399
Number of Units Outstanding, End of Period                                              --         --        389         720
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.091
Accumulation Unit Value, End of Period                                                  --         --    $12.091     $13.341
Number of Units Outstanding, End of Period                                              --         --      8,478       6,087
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.196
Number of Units Outstanding, End of Period                                              --         --         --           0
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.136
Accumulation Unit Value, End of Period                                                  --         --    $11.136     $11.501
Number of Units Outstanding, End of Period                                              --         --          0           0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.677     $10.829
Accumulation Unit Value, End of Period                                                  --    $10.677    $10.829     $11.625
Number of Units Outstanding, End of Period                                              --      5,103      6,128       5,895
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.221     $11.192
Accumulation Unit Value, End of Period                                                  --    $11.221    $11.192     $12.991
Number of Units Outstanding, End of Period                                              --          0     17,818      20,137
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.362
Accumulation Unit Value, End of Period                                                  --         --    $11.362     $13.725
Number of Units Outstanding, End of Period                                              --         --      2,061       2,051
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.933     $11.865
Accumulation Unit Value, End of Period                                                  --    $10.933    $11.865     $13.789
Number of Units Outstanding, End of Period                                              --          0        548         976
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.500     $12.437
Accumulation Unit Value, End of Period                                                  --    $11.500    $12.437     $14.827
Number of Units Outstanding, End of Period                                              --        452     14,246      14,189
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.506
Accumulation Unit Value, End of Period                                                  --         --    $10.506     $12.648
Number of Units Outstanding, End of Period                                              --         --        949       1,273
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.358
Accumulation Unit Value, End of Period                                                  --         --    $11.358     $12.952
Number of Units Outstanding, End of Period                                              --         --      4,856       2,327
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.325
Accumulation Unit Value, End of Period                                                  --         --    $11.325     $12.481
Number of Units Outstanding, End of Period                                              --         --      4,549       4,917
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.253
Accumulation Unit Value, End of Period                                                  --         --    $11.253     $12.471
Number of Units Outstanding, End of Period                                              --         --      4,225       4,241
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.481
Number of Units Outstanding, End of Period                                              --         --         --       1,661
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.692
Number of Units Outstanding, End of Period                                              --         --         --         105
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.108
Number of Units Outstanding, End of Period                                              --         --         --         316
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.290
Number of Units Outstanding, End of Period                                              --         --         --         166
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.300    $12.002     $12.253
Accumulation Unit Value, End of Period                                             $11.300    $12.002    $12.253     $13.462
Number of Units Outstanding, End of Period                                             437      4,389      6,373       6,297
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.272    $13.385     $13.826
Accumulation Unit Value, End of Period                                             $12.272    $13.385    $13.826     $15.732
Number of Units Outstanding, End of Period                                              96        387        506         259
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.641    $14.418     $15.880
Accumulation Unit Value, End of Period                                             $12.641    $14.418    $15.880     $19.910
Number of Units Outstanding, End of Period                                           1,220      5,897      6,991       6,816
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.138    $13.421     $14.335
Accumulation Unit Value, End of Period                                             $12.138    $13.421    $14.335     $16.033
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.907
Accumulation Unit Value, End of Period                                                  --         --    $10.907     $12.422
Number of Units Outstanding, End of Period                                              --         --      1,636       1,634
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.708    $12.071     $12.524
Accumulation Unit Value, End of Period                                             $11.708    $12.071    $12.524     $12.962
Number of Units Outstanding, End of Period                                           5,894     10,216      8,665       8,602

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the MAV Death Benefit Option, the Enhanced Beneficiary
Protection (Annual Increase) Option, and the Earnings Protection Death Benefit
Option (age 0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option, the Enhanced
Beneficiary Protection (Annual Increase) Option, and the Earnings Protection
Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin
Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.85% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.172    $13.411     $16.124
Accumulation Unit Value, End of Period                                             $12.172    $13.411    $16.124     $17.003
Number of Units Outstanding, End of Period                                          11,272     19,176     15,803      22,260
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.198    $12.930     $13.345
Accumulation Unit Value, End of Period                                             $12.198    $12.930    $13.345     $14.489
Number of Units Outstanding, End of Period                                          96,943    141,091    135,327     124,318
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.824    $12.841     $14.831
Accumulation Unit Value, End of Period                                             $11.824    $12.841    $14.831     $15.099
Number of Units Outstanding, End of Period                                          99,684    131,320    119,959      99,994
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.626    $13.912     $14.768
Accumulation Unit Value, End of Period                                             $12.626    $13.912    $14.768     $18.790
Number of Units Outstanding, End of Period                                          45,726     55,666     49,938      48,651
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.539    $13.792     $14.382
Accumulation Unit Value, End of Period                                             $12.539    $13.792    $14.382     $16.675
Number of Units Outstanding, End of Period                                          10,641     13,270     10,719      11,366
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.905    $14.494     $15.075
Accumulation Unit Value, End of Period                                             $12.905    $14.494    $15.075     $17.959
Number of Units Outstanding, End of Period                                          52,452     58,131     55,619      50,377
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.274    $12.100     $12.082
Accumulation Unit Value, End of Period                                             $11.274    $12.100    $12.082     $12.902
Number of Units Outstanding, End of Period                                          16,455     21,842     14,419      10,425
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.606    $12.589     $13.160
Accumulation Unit Value, End of Period                                             $11.606    $12.589    $13.160     $14.692
Number of Units Outstanding, End of Period                                          21,520     18,397     17,345      14,688
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.258    $10.559     $10.662
Accumulation Unit Value, End of Period                                             $10.258    $10.559    $10.662     $11.003
Number of Units Outstanding, End of Period                                          54,389    114,486    124,823     133,661
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.967     $9.878      $9.823
Accumulation Unit Value, End of Period                                              $9.967     $9.878     $9.823     $10.011
Number of Units Outstanding, End of Period                                          67,512     85,706     85,561      78,723
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.886     $9.744      $9.787
Accumulation Unit Value, End of Period                                              $9.886     $9.744     $9.787     $10.006
Number of Units Outstanding, End of Period                                          54,904     67,416     79,970     105,074
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.052    $13.021     $13.322
Accumulation Unit Value, End of Period                                             $12.052    $13.021    $13.322     $15.037
Number of Units Outstanding, End of Period                                          77,623     83,850     87,092      88,235
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.973    $12.915     $13.673
Accumulation Unit Value, End of Period                                             $11.973    $12.915    $13.673     $15.370
Number of Units Outstanding, End of Period                                          28,690     66,117     60,584      61,030
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.447    $13.488     $15.110
Accumulation Unit Value, End of Period                                             $11.447    $13.488    $15.110     $17.767
Number of Units Outstanding, End of Period                                           6,044      7,208      7,714       6,579
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.262    $12.144     $13.341
Accumulation Unit Value, End of Period                                             $11.262    $12.144    $13.341     $14.481
Number of Units Outstanding, End of Period                                           9,670     13,461     13,187      10,029
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.836    $17.876     $23.426
Accumulation Unit Value, End of Period                                             $14.836    $17.876    $23.426     $31.480
Number of Units Outstanding, End of Period                                          14,426     18,272     16,849      18,302
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.655    $12.266     $13.876
Accumulation Unit Value, End of Period                                             $11.655    $12.266    $13.876     $14.112
Number of Units Outstanding, End of Period                                          11,195     20,213     18,873      17,918
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.563    $12.632     $13.288
Accumulation Unit Value, End of Period                                             $11.563    $12.632    $13.288     $14.655
Number of Units Outstanding, End of Period                                          11,228     27,925     37,859      42,633
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.188    $13.464     $14.770
Accumulation Unit Value, End of Period                                             $12.188    $13.464    $14.770     $17.582
Number of Units Outstanding, End of Period                                          38,226     71,788     77,874      76,453
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.706
Number of Units Outstanding, End of Period                                              --         --         --       1,800
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.049    $15.529     $17.844
Accumulation Unit Value, End of Period                                             $13.049    $15.529    $17.844     $19.078
Number of Units Outstanding, End of Period                                          37,481     66,075     62,142      62,458
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.552    $15.791     $17.463
Accumulation Unit Value, End of Period                                             $13.552    $15.791    $17.463     $19.132
Number of Units Outstanding, End of Period                                          26,227     38,379     38,617      36,728
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.340    $14.967     $16.443
Accumulation Unit Value, End of Period                                             $13.340    $14.967    $16.443     $19.431
Number of Units Outstanding, End of Period                                          59,259     95,207     95,716      88,485
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.720    $16.956     $19.393
Accumulation Unit Value, End of Period                                             $12.720    $16.956    $19.393     $26.156
Number of Units Outstanding, End of Period                                          30,313     43,744     41,791      36,011
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.798    $14.405     $15.680
Accumulation Unit Value, End of Period                                             $12.798    $14.405    $15.680     $16.117
Number of Units Outstanding, End of Period                                          16,909     16,456     15,578      14,996
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.462    $14.335     $14.621
Accumulation Unit Value, End of Period                                             $12.462    $14.335    $14.621     $16.621
Number of Units Outstanding, End of Period                                         146,585    217,115    232,406     226,704
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.360    $13.818     $14.852
Accumulation Unit Value, End of Period                                             $12.360    $13.818    $14.852     $16.874
Number of Units Outstanding, End of Period                                          84,694    128,725    126,795     132,321
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.793    $12.336     $13.008
Accumulation Unit Value, End of Period                                             $11.793    $12.336    $13.008     $13.078
Number of Units Outstanding, End of Period                                          51,308     53,186     58,532      56,074
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.856    $13.959     $14.418
Accumulation Unit Value, End of Period                                             $12.856    $13.959    $14.418     $15.952
Number of Units Outstanding, End of Period                                          22,576     33,636     32,625      28,897
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.205    $12.713     $13.523
Accumulation Unit Value, End of Period                                             $12.205    $12.713    $13.523     $14.051
Number of Units Outstanding, End of Period                                          17,983     18,417     17,072      16,710
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.749
Number of Units Outstanding, End of Period                                              --         --         --      13,438
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.771     $11.319
Accumulation Unit Value, End of Period                                                  --    $10.771    $11.319     $12.306
Number of Units Outstanding, End of Period                                              --      8,605      8,247       7,893
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.416    $13.930     $15.235
Accumulation Unit Value, End of Period                                             $12.416    $13.930    $15.235     $14.739
Number of Units Outstanding, End of Period                                          25,917     42,746     42,415      39,046
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.250    $13.347     $13.677
Accumulation Unit Value, End of Period                                             $12.250    $13.347    $13.677     $15.674
Number of Units Outstanding, End of Period                                          85,116    126,129    112,719     104,798
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.841
Accumulation Unit Value, End of Period                                                  --         --    $11.841     $15.675
Number of Units Outstanding, End of Period                                              --         --      5,353      43,963
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.453    $12.155     $13.676
Accumulation Unit Value, End of Period                                             $11.453    $12.155    $13.676     $13.311
Number of Units Outstanding, End of Period                                          15,768     31,643     32,073      32,186
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.572    $15.832     $16.538
Accumulation Unit Value, End of Period                                             $13.572    $15.832    $16.538     $18.503
Number of Units Outstanding, End of Period                                          24,310     38,309     42,551      43,753
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.922
Accumulation Unit Value, End of Period                                                  --         --    $10.922     $13.214
Number of Units Outstanding, End of Period                                              --         --        738       5,696
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.702
Accumulation Unit Value, End of Period                                                  --         --    $10.702     $12.689
Number of Units Outstanding, End of Period                                              --         --        362       9,658
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.856
Accumulation Unit Value, End of Period                                                  --         --    $11.856     $12.943
Number of Units Outstanding, End of Period                                              --         --     15,726      40,445
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.058
Accumulation Unit Value, End of Period                                                  --         --    $11.058     $12.225
Number of Units Outstanding, End of Period                                              --         --      3,967      10,869
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.445
Accumulation Unit Value, End of Period                                                  --         --    $10.445     $11.360
Number of Units Outstanding, End of Period                                              --         --      1,921       3,526
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.074
Accumulation Unit Value, End of Period                                                  --         --    $12.074     $13.296
Number of Units Outstanding, End of Period                                              --         --      4,100      12,431
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.182
Number of Units Outstanding, End of Period                                              --         --         --       4,146
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.121
Accumulation Unit Value, End of Period                                                  --         --    $11.121     $11.462
Number of Units Outstanding, End of Period                                              --         --        489       2,092
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.663     $10.792
Accumulation Unit Value, End of Period                                                  --    $10.663    $10.792     $11.562
Number of Units Outstanding, End of Period                                              --      6,325      8,169      11,102
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.206     $11.154
Accumulation Unit Value, End of Period                                                  --    $11.206    $11.154     $12.920
Number of Units Outstanding, End of Period                                              --      3,044     14,696      23,295
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.347
Accumulation Unit Value, End of Period                                                  --         --    $11.347     $13.679
Number of Units Outstanding, End of Period                                              --         --      2,482       8,964
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.918     $11.825
Accumulation Unit Value, End of Period                                                  --    $10.918    $11.825     $13.714
Number of Units Outstanding, End of Period                                              --      1,343      8,181      11,972
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.484     $12.395
Accumulation Unit Value, End of Period                                                  --    $11.484    $12.395     $14.746
Number of Units Outstanding, End of Period                                              --     14,835     34,582      48,395
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.492
Accumulation Unit Value, End of Period                                                  --         --    $10.492     $12.605
Number of Units Outstanding, End of Period                                              --         --      4,390       3,464
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.343
Accumulation Unit Value, End of Period                                                  --         --    $11.343     $12.908
Number of Units Outstanding, End of Period                                              --         --      4,759       8,616
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.309
Accumulation Unit Value, End of Period                                                  --         --    $11.309     $12.439
Number of Units Outstanding, End of Period                                              --         --      4,885      11,872
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.238
Accumulation Unit Value, End of Period                                                  --         --    $11.238     $12.428
Number of Units Outstanding, End of Period                                              --         --      2,159       9,098
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.468
Number of Units Outstanding, End of Period                                              --         --         --       6,562
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.677
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.094
Number of Units Outstanding, End of Period                                              --         --         --         168
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.276
Number of Units Outstanding, End of Period                                              --         --         --       6,002
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.284    $11.961     $12.187
Accumulation Unit Value, End of Period                                             $11.284    $11.961    $12.187     $13.362
Number of Units Outstanding, End of Period                                           2,807      3,301      7,058       6,680
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.255    $13.340     $13.751
Accumulation Unit Value, End of Period                                             $12.255    $13.340    $13.751     $15.615
Number of Units Outstanding, End of Period                                          36,160     38,714     35,632      35,318
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.624    $14.369     $15.794
Accumulation Unit Value, End of Period                                             $12.624    $14.369    $15.794     $19.762
Number of Units Outstanding, End of Period                                          20,267     42,996     40,716      40,989
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.122    $13.376     $14.257
Accumulation Unit Value, End of Period                                             $12.122    $13.376    $14.257     $15.914
Number of Units Outstanding, End of Period                                           2,973      3,768      3,224       1,095
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.892
Accumulation Unit Value, End of Period                                                  --         --    $10.892     $12.379
Number of Units Outstanding, End of Period                                              --         --      2,158       6,112
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.692    $12.030     $12.456
Accumulation Unit Value, End of Period                                             $11.692    $12.030    $12.456     $12.866
Number of Units Outstanding, End of Period                                          24,460     34,436     34,433      34,002


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.







ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST  OFFERED*  (With the Earnings  Protection  Death Benefit  Option (age
71-79))
-------------------------------------------------------------------------------



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option
(age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap
Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP
Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein
Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity
VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service
Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM
Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs
VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the
Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market -
Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy -
Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares
Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT
Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International
Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.50% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.201    $13.491     $16.278
Accumulation Unit Value, End of Period                                             $12.201    $13.491    $16.278     $17.226
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.227    $13.007     $13.473
Accumulation Unit Value, End of Period                                             $12.227    $13.007    $13.473     $14.680
Number of Units Outstanding, End of Period                                               0      6,539      7,575       6,784
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.852    $12.918     $14.973
Accumulation Unit Value, End of Period                                             $11.852    $12.918    $14.973     $15.297
Number of Units Outstanding, End of Period                                               0      7,089     11,801      12,169
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.656    $13.995     $14.909
Accumulation Unit Value, End of Period                                             $12.656    $13.995    $14.909     $19.037
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.568    $13.874     $14.519
Accumulation Unit Value, End of Period                                             $12.568    $13.874    $14.519     $16.894
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.936    $14.580     $15.219
Accumulation Unit Value, End of Period                                             $12.936    $14.580    $15.219     $18.195
Number of Units Outstanding, End of Period                                               0      1,316      3,102       3,013
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.301    $12.172     $12.197
Accumulation Unit Value, End of Period                                             $11.301    $12.172    $12.197     $13.072
Number of Units Outstanding, End of Period                                             209      1,838      1,737       1,611
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.634    $12.664     $13.285
Accumulation Unit Value, End of Period                                             $11.634    $12.664    $13.285     $14.885
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.283    $10.622     $10.764
Accumulation Unit Value, End of Period                                             $10.283    $10.622    $10.764     $11.148
Number of Units Outstanding, End of Period                                               0     33,867     32,307      40,000
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.991     $9.937      $9.917
Accumulation Unit Value, End of Period                                              $9.991     $9.937     $9.917     $10.143
Number of Units Outstanding, End of Period                                           1,581      3,880      4,734       3,880
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.909     $9.802      $9.881
Accumulation Unit Value, End of Period                                              $9.909     $9.802     $9.881     $10.137
Number of Units Outstanding, End of Period                                           9,025     24,193     25,408      14,909
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.081    $13.099     $13.449
Accumulation Unit Value, End of Period                                             $12.081    $13.099    $13.449     $15.234
Number of Units Outstanding, End of Period                                               0      8,607     16,549      33,070
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.001    $12.992     $13.803
Accumulation Unit Value, End of Period                                             $12.001    $12.992    $13.803     $15.572
Number of Units Outstanding, End of Period                                               0      5,795      4,347       4,340
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.474    $13.568     $15.254
Accumulation Unit Value, End of Period                                             $11.474    $13.568    $15.254     $18.000
Number of Units Outstanding, End of Period                                               0          0        252         252
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.288    $12.216     $13.468
Accumulation Unit Value, End of Period                                             $11.288    $12.216    $13.468     $14.671
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.872    $17.983     $23.650
Accumulation Unit Value, End of Period                                             $14.872    $17.983    $23.650     $31.893
Number of Units Outstanding, End of Period                                               0          0        177         994
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.590    $12.707     $13.415
Accumulation Unit Value, End of Period                                             $11.590    $12.707    $13.415     $14.847
Number of Units Outstanding, End of Period                                               0      8,183     13,539      17,408
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.683    $12.339     $14.009
Accumulation Unit Value, End of Period                                             $11.683    $12.339    $14.009     $14.298
Number of Units Outstanding, End of Period                                             608      2,509          0       1,365
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.217    $13.545     $14.911
Accumulation Unit Value, End of Period                                             $12.217    $13.545    $14.911     $17.813
Number of Units Outstanding, End of Period                                               0      4,087      7,117       8,636
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.731
Number of Units Outstanding, End of Period                                              --         --         --       3,004
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.080    $15.621     $18.015
Accumulation Unit Value, End of Period                                             $13.080    $15.621    $18.015     $19.329
Number of Units Outstanding, End of Period                                               0      1,735      1,778       3,646
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.584    $15.885     $17.630
Accumulation Unit Value, End of Period                                             $13.584    $15.885    $17.630     $19.384
Number of Units Outstanding, End of Period                                               0        101          0           0
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.372    $15.056     $16.600
Accumulation Unit Value, End of Period                                             $13.372    $15.056    $16.600     $19.686
Number of Units Outstanding, End of Period                                             659        901      4,738       6,516
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.750    $17.057     $19.578
Accumulation Unit Value, End of Period                                             $12.750    $17.057    $19.578     $26.499
Number of Units Outstanding, End of Period                                               0      5,557      4,391       6,332
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.829    $14.490     $15.829
Accumulation Unit Value, End of Period                                             $12.829    $14.490    $15.829     $16.329
Number of Units Outstanding, End of Period                                               0          0          0       3,412
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.491    $14.421     $14.760
Accumulation Unit Value, End of Period                                             $12.491    $14.421    $14.760     $16.840
Number of Units Outstanding, End of Period                                             697     13,897     23,528      20,757
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.390    $13.900     $14.994
Accumulation Unit Value, End of Period                                             $12.390    $13.900    $14.994     $17.096
Number of Units Outstanding, End of Period                                               0      2,737      4,326       7,686
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.821    $12.409     $13.132
Accumulation Unit Value, End of Period                                             $11.821    $12.409    $13.132     $13.249
Number of Units Outstanding, End of Period                                             701          0      1,202       5,219
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.887    $14.042     $14.555
Accumulation Unit Value, End of Period                                             $12.887    $14.042    $14.555     $16.162
Number of Units Outstanding, End of Period                                               0      2,709      1,033         991
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.234    $12.789     $13.652
Accumulation Unit Value, End of Period                                             $12.234    $12.789    $13.652     $14.235
Number of Units Outstanding, End of Period                                               0        216        216           0
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.775
Number of Units Outstanding, End of Period                                              --         --         --           0
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.797     $11.386
Accumulation Unit Value, End of Period                                                  --    $10.797    $11.386     $12.424
Number of Units Outstanding, End of Period                                              --      2,685      1,820           0
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.446    $14.013     $13.807
Accumulation Unit Value, End of Period                                             $12.446    $14.013    $15.380     $15.880
Number of Units Outstanding, End of Period                                               0      1,699      4,096       1,008
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.279    $13.427     $15.380
Accumulation Unit Value, End of Period                                             $12.279    $13.427    $13.807     $14.933
Number of Units Outstanding, End of Period                                               0      4,384      2,574       7,645
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.870
Accumulation Unit Value, End of Period                                                  --         --    $11.870     $15.768
Number of Units Outstanding, End of Period                                              --         --      4,526       9,364
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.480    $12.228     $13.806
Accumulation Unit Value, End of Period                                             $11.480    $12.228    $13.806     $13.486
Number of Units Outstanding, End of Period                                               0          0          0           0
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.605    $15.926     $16.696
Accumulation Unit Value, End of Period                                             $13.605    $15.926    $16.696     $18.746
Number of Units Outstanding, End of Period                                             658        152      1,844       8,882
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.948
Accumulation Unit Value, End of Period                                                  --         --    $10.948     $13.293
Number of Units Outstanding, End of Period                                              --         --      4,431       5,683
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.728
Accumulation Unit Value, End of Period                                                  --         --    $10.728     $12.765
Number of Units Outstanding, End of Period                                              --         --      2,787       2,662
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.885
Accumulation Unit Value, End of Period                                                  --         --    $11.885     $13.020
Number of Units Outstanding, End of Period                                              --         --      9,072      19,158
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.084
Accumulation Unit Value, End of Period                                                  --         --    $11.084     $12.298
Number of Units Outstanding, End of Period                                              --         --        677      15,832
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.470
Accumulation Unit Value, End of Period                                                  --         --    $10.470     $11.428
Number of Units Outstanding, End of Period                                              --         --      2,701       6,474
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.103
Accumulation Unit Value, End of Period                                                  --         --    $12.103     $13.375
Number of Units Outstanding, End of Period                                              --         --      1,793       7,105
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.207
Number of Units Outstanding, End of Period                                              --         --         --       4,921
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.148
Accumulation Unit Value, End of Period                                                  --         --    $11.148     $11.530
Number of Units Outstanding, End of Period                                              --         --          0       2,492
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.688     $10.856
Accumulation Unit Value, End of Period                                                  --    $10.688    $10.856     $11.673
Number of Units Outstanding, End of Period                                              --      6,254      2,605       1,806
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.233     $11.221
Accumulation Unit Value, End of Period                                                  --    $11.233    $11.221     $13.044
Number of Units Outstanding, End of Period                                              --      4,656     22,211      19,809
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.374
Accumulation Unit Value, End of Period                                                  --         --    $11.374     $13.760
Number of Units Outstanding, End of Period                                              --         --          0           0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.944     $11.896
Accumulation Unit Value, End of Period                                                  --    $10.944    $11.896     $13.845
Number of Units Outstanding, End of Period                                              --      1,519      5,855       7,049
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.511     $12.468
Accumulation Unit Value, End of Period                                                  --    $11.511    $12.468     $14.887
Number of Units Outstanding, End of Period                                              --      4,692     16,247      18,099
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.517
Accumulation Unit Value, End of Period                                                  --         --    $10.517     $12.680
Number of Units Outstanding, End of Period                                              --         --        928         824
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.370
Accumulation Unit Value, End of Period                                                  --         --    $11.370     $12.985
Number of Units Outstanding, End of Period                                              --         --      1,885       1,799
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.336
Accumulation Unit Value, End of Period                                                  --         --    $11.336     $12.513
Number of Units Outstanding, End of Period                                              --         --      1,377       4,577
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.265
Accumulation Unit Value, End of Period                                                  --         --    $11.265     $12.502
Number of Units Outstanding, End of Period                                              --         --      1,133       4,395
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.491
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.703
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.118
Number of Units Outstanding, End of Period                                              --         --         --       1,889
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.300
Number of Units Outstanding, End of Period                                              --         --         --      16,510
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.311    $12.033     $12.303
Accumulation Unit Value, End of Period                                             $11.311    $12.033    $12.303     $13.538
Number of Units Outstanding, End of Period                                               0        226      1,073         817
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.285    $13.419     $13.883
Accumulation Unit Value, End of Period                                             $12.285    $13.419    $13.883     $15.820
Number of Units Outstanding, End of Period                                           1,205          0          0           0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.654    $14.455     $15.945
Accumulation Unit Value, End of Period                                             $12.654    $14.455    $15.945     $20.022
Number of Units Outstanding, End of Period                                             195      2,074      3,035         961
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.151    $13.455     $14.394
Accumulation Unit Value, End of Period                                             $12.151    $13.455    $14.394     $16.123
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.918
Accumulation Unit Value, End of Period                                                  --         --    $10.918     $12.453
Number of Units Outstanding, End of Period                                              --         --      1,501       3,781
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.720    $12.102     $12.575
Accumulation Unit Value, End of Period                                             $11.720    $12.102    $12.575     $13.035
Number of Units Outstanding, End of Period                                               0      1,882      2,544       3,261


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May
1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.184    $13.445     $16.190
Accumulation Unit Value, End of Period                                             $12.184    $13.445    $16.190     $17.098
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.210    $12.963     $13.400
Accumulation Unit Value, End of Period                                             $12.210    $12.963    $13.400     $14.571
Number of Units Outstanding, End of Period                                           2,362      3,489      3,905       3,888
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.836    $12.874     $14.892
Accumulation Unit Value, End of Period                                             $11.836    $12.874    $14.892     $15.184
Number of Units Outstanding, End of Period                                               0      1,490      2,700       3,082
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.639    $13.948     $14.829
Accumulation Unit Value, End of Period                                             $12.639    $13.948    $14.829     $18.896
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.551    $13.827     $14.440
Accumulation Unit Value, End of Period                                             $12.551    $13.827    $14.440     $16.768
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.918    $14.531     $15.137
Accumulation Unit Value, End of Period                                             $12.918    $14.531    $15.137     $18.060
Number of Units Outstanding, End of Period                                           1,573      2,107      1,743       1,743
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.285    $12.131     $12.131
Accumulation Unit Value, End of Period                                             $11.285    $12.131    $12.131     $12.975
Number of Units Outstanding, End of Period                                             110        110        110         110
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.618    $12.621     $13.214
Accumulation Unit Value, End of Period                                             $11.618    $12.621    $13.214     $14.774
Number of Units Outstanding, End of Period                                               0          0      4,957       4,935
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.269    $10.586     $10.706
Accumulation Unit Value, End of Period                                             $10.269    $10.586    $10.706     $11.065
Number of Units Outstanding, End of Period                                           1,254      5,527      8,409      31,722
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.977     $9.903      $9.864
Accumulation Unit Value, End of Period                                              $9.977     $9.903     $9.864     $10.067
Number of Units Outstanding, End of Period                                               0        444      1,106       1,149
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.896     $9.768      $9.827
Accumulation Unit Value, End of Period                                              $9.896     $9.768     $9.827     $10.062
Number of Units Outstanding, End of Period                                               0      2,241      3,269      13,161
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.065    $13.055     $13.377
Accumulation Unit Value, End of Period                                             $12.065    $13.055    $13.377     $15.121
Number of Units Outstanding, End of Period                                               0          0        211       4,198
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.985    $12.948     $13.728
Accumulation Unit Value, End of Period                                             $11.985    $12.948    $13.728     $15.456
Number of Units Outstanding, End of Period                                           4,704      3,259      3,259       3,626
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.458    $13.522     $15.171
Accumulation Unit Value, End of Period                                             $11.458    $13.522    $15.171     $17.867
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.273    $12.175     $13.395
Accumulation Unit Value, End of Period                                             $11.273    $12.175    $13.395     $14.562
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.851    $17.922     $23.522
Accumulation Unit Value, End of Period                                             $14.851    $17.922    $23.522     $31.656
Number of Units Outstanding, End of Period                                               0         79        658         631
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.667    $12.297     $13.933
Accumulation Unit Value, End of Period                                             $11.575    $12.297    $13.933     $14.191
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.575    $12.664     $13.342
Accumulation Unit Value, End of Period                                             $11.575    $12.664    $13.342     $14.737
Number of Units Outstanding, End of Period                                               0          0      4,951       5,316
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.201    $13.499     $14.830
Accumulation Unit Value, End of Period                                             $12.201    $13.499    $14.830     $17.681
Number of Units Outstanding, End of Period                                             107        800      4,430       4,694
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.717
Number of Units Outstanding, End of Period                                              --         --         --       1,400
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.063    $15.568     $17.917
Accumulation Unit Value, End of Period                                             $13.063    $15.568    $17.917     $19.185
Number of Units Outstanding, End of Period                                               0          0        485       1,234
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.566    $15.831     $17.534
Accumulation Unit Value, End of Period                                             $13.566    $15.831    $17.534     $19.240
Number of Units Outstanding, End of Period                                             435        795        795         795
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.354    $15.005     $16.511
Accumulation Unit Value, End of Period                                             $13.354    $15.005    $16.511     $19.540
Number of Units Outstanding, End of Period                                           2,041      2,125      8,566       9,503
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.733    $16.999     $19.472
Accumulation Unit Value, End of Period                                             $12.733    $16.999    $19.472     $26.303
Number of Units Outstanding, End of Period                                           3,751      2,846      3,632       3,570
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.811    $14.441     $15.744
Accumulation Unit Value, End of Period                                             $12.811    $14.441    $15.744     $16.207
Number of Units Outstanding, End of Period                                               0        369          0           0
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.475    $14.372     $14.680
Accumulation Unit Value, End of Period                                             $12.475    $14.372    $14.680     $16.715
Number of Units Outstanding, End of Period                                           4,051      4,837     14,054      15,295
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.373    $13.853     $14.913
Accumulation Unit Value, End of Period                                             $12.373    $13.853    $14.913     $16.969
Number of Units Outstanding, End of Period                                             816      2,326      7,705       7,996
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.805    $12.367     $13.061
Accumulation Unit Value, End of Period                                             $11.805    $12.367    $13.061     $13.151
Number of Units Outstanding, End of Period                                               0         99      1,107       1,502
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.870    $13.995     $14.476
Accumulation Unit Value, End of Period                                             $12.870    $13.995    $14.476     $16.042
Number of Units Outstanding, End of Period                                               0        542        659         627
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.218    $12.746     $13.579
Accumulation Unit Value, End of Period                                             $12.218    $12.746    $13.579     $14.130
Number of Units Outstanding, End of Period                                             106        507        106         106
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.760
Number of Units Outstanding, End of Period                                              --         --         --           0
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.782     $11.348
Accumulation Unit Value, End of Period                                                  --    $10.782    $11.348     $12.356
Number of Units Outstanding, End of Period                                              --        112      4,370       4,350
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.429    $13.966     $15.297
Accumulation Unit Value, End of Period                                             $12.429    $13.966    $15.297     $14.822
Number of Units Outstanding, End of Period                                               0        379        418         460
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.263    $13.381     $13.732
Accumulation Unit Value, End of Period                                             $12.263    $13.381    $13.732     $15.762
Number of Units Outstanding, End of Period                                           2,636      2,969      6,229       6,183
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.854
Accumulation Unit Value, End of Period                                                  --         --    $11.854     $15.715
Number of Units Outstanding, End of Period                                              --         --        791       3,274
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.464    $12.186     $13.732
Accumulation Unit Value, End of Period                                             $11.464    $12.186    $13.732     $13.386
Number of Units Outstanding, End of Period                                             108        108        108         108
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.586    $15.872     $16.606
Accumulation Unit Value, End of Period                                             $13.586    $15.872    $16.606     $18.607
Number of Units Outstanding, End of Period                                           1,953      2,033      2,514       2,511
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.933
Accumulation Unit Value, End of Period                                                  --         --    $10.933     $13.248
Number of Units Outstanding, End of Period                                              --         --          0           0
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.713
Accumulation Unit Value, End of Period                                                  --         --    $10.713     $12.722
Number of Units Outstanding, End of Period                                              --         --        118         117
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.868
Accumulation Unit Value, End of Period                                                  --         --    $11.868     $12.976
Number of Units Outstanding, End of Period                                              --         --      4,576       4,824
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.069
Accumulation Unit Value, End of Period                                                  --         --    $11.069     $12.256
Number of Units Outstanding, End of Period                                              --         --      2,187       4,717
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.456
Accumulation Unit Value, End of Period                                                  --         --    $10.456     $11.389
Number of Units Outstanding, End of Period                                              --         --        371       2,968
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.087
Accumulation Unit Value, End of Period                                                  --         --    $12.087     $13.330
Number of Units Outstanding, End of Period                                              --         --          0           0
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.193
Number of Units Outstanding, End of Period                                              --         --         --           0
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.132
Accumulation Unit Value, End of Period                                                  --         --    $11.132     $11.491
Number of Units Outstanding, End of Period                                              --         --          0         979
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.674     $10.820
Accumulation Unit Value, End of Period                                                  --    $10.674    $10.820     $11.610
Number of Units Outstanding, End of Period                                              --      1,031      1,263       1,229
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.217     $11.183
Accumulation Unit Value, End of Period                                                  --    $11.217    $11.183     $12.973
Number of Units Outstanding, End of Period                                              --          0      5,063       6,289
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.358
Accumulation Unit Value, End of Period                                                  --         --    $11.358     $13.714
Number of Units Outstanding, End of Period                                              --         --          0           0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.929     $11.855
Accumulation Unit Value, End of Period                                                  --    $10.929    $11.855     $13.770
Number of Units Outstanding, End of Period                                              --          0      1,308       2,411
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.496     $12.426
Accumulation Unit Value, End of Period                                                  --    $11.496    $12.426     $14.807
Number of Units Outstanding, End of Period                                              --          0      1,665       3,932
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.503
Accumulation Unit Value, End of Period                                                  --         --    $10.503     $12.637
Number of Units Outstanding, End of Period                                              --         --        253         404
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.355
Accumulation Unit Value, End of Period                                                  --         --    $11.355     $12.941
Number of Units Outstanding, End of Period                                              --         --        122         121
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.321
Accumulation Unit Value, End of Period                                                  --         --    $11.321     $12.471
Number of Units Outstanding, End of Period                                              --         --         93         211
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.249
Accumulation Unit Value, End of Period                                                  --         --    $11.249     $12.460
Number of Units Outstanding, End of Period                                              --         --      2,321       3,654
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.478
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.688
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.104
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.286
Number of Units Outstanding, End of Period                                              --         --         --       2,910
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.296    $11.992     $12.236
Accumulation Unit Value, End of Period                                             $11.296    $11.992    $12.236     $13.437
Number of Units Outstanding, End of Period                                           9,666     10,768     10,768      10,768
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.268    $13.374     $13.808
Accumulation Unit Value, End of Period                                             $12.268    $13.374    $13.808     $15.703
Number of Units Outstanding, End of Period                                           1,444          0      2,809       2,809
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.637    $14.406     $15.859
Accumulation Unit Value, End of Period                                             $12.637    $14.406    $15.859     $19.873
Number of Units Outstanding, End of Period                                               0        283      5,007       4,951
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.134    $13.410     $14.316
Accumulation Unit Value, End of Period                                             $12.134    $13.410    $14.316     $16.003
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.903
Accumulation Unit Value, End of Period                                                  --         --    $10.903     $12.411
Number of Units Outstanding, End of Period                                              --         --        163       2,717
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.704    $12.061     $12.507
Accumulation Unit Value, End of Period                                             $11.704    $12.061    $12.507     $12.938
Number of Units Outstanding, End of Period                                           4,161      4,499      9,763       9,748


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.





ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary  Protection (Annual Increase)
Option and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity,
FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual
Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility
Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP
Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service
Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM
Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs
VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the
Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market -
Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy -
Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares
Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total
Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth
Equity, Class II Sub-Account which were first offered under the Contracts on May
1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.176    $13.422     $16.146
Accumulation Unit Value, End of Period                                             $12.176    $13.422    $16.146     $17.035
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.202    $12.941     $13.363
Accumulation Unit Value, End of Period                                             $12.202    $12.941    $13.363     $14.517
Number of Units Outstanding, End of Period                                           1,563      7,724     17,522      17,274
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.828    $12.852     $14.851
Accumulation Unit Value, End of Period                                             $11.828    $12.852    $14.851     $15.127
Number of Units Outstanding, End of Period                                              25      2,105     15,143      14,615
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.630    $13.924     $14.788
Accumulation Unit Value, End of Period                                             $12.630    $13.924    $14.788     $18.825
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.543    $13.804     $14.401
Accumulation Unit Value, End of Period                                             $12.543    $13.804    $14.401     $16.706
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.909    $14.506     $15.096
Accumulation Unit Value, End of Period                                             $12.909    $14.506    $15.096     $17.993
Number of Units Outstanding, End of Period                                           3,049      3,061      6,538       6,510
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.278    $12.110     $12.098
Accumulation Unit Value, End of Period                                             $11.278    $12.110    $12.098     $12.927
Number of Units Outstanding, End of Period                                             961        789        768         620
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.610    $12.599     $13.178
Accumulation Unit Value, End of Period                                             $11.610    $12.599    $13.178     $14.719
Number of Units Outstanding, End of Period                                             959        947        913         879
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.262    $10.568     $10.677
Accumulation Unit Value, End of Period                                             $10.262    $10.568    $10.677     $11.024
Number of Units Outstanding, End of Period                                           7,348     18,713     44,316      44,381
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.971     $9.887      $9.837
Accumulation Unit Value, End of Period                                              $9.971     $9.887     $9.837     $10.030
Number of Units Outstanding, End of Period                                             684      2,302     16,042      15,925
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.889     $9.752      $9.801
Accumulation Unit Value, End of Period                                              $9.889     $9.752     $9.801     $10.024
Number of Units Outstanding, End of Period                                               0      6,843      7,902      10,082
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.056    $13.032     $13.340
Accumulation Unit Value, End of Period                                             $12.056    $13.032    $13.340     $15.065
Number of Units Outstanding, End of Period                                           3,599      6,555     44,134      56,133
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.977    $12.926     $13.691
Accumulation Unit Value, End of Period                                             $11.977    $12.926    $13.691     $15.399
Number of Units Outstanding, End of Period                                           1,174      3,554      3,507       4,766
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.451    $13.499     $15.130
Accumulation Unit Value, End of Period                                             $11.451    $13.499    $15.130     $17.800
Number of Units Outstanding, End of Period                                           2,784      3,000      6,632       6,531
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.265    $12.154     $13.359
Accumulation Unit Value, End of Period                                             $11.265    $12.154    $13.359     $14.508
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.841    $17.891     $23.458
Accumulation Unit Value, End of Period                                             $14.841    $17.891    $23.458     $31.539
Number of Units Outstanding, End of Period                                               0         26        145         138
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.659    $12.276     $13.895
Accumulation Unit Value, End of Period                                             $11.567    $12.276    $13.895     $14.138
Number of Units Outstanding, End of Period                                             347          0          0           0
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.567    $12.642     $13.306
Accumulation Unit Value, End of Period                                             $11.659    $12.642    $13.306     $14.682
Number of Units Outstanding, End of Period                                               0      3,619     18,882      18,291
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.193    $13.476     $14.790
Accumulation Unit Value, End of Period                                             $12.193    $13.476    $14.790     $17.615
Number of Units Outstanding, End of Period                                               7        334     15,320      17,075
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.709
Number of Units Outstanding, End of Period                                              --         --         --           0
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.054    $15.542     $17.868
Accumulation Unit Value, End of Period                                             $13.054    $15.542    $17.868     $19.114
Number of Units Outstanding, End of Period                                           2,182      4,190      5,800       5,778
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.556    $15.804     $17.487
Accumulation Unit Value, End of Period                                             $13.556    $15.804    $17.487     $19.168
Number of Units Outstanding, End of Period                                               6        385        494         494
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.345    $14.979     $16.466
Accumulation Unit Value, End of Period                                             $13.345    $14.979    $16.466     $19.467
Number of Units Outstanding, End of Period                                           2,183      2,230      7,162       6,993
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.724    $16.970     $19.420
Accumulation Unit Value, End of Period                                             $12.724    $16.970    $19.420     $26.205
Number of Units Outstanding, End of Period                                             249        991      1,981       1,813
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.803    $14.417     $15.701
Accumulation Unit Value, End of Period                                             $12.803    $14.417    $15.701     $16.147
Number of Units Outstanding, End of Period                                              13         39         38          38
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.466    $14.347     $14.641
Accumulation Unit Value, End of Period                                             $12.466    $14.347    $14.641     $16.653
Number of Units Outstanding, End of Period                                          12,219     18,403     55,777      54,064
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.364    $13.829     $14.872
Accumulation Unit Value, End of Period                                             $12.364    $13.829    $14.872     $16.906
Number of Units Outstanding, End of Period                                           1,520      4,534      5,046       6,453
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.797    $12.346     $13.025
Accumulation Unit Value, End of Period                                             $11.797    $12.346    $13.025     $13.102
Number of Units Outstanding, End of Period                                             277        357        828         815
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.861    $13.971     $14.437
Accumulation Unit Value, End of Period                                             $12.861    $13.971    $14.437     $15.982
Number of Units Outstanding, End of Period                                           6,749      7,618      7,673       7,627
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.209    $12.724     $13.542
Accumulation Unit Value, End of Period                                             $12.209    $12.724    $13.542     $14.077
Number of Units Outstanding, End of Period                                             609        606        602         599
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.753
Number of Units Outstanding, End of Period                                              --         --         --       3,148
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.775     $11.328
Accumulation Unit Value, End of Period                                                  --    $10.775    $11.328     $12.323
Number of Units Outstanding, End of Period                                              --        361        344         335
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.420    $13.942     $15.255
Accumulation Unit Value, End of Period                                             $12.420    $13.942    $15.255     $14.767
Number of Units Outstanding, End of Period                                              22      7,591      1,077       2,029
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.254    $13.358     $13.695
Accumulation Unit Value, End of Period                                             $12.254    $13.358    $13.695     $15.703
Number of Units Outstanding, End of Period                                           6,997     15,079     22,558      22,357
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.845
Accumulation Unit Value, End of Period                                                  --         --    $11.845     $15.688
Number of Units Outstanding, End of Period                                              --         --      1,966       1,930
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.457    $12.166     $13.694
Accumulation Unit Value, End of Period                                             $11.457    $12.166    $13.694     $13.336
Number of Units Outstanding, End of Period                                           2,462      2,499      2,490       2,481
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.577    $15.845     $16.561
Accumulation Unit Value, End of Period                                             $13.577    $15.845    $16.561     $18.537
Number of Units Outstanding, End of Period                                               7        267        710         701
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.926
Accumulation Unit Value, End of Period                                                  --         --    $10.926     $13.225
Number of Units Outstanding, End of Period                                              --         --      6,289       6,259
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.706
Accumulation Unit Value, End of Period                                                  --         --    $10.706     $12.700
Number of Units Outstanding, End of Period                                              --         --        119         108
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.860
Accumulation Unit Value, End of Period                                                  --         --    $11.860     $12.954
Number of Units Outstanding, End of Period                                              --         --        503         501
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.061
Accumulation Unit Value, End of Period                                                  --         --    $11.061     $12.236
Number of Units Outstanding, End of Period                                              --         --      3,138       3,125
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.448
Accumulation Unit Value, End of Period                                                  --         --    $10.448     $11.370
Number of Units Outstanding, End of Period                                              --         --      1,250       1,233
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.078
Accumulation Unit Value, End of Period                                                  --         --    $12.078     $13.307
Number of Units Outstanding, End of Period                                              --         --          0         469
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.186
Number of Units Outstanding, End of Period                                              --         --         --           0
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.125
Accumulation Unit Value, End of Period                                                  --         --    $11.125     $11.471
Number of Units Outstanding, End of Period                                              --         --          0           0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.666     $10.801
Accumulation Unit Value, End of Period                                                  --    $10.666    $10.801     $11.578
Number of Units Outstanding, End of Period                                              --      2,454      2,567       2,493
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.210     $11.164
Accumulation Unit Value, End of Period                                                  --    $11.210    $11.164     $12.938
Number of Units Outstanding, End of Period                                              --          0     53,654      56,234
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.351
Accumulation Unit Value, End of Period                                                  --         --    $11.351     $13.690
Number of Units Outstanding, End of Period                                              --         --          0           0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.922     $11.835
Accumulation Unit Value, End of Period                                                  --    $10.922    $11.835     $13.733
Number of Units Outstanding, End of Period                                              --          0     18,875      18,072
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.488     $12.405
Accumulation Unit Value, End of Period                                                  --    $11.488    $12.405     $14.766
Number of Units Outstanding, End of Period                                              --        346     16,863      17,596
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.496
Accumulation Unit Value, End of Period                                                  --         --    $10.496     $12.616
Number of Units Outstanding, End of Period                                              --         --        182         166
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.347
Accumulation Unit Value, End of Period                                                  --         --    $11.347     $12.919
Number of Units Outstanding, End of Period                                              --         --        614       1,448
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.313
Accumulation Unit Value, End of Period                                                  --         --    $11.313     $12.449
Number of Units Outstanding, End of Period                                              --         --      2,326       2,311
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.242
Accumulation Unit Value, End of Period                                                  --         --    $11.242     $12.439
Number of Units Outstanding, End of Period                                              --         --         96          97
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.471
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.681
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.098
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.279
Number of Units Outstanding, End of Period                                              --         --         --           0
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.288    $11.972     $12.203
Accumulation Unit Value, End of Period                                             $11.288    $11.972    $12.203     $13.387
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.260    $13.351     $13.770
Accumulation Unit Value, End of Period                                             $12.260    $13.351    $13.770     $15.644
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.628    $14.382     $15.816
Accumulation Unit Value, End of Period                                             $12.628    $14.382    $15.816     $19.799
Number of Units Outstanding, End of Period                                           2,813      2,944      3,228       3,394
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.126    $13.387     $14.277
Accumulation Unit Value, End of Period                                             $12.126    $13.387    $14.277     $15.943
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.896
Accumulation Unit Value, End of Period                                                  --         --    $10.896     $12.390
Number of Units Outstanding, End of Period                                              --         --        440         727
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.696    $12.040     $12.473
Accumulation Unit Value, End of Period                                             $11.696    $12.040    $12.473     $12.890
Number of Units Outstanding, End of Period                                           3,019      3,162      3,198       3,679

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.











ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With MAV Death Benefit Option)
-------------------------------------------------------------------------------


* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP
Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares
Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.184    $13.445     $16.190
Accumulation Unit Value, End of Period                                             $12.184    $13.445    $16.190     $17.098
Number of Units Outstanding, End of Period                                          22,368     38,388     31,901      23,587
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.210    $12.963     $13.400
Accumulation Unit Value, End of Period                                             $12.210    $12.963    $13.400     $14.571
Number of Units Outstanding, End of Period                                          74,665    209,938    226,368      49,499
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.836    $12.874     $14.892
Accumulation Unit Value, End of Period                                             $11.836    $12.874    $14.892     $15.184
Number of Units Outstanding, End of Period                                         117,818    260,882    270,898      25,322
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.639    $13.948     $14.829
Accumulation Unit Value, End of Period                                             $12.639    $13.948    $14.829     $18.896
Number of Units Outstanding, End of Period                                          27,534     34,535     32,446      10,544
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.551    $13.827     $14.440
Accumulation Unit Value, End of Period                                             $12.551    $13.827    $14.440     $16.768
Number of Units Outstanding, End of Period                                          20,577     37,740     35,366       3,995
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.918    $14.531     $15.137
Accumulation Unit Value, End of Period                                             $12.918    $14.531    $15.137     $18.060
Number of Units Outstanding, End of Period                                          52,373     79,037    120,353      10,326
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.285    $12.131     $12.131
Accumulation Unit Value, End of Period                                             $11.285    $12.131    $12.131     $12.975
Number of Units Outstanding, End of Period                                          63,152    154,309    147,765      48,992
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.618    $12.621     $13.214
Accumulation Unit Value, End of Period                                             $11.618    $12.621    $13.214     $14.774
Number of Units Outstanding, End of Period                                          39,217    201,587    212,851       5,437
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.269    $10.586     $10.706
Accumulation Unit Value, End of Period                                             $10.269    $10.586    $10.706     $11.065
Number of Units Outstanding, End of Period                                         140,315    435,782    907,190      67,695
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.977     $9.903      $9.864
Accumulation Unit Value, End of Period                                              $9.977     $9.903     $9.864     $10.067
Number of Units Outstanding, End of Period                                         242,445    439,450    536,500      74,623
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.896     $9.768      $9.827
Accumulation Unit Value, End of Period                                              $9.896     $9.768     $9.827     $10.062
Number of Units Outstanding, End of Period                                         138,685    415,730    600,565      62,866
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.065    $13.055     $13.377
Accumulation Unit Value, End of Period                                             $12.065    $13.055    $13.377     $15.121
Number of Units Outstanding, End of Period                                         220,396    308,763    451,129      97,380
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.985    $12.948     $13.728
Accumulation Unit Value, End of Period                                             $11.985    $12.948    $13.728     $15.456
Number of Units Outstanding, End of Period                                          33,128     52,030     61,660      10,102
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.458    $13.522     $15.171
Accumulation Unit Value, End of Period                                             $11.458    $13.522    $15.171     $17.867
Number of Units Outstanding, End of Period                                          23,311     34,395     49,486       3,618
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.273    $12.175     $13.395
Accumulation Unit Value, End of Period                                             $11.273    $12.175    $13.395     $14.562
Number of Units Outstanding, End of Period                                          11,469     56,625     60,690       5,592
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.851    $17.922     $23.522
Accumulation Unit Value, End of Period                                             $14.851    $17.922    $23.522     $31.656
Number of Units Outstanding, End of Period                                          24,355     47,545     73,319      21,151
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.667    $12.297     $13.933
Accumulation Unit Value, End of Period                                             $11.667    $12.297    $13.933     $14.191
Number of Units Outstanding, End of Period                                          48,746     74,213     68,523      18,146
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.575    $12.664     $13.342
Accumulation Unit Value, End of Period                                             $11.575    $12.664    $13.342     $14.737
Number of Units Outstanding, End of Period                                          44,344     72,671    211,350      64,636
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.201    $13.499     $14.830
Accumulation Unit Value, End of Period                                             $12.201    $13.499    $14.830     $17.681
Number of Units Outstanding, End of Period                                          63,170    175,312    384,803      48,552
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.717
Number of Units Outstanding, End of Period                                              --         --         --       1,199
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.063    $15.568     $17.917
Accumulation Unit Value, End of Period                                             $13.063    $15.568    $17.917     $19.185
Number of Units Outstanding, End of Period                                          87,602    130,494    179,229      55,348
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.566    $15.831     $17.534
Accumulation Unit Value, End of Period                                             $13.566    $15.831    $17.534     $19.240
Number of Units Outstanding, End of Period                                          86,930    100,509     96,086      23,828
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.354    $15.005     $16.511
Accumulation Unit Value, End of Period                                             $13.354    $15.005    $16.511     $19.540
Number of Units Outstanding, End of Period                                         153,042    231,069    346,792      67,204
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.733    $16.999     $19.472
Accumulation Unit Value, End of Period                                             $12.733    $16.999    $19.472     $26.303
Number of Units Outstanding, End of Period                                          49,176    147,102    178,831      16,352
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.811    $14.441     $15.744
Accumulation Unit Value, End of Period                                             $12.811    $14.441    $15.744     $16.207
Number of Units Outstanding, End of Period                                          16,575     28,954     25,463      25,771
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.475    $14.372     $14.680
Accumulation Unit Value, End of Period                                             $12.475    $14.372    $14.680     $16.715
Number of Units Outstanding, End of Period                                         389,485    702,138  1,159,340     319,305
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.373    $13.853     $14.913
Accumulation Unit Value, End of Period                                             $12.373    $13.853    $14.913     $16.969
Number of Units Outstanding, End of Period                                         181,835    347,249    489,415     101,736
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.805    $12.367     $13.061
Accumulation Unit Value, End of Period                                             $11.805    $12.367    $13.061     $13.151
Number of Units Outstanding, End of Period                                          92,229    112,222    145,537      25,708
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.870    $13.995     $14.476
Accumulation Unit Value, End of Period                                             $12.870    $13.995    $14.476     $16.042
Number of Units Outstanding, End of Period                                          25,938     98,681    103,508      27,431
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.218    $12.746     $13.579
Accumulation Unit Value, End of Period                                             $12.218    $12.746    $13.579     $14.130
Number of Units Outstanding, End of Period                                          17,314     18,208     12,438      17,405
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.760
Number of Units Outstanding, End of Period                                              --         --         --       1,713
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.782     $11.348
Accumulation Unit Value, End of Period                                                  --    $10.782    $11.348     $12.356
Number of Units Outstanding, End of Period                                              --     34,016    112,654      21,519
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.429    $13.966     $15.297
Accumulation Unit Value, End of Period                                             $12.429    $13.966    $15.297     $14.822
Number of Units Outstanding, End of Period                                          52,735     87,618    202,737      72,624
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.263    $13.381     $13.732
Accumulation Unit Value, End of Period                                             $12.263    $13.381    $13.732     $15.762
Number of Units Outstanding, End of Period                                          97,396    186,919    192,777      73,789
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.854
Accumulation Unit Value, End of Period                                                  --         --    $11.854     $15.715
Number of Units Outstanding, End of Period                                              --         --    248,369      32,002
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.464    $12.186     $13.732
Accumulation Unit Value, End of Period                                             $11.464    $12.186    $13.732     $13.386
Number of Units Outstanding, End of Period                                          25,885     41,070     40,431       1,106
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.586    $15.872     $16.606
Accumulation Unit Value, End of Period                                             $13.586    $15.872    $16.606     $18.607
Number of Units Outstanding, End of Period                                          90,115    136,238    258,660      84,543
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.933
Accumulation Unit Value, End of Period                                                  --         --    $10.933     $13.248
Number of Units Outstanding, End of Period                                              --         --     48,868       4,475
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.713
Accumulation Unit Value, End of Period                                                  --         --    $10.713     $12.722
Number of Units Outstanding, End of Period                                              --         --     11,565       1,022
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.868
Accumulation Unit Value, End of Period                                                  --         --    $11.868     $12.976
Number of Units Outstanding, End of Period                                              --         --    181,982      31,737
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.069
Accumulation Unit Value, End of Period                                                  --         --    $11.069     $12.256
Number of Units Outstanding, End of Period                                              --         --    157,162       7,523
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.456
Accumulation Unit Value, End of Period                                                  --         --    $10.456     $11.389
Number of Units Outstanding, End of Period                                              --         --     49,716       4,550
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.087
Accumulation Unit Value, End of Period                                                  --         --    $12.087     $13.330
Number of Units Outstanding, End of Period                                              --         --    101,824      17,989
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.193
Number of Units Outstanding, End of Period                                              --         --         --           0
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.132
Accumulation Unit Value, End of Period                                                  --         --    $11.132     $11.491
Number of Units Outstanding, End of Period                                              --         --     11,194       2,677
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.674     $10.820
Accumulation Unit Value, End of Period                                                  --    $10.674    $10.820     $11.610
Number of Units Outstanding, End of Period                                              --     77,284    119,391      11,299
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.217     $11.183
Accumulation Unit Value, End of Period                                                  --    $11.217    $11.183     $12.973
Number of Units Outstanding, End of Period                                              --     41,597    323,126      29,042
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.358
Accumulation Unit Value, End of Period                                                  --         --    $11.358     $13.714
Number of Units Outstanding, End of Period                                              --         --     23,826       5,198
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.929     $11.855
Accumulation Unit Value, End of Period                                                  --    $10.929    $11.855     $13.770
Number of Units Outstanding, End of Period                                              --     30,375    224,792      17,714
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.496     $12.426
Accumulation Unit Value, End of Period                                                  --    $11.496    $12.426     $14.807
Number of Units Outstanding, End of Period                                              --     77,295    447,788      45,656
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.503
Accumulation Unit Value, End of Period                                                  --         --    $10.503     $12.637
Number of Units Outstanding, End of Period                                              --         --     68,083       3,240
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.355
Accumulation Unit Value, End of Period                                                  --         --    $11.355     $12.941
Number of Units Outstanding, End of Period                                              --         --     55,501      10,586
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.321
Accumulation Unit Value, End of Period                                                  --         --    $11.321     $12.471
Number of Units Outstanding, End of Period                                              --         --    188,527      16,723
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.249
Accumulation Unit Value, End of Period                                                  --         --    $11.249     $12.460
Number of Units Outstanding, End of Period                                              --         --    151,020       5,914
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.478
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.688
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.104
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.286
Number of Units Outstanding, End of Period                                              --         --         --         833
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.296    $11.992     $12.236
Accumulation Unit Value, End of Period                                             $11.296    $11.992    $12.236     $13.437
Number of Units Outstanding, End of Period                                          33,345    447,425    712,672       5,602
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.268    $13.374     $13.808
Accumulation Unit Value, End of Period                                             $12.268    $13.374    $13.808     $15.703
Number of Units Outstanding, End of Period                                          19,748     40,186     44,373       1,256
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.637    $14.406     $15.859
Accumulation Unit Value, End of Period                                             $12.637    $14.406    $15.859     $19.873
Number of Units Outstanding, End of Period                                          65,382    115,035    170,545      21,382
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.134    $13.410     $14.316
Accumulation Unit Value, End of Period                                             $12.134    $13.410    $14.316     $16.003
Number of Units Outstanding, End of Period                                           9,616      8,572      7,950       3,447
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.903
Accumulation Unit Value, End of Period                                                  --         --    $10.903     $12.411
Number of Units Outstanding, End of Period                                              --         --     97,341       6,105
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.704    $12.061     $12.507
Accumulation Unit Value, End of Period                                             $11.704    $12.061    $12.507     $12.938
Number of Units Outstanding, End of Period                                          29,283     95,152    127,010      16,033

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.





ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary  Protection (Annual Increase)
Option)
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Enhanced Beneficiary
Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin
Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.176    $13.422     $16.146
Accumulation Unit Value, End of Period                                             $12.176    $13.422    $16.146     $17.035
Number of Units Outstanding, End of Period                                           6,299      8,829     10,423      12,281
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.202    $12.941     $13.363
Accumulation Unit Value, End of Period                                             $12.202    $12.941    $13.363     $14.517
Number of Units Outstanding, End of Period                                          13,338     30,310     30,499      27,228
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.828    $12.852     $14.851
Accumulation Unit Value, End of Period                                             $11.828    $12.852    $14.851     $15.127
Number of Units Outstanding, End of Period                                           8,305     21,806     31,805      31,781
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.630    $13.924     $14.788
Accumulation Unit Value, End of Period                                             $12.630    $13.924    $14.788     $18.825
Number of Units Outstanding, End of Period                                           5,081      6,058      6,499       3,856
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.543    $13.804     $14.401
Accumulation Unit Value, End of Period                                             $12.543    $13.804    $14.401     $16.706
Number of Units Outstanding, End of Period                                           2,803      2,895      2,087       2,079
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.909    $14.506     $15.096
Accumulation Unit Value, End of Period                                             $12.909    $14.506    $15.096     $17.993
Number of Units Outstanding, End of Period                                           7,713     13,668     12,496      14,306
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.278    $12.110     $12.098
Accumulation Unit Value, End of Period                                             $11.278    $12.110    $12.098     $12.927
Number of Units Outstanding, End of Period                                          20,924     27,724     26,695      22,620
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.610    $12.599     $13.178
Accumulation Unit Value, End of Period                                             $11.610    $12.599    $13.178     $14.719
Number of Units Outstanding, End of Period                                           2,610     73,997     69,548      51,826
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.262    $10.568     $10.677
Accumulation Unit Value, End of Period                                             $10.262    $10.568    $10.677     $11.024
Number of Units Outstanding, End of Period                                          55,968    153,800    237,732     268,974
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.971     $9.887      $9.837
Accumulation Unit Value, End of Period                                              $9.971     $9.887     $9.837     $10.030
Number of Units Outstanding, End of Period                                          45,323     74,515    108,949      97,651
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.889     $9.752      $9.801
Accumulation Unit Value, End of Period                                              $9.889     $9.752     $9.801     $10.024
Number of Units Outstanding, End of Period                                         104,728    128,475    160,852     133,182
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.056    $13.032     $13.340
Accumulation Unit Value, End of Period                                             $12.056    $13.032    $13.340     $15.065
Number of Units Outstanding, End of Period                                          85,934    106,866    111,130     115,550
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.977    $12.926     $13.691
Accumulation Unit Value, End of Period                                             $11.977    $12.926    $13.691     $15.399
Number of Units Outstanding, End of Period                                          38,501     55,640     41,361      38,615
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.451    $13.499     $15.130
Accumulation Unit Value, End of Period                                             $11.451    $13.499    $15.130     $17.800
Number of Units Outstanding, End of Period                                           2,344      6,396      6,622       4,846
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.265    $12.154     $13.359
Accumulation Unit Value, End of Period                                             $11.265    $12.154    $13.359     $14.508
Number of Units Outstanding, End of Period                                           3,310      6,806      7,994       6,616
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.841    $17.891     $23.458
Accumulation Unit Value, End of Period                                             $14.841    $17.891    $23.458     $31.539
Number of Units Outstanding, End of Period                                           6,307      8,689     11,188      11,832
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.567    $12.642     $13.306
Accumulation Unit Value, End of Period                                             $11.567    $12.642    $13.306     $14.682
Number of Units Outstanding, End of Period                                           3,980     16,492     54,800     199,743
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.659    $12.276     $13.895
Accumulation Unit Value, End of Period                                             $11.659    $12.276    $13.895     $14.138
Number of Units Outstanding, End of Period                                           9,186     11,357      5,872       4,739
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.193    $13.476     $14.790
Accumulation Unit Value, End of Period                                             $12.193    $13.476    $14.790     $17.615
Number of Units Outstanding, End of Period                                          19,655     34,337     94,324     100,062
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.709
Number of Units Outstanding, End of Period                                              --         --         --       7,000
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.054    $15.542     $17.868
Accumulation Unit Value, End of Period                                             $13.054    $15.542    $17.868     $19.114
Number of Units Outstanding, End of Period                                          19,118     22,530     25,823      19,392
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.556    $15.804     $17.487
Accumulation Unit Value, End of Period                                             $13.556    $15.804    $17.487     $19.168
Number of Units Outstanding, End of Period                                          11,076     14,946     12,722      10,312
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.345    $14.979     $16.466
Accumulation Unit Value, End of Period                                             $13.345    $14.979    $16.466     $19.467
Number of Units Outstanding, End of Period                                          18,863     27,366     42,424      51,073
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.724    $16.970     $19.420
Accumulation Unit Value, End of Period                                             $12.724    $16.970    $19.420     $26.205
Number of Units Outstanding, End of Period                                          19,378     30,916     38,726      36,362
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.803    $14.417     $15.701
Accumulation Unit Value, End of Period                                             $12.803    $14.417    $15.701     $16.147
Number of Units Outstanding, End of Period                                           1,825      2,704      2,616       4,537
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.466    $14.347     $14.641
Accumulation Unit Value, End of Period                                             $12.466    $14.347    $14.641     $16.653
Number of Units Outstanding, End of Period                                          71,563    120,981    197,702     195,843
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.364    $13.829     $14.872
Accumulation Unit Value, End of Period                                             $12.364    $13.829    $14.872     $16.906
Number of Units Outstanding, End of Period                                          21,562     42,395     65,091      61,913
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.797    $12.346     $13.025
Accumulation Unit Value, End of Period                                             $11.797    $12.346    $13.025     $13.102
Number of Units Outstanding, End of Period                                          16,615     14,891     14,090      13,489
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.861    $13.971     $14.437
Accumulation Unit Value, End of Period                                             $12.861    $13.971    $14.437     $15.982
Number of Units Outstanding, End of Period                                           5,682     12,994     15,396      13,111
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.209    $12.724     $13.542
Accumulation Unit Value, End of Period                                             $12.209    $12.724    $13.542     $14.077
Number of Units Outstanding, End of Period                                           8,912     10,084      9,908       4,244
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.753
Number of Units Outstanding, End of Period                                              --         --         --       4,761
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.775     $11.328
Accumulation Unit Value, End of Period                                                  --    $10.775    $11.328     $12.323
Number of Units Outstanding, End of Period                                              --      8,112     11,647      10,261
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.420    $13.942     $13.695
Accumulation Unit Value, End of Period                                             $12.420    $13.942    $15.255     $15.703
Number of Units Outstanding, End of Period                                          10,852     22,251     42,075      34,123
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.254    $13.358     $15.255
Accumulation Unit Value, End of Period                                             $12.254    $13.358    $13.695     $14.767
Number of Units Outstanding, End of Period                                          10,132     25,168     37,722      38,317
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.845
Accumulation Unit Value, End of Period                                                  --         --    $11.845     $15.688
Number of Units Outstanding, End of Period                                              --         --     28,916      58,938
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.457    $12.166     $13.694
Accumulation Unit Value, End of Period                                             $11.457    $12.166    $13.694     $13.336
Number of Units Outstanding, End of Period                                           7,396     11,447     11,644       9,702
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.577    $15.845     $16.561
Accumulation Unit Value, End of Period                                             $13.577    $15.845    $16.561     $18.537
Number of Units Outstanding, End of Period                                          14,173     26,913     38,781      36,836
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.926
Accumulation Unit Value, End of Period                                                  --         --    $10.926     $13.225
Number of Units Outstanding, End of Period                                              --         --      4,550       6,735
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.706
Accumulation Unit Value, End of Period                                                  --         --    $10.706     $12.700
Number of Units Outstanding, End of Period                                              --         --      1,299       2,217
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.860
Accumulation Unit Value, End of Period                                                  --         --    $11.860     $12.954
Number of Units Outstanding, End of Period                                              --         --     65,015      82,745
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.061
Accumulation Unit Value, End of Period                                                  --         --    $11.061     $12.236
Number of Units Outstanding, End of Period                                              --         --      8,361      28,892
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.448
Accumulation Unit Value, End of Period                                                  --         --    $10.448     $11.370
Number of Units Outstanding, End of Period                                              --         --     15,149      25,589
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.078
Accumulation Unit Value, End of Period                                                  --         --    $12.078     $13.307
Number of Units Outstanding, End of Period                                              --         --     19,923      32,393
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.186
Number of Units Outstanding, End of Period                                              --         --         --       3,243
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.125
Accumulation Unit Value, End of Period                                                  --         --    $11.125     $11.471
Number of Units Outstanding, End of Period                                              --         --          0       5,168
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.666     $10.801
Accumulation Unit Value, End of Period                                                  --    $10.666    $10.801     $11.578
Number of Units Outstanding, End of Period                                              --     10,842     20,913      14,309
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.210     $11.164
Accumulation Unit Value, End of Period                                                  --    $11.210    $11.164     $12.938
Number of Units Outstanding, End of Period                                              --     11,942     83,659     254,491
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.351
Accumulation Unit Value, End of Period                                                  --         --    $11.351     $13.690
Number of Units Outstanding, End of Period                                              --         --      3,915      13,228
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.922     $11.835
Accumulation Unit Value, End of Period                                                  --    $10.922    $11.835     $13.733
Number of Units Outstanding, End of Period                                              --      5,407     34,479      41,032
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.488     $12.405
Accumulation Unit Value, End of Period                                                  --    $11.488    $12.405     $14.766
Number of Units Outstanding, End of Period                                              --     15,706     63,901      70,872
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.496
Accumulation Unit Value, End of Period                                                  --         --    $10.496     $12.616
Number of Units Outstanding, End of Period                                              --         --      9,367      15,632
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.347
Accumulation Unit Value, End of Period                                                  --         --    $11.347     $12.919
Number of Units Outstanding, End of Period                                              --         --     23,508      28,638
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.313
Accumulation Unit Value, End of Period                                                  --         --    $11.313     $12.449
Number of Units Outstanding, End of Period                                              --         --     19,800      28,648
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.242
Accumulation Unit Value, End of Period                                                  --         --    $11.242     $12.439
Number of Units Outstanding, End of Period                                              --         --     10,666      23,543
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.471
Number of Units Outstanding, End of Period                                              --         --         --       1,001
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.681
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.098
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.279
Number of Units Outstanding, End of Period                                              --         --         --      25,586
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.288    $11.972     $12.203
Accumulation Unit Value, End of Period                                             $11.288    $11.972    $12.203     $13.387
Number of Units Outstanding, End of Period                                           4,287    370,010    391,822      40,281
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.260    $13.351     $13.770
Accumulation Unit Value, End of Period                                             $12.260    $13.351    $13.770     $15.644
Number of Units Outstanding, End of Period                                           2,080     36,268     28,065      24,663
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.628    $14.382     $15.816
Accumulation Unit Value, End of Period                                             $12.628    $14.382    $15.816     $19.799
Number of Units Outstanding, End of Period                                          12,403     14,068     40,611      43,476
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.126    $13.387     $14.277
Accumulation Unit Value, End of Period                                             $12.126    $13.387    $14.277     $15.943
Number of Units Outstanding, End of Period                                               0      4,230      1,971       1,971
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.896
Accumulation Unit Value, End of Period                                                  --         --    $10.896     $12.390
Number of Units Outstanding, End of Period                                              --         --     15,291      33,299
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.696    $12.040     $12.473
Accumulation Unit Value, End of Period                                             $11.696    $12.040    $12.473     $12.890
Number of Units Outstanding, End of Period                                           1,413     42,401     41,688      44,233

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.




ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the
Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP
Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares
Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 2.00% and an administrative charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.159    $13.377     $16.058
Accumulation Unit Value, End of Period                                             $12.159    $13.377    $16.058     $16.908
Number of Units Outstanding, End of Period                                          44,604     60,921     64,320      66,199
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.185    $12.897     $13.291
Accumulation Unit Value, End of Period                                             $12.185    $12.897    $13.291     $14.408
Number of Units Outstanding, End of Period                                         267,578    458,569    450,933     393,926
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.812    $12.808     $14.771
Accumulation Unit Value, End of Period                                             $11.812    $12.808    $14.771     $15.014
Number of Units Outstanding, End of Period                                         226,790    418,173    364,651     321,931
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.613    $13.877     $14.708
Accumulation Unit Value, End of Period                                             $12.613    $13.877    $14.708     $18.685
Number of Units Outstanding, End of Period                                          67,863    156,850    143,222     122,372
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.526    $13.757     $14.323
Accumulation Unit Value, End of Period                                             $12.526    $13.757    $14.323     $16.581
Number of Units Outstanding, End of Period                                          19,012     32,344     31,446      27,626
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.892    $14.457     $15.014
Accumulation Unit Value, End of Period                                             $12.892    $14.457    $15.014     $17.859
Number of Units Outstanding, End of Period                                         126,971    162,492    165,660     108,014
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.262    $12.069     $12.033
Accumulation Unit Value, End of Period                                             $11.262    $12.069    $12.033     $12.830
Number of Units Outstanding, End of Period                                         204,088    273,137    254,332     195,795
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.595    $12.556     $13.106
Accumulation Unit Value, End of Period                                             $11.595    $12.556    $13.106     $14.610
Number of Units Outstanding, End of Period                                         320,091    286,648    246,343     190,453
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.248    $10.532     $10.619
Accumulation Unit Value, End of Period                                             $10.248    $10.532    $10.619     $10.942
Number of Units Outstanding, End of Period                                         289,179    594,307    747,610     759,383
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.957     $9.853      $9.783
Accumulation Unit Value, End of Period                                              $9.957     $9.853     $9.783      $9.955
Number of Units Outstanding, End of Period                                         452,073    696,704    724,367     630,265
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.875     $9.719      $9.747
Accumulation Unit Value, End of Period                                              $9.875     $9.719     $9.747      $9.950
Number of Units Outstanding, End of Period                                         255,876    408,491    515,426     471,801
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.040    $12.988     $13.268
Accumulation Unit Value, End of Period                                             $12.040    $12.988    $13.268     $14.953
Number of Units Outstanding, End of Period                                         824,844  1,077,618  1,117,999     755,774
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.961    $12.882     $13.617
Accumulation Unit Value, End of Period                                             $11.961    $12.882    $13.617     $15.284
Number of Units Outstanding, End of Period                                         282,474    340,508    485,883     477,887
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.435    $13.453     $15.048
Accumulation Unit Value, End of Period                                             $11.435    $13.453    $15.048     $17.668
Number of Units Outstanding, End of Period                                          62,846     75,392     79,540      63,188
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.250    $12.113     $13.286
Accumulation Unit Value, End of Period                                             $11.250    $12.113    $13.286     $14.400
Number of Units Outstanding, End of Period                                          57,041     93,841     95,129      77,686
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.821    $17.831     $23.331
Accumulation Unit Value, End of Period                                             $14.821    $17.831    $23.331     $31.304
Number of Units Outstanding, End of Period                                          42,601     65,654     70,168      65,118
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.643    $12.234     $13.820
Accumulation Unit Value, End of Period                                             $11.643    $12.234    $13.820     $14.033
Number of Units Outstanding, End of Period                                          85,176    121,185    120,983      85,592
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.551    $12.599     $13.234
Accumulation Unit Value, End of Period                                             $11.551    $12.599    $13.234     $14.573
Number of Units Outstanding, End of Period                                         121,225    205,734    244,369     249,684
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.176    $13.430     $14.710
Accumulation Unit Value, End of Period                                             $12.176    $13.430    $14.710     $17.484
Number of Units Outstanding, End of Period                                         138,989    338,404    427,400     413,409
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.695
Number of Units Outstanding, End of Period                                              --         --         --      12,462
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.036    $15.489     $17.772
Accumulation Unit Value, End of Period                                             $13.036    $15.489    $17.772     $18.972
Number of Units Outstanding, End of Period                                         109,434    212,738    207,828     192,692
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.538    $15.751     $17.392
Accumulation Unit Value, End of Period                                             $13.538    $15.751    $17.392     $19.025
Number of Units Outstanding, End of Period                                         120,352    163,900    142,099     124,747
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.327    $14.928     $16.376
Accumulation Unit Value, End of Period                                             $13.327    $14.928    $16.376     $19.322
Number of Units Outstanding, End of Period                                         244,477    355,385    406,828     389,607
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.707    $16.912     $19.314
Accumulation Unit Value, End of Period                                             $12.707    $16.912    $19.314     $26.009
Number of Units Outstanding, End of Period                                         129,264    225,344    234,012     195,147
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.785    $14.368     $15.616
Accumulation Unit Value, End of Period                                             $12.785    $14.368    $15.616     $16.027
Number of Units Outstanding, End of Period                                          49,153     62,246     51,588      41,853
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.449    $14.299     $14.561
Accumulation Unit Value, End of Period                                             $12.449    $14.299    $14.561     $16.529
Number of Units Outstanding, End of Period                                         655,134  1,096,537  1,226,804   1,091,262
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.347    $13.782     $14.792
Accumulation Unit Value, End of Period                                             $12.347    $13.782    $14.792     $16.780
Number of Units Outstanding, End of Period                                         393,399    630,045    680,044     576,441
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.781    $12.304     $12.955
Accumulation Unit Value, End of Period                                             $11.781    $12.304    $12.955     $13.004
Number of Units Outstanding, End of Period                                         125,667    193,511    180,627     154,909
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.843    $13.924     $14.359
Accumulation Unit Value, End of Period                                             $12.843    $13.924    $14.359     $15.863
Number of Units Outstanding, End of Period                                          55,933    135,750    134,196     115,549
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.193    $12.681     $13.468
Accumulation Unit Value, End of Period                                             $12.193    $12.681    $13.468     $13.972
Number of Units Outstanding, End of Period                                          24,559     31,399     29,969      22,409
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.738
Number of Units Outstanding, End of Period                                              --         --         --      71,484
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.760     $11.290
Accumulation Unit Value, End of Period                                                  --    $10.760    $11.290     $12.256
Number of Units Outstanding, End of Period                                              --     24,971     42,211      28,002
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.403    $13.894     $15.172
Accumulation Unit Value, End of Period                                             $12.403    $13.894    $15.172     $14.657
Number of Units Outstanding, End of Period                                          93,650    138,286    163,917     150,349
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.238    $13.313     $13.621
Accumulation Unit Value, End of Period                                             $12.238    $13.313    $13.621     $15.586
Number of Units Outstanding, End of Period                                         277,534    471,100    461,462     380,642
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.829
Accumulation Unit Value, End of Period                                                  --         --    $11.829     $15.635
Number of Units Outstanding, End of Period                                              --         --     66,043     138,391
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.441    $12.124     $13.620
Accumulation Unit Value, End of Period                                             $11.441    $12.124    $13.620     $13.237
Number of Units Outstanding, End of Period                                          77,211     89,146     84,651      78,333
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.558    $15.791     $16.471
Accumulation Unit Value, End of Period                                             $13.558    $15.791    $16.471     $18.399
Number of Units Outstanding, End of Period                                         176,450    256,873    268,900     249,260
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.911
Accumulation Unit Value, End of Period                                                  --         --    $10.911     $13.180
Number of Units Outstanding, End of Period                                              --         --      7,567      24,298
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.691
Accumulation Unit Value, End of Period                                                  --         --    $10.691     $12.657
Number of Units Outstanding, End of Period                                              --         --      6,734      16,577
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.844
Accumulation Unit Value, End of Period                                                  --         --    $11.844     $12.910
Number of Units Outstanding, End of Period                                              --         --    110,952     223,243
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.046
Accumulation Unit Value, End of Period                                                  --         --    $11.046     $12.194
Number of Units Outstanding, End of Period                                              --         --     32,504      53,049
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.434
Accumulation Unit Value, End of Period                                                  --         --    $10.434     $11.331
Number of Units Outstanding, End of Period                                              --         --     26,603      42,013
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.062
Accumulation Unit Value, End of Period                                                  --         --    $12.062     $13.262
Number of Units Outstanding, End of Period                                              --         --     32,158      82,918
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.172
Number of Units Outstanding, End of Period                                              --         --         --       8,239
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.110
Accumulation Unit Value, End of Period                                                  --         --    $11.110     $11.432
Number of Units Outstanding, End of Period                                              --         --      8,318      18,843
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.652     $10.764
Accumulation Unit Value, End of Period                                                  --    $10.652    $10.764     $11.515
Number of Units Outstanding, End of Period                                              --     52,584     78,167      73,151
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.194     $11.126
Accumulation Unit Value, End of Period                                                  --    $11.194    $11.126     $12.868
Number of Units Outstanding, End of Period                                              --     44,492    177,011     261,557
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.335
Accumulation Unit Value, End of Period                                                  --         --    $11.335     $13.644
Number of Units Outstanding, End of Period                                              --         --     13,238      25,416
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.907     $11.795
Accumulation Unit Value, End of Period                                                  --    $10.907    $11.795     $13.658
Number of Units Outstanding, End of Period                                              --     54,414    159,178     168,312
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.472     $12.363
Accumulation Unit Value, End of Period                                                  --    $11.472    $12.363     $14.686
Number of Units Outstanding, End of Period                                              --     44,548    159,191     186,375
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.481
Accumulation Unit Value, End of Period                                                  --         --    $10.481     $12.573
Number of Units Outstanding, End of Period                                              --         --     28,322      32,527
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.331
Accumulation Unit Value, End of Period                                                  --         --    $11.331     $12.875
Number of Units Outstanding, End of Period                                              --         --     43,869      56,937
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.298
Accumulation Unit Value, End of Period                                                  --         --    $11.298     $12.407
Number of Units Outstanding, End of Period                                              --         --     52,812      79,751
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.226
Accumulation Unit Value, End of Period                                                  --         --    $11.226     $12.397
Number of Units Outstanding, End of Period                                              --         --     25,852      43,952
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.458
Number of Units Outstanding, End of Period                                              --         --         --       1,900
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.666
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.084
Number of Units Outstanding, End of Period                                              --         --         --       9,624
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.265
Number of Units Outstanding, End of Period                                              --         --         --      51,878
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.273    $11.931     $12.137
Accumulation Unit Value, End of Period                                             $11.273    $11.931    $12.137     $13.287
Number of Units Outstanding, End of Period                                          82,468     84,357     88,473      43,643
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.243    $13.306     $13.695
Accumulation Unit Value, End of Period                                             $12.243    $13.306    $13.695     $15.528
Number of Units Outstanding, End of Period                                          58,692     59,039     41,400      35,746
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.611    $14.333     $15.730
Accumulation Unit Value, End of Period                                             $12.611    $14.333    $15.730     $19.651
Number of Units Outstanding, End of Period                                         135,204    206,538    216,306     196,507
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.109    $13.342     $14.199
Accumulation Unit Value, End of Period                                             $12.109    $13.342    $14.199     $15.825
Number of Units Outstanding, End of Period                                          16,090     13,320     12,693       9,295
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.881
Accumulation Unit Value, End of Period                                                  --         --    $10.881     $12.348
Number of Units Outstanding, End of Period                                              --         --     22,360      41,591
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.680    $11.999     $12.405
Accumulation Unit Value, End of Period                                             $11.680    $11.999    $12.405     $12.794
Number of Units Outstanding, End of Period                                          67,965    140,747    143,701     138,122

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.



ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST  OFFERED*  (With the Earnings  Protection  Death Benefit  Option (age
0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Earnings Protection Death
Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM
V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income
Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.75% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.180    $13.434     $16.168
Accumulation Unit Value, End of Period                                             $12.180    $13.434    $16.168     $17.067
Number of Units Outstanding, End of Period                                               0          0      1,696       1,696
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.206    $12.952     $13.382
Accumulation Unit Value, End of Period                                             $12.206    $12.952    $13.382     $14.544
Number of Units Outstanding, End of Period                                             452      1,711      2,659       2,844
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.832    $12.863     $14.872
Accumulation Unit Value, End of Period                                             $11.832    $12.863    $14.872     $15.155
Number of Units Outstanding, End of Period                                               0      1,638      2,208       6,144
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.635    $13.936     $14.808
Accumulation Unit Value, End of Period                                             $12.635    $13.936    $14.808     $18.861
Number of Units Outstanding, End of Period                                               0        386        384         382
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.547    $13.815     $14.421
Accumulation Unit Value, End of Period                                             $12.547    $13.815    $14.421     $16.737
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.914    $14.519     $15.116
Accumulation Unit Value, End of Period                                             $12.914    $14.519    $15.116     $18.027
Number of Units Outstanding, End of Period                                           2,593      3,554      4,687       4,829
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.281    $12.121     $12.115
Accumulation Unit Value, End of Period                                             $11.281    $12.121    $12.115     $12.951
Number of Units Outstanding, End of Period                                             271      1,121      1,701       1,640
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.614    $12.610     $13.196
Accumulation Unit Value, End of Period                                             $11.614    $12.610    $13.196     $14.747
Number of Units Outstanding, End of Period                                             754      8,137      6,757       6,011
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.265    $10.577     $10.691
Accumulation Unit Value, End of Period                                             $10.265    $10.577    $10.691     $11.044
Number of Units Outstanding, End of Period                                             765      8,308     35,031      42,858
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.974     $9.895      $9.850
Accumulation Unit Value, End of Period                                              $9.974     $9.895     $9.850     $10.049
Number of Units Outstanding, End of Period                                           2,572      3,215     10,667      11,015
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.892     $9.760      $9.814
Accumulation Unit Value, End of Period                                              $9.892     $9.760     $9.814     $10.043
Number of Units Outstanding, End of Period                                              89     15,209     14,945      18,079
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.060    $13.044     $13.359
Accumulation Unit Value, End of Period                                             $12.060    $13.044    $13.359     $15.093
Number of Units Outstanding, End of Period                                           1,136      2,288      8,224      19,877
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.981    $12.937     $13.710
Accumulation Unit Value, End of Period                                             $11.981    $12.937    $13.710     $15.428
Number of Units Outstanding, End of Period                                               0      1,440      7,711       7,648
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.454    $13.511     $15.151
Accumulation Unit Value, End of Period                                             $11.454    $13.511    $15.151     $17.833
Number of Units Outstanding, End of Period                                             227        226        225           0
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.269    $12.164     $13.377
Accumulation Unit Value, End of Period                                             $11.269    $12.164    $13.377     $14.535
Number of Units Outstanding, End of Period                                             241      1,235      2,746       2,816
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.846    $17.907     $23.490
Accumulation Unit Value, End of Period                                             $14.846    $17.907    $23.490     $31.597
Number of Units Outstanding, End of Period                                               0        651      2,863       7,145
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.571    $12.653     $13.324
Accumulation Unit Value, End of Period                                             $11.571    $12.653    $13.324     $14.710
Number of Units Outstanding, End of Period                                               0          0     11,102      30,723
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.663    $12.287     $13.914
Accumulation Unit Value, End of Period                                             $11.663    $12.287    $13.914     $14.165
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.197    $13.487     $14.810
Accumulation Unit Value, End of Period                                             $12.197    $13.487    $14.810     $17.648
Number of Units Outstanding, End of Period                                             957      2,477     20,912      24,154
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.713
Number of Units Outstanding, End of Period                                              --         --         --       7,648
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.058    $15.555     $17.893
Accumulation Unit Value, End of Period                                             $13.058    $15.555    $17.893     $19.150
Number of Units Outstanding, End of Period                                           1,032      1,783      3,986      10,941
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.561    $15.818     $17.510
Accumulation Unit Value, End of Period                                             $13.561    $15.818    $17.510     $19.204
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.350    $14.992     $16.488
Accumulation Unit Value, End of Period                                             $13.350    $14.992    $16.488     $19.504
Number of Units Outstanding, End of Period                                             211        594      5,804       9,088
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.729    $16.984     $19.446
Accumulation Unit Value, End of Period                                             $12.729    $16.984    $19.446     $26.253
Number of Units Outstanding, End of Period                                               0      1,809      4,611       9,560
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.807    $14.429     $15.722
Accumulation Unit Value, End of Period                                             $12.807    $14.429    $15.722     $16.177
Number of Units Outstanding, End of Period                                               0        383        381         379
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.470    $14.360     $14.661
Accumulation Unit Value, End of Period                                             $12.470    $14.360    $14.661     $16.684
Number of Units Outstanding, End of Period                                           4,729      7,720     31,091      43,911
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.368    $13.841     $14.893
Accumulation Unit Value, End of Period                                             $12.368    $13.841    $14.893     $16.937
Number of Units Outstanding, End of Period                                              19      1,802      8,839      12,268
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.801    $12.357     $13.043
Accumulation Unit Value, End of Period                                             $11.801    $12.357    $13.043     $13.127
Number of Units Outstanding, End of Period                                               0        638      4,849       5,273
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.865    $13.983     $14.457
Accumulation Unit Value, End of Period                                             $12.865    $13.983    $14.457     $16.012
Number of Units Outstanding, End of Period                                             696      2,007      5,556       5,263
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.214    $12.735     $13.560
Accumulation Unit Value, End of Period                                             $12.214    $12.735    $13.560     $14.103
Number of Units Outstanding, End of Period                                               0        402        400         398
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.733    $12.137     $10.000
Accumulation Unit Value, End of Period                                             $11.733    $12.137    $12.541     $10.756
Number of Units Outstanding, End of Period                                             221      1,018      2,032       2,375
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.778     $11.338
Accumulation Unit Value, End of Period                                                  --    $10.778    $11.338     $12.340
Number of Units Outstanding, End of Period                                              --          0        817         817
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.424    $13.954     $15.276
Accumulation Unit Value, End of Period                                             $12.424    $13.954    $15.276     $14.794
Number of Units Outstanding, End of Period                                             436        434      6,325       6,555
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.259    $13.370     $13.714
Accumulation Unit Value, End of Period                                             $12.259    $13.370    $13.714     $15.733
Number of Units Outstanding, End of Period                                              24      1,074      1,369       1,297
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.849
Accumulation Unit Value, End of Period                                                  --         --    $11.849     $15.701
Number of Units Outstanding, End of Period                                              --         --      6,507      22,410
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.460    $12.176     $13.713
Accumulation Unit Value, End of Period                                             $11.460    $12.176    $13.713     $13.361
Number of Units Outstanding, End of Period                                           2,989      2,973      2,956       2,940
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.582    $15.859     $16.583
Accumulation Unit Value, End of Period                                             $13.582    $15.859    $16.583     $18.572
Number of Units Outstanding, End of Period                                               0        532      4,840       8,414
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.930
Accumulation Unit Value, End of Period                                                  --         --    $10.930     $13.237
Number of Units Outstanding, End of Period                                              --         --      1,319       2,046
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.709
Accumulation Unit Value, End of Period                                                  --         --    $10.709     $12.711
Number of Units Outstanding, End of Period                                              --         --      1,262       6,537
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.864
Accumulation Unit Value, End of Period                                                  --         --    $11.864     $12.965
Number of Units Outstanding, End of Period                                              --         --      2,655      21,857
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.065
Accumulation Unit Value, End of Period                                                  --         --    $11.065     $12.246
Number of Units Outstanding, End of Period                                              --         --      2,142       9,355
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.452
Accumulation Unit Value, End of Period                                                  --         --    $10.452     $11.380
Number of Units Outstanding, End of Period                                              --         --      2,488       4,152
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.083
Accumulation Unit Value, End of Period                                                  --         --    $12.083     $13.318
Number of Units Outstanding, End of Period                                              --         --      1,119       4,739
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.189
Number of Units Outstanding, End of Period                                              --         --         --       1,541
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.129
Accumulation Unit Value, End of Period                                                  --         --    $11.129     $11.481
Number of Units Outstanding, End of Period                                              --         --          0       5,635
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.670     $10.810
Accumulation Unit Value, End of Period                                                  --    $10.670    $10.810     $11.594
Number of Units Outstanding, End of Period                                              --      2,014      4,141       4,110
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.214     $11.173
Accumulation Unit Value, End of Period                                                  --    $11.214    $11.173     $12.956
Number of Units Outstanding, End of Period                                              --          0      2,972      37,377
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.355
Accumulation Unit Value, End of Period                                                  --         --    $11.355     $13.702
Number of Units Outstanding, End of Period                                              --         --        153       7,438
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.926     $11.845
Accumulation Unit Value, End of Period                                                  --    $10.926    $11.845     $13.751
Number of Units Outstanding, End of Period                                              --      1,489      8,721      14,602
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.492     $12.416
Accumulation Unit Value, End of Period                                                  --    $11.492    $12.416     $14.787
Number of Units Outstanding, End of Period                                              --          0      7,845      16,092
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.499
Accumulation Unit Value, End of Period                                                  --         --    $10.499     $12.626
Number of Units Outstanding, End of Period                                              --         --      1,726       3,240
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.351
Accumulation Unit Value, End of Period                                                  --         --    $11.351     $12.930
Number of Units Outstanding, End of Period                                              --         --      1,923       2,344
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.317
Accumulation Unit Value, End of Period                                                  --         --    $11.317     $12.460
Number of Units Outstanding, End of Period                                              --         --      4,494      12,625
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.245
Accumulation Unit Value, End of Period                                                  --         --    $11.245     $12.450
Number of Units Outstanding, End of Period                                              --         --      5,336      12,802
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.475
Number of Units Outstanding, End of Period                                              --         --         --       3,150
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.685
Number of Units Outstanding, End of Period                                              --         --         --         413
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.101
Number of Units Outstanding, End of Period                                              --         --         --         408
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.283
Number of Units Outstanding, End of Period                                              --         --         --      10,809
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.292    $11.982     $12.220
Accumulation Unit Value, End of Period                                             $11.292    $11.982    $12.220     $13.412
Number of Units Outstanding, End of Period                                               0     30,877     27,092       3,702
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.264    $13.362     $13.789
Accumulation Unit Value, End of Period                                             $12.264    $13.362    $13.789     $15.674
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.633    $14.394     $15.837
Accumulation Unit Value, End of Period                                             $12.633    $14.394    $15.837     $19.836
Number of Units Outstanding, End of Period                                           1,443      1,819      6,592       7,835
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.130    $13.398     $14.296
Accumulation Unit Value, End of Period                                             $12.130    $13.398    $14.296     $15.973
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.900
Accumulation Unit Value, End of Period                                                  --         --    $10.900     $12.400
Number of Units Outstanding, End of Period                                              --         --      1,417      14,623
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.700    $12.050     $12.490
Accumulation Unit Value, End of Period                                             $11.700    $12.050    $12.490     $12.914
Number of Units Outstanding, End of Period                                               0          0          0       3,289


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.





ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the MAV Death Benefit Option and the Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------


* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 1.95% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.164    $13.388     $16.080
Accumulation Unit Value, End of Period                                             $12.164    $13.388    $16.080     $16.939
Number of Units Outstanding, End of Period                                             433        887        884         882
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.190    $12.908     $13.309
Accumulation Unit Value, End of Period                                             $12.190    $12.908    $13.309     $14.435
Number of Units Outstanding, End of Period                                           3,419      8,213      8,310       7,931
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.816    $12.819     $14.791
Accumulation Unit Value, End of Period                                             $11.816    $12.819    $14.791     $15.042
Number of Units Outstanding, End of Period                                           2,560      5,789      6,375       4,854
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.617    $13.888     $14.728
Accumulation Unit Value, End of Period                                             $12.617    $13.888    $14.728     $18.720
Number of Units Outstanding, End of Period                                           1,183      1,179      1,176         711
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.530    $13.768     $14.343
Accumulation Unit Value, End of Period                                             $12.530    $13.768    $14.343     $16.612
Number of Units Outstanding, End of Period                                             453        453        453           0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.896    $14.469     $15.034
Accumulation Unit Value, End of Period                                             $12.896    $14.469    $15.034     $17.892
Number of Units Outstanding, End of Period                                           4,042      8,445      9,405       8,194
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.266    $12.079     $12.049
Accumulation Unit Value, End of Period                                             $11.266    $12.079    $12.049     $12.854
Number of Units Outstanding, End of Period                                           5,695      7,022      6,969       6,914
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.599    $12.567     $13.124
Accumulation Unit Value, End of Period                                             $11.599    $12.567    $13.124     $14.637
Number of Units Outstanding, End of Period                                               0      1,481      1,481       1,481
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.251    $10.541     $10.633
Accumulation Unit Value, End of Period                                             $10.251    $10.541    $10.633     $10.962
Number of Units Outstanding, End of Period                                           5,174     26,917     58,872      66,170
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.960     $9.861      $9.797
Accumulation Unit Value, End of Period                                              $9.960     $9.861     $9.797      $9.974
Number of Units Outstanding, End of Period                                             773     32,548     33,800      34,401
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.879     $9.727      $9.761
Accumulation Unit Value, End of Period                                              $9.879     $9.727     $9.761      $9.968
Number of Units Outstanding, End of Period                                               0      8,476     20,645      21,529
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.044    $12.999     $13.286
Accumulation Unit Value, End of Period                                             $12.044    $12.999    $13.286     $14.981
Number of Units Outstanding, End of Period                                           4,817      6,668     20,958      25,585
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.965    $12.893     $13.635
Accumulation Unit Value, End of Period                                             $11.965    $12.893    $13.635     $15.313
Number of Units Outstanding, End of Period                                           8,755      9,023      8,859       7,106
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.439    $13.465     $15.069
Accumulation Unit Value, End of Period                                             $11.439    $13.465    $15.069     $17.701
Number of Units Outstanding, End of Period                                           3,467      4,948      5,433       5,396
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.254    $12.123     $13.304
Accumulation Unit Value, End of Period                                             $11.254    $12.123    $13.304     $14.427
Number of Units Outstanding, End of Period                                             474      1,823      2,863       2,743
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.826    $17.846     $23.363
Accumulation Unit Value, End of Period                                             $14.826    $17.846    $23.363     $31.362
Number of Units Outstanding, End of Period                                             415      1,308      2,743       3,003
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.555    $12.610     $13.252
Accumulation Unit Value, End of Period                                             $11.647    $12.610    $13.252     $14.600
Number of Units Outstanding, End of Period                                             991     10,557     22,067      20,345
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.647    $12.245     $13.839
Accumulation Unit Value, End of Period                                             $11.555    $12.245    $13.839     $14.059
Number of Units Outstanding, End of Period                                             600        987        982         977
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.180    $13.441     $14.730
Accumulation Unit Value, End of Period                                             $12.180    $13.441    $14.730     $17.516
Number of Units Outstanding, End of Period                                           4,298     17,277     32,627      33,418
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.698
Number of Units Outstanding, End of Period                                              --         --         --       1,837
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.040    $15.502     $17.796
Accumulation Unit Value, End of Period                                             $13.040    $15.502    $17.796     $19.007
Number of Units Outstanding, End of Period                                           5,065      7,856     11,875      12,553
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.543    $15.764     $17.415
Accumulation Unit Value, End of Period                                             $13.543    $15.764    $17.415     $19.061
Number of Units Outstanding, End of Period                                           1,317      5,166      7,762       6,740
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.331    $14.941     $16.399
Accumulation Unit Value, End of Period                                             $13.331    $14.941    $16.399     $19.359
Number of Units Outstanding, End of Period                                           6,986     13,813     26,405      29,992
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.711    $16.927     $19.341
Accumulation Unit Value, End of Period                                             $12.711    $16.927    $19.341     $26.058
Number of Units Outstanding, End of Period                                           1,331      4,396      5,815       5,685
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.790    $14.380     $15.637
Accumulation Unit Value, End of Period                                             $12.790    $14.380    $15.637     $16.057
Number of Units Outstanding, End of Period                                               0      1,148      3,038       2,966
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.453    $14.311     $14.581
Accumulation Unit Value, End of Period                                             $12.453    $14.311    $14.581     $16.559
Number of Units Outstanding, End of Period                                          13,637     36,846     95,234      92,222
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.352    $13.794     $14.812
Accumulation Unit Value, End of Period                                             $12.352    $13.794    $14.812     $16.811
Number of Units Outstanding, End of Period                                          11,163     25,743     26,833      28,268
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.785    $12.315     $12.972
Accumulation Unit Value, End of Period                                             $11.785    $12.315    $12.972     $13.029
Number of Units Outstanding, End of Period                                           8,537     18,251     18,684      16,398
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.848    $13.935     $14.378
Accumulation Unit Value, End of Period                                             $12.848    $13.935    $14.378     $15.893
Number of Units Outstanding, End of Period                                           6,850     13,525     15,785      15,587
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.197    $12.692     $13.487
Accumulation Unit Value, End of Period                                             $12.197    $12.692    $13.487     $13.998
Number of Units Outstanding, End of Period                                           7,385      8,020      7,980       7,940
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.742
Number of Units Outstanding, End of Period                                              --         --         --       4,444
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.763     $11.299
Accumulation Unit Value, End of Period                                                  --    $10.763    $11.299     $12.273
Number of Units Outstanding, End of Period                                              --      5,003     11,694      11,724
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.407    $13.906     $15.193
Accumulation Unit Value, End of Period                                             $12.407    $13.906    $15.193     $14.684
Number of Units Outstanding, End of Period                                             447      2,037      5,987       5,839
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.242    $13.324     $13.639
Accumulation Unit Value, End of Period                                             $12.242    $13.324    $13.639     $15.616
Number of Units Outstanding, End of Period                                           1,991      4,498      4,657       1,036
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.833
Accumulation Unit Value, End of Period                                                  --         --    $11.833     $15.648
Number of Units Outstanding, End of Period                                              --         --     21,112      26,066
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.445    $12.135     $13.639
Accumulation Unit Value, End of Period                                             $11.445    $12.135    $13.639     $13.262
Number of Units Outstanding, End of Period                                           2,114      3,201      2,991       1,548
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.563    $15.805     $16.493
Accumulation Unit Value, End of Period                                             $13.563    $15.805    $16.493     $18.434
Number of Units Outstanding, End of Period                                           2,059      8,513     29,031      28,631
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.915
Accumulation Unit Value, End of Period                                                  --         --    $10.915     $13.192
Number of Units Outstanding, End of Period                                              --         --     20,466      20,111
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.695
Accumulation Unit Value, End of Period                                                  --         --    $10.695     $12.668
Number of Units Outstanding, End of Period                                              --         --      2,110       2,930
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.848
Accumulation Unit Value, End of Period                                                  --         --    $11.848     $12.921
Number of Units Outstanding, End of Period                                              --         --     22,206      47,137
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.050
Accumulation Unit Value, End of Period                                                  --         --    $11.050     $12.204
Number of Units Outstanding, End of Period                                              --         --      9,747      14,324
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.438
Accumulation Unit Value, End of Period                                                  --         --    $10.438     $11.341
Number of Units Outstanding, End of Period                                              --         --      2,253       3,240
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.066
Accumulation Unit Value, End of Period                                                  --         --    $12.066     $13.273
Number of Units Outstanding, End of Period                                              --         --     14,003      13,668
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.175
Number of Units Outstanding, End of Period                                              --         --         --         864
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.113
Accumulation Unit Value, End of Period                                                  --         --    $11.113     $11.442
Number of Units Outstanding, End of Period                                              --         --          0       1,311
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.655     $10.774
Accumulation Unit Value, End of Period                                                  --    $10.655    $10.774     $11.531
Number of Units Outstanding, End of Period                                              --      5,265      5,208       5,078
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.198     $11.135
Accumulation Unit Value, End of Period                                                  --    $11.198    $11.135     $12.885
Number of Units Outstanding, End of Period                                              --      2,354     11,326      38,710
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.339
Accumulation Unit Value, End of Period                                                  --         --    $11.339     $13.656
Number of Units Outstanding, End of Period                                              --         --          0      21,670
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.911     $11.805
Accumulation Unit Value, End of Period                                                  --    $10.911    $11.805     $13.677
Number of Units Outstanding, End of Period                                              --      1,672     14,780      20,128
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.476     $12.373
Accumulation Unit Value, End of Period                                                  --    $11.476    $12.373     $14.706
Number of Units Outstanding, End of Period                                              --      3,188     53,004      54,520
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.485
Accumulation Unit Value, End of Period                                                  --         --    $10.485     $12.583
Number of Units Outstanding, End of Period                                              --         --      4,554       5,648
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.335
Accumulation Unit Value, End of Period                                                  --         --    $11.335     $12.886
Number of Units Outstanding, End of Period                                              --         --      5,161      18,722
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.302
Accumulation Unit Value, End of Period                                                  --         --    $11.302     $12.418
Number of Units Outstanding, End of Period                                              --         --     13,050      16,057
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.230
Accumulation Unit Value, End of Period                                                  --         --    $11.230     $12.407
Number of Units Outstanding, End of Period                                              --         --     19,182      22,090
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.462
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.670
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.087
Number of Units Outstanding, End of Period                                              --         --         --         109
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.269
Number of Units Outstanding, End of Period                                              --         --         --       3,021
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.276    $11.941     $12.154
Accumulation Unit Value, End of Period                                             $12.114    $11.941    $12.154     $13.312
Number of Units Outstanding, End of Period                                               0      3,838      4,667       4,646
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.247    $13.317     $13.714
Accumulation Unit Value, End of Period                                             $12.247    $13.317    $13.714     $15.557
Number of Units Outstanding, End of Period                                           2,013      5,001      5,245       3,029
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.615    $14.345     $15.751
Accumulation Unit Value, End of Period                                             $12.615    $14.345    $15.751     $19.688
Number of Units Outstanding, End of Period                                           1,231      2,597      2,710       1,660
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.114    $13.353     $14.219
Accumulation Unit Value, End of Period                                             $12.114    $13.353    $14.219     $15.854
Number of Units Outstanding, End of Period                                           3,860          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.885
Accumulation Unit Value, End of Period                                                  --         --    $10.885     $12.358
Number of Units Outstanding, End of Period                                              --         --      6,281       8,968
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.684    $12.009     $12.422
Accumulation Unit Value, End of Period                                             $11.684    $12.009    $12.422     $12.818
Number of Units Outstanding, End of Period                                           6,603      6,296      8,555       8,398

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase)
Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Enhanced Beneficiary
Protection (Annual Increase) Option and the Earnings Protection Death Benefit
Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I.
Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income
Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.05% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.155    $13.365     $16.036
Accumulation Unit Value, End of Period                                             $12.155    $13.365    $16.036     $16.876
Number of Units Outstanding, End of Period                                           5,483      5,709      3,667       3,646
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.181    $12.886     $13.273
Accumulation Unit Value, End of Period                                             $12.181    $12.886    $13.273     $14.381
Number of Units Outstanding, End of Period                                           5,330     13,592     15,708      10,232
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.808    $12.797     $14.751
Accumulation Unit Value, End of Period                                             $11.808    $12.797    $14.751     $14.986
Number of Units Outstanding, End of Period                                           2,040      9,023     12,036      10,997
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.609    $13.865     $14.688
Accumulation Unit Value, End of Period                                             $12.609    $13.865    $14.688     $18.650
Number of Units Outstanding, End of Period                                           1,804      1,815      1,571           0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.522    $13.745     $14.304
Accumulation Unit Value, End of Period                                             $12.522    $13.745    $14.304     $16.550
Number of Units Outstanding, End of Period                                             151        692        691         690
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.887    $14.445     $14.994
Accumulation Unit Value, End of Period                                             $12.887    $14.445    $14.994     $17.826
Number of Units Outstanding, End of Period                                           7,015     10,339     10,113       9,204
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.258    $12.059     $12.016
Accumulation Unit Value, End of Period                                             $11.258    $12.059    $12.016     $12.806
Number of Units Outstanding, End of Period                                           2,556      7,621      8,858       8,284
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.591    $12.546     $13.088
Accumulation Unit Value, End of Period                                             $11.591    $12.546    $13.088     $14.582
Number of Units Outstanding, End of Period                                             632     15,334     19,845      17,358
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.244    $10.523     $10.604
Accumulation Unit Value, End of Period                                             $10.244    $10.523    $10.604     $10.921
Number of Units Outstanding, End of Period                                           9,985     26,882     94,990      95,172
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.954     $9.845      $9.770
Accumulation Unit Value, End of Period                                              $9.954     $9.845     $9.770      $9.936
Number of Units Outstanding, End of Period                                           5,767      6,840      8,582       2,459
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.872     $9.710      $9.734
Accumulation Unit Value, End of Period                                              $9.872     $9.710     $9.734      $9.931
Number of Units Outstanding, End of Period                                             241     13,407     41,547      44,799
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.036    $12.977     $13.250
Accumulation Unit Value, End of Period                                             $12.036    $12.977    $13.250     $14.925
Number of Units Outstanding, End of Period                                           7,502     23,014     33,979      32,961
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.957    $12.871     $13.598
Accumulation Unit Value, End of Period                                             $11.957    $12.871    $13.598     $15.255
Number of Units Outstanding, End of Period                                           9,487     13,340     15,521      13,744
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.431    $13.442     $15.028
Accumulation Unit Value, End of Period                                             $11.431    $13.442    $15.028     $17.635
Number of Units Outstanding, End of Period                                           5,133     11,372     12,371      11,863
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.246    $12.102     $13.268
Accumulation Unit Value, End of Period                                             $11.246    $12.102    $13.268     $14.373
Number of Units Outstanding, End of Period                                           1,704      3,146      3,329       3,338
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.816    $17.816     $23.299
Accumulation Unit Value, End of Period                                             $14.816    $17.816    $23.299     $31.245
Number of Units Outstanding, End of Period                                               0        402      1,634       1,811
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.639    $12.224     $13.801
Accumulation Unit Value, End of Period                                             $11.639    $12.224    $13.801     $14.007
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.547    $12.589     $13.216
Accumulation Unit Value, End of Period                                             $11.547    $12.589    $13.216     $14.545
Number of Units Outstanding, End of Period                                           1,104      3,036      5,120      43,423
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.172    $13.418     $14.690
Accumulation Unit Value, End of Period                                             $12.172    $13.418    $14.690     $17.451
Number of Units Outstanding, End of Period                                           7,719     16,307     27,562      28,615
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.691
Number of Units Outstanding, End of Period                                              --         --         --          97
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.031    $15.476     $17.747
Accumulation Unit Value, End of Period                                             $13.031    $15.476    $17.747     $18.936
Number of Units Outstanding, End of Period                                           7,987     18,951     23,089      22,028
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.533    $15.737     $17.368
Accumulation Unit Value, End of Period                                             $13.533    $15.737    $17.368     $18.990
Number of Units Outstanding, End of Period                                             560      6,339      6,532       5,320
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.322    $14.916     $16.354
Accumulation Unit Value, End of Period                                             $13.322    $14.916    $16.354     $19.286
Number of Units Outstanding, End of Period                                           2,251      9,513     18,922      16,702
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.703    $16.898     $19.288
Accumulation Unit Value, End of Period                                             $12.703    $16.898    $19.288     $25.961
Number of Units Outstanding, End of Period                                             805      2,932      5,670       5,279
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.781    $14.356     $15.595
Accumulation Unit Value, End of Period                                             $12.781    $14.356    $15.595     $15.997
Number of Units Outstanding, End of Period                                           7,649     10,733     11,628       9,940
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.445    $14.286     $14.541
Accumulation Unit Value, End of Period                                             $12.445    $14.286    $14.541     $16.498
Number of Units Outstanding, End of Period                                          29,376     69,418    105,491     105,033
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.343    $13.771     $14.772
Accumulation Unit Value, End of Period                                             $12.343    $13.771    $14.772     $16.749
Number of Units Outstanding, End of Period                                          15,254     21,461     23,079      16,168
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.777    $12.294     $12.937
Accumulation Unit Value, End of Period                                             $11.777    $12.294    $12.937     $12.980
Number of Units Outstanding, End of Period                                           6,180      9,015     10,919      10,090
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.839    $13.912     $14.339
Accumulation Unit Value, End of Period                                             $12.839    $13.912    $14.339     $15.833
Number of Units Outstanding, End of Period                                           8,406     19,238     23,287      20,804
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.189    $12.670     $13.450
Accumulation Unit Value, End of Period                                             $12.189    $12.670    $13.450     $13.946
Number of Units Outstanding, End of Period                                               0      4,768      4,768       4,768
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.734
Number of Units Outstanding, End of Period                                              --         --         --       1,536
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.756     $11.280
Accumulation Unit Value, End of Period                                                  --    $10.756    $11.280     $12.239
Number of Units Outstanding, End of Period                                              --      1,832      3,654       3,182
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.399    $13.883     $13.602
Accumulation Unit Value, End of Period                                             $12.399    $13.883    $15.152     $15.557
Number of Units Outstanding, End of Period                                           6,055     10,818     11,428       7,522
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.234    $13.302     $15.152
Accumulation Unit Value, End of Period                                             $12.234    $13.302    $13.602     $14.629
Number of Units Outstanding, End of Period                                           5,306     10,509     12,085       6,525
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.825
Accumulation Unit Value, End of Period                                                  --         --    $11.825     $15.621
Number of Units Outstanding, End of Period                                              --         --     11,641      10,084
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.437    $12.114     $13.601
Accumulation Unit Value, End of Period                                             $11.437    $12.114    $13.601     $13.212
Number of Units Outstanding, End of Period                                           9,639     13,913     14,430      11,757
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.554    $15.778     $16.448
Accumulation Unit Value, End of Period                                             $13.554    $15.778    $16.448     $18.365
Number of Units Outstanding, End of Period                                           3,816     14,353     20,816      17,820
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.907
Accumulation Unit Value, End of Period                                                  --         --    $10.907     $13.169
Number of Units Outstanding, End of Period                                              --         --     12,280      11,694
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.687
Accumulation Unit Value, End of Period                                                  --         --    $10.687     $12.646
Number of Units Outstanding, End of Period                                              --         --      1,019       1,638
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.840
Accumulation Unit Value, End of Period                                                  --         --    $11.840     $12.899
Number of Units Outstanding, End of Period                                              --         --     10,277      17,785
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.042
Accumulation Unit Value, End of Period                                                  --         --    $11.042     $12.184
Number of Units Outstanding, End of Period                                              --         --      4,301       8,324
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.430
Accumulation Unit Value, End of Period                                                  --         --    $10.430     $11.322
Number of Units Outstanding, End of Period                                              --         --     10,513      10,306
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.058
Accumulation Unit Value, End of Period                                                  --         --    $12.058     $13.251
Number of Units Outstanding, End of Period                                              --         --      7,502      11,283
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.168
Number of Units Outstanding, End of Period                                              --         --         --          31
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.106
Accumulation Unit Value, End of Period                                                  --         --    $11.106     $11.423
Number of Units Outstanding, End of Period                                              --         --          0          64
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.648     $10.755
Accumulation Unit Value, End of Period                                                  --    $10.648    $10.755     $11.500
Number of Units Outstanding, End of Period                                              --      4,457      4,976       4,622
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.191     $11.116
Accumulation Unit Value, End of Period                                                  --    $11.191    $11.116     $12.850
Number of Units Outstanding, End of Period                                              --        275      9,823      80,733
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.331
Accumulation Unit Value, End of Period                                                  --         --    $11.331     $13.632
Number of Units Outstanding, End of Period                                              --         --      1,399       1,392
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.903     $11.785
Accumulation Unit Value, End of Period                                                  --    $10.903    $11.785     $13.639
Number of Units Outstanding, End of Period                                              --        283      6,896       7,198
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.468     $12.352
Accumulation Unit Value, End of Period                                                  --    $11.468    $12.352     $14.666
Number of Units Outstanding, End of Period                                              --     13,436     45,135      45,428
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.478
Accumulation Unit Value, End of Period                                                  --         --    $10.478     $12.562
Number of Units Outstanding, End of Period                                              --         --      7,540       7,686
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.327
Accumulation Unit Value, End of Period                                                  --         --    $11.327     $12.865
Number of Units Outstanding, End of Period                                              --         --     11,794      11,607
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.294
Accumulation Unit Value, End of Period                                                  --         --    $11.294     $12.396
Number of Units Outstanding, End of Period                                              --         --     12,293      15,206
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.222
Accumulation Unit Value, End of Period                                                  --         --    $11.222     $12.386
Number of Units Outstanding, End of Period                                              --         --      7,181       7,376
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.455
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.663
Number of Units Outstanding, End of Period                                              --         --         --       1,285
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.080
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.262
Number of Units Outstanding, End of Period                                              --         --         --         122
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.269    $11.921     $12.120
Accumulation Unit Value, End of Period                                             $11.269    $11.921    $12.120     $13.262
Number of Units Outstanding, End of Period                                           9,062     67,864    100,251      16,900
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.239    $13.294     $13.677
Accumulation Unit Value, End of Period                                             $12.239    $13.294    $13.677     $15.499
Number of Units Outstanding, End of Period                                           1,973      6,433      5,885       5,175
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.607    $14.320     $15.708
Accumulation Unit Value, End of Period                                             $12.607    $14.320    $15.708     $19.615
Number of Units Outstanding, End of Period                                             217      1,896      4,103       8,712
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.105    $13.330     $14.180
Accumulation Unit Value, End of Period                                             $12.105    $13.330    $14.180     $15.795
Number of Units Outstanding, End of Period                                             440      1,907      2,807       2,738
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.877
Accumulation Unit Value, End of Period                                                  --         --    $10.877     $12.337
Number of Units Outstanding, End of Period                                              --         --      8,576      33,569
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.676    $11.989     $12.388
Accumulation Unit Value, End of Period                                             $11.676    $11.989    $12.388     $12.770
Number of Units Outstanding, End of Period                                           2,679     18,357     17,971      17,874


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.



ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the MAV Death Benefit Option, the Enhanced Beneficiary
Protection (Annual Increase) Option, and the Earnings Protection Death Benefit
Option (age 0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings
Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP
Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton
Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class
B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value -
Class B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP
Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class
2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap
Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.25% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.139    $13.320     $15.949
Accumulation Unit Value, End of Period                                             $12.139    $13.320    $15.949     $16.750
Number of Units Outstanding, End of Period                                           3,059      3,241      3,181       7,063
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.165    $12.842     $13.201
Accumulation Unit Value, End of Period                                             $12.165    $12.842    $13.201     $14.274
Number of Units Outstanding, End of Period                                          42,467     51,747     50,611      43,834
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.792    $12.754     $14.671
Accumulation Unit Value, End of Period                                             $11.792    $12.754    $14.671     $14.874
Number of Units Outstanding, End of Period                                          12,391     25,136     22,652      23,211
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.592    $13.817     $14.608
Accumulation Unit Value, End of Period                                             $12.592    $13.817    $14.608     $18.511
Number of Units Outstanding, End of Period                                           4,257     10,696      8,364       8,311
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.504    $13.698     $14.226
Accumulation Unit Value, End of Period                                             $12.504    $13.698    $14.226     $16.427
Number of Units Outstanding, End of Period                                           1,665      5,041      3,870       3,458
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.870    $14.396     $14.912
Accumulation Unit Value, End of Period                                             $12.870    $14.396    $14.912     $17.692
Number of Units Outstanding, End of Period                                          17,926     30,596     28,587      28,541
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.243    $12.018     $11.951
Accumulation Unit Value, End of Period                                             $11.243    $12.018    $11.951     $12.711
Number of Units Outstanding, End of Period                                          30,481     38,139     28,345      25,841
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.575    $12.503     $13.017
Accumulation Unit Value, End of Period                                             $11.575    $12.503    $13.017     $14.473
Number of Units Outstanding, End of Period                                          19,059     19,582     22,418      16,710
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.230    $10.487     $10.547
Accumulation Unit Value, End of Period                                             $10.230    $10.487    $10.547     $10.839
Number of Units Outstanding, End of Period                                          54,645     92,904     90,593      84,056
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.940     $9.811      $9.717
Accumulation Unit Value, End of Period                                              $9.940     $9.811     $9.717      $9.862
Number of Units Outstanding, End of Period                                          72,420     94,383     88,918      65,153
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.859     $9.677      $9.681
Accumulation Unit Value, End of Period                                              $9.859     $9.677     $9.681      $9.857
Number of Units Outstanding, End of Period                                          37,046     41,290     69,278      57,071
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.019    $12.933     $13.178
Accumulation Unit Value, End of Period                                             $12.019    $12.933    $13.178     $14.813
Number of Units Outstanding, End of Period                                          86,178    102,644     64,876      61,182
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.940    $12.827     $13.524
Accumulation Unit Value, End of Period                                             $11.940    $12.827    $13.524     $15.141
Number of Units Outstanding, End of Period                                          12,145     12,457     15,534      18,668
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.415    $13.396     $14.946
Accumulation Unit Value, End of Period                                             $11.415    $13.396    $14.946     $17.503
Number of Units Outstanding, End of Period                                           3,006     10,426     12,802      12,535
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.231    $12.061     $13.196
Accumulation Unit Value, End of Period                                             $11.231    $12.061    $13.196     $14.266
Number of Units Outstanding, End of Period                                           2,452      7,170      7,477       7,379
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.796    $17.755     $23.173
Accumulation Unit Value, End of Period                                             $14.796    $17.755    $23.173     $31.012
Number of Units Outstanding, End of Period                                          11,894     15,023     14,594      15,194
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.623    $12.182     $13.726
Accumulation Unit Value, End of Period                                             $11.623    $12.182    $13.726     $13.902
Number of Units Outstanding, End of Period                                          22,701     41,302     26,167      26,359
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.531    $12.546     $13.144
Accumulation Unit Value, End of Period                                             $11.531    $12.546    $13.144     $14.437
Number of Units Outstanding, End of Period                                          17,339     20,354     46,391      36,026
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.155    $13.373     $14.610
Accumulation Unit Value, End of Period                                             $12.155    $13.373    $14.610     $17.321
Number of Units Outstanding, End of Period                                          23,374     50,007     75,653      66,294
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.676
Number of Units Outstanding, End of Period                                              --         --         --       7,588
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.014    $15.423     $17.651
Accumulation Unit Value, End of Period                                             $13.014    $15.423    $17.651     $18.795
Number of Units Outstanding, End of Period                                          33,773     47,346     51,361      46,598
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.515    $15.684     $17.274
Accumulation Unit Value, End of Period                                             $13.515    $15.684    $17.274     $18.848
Number of Units Outstanding, End of Period                                          33,480     39,426     31,835      26,580
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.304    $14.865     $16.265
Accumulation Unit Value, End of Period                                             $13.304    $14.865    $16.265     $19.142
Number of Units Outstanding, End of Period                                          29,916     43,891     40,547      40,174
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.685    $16.840     $19.183
Accumulation Unit Value, End of Period                                             $12.685    $16.840    $19.183     $25.767
Number of Units Outstanding, End of Period                                          29,564     38,255     34,422      30,701
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.763    $14.307     $15.510
Accumulation Unit Value, End of Period                                             $12.763    $14.307    $15.510     $15.877
Number of Units Outstanding, End of Period                                           3,764      2,363      1,854       5,087
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.428    $14.238     $14.462
Accumulation Unit Value, End of Period                                             $12.428    $14.238    $14.462     $16.374
Number of Units Outstanding, End of Period                                         111,935    178,082    196,363     189,732
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.326    $13.724     $14.691
Accumulation Unit Value, End of Period                                             $12.326    $13.724    $14.691     $16.623
Number of Units Outstanding, End of Period                                          42,052     75,861     78,843      79,246
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.761    $12.252     $12.867
Accumulation Unit Value, End of Period                                             $11.761    $12.252    $12.867     $12.883
Number of Units Outstanding, End of Period                                          19,075     22,425     25,650      24,571
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.821    $13.864     $14.261
Accumulation Unit Value, End of Period                                             $12.821    $13.864    $14.261     $15.715
Number of Units Outstanding, End of Period                                          16,493     35,057     36,380      32,440
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.172    $12.627     $13.377
Accumulation Unit Value, End of Period                                             $12.172    $12.627    $13.377     $13.842
Number of Units Outstanding, End of Period                                           8,256      8,568      8,695       8,220
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.720
Number of Units Outstanding, End of Period                                              --         --         --      19,424
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.741     $11.242
Accumulation Unit Value, End of Period                                                  --    $10.741    $11.242     $12.173
Number of Units Outstanding, End of Period                                              --      4,991      9,250       9,212
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.382    $13.835     $13.528
Accumulation Unit Value, End of Period                                             $12.382    $13.835    $15.069     $15.441
Number of Units Outstanding, End of Period                                           6,928     14,842     22,175      54,619
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.217    $13.256     $15.069
Accumulation Unit Value, End of Period                                             $12.217    $13.256    $13.528     $14.520
Number of Units Outstanding, End of Period                                          35,403     50,326     62,234      17,454
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.809
Accumulation Unit Value, End of Period                                                  --         --    $11.809     $15.568
Number of Units Outstanding, End of Period                                              --         --      2,772      10,204
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.421    $12.073     $13.527
Accumulation Unit Value, End of Period                                             $11.421    $12.073    $13.527     $13.114
Number of Units Outstanding, End of Period                                           6,067      8,745      8,623       8,538
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.535    $15.724     $16.359
Accumulation Unit Value, End of Period                                             $13.535    $15.724    $16.359     $18.228
Number of Units Outstanding, End of Period                                          24,426     32,306     39,183      39,093
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.892
Accumulation Unit Value, End of Period                                                  --         --    $10.892     $13.124
Number of Units Outstanding, End of Period                                              --         --      1,020       3,735
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.673
Accumulation Unit Value, End of Period                                                  --         --    $10.673     $12.603
Number of Units Outstanding, End of Period                                              --         --        659       5,146
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.824
Accumulation Unit Value, End of Period                                                  --         --    $11.824     $12.855
Number of Units Outstanding, End of Period                                              --         --      8,956      19,105
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.027
Accumulation Unit Value, End of Period                                                  --         --    $11.027     $12.142
Number of Units Outstanding, End of Period                                              --         --      1,778       5,215
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.416
Accumulation Unit Value, End of Period                                                  --         --    $10.416     $11.283
Number of Units Outstanding, End of Period                                              --         --      3,562       6,975
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.041
Accumulation Unit Value, End of Period                                                  --         --    $12.041     $13.205
Number of Units Outstanding, End of Period                                              --         --      7,290       7,834
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.154
Number of Units Outstanding, End of Period                                              --         --         --           0
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.090
Accumulation Unit Value, End of Period                                                  --         --    $11.090     $11.384
Number of Units Outstanding, End of Period                                              --         --      1,272           0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.634     $10.719
Accumulation Unit Value, End of Period                                                  --    $10.634    $10.719     $11.437
Number of Units Outstanding, End of Period                                              --      6,647     14,368      14,254
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.175     $11.078
Accumulation Unit Value, End of Period                                                  --    $11.175    $11.078     $12.780
Number of Units Outstanding, End of Period                                              --      4,497     76,105      61,026
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.316
Accumulation Unit Value, End of Period                                                  --         --    $11.316     $13.586
Number of Units Outstanding, End of Period                                              --         --      2,392       5,063
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.888     $11.745
Accumulation Unit Value, End of Period                                                  --    $10.888    $11.745     $13.565
Number of Units Outstanding, End of Period                                              --      4,116     49,639      50,319
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.453     $12.310
Accumulation Unit Value, End of Period                                                  --    $11.453    $12.310     $14.587
Number of Units Outstanding, End of Period                                              --     11,972     44,576      32,629
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.463
Accumulation Unit Value, End of Period                                                  --         --    $10.463     $12.519
Number of Units Outstanding, End of Period                                              --         --      2,852       2,256
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.312
Accumulation Unit Value, End of Period                                                  --         --    $11.312     $12.821
Number of Units Outstanding, End of Period                                              --         --     12,386      12,216
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.278
Accumulation Unit Value, End of Period                                                  --         --    $11.278     $12.354
Number of Units Outstanding, End of Period                                              --         --      7,303      10,182
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.207
Accumulation Unit Value, End of Period                                                  --         --    $11.207     $12.344
Number of Units Outstanding, End of Period                                              --         --      2,131       3,422
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.442
Number of Units Outstanding, End of Period                                              --         --         --       2,944
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.648
Number of Units Outstanding, End of Period                                              --         --         --       3,456
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.066
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.248
Number of Units Outstanding, End of Period                                              --         --         --           0
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.253    $11.880     $12.055
Accumulation Unit Value, End of Period                                             $11.253    $11.880    $12.055     $13.163
Number of Units Outstanding, End of Period                                           6,784     11,902     13,365      13,379
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.222    $13.249     $13.602
Accumulation Unit Value, End of Period                                             $12.222    $13.249    $13.602     $15.383
Number of Units Outstanding, End of Period                                           6,026      5,240      5,227       5,215
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.589    $14.272     $15.623
Accumulation Unit Value, End of Period                                             $12.589    $14.272    $15.623     $19.468
Number of Units Outstanding, End of Period                                          14,517     20,686     28,722      28,470
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.089    $13.285     $14.103
Accumulation Unit Value, End of Period                                             $12.089    $13.285    $14.103     $15.677
Number of Units Outstanding, End of Period                                           3,168      4,105      4,040       3,467
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.862
Accumulation Unit Value, End of Period                                                  --         --    $10.862     $12.295
Number of Units Outstanding, End of Period                                              --         --      1,793       2,686
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.660    $11.948     $12.321
Accumulation Unit Value, End of Period                                             $11.660    $11.948    $12.321     $12.675
Number of Units Outstanding, End of Period                                          10,663     16,651     16,656      17,041


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.







ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST  OFFERED*  (With the Earnings  Protection  Death Benefit  Option (age
71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Earnings Protection Death
Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the
AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income
Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.90% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.168    $13.400     $16.102
Accumulation Unit Value, End of Period                                             $12.168    $13.400    $16.102     $16.971
Number of Units Outstanding, End of Period                                             200        200        200         200
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.194    $12.919     $13.327
Accumulation Unit Value, End of Period                                             $12.194    $12.919    $13.327     $14.462
Number of Units Outstanding, End of Period                                             271      1,235      1,231       1,227
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.820    $12.830     $14.811
Accumulation Unit Value, End of Period                                             $11.820    $12.830    $14.811     $15.071
Number of Units Outstanding, End of Period                                               0      2,024      3,594       3,299
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.622    $13.900     $14.748
Accumulation Unit Value, End of Period                                             $12.622    $13.900    $14.748     $18.755
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.534    $13.780     $14.362
Accumulation Unit Value, End of Period                                             $12.534    $13.780    $14.362     $16.643
Number of Units Outstanding, End of Period                                               0      1,547      1,547       1,547
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.901    $14.482     $15.055
Accumulation Unit Value, End of Period                                             $12.901    $14.482    $15.055     $17.926
Number of Units Outstanding, End of Period                                               0          0      1,007         802
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.270    $12.090     $12.066
Accumulation Unit Value, End of Period                                             $11.270    $12.090    $12.066     $12.878
Number of Units Outstanding, End of Period                                               0        958      1,241       1,140
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.603    $12.578     $13.142
Accumulation Unit Value, End of Period                                             $11.603    $12.578    $13.142     $14.664
Number of Units Outstanding, End of Period                                               0        260        514         440
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.255    $10.550     $10.648
Accumulation Unit Value, End of Period                                             $10.255    $10.550    $10.648     $10.983
Number of Units Outstanding, End of Period                                               0      8,614     17,544      38,461
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.964     $9.870      $9.810
Accumulation Unit Value, End of Period                                              $9.964     $9.870     $9.810      $9.992
Number of Units Outstanding, End of Period                                               0      9,561      1,628       1,332
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.882     $9.735      $9.774
Accumulation Unit Value, End of Period                                              $9.882     $9.735     $9.774      $9.987
Number of Units Outstanding, End of Period                                               0      5,334      9,040      10,768
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.048    $13.010     $13.304
Accumulation Unit Value, End of Period                                             $12.048    $13.010    $13.304     $15.009
Number of Units Outstanding, End of Period                                               0        709      2,865       4,843
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.969    $12.904     $13.654
Accumulation Unit Value, End of Period                                             $11.969    $12.904    $13.654     $15.341
Number of Units Outstanding, End of Period                                             273        531        531         531
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.443    $13.476     $15.089
Accumulation Unit Value, End of Period                                             $11.443    $13.476    $15.089     $17.734
Number of Units Outstanding, End of Period                                               0      1,724      1,724       1,724
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.258    $12.133     $13.322
Accumulation Unit Value, End of Period                                             $11.258    $12.133    $13.322     $14.454
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.831    $17.861     $23.394
Accumulation Unit Value, End of Period                                             $14.831    $17.861    $23.394     $31.421
Number of Units Outstanding, End of Period                                               0          0      6,532         139
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.559    $12.621     $13.270
Accumulation Unit Value, End of Period                                             $11.559    $12.621    $13.270     $14.627
Number of Units Outstanding, End of Period                                               0        260      8,850       8,601
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.651    $12.255     $13.857
Accumulation Unit Value, End of Period                                             $11.651    $12.255    $13.857     $14.086
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.184    $13.453     $14.750
Accumulation Unit Value, End of Period                                             $12.184    $13.453    $14.750     $17.549
Number of Units Outstanding, End of Period                                           1,464      1,464      5,169       5,184
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.702
Number of Units Outstanding, End of Period                                              --         --         --       2,324
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.045    $15.516     $17.820
Accumulation Unit Value, End of Period                                             $13.045    $15.516    $17.820     $19.043
Number of Units Outstanding, End of Period                                               0      1,508      3,347       4,101
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.547    $15.778     $17.439
Accumulation Unit Value, End of Period                                             $13.547    $15.778    $17.439     $19.097
Number of Units Outstanding, End of Period                                              95        185        185         185
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.336    $14.954     $16.421
Accumulation Unit Value, End of Period                                             $13.336    $14.954    $16.421     $19.395
Number of Units Outstanding, End of Period                                             349        488      3,854       4,976
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.716    $16.941     $19.367
Accumulation Unit Value, End of Period                                             $12.716    $16.941    $19.367     $26.107
Number of Units Outstanding, End of Period                                               0        766      3,154       3,522
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.794    $14.392     $15.658
Accumulation Unit Value, End of Period                                             $12.794    $14.392    $15.658     $16.087
Number of Units Outstanding, End of Period                                              81         81         81          80
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.458    $14.323     $14.601
Accumulation Unit Value, End of Period                                             $12.458    $14.323    $14.601     $16.590
Number of Units Outstanding, End of Period                                             921      4,484     15,664      21,372
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.356    $13.806     $14.832
Accumulation Unit Value, End of Period                                             $12.356    $13.806    $14.832     $16.843
Number of Units Outstanding, End of Period                                          10,119     10,717      6,221       6,430
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.789    $12.325     $12.990
Accumulation Unit Value, End of Period                                             $11.789    $12.325    $12.990     $13.053
Number of Units Outstanding, End of Period                                               0      1,688      1,688       1,688
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.852    $13.947     $14.398
Accumulation Unit Value, End of Period                                             $12.852    $13.947    $14.398     $15.922
Number of Units Outstanding, End of Period                                               0      2,450      2,734       2,664
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.201    $12.703     $13.505
Accumulation Unit Value, End of Period                                             $12.201    $12.703    $13.505     $14.025
Number of Units Outstanding, End of Period                                               0          0          0           0
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.745
Number of Units Outstanding, End of Period                                              --         --         --           0
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.767     $11.309
Accumulation Unit Value, End of Period                                                  --    $10.767    $11.309     $12.289
Number of Units Outstanding, End of Period                                              --          0          0           0
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.412    $13.918     $15.214
Accumulation Unit Value, End of Period                                             $12.412    $13.918    $15.214     $14.712
Number of Units Outstanding, End of Period                                             622      2,155      3,872       3,468
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.246    $13.336     $13.658
Accumulation Unit Value, End of Period                                             $12.246    $13.336    $13.658     $15.645
Number of Units Outstanding, End of Period                                               0      3,253      3,557       3,437
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.837
Accumulation Unit Value, End of Period                                                  --         --    $11.837     $15.661
Number of Units Outstanding, End of Period                                              --         --      1,468       3,795
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.449    $12.145     $13.657
Accumulation Unit Value, End of Period                                             $11.449    $12.145    $13.657     $13.287
Number of Units Outstanding, End of Period                                               0          0          0           0
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.568    $15.818     $16.516
Accumulation Unit Value, End of Period                                             $13.568    $15.818    $16.516     $18.468
Number of Units Outstanding, End of Period                                             200      1,640      1,640       1,992
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.919
Accumulation Unit Value, End of Period                                                  --         --    $10.919     $13.203
Number of Units Outstanding, End of Period                                              --         --        159         159
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.698
Accumulation Unit Value, End of Period                                                  --         --    $10.698     $12.678
Number of Units Outstanding, End of Period                                              --         --          0       1,611
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.852
Accumulation Unit Value, End of Period                                                  --         --    $11.852     $12.932
Number of Units Outstanding, End of Period                                              --         --      4,326      14,618
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.054
Accumulation Unit Value, End of Period                                                  --         --    $11.054     $12.215
Number of Units Outstanding, End of Period                                              --         --      1,564       2,910
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.441
Accumulation Unit Value, End of Period                                                  --         --    $10.441     $11.351
Number of Units Outstanding, End of Period                                              --         --      2,747       4,427
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.070
Accumulation Unit Value, End of Period                                                  --         --    $12.070     $13.284
Number of Units Outstanding, End of Period                                              --         --     13,476       6,345
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.179
Number of Units Outstanding, End of Period                                              --         --         --       1,649
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.117
Accumulation Unit Value, End of Period                                                  --         --    $11.117     $11.452
Number of Units Outstanding, End of Period                                              --         --          0       1,629
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.659     $10.783
Accumulation Unit Value, End of Period                                                  --    $10.659    $10.783     $11.547
Number of Units Outstanding, End of Period                                              --      1,650      2,444       2,386
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.202     $11.145
Accumulation Unit Value, End of Period                                                  --    $11.202    $11.145     $12.903
Number of Units Outstanding, End of Period                                              --          0      2,402       7,888
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.343
Accumulation Unit Value, End of Period                                                  --         --    $11.343     $13.667
Number of Units Outstanding, End of Period                                              --         --          0       4,573
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.915     $11.815
Accumulation Unit Value, End of Period                                                  --    $10.915    $11.815     $13.695
Number of Units Outstanding, End of Period                                              --          0      3,326       6,502
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.480     $12.384
Accumulation Unit Value, End of Period                                                  --    $11.480    $12.384     $14.726
Number of Units Outstanding, End of Period                                              --          0      8,025       9,165
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.488
Accumulation Unit Value, End of Period                                                  --         --    $10.488     $12.594
Number of Units Outstanding, End of Period                                              --         --        497         617
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.339
Accumulation Unit Value, End of Period                                                  --         --    $11.339     $12.897
Number of Units Outstanding, End of Period                                              --         --        667       4,609
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.306
Accumulation Unit Value, End of Period                                                  --         --    $11.306     $12.428
Number of Units Outstanding, End of Period                                              --         --      1,003       3,818
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.234
Accumulation Unit Value, End of Period                                                  --         --    $11.234     $12.418
Number of Units Outstanding, End of Period                                              --         --        773       8,173
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.465
Number of Units Outstanding, End of Period                                              --         --         --       1,325
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.674
Number of Units Outstanding, End of Period                                              --         --         --       1,427
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.091
Number of Units Outstanding, End of Period                                              --         --         --         629
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.272
Number of Units Outstanding, End of Period                                              --         --         --       3,181
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.280    $11.951     $12.170
Accumulation Unit Value, End of Period                                             $11.280    $11.951    $12.170     $13.337
Number of Units Outstanding, End of Period                                           9,174      7,877          0           0
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.251    $13.328     $13.733
Accumulation Unit Value, End of Period                                             $12.251    $13.328    $13.733     $15.586
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.620    $14.357     $15.773
Accumulation Unit Value, End of Period                                             $12.620    $14.357    $15.773     $19.725
Number of Units Outstanding, End of Period                                               0          0        511       2,011
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.118    $13.364     $14.238
Accumulation Unit Value, End of Period                                             $12.118    $13.364    $14.238     $15.884
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.888
Accumulation Unit Value, End of Period                                                  --         --    $10.888     $12.369
Number of Units Outstanding, End of Period                                              --         --        798       7,943
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.688    $12.020     $12.439
Accumulation Unit Value, End of Period                                             $11.688    $12.020    $12.439     $12.842
Number of Units Outstanding, End of Period                                               0          0          0           0


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the MAV Death Benefit Option and the Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 2.10% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.151    $13.354     $16.015
Accumulation Unit Value, End of Period                                             $12.151    $13.354    $16.015     $16.845
Number of Units Outstanding, End of Period                                           4,217      5,211      4,100         617
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.177    $12.875     $13.255
Accumulation Unit Value, End of Period                                             $12.177    $12.875    $13.255     $14.355
Number of Units Outstanding, End of Period                                           1,360      1,360      1,360       1,360
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.804    $12.787     $14.731
Accumulation Unit Value, End of Period                                             $11.804    $12.787    $14.731     $14.958
Number of Units Outstanding, End of Period                                           2,085      2,074      2,064       5,886
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.604    $13.853     $14.668
Accumulation Unit Value, End of Period                                             $12.604    $13.853    $14.668     $18.615
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.517    $13.733     $14.284
Accumulation Unit Value, End of Period                                             $12.517    $13.733    $14.284     $16.519
Number of Units Outstanding, End of Period                                             657        775        775         775
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.883    $14.432     $14.973
Accumulation Unit Value, End of Period                                             $12.883    $14.432    $14.973     $17.792
Number of Units Outstanding, End of Period                                               0        977      6,056       4,573
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.255    $12.049     $12.000
Accumulation Unit Value, End of Period                                             $11.255    $12.049    $12.000     $12.782
Number of Units Outstanding, End of Period                                           3,002      3,803      3,916       2,093
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.587    $12.535     $13.070
Accumulation Unit Value, End of Period                                             $11.587    $12.535    $13.070     $14.555
Number of Units Outstanding, End of Period                                           3,107      3,074      3,042       1,132
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.241    $10.514     $10.590
Accumulation Unit Value, End of Period                                             $10.241    $10.514    $10.590     $10.901
Number of Units Outstanding, End of Period                                           1,469      4,697     25,082      26,559
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.950     $9.836      $9.757
Accumulation Unit Value, End of Period                                              $9.950     $9.836     $9.757      $9.918
Number of Units Outstanding, End of Period                                           2,015      4,061      5,804       6,808
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.869     $9.702      $9.721
Accumulation Unit Value, End of Period                                              $9.869     $9.702     $9.721      $9.912
Number of Units Outstanding, End of Period                                               0      7,515     10,679      18,631
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.032    $12.966     $13.232
Accumulation Unit Value, End of Period                                             $12.032    $12.966    $13.232     $14.897
Number of Units Outstanding, End of Period                                               0      1,853      6,033       6,996
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.952    $12.860     $13.580
Accumulation Unit Value, End of Period                                             $11.952    $12.860    $13.580     $15.227
Number of Units Outstanding, End of Period                                               0      2,181      6,187       7,687
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.427    $13.430     $15.007
Accumulation Unit Value, End of Period                                             $11.427    $13.430    $15.007     $17.602
Number of Units Outstanding, End of Period                                             969      1,866      2,112       2,082
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.242    $12.092     $13.250
Accumulation Unit Value, End of Period                                             $11.242    $12.092    $13.250     $14.346
Number of Units Outstanding, End of Period                                             261      1,591      1,687       1,707
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.811    $17.800     $23.268
Accumulation Unit Value, End of Period                                             $14.811    $17.800    $23.268     $31.187
Number of Units Outstanding, End of Period                                             381      1,276        446         446
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.635    $12.214     $13.782
Accumulation Unit Value, End of Period                                             $11.635    $12.214    $13.782     $13.981
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.543    $12.578     $13.198
Accumulation Unit Value, End of Period                                             $11.543    $12.578    $13.198     $14.518
Number of Units Outstanding, End of Period                                               0          0        407       1,451
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.168    $13.407     $14.670
Accumulation Unit Value, End of Period                                             $12.168    $13.407    $14.670     $17.418
Number of Units Outstanding, End of Period                                           1,061      1,061      3,759       5,885
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.687
Number of Units Outstanding, End of Period                                              --         --         --       1,091
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.027    $15.463     $17.723
Accumulation Unit Value, End of Period                                             $13.027    $15.463    $17.723     $18.901
Number of Units Outstanding, End of Period                                               0      1,041      3,492       3,825
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.529    $15.724     $17.345
Accumulation Unit Value, End of Period                                             $13.529    $15.724    $17.345     $18.954
Number of Units Outstanding, End of Period                                             589        661        661         660
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.318    $14.903     $16.332
Accumulation Unit Value, End of Period                                             $13.318    $14.903    $16.332     $19.250
Number of Units Outstanding, End of Period                                           2,528      3,060      5,741       6,506
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.698    $16.884     $19.262
Accumulation Unit Value, End of Period                                             $12.698    $16.884    $19.262     $25.912
Number of Units Outstanding, End of Period                                             683      3,262      3,169       2,917
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.777    $14.343     $15.573
Accumulation Unit Value, End of Period                                             $12.777    $14.343    $15.573     $15.967
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.441    $14.274     $14.522
Accumulation Unit Value, End of Period                                             $12.441    $14.274    $14.522     $16.467
Number of Units Outstanding, End of Period                                           6,774      9,164     22,428      23,093
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.339    $13.759     $14.751
Accumulation Unit Value, End of Period                                             $12.339    $13.759    $14.751     $16.717
Number of Units Outstanding, End of Period                                           4,470      5,762      8,937       8,269
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.773    $12.283     $12.920
Accumulation Unit Value, End of Period                                             $11.773    $12.283    $12.920     $12.956
Number of Units Outstanding, End of Period                                               0        235        234       1,334
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.834    $13.900     $14.320
Accumulation Unit Value, End of Period                                             $12.834    $13.900    $14.320     $15.804
Number of Units Outstanding, End of Period                                             122        517      1,014         984
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.184    $12.659     $13.432
Accumulation Unit Value, End of Period                                             $12.184    $12.659    $13.432     $13.920
Number of Units Outstanding, End of Period                                               0          0          0           0
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.731
Number of Units Outstanding, End of Period                                              --         --         --           0
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.752     $11.271
Accumulation Unit Value, End of Period                                                  --    $10.752    $11.271     $12.223
Number of Units Outstanding, End of Period                                              --          0        929         925
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.395    $13.871     $15.131
Accumulation Unit Value, End of Period                                             $12.395    $13.871    $15.131     $14.602
Number of Units Outstanding, End of Period                                               0      2,759      6,332       3,705
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.229    $13.290     $13.584
Accumulation Unit Value, End of Period                                             $12.229    $13.290    $13.584     $15.528
Number of Units Outstanding, End of Period                                               0      3,178      4,251         750
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.821
Accumulation Unit Value, End of Period                                                  --         --    $11.821     $15.608
Number of Units Outstanding, End of Period                                              --         --      4,305       5,344
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.433    $12.104     $13.583
Accumulation Unit Value, End of Period                                             $11.433    $12.104    $13.583     $13.188
Number of Units Outstanding, End of Period                                             686        815        815         815
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.549    $15.764     $16.426
Accumulation Unit Value, End of Period                                             $13.549    $15.764    $16.426     $18.330
Number of Units Outstanding, End of Period                                           1,518      3,012      6,456       6,452
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.904
Accumulation Unit Value, End of Period                                                  --         --    $10.904     $13.158
Number of Units Outstanding, End of Period                                              --         --      1,321       1,390
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.684
Accumulation Unit Value, End of Period                                                  --         --    $10.684     $12.635
Number of Units Outstanding, End of Period                                              --         --          0         383
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.836
Accumulation Unit Value, End of Period                                                  --         --    $11.836     $12.888
Number of Units Outstanding, End of Period                                              --         --      2,512       8,231
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.039
Accumulation Unit Value, End of Period                                                  --         --    $11.039     $12.173
Number of Units Outstanding, End of Period                                              --         --      1,735       2,233
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.427
Accumulation Unit Value, End of Period                                                  --         --    $10.427     $11.312
Number of Units Outstanding, End of Period                                              --         --      2,390       2,858
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.054
Accumulation Unit Value, End of Period                                                  --         --    $12.054     $13.239
Number of Units Outstanding, End of Period                                              --         --        941       1,959
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.165
Number of Units Outstanding, End of Period                                              --         --         --           0
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.102
Accumulation Unit Value, End of Period                                                  --         --    $11.102     $11.413
Number of Units Outstanding, End of Period                                              --         --          0       1,164
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.644     $10.746
Accumulation Unit Value, End of Period                                                  --    $10.644    $10.746     $11.484
Number of Units Outstanding, End of Period                                              --          0        661         658
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.187     $11.107
Accumulation Unit Value, End of Period                                                  --    $11.187    $11.107     $12.833
Number of Units Outstanding, End of Period                                              --      1,258      4,647       5,202
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.327
Accumulation Unit Value, End of Period                                                  --         --    $11.327     $13.621
Number of Units Outstanding, End of Period                                              --         --          0       1,044
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.900     $11.775
Accumulation Unit Value, End of Period                                                  --    $10.900    $11.775     $13.621
Number of Units Outstanding, End of Period                                              --          0      1,635       5,838
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.464     $12.342
Accumulation Unit Value, End of Period                                                  --    $11.464    $12.342     $14.646
Number of Units Outstanding, End of Period                                              --        548      6,214       7,065
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.474
Accumulation Unit Value, End of Period                                                  --         --    $10.474     $12.551
Number of Units Outstanding, End of Period                                              --         --      2,034       2,341
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.324
Accumulation Unit Value, End of Period                                                  --         --    $11.324     $12.854
Number of Units Outstanding, End of Period                                              --         --          0       1,787
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.290
Accumulation Unit Value, End of Period                                                  --         --    $11.290     $12.386
Number of Units Outstanding, End of Period                                              --         --      1,915       3,495
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.219
Accumulation Unit Value, End of Period                                                  --         --    $11.219     $12.376
Number of Units Outstanding, End of Period                                              --         --      3,124       3,665
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.452
Number of Units Outstanding, End of Period                                              --         --         --         482
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.659
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.077
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.258
Number of Units Outstanding, End of Period                                              --         --         --       7,395
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.265    $11.910     $12.104
Accumulation Unit Value, End of Period                                             $11.265    $11.910    $12.104     $13.238
Number of Units Outstanding, End of Period                                               0        845        864         880
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.235    $13.283     $13.658
Accumulation Unit Value, End of Period                                             $12.235    $13.283    $13.658     $15.470
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.602    $14.308     $15.687
Accumulation Unit Value, End of Period                                             $12.602    $14.308    $15.687     $19.578
Number of Units Outstanding, End of Period                                           2,837      2,943      4,334       5,149
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.101    $13.319     $14.161
Accumulation Unit Value, End of Period                                             $12.101    $13.319    $14.161     $15.765
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.874
Accumulation Unit Value, End of Period                                                  --         --    $10.874     $12.327
Number of Units Outstanding, End of Period                                              --         --      2,726       3,145
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.672    $11.979     $12.372
Accumulation Unit Value, End of Period                                             $11.672    $11.979    $12.372     $12.746
Number of Units Outstanding, End of Period                                               0          0          0         406


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.



ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase)
Option, and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Enhanced Beneficiary
Protection (Annual Increase) Option, and the Earnings Protection Death Benefit
Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I.
Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income
Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.20% and an administrative charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.143    $13.331     $15.971
Accumulation Unit Value, End of Period                                             $12.143    $13.331    $15.971     $16.782
Number of Units Outstanding, End of Period                                               0        425        425           0
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.169    $12.853     $13.219
Accumulation Unit Value, End of Period                                             $12.169    $12.853    $13.219     $14.301
Number of Units Outstanding, End of Period                                             486      3,773      3,774       2,846
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.796    $12.765     $14.691
Accumulation Unit Value, End of Period                                             $11.796    $12.765    $14.691     $14.902
Number of Units Outstanding, End of Period                                               0      2,870      2,564       2,693
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.596    $13.829     $14.628
Accumulation Unit Value, End of Period                                             $12.596    $13.829    $14.628     $18.546
Number of Units Outstanding, End of Period                                             240        846        824         362
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.509    $13.710     $14.245
Accumulation Unit Value, End of Period                                             $12.509    $13.710    $14.245     $16.457
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.874    $14.408     $14.932
Accumulation Unit Value, End of Period                                             $12.874    $14.408    $14.932     $17.726
Number of Units Outstanding, End of Period                                             466      1,912      2,288       1,759
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.247    $12.028     $11.967
Accumulation Unit Value, End of Period                                             $11.247    $12.028    $11.967     $12.734
Number of Units Outstanding, End of Period                                             306      2,277      4,498       4,425
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.579    $12.514     $13.035
Accumulation Unit Value, End of Period                                             $11.579    $12.514    $13.035     $14.500
Number of Units Outstanding, End of Period                                               0          0          0           0
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.234    $10.496     $10.561
Accumulation Unit Value, End of Period                                             $10.234    $10.496    $10.561     $10.860
Number of Units Outstanding, End of Period                                               0      6,630     14,331      16,325
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.943     $9.819      $9.730
Accumulation Unit Value, End of Period                                              $9.943     $9.819     $9.730      $9.881
Number of Units Outstanding, End of Period                                           1,479      3,785     10,455       9,503
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.862     $9.686      $9.694
Accumulation Unit Value, End of Period                                              $9.862     $9.686     $9.694      $9.875
Number of Units Outstanding, End of Period                                               0      5,503     13,123      13,330
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.023    $12.944     $13.196
Accumulation Unit Value, End of Period                                             $12.023    $12.944    $13.196     $14.841
Number of Units Outstanding, End of Period                                               0        723        838       2,743
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.944    $12.838     $13.543
Accumulation Unit Value, End of Period                                             $11.944    $12.838    $13.543     $15.170
Number of Units Outstanding, End of Period                                             983      3,944      3,851       2,108
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.419    $13.408     $14.966
Accumulation Unit Value, End of Period                                             $11.419    $13.408    $14.966     $17.536
Number of Units Outstanding, End of Period                                               0        769        769         316
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.235    $12.071     $13.214
Accumulation Unit Value, End of Period                                             $11.235    $12.071    $13.214     $14.292
Number of Units Outstanding, End of Period                                               0          0        239         238
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $14.801    $17.770     $23.204
Accumulation Unit Value, End of Period                                             $14.801    $17.770    $23.204     $31.070
Number of Units Outstanding, End of Period                                               0          0          0          66
Van Kampen UIF Equity Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.627    $12.193     $13.745
Accumulation Unit Value, End of Period                                             $11.627    $12.193    $13.745     $13.928
Number of Units Outstanding, End of Period                                           1,274      1,267          0           0
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.535    $12.556     $13.162
Accumulation Unit Value, End of Period                                             $11.535    $12.556    $13.162     $14.464
Number of Units Outstanding, End of Period                                           1,026      4,638      8,772       7,985
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.159    $13.384     $14.630
Accumulation Unit Value, End of Period                                             $12.159    $13.384    $14.630     $17.353
Number of Units Outstanding, End of Period                                           1,114      3,327      3,826       4,068
Van Kampen UIF International Growth Equity, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.680
Number of Units Outstanding, End of Period                                              --         --         --         287
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.018    $15.436     $17.675
Accumulation Unit Value, End of Period                                             $13.018    $15.436    $17.675     $18.830
Number of Units Outstanding, End of Period                                               0        273      3,429       3,493
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.520    $15.697     $17.297
Accumulation Unit Value, End of Period                                             $13.520    $15.697    $17.297     $18.883
Number of Units Outstanding, End of Period                                               0          0          0         310
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.309    $14.878     $16.287
Accumulation Unit Value, End of Period                                             $13.309    $14.878    $16.287     $19.178
Number of Units Outstanding, End of Period                                             783        778      1,581       4,498
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.690    $16.855     $19.209
Accumulation Unit Value, End of Period                                             $12.690    $16.855    $19.209     $25.815
Number of Units Outstanding, End of Period                                               0      1,392      1,492       1,429
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.768    $14.319     $15.531
Accumulation Unit Value, End of Period                                             $12.768    $14.319    $15.531     $15.907
Number of Units Outstanding, End of Period                                               0          0          0           0
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.432    $14.250     $14.482
Accumulation Unit Value, End of Period                                             $12.432    $14.250    $14.482     $16.405
Number of Units Outstanding, End of Period                                           2,582      7,437     22,517      24,051
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.331    $13.735     $14.711
Accumulation Unit Value, End of Period                                             $12.331    $13.735    $14.711     $16.655
Number of Units Outstanding, End of Period                                           2,571      4,803      7,541       7,232
Van Kampen LIT Strategic Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.765    $12.262     $12.884
Accumulation Unit Value, End of Period                                             $11.765    $12.262    $12.884     $12.907
Number of Units Outstanding, End of Period                                           2,098      2,088      1,074       1,070
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.826    $13.876     $14.281
Accumulation Unit Value, End of Period                                             $12.826    $13.876    $14.281     $15.744
Number of Units Outstanding, End of Period                                               0      1,284      1,276       1,236
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.176    $12.638     $13.395
Accumulation Unit Value, End of Period                                             $12.176    $12.638    $13.395     $13.868
Number of Units Outstanding, End of Period                                               0          0          0           0
AIM V.I. Core Equity-Series II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.723
Number of Units Outstanding, End of Period                                              --         --         --           0
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.745     $11.251
Accumulation Unit Value, End of Period                                                  --    $10.745    $11.251     $12.189
Number of Units Outstanding, End of Period                                              --          0          0           0
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.386    $13.847     $13.547
Accumulation Unit Value, End of Period                                             $12.386    $13.847    $15.090     $15.470
Number of Units Outstanding, End of Period                                               0          0          0         974
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.221    $13.268     $15.090
Accumulation Unit Value, End of Period                                             $12.221    $13.268    $13.547     $14.547
Number of Units Outstanding, End of Period                                               0      1,052      1,052           0
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.813
Accumulation Unit Value, End of Period                                                  --         --    $11.813     $15.581
Number of Units Outstanding, End of Period                                              --         --        172       3,444
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.425    $12.083     $13.546
Accumulation Unit Value, End of Period                                             $11.425    $12.083    $13.546     $13.138
Number of Units Outstanding, End of Period                                               0        309        309         309
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.540    $15.737     $16.381
Accumulation Unit Value, End of Period                                             $13.540    $15.737    $16.381     $18.262
Number of Units Outstanding, End of Period                                             795      1,432      4,652       5,087
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.896
Accumulation Unit Value, End of Period                                                  --         --    $10.896     $13.136
Number of Units Outstanding, End of Period                                              --         --      3,701       3,421
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.676
Accumulation Unit Value, End of Period                                                  --         --    $10.676     $12.614
Number of Units Outstanding, End of Period                                              --         --          0           0
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.828
Accumulation Unit Value, End of Period                                                  --         --    $11.828     $12.866
Number of Units Outstanding, End of Period                                              --         --      2,032       3,570
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.031
Accumulation Unit Value, End of Period                                                  --         --    $11.031     $12.152
Number of Units Outstanding, End of Period                                              --         --        122       3,572
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.420
Accumulation Unit Value, End of Period                                                  --         --    $10.420     $11.293
Number of Units Outstanding, End of Period                                              --         --        587         765
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $12.045
Accumulation Unit Value, End of Period                                                  --         --    $12.045     $13.217
Number of Units Outstanding, End of Period                                              --         --      2,601       3,443
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.158
Number of Units Outstanding, End of Period                                              --         --         --         302
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.094
Accumulation Unit Value, End of Period                                                  --         --    $11.094     $11.393
Number of Units Outstanding, End of Period                                              --         --      3,577       3,826
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.637     $10.728
Accumulation Unit Value, End of Period                                                  --    $10.637    $10.728     $11.453
Number of Units Outstanding, End of Period                                              --        985        946         884
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.179     $11.088
Accumulation Unit Value, End of Period                                                  --    $11.179    $11.088     $12.798
Number of Units Outstanding, End of Period                                              --          0     11,109      17,519
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.320
Accumulation Unit Value, End of Period                                                  --         --    $11.320     $13.597
Number of Units Outstanding, End of Period                                              --         --          0       1,958
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.892     $11.755
Accumulation Unit Value, End of Period                                                  --    $10.892    $11.755     $13.584
Number of Units Outstanding, End of Period                                              --          0         43       1,203
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.457     $12.321
Accumulation Unit Value, End of Period                                                  --    $11.457    $12.321     $14.607
Number of Units Outstanding, End of Period                                              --        522     10,520      12,719
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.467
Accumulation Unit Value, End of Period                                                  --         --    $10.467     $12.530
Number of Units Outstanding, End of Period                                              --         --         48       1,318
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.316
Accumulation Unit Value, End of Period                                                  --         --    $11.316     $12.832
Number of Units Outstanding, End of Period                                              --         --      3,591       5,690
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.282
Accumulation Unit Value, End of Period                                                  --         --    $11.282     $12.365
Number of Units Outstanding, End of Period                                              --         --      3,706       5,560
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $11.211
Accumulation Unit Value, End of Period                                                  --         --    $11.211     $12.354
Number of Units Outstanding, End of Period                                              --         --        689       2,726
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.445
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.652
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.070
Number of Units Outstanding, End of Period                                              --         --         --           0
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.251
Number of Units Outstanding, End of Period                                              --         --         --         897
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.257    $11.890     $12.071
Accumulation Unit Value, End of Period                                             $11.257    $11.890    $12.071     $13.188
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.226    $13.260     $13.621
Accumulation Unit Value, End of Period                                             $12.226    $13.260    $13.621     $15.412
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.594    $14.284     $15.644
Accumulation Unit Value, End of Period                                             $12.594    $14.284    $15.644     $19.505
Number of Units Outstanding, End of Period                                               0        610        868       1,035
Putnam VT Investors-Class IB Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.093    $13.296     $14.122
Accumulation Unit Value, End of Period                                             $12.093    $13.296    $14.122     $15.706
Number of Units Outstanding, End of Period                                               0          0          0           0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                            --         --    $10.000     $10.866
Accumulation Unit Value, End of Period                                                  --         --    $10.866     $12.306
Number of Units Outstanding, End of Period                                              --         --         62       1,084
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.664    $11.958     $12.338
Accumulation Unit Value, End of Period                                             $11.664    $11.958    $12.338     $12.698
Number of Units Outstanding, End of Period                                               0        729        743         788



(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam
VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging
Markets Debt, Class II Sub-Account are no longer available for new investments.
If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series
II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                     THE ALLSTATE ADVISOR VARIABLE ANNUITIES
                          (Advisor, Advisor Preferred)

              Statement of Additional Information dated May 1, 2007

Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P.O. Box 80469 Lincoln, NE 68501-0469
1-800-203-0068


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Allstate Advisor

-  Allstate Advisor Preferred

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2007 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS



Additions, Deletions or Substitutions of Investments
The Contracts
         Distribution
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
         Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
                  Premium Taxes
                  Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
-------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
-------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

AGREEMENTS WITH THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

On March 8, 2006, Allstate Life Insurance Company ("Allstate Life")announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc., and its subsidiary, The Prudential Insurance Company of America ("PICA"), pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

o Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

o Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

o Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity Contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:

A.G. Edwards and Sons, Inc. AIG Financial Advisors American General Securities, Inc.
Associated Investment Services, Inc.
Bank Insurance & Securities
Bancnorth Investment Group, Inc.
Citicorp Investment Services
Comerica Securities
Compass Brokerage, Inc.
CUNA Brokerage Services. Inc.
Cuso Financial Services, Inc.
FSC Securities Corporation
First Merit Securities, Inc.
Independent Financial Marketing Group, Inc.
Merrill Lynch
National City Investments, Inc.
National Planning Corporation
PNC Investments LLC
Primevest Financial Services, Inc.
Putnam
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sentra Securities
Smith Barney
Stifel, Nicolaus & Company, Inc.
UBS Financial Services, Inc.
Union Bank of California (UBOC)
US Bancorp Investments Inc.
UVEST Financial Services Group, Inc.
Webster Investment Services, Inc.
Wescom Financial


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal years ending December 31, 2006, December 31, 2005, and December 31, 2004 was $0. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.




CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
-------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS
-------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
-------------------------------------------------------------------------------

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the underlying financial statements of the sub-accounts, as of December 31, 2006 and for each of the periods in the two year period then ended, the consolidated financial statements of Allstate Life as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, the related consolidated financial statement schedules of Allstate Life, and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered.

Allstate Advisor Contracts

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture, Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.30% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                            2003       2004       2005        2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.739    $11.294     $11.026
Accumulation Unit Value, End of Period                                             $10.739    $11.294    $11.026     $12.038
Number of Units Outstanding, End of Period                                             964      3,836      5,467       5,241
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.346    $12.775     $13.722
Accumulation Unit Value, End of Period                                             $11.346    $12.775    $13.722     $15.707
Number of Units Outstanding, End of Period                                           2,917      6,884      8,382       7,372
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.252    $12.780     $13.062
Accumulation Unit Value, End of Period                                             $11.252    $12.780    $13.062     $15.758
Number of Units Outstanding, End of Period                                           2,743     15,696     18,249      18,487
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.427    $13.150     $14.810
Accumulation Unit Value, End of Period                                             $11.427    $13.150    $14.810     $16.154
Number of Units Outstanding, End of Period                                             785      4,185      4,707       4,868
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.221    $14.951     $16.482
Accumulation Unit Value, End of Period                                             $12.221    $14.951    $16.482     $18.852
Number of Units Outstanding, End of Period                                           2,986      3,904      8,608       9,313
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.277
Number of Units Outstanding, End of Period                                              --         --         --      11,937
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.469
Number of Units Outstanding, End of Period                                              --         --         --         583
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.498
Number of Units Outstanding, End of Period                                              --         --         --      25,796
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.507
Number of Units Outstanding, End of Period                                              --         --         --       4,370
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.359
Number of Units Outstanding, End of Period                                              --         --         --           0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.753
Number of Units Outstanding, End of Period                                              --         --         --         570
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $10.831
Number of Units Outstanding, End of Period                                              --         --         --       5,530
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.885
Number of Units Outstanding, End of Period                                              --         --         --       3,085
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.837    $13.446    $14.651     $14.941
Accumulation Unit Value, End of Period                                             $13.446    $14.651    $14.941     $17.185
Number of Units Outstanding, End of Period                                           5,295     34,192     49,672      51,626
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.248     $11.259
Accumulation Unit Value, End of Period                                                  --    $11.248    $11.259     $13.114
Number of Units Outstanding, End of Period                                              --      6,273     62,920      94,080
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.528     $10.481
Accumulation Unit Value, End of Period                                                  --    $10.528    $10.481     $11.451
Number of Units Outstanding, End of Period                                              --        450      6,111      16,692
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $12.492    $14.621    $17.823     $19.098
Accumulation Unit Value, End of Period                                             $14.621    $17.823    $19.098     $22.009
Number of Units Outstanding, End of Period                                           1,789      8,885     13,413      14,330
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.260     $10.350
Accumulation Unit Value, End of Period                                                  --    $10.260    $10.350     $10.606
Number of Units Outstanding, End of Period                                              --      1,165     17,963      21,510
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --     $11.026
Number of Units Outstanding, End of Period                                              --         --         --       1,942
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.414    $12.737    $14.133     $15.392
Accumulation Unit Value, End of Period                                             $12.737    $14.133    $15.392     $17.951
Number of Units Outstanding, End of Period                                           5,790     43,567     75,962      90,116
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $13.307    $16.942    $20.814     $26.129
Accumulation Unit Value, End of Period                                             $16.942    $20.814    $26.129     $32.971
Number of Units Outstanding, End of Period                                             311        733      2,745       3,963
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.603    $13.653    $15.942     $17.302
Accumulation Unit Value, End of Period                                             $13.653    $15.942    $17.302     $20.700
Number of Units Outstanding, End of Period                                           3,016      8,395     30,763      39,738
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.915     $11.500
Accumulation Unit Value, End of Period                                                  --    $10.915    $11.500     $12.988
Number of Units Outstanding, End of Period                                              --          0      2,024       3,328
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.365     $10.345
Accumulation Unit Value, End of Period                                                  --    $10.365    $10.345     $11.142
Number of Units Outstanding, End of Period                                              --      1,656      7,508      13,073
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.899     $11.086
Accumulation Unit Value, End of Period                                                  --    $10.899    $11.086     $12.807
Number of Units Outstanding, End of Period                                              --          0     22,386      30,987
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.147     $11.489
Accumulation Unit Value, End of Period                                                  --    $11.147    $11.489     $12.212
Number of Units Outstanding, End of Period                                              --      2,262      9,706      11,818
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.130     $11.866
Accumulation Unit Value, End of Period                                                  --    $11.130    $11.866     $13.120
Number of Units Outstanding, End of Period                                              --          0      5,672       8,938
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $12.038    $13.148    $14.220     $14.523
Accumulation Unit Value, End of Period                                             $13.148    $14.220    $14.523     $15.861
Number of Units Outstanding, End of Period                                           1,955     16,454     25,162      28,996
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.113     $10.195
Accumulation Unit Value, End of Period                                                  --    $10.113    $10.195     $10.539
Number of Units Outstanding, End of Period                                              --          0      9,049      14,361
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.111    $12.306    $12.925     $13.352
Accumulation Unit Value, End of Period                                             $12.306    $12.925    $13.352     $14.164
Number of Units Outstanding, End of Period                                           3,879     19,281     60,874      68,924
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.809    $14.292    $16.737     $18.807
Accumulation Unit Value, End of Period                                             $14.292    $16.737    $18.807     $21.744
Number of Units Outstanding, End of Period                                           1,056      2,998      2,638       2,391
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $12.231    $13.010    $13.936     $14.004
Accumulation Unit Value, End of Period                                             $13.010    $13.936    $14.004     $15.069
Number of Units Outstanding, End of Period                                           2,542     26,631     62,135      64,010
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.490    $12.685    $13.639     $14.208
Accumulation Unit Value, End of Period                                             $12.685    $13.639    $14.208     $16.062
Number of Units Outstanding, End of Period                                           2,349     16,936     25,218      26,433
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $12.679    $14.723    $17.285     $18.683
Accumulation Unit Value, End of Period                                             $14.723    $17.285    $18.683     $21.103
Number of Units Outstanding, End of Period                                           3,309      7,958     13,705      20,412
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $12.267    $12.440    $14.636     $16.147
Accumulation Unit Value, End of Period                                             $12.440    $14.636    $16.147     $16.337
Number of Units Outstanding, End of Period                                             476      5,002     14,594      17,085
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.482    $12.186    $13.017     $13.141
Accumulation Unit Value, End of Period                                             $12.186    $13.017    $13.141     $13.883
Number of Units Outstanding, End of Period                                           5,590     49,302     75,255      89,110
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.617    $12.483    $13.417     $14.139
Accumulation Unit Value, End of Period                                             $12.483    $13.417    $14.139     $15.720
Number of Units Outstanding, End of Period                                               0      2,768      6,775       7,066
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $12.251    $13.559    $14.841     $15.385
Accumulation Unit Value, End of Period                                             $13.559    $14.841    $15.385     $17.568
Number of Units Outstanding, End of Period                                           2,418     12,548     14,577      13,975
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                       $11.022    $11.348    $11.976     $13.355
Accumulation Unit Value, End of Period                                             $11.348    $11.976    $13.355     $13.524
Number of Units Outstanding, End of Period                                             616      2,932      3,263       3,194
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $12.439    $13.398    $14.590     $14.819
Accumulation Unit Value, End of Period                                             $13.398    $14.590    $14.819     $16.135
Number of Units Outstanding, End of Period                                           1,898     21,390     28,503      31,820
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $10.501    $10.484    $10.786     $10.877
Accumulation Unit Value, End of Period                                             $10.484    $10.786    $10.877     $11.199
Number of Units Outstanding, End of Period                                           4,246     19,979     23,750      30,158
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.487    $13.436    $15.379     $16.999
Accumulation Unit Value, End of Period                                             $13.436    $15.379    $16.999     $21.388
Number of Units Outstanding, End of Period                                           2,435      3,712      3,968       6,719
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.823    $13.044    $14.474     $15.514
Accumulation Unit Value, End of Period                                             $13.044    $14.474    $15.514     $17.413
Number of Units Outstanding, End of Period                                               0          0          0           0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $9.944     $9.893     $9.809      $9.908
Accumulation Unit Value, End of Period                                              $9.893     $9.809     $9.908     $10.190
Number of Units Outstanding, End of Period                                           3,117     48,706     56,921      65,497
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                       $12.463    $13.550    $14.724     $15.957
Accumulation Unit Value, End of Period                                             $13.550    $14.724    $15.957     $17.065
Number of Units Outstanding, End of Period                                             673      2,442      2,457       2,433
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $12.824    $14.632    $16.638     $17.357
Accumulation Unit Value, End of Period                                             $14.632    $16.638    $17.357     $19.837
Number of Units Outstanding, End of Period                                               0      5,488      9,426      11,326
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                       $12.076    $13.148    $13.932     $14.412
Accumulation Unit Value, End of Period                                             $13.148    $13.932    $14.412     $15.804
Number of Units Outstanding, End of Period                                             519      6,590      6,197       5,974
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.476    $12.132    $12.932     $13.249
Accumulation Unit Value, End of Period                                             $12.132    $12.932    $13.249     $14.608
Number of Units Outstanding, End of Period                                           5,770     20,704     23,552      23,881
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                       $12.753    $14.114    $16.907     $18.084
Accumulation Unit Value, End of Period                                             $14.114    $16.907    $18.084     $22.631
Number of Units Outstanding, End of Period                                           1,600      1,852      1,649           0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $12.534    $13.616    $15.909     $17.577
Accumulation Unit Value, End of Period                                             $13.616    $15.909    $17.577     $18.260
Number of Units Outstanding, End of Period                                           1,225      1,377      1,339       1,305
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.647    $12.448    $12.880     $13.410
Accumulation Unit Value, End of Period                                             $12.448    $12.880    $13.410     $13.929
Number of Units Outstanding, End of Period                                           3,123      4,150      8,473      11,569
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.138     $12.191
Accumulation Unit Value, End of Period                                                  --    $11.138    $12.191     $12.601
Number of Units Outstanding, End of Period                                              --        209        230         277
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.351     $11.642
Accumulation Unit Value, End of Period                                                  --    $11.351    $11.642     $13.309
Number of Units Outstanding, End of Period                                              --      5,627     38,093      42,742
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.877    $13.408    $15.073     $16.293
Accumulation Unit Value, End of Period                                             $13.408    $15.073    $16.293     $18.614
Number of Units Outstanding, End of Period                                             105      6,657      9,414       9,456
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.000     $9.905      $9.995
Accumulation Unit Value, End of Period                                             $10.000     $9.905     $9.995     $10.257
Number of Units Outstanding, End of Period                                               0     31,382     53,761      59,010
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $11.122    $11.785    $12.396     $13.145
Accumulation Unit Value, End of Period                                             $11.785    $12.396    $13.145     $13.289
Number of Units Outstanding, End of Period                                             102      2,093      5,891       7,109
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                       $12.721    $13.929    $15.105     $16.686
Accumulation Unit Value, End of Period                                             $13.929    $15.105    $16.686     $18.214
Number of Units Outstanding, End of Period                                               0      7,454     10,377      11,803
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.974     $11.609
Accumulation Unit Value, End of Period                                                  --    $10.974    $11.609     $12.875
Number of Units Outstanding, End of Period                                              --        450      1,213       3,373
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $10.745     $12.224
Accumulation Unit Value, End of Period                                                  --    $10.745    $12.224     $12.501
Number of Units Outstanding, End of Period                                              --        493        471         840
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.000    $11.109     $12.254
Accumulation Unit Value, End of Period                                             $10.000    $11.109    $12.254     $14.669
Number of Units Outstanding, End of Period                                               0      3,320      6,051      10,488
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            --         --         --     $10.000
Accumulation Unit Value, End of Period                                                  --         --         --      $9.840
Number of Units Outstanding, End of Period                                              --         --         --       1,333
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                       $12.120    $13.603    $15.939     $17.725
Accumulation Unit Value, End of Period                                             $13.603    $15.939    $17.725     $19.529
Number of Units Outstanding, End of Period                                               0        942      1,075       1,758
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            --    $10.000    $11.308     $12.493
Accumulation Unit Value, End of Period                                                  --    $11.308    $12.493     $14.845
Number of Units Outstanding, End of Period                                              --      1,994      8,987       9,854
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                       $12.641    $14.569    $19.529     $22.461
Accumulation Unit Value, End of Period                                             $14.569    $19.529    $22.461     $30.463
Number of Units Outstanding, End of Period                                             388     11,430     19,368      19,421



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and the STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.

















Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.35% and Administrative
Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                             2003       2004       2005       2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                        $10.000    $10.737    $11.285    $11.012
Accumulation Unit Value, End of Period                                              $10.737    $11.285    $11.012    $12.017
Number of Units Outstanding, End of Period                                                0          0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                        $10.000    $11.343    $12.766    $13.704
Accumulation Unit Value, End of Period                                              $11.343    $12.766    $13.704    $15.679
Number of Units Outstanding, End of Period                                                0          0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $11.249    $12.770    $13.045
Accumulation Unit Value, End of Period                                              $11.249    $12.770    $13.045    $15.730
Number of Units Outstanding, End of Period                                                0          0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                        $10.000    $11.425    $13.141    $14.791
Accumulation Unit Value, End of Period                                              $11.425    $13.141    $14.791    $16.125
Number of Units Outstanding, End of Period                                                0          0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $12.218    $14.940    $16.462
Accumulation Unit Value, End of Period                                              $12.218    $14.940    $16.462    $18.819
Number of Units Outstanding, End of Period                                                0          0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --    $10.273
Number of Units Outstanding, End of Period                                               --         --         --          0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --    $10.465
Number of Units Outstanding, End of Period                                               --         --         --          0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --    $10.495
Number of Units Outstanding, End of Period                                               --         --         --          0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --    $10.504
Number of Units Outstanding, End of Period                                               --         --         --          0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --    $10.356
Number of Units Outstanding, End of Period                                               --         --         --          0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --     $9.749
Number of Units Outstanding, End of Period                                               --         --         --          0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --    $10.828
Number of Units Outstanding, End of Period                                               --         --         --          0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --     $9.882
Number of Units Outstanding, End of Period                                               --         --         --          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.829    $13.434    $14.631    $14.912
Accumulation Unit Value, End of Period                                              $13.434    $14.631    $14.912    $17.144
Number of Units Outstanding, End of Period                                                0          0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $11.244    $11.249
Accumulation Unit Value, End of Period                                                   --    $11.244    $11.249    $13.097
Number of Units Outstanding, End of Period                                               --          0      5,807      6,086
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $10.527    $10.475
Accumulation Unit Value, End of Period                                                   --    $10.527    $10.475    $11.438
Number of Units Outstanding, End of Period                                               --          0          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.484    $14.608    $17.798    $19.062
Accumulation Unit Value, End of Period                                              $14.608    $17.798    $19.062    $21.956
Number of Units Outstanding, End of Period                                                0          0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $10.256    $10.342
Accumulation Unit Value, End of Period                                                   --    $10.256    $10.342    $10.592
Number of Units Outstanding, End of Period                                               --          0          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --    $11.022
Number of Units Outstanding, End of Period                                               --         --         --          0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.407    $12.726    $14.113    $15.363
Accumulation Unit Value, End of Period                                              $12.726    $14.113    $15.363    $17.907
Number of Units Outstanding, End of Period                                                0          0      4,127      3,943
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $13.298    $16.927    $20.785    $26.079
Accumulation Unit Value, End of Period                                              $16.927    $20.785    $26.079    $32.892
Number of Units Outstanding, End of Period                                                0          0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.596    $13.641    $15.920    $17.269
Accumulation Unit Value, End of Period                                              $13.641    $15.920    $17.269    $20.650
Number of Units Outstanding, End of Period                                                0          0      3,672      3,476
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $10.913    $11.493
Accumulation Unit Value, End of Period                                                   --    $10.913    $11.493    $12.973
Number of Units Outstanding, End of Period                                               --          0          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $10.364    $10.338
Accumulation Unit Value, End of Period                                                   --    $10.364    $10.338    $11.129
Number of Units Outstanding, End of Period                                               --          0          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $10.897    $11.079
Accumulation Unit Value, End of Period                                                   --    $10.897    $11.079    $12.793
Number of Units Outstanding, End of Period                                               --          0          0        641
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $11.146    $11.482
Accumulation Unit Value, End of Period                                                   --    $11.146    $11.482    $12.198
Number of Units Outstanding, End of Period                                               --          0          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $11.129    $11.859
Accumulation Unit Value, End of Period                                                   --    $11.129    $11.859    $13.105
Number of Units Outstanding, End of Period                                               --          0          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.031    $13.136    $14.200    $14.496
Accumulation Unit Value, End of Period                                              $13.136    $14.200    $14.496    $15.823
Number of Units Outstanding, End of Period                                                0          0          0          0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $10.111    $10.188
Accumulation Unit Value, End of Period                                                   --    $10.111    $10.188    $10.527
Number of Units Outstanding, End of Period                                               --          0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.110    $12.302    $12.914    $13.334
Accumulation Unit Value, End of Period                                              $12.302    $12.914    $13.334    $14.137
Number of Units Outstanding, End of Period                                                0          0          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.801    $14.279    $16.714    $18.771
Accumulation Unit Value, End of Period                                              $14.279    $16.714    $18.771    $21.692
Number of Units Outstanding, End of Period                                                0          0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.223    $12.999    $13.916    $13.977
Accumulation Unit Value, End of Period                                              $12.999    $13.916    $13.977    $15.032
Number of Units Outstanding, End of Period                                                0          0          0        909
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.482    $12.674    $13.620    $14.181
Accumulation Unit Value, End of Period                                              $12.674    $13.620    $14.181    $16.023
Number of Units Outstanding, End of Period                                                0          0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.671    $14.710    $17.261    $18.647
Accumulation Unit Value, End of Period                                              $14.710    $17.261    $18.647    $21.052
Number of Units Outstanding, End of Period                                                0          0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.259    $12.429    $14.616    $16.116
Accumulation Unit Value, End of Period                                              $12.429    $14.616    $16.116    $16.297
Number of Units Outstanding, End of Period                                                0          0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.475    $12.175    $12.999    $13.116
Accumulation Unit Value, End of Period                                              $12.175    $12.999    $13.116    $13.849
Number of Units Outstanding, End of Period                                                0          0          0        987
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.609    $12.472    $13.398    $14.112
Accumulation Unit Value, End of Period                                              $12.472    $13.398    $14.112    $15.682
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.243    $13.547    $14.821    $15.356
Accumulation Unit Value, End of Period                                              $13.547    $14.821    $15.356    $17.526
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $11.014    $11.338    $11.959    $13.329
Accumulation Unit Value, End of Period                                              $11.338    $11.959    $13.329    $13.491
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.431    $13.387    $14.570    $14.790
Accumulation Unit Value, End of Period                                              $13.387    $14.570    $14.790    $16.096
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.494    $10.475    $10.771    $10.856
Accumulation Unit Value, End of Period                                              $10.475    $10.771    $10.856    $11.172
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.480    $13.424    $15.358    $16.966
Accumulation Unit Value, End of Period                                              $13.424    $15.358    $16.966    $21.337
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.815    $13.032    $14.454    $15.485
Accumulation Unit Value, End of Period                                              $13.032    $14.454    $15.485    $17.371
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                         $9.938     $9.884     $9.796     $9.889
Accumulation Unit Value, End of Period                                               $9.884     $9.796     $9.889    $10.165
Number of Units Outstanding, End of Period                                                0          0          0      1,076
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.454    $13.538    $14.704    $15.926
Accumulation Unit Value, End of Period                                              $13.538    $14.704    $15.926    $17.024
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.816    $14.619    $16.615    $17.324
Accumulation Unit Value, End of Period                                              $14.619    $16.615    $17.324    $19.789
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.068    $13.136    $13.912    $14.385
Accumulation Unit Value, End of Period                                              $13.136    $13.912    $14.385    $15.766
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.468    $12.121    $12.914    $13.224
Accumulation Unit Value, End of Period                                              $12.121    $12.914    $13.224    $14.573
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.745    $14.101    $16.883    $18.050
Accumulation Unit Value, End of Period                                              $14.101    $16.883    $18.050    $22.577
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.526    $13.604    $15.887    $17.543
Accumulation Unit Value, End of Period                                              $13.604    $15.887    $17.543    $18.216
Number of Units Outstanding, End of Period                                                0          0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.639    $12.437    $12.862    $13.385
Accumulation Unit Value, End of Period                                              $12.437    $12.862    $13.385    $13.896
Number of Units Outstanding, End of Period                                                0          0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $11.134    $12.181
Accumulation Unit Value, End of Period                                                   --    $11.134    $12.181    $12.584
Number of Units Outstanding, End of Period                                               --          0          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $11.347    $11.632
Accumulation Unit Value, End of Period                                                   --    $11.347    $11.632    $13.291
Number of Units Outstanding, End of Period                                               --          0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.869    $13.396    $15.052    $16.262
Accumulation Unit Value, End of Period                                              $13.396    $15.052    $16.262    $18.570
Number of Units Outstanding, End of Period                                                0          0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $10.000     $9.900     $9.985
Accumulation Unit Value, End of Period                                              $10.000     $9.900     $9.985    $10.241
Number of Units Outstanding, End of Period                                                0          0          0          0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.115    $11.774    $12.379    $13.120
Accumulation Unit Value, End of Period                                              $11.774    $12.379    $13.120    $13.257
Number of Units Outstanding, End of Period                                                0          0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.712    $13.917    $15.084    $16.654
Accumulation Unit Value, End of Period                                              $13.917    $15.084    $16.654    $18.170
Number of Units Outstanding, End of Period                                                0          0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $10.971    $11.599
Accumulation Unit Value, End of Period                                                   --    $10.971    $11.599    $12.858
Number of Units Outstanding, End of Period                                               --          0          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $10.742    $12.214
Accumulation Unit Value, End of Period                                                   --    $10.742    $12.214    $12.485
Number of Units Outstanding, End of Period                                               --          0          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $10.000    $10.000    $11.103    $12.242
Accumulation Unit Value, End of Period                                              $10.000    $11.103    $12.242    $14.647
Number of Units Outstanding, End of Period                                                0          0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --         --         --    $10.000
Accumulation Unit Value, End of Period                                                   --         --         --     $9.836
Number of Units Outstanding, End of Period                                               --         --         --          0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.119    $13.598    $15.926    $17.701
Accumulation Unit Value, End of Period                                              $13.598    $15.926    $17.701    $19.492
Number of Units Outstanding, End of Period                                                0          0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --    $10.000    $11.304    $12.482
Accumulation Unit Value, End of Period                                                   --    $11.304    $12.482    $14.825
Number of Units Outstanding, End of Period                                               --          0          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.633    $14.556    $19.501    $22.419
Accumulation Unit Value, End of Period                                              $14.556    $19.501    $22.419    $30.390
Number of Units Outstanding, End of Period                                                0          0          0          0


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.















Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.40% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                  2003      2004     2005     2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                             $10.000   $10.734  $11.277  $10.998
Accumulation Unit Value, End of Period                                                   $10.734   $11.277  $10.998  $11.996
Number of Units Outstanding, End of Period                                                 3,004     4,613    4,585    4,609
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                             $10.000   $11.341  $12.756  $13.687
Accumulation Unit Value, End of Period                                                   $11.341   $12.756  $13.687  $15.652
Number of Units Outstanding, End of Period                                                 1,534     6,006    5,719    5,427
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $10.000   $11.247  $12.761  $13.029
Accumulation Unit Value, End of Period                                                   $11.247   $12.761  $13.029  $15.703
Number of Units Outstanding, End of Period                                                     0     1,003    1,015      953
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                             $10.000   $11.422  $13.131  $14.773
Accumulation Unit Value, End of Period                                                   $11.422   $13.131  $14.773  $16.097
Number of Units Outstanding, End of Period                                                 2,152     4,078    4,364    4,388
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $10.000   $12.215  $14.929  $16.441
Accumulation Unit Value, End of Period                                                   $12.215   $14.929  $16.441  $18.786
Number of Units Outstanding, End of Period                                                   243     1,262    1,288    1,295
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --  $10.270
Number of Units Outstanding, End of Period                                                    --        --       --    2,803
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --  $10.462
Number of Units Outstanding, End of Period                                                    --        --       --        0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --  $10.491
Number of Units Outstanding, End of Period                                                    --        --       --        0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --  $10.500
Number of Units Outstanding, End of Period                                                    --        --       --        0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --  $10.352
Number of Units Outstanding, End of Period                                                    --        --       --        0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --   $9.746
Number of Units Outstanding, End of Period                                                    --        --       --        0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --  $10.824
Number of Units Outstanding, End of Period                                                    --        --       --        0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --   $9.879
Number of Units Outstanding, End of Period                                                    --        --       --    2,819
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.825   $13.425  $14.614  $14.888
Accumulation Unit Value, End of Period                                                   $13.425   $14.614  $14.888  $17.107
Number of Units Outstanding, End of Period                                                 7,952    16,293   17,984   17,457
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $11.240  $11.240
Accumulation Unit Value, End of Period                                                        --   $11.240  $11.240  $13.079
Number of Units Outstanding, End of Period                                                    --    10,011   20,532   15,952
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $10.525  $10.468
Accumulation Unit Value, End of Period                                                        --   $10.525  $10.468  $11.425
Number of Units Outstanding, End of Period                                                    --         0    7,184    5,085
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $12.479   $14.599  $17.778  $19.031
Accumulation Unit Value, End of Period                                                   $14.599   $17.778  $19.031  $21.909
Number of Units Outstanding, End of Period                                                 1,794     6,495    8,702    8,636
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $10.253  $10.333
Accumulation Unit Value, End of Period                                                        --   $10.253  $10.333  $10.577
Number of Units Outstanding, End of Period                                                    --       449    1,445    1,463
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --  $11.019
Number of Units Outstanding, End of Period                                                    --        --       --        0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.402   $12.718  $14.097  $15.338
Accumulation Unit Value, End of Period                                                   $12.718   $14.097  $15.338  $17.869
Number of Units Outstanding, End of Period                                                 5,373    20,601   26,818   24,439
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $13.293   $16.917  $20.762  $26.037
Accumulation Unit Value, End of Period                                                   $16.917   $20.762  $26.037  $32.822
Number of Units Outstanding, End of Period                                                     0       725    1,024    1,007
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.591   $13.633  $15.902  $17.241
Accumulation Unit Value, End of Period                                                   $13.633   $15.902  $17.241  $20.606
Number of Units Outstanding, End of Period                                                   287     1,205    8,383    6,639
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $10.912  $11.485
Accumulation Unit Value, End of Period                                                        --   $10.912  $11.485  $12.958
Number of Units Outstanding, End of Period                                                    --         0    7,092    6,553
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $10.363  $10.332
Accumulation Unit Value, End of Period                                                        --   $10.363  $10.332  $11.116
Number of Units Outstanding, End of Period                                                    --         0      867      867
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $10.896  $11.072
Accumulation Unit Value, End of Period                                                        --   $10.896  $11.072  $12.778
Number of Units Outstanding, End of Period                                                    --         0        0      897
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $11.144  $11.475
Accumulation Unit Value, End of Period                                                        --   $11.144  $11.475  $12.184
Number of Units Outstanding, End of Period                                                    --         0      984      159
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $11.127  $11.851
Accumulation Unit Value, End of Period                                                        --   $11.127  $11.851  $13.090
Number of Units Outstanding, End of Period                                                    --         0      174      163
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $12.026   $13.128  $14.184  $14.472
Accumulation Unit Value, End of Period                                                   $13.128   $14.184  $14.472  $15.789
Number of Units Outstanding, End of Period                                                 3,163     8,281    9,296   10,241
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $10.110  $10.182
Accumulation Unit Value, End of Period                                                        --   $10.110  $10.182  $10.515
Number of Units Outstanding, End of Period                                                    --         0    5,576    5,192
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.109   $12.298  $12.903  $13.316
Accumulation Unit Value, End of Period                                                   $12.298   $12.903  $13.316  $14.111
Number of Units Outstanding, End of Period                                                   252     3,221    3,000    1,448
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.797   $14.270  $16.695  $18.740
Accumulation Unit Value, End of Period                                                   $14.270   $16.695  $18.740  $21.645
Number of Units Outstanding, End of Period                                                   274     2,492    2,513    3,986
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $12.219   $12.991  $13.901  $13.955
Accumulation Unit Value, End of Period                                                   $12.991   $13.901  $13.955  $15.000
Number of Units Outstanding, End of Period                                                 1,216     8,437    9,362    9,015
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.478   $12.666  $13.604  $14.157
Accumulation Unit Value, End of Period                                                   $12.666   $13.604  $14.157  $15.989
Number of Units Outstanding, End of Period                                                 1,176     8,264    8,686    6,966
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $12.666   $14.701  $17.242  $18.617
Accumulation Unit Value, End of Period                                                   $14.701   $17.242  $18.617  $21.007
Number of Units Outstanding, End of Period                                                 1,774     2,405    2,661    2,631
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $12.254   $12.422  $14.600  $16.090
Accumulation Unit Value, End of Period                                                   $12.422   $14.600  $16.090  $16.263
Number of Units Outstanding, End of Period                                                 1,526     5,431    5,211    5,186
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.470   $12.168  $12.984  $13.095
Accumulation Unit Value, End of Period                                                   $12.168   $12.984  $13.095  $13.820
Number of Units Outstanding, End of Period                                                 2,251     9,938   11,754   13,267
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.605   $12.464  $13.383  $14.089
Accumulation Unit Value, End of Period                                                   $12.464   $13.383  $14.089  $15.649
Number of Units Outstanding, End of Period                                                 2,940     4,055    4,619    4,645
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $12.239   $13.539  $14.804  $15.331
Accumulation Unit Value, End of Period                                                   $13.539   $14.804  $15.331  $17.489
Number of Units Outstanding, End of Period                                                     0        12       28       43
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                             $11.010   $11.331  $11.945  $13.308
Accumulation Unit Value, End of Period                                                   $11.331   $11.945  $13.308  $13.462
Number of Units Outstanding, End of Period                                                     0       970    1,075    1,193
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $12.426   $13.378  $14.554  $14.766
Accumulation Unit Value, End of Period                                                   $13.378   $14.554  $14.766  $16.062
Number of Units Outstanding, End of Period                                                 3,010     6,098    6,719    6,782
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $10.490   $10.469  $10.759  $10.838
Accumulation Unit Value, End of Period                                                   $10.469   $10.759  $10.838  $11.149
Number of Units Outstanding, End of Period                                                 5,937    10,925   12,975   13,810
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.475   $13.416  $15.341  $16.939
Accumulation Unit Value, End of Period                                                   $13.416   $15.341  $16.939  $21.291
Number of Units Outstanding, End of Period                                                     0         0        0        0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.811   $13.024  $14.437  $15.460
Accumulation Unit Value, End of Period                                                   $13.024   $14.437  $15.460  $17.334
Number of Units Outstanding, End of Period                                                     0         0        0        0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                              $9.934    $9.878   $9.785   $9.873
Accumulation Unit Value, End of Period                                                    $9.878    $9.785   $9.873  $10.144
Number of Units Outstanding, End of Period                                                   578    11,999   15,148   12,282
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                             $12.450   $13.530  $14.687  $15.900
Accumulation Unit Value, End of Period                                                   $13.530   $14.687  $15.900  $16.987
Number of Units Outstanding, End of Period                                                    27       136      100       76
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $12.811   $14.610  $16.596  $17.296
Accumulation Unit Value, End of Period                                                   $14.610   $16.596  $17.296  $19.747
Number of Units Outstanding, End of Period                                                     0         0        0        0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                             $12.064   $13.128  $13.896  $14.361
Accumulation Unit Value, End of Period                                                   $13.128   $13.896  $14.361  $15.733
Number of Units Outstanding, End of Period                                                     0     1,356    1,366    1,384
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.464   $12.113  $12.899  $13.202
Accumulation Unit Value, End of Period                                                   $12.113   $12.899  $13.202  $14.542
Number of Units Outstanding, End of Period                                                   253       481      494      507
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                             $12.740   $14.093  $16.864  $18.020
Accumulation Unit Value, End of Period                                                   $14.093   $16.864  $18.020  $22.529
Number of Units Outstanding, End of Period                                                     0       165      162      146
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $12.521   $13.596  $15.869  $17.515
Accumulation Unit Value, End of Period                                                   $13.596   $15.869  $17.515  $18.177
Number of Units Outstanding, End of Period                                                     0         0        0        0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.635   $12.429  $12.847  $13.363
Accumulation Unit Value, End of Period                                                   $12.429   $12.847  $13.363  $13.866
Number of Units Outstanding, End of Period                                                   931     4,227    4,528    4,693
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $11.130  $12.171
Accumulation Unit Value, End of Period                                                        --   $11.130  $12.171  $12.567
Number of Units Outstanding, End of Period                                                    --         0        0        0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $11.343  $11.622
Accumulation Unit Value, End of Period                                                        --   $11.343  $11.622  $13.273
Number of Units Outstanding, End of Period                                                    --       441      439      436
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.864   $13.388  $15.035  $16.235
Accumulation Unit Value, End of Period                                                   $13.388   $15.035  $16.235  $18.530
Number of Units Outstanding, End of Period                                                   396     2,298    2,371    2,373
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $10.000   $10.000   $9.895   $9.975
Accumulation Unit Value, End of Period                                                   $10.000    $9.895   $9.975  $10.226
Number of Units Outstanding, End of Period                                                     0     2,549    3,722    3,829
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $11.111   $11.767  $12.365  $13.098
Accumulation Unit Value, End of Period                                                   $11.767   $12.365  $13.098  $13.229
Number of Units Outstanding, End of Period                                                     0        63      267      284
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             $12.708   $13.908  $15.067  $16.627
Accumulation Unit Value, End of Period                                                   $13.908   $15.067  $16.627  $18.131
Number of Units Outstanding, End of Period                                                 2,525     3,033    3,513    4,325
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $10.967  $11.589
Accumulation Unit Value, End of Period                                                        --   $10.967  $11.589  $12.840
Number of Units Outstanding, End of Period                                                    --         0        0        0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $10.738  $12.203
Accumulation Unit Value, End of Period                                                        --   $10.738  $12.203  $12.468
Number of Units Outstanding, End of Period                                                    --         0        0        0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             $10.000   $10.000  $11.098  $12.230
Accumulation Unit Value, End of Period                                                   $10.000   $11.098  $12.230  $14.625
Number of Units Outstanding, End of Period                                                     0         0        0        0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                  --        --       --  $10.000
Accumulation Unit Value, End of Period                                                        --        --       --   $9.833
Number of Units Outstanding, End of Period                                                    --        --       --        0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             $12.118   $13.593  $15.912  $17.677
Accumulation Unit Value, End of Period                                                   $13.593   $15.912  $17.677  $19.456
Number of Units Outstanding, End of Period                                                     0        52       56       54
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                  --   $10.000  $11.300  $12.472
Accumulation Unit Value, End of Period                                                        --   $11.300  $12.472  $14.805
Number of Units Outstanding, End of Period                                                    --       225      224      223
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             $12.628   $14.547  $19.479  $22.382
Accumulation Unit Value, End of Period                                                   $14.547   $19.479  $22.382  $30.325
Number of Units Outstanding, End of Period                                                 2,836     7,066    6,954    6,680




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.















Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.50% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                          2003         2004         2005        2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.729      $11.260     $10.971
Accumulation Unit Value, End of Period                                           $10.729      $11.260      $10.971     $11.954
Number of Units Outstanding, End of Period                                             0            0            0           0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                     $10.000      $11.335      $12.737     $13.653
Accumulation Unit Value, End of Period                                           $11.335      $12.737      $13.653     $15.597
Number of Units Outstanding, End of Period                                             0            0            0           0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000      $11.241      $12.742     $12.997
Accumulation Unit Value, End of Period                                           $11.241      $12.742      $12.997     $15.648
Number of Units Outstanding, End of Period                                             0            0            0           0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                     $10.000      $11.417      $13.111     $14.736
Accumulation Unit Value, End of Period                                           $11.417      $13.111      $14.736     $16.041
Number of Units Outstanding, End of Period                                             0            0            0           0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000      $12.210      $14.907     $16.400
Accumulation Unit Value, End of Period                                           $12.210      $14.907      $16.400     $18.720
Number of Units Outstanding, End of Period                                            59          317          300         409
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --     $10.263
Number of Units Outstanding, End of Period                                            --           --           --           0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --     $10.454
Number of Units Outstanding, End of Period                                            --           --           --           0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --     $10.484
Number of Units Outstanding, End of Period                                            --           --           --           0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --     $10.493
Number of Units Outstanding, End of Period                                            --           --           --           0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --     $10.345
Number of Units Outstanding, End of Period                                            --           --           --           0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --      $9.739
Number of Units Outstanding, End of Period                                            --           --           --           0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --     $10.816
Number of Units Outstanding, End of Period                                            --           --           --           0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --      $9.872
Number of Units Outstanding, End of Period                                            --           --           --           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.816      $13.409      $14.582     $14.840
Accumulation Unit Value, End of Period                                           $13.409      $14.582      $14.840     $17.034
Number of Units Outstanding, End of Period                                            82          476          498         684
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $11.233     $11.221
Accumulation Unit Value, End of Period                                                --      $11.233      $11.221     $13.044
Number of Units Outstanding, End of Period                                            --            0            0           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $10.523     $10.455
Accumulation Unit Value, End of Period                                                --      $10.523      $10.455     $11.399
Number of Units Outstanding, End of Period                                            --            0            0           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.470      $14.581      $17.739     $18.969
Accumulation Unit Value, End of Period                                           $14.581      $17.739      $18.969     $21.816
Number of Units Outstanding, End of Period                                            49          263          256         350
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $10.246     $10.315
Accumulation Unit Value, End of Period                                                --      $10.246      $10.315     $10.549
Number of Units Outstanding, End of Period                                            --            0            0           0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --     $11.011
Number of Units Outstanding, End of Period                                            --           --           --           0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.394      $12.703      $14.065     $15.288
Accumulation Unit Value, End of Period                                           $12.703      $14.065      $15.288     $17.793
Number of Units Outstanding, End of Period                                            56          332          326         437
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $13.283      $16.896      $20.715     $25.952
Accumulation Unit Value, End of Period                                           $16.896      $20.715      $25.952     $32.682
Number of Units Outstanding, End of Period                                             0            0            0           0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.583      $13.616      $15.866     $17.185
Accumulation Unit Value, End of Period                                           $13.616      $15.866      $17.185     $20.518
Number of Units Outstanding, End of Period                                            26          149          145         190
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $10.909     $11.471
Accumulation Unit Value, End of Period                                                --      $10.909      $11.471     $12.929
Number of Units Outstanding, End of Period                                            --            0            0           0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $10.360     $10.319
Accumulation Unit Value, End of Period                                                --      $10.360      $10.319     $11.091
Number of Units Outstanding, End of Period                                            --            0            0           0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $10.893     $11.057
Accumulation Unit Value, End of Period                                                --      $10.893      $11.057     $12.749
Number of Units Outstanding, End of Period                                            --            0            0           0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $11.141     $11.460
Accumulation Unit Value, End of Period                                                --      $11.141      $11.460     $12.156
Number of Units Outstanding, End of Period                                            --            0            0           0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $11.124     $11.836
Accumulation Unit Value, End of Period                                                --      $11.124      $11.836     $13.060
Number of Units Outstanding, End of Period                                            --            0            0           0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.017      $13.112      $14.152     $14.425
Accumulation Unit Value, End of Period                                           $13.112      $14.152      $14.425     $15.722
Number of Units Outstanding, End of Period                                             0            0            0           0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $10.108     $10.169
Accumulation Unit Value, End of Period                                                --      $10.108      $10.169     $10.491
Number of Units Outstanding, End of Period                                            --            0            0           0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.106      $12.289      $12.881     $13.280
Accumulation Unit Value, End of Period                                           $12.289      $12.881      $13.280     $14.059
Number of Units Outstanding, End of Period                                             0            0            0           0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.788      $14.253      $16.657     $18.679
Accumulation Unit Value, End of Period                                           $14.253      $16.657      $18.679     $21.553
Number of Units Outstanding, End of Period                                            26           55           53          78
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.209      $12.975      $13.869     $13.909
Accumulation Unit Value, End of Period                                           $12.975      $13.869      $13.909     $14.936
Number of Units Outstanding, End of Period                                             0            0            0           0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.469      $12.650      $13.574     $14.111
Accumulation Unit Value, End of Period                                           $12.650      $13.574      $14.111     $15.921
Number of Units Outstanding, End of Period                                             0            0            0           0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.657      $14.682      $17.203     $18.556
Accumulation Unit Value, End of Period                                           $14.682      $17.203      $18.556     $20.918
Number of Units Outstanding, End of Period                                             0            0            0           0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.245      $12.406      $14.567     $16.038
Accumulation Unit Value, End of Period                                           $12.406      $14.567      $16.038     $16.193
Number of Units Outstanding, End of Period                                            57          318          303         473
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.462      $12.153      $12.955     $13.052
Accumulation Unit Value, End of Period                                           $12.153      $12.955      $13.052     $13.761
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.596      $12.448      $13.353     $14.043
Accumulation Unit Value, End of Period                                           $12.448      $13.353      $14.043     $15.582
Number of Units Outstanding, End of Period                                             0          105          106         141
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.229      $13.522      $14.771     $15.281
Accumulation Unit Value, End of Period                                           $13.522      $14.771      $15.281     $17.414
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $11.002      $11.317      $11.919     $13.264
Accumulation Unit Value, End of Period                                           $11.317      $11.919      $13.264     $13.405
Number of Units Outstanding, End of Period                                            32          196          186         286
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.417      $13.362      $14.521     $14.718
Accumulation Unit Value, End of Period                                           $13.362      $14.521      $14.718     $15.993
Number of Units Outstanding, End of Period                                            52          316          338         484
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.482      $10.456      $10.735     $10.803
Accumulation Unit Value, End of Period                                           $10.456      $10.735      $10.803     $11.101
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.467      $13.399      $15.306     $16.884
Accumulation Unit Value, End of Period                                           $13.399      $15.306      $16.884     $21.200
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.802      $13.008      $14.405     $15.409
Accumulation Unit Value, End of Period                                           $13.008      $14.405      $15.409     $17.260
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $9.926       $9.865       $9.763      $9.841
Accumulation Unit Value, End of Period                                            $9.865       $9.763       $9.841     $10.100
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.440      $13.513      $14.654     $15.849
Accumulation Unit Value, End of Period                                           $13.513      $14.654      $15.849     $16.915
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.801      $14.592      $16.559     $17.239
Accumulation Unit Value, End of Period                                           $14.592      $16.559      $17.239     $19.663
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.055      $13.112      $13.865     $14.315
Accumulation Unit Value, End of Period                                           $13.112      $13.865      $14.315     $15.665
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.455      $12.098      $12.870     $13.159
Accumulation Unit Value, End of Period                                           $12.098      $12.870      $13.159     $14.480
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.730      $14.075      $16.826     $17.961
Accumulation Unit Value, End of Period                                           $14.075      $16.826      $17.961     $22.432
Number of Units Outstanding, End of Period                                             0            0            0           0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.512      $13.579      $15.833     $17.458
Accumulation Unit Value, End of Period                                           $13.579      $15.833      $17.458     $18.099
Number of Units Outstanding, End of Period                                            53          293          279         422
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.626      $12.414      $12.818     $13.320
Accumulation Unit Value, End of Period                                           $12.414      $12.818      $13.320     $13.807
Number of Units Outstanding, End of Period                                             0            0            0           0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $11.122     $12.150
Accumulation Unit Value, End of Period                                                --      $11.122      $12.150     $12.533
Number of Units Outstanding, End of Period                                            --            0            0           0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $11.336     $11.603
Accumulation Unit Value, End of Period                                                --      $11.336      $11.603     $13.237
Number of Units Outstanding, End of Period                                            --            0            0           0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.855      $13.371      $15.002     $16.182
Accumulation Unit Value, End of Period                                           $13.371      $15.002      $16.182     $18.451
Number of Units Outstanding, End of Period                                             0            0            0           0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.000       $9.885      $9.955
Accumulation Unit Value, End of Period                                           $10.000       $9.885       $9.955     $10.195
Number of Units Outstanding, End of Period                                             0            0            0           0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.102      $11.753      $12.337     $13.056
Accumulation Unit Value, End of Period                                           $11.753      $12.337      $13.056     $13.172
Number of Units Outstanding, End of Period                                             0            0            0           0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.698      $13.891      $15.033     $16.573
Accumulation Unit Value, End of Period                                           $13.891      $15.033      $16.573     $18.054
Number of Units Outstanding, End of Period                                             0            0            0           0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $10.959     $11.570
Accumulation Unit Value, End of Period                                                --      $10.959      $11.570     $12.805
Number of Units Outstanding, End of Period                                            --            0            0           0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $10.731     $12.183
Accumulation Unit Value, End of Period                                                --      $10.731      $12.183     $12.434
Number of Units Outstanding, End of Period                                            --            0            0           0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.000      $11.086     $12.205
Accumulation Unit Value, End of Period                                           $10.000      $11.086      $12.205     $14.580
Number of Units Outstanding, End of Period                                             0            0            0           0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --           --           --     $10.000
Accumulation Unit Value, End of Period                                                --           --           --      $9.826
Number of Units Outstanding, End of Period                                            --           --           --           0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.115      $13.584      $15.885     $17.630
Accumulation Unit Value, End of Period                                           $13.584      $15.885      $17.630     $19.384
Number of Units Outstanding, End of Period                                            52          296          275         398
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --      $10.000      $11.292     $12.451
Accumulation Unit Value, End of Period                                                --      $11.292      $12.451     $14.765
Number of Units Outstanding, End of Period                                            --            0            0           0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.618      $14.529      $19.436     $22.309
Accumulation Unit Value, End of Period                                           $14.529      $19.436      $22.309     $30.195
Number of Units Outstanding, End of Period                                             0            0            0           0




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.
















Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered*  (With the MAV Death Benefit Option and the Earnings  Protection  Death
Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.55% and Administrative
Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.727    $11.252   $10.957
Accumulation Unit Value, End of Period                                                  $10.727   $11.252    $10.957   $11.933
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.333    $12.728   $13.636
Accumulation Unit Value, End of Period                                                  $11.333   $12.728    $13.636   $15.570
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.239    $12.732   $12.980
Accumulation Unit Value, End of Period                                                  $11.239   $12.732    $12.980   $15.620
Number of Units Outstanding, End of Period                                                    0     4,741      4,724     3,968
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.414    $13.101   $14.718
Accumulation Unit Value, End of Period                                                  $11.414   $13.101    $14.718   $16.012
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.207    $14.896   $16.380
Accumulation Unit Value, End of Period                                                  $12.207   $14.896    $16.380   $18.687
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.259
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.451
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.481
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.489
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.342
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.736
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.813
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.868
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.814   $13.404    $14.569   $14.820
Accumulation Unit Value, End of Period                                                  $13.404   $14.569    $14.820   $17.002
Number of Units Outstanding, End of Period                                                    0       223        194       185
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.229   $11.211
Accumulation Unit Value, End of Period                                                       --   $11.229    $11.211   $13.026
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.521   $10.448
Accumulation Unit Value, End of Period                                                       --   $10.521    $10.448   $11.386
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.468   $14.576    $17.723   $18.943
Accumulation Unit Value, End of Period                                                  $14.576   $17.723    $18.943   $21.775
Number of Units Outstanding, End of Period                                                    0     4,408      4,408     3,696
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.242   $10.307
Accumulation Unit Value, End of Period                                                       --   $10.242    $10.307   $10.535
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $11.007
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.392   $12.698    $14.054   $15.267
Accumulation Unit Value, End of Period                                                  $12.698   $14.054    $15.267   $17.760
Number of Units Outstanding, End of Period                                                    0     4,254      4,211     3,550
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.282   $16.890    $20.697   $25.917
Accumulation Unit Value, End of Period                                                  $16.890   $20.697    $25.917   $32.621
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.581   $13.611    $15.852   $17.161
Accumulation Unit Value, End of Period                                                  $13.611   $15.852    $17.161   $20.480
Number of Units Outstanding, End of Period                                                    0     3,731      3,731     3,128
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.908   $11.464
Accumulation Unit Value, End of Period                                                       --   $10.908    $11.464   $12.914
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.359   $10.312
Accumulation Unit Value, End of Period                                                       --   $10.359    $10.312   $11.078
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.892   $11.050
Accumulation Unit Value, End of Period                                                       --   $10.892    $11.050   $12.734
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.140   $11.453
Accumulation Unit Value, End of Period                                                       --   $11.140    $11.453   $12.143
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.123   $11.829
Accumulation Unit Value, End of Period                                                       --   $11.123    $11.829   $13.045
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.016   $13.107    $14.140   $14.405
Accumulation Unit Value, End of Period                                                  $13.107   $14.140    $14.405   $15.692
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.106   $10.163
Accumulation Unit Value, End of Period                                                       --   $10.106    $10.163   $10.479
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.105   $12.285    $12.870   $13.262
Accumulation Unit Value, End of Period                                                  $12.285   $12.870    $13.262   $14.032
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.786   $14.248    $16.643   $18.654
Accumulation Unit Value, End of Period                                                  $14.248   $16.643    $18.654   $21.513
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.208   $12.970    $13.858   $13.890
Accumulation Unit Value, End of Period                                                  $12.970   $13.858    $13.890   $14.909
Number of Units Outstanding, End of Period                                                    0       234        206       211
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.468   $12.646    $13.562   $14.092
Accumulation Unit Value, End of Period                                                  $12.646   $13.562    $14.092   $15.891
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.655   $14.677    $17.188   $18.531
Accumulation Unit Value, End of Period                                                  $14.677   $17.188    $18.531   $20.879
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.244   $12.402    $14.554   $16.016
Accumulation Unit Value, End of Period                                                  $12.402   $14.554    $16.016   $16.163
Number of Units Outstanding, End of Period                                                    0     3,122      1,729     1,450
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.460   $12.149    $12.944   $13.035
Accumulation Unit Value, End of Period                                                  $12.149   $12.944    $13.035   $13.735
Number of Units Outstanding, End of Period                                                    0       376        330       344
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.595   $12.444    $13.342   $14.024
Accumulation Unit Value, End of Period                                                  $12.444   $13.342    $14.024   $15.553
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.228   $13.518    $14.758   $15.260
Accumulation Unit Value, End of Period                                                  $13.518   $14.758    $15.260   $17.382
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $11.001   $11.313    $11.908   $13.246
Accumulation Unit Value, End of Period                                                  $11.313   $11.908    $13.246   $13.380
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.415   $13.357    $14.509   $14.698
Accumulation Unit Value, End of Period                                                  $13.357   $14.509    $14.698   $15.963
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.481   $10.452    $10.726   $10.788
Accumulation Unit Value, End of Period                                                  $10.452   $10.726    $10.788   $11.080
Number of Units Outstanding, End of Period                                                    0       151        133       142
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.466   $13.395    $15.293   $16.861
Accumulation Unit Value, End of Period                                                  $13.395   $15.293    $16.861   $21.161
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.801   $13.004    $14.393   $15.388
Accumulation Unit Value, End of Period                                                  $13.004   $14.393    $15.388   $17.228
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.925    $9.862     $9.754    $9.828
Accumulation Unit Value, End of Period                                                   $9.862    $9.754     $9.828   $10.081
Number of Units Outstanding, End of Period                                                    0       666        584       626
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.439   $13.509    $14.642   $15.827
Accumulation Unit Value, End of Period                                                  $13.509   $14.642    $15.827   $16.883
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.800   $14.587    $16.545   $17.216
Accumulation Unit Value, End of Period                                                  $14.587   $16.545    $17.216   $19.626
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.053   $13.108    $13.853   $14.295
Accumulation Unit Value, End of Period                                                  $13.108   $13.853    $14.295   $15.636
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.454   $12.094    $12.859   $13.142
Accumulation Unit Value, End of Period                                                  $12.094   $12.859    $13.142   $14.453
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.729   $14.071    $16.812   $17.937
Accumulation Unit Value, End of Period                                                  $14.071   $16.812    $17.937   $22.391
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.510   $13.574    $15.820   $17.434
Accumulation Unit Value, End of Period                                                  $13.574   $15.820    $17.434   $18.066
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.624   $12.410    $12.807   $13.302
Accumulation Unit Value, End of Period                                                  $12.410   $12.807    $13.302   $13.781
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.119   $12.140
Accumulation Unit Value, End of Period                                                       --   $11.119    $12.140   $12.516
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.332   $11.593
Accumulation Unit Value, End of Period                                                       --   $11.332    $11.593   $13.219
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.854   $13.367    $14.989   $16.160
Accumulation Unit Value, End of Period                                                  $13.367   $14.989    $16.160   $18.417
Number of Units Outstanding, End of Period                                                    0       108         89        86
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.880    $9.944
Accumulation Unit Value, End of Period                                                  $10.000    $9.880     $9.944   $10.179
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.101   $11.749    $12.327   $13.038
Accumulation Unit Value, End of Period                                                  $11.749   $12.327    $13.038   $13.148
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.697   $13.886    $15.020   $16.551
Accumulation Unit Value, End of Period                                                  $13.886   $15.020    $16.551   $18.020
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.956   $11.560
Accumulation Unit Value, End of Period                                                       --   $10.956    $11.560   $12.788
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.727   $12.172
Accumulation Unit Value, End of Period                                                       --   $10.727    $12.172   $12.417
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.081   $12.192
Accumulation Unit Value, End of Period                                                  $10.000   $11.081    $12.192   $14.558
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.823
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.114   $13.580    $15.872   $17.606
Accumulation Unit Value, End of Period                                                  $13.580   $15.872    $17.606   $19.348
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.288   $12.440
Accumulation Unit Value, End of Period                                                       --   $11.288    $12.440   $14.745
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.617   $14.524    $19.419   $22.279
Accumulation Unit Value, End of Period                                                  $14.524   $19.419    $22.279   $30.139
Number of Units Outstanding, End of Period                                                    0       167        129       105




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered*  (With  the MAV  Death  Benefit  Option  and the  Enhanced  Beneficiary
Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.60% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.724    $11.243   $10.944
Accumulation Unit Value, End of Period                                                  $10.724   $11.243    $10.944   $11.912
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.330    $12.718   $13.619
Accumulation Unit Value, End of Period                                                  $11.330   $12.718    $13.619   $15.542
Number of Units Outstanding, End of Period                                                    0       720        449         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.236    $12.723   $12.964
Accumulation Unit Value, End of Period                                                  $11.236   $12.723    $12.964   $15.593
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.411    $13.092   $14.699
Accumulation Unit Value, End of Period                                                  $11.411   $13.092    $14.699   $15.984
Number of Units Outstanding, End of Period                                                  469       466        603       270
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.204    $14.885   $16.359
Accumulation Unit Value, End of Period                                                  $12.204   $14.885    $16.359   $18.655
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.256
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.447
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.477
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.486
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.338
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.733
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.809
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.865
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.820   $13.407    $14.565   $14.808
Accumulation Unit Value, End of Period                                                  $13.407   $14.565    $14.808   $16.980
Number of Units Outstanding, End of Period                                                  310     1,625      1,988     2,079
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.225   $11.202
Accumulation Unit Value, End of Period                                                       --   $11.225    $11.202   $13.008
Number of Units Outstanding, End of Period                                                   --         0        435       693
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.520   $10.442
Accumulation Unit Value, End of Period                                                       --   $10.520    $10.442   $11.373
Number of Units Outstanding, End of Period                                                   --       294      1,274     1,375
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.474   $14.579    $17.718   $18.928
Accumulation Unit Value, End of Period                                                  $14.579   $17.718    $18.928   $21.747
Number of Units Outstanding, End of Period                                                  379     2,073      2,823     2,666
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.239   $10.298
Accumulation Unit Value, End of Period                                                       --   $10.239    $10.298   $10.520
Number of Units Outstanding, End of Period                                                   --         0        198       205
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $11.004
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.397   $12.701    $14.049   $15.255
Accumulation Unit Value, End of Period                                                  $12.701   $14.049    $15.255   $17.737
Number of Units Outstanding, End of Period                                                  160     1,855      1,598       899
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.288   $16.894    $20.691   $25.896
Accumulation Unit Value, End of Period                                                  $16.894   $20.691    $25.896   $32.578
Number of Units Outstanding, End of Period                                                    0       382        530       612
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.586   $13.614    $15.848   $17.148
Accumulation Unit Value, End of Period                                                  $13.614   $15.848    $17.148   $20.453
Number of Units Outstanding, End of Period                                                    0       651        866       980
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.906   $11.456
Accumulation Unit Value, End of Period                                                       --   $10.906    $11.456   $12.899
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.357   $10.305
Accumulation Unit Value, End of Period                                                       --   $10.357    $10.305   $11.066
Number of Units Outstanding, End of Period                                                   --         0         99        97
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.891   $11.043
Accumulation Unit Value, End of Period                                                       --   $10.891    $11.043   $12.720
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.139   $11.446
Accumulation Unit Value, End of Period                                                       --   $11.139    $11.446   $12.129
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.122   $11.821
Accumulation Unit Value, End of Period                                                       --   $11.122    $11.821   $13.030
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.021   $13.110    $14.136   $14.394
Accumulation Unit Value, End of Period                                                  $13.110   $14.136    $14.394   $15.672
Number of Units Outstanding, End of Period                                                  307     1,376      1,472     1,527
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.105   $10.156
Accumulation Unit Value, End of Period                                                       --   $10.105    $10.156   $10.467
Number of Units Outstanding, End of Period                                                   --         0        100       103
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.104   $12.281    $12.859   $13.244
Accumulation Unit Value, End of Period                                                  $12.281   $12.859    $13.244   $14.006
Number of Units Outstanding, End of Period                                                    0     1,648      2,019     2,259
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.792   $14.251    $16.638   $18.639
Accumulation Unit Value, End of Period                                                  $14.251   $16.638    $18.639   $21.485
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.214   $12.973    $13.854   $13.879
Accumulation Unit Value, End of Period                                                  $12.973   $13.854    $13.879   $14.889
Number of Units Outstanding, End of Period                                                    0     4,513      4,933     4,515
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.473   $12.649    $13.558   $14.081
Accumulation Unit Value, End of Period                                                  $12.649   $13.558    $14.081   $15.871
Number of Units Outstanding, End of Period                                                  642     4,127      4,870     4,560
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.661   $14.681    $17.183   $18.516
Accumulation Unit Value, End of Period                                                  $14.681   $17.183    $18.516   $20.851
Number of Units Outstanding, End of Period                                                  140       766        833       771
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.249   $12.405    $14.550   $16.003
Accumulation Unit Value, End of Period                                                  $12.405   $14.550    $16.003   $16.142
Number of Units Outstanding, End of Period                                                    0     1,229      1,517     1,699
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.465   $12.151    $12.940   $13.024
Accumulation Unit Value, End of Period                                                  $12.151   $12.940    $13.024   $13.717
Number of Units Outstanding, End of Period                                                    0     1,124      1,245     1,313
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.600   $12.447    $13.338   $14.013
Accumulation Unit Value, End of Period                                                  $12.447   $13.338    $14.013   $15.532
Number of Units Outstanding, End of Period                                                  321     1,221        891       324
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.234   $13.520    $14.754   $15.248
Accumulation Unit Value, End of Period                                                  $13.520   $14.754    $15.248   $17.359
Number of Units Outstanding, End of Period                                                    0       212        253       253
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $11.006   $11.316    $11.905   $13.236
Accumulation Unit Value, End of Period                                                  $11.316   $11.905    $13.236   $13.362
Number of Units Outstanding, End of Period                                                  473       499        457         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.421   $13.360    $14.504   $14.686
Accumulation Unit Value, End of Period                                                  $13.360   $14.504    $14.686   $15.942
Number of Units Outstanding, End of Period                                                    0       998        769       248
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.485   $10.454    $10.722   $10.780
Accumulation Unit Value, End of Period                                                  $10.454   $10.722    $10.780   $11.066
Number of Units Outstanding, End of Period                                                  971     2,289      1,946         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.471   $13.397    $15.289   $16.847
Accumulation Unit Value, End of Period                                                  $13.397   $15.289    $16.847   $21.133
Number of Units Outstanding, End of Period                                                  558       570        520       127
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.806   $13.006    $14.388   $15.376
Accumulation Unit Value, End of Period                                                  $13.006   $14.388    $15.376   $17.206
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.930    $9.864     $9.751    $9.820
Accumulation Unit Value, End of Period                                                   $9.864    $9.751     $9.820   $10.068
Number of Units Outstanding, End of Period                                                    0     4,437      4,218     3,691
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.444   $13.511    $14.637   $15.814
Accumulation Unit Value, End of Period                                                  $13.511   $14.637    $15.814   $16.861
Number of Units Outstanding, End of Period                                                    0       180        180       180
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.806   $14.590    $16.540   $17.202
Accumulation Unit Value, End of Period                                                  $14.590   $16.540    $17.202   $19.600
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.059   $13.110    $13.849   $14.284
Accumulation Unit Value, End of Period                                                  $13.110   $13.849    $14.284   $15.616
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.459   $12.097    $12.855   $13.131
Accumulation Unit Value, End of Period                                                  $12.097   $12.855    $13.131   $14.434
Number of Units Outstanding, End of Period                                                1,530     3,905      4,688     3,837
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.734   $14.074    $16.807   $17.923
Accumulation Unit Value, End of Period                                                  $14.074   $16.807    $17.923   $22.361
Number of Units Outstanding, End of Period                                                  382       351        333         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.516   $13.577    $15.815   $17.420
Accumulation Unit Value, End of Period                                                  $13.577   $15.815    $17.420   $18.042
Number of Units Outstanding, End of Period                                                  146       165        143       140
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.630   $12.412    $12.803   $13.291
Accumulation Unit Value, End of Period                                                  $12.412   $12.803    $13.291   $13.763
Number of Units Outstanding, End of Period                                                  319       383        369       372
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.115   $12.129
Accumulation Unit Value, End of Period                                                       --   $11.115    $12.129   $12.499
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.328   $11.583
Accumulation Unit Value, End of Period                                                       --   $11.328    $11.583   $13.202
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.860   $13.370    $14.984   $16.147
Accumulation Unit Value, End of Period                                                  $13.370   $14.984    $16.147   $18.392
Number of Units Outstanding, End of Period                                                    0     1,340      1,476     1,547
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.875    $9.934
Accumulation Unit Value, End of Period                                                  $10.000    $9.875     $9.934   $10.164
Number of Units Outstanding, End of Period                                                    0     1,160        872       106
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.106   $11.751    $12.323   $13.027
Accumulation Unit Value, End of Period                                                  $11.751   $12.323    $13.027   $13.131
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.702   $13.889    $15.016   $16.537
Accumulation Unit Value, End of Period                                                  $13.889   $15.016    $16.537   $17.997
Number of Units Outstanding, End of Period                                                    0     1,822      1,514     1,062
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.952   $11.550
Accumulation Unit Value, End of Period                                                       --   $10.952    $11.550   $12.771
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.723   $12.162
Accumulation Unit Value, End of Period                                                       --   $10.723    $12.162   $12.400
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.075   $12.180
Accumulation Unit Value, End of Period                                                  $10.000   $11.075    $12.180   $14.536
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.820
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.113   $13.575    $15.858   $17.582
Accumulation Unit Value, End of Period                                                  $13.575   $15.858    $17.582   $19.312
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.284   $12.429
Accumulation Unit Value, End of Period                                                       --   $11.284    $12.429   $14.725
Number of Units Outstanding, End of Period                                                   --         0        288       393
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.623   $14.527    $19.413   $22.261
Accumulation Unit Value, End of Period                                                  $14.527   $19.413    $22.261   $30.100
Number of Units Outstanding, End of Period                                                    0       988        936       799





(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.

















Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With Enhanced Beneficiary  Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.65% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.722    $11.235   $10.930
Accumulation Unit Value, End of Period                                                  $10.722   $11.235    $10.930   $11.891
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.327    $12.709   $13.602
Accumulation Unit Value, End of Period                                                  $11.327   $12.709    $13.602   $15.515
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.233    $12.713   $12.948
Accumulation Unit Value, End of Period                                                  $11.233   $12.713    $12.948   $15.565
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.409    $13.082   $14.681
Accumulation Unit Value, End of Period                                                  $11.409   $13.082    $14.681   $15.956
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.201    $14.874   $16.339
Accumulation Unit Value, End of Period                                                  $12.201   $14.874    $16.339   $18.622
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.252
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.444
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.473
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.482
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.335
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.729
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.805
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.862
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.802   $13.384    $14.532   $14.767
Accumulation Unit Value, End of Period                                                  $13.384   $14.532    $14.767   $16.925
Number of Units Outstanding, End of Period                                                2,249     2,007      1,917     1,716
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.221   $11.192
Accumulation Unit Value, End of Period                                                       --   $11.221    $11.192   $12.991
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.519   $10.435
Accumulation Unit Value, End of Period                                                       --   $10.519    $10.435   $11.360
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.456   $14.554    $17.679   $18.876
Accumulation Unit Value, End of Period                                                  $14.554   $17.679    $18.876   $21.676
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.235   $10.289
Accumulation Unit Value, End of Period                                                       --   $10.235    $10.289   $10.506
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $11.000
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.381   $12.679    $14.018   $15.213
Accumulation Unit Value, End of Period                                                  $12.679   $14.018    $15.213   $17.679
Number of Units Outstanding, End of Period                                                1,895     1,664      1,516     1,324
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.268   $16.865    $20.645   $25.825
Accumulation Unit Value, End of Period                                                  $16.865   $20.645    $25.825   $32.472
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.569   $13.591    $15.812   $17.101
Accumulation Unit Value, End of Period                                                  $13.591   $15.812    $17.101   $20.387
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.905   $11.449
Accumulation Unit Value, End of Period                                                       --   $10.905    $11.449   $12.884
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.356   $10.299
Accumulation Unit Value, End of Period                                                       --   $10.356    $10.299   $11.053
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.889   $11.036
Accumulation Unit Value, End of Period                                                       --   $10.889    $11.036   $12.705
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.137   $11.438
Accumulation Unit Value, End of Period                                                       --   $11.137    $11.438   $12.115
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.120   $11.814
Accumulation Unit Value, End of Period                                                       --   $11.120    $11.814   $13.015
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.003   $13.087    $14.105   $14.354
Accumulation Unit Value, End of Period                                                  $13.087   $14.105    $14.354   $15.621
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.104   $10.150
Accumulation Unit Value, End of Period                                                       --   $10.104    $10.150   $10.455
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.103   $12.277    $12.848   $13.226
Accumulation Unit Value, End of Period                                                  $12.277   $12.848    $13.226   $13.980
Number of Units Outstanding, End of Period                                                2,448     2,270      2,194     2,050
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.774   $14.227    $16.601   $18.588
Accumulation Unit Value, End of Period                                                  $14.227   $16.601    $18.588   $21.415
Number of Units Outstanding, End of Period                                                  423       351        315       276
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.195   $12.951    $13.823   $13.841
Accumulation Unit Value, End of Period                                                  $12.951   $13.823    $13.841   $14.841
Number of Units Outstanding, End of Period                                                  927       844        810       756
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.456   $12.627    $13.528   $14.042
Accumulation Unit Value, End of Period                                                  $12.627   $13.528    $14.042   $15.819
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.642   $14.655    $17.145   $18.465
Accumulation Unit Value, End of Period                                                  $14.655   $17.145    $18.465   $20.784
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.231   $12.384    $14.518   $15.959
Accumulation Unit Value, End of Period                                                  $12.384   $14.518    $15.959   $16.090
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.448   $12.130    $12.911   $12.989
Accumulation Unit Value, End of Period                                                  $12.130   $12.911    $12.989   $13.673
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.583   $12.425    $13.308   $13.975
Accumulation Unit Value, End of Period                                                  $12.425   $13.308    $13.975   $15.482
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.215   $13.497    $14.721   $15.207
Accumulation Unit Value, End of Period                                                  $13.497   $14.721    $15.207   $17.303
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.989   $11.296    $11.878   $13.199
Accumulation Unit Value, End of Period                                                  $11.296   $11.878    $13.199   $13.319
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.402   $13.337    $14.472   $14.646
Accumulation Unit Value, End of Period                                                  $13.337   $14.472    $14.646   $15.891
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.470   $10.436    $10.699   $10.750
Accumulation Unit Value, End of Period                                                  $10.436   $10.699    $10.750   $11.030
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.454   $13.374    $15.254   $16.801
Accumulation Unit Value, End of Period                                                  $13.374   $15.254    $16.801   $21.065
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.788   $12.984    $14.356   $15.334
Accumulation Unit Value, End of Period                                                  $12.984   $14.356    $15.334   $17.150
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.915    $9.847     $9.730    $9.793
Accumulation Unit Value, End of Period                                                   $9.847    $9.730     $9.793   $10.036
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.426   $13.488    $14.605   $15.771
Accumulation Unit Value, End of Period                                                  $13.488   $14.605    $15.771   $16.807
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.787   $14.565    $16.503   $17.155
Accumulation Unit Value, End of Period                                                  $14.565   $16.503    $17.155   $19.537
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.041   $13.088    $13.818   $14.245
Accumulation Unit Value, End of Period                                                  $13.088   $13.818    $14.245   $15.565
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.442   $12.076    $12.827   $13.095
Accumulation Unit Value, End of Period                                                  $12.076   $12.827    $13.095   $14.387
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.716   $14.049    $16.770   $17.874
Accumulation Unit Value, End of Period                                                  $14.049   $16.770    $17.874   $22.289
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.497   $13.554    $15.780   $17.373
Accumulation Unit Value, End of Period                                                  $13.554   $15.780    $17.373   $17.983
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.612   $12.391    $12.775   $13.254
Accumulation Unit Value, End of Period                                                  $12.391   $12.775    $13.254   $13.718
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.111   $12.119
Accumulation Unit Value, End of Period                                                       --   $11.111    $12.119   $12.482
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.324   $11.573
Accumulation Unit Value, End of Period                                                       --   $11.324    $11.573   $13.184
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.842   $13.347    $14.951   $16.103
Accumulation Unit Value, End of Period                                                  $13.347   $14.951    $16.103   $18.333
Number of Units Outstanding, End of Period                                                  450       390        353       316
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.870    $9.924
Accumulation Unit Value, End of Period                                                  $10.000    $9.870     $9.924   $10.148
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.089   $11.731    $12.295   $12.992
Accumulation Unit Value, End of Period                                                  $11.731   $12.295    $12.992   $13.088
Number of Units Outstanding, End of Period                                                  511       474        439       443
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.683   $13.865    $14.982   $16.492
Accumulation Unit Value, End of Period                                                  $13.865   $14.982    $16.492   $17.939
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.948   $11.540
Accumulation Unit Value, End of Period                                                       --   $10.948    $11.540   $12.753
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.720   $12.152
Accumulation Unit Value, End of Period                                                       --   $10.720    $12.152   $12.383
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.069   $12.168
Accumulation Unit Value, End of Period                                                  $10.000   $11.069    $12.168   $14.514
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.816
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.112   $13.570    $15.845   $17.558
Accumulation Unit Value, End of Period                                                  $13.570   $15.845    $17.558   $19.276
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.281   $12.419
Accumulation Unit Value, End of Period                                                       --   $11.281    $12.419   $14.705
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.604   $14.502    $19.370   $22.200
Accumulation Unit Value, End of Period                                                  $14.502   $19.370    $22.200   $30.002
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered*  (With the MAV Death Benefit Option and the Earnings  Protection  Death
Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.719    $11.227   $10.916
Accumulation Unit Value, End of Period                                                  $10.719   $11.227    $10.916   $11.870
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.325    $12.700   $13.585
Accumulation Unit Value, End of Period                                                  $11.325   $12.700    $13.585   $15.488
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.231    $12.704   $12.932
Accumulation Unit Value, End of Period                                                  $11.231   $12.704    $12.932   $15.538
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.406    $13.072   $14.663
Accumulation Unit Value, End of Period                                                  $11.406   $13.072    $14.663   $15.928
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.198    $14.863   $16.318
Accumulation Unit Value, End of Period                                                  $12.198   $14.863    $16.318   $18.589
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.249
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.440
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.470
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.479
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.331
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.726
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.802
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.858
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.801   $13.380    $14.520   $14.747
Accumulation Unit Value, End of Period                                                  $13.380   $14.520    $14.747   $16.894
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.217   $11.183
Accumulation Unit Value, End of Period                                                       --   $11.217    $11.183   $12.973
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.517   $10.428
Accumulation Unit Value, End of Period                                                       --   $10.517    $10.428   $11.347
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.454   $14.549    $17.664   $18.850
Accumulation Unit Value, End of Period                                                  $14.549   $17.664    $18.850   $21.636
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.232   $10.280
Accumulation Unit Value, End of Period                                                       --   $10.232    $10.280   $10.492
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.996
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.379   $12.675    $14.006   $15.193
Accumulation Unit Value, End of Period                                                  $12.675   $14.006    $15.193   $17.646
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.266   $16.859    $20.628   $25.790
Accumulation Unit Value, End of Period                                                  $16.859   $20.628    $25.790   $32.412
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.568   $13.586    $15.799   $17.078
Accumulation Unit Value, End of Period                                                  $13.586   $15.799    $17.078   $20.349
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.904   $11.442
Accumulation Unit Value, End of Period                                                       --   $10.904    $11.442   $12.870
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.355   $10.292
Accumulation Unit Value, End of Period                                                       --   $10.355    $10.292   $11.040
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.888   $11.029
Accumulation Unit Value, End of Period                                                       --   $10.888    $11.029   $12.691
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.136   $11.431
Accumulation Unit Value, End of Period                                                       --   $11.136    $11.431   $12.101
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.119   $11.806
Accumulation Unit Value, End of Period                                                       --   $11.119    $11.806   $13.001
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.002   $13.083    $14.093   $14.335
Accumulation Unit Value, End of Period                                                  $13.083   $14.093    $14.335   $15.592
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.102   $10.143
Accumulation Unit Value, End of Period                                                       --   $10.102    $10.143   $10.443
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.102   $12.273    $12.837   $13.208
Accumulation Unit Value, End of Period                                                  $12.273   $12.837    $13.208   $13.954
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.773   $14.222    $16.587   $18.563
Accumulation Unit Value, End of Period                                                  $14.222   $16.587    $18.563   $21.375
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.194   $12.946    $13.811   $13.822
Accumulation Unit Value, End of Period                                                  $12.946   $13.811    $13.822   $14.813
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.455   $12.623    $13.517   $14.023
Accumulation Unit Value, End of Period                                                  $12.623   $13.517    $14.023   $15.790
Number of Units Outstanding, End of Period                                                    0         3         16         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.641   $14.650    $17.130   $18.440
Accumulation Unit Value, End of Period                                                  $14.650   $17.130    $18.440   $20.745
Number of Units Outstanding, End of Period                                                    0         3         13         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.230   $12.379    $14.505   $15.938
Accumulation Unit Value, End of Period                                                  $12.379   $14.505    $15.938   $16.060
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.447   $12.126    $12.900   $12.971
Accumulation Unit Value, End of Period                                                  $12.126   $12.900    $12.971   $13.647
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.582   $12.421    $13.297   $13.956
Accumulation Unit Value, End of Period                                                  $12.421   $13.297    $13.956   $15.453
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.214   $13.493    $14.709   $15.186
Accumulation Unit Value, End of Period                                                  $13.493   $14.709    $15.186   $17.270
Number of Units Outstanding, End of Period                                                    0         3         15         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.988   $11.292    $11.868   $13.181
Accumulation Unit Value, End of Period                                                  $11.292   $11.868    $13.181   $13.294
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.401   $13.333    $14.460   $14.626
Accumulation Unit Value, End of Period                                                  $13.333   $14.460    $14.626   $15.861
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.469   $10.433    $10.689   $10.736
Accumulation Unit Value, End of Period                                                  $10.433   $10.689    $10.736   $11.009
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.452   $13.370    $15.242   $16.778
Accumulation Unit Value, End of Period                                                  $13.370   $15.242    $16.778   $21.025
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.787   $12.980    $14.344   $15.313
Accumulation Unit Value, End of Period                                                  $12.980   $14.344    $15.313   $17.118
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.914    $9.844     $9.721    $9.779
Accumulation Unit Value, End of Period                                                   $9.844    $9.721     $9.779   $10.017
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.425   $13.484    $14.592   $15.750
Accumulation Unit Value, End of Period                                                  $13.484   $14.592    $15.750   $16.775
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.786   $14.560    $16.489   $17.132
Accumulation Unit Value, End of Period                                                  $14.560   $16.489    $17.132   $19.501
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.040   $13.083    $13.807   $14.225
Accumulation Unit Value, End of Period                                                  $13.083   $13.807    $14.225   $15.536
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.441   $12.072    $12.816   $13.077
Accumulation Unit Value, End of Period                                                  $12.072   $12.816    $13.077   $14.360
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.714   $14.045    $16.755   $17.849
Accumulation Unit Value, End of Period                                                  $14.045   $16.755    $17.849   $22.247
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.496   $13.549    $15.767   $17.349
Accumulation Unit Value, End of Period                                                  $13.549   $15.767    $17.349   $17.950
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.611   $12.387    $12.764   $13.237
Accumulation Unit Value, End of Period                                                  $12.387   $12.764    $13.237   $13.693
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.107   $12.109
Accumulation Unit Value, End of Period                                                       --   $11.107    $12.109   $12.465
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.320   $11.563
Accumulation Unit Value, End of Period                                                       --   $11.320    $11.563   $13.166
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.841   $13.342    $14.938   $16.081
Accumulation Unit Value, End of Period                                                  $13.342   $14.938    $16.081   $18.299
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.865    $9.914
Accumulation Unit Value, End of Period                                                  $10.000    $9.865     $9.914   $10.133
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.088   $11.727    $12.285   $12.974
Accumulation Unit Value, End of Period                                                  $11.727   $12.285    $12.974   $13.064
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.682   $13.861    $14.969   $16.470
Accumulation Unit Value, End of Period                                                  $13.861   $14.969    $16.470   $17.905
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.944   $11.531
Accumulation Unit Value, End of Period                                                       --   $10.944    $11.531   $12.736
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.716   $12.142
Accumulation Unit Value, End of Period                                                       --   $10.716    $12.142   $12.367
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.064   $12.155
Accumulation Unit Value, End of Period                                                  $10.000   $11.064    $12.155   $14.491
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.813
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.110   $13.566    $15.831   $17.534
Accumulation Unit Value, End of Period                                                  $13.566   $15.831    $17.534   $19.240
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.277   $12.408
Accumulation Unit Value, End of Period                                                       --   $11.277    $12.408   $14.685
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.603   $14.497    $19.354   $22.170
Accumulation Unit Value, End of Period                                                  $14.497   $19.354    $22.170   $29.946
Number of Units Outstanding, End of Period                                                    0         2         11         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.
















Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With Enhanced Beneficiary  Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.714    $11.210   $10.889
Accumulation Unit Value, End of Period                                                  $10.714   $11.210    $10.889   $11.828
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.319    $12.681   $13.551
Accumulation Unit Value, End of Period                                                  $11.319   $12.681    $13.551   $15.433
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.225    $12.685   $12.899
Accumulation Unit Value, End of Period                                                  $11.225   $12.685    $12.899   $15.483
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.400    $13.053   $14.626
Accumulation Unit Value, End of Period                                                  $11.400   $13.053    $14.626   $15.872
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.193    $14.841   $16.277
Accumulation Unit Value, End of Period                                                  $12.193   $14.841    $16.277   $18.524
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.242
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.433
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.463
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.472
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.324
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.720
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.794
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.852
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.789   $13.359    $14.483   $14.695
Accumulation Unit Value, End of Period                                                  $13.359   $14.483    $14.695   $16.817
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.210   $11.164
Accumulation Unit Value, End of Period                                                       --   $11.210    $11.164   $12.938
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.515   $10.415
Accumulation Unit Value, End of Period                                                       --   $10.515    $10.415   $11.321
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.441   $14.527    $17.619   $18.784
Accumulation Unit Value, End of Period                                                  $14.527   $17.619    $18.784   $21.537
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.225   $10.263
Accumulation Unit Value, End of Period                                                       --   $10.225    $10.263   $10.463
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.989
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.368   $12.656    $13.971   $15.139
Accumulation Unit Value, End of Period                                                  $12.656   $13.971    $15.139   $17.566
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.253   $16.833    $20.576   $25.699
Accumulation Unit Value, End of Period                                                  $16.833   $20.576    $25.699   $32.264
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.556   $13.565    $15.759   $17.017
Accumulation Unit Value, End of Period                                                  $13.565   $15.759    $17.017   $20.256
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.901   $11.427
Accumulation Unit Value, End of Period                                                       --   $10.901    $11.427   $12.840
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.352   $10.279
Accumulation Unit Value, End of Period                                                       --   $10.352    $10.279   $11.015
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.885   $11.015
Accumulation Unit Value, End of Period                                                       --   $10.885    $11.015   $12.662
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.133   $11.417
Accumulation Unit Value, End of Period                                                       --   $11.133    $11.417   $12.073
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.116   $11.791
Accumulation Unit Value, End of Period                                                       --   $11.116    $11.791   $12.971
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.989   $13.063    $14.057   $14.284
Accumulation Unit Value, End of Period                                                  $13.063   $14.057    $14.284   $15.521
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.100   $10.130
Accumulation Unit Value, End of Period                                                       --   $10.100    $10.130   $10.419
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.100   $12.264    $12.815   $13.172
Accumulation Unit Value, End of Period                                                  $12.264   $12.815    $13.172   $13.902
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.761   $14.200    $16.545   $18.497
Accumulation Unit Value, End of Period                                                  $14.200   $16.545    $18.497   $21.278
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.182   $12.927    $13.776   $13.773
Accumulation Unit Value, End of Period                                                  $12.927   $13.776    $13.773   $14.746
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.443   $12.604    $13.482   $13.974
Accumulation Unit Value, End of Period                                                  $12.604   $13.482    $13.974   $15.718
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.628   $14.628    $17.087   $18.375
Accumulation Unit Value, End of Period                                                  $14.628   $17.087    $18.375   $20.650
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.217   $12.361    $14.469   $15.881
Accumulation Unit Value, End of Period                                                  $12.361   $14.469    $15.881   $15.986
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.435   $12.108    $12.868   $12.925
Accumulation Unit Value, End of Period                                                  $12.108   $12.868    $12.925   $13.585
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.570   $12.402    $13.263   $13.906
Accumulation Unit Value, End of Period                                                  $12.402   $13.263    $13.906   $15.383
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.201   $13.472    $14.671   $15.132
Accumulation Unit Value, End of Period                                                  $13.472   $14.671    $15.132   $17.192
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.977   $11.275    $11.838   $13.135
Accumulation Unit Value, End of Period                                                  $11.275   $11.838    $13.135   $13.234
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.388   $13.312    $14.423   $14.575
Accumulation Unit Value, End of Period                                                  $13.312   $14.423    $14.575   $15.789
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.458   $10.417    $10.662   $10.697
Accumulation Unit Value, End of Period                                                  $10.417   $10.662    $10.697   $10.959
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.441   $13.350    $15.203   $16.719
Accumulation Unit Value, End of Period                                                  $13.350   $15.203    $16.719   $20.930
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.775   $12.960    $14.308   $15.259
Accumulation Unit Value, End of Period                                                  $12.960   $14.308    $15.259   $17.040
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.904    $9.829     $9.697    $9.745
Accumulation Unit Value, End of Period                                                   $9.829    $9.697     $9.745    $9.971
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.412   $13.463    $14.556   $15.694
Accumulation Unit Value, End of Period                                                  $13.463   $14.556    $15.694   $16.699
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.772   $14.538    $16.447   $17.071
Accumulation Unit Value, End of Period                                                  $14.538   $16.447    $17.071   $19.412
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.027   $13.064    $13.772   $14.175
Accumulation Unit Value, End of Period                                                  $13.064   $13.772    $14.175   $15.465
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.429   $12.054    $12.784   $13.031
Accumulation Unit Value, End of Period                                                  $12.054   $12.784    $13.031   $14.295
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.701   $14.023    $16.713   $17.786
Accumulation Unit Value, End of Period                                                  $14.023   $16.713    $17.786   $22.146
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.483   $13.529    $15.727   $17.288
Accumulation Unit Value, End of Period                                                  $13.529   $15.727    $17.288   $17.868
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.599   $12.368    $12.732   $13.190
Accumulation Unit Value, End of Period                                                  $12.368   $12.732    $13.190   $13.631
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.100   $12.088
Accumulation Unit Value, End of Period                                                       --   $11.100    $12.088   $12.432
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.312   $11.544
Accumulation Unit Value, End of Period                                                       --   $11.312    $11.544   $13.130
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.077   $11.709    $12.254   $16.024
Accumulation Unit Value, End of Period                                                  $11.709   $12.254    $12.928   $18.215
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.828   $13.322    $14.901    $9.894
Accumulation Unit Value, End of Period                                                  $13.322   $14.901    $16.024   $10.102
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.855   $12.928
Accumulation Unit Value, End of Period                                                  $10.000    $9.855     $9.894   $13.004
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.669   $13.840    $14.932   $16.411
Accumulation Unit Value, End of Period                                                  $13.840   $14.932    $16.411   $17.824
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.937   $11.511
Accumulation Unit Value, End of Period                                                       --   $10.937    $11.511   $12.702
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.709   $12.121
Accumulation Unit Value, End of Period                                                       --   $10.709    $12.121   $12.333
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.052   $12.131
Accumulation Unit Value, End of Period                                                  $10.000   $11.052    $12.131   $14.447
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.806
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.108   $13.556    $15.804   $17.487
Accumulation Unit Value, End of Period                                                  $13.556   $15.804    $17.487   $19.168
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.269   $12.387
Accumulation Unit Value, End of Period                                                       --   $11.269    $12.387   $14.645
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.590   $14.475    $19.305   $22.091
Accumulation Unit Value, End of Period                                                  $14.475   $19.305    $22.091   $29.810
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With MAV Death Benefit  Option,  the Enhanced  Beneficiary  Protection
(Annual  Increase) Option and the Earnings  Protection Death Benefit Option (age
0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.85% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.711    $11.202   $10.875
Accumulation Unit Value, End of Period                                                  $10.711   $11.202    $10.875   $11.807
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.317    $12.671   $13.534
Accumulation Unit Value, End of Period                                                  $11.317   $12.671    $13.534   $15.406
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.223    $12.675   $12.883
Accumulation Unit Value, End of Period                                                  $11.223   $12.675    $12.883   $15.456
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.398    $13.043   $14.607
Accumulation Unit Value, End of Period                                                  $11.398   $13.043    $14.607   $15.844
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.190    $14.830   $16.257
Accumulation Unit Value, End of Period                                                  $12.190   $14.830    $16.257   $18.491
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.238
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.429
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.459
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.468
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.320
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.716
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.791
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.848
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.797   $13.366    $14.483   $14.687
Accumulation Unit Value, End of Period                                                  $13.366   $14.483    $14.687   $16.799
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.206   $11.154
Accumulation Unit Value, End of Period                                                       --   $11.206    $11.154   $12.920
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.513   $10.409
Accumulation Unit Value, End of Period                                                       --   $10.513    $10.409   $11.308
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.450   $14.534    $17.619   $18.774
Accumulation Unit Value, End of Period                                                  $14.534   $17.619    $18.774   $21.515
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.221   $10.254
Accumulation Unit Value, End of Period                                                       --   $10.221    $10.254   $10.449
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.985
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.376   $12.662    $13.970   $15.131
Accumulation Unit Value, End of Period                                                  $12.662   $13.970    $15.131   $17.548
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.262   $16.842    $20.575   $25.685
Accumulation Unit Value, End of Period                                                  $16.842   $20.575    $25.685   $32.231
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.564   $13.572    $15.759   $17.008
Accumulation Unit Value, End of Period                                                  $13.572   $15.759    $17.008   $20.235
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.899   $11.420
Accumulation Unit Value, End of Period                                                       --   $10.899    $11.420   $12.826
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.351   $10.273
Accumulation Unit Value, End of Period                                                       --   $10.351    $10.273   $11.003
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.884   $11.008
Accumulation Unit Value, End of Period                                                       --   $10.884    $11.008   $12.647
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.132   $11.409
Accumulation Unit Value, End of Period                                                       --   $11.132    $11.409   $12.060
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.115   $11.784
Accumulation Unit Value, End of Period                                                       --   $11.115    $11.784   $12.956
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.998   $13.069    $14.057   $14.277
Accumulation Unit Value, End of Period                                                  $13.069   $14.057    $14.277   $15.505
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.099   $10.124
Accumulation Unit Value, End of Period                                                       --   $10.099    $10.124   $10.407
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.098   $12.260    $12.805   $13.154
Accumulation Unit Value, End of Period                                                  $12.260   $12.805    $13.154   $13.876
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.769   $14.207    $16.545   $18.487
Accumulation Unit Value, End of Period                                                  $14.207   $16.545    $18.487   $21.256
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.190   $12.933    $13.776   $13.766
Accumulation Unit Value, End of Period                                                  $12.933   $13.776    $13.766   $14.730
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.451   $12.610    $13.482   $13.966
Accumulation Unit Value, End of Period                                                  $12.610   $13.482    $13.966   $15.701
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.637   $14.635    $17.087   $18.365
Accumulation Unit Value, End of Period                                                  $14.635   $17.087    $18.365   $20.629
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.226   $12.367    $14.468   $15.873
Accumulation Unit Value, End of Period                                                  $12.367   $14.468    $15.873   $15.970
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.444   $12.114    $12.867   $12.918
Accumulation Unit Value, End of Period                                                  $12.114   $12.867    $12.918   $13.571
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.578   $12.408    $13.263   $13.899
Accumulation Unit Value, End of Period                                                  $12.408   $13.263    $13.899   $15.367
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.210   $13.479    $14.671   $15.124
Accumulation Unit Value, End of Period                                                  $13.479   $14.671    $15.124   $17.174
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.985   $11.281    $11.838   $13.128
Accumulation Unit Value, End of Period                                                  $11.281   $11.838    $13.128   $13.220
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.397   $13.319    $14.423   $14.567
Accumulation Unit Value, End of Period                                                  $13.319   $14.423    $14.567   $15.772
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.465   $10.422    $10.662   $10.692
Accumulation Unit Value, End of Period                                                  $10.422   $10.662    $10.692   $10.948
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.449   $13.356    $15.203   $16.710
Accumulation Unit Value, End of Period                                                  $13.356   $15.203    $16.710   $20.908
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.783   $12.966    $14.308   $15.251
Accumulation Unit Value, End of Period                                                  $12.966   $14.308    $15.251   $17.022
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.911    $9.834     $9.697    $9.740
Accumulation Unit Value, End of Period                                                   $9.834    $9.697     $9.740    $9.961
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.421   $13.470    $14.555   $15.686
Accumulation Unit Value, End of Period                                                  $13.470   $14.555    $15.686   $16.682
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.782   $14.545    $16.447   $17.062
Accumulation Unit Value, End of Period                                                  $14.545   $16.447    $17.062   $19.392
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.036   $13.070    $13.771   $14.167
Accumulation Unit Value, End of Period                                                  $13.070   $13.771    $14.167   $15.449
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.437   $12.060    $12.783   $13.024
Accumulation Unit Value, End of Period                                                  $12.060   $12.783    $13.024   $14.280
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.710   $14.030    $16.713   $17.777
Accumulation Unit Value, End of Period                                                  $14.030   $16.713    $17.777   $22.123
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.492   $13.535    $15.726   $17.278
Accumulation Unit Value, End of Period                                                  $13.535   $15.726    $17.278   $17.850
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.608   $12.374    $12.732   $13.183
Accumulation Unit Value, End of Period                                                  $12.374   $12.732    $13.183   $13.616
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.096   $12.078
Accumulation Unit Value, End of Period                                                       --   $11.096    $12.078   $12.415
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.309   $11.534
Accumulation Unit Value, End of Period                                                       --   $11.309    $11.534   $13.112
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.837   $13.328    $14.900   $16.016
Accumulation Unit Value, End of Period                                                  $13.328   $14.900    $16.016   $18.196
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.850    $9.884
Accumulation Unit Value, End of Period                                                  $10.000    $9.850     $9.884   $10.086
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.085   $11.715    $12.254   $12.921
Accumulation Unit Value, End of Period                                                  $11.715   $12.254    $12.921   $12.991
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.678   $13.847    $14.931   $16.403
Accumulation Unit Value, End of Period                                                  $13.847   $14.931    $16.403   $17.805
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.933   $11.501
Accumulation Unit Value, End of Period                                                       --   $10.933    $11.501   $12.684
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.705   $12.111
Accumulation Unit Value, End of Period                                                       --   $10.705    $12.111   $12.316
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.047   $12.118
Accumulation Unit Value, End of Period                                                  $10.000   $11.047    $12.118   $14.425
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.803
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.107   $13.552    $15.791   $17.463
Accumulation Unit Value, End of Period                                                  $13.552   $15.791    $17.463   $19.132
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.265   $12.377
Accumulation Unit Value, End of Period                                                       --   $11.265    $12.377   $14.626
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.599   $14.482    $19.304   $22.080
Accumulation Unit Value, End of Period                                                  $14.482   $19.304    $22.080   $29.779
Number of Units Outstanding, End of Period                                                    0         0          0         0





(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.

















Allstate Advisor Preferred Contracts with 5-Year Withdrawal Charge Option

Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.60% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.724    $11.243   $10.944
Accumulation Unit Value, End of Period                                                  $10.724   $11.243    $10.944   $11.912
Number of Units Outstanding, End of Period                                                    0         0        602     2,145
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.330    $12.718   $13.619
Accumulation Unit Value, End of Period                                                  $11.330   $12.718    $13.619   $15.542
Number of Units Outstanding, End of Period                                                    0     3,582      3,992     4,293
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.236    $12.723   $12.964
Accumulation Unit Value, End of Period                                                  $11.236   $12.723    $12.964   $15.593
Number of Units Outstanding, End of Period                                                    0     3,108      3,163     2,805
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.411    $13.092   $14.699
Accumulation Unit Value, End of Period                                                  $11.411   $13.092    $14.699   $15.984
Number of Units Outstanding, End of Period                                                  292       892        839       869
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.204    $14.885   $16.359
Accumulation Unit Value, End of Period                                                  $12.204   $14.885    $16.359   $18.655
Number of Units Outstanding, End of Period                                                  275       275        275       538
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.256
Number of Units Outstanding, End of Period                                                   --        --         --     4,824
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.447
Number of Units Outstanding, End of Period                                                   --        --         --    23,616
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.477
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.486
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.338
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.733
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.809
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.865
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.810   $13.396    $14.553   $14.795
Accumulation Unit Value, End of Period                                                  $13.396   $14.553    $14.795   $16.966
Number of Units Outstanding, End of Period                                                3,920     7,714      9,191     9,045
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.225   $11.202
Accumulation Unit Value, End of Period                                                       --   $11.225    $11.202   $13.008
Number of Units Outstanding, End of Period                                                   --         0      3,404     8,910
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.520   $10.442
Accumulation Unit Value, End of Period                                                       --   $10.520    $10.442   $11.373
Number of Units Outstanding, End of Period                                                   --         0        924     2,704
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.464   $14.567    $17.704   $18.912
Accumulation Unit Value, End of Period                                                  $14.567   $17.704    $18.912   $21.729
Number of Units Outstanding, End of Period                                                1,099     1,998      2,565     2,898
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.239   $10.298
Accumulation Unit Value, End of Period                                                       --   $10.239    $10.298   $10.520
Number of Units Outstanding, End of Period                                                   --     1,961      2,126     2,212
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $11.004
Number of Units Outstanding, End of Period                                                   --        --         --       228
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.388   $12.690    $14.038   $15.242
Accumulation Unit Value, End of Period                                                  $12.690   $14.038    $15.242   $17.722
Number of Units Outstanding, End of Period                                                6,131    13,384     13,632    13,861
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.277   $16.880    $20.674   $25.875
Accumulation Unit Value, End of Period                                                  $16.880   $20.674    $25.875   $32.551
Number of Units Outstanding, End of Period                                                   41       336        291       581
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.577   $13.603    $15.835   $17.133
Accumulation Unit Value, End of Period                                                  $13.603   $15.835    $17.133   $20.436
Number of Units Outstanding, End of Period                                                2,251     3,956      6,085     8,449
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.906   $11.456
Accumulation Unit Value, End of Period                                                       --   $10.906    $11.456   $12.899
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.357   $10.305
Accumulation Unit Value, End of Period                                                       --   $10.357    $10.305   $11.066
Number of Units Outstanding, End of Period                                                   --         0      1,511     1,489
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.891   $11.043
Accumulation Unit Value, End of Period                                                       --   $10.891    $11.043   $12.720
Number of Units Outstanding, End of Period                                                   --         0      3,514     7,420
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.139   $11.446
Accumulation Unit Value, End of Period                                                       --   $11.139    $11.446   $12.129
Number of Units Outstanding, End of Period                                                   --         0         95       671
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.122   $11.821
Accumulation Unit Value, End of Period                                                       --   $11.122    $11.821   $13.030
Number of Units Outstanding, End of Period                                                   --         0        942     1,405
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.011   $13.099    $14.124   $14.382
Accumulation Unit Value, End of Period                                                  $13.099   $14.124    $14.382   $15.659
Number of Units Outstanding, End of Period                                                1,371     3,342      3,620     3,156
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.105   $10.156
Accumulation Unit Value, End of Period                                                       --   $10.105    $10.156   $10.467
Number of Units Outstanding, End of Period                                                   --         0          0     2,652
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.104   $12.281    $12.859   $13.244
Accumulation Unit Value, End of Period                                                  $12.281   $12.859    $13.244   $14.006
Number of Units Outstanding, End of Period                                                  352       352     14,484    14,659
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.782   $14.239    $16.624   $18.623
Accumulation Unit Value, End of Period                                                  $14.239   $16.624    $18.623   $21.467
Number of Units Outstanding, End of Period                                                   49       774      4,780     4,775
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.203   $12.962    $13.842   $13.868
Accumulation Unit Value, End of Period                                                  $12.962   $13.842    $13.868   $14.877
Number of Units Outstanding, End of Period                                                  326     5,529      5,463     5,922
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.464   $12.638    $13.547   $14.069
Accumulation Unit Value, End of Period                                                  $12.638   $13.547    $14.069   $15.857
Number of Units Outstanding, End of Period                                                1,190     5,341     11,101    16,087
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.650   $14.668    $17.169   $18.501
Accumulation Unit Value, End of Period                                                  $14.668   $17.169    $18.501   $20.834
Number of Units Outstanding, End of Period                                                2,746     4,611      5,921     7,156
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.239   $12.395    $14.538   $15.990
Accumulation Unit Value, End of Period                                                  $12.395   $14.538    $15.990   $16.129
Number of Units Outstanding, End of Period                                                    0        21      1,031     3,332
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.456   $12.141    $12.929   $13.013
Accumulation Unit Value, End of Period                                                  $12.141   $12.929    $13.013   $13.706
Number of Units Outstanding, End of Period                                                2,752     9,193     12,811    13,806
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.590   $12.437    $13.327   $14.001
Accumulation Unit Value, End of Period                                                  $12.437   $13.327    $14.001   $15.519
Number of Units Outstanding, End of Period                                                    0       210        211       212
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.223   $13.509    $14.742   $15.236
Accumulation Unit Value, End of Period                                                  $13.509   $14.742    $15.236   $17.345
Number of Units Outstanding, End of Period                                                    0         0      8,897     8,897
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.996   $11.306    $11.895   $13.225
Accumulation Unit Value, End of Period                                                  $11.306   $11.895    $13.225   $13.351
Number of Units Outstanding, End of Period                                                    0       277        277       277
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.411   $13.349    $14.492   $14.674
Accumulation Unit Value, End of Period                                                  $13.349   $14.492    $14.674   $15.929
Number of Units Outstanding, End of Period                                                    0       110        110       109
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.477   $10.446    $10.714   $10.771
Accumulation Unit Value, End of Period                                                  $10.446   $10.714    $10.771   $11.057
Number of Units Outstanding, End of Period                                                    0       842      1,737     1,871
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.461   $13.386    $15.276   $16.833
Accumulation Unit Value, End of Period                                                  $13.386   $15.276    $16.833   $21.116
Number of Units Outstanding, End of Period                                                    0         0      4,335     5,174
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.796   $12.996    $14.376   $15.363
Accumulation Unit Value, End of Period                                                  $12.996   $14.376    $15.363   $17.191
Number of Units Outstanding, End of Period                                                    0         0      9,092     9,092
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.921    $9.856     $9.743    $9.812
Accumulation Unit Value, End of Period                                                   $9.856    $9.743     $9.812   $10.060
Number of Units Outstanding, End of Period                                                  103     9,514      9,955    11,554
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.434   $13.500    $14.625   $15.801
Accumulation Unit Value, End of Period                                                  $13.500   $14.625    $15.801   $16.847
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.795   $14.578    $16.526   $17.188
Accumulation Unit Value, End of Period                                                  $14.578   $16.526    $17.188   $19.584
Number of Units Outstanding, End of Period                                                    0        99        315       444
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.049   $13.100    $13.838   $14.272
Accumulation Unit Value, End of Period                                                  $13.100   $13.838    $14.272   $15.603
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.449   $12.087    $12.845   $13.120
Accumulation Unit Value, End of Period                                                  $12.087   $12.845    $13.120   $14.422
Number of Units Outstanding, End of Period                                                    0     4,172      4,152     4,818
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.724   $14.062    $16.793   $17.908
Accumulation Unit Value, End of Period                                                  $14.062   $16.793    $17.908   $22.343
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.506   $13.566    $15.802   $17.406
Accumulation Unit Value, End of Period                                                  $13.566   $15.802    $17.406   $18.027
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.620   $12.402    $12.793   $13.280
Accumulation Unit Value, End of Period                                                  $12.402   $12.793    $13.280   $13.752
Number of Units Outstanding, End of Period                                                  236       301        310       334
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.115   $12.129
Accumulation Unit Value, End of Period                                                       --   $11.115    $12.129   $12.499
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.328   $11.583
Accumulation Unit Value, End of Period                                                       --   $11.328    $11.583   $13.202
Number of Units Outstanding, End of Period                                                   --       246      7,611    12,833
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.850   $13.359    $14.972   $16.134
Accumulation Unit Value, End of Period                                                  $13.359   $14.972    $16.134   $18.377
Number of Units Outstanding, End of Period                                                    0         0      5,096     9,617
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.875    $9.934
Accumulation Unit Value, End of Period                                                  $10.000    $9.875     $9.934   $10.164
Number of Units Outstanding, End of Period                                                    0     3,969      4,651     5,079
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.097   $11.741    $12.313   $13.017
Accumulation Unit Value, End of Period                                                  $11.741   $12.313    $13.017   $13.120
Number of Units Outstanding, End of Period                                                    0        25        285       286
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.692   $13.878    $15.003   $16.524
Accumulation Unit Value, End of Period                                                  $13.878   $15.003    $16.524   $17.982
Number of Units Outstanding, End of Period                                                  230       551        628       620
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.952   $11.550
Accumulation Unit Value, End of Period                                                       --   $10.952    $11.550   $12.771
Number of Units Outstanding, End of Period                                                   --         0      6,670    12,092
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.723   $12.162
Accumulation Unit Value, End of Period                                                       --   $10.723    $12.162   $12.400
Number of Units Outstanding, End of Period                                                   --       104         97       106
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.075   $12.180
Accumulation Unit Value, End of Period                                                  $10.000   $11.075    $12.180   $14.536
Number of Units Outstanding, End of Period                                                    0         0      4,101     5,688
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.820
Number of Units Outstanding, End of Period                                                   --        --         --       801
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.113   $13.575    $15.858   $17.582
Accumulation Unit Value, End of Period                                                  $13.575   $15.858    $17.582   $19.312
Number of Units Outstanding, End of Period                                                  107       124        118       120
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.284   $12.429
Accumulation Unit Value, End of Period                                                       --   $11.284    $12.429   $14.725
Number of Units Outstanding, End of Period                                                   --         0          0       266
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.612   $14.515    $19.397   $22.243
Accumulation Unit Value, End of Period                                                  $14.515   $19.397    $22.243   $30.075
Number of Units Outstanding, End of Period                                                   77     2,400      2,377     2,124



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.

















Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.65% and Administrative
Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.722    $11.235   $10.930
Accumulation Unit Value, End of Period                                                  $10.722   $11.235    $10.930   $11.891
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.327    $12.709   $13.602
Accumulation Unit Value, End of Period                                                  $11.327   $12.709    $13.602   $15.515
Number of Units Outstanding, End of Period                                                  717       697        671       643
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.233    $12.713   $12.948
Accumulation Unit Value, End of Period                                                  $11.233   $12.713    $12.948   $15.565
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.409    $13.082   $14.681
Accumulation Unit Value, End of Period                                                  $11.409   $13.082    $14.681   $15.956
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.201    $14.874   $16.339
Accumulation Unit Value, End of Period                                                  $12.201   $14.874    $16.339   $18.622
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.252
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.444
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.473
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.482
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.335
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.729
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.805
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.862
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.802   $13.384    $14.532   $14.767
Accumulation Unit Value, End of Period                                                  $13.384   $14.532    $14.767   $16.925
Number of Units Outstanding, End of Period                                                  609       607        618       591
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.221   $11.192
Accumulation Unit Value, End of Period                                                       --   $11.221    $11.192   $12.991
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.519   $10.435
Accumulation Unit Value, End of Period                                                       --   $10.519    $10.435   $11.360
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.456   $14.554    $17.679   $18.876
Accumulation Unit Value, End of Period                                                  $14.554   $17.679    $18.876   $21.676
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.235   $10.289
Accumulation Unit Value, End of Period                                                       --   $10.235    $10.289   $10.506
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $11.000
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.381   $12.679    $14.018   $15.213
Accumulation Unit Value, End of Period                                                  $12.679   $14.018    $15.213   $17.679
Number of Units Outstanding, End of Period                                                  479       472        452       425
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.268   $16.865    $20.645   $25.825
Accumulation Unit Value, End of Period                                                  $16.865   $20.645    $25.825   $32.472
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.569   $13.591    $15.812   $17.101
Accumulation Unit Value, End of Period                                                  $13.591   $15.812    $17.101   $20.387
Number of Units Outstanding, End of Period                                                  301       279        268       248
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.905   $11.449
Accumulation Unit Value, End of Period                                                       --   $10.905    $11.449   $12.884
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.356   $10.299
Accumulation Unit Value, End of Period                                                       --   $10.356    $10.299   $11.053
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.889   $11.036
Accumulation Unit Value, End of Period                                                       --   $10.889    $11.036   $12.705
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.137   $11.438
Accumulation Unit Value, End of Period                                                       --   $11.137    $11.438   $12.115
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.120   $11.814
Accumulation Unit Value, End of Period                                                       --   $11.120    $11.814   $13.015
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.003   $13.087    $14.105   $14.354
Accumulation Unit Value, End of Period                                                  $13.087   $14.105    $14.354   $15.621
Number of Units Outstanding, End of Period                                                  849       862        878       877
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.104   $10.150
Accumulation Unit Value, End of Period                                                       --   $10.104    $10.150   $10.455
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.103   $12.277    $12.848   $13.226
Accumulation Unit Value, End of Period                                                  $12.277   $12.848    $13.226   $13.980
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.774   $14.227    $16.601   $18.588
Accumulation Unit Value, End of Period                                                  $14.227   $16.601    $18.588   $21.415
Number of Units Outstanding, End of Period                                                  289       266        247       234
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.195   $12.951    $13.823   $13.841
Accumulation Unit Value, End of Period                                                  $12.951   $13.823    $13.841   $14.841
Number of Units Outstanding, End of Period                                                  851       875        912       925
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.456   $12.627    $13.528   $14.042
Accumulation Unit Value, End of Period                                                  $12.627   $13.528    $14.042   $15.819
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.642   $14.655    $17.145   $18.465
Accumulation Unit Value, End of Period                                                  $14.655   $17.145    $18.465   $20.784
Number of Units Outstanding, End of Period                                                  686       649        620       600
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.231   $12.384    $14.518   $15.959
Accumulation Unit Value, End of Period                                                  $12.384   $14.518    $15.959   $16.090
Number of Units Outstanding, End of Period                                                  488       459        429       464
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.448   $12.130    $12.911   $12.989
Accumulation Unit Value, End of Period                                                  $12.130   $12.911    $12.989   $13.673
Number of Units Outstanding, End of Period                                                1,075     1,108      1,147     1,186
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.583   $12.425    $13.308   $13.975
Accumulation Unit Value, End of Period                                                  $12.425   $13.308    $13.975   $15.482
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.215   $13.497    $14.721   $15.207
Accumulation Unit Value, End of Period                                                  $13.497   $14.721    $15.207   $17.303
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.989   $11.296    $11.878   $13.199
Accumulation Unit Value, End of Period                                                  $11.296   $11.878    $13.199   $13.319
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.402   $13.337    $14.472   $14.646
Accumulation Unit Value, End of Period                                                  $13.337   $14.472    $14.646   $15.891
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.470   $10.436    $10.699   $10.750
Accumulation Unit Value, End of Period                                                  $10.436   $10.699    $10.750   $11.030
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.454   $13.374    $15.254   $16.801
Accumulation Unit Value, End of Period                                                  $13.374   $15.254    $16.801   $21.065
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.788   $12.984    $14.356   $15.334
Accumulation Unit Value, End of Period                                                  $12.984   $14.356    $15.334   $17.150
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.915    $9.847     $9.730    $9.793
Accumulation Unit Value, End of Period                                                   $9.847    $9.730     $9.793   $10.036
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.426   $13.488    $14.605   $15.771
Accumulation Unit Value, End of Period                                                  $13.488   $14.605    $15.771   $16.807
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.787   $14.565    $16.503   $17.155
Accumulation Unit Value, End of Period                                                  $14.565   $16.503    $17.155   $19.537
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.041   $13.088    $13.818   $14.245
Accumulation Unit Value, End of Period                                                  $13.088   $13.818    $14.245   $15.565
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.442   $12.076    $12.827   $13.095
Accumulation Unit Value, End of Period                                                  $12.076   $12.827    $13.095   $14.387
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.716   $14.049    $16.770   $17.874
Accumulation Unit Value, End of Period                                                  $14.049   $16.770    $17.874   $22.289
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.497   $13.554    $15.780   $17.373
Accumulation Unit Value, End of Period                                                  $13.554   $15.780    $17.373   $17.983
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.612   $12.391    $12.775   $13.254
Accumulation Unit Value, End of Period                                                  $12.391   $12.775    $13.254   $13.718
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.111   $12.119
Accumulation Unit Value, End of Period                                                       --   $11.111    $12.119   $12.482
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.324   $11.573
Accumulation Unit Value, End of Period                                                       --   $11.324    $11.573   $13.184
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.842   $13.347    $14.951   $16.103
Accumulation Unit Value, End of Period                                                  $13.347   $14.951    $16.103   $18.333
Number of Units Outstanding, End of Period                                                  533       516        496       477
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.870    $9.924
Accumulation Unit Value, End of Period                                                  $10.000    $9.870     $9.924   $10.148
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.089   $11.731    $12.295   $12.992
Accumulation Unit Value, End of Period                                                  $11.731   $12.295    $12.992   $13.088
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.683   $13.865    $14.982   $16.492
Accumulation Unit Value, End of Period                                                  $13.865   $14.982    $16.492   $17.939
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.948   $11.540
Accumulation Unit Value, End of Period                                                       --   $10.948    $11.540   $12.753
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.720   $12.152
Accumulation Unit Value, End of Period                                                       --   $10.720    $12.152   $12.383
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.069   $12.168
Accumulation Unit Value, End of Period                                                  $10.000   $11.069    $12.168   $14.514
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.816
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.112   $13.570    $15.845   $17.558
Accumulation Unit Value, End of Period                                                  $13.570   $15.845    $17.558   $19.276
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.281   $12.419
Accumulation Unit Value, End of Period                                                       --   $11.281    $12.419   $14.705
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.604   $14.502    $19.370   $22.200
Accumulation Unit Value, End of Period                                                  $14.502   $19.370    $22.200   $30.002
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.

















Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.719    $11.227   $10.916
Accumulation Unit Value, End of Period                                                  $10.719   $11.227    $10.916   $11.870
Number of Units Outstanding, End of Period                                                2,017     1,048        974       697
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.325    $12.700   $13.585
Accumulation Unit Value, End of Period                                                  $11.325   $12.700    $13.585   $15.488
Number of Units Outstanding, End of Period                                                  260       592        564       644
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.231    $12.704   $12.932
Accumulation Unit Value, End of Period                                                  $11.231   $12.704    $12.932   $15.538
Number of Units Outstanding, End of Period                                                  547       514        587       545
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.406    $13.072   $14.663
Accumulation Unit Value, End of Period                                                  $11.406   $13.072    $14.663   $15.928
Number of Units Outstanding, End of Period                                                  483        82          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.198    $14.863   $16.318
Accumulation Unit Value, End of Period                                                  $12.198   $14.863    $16.318   $18.589
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.249
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.440
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.470
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.479
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.331
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.726
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.802
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.858
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.798   $13.376    $14.516   $14.743
Accumulation Unit Value, End of Period                                                  $13.376   $14.516    $14.743   $16.889
Number of Units Outstanding, End of Period                                                6,814     6,923      6,359     6,130
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.217   $11.183
Accumulation Unit Value, End of Period                                                       --   $11.217    $11.183   $12.973
Number of Units Outstanding, End of Period                                                   --     3,059      3,217     3,518
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.517   $10.428
Accumulation Unit Value, End of Period                                                       --   $10.517    $10.428   $11.347
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.451   $14.545    $17.659   $18.845
Accumulation Unit Value, End of Period                                                  $14.545   $17.659    $18.845   $21.630
Number of Units Outstanding, End of Period                                                4,586     4,127      4,194     4,052
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.232   $10.280
Accumulation Unit Value, End of Period                                                       --   $10.232    $10.280   $10.492
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.996
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.376   $12.671    $14.002   $15.188
Accumulation Unit Value, End of Period                                                  $12.671   $14.002    $15.188   $17.641
Number of Units Outstanding, End of Period                                                6,776     7,860      7,333     6,780
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.263   $16.854    $20.622   $25.783
Accumulation Unit Value, End of Period                                                  $16.854   $20.622    $25.783   $32.403
Number of Units Outstanding, End of Period                                                3,157     2,936      2,575     2,342
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.565   $13.582    $15.795   $17.073
Accumulation Unit Value, End of Period                                                  $13.582   $15.795    $17.073   $20.343
Number of Units Outstanding, End of Period                                                1,737     4,255      4,135     3,788
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.904   $11.442
Accumulation Unit Value, End of Period                                                       --   $10.904    $11.442   $12.870
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.355   $10.292
Accumulation Unit Value, End of Period                                                       --   $10.355    $10.292   $11.040
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.888   $11.029
Accumulation Unit Value, End of Period                                                       --   $10.888    $11.029   $12.691
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.136   $11.431
Accumulation Unit Value, End of Period                                                       --   $11.136    $11.431   $12.101
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.119   $11.806
Accumulation Unit Value, End of Period                                                       --   $11.119    $11.806   $13.001
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.999   $13.079    $14.089   $14.331
Accumulation Unit Value, End of Period                                                  $13.079   $14.089    $14.331   $15.587
Number of Units Outstanding, End of Period                                                  203       772        751       755
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.102   $10.143
Accumulation Unit Value, End of Period                                                       --   $10.102    $10.143   $10.443
Number of Units Outstanding, End of Period                                                   --         0          0       226
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.102   $12.273    $12.837   $13.208
Accumulation Unit Value, End of Period                                                  $12.273   $12.837    $13.208   $13.954
Number of Units Outstanding, End of Period                                                    0         0          0       340
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.770   $14.218    $16.582   $18.558
Accumulation Unit Value, End of Period                                                  $14.218   $16.582    $18.558   $21.369
Number of Units Outstanding, End of Period                                                    0       148        126       114
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.191   $12.943    $13.807   $13.818
Accumulation Unit Value, End of Period                                                  $12.943   $13.807    $13.818   $14.809
Number of Units Outstanding, End of Period                                                    0       445        450       596
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.452   $12.619    $13.513   $14.019
Accumulation Unit Value, End of Period                                                  $12.619   $13.513    $14.019   $15.785
Number of Units Outstanding, End of Period                                                    0       620        619       941
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.637   $14.646    $17.126   $18.435
Accumulation Unit Value, End of Period                                                  $14.646   $17.126    $18.435   $20.739
Number of Units Outstanding, End of Period                                                    0       352        312       296
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.227   $12.376    $14.501   $15.933
Accumulation Unit Value, End of Period                                                  $12.376   $14.501    $15.933   $16.055
Number of Units Outstanding, End of Period                                                    0       246        219       216
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.444   $12.123    $12.897   $12.967
Accumulation Unit Value, End of Period                                                  $12.123   $12.897    $12.967   $13.643
Number of Units Outstanding, End of Period                                                  711     7,041      7,281     7,799
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.578   $12.418    $13.293   $13.952
Accumulation Unit Value, End of Period                                                  $12.418   $13.293    $13.952   $15.449
Number of Units Outstanding, End of Period                                                1,191     1,900      1,865     2,012
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.211   $13.489    $14.704   $15.182
Accumulation Unit Value, End of Period                                                  $13.489   $14.704    $15.182   $17.266
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.985   $11.289    $11.865   $13.178
Accumulation Unit Value, End of Period                                                  $11.289   $11.865    $13.178   $13.290
Number of Units Outstanding, End of Period                                                1,179       533        564       564
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.398   $13.329    $14.456   $14.622
Accumulation Unit Value, End of Period                                                  $13.329   $14.456    $14.622   $15.857
Number of Units Outstanding, End of Period                                                  909     1,419      1,445     1,628
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.466   $10.430    $10.687   $10.733
Accumulation Unit Value, End of Period                                                  $10.430   $10.687    $10.733   $11.006
Number of Units Outstanding, End of Period                                                2,263     3,804      3,922     4,650
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.449   $13.366    $15.237   $16.774
Accumulation Unit Value, End of Period                                                  $13.366   $15.237    $16.774   $21.020
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.784   $12.976    $14.340   $15.309
Accumulation Unit Value, End of Period                                                  $12.976   $14.340    $15.309   $17.113
Number of Units Outstanding, End of Period                                                1,745     2,208      2,231     2,060
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.911    $9.841     $9.719    $9.777
Accumulation Unit Value, End of Period                                                   $9.841    $9.719     $9.777   $10.014
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.421   $13.480    $14.588   $15.745
Accumulation Unit Value, End of Period                                                  $13.480   $14.588    $15.745   $16.771
Number of Units Outstanding, End of Period                                                1,882     2,804      2,882     2,701
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.782   $14.556    $16.485   $17.127
Accumulation Unit Value, End of Period                                                  $14.556   $16.485    $17.127   $19.495
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.036   $13.080    $13.803   $14.221
Accumulation Unit Value, End of Period                                                  $13.080   $13.803    $14.221   $15.532
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.438   $12.069    $12.812   $13.074
Accumulation Unit Value, End of Period                                                  $12.069   $12.812    $13.074   $14.356
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.711   $14.041    $16.751   $17.844
Accumulation Unit Value, End of Period                                                  $14.041   $16.751    $17.844   $22.241
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.493   $13.545    $15.762   $17.344
Accumulation Unit Value, End of Period                                                  $13.545   $15.762    $17.344   $17.945
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.608   $12.383    $12.761   $13.233
Accumulation Unit Value, End of Period                                                  $12.383   $12.761    $13.233   $13.689
Number of Units Outstanding, End of Period                                                6,098     9,955     10,483    11,005
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.107   $12.109
Accumulation Unit Value, End of Period                                                       --   $11.107    $12.109   $12.465
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.320   $11.563
Accumulation Unit Value, End of Period                                                       --   $11.320    $11.563   $13.166
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.837   $13.338    $14.934   $16.077
Accumulation Unit Value, End of Period                                                  $13.338   $14.934    $16.077   $18.294
Number of Units Outstanding, End of Period                                                3,945     4,272      4,355     4,304
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.865    $9.914
Accumulation Unit Value, End of Period                                                  $10.000    $9.865     $9.914   $10.133
Number of Units Outstanding, End of Period                                                    0     6,957      7,257     7,979
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.085   $11.724    $12.282   $12.971
Accumulation Unit Value, End of Period                                                  $11.724   $12.282    $12.971   $13.060
Number of Units Outstanding, End of Period                                                1,692     2,456      2,592     2,298
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.679   $13.857    $14.965   $16.465
Accumulation Unit Value, End of Period                                                  $13.857   $14.965    $16.465   $17.900
Number of Units Outstanding, End of Period                                                1,142     4,101      3,867     4,144
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.944   $11.531
Accumulation Unit Value, End of Period                                                       --   $10.944    $11.531   $12.736
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.716   $12.142
Accumulation Unit Value, End of Period                                                       --   $10.716    $12.142   $12.367
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.064   $12.155
Accumulation Unit Value, End of Period                                                  $10.000   $11.064    $12.155   $14.491
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.813
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.110   $13.566    $15.831   $17.534
Accumulation Unit Value, End of Period                                                  $13.566   $15.831    $17.534   $19.240
Number of Units Outstanding, End of Period                                                3,859     3,800      3,771     3,862
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.277   $12.408
Accumulation Unit Value, End of Period                                                       --   $11.277    $12.408   $14.685
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.599   $14.493    $19.348   $22.164
Accumulation Unit Value, End of Period                                                  $14.493   $19.348    $22.164   $29.938
Number of Units Outstanding, End of Period                                                2,436     6,568      5,916     4,998




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.

















Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.714    $11.210   $10.889
Accumulation Unit Value, End of Period                                                  $10.714   $11.210    $10.889   $11.828
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.319    $12.681   $13.551
Accumulation Unit Value, End of Period                                                  $11.319   $12.681    $13.551   $15.433
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.225    $12.685   $12.899
Accumulation Unit Value, End of Period                                                  $11.225   $12.685    $12.899   $15.483
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.400    $13.053   $14.626
Accumulation Unit Value, End of Period                                                  $11.400   $13.053    $14.626   $15.872
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.193    $14.841   $16.277
Accumulation Unit Value, End of Period                                                  $12.193   $14.841    $16.277   $18.524
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.242
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.433
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.463
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.472
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.324
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.720
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.794
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.852
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.789   $13.359    $14.483   $14.695
Accumulation Unit Value, End of Period                                                  $13.359   $14.483    $14.695   $16.817
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.210   $11.164
Accumulation Unit Value, End of Period                                                       --   $11.210    $11.164   $12.938
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.515   $10.415
Accumulation Unit Value, End of Period                                                       --   $10.515    $10.415   $11.321
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.441   $14.527    $17.619   $18.784
Accumulation Unit Value, End of Period                                                  $14.527   $17.619    $18.784   $21.537
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.225   $10.263
Accumulation Unit Value, End of Period                                                       --   $10.225    $10.263   $10.463
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.989
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.368   $12.656    $13.971   $15.139
Accumulation Unit Value, End of Period                                                  $12.656   $13.971    $15.139   $17.566
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.253   $16.833    $20.576   $25.699
Accumulation Unit Value, End of Period                                                  $16.833   $20.576    $25.699   $32.264
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.556   $13.565    $15.759   $17.017
Accumulation Unit Value, End of Period                                                  $13.565   $15.759    $17.017   $20.256
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.901   $11.427
Accumulation Unit Value, End of Period                                                       --   $10.901    $11.427   $12.840
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.352   $10.279
Accumulation Unit Value, End of Period                                                       --   $10.352    $10.279   $11.015
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.885   $11.015
Accumulation Unit Value, End of Period                                                       --   $10.885    $11.015   $12.662
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.133   $11.417
Accumulation Unit Value, End of Period                                                       --   $11.133    $11.417   $12.073
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.116   $11.791
Accumulation Unit Value, End of Period                                                       --   $11.116    $11.791   $12.971
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.989   $13.063    $14.057   $14.284
Accumulation Unit Value, End of Period                                                  $13.063   $14.057    $14.284   $15.521
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.100   $10.130
Accumulation Unit Value, End of Period                                                       --   $10.100    $10.130   $10.419
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.100   $12.264    $12.815   $13.172
Accumulation Unit Value, End of Period                                                  $12.264   $12.815    $13.172   $13.902
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.761   $14.200    $16.545   $18.497
Accumulation Unit Value, End of Period                                                  $14.200   $16.545    $18.497   $21.278
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.182   $12.927    $13.776   $13.773
Accumulation Unit Value, End of Period                                                  $12.927   $13.776    $13.773   $14.746
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.443   $12.604    $13.482   $13.974
Accumulation Unit Value, End of Period                                                  $12.604   $13.482    $13.974   $15.718
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.628   $14.628    $17.087   $18.375
Accumulation Unit Value, End of Period                                                  $14.628   $17.087    $18.375   $20.650
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.217   $12.361    $14.469   $15.881
Accumulation Unit Value, End of Period                                                  $12.361   $14.469    $15.881   $15.986
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.435   $12.108    $12.868   $12.925
Accumulation Unit Value, End of Period                                                  $12.108   $12.868    $12.925   $13.585
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.570   $12.402    $13.263   $13.906
Accumulation Unit Value, End of Period                                                  $12.402   $13.263    $13.906   $15.383
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.201   $13.472    $14.671   $15.132
Accumulation Unit Value, End of Period                                                  $13.472   $14.671    $15.132   $17.192
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.977   $11.275    $11.838   $13.135
Accumulation Unit Value, End of Period                                                  $11.275   $11.838    $13.135   $13.234
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.388   $13.312    $14.423   $14.575
Accumulation Unit Value, End of Period                                                  $13.312   $14.423    $14.575   $15.789
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.458   $10.417    $10.662   $10.697
Accumulation Unit Value, End of Period                                                  $10.417   $10.662    $10.697   $10.959
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.441   $13.350    $15.203   $16.719
Accumulation Unit Value, End of Period                                                  $13.350   $15.203    $16.719   $20.930
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.775   $12.960    $14.308   $15.259
Accumulation Unit Value, End of Period                                                  $12.960   $14.308    $15.259   $17.040
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.904    $9.829     $9.697    $9.745
Accumulation Unit Value, End of Period                                                   $9.829    $9.697     $9.745    $9.971
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.412   $13.463    $14.556   $15.694
Accumulation Unit Value, End of Period                                                  $13.463   $14.556    $15.694   $16.699
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.772   $14.538    $16.447   $17.071
Accumulation Unit Value, End of Period                                                  $14.538   $16.447    $17.071   $19.412
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.027   $13.064    $13.772   $14.175
Accumulation Unit Value, End of Period                                                  $13.064   $13.772    $14.175   $15.465
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.429   $12.054    $12.784   $13.031
Accumulation Unit Value, End of Period                                                  $12.054   $12.784    $13.031   $14.295
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.701   $14.023    $16.713   $17.786
Accumulation Unit Value, End of Period                                                  $14.023   $16.713    $17.786   $22.146
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.483   $13.529    $15.727   $17.288
Accumulation Unit Value, End of Period                                                  $13.529   $15.727    $17.288   $17.868
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.599   $12.368    $12.732   $13.190
Accumulation Unit Value, End of Period                                                  $12.368   $12.732    $13.190   $13.631
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.100   $12.088
Accumulation Unit Value, End of Period                                                       --   $11.100    $12.088   $12.432
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.312   $11.544
Accumulation Unit Value, End of Period                                                       --   $11.312    $11.544   $13.130
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.828   $13.322    $14.901   $16.024
Accumulation Unit Value, End of Period                                                  $13.322   $14.901    $16.024   $18.215
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.855    $9.894
Accumulation Unit Value, End of Period                                                  $10.000    $9.855     $9.894   $10.102
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.077   $11.709    $12.254   $12.928
Accumulation Unit Value, End of Period                                                  $11.709   $12.254    $12.928   $13.004
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.669   $13.840    $14.932   $16.411
Accumulation Unit Value, End of Period                                                  $13.840   $14.932    $16.411   $17.824
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.937   $11.511
Accumulation Unit Value, End of Period                                                       --   $10.937    $11.511   $12.702
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.709   $12.121
Accumulation Unit Value, End of Period                                                       --   $10.709    $12.121   $12.333
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.052   $12.131
Accumulation Unit Value, End of Period                                                  $10.000   $11.052    $12.131   $14.447
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.806
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.108   $13.556    $15.804   $17.487
Accumulation Unit Value, End of Period                                                  $13.556   $15.804    $17.487   $19.168
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.269   $12.387
Accumulation Unit Value, End of Period                                                       --   $11.269    $12.387   $14.645
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.590   $14.475    $19.305   $22.091
Accumulation Unit Value, End of Period                                                  $14.475   $19.305    $22.091   $29.810
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.

















Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.85% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.711    $11.202   $10.875
Accumulation Unit Value, End of Period                                                  $10.711   $11.202    $10.875   $11.807
Number of Units Outstanding, End of Period                                                    0     1,821      1,821         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.317    $12.671   $13.534
Accumulation Unit Value, End of Period                                                  $11.317   $12.671    $13.534   $15.406
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.223    $12.675   $12.883
Accumulation Unit Value, End of Period                                                  $11.223   $12.675    $12.883   $15.456
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.398    $13.043   $14.607
Accumulation Unit Value, End of Period                                                  $11.398   $13.043    $14.607   $15.844
Number of Units Outstanding, End of Period                                                    0     1,269      1,269         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.190    $14.830   $16.257
Accumulation Unit Value, End of Period                                                  $12.190   $14.830    $16.257   $18.491
Number of Units Outstanding, End of Period                                                    0     1,554      1,554         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.238
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.429
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.459
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.468
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.320
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.716
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.791
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.848
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.787   $13.355    $14.471   $14.675
Accumulation Unit Value, End of Period                                                  $13.355   $14.471    $14.675   $16.785
Number of Units Outstanding, End of Period                                                    0     1,093      1,093     2,422
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.206   $11.154
Accumulation Unit Value, End of Period                                                       --   $11.206    $11.154   $12.920
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.513   $10.409
Accumulation Unit Value, End of Period                                                       --   $10.513    $10.409   $11.308
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.440   $14.522    $17.604   $18.758
Accumulation Unit Value, End of Period                                                  $14.522   $17.604    $18.758   $21.497
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.221   $10.254
Accumulation Unit Value, End of Period                                                       --   $10.221    $10.254   $10.449
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.985
Number of Units Outstanding, End of Period                                                   --        --         --     3,732
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.366   $12.651    $13.959   $15.118
Accumulation Unit Value, End of Period                                                  $12.651   $13.959    $15.118   $17.533
Number of Units Outstanding, End of Period                                                    0         0          0     2,393
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.251   $16.828    $20.558   $25.664
Accumulation Unit Value, End of Period                                                  $16.828   $20.558    $25.664   $32.204
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.555   $13.561    $15.746   $16.994
Accumulation Unit Value, End of Period                                                  $13.561   $15.746    $16.994   $20.219
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.899   $11.420
Accumulation Unit Value, End of Period                                                       --   $10.899    $11.420   $12.826
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.351   $10.273
Accumulation Unit Value, End of Period                                                       --   $10.351    $10.273   $11.003
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.884   $11.008
Accumulation Unit Value, End of Period                                                       --   $10.884    $11.008   $12.647
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.132   $11.409
Accumulation Unit Value, End of Period                                                       --   $11.132    $11.409   $12.060
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.115   $11.784
Accumulation Unit Value, End of Period                                                       --   $11.115    $11.784   $12.956
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.988   $13.059    $14.045   $14.265
Accumulation Unit Value, End of Period                                                  $13.059   $14.045    $14.265   $15.492
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.099   $10.124
Accumulation Unit Value, End of Period                                                       --   $10.099    $10.124   $10.407
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.098   $12.260    $12.805   $13.154
Accumulation Unit Value, End of Period                                                  $12.260   $12.805    $13.154   $13.876
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.760   $14.195    $16.531   $18.472
Accumulation Unit Value, End of Period                                                  $14.195   $16.531    $18.472   $21.238
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.180   $12.922    $13.764   $13.755
Accumulation Unit Value, End of Period                                                  $12.922   $13.764    $13.755   $14.718
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.442   $12.599    $13.471   $13.955
Accumulation Unit Value, End of Period                                                  $12.599   $13.471    $13.955   $15.688
Number of Units Outstanding, End of Period                                                    0     1,156      1,156         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.626   $14.623    $17.072   $18.350
Accumulation Unit Value, End of Period                                                  $14.623   $17.072    $18.350   $20.612
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.216   $12.356    $14.456   $15.860
Accumulation Unit Value, End of Period                                                  $12.356   $14.456    $15.860   $15.957
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.434   $12.104    $12.857   $12.907
Accumulation Unit Value, End of Period                                                  $12.104   $12.857    $12.907   $13.559
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.568   $12.398    $13.252   $13.887
Accumulation Unit Value, End of Period                                                  $12.398   $13.252    $13.887   $15.354
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.200   $13.468    $14.659   $15.111
Accumulation Unit Value, End of Period                                                  $13.468   $14.659    $15.111   $17.160
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.976   $11.271    $11.828   $13.117
Accumulation Unit Value, End of Period                                                  $11.271   $11.828    $13.117   $13.209
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.387   $13.308    $14.411   $14.555
Accumulation Unit Value, End of Period                                                  $13.308   $14.411    $14.555   $15.759
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.457   $10.414    $10.653   $10.683
Accumulation Unit Value, End of Period                                                  $10.414   $10.653    $10.683   $10.939
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.439   $13.345    $15.190   $16.696
Accumulation Unit Value, End of Period                                                  $13.345   $15.190    $16.696   $20.891
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.774   $12.956    $14.296   $15.238
Accumulation Unit Value, End of Period                                                  $12.956   $14.296    $15.238   $17.008
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.903    $9.826     $9.689    $9.732
Accumulation Unit Value, End of Period                                                   $9.826    $9.689     $9.732    $9.953
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.411   $13.459    $14.543   $15.673
Accumulation Unit Value, End of Period                                                  $13.459   $14.543    $15.673   $16.668
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.771   $14.533    $16.433   $17.048
Accumulation Unit Value, End of Period                                                  $14.533   $16.433    $17.048   $19.375
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.026   $13.059    $13.760   $14.156
Accumulation Unit Value, End of Period                                                  $13.059   $13.760    $14.156   $15.436
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.428   $12.050    $12.773   $13.013
Accumulation Unit Value, End of Period                                                  $12.050   $12.773    $13.013   $14.268
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.700   $14.019    $16.699   $17.762
Accumulation Unit Value, End of Period                                                  $14.019   $16.699    $17.762   $22.105
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.482   $13.524    $15.713   $17.264
Accumulation Unit Value, End of Period                                                  $13.524   $15.713    $17.264   $17.835
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.598   $12.364    $12.721   $13.172
Accumulation Unit Value, End of Period                                                  $12.364   $12.721    $13.172   $13.605
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.096   $12.078
Accumulation Unit Value, End of Period                                                       --   $11.096    $12.078   $12.415
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.309   $11.534
Accumulation Unit Value, End of Period                                                       --   $11.309    $11.534   $13.112
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.827   $13.317    $14.888   $16.003
Accumulation Unit Value, End of Period                                                  $13.317   $14.888    $16.003   $18.181
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.850    $9.884
Accumulation Unit Value, End of Period                                                  $10.000    $9.850     $9.884   $10.086
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.076   $11.705    $12.243   $12.911
Accumulation Unit Value, End of Period                                                  $11.705   $12.243    $12.911   $12.980
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.668   $13.835    $14.919   $16.389
Accumulation Unit Value, End of Period                                                  $13.835   $14.919    $16.389   $17.790
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.933   $11.501
Accumulation Unit Value, End of Period                                                       --   $10.933    $11.501   $12.684
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.705   $12.111
Accumulation Unit Value, End of Period                                                       --   $10.705    $12.111   $12.316
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.047   $12.118
Accumulation Unit Value, End of Period                                                  $10.000   $11.047    $12.118   $14.425
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.803
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.107   $13.552    $15.791   $17.463
Accumulation Unit Value, End of Period                                                  $13.552   $15.791    $17.463   $19.132
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.265   $12.377
Accumulation Unit Value, End of Period                                                       --   $11.265    $12.377   $14.626
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.588   $14.470    $19.288   $22.061
Accumulation Unit Value, End of Period                                                  $14.470   $19.288    $22.061   $29.754
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.90% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.709    $11.193   $10.861
Accumulation Unit Value, End of Period                                                  $10.709   $11.193    $10.861   $11.787
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.314    $12.662   $13.517
Accumulation Unit Value, End of Period                                                  $11.314   $12.662    $13.517   $15.379
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.220    $12.666   $12.867
Accumulation Unit Value, End of Period                                                  $11.220   $12.666    $12.867   $15.429
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.395    $13.033   $14.589
Accumulation Unit Value, End of Period                                                  $11.395   $13.033    $14.589   $15.816
Number of Units Outstanding, End of Period                                                    0     7,552      7,552     8,762
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.187    $14.818   $16.237
Accumulation Unit Value, End of Period                                                  $12.187   $14.818    $16.237   $18.458
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.235
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.426
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.455
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.464
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.317
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.713
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.787
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.845
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.793   $13.358    $14.467   $14.663
Accumulation Unit Value, End of Period                                                  $13.358   $14.467    $14.663   $16.763
Number of Units Outstanding, End of Period                                                    0     6,480      6,480     7,712
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.202   $11.145
Accumulation Unit Value, End of Period                                                       --   $11.202    $11.145   $12.903
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.512   $10.402
Accumulation Unit Value, End of Period                                                       --   $10.512    $10.402   $11.295
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.446   $14.525    $17.599   $18.743
Accumulation Unit Value, End of Period                                                  $14.525   $17.599    $18.743   $21.469
Number of Units Outstanding, End of Period                                                    0     2,003      2,003     2,303
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.218   $10.245
Accumulation Unit Value, End of Period                                                       --   $10.218    $10.245   $10.435
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.981
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.371   $12.654    $13.955   $15.106
Accumulation Unit Value, End of Period                                                  $12.654   $13.955    $15.106   $17.510
Number of Units Outstanding, End of Period                                                    0     6,800      6,800     7,977
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.257   $16.831    $20.552   $25.643
Accumulation Unit Value, End of Period                                                  $16.831   $20.552    $25.643   $32.162
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.560   $13.564    $15.741   $16.980
Accumulation Unit Value, End of Period                                                  $13.564   $15.741    $16.980   $20.192
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.898   $11.413
Accumulation Unit Value, End of Period                                                       --   $10.898    $11.413   $12.811
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.349   $10.266
Accumulation Unit Value, End of Period                                                       --   $10.349    $10.266   $10.990
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.882   $11.001
Accumulation Unit Value, End of Period                                                       --   $10.882    $11.001   $12.633
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.130   $11.402
Accumulation Unit Value, End of Period                                                       --   $11.130    $11.402   $12.046
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.113   $11.776
Accumulation Unit Value, End of Period                                                       --   $11.113    $11.776   $12.941
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.994   $13.061    $14.041   $14.253
Accumulation Unit Value, End of Period                                                  $13.061   $14.041    $14.253   $15.471
Number of Units Outstanding, End of Period                                                    0     6,661      6,661     7,946
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.097   $10.118
Accumulation Unit Value, End of Period                                                       --   $10.097    $10.118   $10.395
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.097   $12.256    $12.794   $13.136
Accumulation Unit Value, End of Period                                                  $12.256   $12.794    $13.136   $13.850
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.765   $14.198    $16.526   $18.457
Accumulation Unit Value, End of Period                                                  $14.198   $16.526    $18.457   $21.210
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.186   $12.925    $13.760   $13.743
Accumulation Unit Value, End of Period                                                  $12.925   $13.760    $13.743   $14.699
Number of Units Outstanding, End of Period                                                    0     4,535      4,535     5,417
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.447   $12.602    $13.467   $13.943
Accumulation Unit Value, End of Period                                                  $12.602   $13.467    $13.943   $15.668
Number of Units Outstanding, End of Period                                                    0     6,852      6,852     8,140
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.632   $14.626    $17.067   $18.335
Accumulation Unit Value, End of Period                                                  $14.626   $17.067    $18.335   $20.585
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.221   $12.359    $14.452   $15.847
Accumulation Unit Value, End of Period                                                  $12.359   $14.452    $15.847   $15.936
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.439   $12.106    $12.853   $12.897
Accumulation Unit Value, End of Period                                                  $12.106   $12.853    $12.897   $13.542
Number of Units Outstanding, End of Period                                                    0     4,836      4,836     5,775
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.574   $12.401    $13.248   $13.876
Accumulation Unit Value, End of Period                                                  $12.401   $13.248    $13.876   $15.334
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.206   $13.470    $14.654   $15.099
Accumulation Unit Value, End of Period                                                  $13.470   $14.654    $15.099   $17.137
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.980   $11.274    $11.825   $13.106
Accumulation Unit Value, End of Period                                                  $11.274   $11.825    $13.106   $13.191
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.393   $13.311    $14.407   $14.543
Accumulation Unit Value, End of Period                                                  $13.311   $14.407    $14.543   $15.739
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.461   $10.416    $10.650   $10.674
Accumulation Unit Value, End of Period                                                  $10.416   $10.650    $10.674   $10.924
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.445   $13.348    $15.185   $16.683
Accumulation Unit Value, End of Period                                                  $13.348   $15.185    $16.683   $20.863
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.779   $12.958    $14.291   $15.226
Accumulation Unit Value, End of Period                                                  $12.958   $14.291    $15.226   $16.986
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.907    $9.828     $9.686    $9.724
Accumulation Unit Value, End of Period                                                   $9.828    $9.686     $9.724    $9.939
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.416   $13.461    $14.539   $15.660
Accumulation Unit Value, End of Period                                                  $13.461   $14.539    $15.660   $16.646
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.777   $14.536    $16.428   $17.034
Accumulation Unit Value, End of Period                                                  $14.536   $16.428    $17.034   $19.350
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.031   $13.062    $13.756   $14.144
Accumulation Unit Value, End of Period                                                  $13.062   $13.756    $14.144   $15.416
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.433   $12.052    $12.769   $13.003
Accumulation Unit Value, End of Period                                                  $12.052   $12.769    $13.003   $14.250
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.705   $14.021    $16.694   $17.748
Accumulation Unit Value, End of Period                                                  $14.021   $16.694    $17.748   $22.076
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.487   $13.527    $15.709   $17.250
Accumulation Unit Value, End of Period                                                  $13.527   $15.709    $17.250   $17.811
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.603   $12.366    $12.717   $13.161
Accumulation Unit Value, End of Period                                                  $12.366   $12.717    $13.161   $13.587
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.092   $12.068
Accumulation Unit Value, End of Period                                                       --   $11.092    $12.068   $12.398
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.305   $11.524
Accumulation Unit Value, End of Period                                                       --   $11.305    $11.524   $13.094
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.832   $13.320    $14.883   $15.990
Accumulation Unit Value, End of Period                                                  $13.320   $14.883    $15.990   $18.157
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.845    $9.874
Accumulation Unit Value, End of Period                                                  $10.000    $9.845     $9.874   $10.071
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.081   $11.708    $12.240   $12.900
Accumulation Unit Value, End of Period                                                  $11.708   $12.240    $12.900   $12.963
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.673   $13.838    $14.914   $16.376
Accumulation Unit Value, End of Period                                                  $13.838   $14.914    $16.376   $17.767
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.929   $11.492
Accumulation Unit Value, End of Period                                                       --   $10.929    $11.492   $12.667
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.701   $12.100
Accumulation Unit Value, End of Period                                                       --   $10.701    $12.100   $12.300
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.041   $12.106
Accumulation Unit Value, End of Period                                                  $10.000   $11.041    $12.106   $14.403
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.799
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.106   $13.547    $15.778   $17.439
Accumulation Unit Value, End of Period                                                  $13.547   $15.778    $17.439   $19.097
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.261   $12.366
Accumulation Unit Value, End of Period                                                       --   $11.261    $12.366   $14.606
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.594   $14.473    $19.283   $22.044
Accumulation Unit Value, End of Period                                                  $14.473   $19.283    $22.044   $29.715
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.



















Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
    Variable Sub-Account Since Contracts Were First Offered* (With Enhanced
  Beneficiary Protection (Annual Increase) Option and the Earnings Protection
Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.95% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.706    $11.185   $10.848
Accumulation Unit Value, End of Period                                                  $10.706   $11.185    $10.848   $11.766
Number of Units Outstanding, End of Period                                                  739     1,532      1,733     1,803
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.311    $12.652   $13.500
Accumulation Unit Value, End of Period                                                  $11.311   $12.652    $13.500   $15.352
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.218    $12.657   $12.851
Accumulation Unit Value, End of Period                                                  $11.218   $12.657    $12.851   $15.402
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.392    $13.024   $14.571
Accumulation Unit Value, End of Period                                                  $11.392   $13.024    $14.571   $15.788
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.184    $14.807   $16.216
Accumulation Unit Value, End of Period                                                  $12.184   $14.807    $16.216   $18.426
Number of Units Outstanding, End of Period                                                  664     1,222      1,176     1,142
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.231
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.422
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.452
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.461
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.313
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.710
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.783
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.841
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.775   $13.335    $14.434   $14.623
Accumulation Unit Value, End of Period                                                  $13.335   $14.434    $14.623   $16.709
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.198   $11.135
Accumulation Unit Value, End of Period                                                       --   $11.198    $11.135   $12.885
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.511   $10.395
Accumulation Unit Value, End of Period                                                       --   $10.511    $10.395   $11.282
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.427   $14.500    $17.560   $18.691
Accumulation Unit Value, End of Period                                                  $14.500   $17.560    $18.691   $21.399
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.214   $10.237
Accumulation Unit Value, End of Period                                                       --   $10.214    $10.237   $10.421
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.977
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.355   $12.632    $13.923   $15.065
Accumulation Unit Value, End of Period                                                  $12.632   $13.923    $15.065   $17.453
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.238   $16.802    $20.506   $25.573
Accumulation Unit Value, End of Period                                                  $16.802   $20.506    $25.573   $32.057
Number of Units Outstanding, End of Period                                                  485       877        769       728
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.543   $13.540    $15.706   $16.934
Accumulation Unit Value, End of Period                                                  $13.540   $15.706    $16.934   $20.126
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.897   $11.405
Accumulation Unit Value, End of Period                                                       --   $10.897    $11.405   $12.796
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.348   $10.260
Accumulation Unit Value, End of Period                                                       --   $10.348    $10.260   $10.977
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.881   $10.994
Accumulation Unit Value, End of Period                                                       --   $10.881    $10.994   $12.619
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.129   $11.395
Accumulation Unit Value, End of Period                                                       --   $11.129    $11.395   $12.032
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.112   $11.769
Accumulation Unit Value, End of Period                                                       --   $11.112    $11.769   $12.926
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.976   $13.039    $14.009   $14.214
Accumulation Unit Value, End of Period                                                  $13.039   $14.009    $14.214   $15.421
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.096   $10.111
Accumulation Unit Value, End of Period                                                       --   $10.096    $10.111   $10.383
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.096   $12.252    $12.783   $13.118
Accumulation Unit Value, End of Period                                                  $12.252   $12.783    $13.118   $13.824
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.747   $14.174    $16.489   $18.406
Accumulation Unit Value, End of Period                                                  $14.174   $16.489    $18.406   $21.141
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.168   $12.903    $13.729   $13.706
Accumulation Unit Value, End of Period                                                  $12.903   $13.729    $13.706   $14.651
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.430   $12.580    $13.437   $13.905
Accumulation Unit Value, End of Period                                                  $12.580   $13.437    $13.905   $15.617
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.613   $14.601    $17.029   $18.285
Accumulation Unit Value, End of Period                                                  $14.601   $17.029    $18.285   $20.518
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.203   $12.338    $14.420   $15.803
Accumulation Unit Value, End of Period                                                  $12.338   $14.420    $15.803   $15.884
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.422   $12.085    $12.824   $12.862
Accumulation Unit Value, End of Period                                                  $12.085   $12.824    $12.862   $13.498
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.556   $12.379    $13.218   $13.838
Accumulation Unit Value, End of Period                                                  $12.379   $13.218    $13.838   $15.284
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.187   $13.447    $14.622   $15.058
Accumulation Unit Value, End of Period                                                  $13.447   $14.622    $15.058   $17.081
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.964   $11.254    $11.798   $13.070
Accumulation Unit Value, End of Period                                                  $11.254   $11.798    $13.070   $13.148
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.374   $13.288    $14.374   $14.503
Accumulation Unit Value, End of Period                                                  $13.288   $14.374    $14.503   $15.687
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.446   $10.398    $10.626   $10.645
Accumulation Unit Value, End of Period                                                  $10.398   $10.626    $10.645   $10.889
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.427   $13.325    $15.152   $16.637
Accumulation Unit Value, End of Period                                                  $13.325   $15.152    $16.637   $20.795
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.761   $12.936    $14.259   $15.184
Accumulation Unit Value, End of Period                                                  $12.936   $14.259    $15.184   $16.930
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.892    $9.811     $9.664    $9.697
Accumulation Unit Value, End of Period                                                   $9.811    $9.664     $9.697    $9.907
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.398   $13.438    $14.506   $15.617
Accumulation Unit Value, End of Period                                                  $13.438   $14.506    $15.617   $16.592
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.758   $14.511    $16.392   $16.987
Accumulation Unit Value, End of Period                                                  $14.511   $16.392    $16.987   $19.287
Number of Units Outstanding, End of Period                                                  561     1,060      1,108     1,128
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.013   $13.039    $13.725   $14.105
Accumulation Unit Value, End of Period                                                  $13.039   $13.725    $14.105   $15.366
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.416   $12.031    $12.740   $12.967
Accumulation Unit Value, End of Period                                                  $12.031   $12.740    $12.967   $14.203
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.687   $13.997    $16.657   $17.699
Accumulation Unit Value, End of Period                                                  $13.997   $16.657    $17.699   $22.004
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.469   $13.504    $15.674   $17.203
Accumulation Unit Value, End of Period                                                  $13.504   $15.674    $17.203   $17.753
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.586   $12.345    $12.689   $13.125
Accumulation Unit Value, End of Period                                                  $12.345   $12.689    $13.125   $13.543
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.088   $12.058
Accumulation Unit Value, End of Period                                                       --   $11.088    $12.058   $12.381
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.301   $11.514
Accumulation Unit Value, End of Period                                                       --   $11.301    $11.514   $13.077
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.815   $13.297    $14.850   $15.946
Accumulation Unit Value, End of Period                                                  $13.297   $14.850    $15.946   $18.098
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.840    $9.864
Accumulation Unit Value, End of Period                                                  $10.000    $9.840     $9.864   $10.056
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.064   $11.687    $12.212   $12.865
Accumulation Unit Value, End of Period                                                  $11.687   $12.212    $12.865   $12.921
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.654   $13.814    $14.881   $16.331
Accumulation Unit Value, End of Period                                                  $13.814   $14.881    $16.331   $17.709
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.926   $11.482
Accumulation Unit Value, End of Period                                                       --   $10.926    $11.482   $12.650
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.698   $12.090
Accumulation Unit Value, End of Period                                                       --   $10.698    $12.090   $12.283
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.036   $12.094
Accumulation Unit Value, End of Period                                                  $10.000   $11.036    $12.094   $14.381
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.796
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.104   $13.543    $15.764   $17.415
Accumulation Unit Value, End of Period                                                  $13.543   $15.764    $17.415   $19.061
Number of Units Outstanding, End of Period                                                  578     1,134      1,116     1,127
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.258   $12.356
Accumulation Unit Value, End of Period                                                       --   $11.258    $12.356   $14.586
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.575   $14.448    $19.240   $21.983
Accumulation Unit Value, End of Period                                                  $14.448   $19.240    $21.983   $29.619
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.704    $11.176   $10.834
Accumulation Unit Value, End of Period                                                  $10.704   $11.176    $10.834   $11.745
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.308    $12.643   $13.483
Accumulation Unit Value, End of Period                                                  $11.308   $12.643    $13.483   $15.325
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.215    $12.647   $12.835
Accumulation Unit Value, End of Period                                                  $11.215   $12.647    $12.835   $15.374
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.390    $13.014   $14.553
Accumulation Unit Value, End of Period                                                  $11.390   $13.014    $14.553   $15.760
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.181    $14.796   $16.196
Accumulation Unit Value, End of Period                                                  $12.181   $14.796    $16.196   $18.393
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.228
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.419
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.448
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.457
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.310
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.706
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.779
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.838
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.774   $13.330    $14.422   $14.603
Accumulation Unit Value, End of Period                                                  $13.330   $14.422    $14.603   $16.677
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.194   $11.126
Accumulation Unit Value, End of Period                                                       --   $11.194    $11.126   $12.868
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.509   $10.389
Accumulation Unit Value, End of Period                                                       --   $10.509    $10.389   $11.269
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.426   $14.495    $17.545   $18.666
Accumulation Unit Value, End of Period                                                  $14.495   $17.545    $18.666   $21.359
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.211   $10.228
Accumulation Unit Value, End of Period                                                       --   $10.211    $10.228   $10.406
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.974
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.353   $12.628    $13.912   $15.044
Accumulation Unit Value, End of Period                                                  $12.628   $13.912    $15.044   $17.420
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.236   $16.796    $20.488   $25.538
Accumulation Unit Value, End of Period                                                  $16.796   $20.488    $25.538   $31.997
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.542   $13.536    $15.692   $16.911
Accumulation Unit Value, End of Period                                                  $13.536   $15.692    $16.911   $20.089
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.895   $11.398
Accumulation Unit Value, End of Period                                                       --   $10.895    $11.398   $12.782
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.347   $10.253
Accumulation Unit Value, End of Period                                                       --   $10.347    $10.253   $10.965
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.880   $10.988
Accumulation Unit Value, End of Period                                                       --   $10.880    $10.988   $12.604
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.127   $11.388
Accumulation Unit Value, End of Period                                                       --   $11.127    $11.388   $12.018
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.110   $11.761
Accumulation Unit Value, End of Period                                                       --   $11.110    $11.761   $12.912
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.974   $13.034    $13.998   $14.195
Accumulation Unit Value, End of Period                                                  $13.034   $13.998    $14.195   $15.392
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.095   $10.105
Accumulation Unit Value, End of Period                                                       --   $10.095    $10.105   $10.371
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.095   $12.248    $12.772   $13.100
Accumulation Unit Value, End of Period                                                  $12.248   $12.772    $13.100   $13.799
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.746   $14.169    $16.475   $18.381
Accumulation Unit Value, End of Period                                                  $14.169   $16.475    $18.381   $21.102
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.166   $12.898    $13.718   $13.687
Accumulation Unit Value, End of Period                                                  $12.898   $13.718    $13.687   $14.623
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.429   $12.576    $13.425   $13.886
Accumulation Unit Value, End of Period                                                  $12.576   $13.425    $13.886   $15.588
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.612   $14.596    $17.015   $18.260
Accumulation Unit Value, End of Period                                                  $14.596   $17.015    $18.260   $20.479
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.202   $12.333    $14.407   $15.782
Accumulation Unit Value, End of Period                                                  $12.333   $14.407    $15.782   $15.854
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.421   $12.081    $12.813   $12.844
Accumulation Unit Value, End of Period                                                  $12.081   $12.813    $12.844   $13.472
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.555   $12.375    $13.207   $13.819
Accumulation Unit Value, End of Period                                                  $12.375   $13.207    $13.819   $15.255
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.186   $13.443    $14.609   $15.037
Accumulation Unit Value, End of Period                                                  $13.443   $14.609    $15.037   $17.049
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.963   $11.251    $11.788   $13.052
Accumulation Unit Value, End of Period                                                  $11.251   $11.788    $13.052   $13.124
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.373   $13.283    $14.362   $14.483
Accumulation Unit Value, End of Period                                                  $13.283   $14.362    $14.483   $15.658
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.445   $10.394    $10.617   $10.630
Accumulation Unit Value, End of Period                                                  $10.394   $10.617    $10.630   $10.868
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.426   $13.320    $15.139   $16.614
Accumulation Unit Value, End of Period                                                  $13.320   $15.139    $16.614   $20.756
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.760   $12.931    $14.247   $15.163
Accumulation Unit Value, End of Period                                                  $12.931   $14.247    $15.163   $16.899
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.891    $9.807     $9.656    $9.684
Accumulation Unit Value, End of Period                                                   $9.807    $9.656     $9.684    $9.889
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.396   $13.434    $14.494   $15.596
Accumulation Unit Value, End of Period                                                  $13.434   $14.494    $15.596   $16.561
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.756   $14.506    $16.378   $16.964
Accumulation Unit Value, End of Period                                                  $14.506   $16.378    $16.964   $19.251
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.012   $13.035    $13.713   $14.086
Accumulation Unit Value, End of Period                                                  $13.035   $13.713    $14.086   $15.337
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.415   $12.027    $12.729   $12.949
Accumulation Unit Value, End of Period                                                  $12.027   $12.729    $12.949   $14.177
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.685   $13.993    $16.642   $17.675
Accumulation Unit Value, End of Period                                                  $13.993   $16.642    $17.675   $21.963
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.467   $13.499    $15.660   $17.179
Accumulation Unit Value, End of Period                                                  $13.499   $15.660    $17.179   $17.720
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.585   $12.341    $12.678   $13.107
Accumulation Unit Value, End of Period                                                  $12.341   $12.678    $13.107   $13.518
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.084   $12.047
Accumulation Unit Value, End of Period                                                       --   $11.084    $12.047   $12.364
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.297   $11.505
Accumulation Unit Value, End of Period                                                       --   $11.297    $11.505   $13.059
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.814   $13.293    $14.838   $15.924
Accumulation Unit Value, End of Period                                                  $13.293   $14.838    $15.924   $18.065
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.835    $9.854
Accumulation Unit Value, End of Period                                                  $10.000    $9.835     $9.854   $10.040
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.063   $11.683    $12.202   $12.847
Accumulation Unit Value, End of Period                                                  $11.683   $12.202    $12.847   $12.896
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.653   $13.809    $14.868   $16.309
Accumulation Unit Value, End of Period                                                  $13.809   $14.868    $16.309   $17.676
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.922   $11.472
Accumulation Unit Value, End of Period                                                       --   $10.922    $11.472   $12.633
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.694   $12.080
Accumulation Unit Value, End of Period                                                       --   $10.694    $12.080   $12.266
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.030   $12.081
Accumulation Unit Value, End of Period                                                  $10.000   $11.030    $12.081   $14.359
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.793
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.103   $13.538    $15.751   $17.392
Accumulation Unit Value, End of Period                                                  $13.538   $15.751    $17.392   $19.025
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.254   $12.345
Accumulation Unit Value, End of Period                                                       --   $11.254    $12.345   $14.566
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.574   $14.443    $19.223   $21.953
Accumulation Unit Value, End of Period                                                  $14.443   $19.223    $21.953   $29.563
Number of Units Outstanding, End of Period                                                    0         0          0         0





(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
    Variable Sub-Account Since Contracts Were First Offered* (With Enhanced
  Beneficiary Protection (Annual Increase) Option and the Earnings Protection
Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.10% and Administrative
Expense Charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.699    $11.160   $10.807
Accumulation Unit Value, End of Period                                                  $10.699   $11.160    $10.807   $11.704
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.303    $12.624   $13.449
Accumulation Unit Value, End of Period                                                  $11.303   $12.624    $13.449   $15.270
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.210    $12.628   $12.802
Accumulation Unit Value, End of Period                                                  $11.210   $12.628    $12.802   $15.320
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.384    $12.994   $14.516
Accumulation Unit Value, End of Period                                                  $11.384   $12.994    $14.516   $15.705
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.175    $14.774   $16.155
Accumulation Unit Value, End of Period                                                  $12.175   $14.774    $16.155   $18.329
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.221
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.412
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.441
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.450
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.303
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.700
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.772
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.831
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.762   $13.310    $14.385   $14.551
Accumulation Unit Value, End of Period                                                  $13.310   $14.385    $14.551   $16.601
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.187   $11.107
Accumulation Unit Value, End of Period                                                       --   $11.187    $11.107   $12.833
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.507   $10.375
Accumulation Unit Value, End of Period                                                       --   $10.507    $10.375   $11.243
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.413   $14.473    $17.500   $18.600
Accumulation Unit Value, End of Period                                                  $14.473   $17.500    $18.600   $21.261
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.204   $10.211
Accumulation Unit Value, End of Period                                                       --   $10.204    $10.211   $10.378
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.966
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.342   $12.609    $13.876   $14.991
Accumulation Unit Value, End of Period                                                  $12.609   $13.876    $14.991   $17.341
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.222   $16.771    $20.437   $25.447
Accumulation Unit Value, End of Period                                                  $16.771   $20.437    $25.447   $31.851
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.530   $13.515    $15.653   $16.851
Accumulation Unit Value, End of Period                                                  $13.515   $15.653    $16.851   $19.997
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.893   $11.384
Accumulation Unit Value, End of Period                                                       --   $10.893    $11.384   $12.752
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.344   $10.240
Accumulation Unit Value, End of Period                                                       --   $10.344    $10.240   $10.940
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.877   $10.974
Accumulation Unit Value, End of Period                                                       --   $10.877    $10.974   $12.575
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.125   $11.373
Accumulation Unit Value, End of Period                                                       --   $11.125    $11.373   $11.991
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.108   $11.746
Accumulation Unit Value, End of Period                                                       --   $11.108    $11.746   $12.882
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.962   $13.015    $13.962   $14.144
Accumulation Unit Value, End of Period                                                  $13.015   $13.962    $14.144   $15.322
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.092   $10.092
Accumulation Unit Value, End of Period                                                       --   $10.092    $10.092   $10.348
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.093   $12.239    $12.750   $13.065
Accumulation Unit Value, End of Period                                                  $12.239   $12.750    $13.065   $13.747
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.734   $14.147    $16.433   $18.316
Accumulation Unit Value, End of Period                                                  $14.147   $16.433    $18.316   $21.005
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.154   $12.879    $13.683   $13.638
Accumulation Unit Value, End of Period                                                  $12.879   $13.683    $13.638   $14.557
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.417   $12.557    $13.391   $13.837
Accumulation Unit Value, End of Period                                                  $12.557   $13.391    $13.837   $15.516
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.599   $14.574    $16.972   $18.195
Accumulation Unit Value, End of Period                                                  $14.574   $16.972    $18.195   $20.386
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.189   $12.315    $14.371   $15.726
Accumulation Unit Value, End of Period                                                  $12.315   $14.371    $15.726   $15.782
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.409   $12.063    $12.781   $12.798
Accumulation Unit Value, End of Period                                                  $12.063   $12.781    $12.798   $13.411
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.543   $12.356    $13.173   $13.770
Accumulation Unit Value, End of Period                                                  $12.356   $13.173    $13.770   $15.186
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.174   $13.422    $14.572   $14.984
Accumulation Unit Value, End of Period                                                  $13.422   $14.572    $14.984   $16.971
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.952   $11.233    $11.758   $13.006
Accumulation Unit Value, End of Period                                                  $11.233   $11.758    $13.006   $13.064
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.360   $13.263    $14.326   $14.432
Accumulation Unit Value, End of Period                                                  $13.263   $14.326    $14.432   $15.587
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.434   $10.378    $10.590   $10.593
Accumulation Unit Value, End of Period                                                  $10.378   $10.590    $10.593   $10.819
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.414   $13.300    $15.100   $16.555
Accumulation Unit Value, End of Period                                                  $13.300   $15.100    $16.555   $20.662
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.748   $12.912    $14.211   $15.109
Accumulation Unit Value, End of Period                                                  $12.912   $14.211    $15.109   $16.822
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.881    $9.792     $9.631    $9.649
Accumulation Unit Value, End of Period                                                   $9.792    $9.631     $9.649    $9.843
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.383   $13.413    $14.457   $15.540
Accumulation Unit Value, End of Period                                                  $13.413   $14.457    $15.540   $16.485
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.743   $14.484    $16.336   $16.904
Accumulation Unit Value, End of Period                                                  $14.484   $16.336    $16.904   $19.163
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.000   $13.015    $13.679   $14.036
Accumulation Unit Value, End of Period                                                  $13.015   $13.679    $14.036   $15.267
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.403   $12.009    $12.697   $12.903
Accumulation Unit Value, End of Period                                                  $12.009   $12.697    $12.903   $14.112
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.672   $13.971    $16.600   $17.612
Accumulation Unit Value, End of Period                                                  $13.971   $16.600    $17.612   $21.862
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.455   $13.479    $15.621   $17.118
Accumulation Unit Value, End of Period                                                  $13.479   $15.621    $17.118   $17.639
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.573   $12.322    $12.646   $13.060
Accumulation Unit Value, End of Period                                                  $12.322   $12.646    $13.060   $13.456
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.077   $12.027
Accumulation Unit Value, End of Period                                                       --   $11.077    $12.027   $12.331
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.289   $11.485
Accumulation Unit Value, End of Period                                                       --   $11.289    $11.485   $13.023
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.801   $13.273    $14.800   $15.867
Accumulation Unit Value, End of Period                                                  $13.273   $14.800    $15.867   $17.982
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.825    $9.834
Accumulation Unit Value, End of Period                                                  $10.000    $9.825     $9.834   $10.010
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.051   $11.666    $12.171   $12.802
Accumulation Unit Value, End of Period                                                  $11.666   $12.171    $12.802   $12.838
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.640   $13.788    $14.831   $16.251
Accumulation Unit Value, End of Period                                                  $13.788   $14.831    $16.251   $17.595
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.915   $11.452
Accumulation Unit Value, End of Period                                                       --   $10.915    $11.452   $12.598
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.687   $12.059
Accumulation Unit Value, End of Period                                                       --   $10.687    $12.059   $12.233
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.019   $12.057
Accumulation Unit Value, End of Period                                                  $10.000   $11.019    $12.057   $14.315
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.786
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.101   $13.529    $15.724   $17.345
Accumulation Unit Value, End of Period                                                  $13.529   $15.724    $17.345   $18.954
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.246   $12.324
Accumulation Unit Value, End of Period                                                       --   $11.246    $12.324   $14.526
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.561   $14.421    $19.174   $21.875
Accumulation Unit Value, End of Period                                                  $14.421   $19.174    $21.875   $29.428
Number of Units Outstanding, End of Period                                                    0         0          0         0


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate Advisor Preferred Contracts with 5-Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.15% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.696    $11.151   $10.793
Accumulation Unit Value, End of Period                                                  $10.696   $11.151    $10.793   $11.683
Number of Units Outstanding, End of Period                                                8,565    10,744     11,969    11,803
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.300    $12.614   $13.432
Accumulation Unit Value, End of Period                                                  $11.300   $12.614    $13.432   $15.243
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.207    $12.619   $12.786
Accumulation Unit Value, End of Period                                                  $11.207   $12.619    $12.786   $15.293
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.382    $12.985   $14.498
Accumulation Unit Value, End of Period                                                  $11.382   $12.985    $14.498   $15.677
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.172    $14.763   $16.135
Accumulation Unit Value, End of Period                                                  $12.172   $14.763    $16.135   $18.296
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.217
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.408
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.438
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.446
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.299
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.696
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.768
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.828
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.770   $13.316    $14.385   $14.543
Accumulation Unit Value, End of Period                                                  $13.316   $14.385    $14.543   $16.584
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.183   $11.097
Accumulation Unit Value, End of Period                                                       --   $11.183    $11.097   $12.815
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.505   $10.369
Accumulation Unit Value, End of Period                                                       --   $10.505    $10.369   $11.230
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.422   $14.480    $17.500   $18.590
Accumulation Unit Value, End of Period                                                  $14.480   $17.500    $18.590   $21.239
Number of Units Outstanding, End of Period                                                4,383     8,918      8,662     8,473
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.200   $10.202
Accumulation Unit Value, End of Period                                                       --   $10.200    $10.202   $10.364
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.962
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.350   $12.615    $13.876   $14.983
Accumulation Unit Value, End of Period                                                  $12.615   $13.876    $14.983   $17.323
Number of Units Outstanding, End of Period                                                7,363     8,785      8,529     8,169
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.232   $16.779    $20.436   $25.434
Accumulation Unit Value, End of Period                                                  $16.779   $20.436    $25.434   $31.818
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.538   $13.522    $15.652   $16.842
Accumulation Unit Value, End of Period                                                  $13.522   $15.652    $16.842   $19.976
Number of Units Outstanding, End of Period                                                9,103    10,128      9,541     9,112
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.891   $11.376
Accumulation Unit Value, End of Period                                                       --   $10.891    $11.376   $12.738
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.343   $10.234
Accumulation Unit Value, End of Period                                                       --   $10.343    $10.234   $10.927
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.875   $10.967
Accumulation Unit Value, End of Period                                                       --   $10.875    $10.967   $12.561
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.123   $11.366
Accumulation Unit Value, End of Period                                                       --   $11.123    $11.366   $11.977
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.106   $11.739
Accumulation Unit Value, End of Period                                                       --   $11.106    $11.739   $12.867
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.971   $13.021    $13.962   $14.137
Accumulation Unit Value, End of Period                                                  $13.021   $13.962    $14.137   $15.306
Number of Units Outstanding, End of Period                                                1,299     4,315      4,360     4,547
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.091   $10.085
Accumulation Unit Value, End of Period                                                       --   $10.091    $10.085   $10.336
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.091   $12.235    $12.739   $13.047
Accumulation Unit Value, End of Period                                                  $12.235   $12.739    $13.047   $13.721
Number of Units Outstanding, End of Period                                                1,392     4,709      4,956     4,997
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.742   $14.154    $16.433   $18.306
Accumulation Unit Value, End of Period                                                  $14.154   $16.433    $18.306   $20.984
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.162   $12.885    $13.683   $13.631
Accumulation Unit Value, End of Period                                                  $12.885   $13.683    $13.631   $14.541
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.425   $12.563    $13.391   $13.829
Accumulation Unit Value, End of Period                                                  $12.563   $13.391    $13.829   $15.500
Number of Units Outstanding, End of Period                                                2,281     2,377      2,437     2,433
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.608   $14.581    $16.971   $18.186
Accumulation Unit Value, End of Period                                                  $14.581   $16.971    $18.186   $20.365
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.198   $12.321    $14.371   $15.718
Accumulation Unit Value, End of Period                                                  $12.321   $14.371    $15.718   $15.765
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.418   $12.069    $12.780   $12.792
Accumulation Unit Value, End of Period                                                  $12.069   $12.780    $12.792   $13.397
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.551   $12.362    $13.173   $13.763
Accumulation Unit Value, End of Period                                                  $12.362   $13.173    $13.763   $15.170
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.182   $13.429    $14.572   $14.976
Accumulation Unit Value, End of Period                                                  $13.429   $14.572    $14.976   $16.954
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.960   $11.239    $11.758   $12.999
Accumulation Unit Value, End of Period                                                  $11.239   $11.758    $12.999   $13.050
Number of Units Outstanding, End of Period                                                6,602     5,144      4,846     5,083
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.369   $13.270    $14.325   $14.424
Accumulation Unit Value, End of Period                                                  $13.270   $14.325    $14.424   $15.570
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.441   $10.383    $10.590   $10.587
Accumulation Unit Value, End of Period                                                  $10.383   $10.590    $10.587   $10.807
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.423   $13.307    $15.100   $16.546
Accumulation Unit Value, End of Period                                                  $13.307   $15.100    $16.546   $20.640
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.757   $12.918    $14.211   $15.101
Accumulation Unit Value, End of Period                                                  $12.918   $14.211    $15.101   $16.804
Number of Units Outstanding, End of Period                                                9,431    10,974     10,888    10,672
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.888    $9.797     $9.631    $9.644
Accumulation Unit Value, End of Period                                                   $9.797    $9.631     $9.644    $9.833
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.392   $13.420    $14.457   $15.532
Accumulation Unit Value, End of Period                                                  $13.420   $14.457    $15.532   $16.468
Number of Units Outstanding, End of Period                                                4,239     4,406      4,368     4,543
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.752   $14.491    $16.336   $16.895
Accumulation Unit Value, End of Period                                                  $14.491   $16.336    $16.895   $19.143
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.008   $13.021    $13.678   $14.029
Accumulation Unit Value, End of Period                                                  $13.021   $13.678    $14.029   $15.251
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.411   $12.015    $12.697   $12.896
Accumulation Unit Value, End of Period                                                  $12.015   $12.697    $12.896   $14.097
Number of Units Outstanding, End of Period                                                9,910    11,853     12,379    12,506
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.681   $13.978    $16.600   $17.603
Accumulation Unit Value, End of Period                                                  $13.978   $16.600    $17.603   $21.840
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.464   $13.485    $15.620   $17.109
Accumulation Unit Value, End of Period                                                  $13.485   $15.620    $17.109   $17.621
Number of Units Outstanding, End of Period                                                2,110     2,038      1,983     2,111
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.581   $12.328    $12.645   $13.054
Accumulation Unit Value, End of Period                                                  $12.328   $12.645    $13.054   $13.442
Number of Units Outstanding, End of Period                                                7,341     9,534      9,849    10,373
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.073   $12.017
Accumulation Unit Value, End of Period                                                       --   $11.073    $12.017   $12.314
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.285   $11.475
Accumulation Unit Value, End of Period                                                       --   $11.285    $11.475   $13.006
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.810   $13.279    $14.800   $15.859
Accumulation Unit Value, End of Period                                                  $13.279   $14.800    $15.859   $17.963
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.820    $9.824
Accumulation Unit Value, End of Period                                                  $10.000    $9.820     $9.824    $9.994
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.059   $11.671    $12.171   $12.795
Accumulation Unit Value, End of Period                                                  $11.671   $12.171    $12.795   $12.824
Number of Units Outstanding, End of Period                                               10,206    12,637     12,557    13,724
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.649   $13.795    $14.830   $16.242
Accumulation Unit Value, End of Period                                                  $13.795   $14.830    $16.242   $17.577
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.911   $11.443
Accumulation Unit Value, End of Period                                                       --   $10.911    $11.443   $12.581
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.683   $12.049
Accumulation Unit Value, End of Period                                                       --   $10.683    $12.049   $12.216
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.013   $12.044
Accumulation Unit Value, End of Period                                                  $10.000   $11.013    $12.044   $14.293
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.783
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.099   $13.524    $15.711   $17.321
Accumulation Unit Value, End of Period                                                  $13.524   $15.711    $17.321   $18.919
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.242   $12.314
Accumulation Unit Value, End of Period                                                       --   $11.242    $12.314   $14.507
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.570   $14.429    $19.174   $21.864
Accumulation Unit Value, End of Period                                                  $14.429   $19.174    $21.864   $29.398
Number of Units Outstanding, End of Period                                                3,123     5,063      4,532     3,742




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.




















Allstate Advisor Preferred Contracts with 3-Year Withdrawal Charge Option

Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.719    $11.227   $10.916
Accumulation Unit Value, End of Period                                                  $10.719   $11.227    $10.916   $11.870
Number of Units Outstanding, End of Period                                                    0     2,540      7,002     9,779
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.325    $12.700   $13.585
Accumulation Unit Value, End of Period                                                  $11.325   $12.700    $13.585   $15.488
Number of Units Outstanding, End of Period                                                    0    12,858     24,750    24,648
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.231    $12.704   $12.932
Accumulation Unit Value, End of Period                                                  $11.231   $12.704    $12.932   $15.538
Number of Units Outstanding, End of Period                                                    0     6,236     10,428    10,558
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.406    $13.072   $14.663
Accumulation Unit Value, End of Period                                                  $11.406   $13.072    $14.663   $15.928
Number of Units Outstanding, End of Period                                                    0       477        818     1,175
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.198    $14.863   $16.318
Accumulation Unit Value, End of Period                                                  $12.198   $14.863    $16.318   $18.589
Number of Units Outstanding, End of Period                                                    0     3,591     10,278    12,430
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.249
Number of Units Outstanding, End of Period                                                   --        --         --    69,138
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.440
Number of Units Outstanding, End of Period                                                   --        --         --     4,079
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.470
Number of Units Outstanding, End of Period                                                   --        --         --     7,745
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.479
Number of Units Outstanding, End of Period                                                   --        --         --    10,614
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.331
Number of Units Outstanding, End of Period                                                   --        --         --       651
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.726
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.802
Number of Units Outstanding, End of Period                                                   --        --         --       494
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.858
Number of Units Outstanding, End of Period                                                   --        --         --     9,030
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.801   $13.380    $14.520   $14.747
Accumulation Unit Value, End of Period                                                  $13.380   $14.520    $14.747   $16.894
Number of Units Outstanding, End of Period                                                  991    42,780     62,375    82,174
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.217   $11.183
Accumulation Unit Value, End of Period                                                       --   $11.217    $11.183   $12.973
Number of Units Outstanding, End of Period                                                   --    17,990    139,639   298,967
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.517   $10.428
Accumulation Unit Value, End of Period                                                       --   $10.517    $10.428   $11.347
Number of Units Outstanding, End of Period                                                   --     3,701     29,981    60,426
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.454   $14.549    $17.664   $18.850
Accumulation Unit Value, End of Period                                                  $14.549   $17.664    $18.850   $21.636
Number of Units Outstanding, End of Period                                                  598    10,102     20,512    25,848
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.232   $10.280
Accumulation Unit Value, End of Period                                                       --   $10.232    $10.280   $10.492
Number of Units Outstanding, End of Period                                                   --    13,029     29,877    29,099
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.996
Number of Units Outstanding, End of Period                                                   --        --         --    16,321
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.379   $12.675    $14.006   $15.193
Accumulation Unit Value, End of Period                                                  $12.675   $14.006    $15.193   $17.646
Number of Units Outstanding, End of Period                                                1,677    33,808     85,086   120,093
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.266   $16.859    $20.628   $25.790
Accumulation Unit Value, End of Period                                                  $16.859   $20.628    $25.790   $32.412
Number of Units Outstanding, End of Period                                                    0     1,501     12,066    14,627
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.568   $13.586    $15.799   $17.078
Accumulation Unit Value, End of Period                                                  $13.586   $15.799    $17.078   $20.349
Number of Units Outstanding, End of Period                                                  319     2,803     38,136    83,627
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.904   $11.442
Accumulation Unit Value, End of Period                                                       --   $10.904    $11.442   $12.870
Number of Units Outstanding, End of Period                                                   --         0      6,755     5,739
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.355   $10.292
Accumulation Unit Value, End of Period                                                       --   $10.355    $10.292   $11.040
Number of Units Outstanding, End of Period                                                   --     1,959     12,315    43,692
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.888   $11.029
Accumulation Unit Value, End of Period                                                       --   $10.888    $11.029   $12.691
Number of Units Outstanding, End of Period                                                   --         0     17,472    62,085
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.136   $11.431
Accumulation Unit Value, End of Period                                                       --   $11.136    $11.431   $12.101
Number of Units Outstanding, End of Period                                                   --         0     11,800    19,956
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.119   $11.806
Accumulation Unit Value, End of Period                                                       --   $11.119    $11.806   $13.001
Number of Units Outstanding, End of Period                                                   --         0     23,888    36,223
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.002   $13.083    $14.093   $14.335
Accumulation Unit Value, End of Period                                                  $13.083   $14.093    $14.335   $15.592
Number of Units Outstanding, End of Period                                                    0    22,504     25,016    25,068
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.102   $10.143
Accumulation Unit Value, End of Period                                                       --   $10.102    $10.143   $10.443
Number of Units Outstanding, End of Period                                                   --     6,378     18,035    52,280
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.102   $12.273    $12.837   $13.208
Accumulation Unit Value, End of Period                                                  $12.273   $12.837    $13.208   $13.954
Number of Units Outstanding, End of Period                                                  674    22,770     42,494    66,573
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.773   $14.222    $16.587   $18.563
Accumulation Unit Value, End of Period                                                  $14.222   $16.587    $18.563   $21.375
Number of Units Outstanding, End of Period                                                    0     3,168      8,939    16,167
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.194   $12.946    $13.811   $13.822
Accumulation Unit Value, End of Period                                                  $12.946   $13.811    $13.822   $14.813
Number of Units Outstanding, End of Period                                                1,267    25,954     42,950    62,412
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.455   $12.623    $13.517   $14.023
Accumulation Unit Value, End of Period                                                  $12.623   $13.517    $14.023   $15.790
Number of Units Outstanding, End of Period                                                  679    48,141     69,759    88,015
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.641   $14.650    $17.130   $18.440
Accumulation Unit Value, End of Period                                                  $14.650   $17.130    $18.440   $20.745
Number of Units Outstanding, End of Period                                                  896     5,602     15,145    22,795
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.230   $12.379    $14.505   $15.938
Accumulation Unit Value, End of Period                                                  $12.379   $14.505    $15.938   $16.060
Number of Units Outstanding, End of Period                                                    0     7,816     15,840    39,561
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.447   $12.126    $12.900   $12.971
Accumulation Unit Value, End of Period                                                  $12.126   $12.900    $12.971   $13.647
Number of Units Outstanding, End of Period                                                1,687    43,287     72,311   100,814
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.582   $12.421    $13.297   $13.956
Accumulation Unit Value, End of Period                                                  $12.421   $13.297    $13.956   $15.453
Number of Units Outstanding, End of Period                                                    0       302      1,647     3,430
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.214   $13.493    $14.709   $15.186
Accumulation Unit Value, End of Period                                                  $13.493   $14.709    $15.186   $17.270
Number of Units Outstanding, End of Period                                                  619     4,713      9,015    10,143
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.988   $11.292    $11.868   $13.181
Accumulation Unit Value, End of Period                                                  $11.292   $11.868    $13.181   $13.294
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.401   $13.333    $14.460   $14.626
Accumulation Unit Value, End of Period                                                  $13.333   $14.460    $14.626   $15.861
Number of Units Outstanding, End of Period                                                  619     9,737     11,505    14,263
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.469   $10.433    $10.689   $10.736
Accumulation Unit Value, End of Period                                                  $10.433   $10.689    $10.736   $11.009
Number of Units Outstanding, End of Period                                                  735    13,707     25,723    39,559
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.452   $13.370    $15.242   $16.778
Accumulation Unit Value, End of Period                                                  $13.370   $15.242    $16.778   $21.025
Number of Units Outstanding, End of Period                                                    0     1,136      4,504    11,921
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.787   $12.980    $14.344   $15.313
Accumulation Unit Value, End of Period                                                  $12.980   $14.344    $15.313   $17.118
Number of Units Outstanding, End of Period                                                    0         0      1,396     1,301
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.914    $9.844     $9.721    $9.779
Accumulation Unit Value, End of Period                                                   $9.844    $9.721     $9.779   $10.017
Number of Units Outstanding, End of Period                                                    0    34,385     97,854   130,767
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.425   $13.484    $14.592   $15.750
Accumulation Unit Value, End of Period                                                  $13.484   $14.592    $15.750   $16.775
Number of Units Outstanding, End of Period                                                    0     1,969      1,019       905
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.786   $14.560    $16.489   $17.132
Accumulation Unit Value, End of Period                                                  $14.560   $16.489    $17.132   $19.501
Number of Units Outstanding, End of Period                                                    0       770      4,837    10,804
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.040   $13.083    $13.807   $14.225
Accumulation Unit Value, End of Period                                                  $13.083   $13.807    $14.225   $15.536
Number of Units Outstanding, End of Period                                                    0     1,426        173       173
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.441   $12.072    $12.816   $13.077
Accumulation Unit Value, End of Period                                                  $12.072   $12.816    $13.077   $14.360
Number of Units Outstanding, End of Period                                                    0    15,875     17,640    15,845
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.714   $14.045    $16.755   $17.849
Accumulation Unit Value, End of Period                                                  $14.045   $16.755    $17.849   $22.247
Number of Units Outstanding, End of Period                                                    0     5,051      4,550     4,067
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.496   $13.549    $15.767   $17.349
Accumulation Unit Value, End of Period                                                  $13.549   $15.767    $17.349   $17.950
Number of Units Outstanding, End of Period                                                  612       626        589       848
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.611   $12.387    $12.764   $13.237
Accumulation Unit Value, End of Period                                                  $12.387   $12.764    $13.237   $13.693
Number of Units Outstanding, End of Period                                                  675     4,256      4,835     7,295
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.107   $12.109
Accumulation Unit Value, End of Period                                                       --   $11.107    $12.109   $12.465
Number of Units Outstanding, End of Period                                                   --     2,029      1,705     1,559
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.320   $11.563
Accumulation Unit Value, End of Period                                                       --   $11.320    $11.563   $13.166
Number of Units Outstanding, End of Period                                                   --     3,935     43,047    77,744
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.841   $13.342    $14.938   $16.081
Accumulation Unit Value, End of Period                                                  $13.342   $14.938    $16.081   $18.299
Number of Units Outstanding, End of Period                                                    0     4,755      8,624    30,042
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.865    $9.914
Accumulation Unit Value, End of Period                                                  $10.000    $9.865     $9.914   $10.133
Number of Units Outstanding, End of Period                                                    0    45,213     55,660    59,819
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.088   $11.727    $12.285   $12.974
Accumulation Unit Value, End of Period                                                  $11.727   $12.285    $12.974   $13.064
Number of Units Outstanding, End of Period                                                    0     4,359      4,720     7,450
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.682   $13.861    $14.969   $16.470
Accumulation Unit Value, End of Period                                                  $13.861   $14.969    $16.470   $17.905
Number of Units Outstanding, End of Period                                                    0    11,768     13,983    17,016
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.944   $11.531
Accumulation Unit Value, End of Period                                                       --   $10.944    $11.531   $12.736
Number of Units Outstanding, End of Period                                                   --       475      3,930    33,126
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.716   $12.142
Accumulation Unit Value, End of Period                                                       --   $10.716    $12.142   $12.367
Number of Units Outstanding, End of Period                                                   --         0        407     1,181
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.064   $12.155
Accumulation Unit Value, End of Period                                                  $10.000   $11.064    $12.155   $14.491
Number of Units Outstanding, End of Period                                                    0         0      4,568    27,667
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.813
Number of Units Outstanding, End of Period                                                   --        --         --    11,488
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.110   $13.566    $15.831   $17.534
Accumulation Unit Value, End of Period                                                  $13.566   $15.831    $17.534   $19.240
Number of Units Outstanding, End of Period                                                    0       571        533       871
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.277   $12.408
Accumulation Unit Value, End of Period                                                       --   $11.277    $12.408   $14.685
Number of Units Outstanding, End of Period                                                   --    15,169     17,908    20,482
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.603   $14.497    $19.354   $22.170
Accumulation Unit Value, End of Period                                                  $14.497   $19.354    $22.170   $29.946
Number of Units Outstanding, End of Period                                                  873    22,232     27,666    23,255



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.



















Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.75% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.717    $11.218   $10.902
Accumulation Unit Value, End of Period                                                  $10.717   $11.218    $10.902   $11.849
Number of Units Outstanding, End of Period                                                1,374     1,576      1,662     1,678
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.322    $12.690   $13.568
Accumulation Unit Value, End of Period                                                  $11.322   $12.690    $13.568   $15.460
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.228    $12.694   $12.915
Accumulation Unit Value, End of Period                                                  $11.228   $12.694    $12.915   $15.511
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.403    $13.063   $14.644
Accumulation Unit Value, End of Period                                                  $11.403   $13.063    $14.644   $15.900
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.195    $14.852   $16.298
Accumulation Unit Value, End of Period                                                  $12.195   $14.852    $16.298   $18.556
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.245
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.437
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.466
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.475
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.327
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.723
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.798
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.855
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.793   $13.368    $14.500   $14.719
Accumulation Unit Value, End of Period                                                  $13.368   $14.500    $14.719   $16.853
Number of Units Outstanding, End of Period                                                    0     7,430      7,542     7,251
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.214   $11.173
Accumulation Unit Value, End of Period                                                       --   $11.214    $11.173   $12.956
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.516   $10.422
Accumulation Unit Value, End of Period                                                       --   $10.516    $10.422   $11.334
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.446   $14.536    $17.639   $18.814
Accumulation Unit Value, End of Period                                                  $14.536   $17.639    $18.814   $21.583
Number of Units Outstanding, End of Period                                                1,032     7,113      6,868     6,573
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.228   $10.272
Accumulation Unit Value, End of Period                                                       --   $10.228    $10.272   $10.477
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.992
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.372   $12.663    $13.986   $15.164
Accumulation Unit Value, End of Period                                                  $12.663   $13.986    $15.164   $17.603
Number of Units Outstanding, End of Period                                                1,168    16,677     15,877    15,033
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.258   $16.844    $20.599   $25.741
Accumulation Unit Value, End of Period                                                  $16.844   $20.599    $25.741   $32.334
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.561   $13.574    $15.777   $17.045
Accumulation Unit Value, End of Period                                                  $13.574   $15.777    $17.045   $20.300
Number of Units Outstanding, End of Period                                                1,115     1,145      1,111     1,005
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.902   $11.435
Accumulation Unit Value, End of Period                                                       --   $10.902    $11.435   $12.855
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.353   $10.286
Accumulation Unit Value, End of Period                                                       --   $10.353    $10.286   $11.028
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.886   $11.022
Accumulation Unit Value, End of Period                                                       --   $10.886    $11.022   $12.676
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.134   $11.424
Accumulation Unit Value, End of Period                                                       --   $11.134    $11.424   $12.087
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.117   $11.799
Accumulation Unit Value, End of Period                                                       --   $11.117    $11.799   $12.986
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.994   $13.071    $14.073   $14.307
Accumulation Unit Value, End of Period                                                  $13.071   $14.073    $14.307   $15.554
Number of Units Outstanding, End of Period                                                1,122     8,913      9,042     9,142
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.101   $10.137
Accumulation Unit Value, End of Period                                                       --   $10.101    $10.137   $10.431
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.101   $12.268    $12.826   $13.190
Accumulation Unit Value, End of Period                                                  $12.268   $12.826    $13.190   $13.928
Number of Units Outstanding, End of Period                                                    0     8,399      8,416     8,774
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.765   $14.209    $16.564   $18.527
Accumulation Unit Value, End of Period                                                  $14.209   $16.564    $18.527   $21.324
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.186   $12.935    $13.792   $13.796
Accumulation Unit Value, End of Period                                                  $12.935   $13.792    $13.796   $14.777
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.447   $12.611    $13.498   $13.997
Accumulation Unit Value, End of Period                                                  $12.611   $13.498    $13.997   $15.751
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.633   $14.637    $17.106   $18.405
Accumulation Unit Value, End of Period                                                  $14.637   $17.106    $18.405   $20.695
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.222   $12.368    $14.485   $15.907
Accumulation Unit Value, End of Period                                                  $12.368   $14.485    $15.907   $16.021
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.440   $12.115    $12.882   $12.946
Accumulation Unit Value, End of Period                                                  $12.115   $12.882    $12.946   $13.614
Number of Units Outstanding, End of Period                                                    0     8,363      8,575     8,976
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.574   $12.410    $13.278   $13.929
Accumulation Unit Value, End of Period                                                  $12.410   $13.278    $13.929   $15.416
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.206   $13.481    $14.688   $15.157
Accumulation Unit Value, End of Period                                                  $13.481   $14.688    $15.157   $17.229
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.981   $11.282    $11.852   $13.156
Accumulation Unit Value, End of Period                                                  $11.282   $11.852    $13.156   $13.262
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.393   $13.321    $14.440   $14.599
Accumulation Unit Value, End of Period                                                  $13.321   $14.440    $14.599   $15.823
Number of Units Outstanding, End of Period                                                    0     7,461      7,604     7,723
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.462   $10.424    $10.674   $10.715
Accumulation Unit Value, End of Period                                                  $10.424   $10.674    $10.715   $10.983
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.445   $13.358    $15.220   $16.746
Accumulation Unit Value, End of Period                                                  $13.358   $15.220    $16.746   $20.975
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.779   $12.968    $14.324   $15.284
Accumulation Unit Value, End of Period                                                  $12.968   $14.324    $15.284   $17.076
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.907    $9.835     $9.708    $9.761
Accumulation Unit Value, End of Period                                                   $9.835    $9.708     $9.761    $9.993
Number of Units Outstanding, End of Period                                                    0    11,098     11,373    12,232
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.417   $13.472    $14.572   $15.720
Accumulation Unit Value, End of Period                                                  $13.472   $14.572    $15.720   $16.735
Number of Units Outstanding, End of Period                                                1,065     1,232      1,164     1,179
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.777   $14.547    $16.466   $17.099
Accumulation Unit Value, End of Period                                                  $14.547   $16.466    $17.099   $19.453
Number of Units Outstanding, End of Period                                                    0     6,543      6,492     6,282
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.032   $13.072    $13.787   $14.198
Accumulation Unit Value, End of Period                                                  $13.072   $13.787    $14.198   $15.499
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.433   $12.061    $12.798   $13.052
Accumulation Unit Value, End of Period                                                  $12.061   $12.798    $13.052   $14.326
Number of Units Outstanding, End of Period                                                1,221     1,371      1,401     1,394
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.706   $14.032    $16.732   $17.815
Accumulation Unit Value, End of Period                                                  $14.032   $16.732    $17.815   $22.194
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.488   $13.537    $15.745   $17.316
Accumulation Unit Value, End of Period                                                  $13.537   $15.745    $17.316   $17.907
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.604   $12.376    $12.746   $13.211
Accumulation Unit Value, End of Period                                                  $12.376   $12.746    $13.211   $13.660
Number of Units Outstanding, End of Period                                                1,170     1,386      1,363     1,434
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.103   $12.099
Accumulation Unit Value, End of Period                                                       --   $11.103    $12.099   $12.449
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.316   $11.554
Accumulation Unit Value, End of Period                                                       --   $11.316    $11.554   $13.148
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.833   $13.330    $14.917   $16.051
Accumulation Unit Value, End of Period                                                  $13.330   $14.917    $16.051   $18.254
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.860    $9.904
Accumulation Unit Value, End of Period                                                  $10.000    $9.860     $9.904   $10.117
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.081   $11.716    $12.268   $12.949
Accumulation Unit Value, End of Period                                                  $11.716   $12.268    $12.949   $13.032
Number of Units Outstanding, End of Period                                                1,223     1,446      1,399     1,503
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.674   $13.848    $14.948   $16.438
Accumulation Unit Value, End of Period                                                  $13.848   $14.948    $16.438   $17.862
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.941   $11.521
Accumulation Unit Value, End of Period                                                       --   $10.941    $11.521   $12.719
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.712   $12.131
Accumulation Unit Value, End of Period                                                       --   $10.712    $12.131   $12.350
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.058   $12.143
Accumulation Unit Value, End of Period                                                  $10.000   $11.058    $12.143   $14.469
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.809
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.109   $13.561    $15.818   $17.510
Accumulation Unit Value, End of Period                                                  $13.561   $15.818    $17.510   $19.204
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.273   $12.398
Accumulation Unit Value, End of Period                                                       --   $11.273    $12.398   $14.665
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.594   $14.484    $19.327   $22.128
Accumulation Unit Value, End of Period                                                  $14.484   $19.327    $22.128   $29.874
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.714    $11.210   $10.889
Accumulation Unit Value, End of Period                                                  $10.714   $11.210    $10.889   $11.828
Number of Units Outstanding, End of Period                                                    0         0          0     1,488
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.319    $12.681   $13.551
Accumulation Unit Value, End of Period                                                  $11.319   $12.681    $13.551   $15.433
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.225    $12.685   $12.899
Accumulation Unit Value, End of Period                                                  $11.225   $12.685    $12.899   $15.483
Number of Units Outstanding, End of Period                                                    0         0          0     1,149
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.400    $13.053   $14.626
Accumulation Unit Value, End of Period                                                  $11.400   $13.053    $14.626   $15.872
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.193    $14.841   $16.277
Accumulation Unit Value, End of Period                                                  $12.193   $14.841    $16.277   $18.524
Number of Units Outstanding, End of Period                                                    0       625        563       970
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.242
Number of Units Outstanding, End of Period                                                   --        --         --     3,459
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.433
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.463
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.472
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.324
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.720
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.794
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.852
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.789   $13.359    $14.483   $14.695
Accumulation Unit Value, End of Period                                                  $13.359   $14.483    $14.695   $16.817
Number of Units Outstanding, End of Period                                                    0     5,317      9,267    11,243
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.210   $11.164
Accumulation Unit Value, End of Period                                                       --   $11.210    $11.164   $12.938
Number of Units Outstanding, End of Period                                                   --       955      4,686    10,940
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.515   $10.415
Accumulation Unit Value, End of Period                                                       --   $10.515    $10.415   $11.321
Number of Units Outstanding, End of Period                                                   --         0        470       433
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.441   $14.527    $17.619   $18.784
Accumulation Unit Value, End of Period                                                  $14.527   $17.619    $18.784   $21.537
Number of Units Outstanding, End of Period                                                  225     1,261      2,233     1,178
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.225   $10.263
Accumulation Unit Value, End of Period                                                       --   $10.225    $10.263   $10.463
Number of Units Outstanding, End of Period                                                   --       257        259     2,193
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.989
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.368   $12.656    $13.971   $15.139
Accumulation Unit Value, End of Period                                                  $12.656   $13.971    $15.139   $17.566
Number of Units Outstanding, End of Period                                                  292     9,233     10,795    11,046
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.253   $16.833    $20.576   $25.699
Accumulation Unit Value, End of Period                                                  $16.833   $20.576    $25.699   $32.264
Number of Units Outstanding, End of Period                                                    0         0        192       191
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.556   $13.565    $15.759   $17.017
Accumulation Unit Value, End of Period                                                  $13.565   $15.759    $17.017   $20.256
Number of Units Outstanding, End of Period                                                    0       107      1,795     1,594
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.901   $11.427
Accumulation Unit Value, End of Period                                                       --   $10.901    $11.427   $12.840
Number of Units Outstanding, End of Period                                                   --         0      2,791         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.352   $10.279
Accumulation Unit Value, End of Period                                                       --   $10.352    $10.279   $11.015
Number of Units Outstanding, End of Period                                                   --         0        237       218
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.885   $11.015
Accumulation Unit Value, End of Period                                                       --   $10.885    $11.015   $12.662
Number of Units Outstanding, End of Period                                                   --         0          0       734
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.133   $11.417
Accumulation Unit Value, End of Period                                                       --   $11.133    $11.417   $12.073
Number of Units Outstanding, End of Period                                                   --         0        903         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.116   $11.791
Accumulation Unit Value, End of Period                                                       --   $11.116    $11.791   $12.971
Number of Units Outstanding, End of Period                                                   --         0      1,093       194
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.989   $13.063    $14.057   $14.284
Accumulation Unit Value, End of Period                                                  $13.063   $14.057    $14.284   $15.521
Number of Units Outstanding, End of Period                                                  263     5,676      6,010     5,374
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.100   $10.130
Accumulation Unit Value, End of Period                                                       --   $10.100    $10.130   $10.419
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.100   $12.264    $12.815   $13.172
Accumulation Unit Value, End of Period                                                  $12.264   $12.815    $13.172   $13.902
Number of Units Outstanding, End of Period                                                    0     2,806      7,249     4,749
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.761   $14.200    $16.545   $18.497
Accumulation Unit Value, End of Period                                                  $14.200   $16.545    $18.497   $21.278
Number of Units Outstanding, End of Period                                                   56     2,278      2,806     2,166
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.182   $12.927    $13.776   $13.773
Accumulation Unit Value, End of Period                                                  $12.927   $13.776    $13.773   $14.746
Number of Units Outstanding, End of Period                                                    0     2,133      2,146     6,350
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.443   $12.604    $13.482   $13.974
Accumulation Unit Value, End of Period                                                  $12.604   $13.482    $13.974   $15.718
Number of Units Outstanding, End of Period                                                    0     3,738      9,014     6,396
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.628   $14.628    $17.087   $18.375
Accumulation Unit Value, End of Period                                                  $14.628   $17.087    $18.375   $20.650
Number of Units Outstanding, End of Period                                                    0         0      1,193       585
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.217   $12.361    $14.469   $15.881
Accumulation Unit Value, End of Period                                                  $12.361   $14.469    $15.881   $15.986
Number of Units Outstanding, End of Period                                                    0         0      1,536     2,960
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.435   $12.108    $12.868   $12.925
Accumulation Unit Value, End of Period                                                  $12.108   $12.868    $12.925   $13.585
Number of Units Outstanding, End of Period                                                   21     9,537     10,315    12,910
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.570   $12.402    $13.263   $13.906
Accumulation Unit Value, End of Period                                                  $12.402   $13.263    $13.906   $15.383
Number of Units Outstanding, End of Period                                                  199       433        429        41
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.201   $13.472    $14.671   $15.132
Accumulation Unit Value, End of Period                                                  $13.472   $14.671    $15.132   $17.192
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.977   $11.275    $11.838   $13.135
Accumulation Unit Value, End of Period                                                  $11.275   $11.838    $13.135   $13.234
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.388   $13.312    $14.423   $14.575
Accumulation Unit Value, End of Period                                                  $13.312   $14.423    $14.575   $15.789
Number of Units Outstanding, End of Period                                                    0       742        741       735
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.458   $10.417    $10.662   $10.697
Accumulation Unit Value, End of Period                                                  $10.417   $10.662    $10.697   $10.959
Number of Units Outstanding, End of Period                                                    0     1,136      1,142     1,194
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.441   $13.350    $15.203   $16.719
Accumulation Unit Value, End of Period                                                  $13.350   $15.203    $16.719   $20.930
Number of Units Outstanding, End of Period                                                    0         0        218       216
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.775   $12.960    $14.308   $15.259
Accumulation Unit Value, End of Period                                                  $12.960   $14.308    $15.259   $17.040
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.904    $9.829     $9.697    $9.745
Accumulation Unit Value, End of Period                                                   $9.829    $9.697     $9.745    $9.971
Number of Units Outstanding, End of Period                                                    0     8,399      8,948     8,808
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.412   $13.463    $14.556   $15.694
Accumulation Unit Value, End of Period                                                  $13.463   $14.556    $15.694   $16.699
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.772   $14.538    $16.447   $17.071
Accumulation Unit Value, End of Period                                                  $14.538   $16.447    $17.071   $19.412
Number of Units Outstanding, End of Period                                                    0       588        597       595
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.027   $13.064    $13.772   $14.175
Accumulation Unit Value, End of Period                                                  $13.064   $13.772    $14.175   $15.465
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.429   $12.054    $12.784   $13.031
Accumulation Unit Value, End of Period                                                  $12.054   $12.784    $13.031   $14.295
Number of Units Outstanding, End of Period                                                    0       316        315       315
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.701   $14.023    $16.713   $17.786
Accumulation Unit Value, End of Period                                                  $14.023   $16.713    $17.786   $22.146
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.483   $13.529    $15.727   $17.288
Accumulation Unit Value, End of Period                                                  $13.529   $15.727    $17.288   $17.868
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.599   $12.368    $12.732   $13.190
Accumulation Unit Value, End of Period                                                  $12.368   $12.732    $13.190   $13.631
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.100   $12.088
Accumulation Unit Value, End of Period                                                       --   $11.100    $12.088   $12.432
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.312   $11.544
Accumulation Unit Value, End of Period                                                       --   $11.312    $11.544   $13.130
Number of Units Outstanding, End of Period                                                   --       714      6,069     3,237
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.828   $13.322    $14.901   $16.024
Accumulation Unit Value, End of Period                                                  $13.322   $14.901    $16.024   $18.215
Number of Units Outstanding, End of Period                                                    0         0      1,774     1,730
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.855    $9.894
Accumulation Unit Value, End of Period                                                  $10.000    $9.855     $9.894   $10.102
Number of Units Outstanding, End of Period                                                    0     3,378      3,641     3,837
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.077   $11.709    $12.254   $12.928
Accumulation Unit Value, End of Period                                                  $11.709   $12.254    $12.928   $13.004
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.669   $13.840    $14.932   $16.411
Accumulation Unit Value, End of Period                                                  $13.840   $14.932    $16.411   $17.824
Number of Units Outstanding, End of Period                                                    0     1,974      1,775     1,630
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.937   $11.511
Accumulation Unit Value, End of Period                                                       --   $10.937    $11.511   $12.702
Number of Units Outstanding, End of Period                                                   --         0      2,229     2,186
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.709   $12.121
Accumulation Unit Value, End of Period                                                       --   $10.709    $12.121   $12.333
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.052   $12.131
Accumulation Unit Value, End of Period                                                  $10.000   $11.052    $12.131   $14.447
Number of Units Outstanding, End of Period                                                    0         0        246       245
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.806
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.108   $13.556    $15.804   $17.487
Accumulation Unit Value, End of Period                                                  $13.556   $15.804    $17.487   $19.168
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.269   $12.387
Accumulation Unit Value, End of Period                                                       --   $11.269    $12.387   $14.645
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.590   $14.475    $19.305   $22.091
Accumulation Unit Value, End of Period                                                  $14.475   $19.305    $22.091   $29.810
Number of Units Outstanding, End of Period                                                    0     3,564      3,064     2,311




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.



















Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.90% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.709    $11.193   $10.861
Accumulation Unit Value, End of Period                                                  $10.709   $11.193    $10.861   $11.787
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.314    $12.662   $13.517
Accumulation Unit Value, End of Period                                                  $11.314   $12.662    $13.517   $15.379
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.220    $12.666   $12.867
Accumulation Unit Value, End of Period                                                  $11.220   $12.666    $12.867   $15.429
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.395    $13.033   $14.589
Accumulation Unit Value, End of Period                                                  $11.395   $13.033    $14.589   $15.816
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.187    $14.818   $16.237
Accumulation Unit Value, End of Period                                                  $12.187   $14.818    $16.237   $18.458
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.235
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.426
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.455
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.464
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.317
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.713
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.787
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.845
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.780   $13.343    $14.451   $14.647
Accumulation Unit Value, End of Period                                                  $13.343   $14.451    $14.647   $16.745
Number of Units Outstanding, End of Period                                                    0         0        219       208
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.202   $11.145
Accumulation Unit Value, End of Period                                                       --   $11.202    $11.145   $12.903
Number of Units Outstanding, End of Period                                                   --         0        474       452
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.512   $10.402
Accumulation Unit Value, End of Period                                                       --   $10.512    $10.402   $11.295
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.432   $14.509    $17.579   $18.722
Accumulation Unit Value, End of Period                                                  $14.509   $17.579    $18.722   $21.445
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.218   $10.245
Accumulation Unit Value, End of Period                                                       --   $10.218    $10.245   $10.435
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.981
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.359   $12.640    $13.939   $15.089
Accumulation Unit Value, End of Period                                                  $12.640   $13.939    $15.089   $17.490
Number of Units Outstanding, End of Period                                                    0       258        257       257
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.243   $16.813    $20.529   $25.615
Accumulation Unit Value, End of Period                                                  $16.813   $20.529    $25.615   $32.126
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.547   $13.549    $15.724   $16.961
Accumulation Unit Value, End of Period                                                  $13.549   $15.724    $16.961   $20.170
Number of Units Outstanding, End of Period                                                    0       157        157       156
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.898   $11.413
Accumulation Unit Value, End of Period                                                       --   $10.898    $11.413   $12.811
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.349   $10.266
Accumulation Unit Value, End of Period                                                       --   $10.349    $10.266   $10.990
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.882   $11.001
Accumulation Unit Value, End of Period                                                       --   $10.882    $11.001   $12.633
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.130   $11.402
Accumulation Unit Value, End of Period                                                       --   $11.130    $11.402   $12.046
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.113   $11.776
Accumulation Unit Value, End of Period                                                       --   $11.113    $11.776   $12.941
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.980   $13.047    $14.025   $14.237
Accumulation Unit Value, End of Period                                                  $13.047   $14.025    $14.237   $15.454
Number of Units Outstanding, End of Period                                                    0       167        167       166
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.097   $10.118
Accumulation Unit Value, End of Period                                                       --   $10.097    $10.118   $10.395
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.097   $12.256    $12.794   $13.136
Accumulation Unit Value, End of Period                                                  $12.256   $12.794    $13.136   $13.850
Number of Units Outstanding, End of Period                                                    0         0        336       319
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.752   $14.183    $16.508   $18.437
Accumulation Unit Value, End of Period                                                  $14.183   $16.508    $18.437   $21.187
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.172   $12.911    $13.745   $13.728
Accumulation Unit Value, End of Period                                                  $12.911   $13.745    $13.728   $14.682
Number of Units Outstanding, End of Period                                                    0       427        426       426
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.434   $12.588    $13.452   $13.928
Accumulation Unit Value, End of Period                                                  $12.588   $13.452    $13.928   $15.650
Number of Units Outstanding, End of Period                                                    0       258        258       257
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.618   $14.610    $17.048   $18.315
Accumulation Unit Value, End of Period                                                  $14.610   $17.048    $18.315   $20.562
Number of Units Outstanding, End of Period                                                    0       218        218       217
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.208   $12.345    $14.436   $15.829
Accumulation Unit Value, End of Period                                                  $12.345   $14.436    $15.829   $15.918
Number of Units Outstanding, End of Period                                                    0         0        292       277
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.427   $12.093    $12.839   $12.883
Accumulation Unit Value, End of Period                                                  $12.093   $12.839    $12.883   $13.527
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.561   $12.387    $13.233   $13.861
Accumulation Unit Value, End of Period                                                  $12.387   $13.233    $13.861   $15.317
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.192   $13.456    $14.638   $15.083
Accumulation Unit Value, End of Period                                                  $13.456   $14.638    $15.083   $17.118
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.968   $11.261    $11.812   $13.092
Accumulation Unit Value, End of Period                                                  $11.261   $11.812    $13.092   $13.177
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.379   $13.296    $14.391   $14.527
Accumulation Unit Value, End of Period                                                  $13.296   $14.391    $14.527   $15.721
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.450   $10.404    $10.638   $10.662
Accumulation Unit Value, End of Period                                                  $10.404   $10.638    $10.662   $10.912
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.432   $13.333    $15.169   $16.664
Accumulation Unit Value, End of Period                                                  $13.333   $15.169    $16.664   $20.840
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.766   $12.944    $14.276   $15.209
Accumulation Unit Value, End of Period                                                  $12.944   $14.276    $15.209   $16.967
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.896    $9.817     $9.675    $9.713
Accumulation Unit Value, End of Period                                                   $9.817    $9.675     $9.713    $9.929
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.402   $13.447    $14.523   $15.643
Accumulation Unit Value, End of Period                                                  $13.447   $14.523    $15.643   $16.627
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.763   $14.520    $16.410   $17.015
Accumulation Unit Value, End of Period                                                  $14.520   $16.410    $17.015   $19.329
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.018   $13.047    $13.741   $14.129
Accumulation Unit Value, End of Period                                                  $13.047   $13.741    $14.129   $15.399
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.420   $12.039    $12.755   $12.988
Accumulation Unit Value, End of Period                                                  $12.039   $12.755    $12.988   $14.234
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.691   $14.006    $16.675   $17.728
Accumulation Unit Value, End of Period                                                  $14.006   $16.675    $17.728   $22.051
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.474   $13.512    $15.691   $17.231
Accumulation Unit Value, End of Period                                                  $13.512   $15.691    $17.231   $17.792
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.590   $12.353    $12.703   $13.146
Accumulation Unit Value, End of Period                                                  $12.353   $12.703    $13.146   $13.572
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.092   $12.068
Accumulation Unit Value, End of Period                                                       --   $11.092    $12.068   $12.398
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.305   $11.524
Accumulation Unit Value, End of Period                                                       --   $11.305    $11.524   $13.094
Number of Units Outstanding, End of Period                                                   --         0        374       357
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.819   $13.306    $14.867   $15.972
Accumulation Unit Value, End of Period                                                  $13.306   $14.867    $15.972   $18.137
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.845    $9.874
Accumulation Unit Value, End of Period                                                  $10.000    $9.845     $9.874   $10.071
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.068   $11.695    $12.226   $12.886
Accumulation Unit Value, End of Period                                                  $11.695   $12.226    $12.886   $12.948
Number of Units Outstanding, End of Period                                                    0       187        187       187
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.659   $13.823    $14.898   $16.358
Accumulation Unit Value, End of Period                                                  $13.823   $14.898    $16.358   $17.747
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.929   $11.492
Accumulation Unit Value, End of Period                                                       --   $10.929    $11.492   $12.667
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.701   $12.100
Accumulation Unit Value, End of Period                                                       --   $10.701    $12.100   $12.300
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.041   $12.106
Accumulation Unit Value, End of Period                                                  $10.000   $11.041    $12.106   $14.403
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.799
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.106   $13.547    $15.778   $17.439
Accumulation Unit Value, End of Period                                                  $13.547   $15.778    $17.439   $19.097
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.261   $12.366
Accumulation Unit Value, End of Period                                                       --   $11.261    $12.366   $14.606
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.580   $14.457    $19.261   $22.019
Accumulation Unit Value, End of Period                                                  $14.457   $19.261    $22.019   $29.682
Number of Units Outstanding, End of Period                                                    0         0          0         0




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.




















Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.95% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.706    $11.185   $10.848
Accumulation Unit Value, End of Period                                                  $10.706   $11.185    $10.848   $11.766
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.311    $12.652   $13.500
Accumulation Unit Value, End of Period                                                  $11.311   $12.652    $13.500   $15.352
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.218    $12.657   $12.851
Accumulation Unit Value, End of Period                                                  $11.218   $12.657    $12.851   $15.402
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.392    $13.024   $14.571
Accumulation Unit Value, End of Period                                                  $11.392   $13.024    $14.571   $15.788
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.184    $14.807   $16.216
Accumulation Unit Value, End of Period                                                  $12.184   $14.807    $16.216   $18.426
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.231
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.422
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.452
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.461
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.313
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.710
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.783
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.841
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.778   $13.338    $14.438   $14.627
Accumulation Unit Value, End of Period                                                  $13.338   $14.438    $14.627   $16.713
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.198   $11.135
Accumulation Unit Value, End of Period                                                       --   $11.198    $11.135   $12.885
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.511   $10.395
Accumulation Unit Value, End of Period                                                       --   $10.511    $10.395   $11.282
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.430   $14.504    $17.564   $18.697
Accumulation Unit Value, End of Period                                                  $14.504   $17.564    $18.697   $21.405
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.214   $10.237
Accumulation Unit Value, End of Period                                                       --   $10.214    $10.237   $10.421
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.977
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.358   $12.636    $13.927   $15.069
Accumulation Unit Value, End of Period                                                  $12.636   $13.927    $15.069   $17.458
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.241   $16.807    $20.512   $25.580
Accumulation Unit Value, End of Period                                                  $16.807   $20.512    $25.580   $32.066
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.546   $13.544    $15.710   $16.938
Accumulation Unit Value, End of Period                                                  $13.544   $15.710    $16.938   $20.132
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.897   $11.405
Accumulation Unit Value, End of Period                                                       --   $10.897    $11.405   $12.796
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.348   $10.260
Accumulation Unit Value, End of Period                                                       --   $10.348    $10.260   $10.977
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.881   $10.994
Accumulation Unit Value, End of Period                                                       --   $10.881    $10.994   $12.619
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.129   $11.395
Accumulation Unit Value, End of Period                                                       --   $11.129    $11.395   $12.032
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.112   $11.769
Accumulation Unit Value, End of Period                                                       --   $11.112    $11.769   $12.926
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.979   $13.042    $14.013   $14.218
Accumulation Unit Value, End of Period                                                  $13.042   $14.013    $14.218   $15.425
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.096   $10.111
Accumulation Unit Value, End of Period                                                       --   $10.096    $10.111   $10.383
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.096   $12.252    $12.783   $13.118
Accumulation Unit Value, End of Period                                                  $12.252   $12.783    $13.118   $13.824
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.751   $14.178    $16.494   $18.411
Accumulation Unit Value, End of Period                                                  $14.178   $16.494    $18.411   $21.147
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.171   $12.906    $13.733   $13.710
Accumulation Unit Value, End of Period                                                  $12.906   $13.733    $13.710   $14.655
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.433   $12.584    $13.441   $13.909
Accumulation Unit Value, End of Period                                                  $12.584   $13.441    $13.909   $15.621
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.617   $14.605    $17.034   $18.290
Accumulation Unit Value, End of Period                                                  $14.605   $17.034    $18.290   $20.524
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.207   $12.341    $14.424   $15.808
Accumulation Unit Value, End of Period                                                  $12.341   $14.424    $15.808   $15.888
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.425   $12.089    $12.828   $12.865
Accumulation Unit Value, End of Period                                                  $12.089   $12.828    $12.865   $13.501
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.560   $12.383    $13.222   $13.842
Accumulation Unit Value, End of Period                                                  $12.383   $13.222    $13.842   $15.288
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.191   $13.451    $14.626   $15.062
Accumulation Unit Value, End of Period                                                  $13.451   $14.626    $15.062   $17.086
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.967   $11.258    $11.801   $13.074
Accumulation Unit Value, End of Period                                                  $11.258   $11.801    $13.074   $13.152
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.378   $13.291    $14.378   $14.507
Accumulation Unit Value, End of Period                                                  $13.291   $14.378    $14.507   $15.692
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.449   $10.401    $10.629   $10.648
Accumulation Unit Value, End of Period                                                  $10.401   $10.629    $10.648   $10.892
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.431   $13.328    $15.156   $16.642
Accumulation Unit Value, End of Period                                                  $13.328   $15.156    $16.642   $20.801
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.765   $12.939    $14.263   $15.188
Accumulation Unit Value, End of Period                                                  $12.939   $14.263    $15.188   $16.935
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.895    $9.813     $9.667    $9.700
Accumulation Unit Value, End of Period                                                   $9.813    $9.667     $9.700    $9.910
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.401   $13.442    $14.510   $15.621
Accumulation Unit Value, End of Period                                                  $13.442   $14.510    $15.621   $16.596
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.761   $14.515    $16.396   $16.992
Accumulation Unit Value, End of Period                                                  $14.515   $16.396    $16.992   $19.292
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.017   $13.043    $13.729   $14.109
Accumulation Unit Value, End of Period                                                  $13.043   $13.729    $14.109   $15.370
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.419   $12.035    $12.744   $12.971
Accumulation Unit Value, End of Period                                                  $12.035   $12.744    $12.971   $14.207
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.690   $14.001    $16.661   $17.704
Accumulation Unit Value, End of Period                                                  $14.001   $16.661    $17.704   $22.010
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.472   $13.507    $15.678   $17.208
Accumulation Unit Value, End of Period                                                  $13.507   $15.678    $17.208   $17.758
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.589   $12.348    $12.692   $13.129
Accumulation Unit Value, End of Period                                                  $12.348   $12.692    $13.129   $13.547
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.088   $12.058
Accumulation Unit Value, End of Period                                                       --   $11.088    $12.058   $12.381
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.301   $11.514
Accumulation Unit Value, End of Period                                                       --   $11.301    $11.514   $13.077
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.818   $13.301    $14.854   $15.950
Accumulation Unit Value, End of Period                                                  $13.301   $14.854    $15.950   $18.103
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.840    $9.864
Accumulation Unit Value, End of Period                                                  $10.000    $9.840     $9.864   $10.056
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.067   $11.691    $12.216   $12.868
Accumulation Unit Value, End of Period                                                  $11.691   $12.216    $12.868   $12.924
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.658   $13.818    $14.885   $16.335
Accumulation Unit Value, End of Period                                                  $13.818   $14.885    $16.335   $17.714
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.926   $11.482
Accumulation Unit Value, End of Period                                                       --   $10.926    $11.482   $12.650
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.698   $12.090
Accumulation Unit Value, End of Period                                                       --   $10.698    $12.090   $12.283
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.036   $12.094
Accumulation Unit Value, End of Period                                                  $10.000   $11.036    $12.094   $14.381
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.796
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.104   $13.543    $15.764   $17.415
Accumulation Unit Value, End of Period                                                  $13.543   $15.764    $17.415   $19.061
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.258   $12.356
Accumulation Unit Value, End of Period                                                       --   $11.258    $12.356   $14.586
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.579   $14.452    $19.245   $21.989
Accumulation Unit Value, End of Period                                                  $14.452   $19.245    $21.989   $29.627
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.



















Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.704    $11.176   $10.834
Accumulation Unit Value, End of Period                                                  $10.704   $11.176    $10.834   $11.745
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.308    $12.643   $13.483
Accumulation Unit Value, End of Period                                                  $11.308   $12.643    $13.483   $15.325
Number of Units Outstanding, End of Period                                                    0       933        862       781
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.215    $12.647   $12.835
Accumulation Unit Value, End of Period                                                  $11.215   $12.647    $12.835   $15.374
Number of Units Outstanding, End of Period                                                    0       932        906       778
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.390    $13.014   $14.553
Accumulation Unit Value, End of Period                                                  $11.390   $13.014    $14.553   $15.760
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.181    $14.796   $16.196
Accumulation Unit Value, End of Period                                                  $12.181   $14.796    $16.196   $18.393
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.228
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.419
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.448
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.457
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.310
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.706
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.779
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.838
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.784   $13.341    $14.434   $14.615
Accumulation Unit Value, End of Period                                                  $13.341   $14.434    $14.615   $16.691
Number of Units Outstanding, End of Period                                                    0     1,338      1,763     1,888
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.194   $11.126
Accumulation Unit Value, End of Period                                                       --   $11.194    $11.126   $12.868
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.509   $10.389
Accumulation Unit Value, End of Period                                                       --   $10.509    $10.389   $11.269
Number of Units Outstanding, End of Period                                                   --         0          0       554
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.436   $14.507    $17.559   $18.682
Accumulation Unit Value, End of Period                                                  $14.507   $17.559    $18.682   $21.377
Number of Units Outstanding, End of Period                                                    0       579        753       753
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.211   $10.228
Accumulation Unit Value, End of Period                                                       --   $10.211    $10.228   $10.406
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.974
Number of Units Outstanding, End of Period                                                   --        --         --       348
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.363   $12.638    $13.923   $15.057
Accumulation Unit Value, End of Period                                                  $12.638   $13.923    $15.057   $17.435
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.247   $16.810    $20.505   $25.559
Accumulation Unit Value, End of Period                                                  $16.810   $20.505    $25.559   $32.024
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.551   $13.547    $15.705   $16.925
Accumulation Unit Value, End of Period                                                  $13.547   $15.705    $16.925   $20.105
Number of Units Outstanding, End of Period                                                    0         0          0       424
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.895   $11.398
Accumulation Unit Value, End of Period                                                       --   $10.895    $11.398   $12.782
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.347   $10.253
Accumulation Unit Value, End of Period                                                       --   $10.347    $10.253   $10.965
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.880   $10.988
Accumulation Unit Value, End of Period                                                       --   $10.880    $10.988   $12.604
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.127   $11.388
Accumulation Unit Value, End of Period                                                       --   $11.127    $11.388   $12.018
Number of Units Outstanding, End of Period                                                   --         0          0       277
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.110   $11.761
Accumulation Unit Value, End of Period                                                       --   $11.110    $11.761   $12.912
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.984   $13.045    $14.009   $14.206
Accumulation Unit Value, End of Period                                                  $13.045   $14.009    $14.206   $15.405
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.095   $10.105
Accumulation Unit Value, End of Period                                                       --   $10.095    $10.105   $10.371
Number of Units Outstanding, End of Period                                                   --         0          0       703
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.095   $12.248    $12.772   $13.100
Accumulation Unit Value, End of Period                                                  $12.248   $12.772    $13.100   $13.799
Number of Units Outstanding, End of Period                                                    0     1,505      1,995     1,995
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.756   $14.181    $16.489   $18.397
Accumulation Unit Value, End of Period                                                  $14.181   $16.489    $18.397   $21.119
Number of Units Outstanding, End of Period                                                    0       937      1,224     1,224
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.176   $12.909    $13.729   $13.698
Accumulation Unit Value, End of Period                                                  $12.909   $13.729    $13.698   $14.636
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.438   $12.586    $13.437   $13.898
Accumulation Unit Value, End of Period                                                  $12.586   $13.437    $13.898   $15.601
Number of Units Outstanding, End of Period                                                    0     1,238      1,312     1,430
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.622   $14.608    $17.029   $18.275
Accumulation Unit Value, End of Period                                                  $14.608   $17.029    $18.275   $20.496
Number of Units Outstanding, End of Period                                                    0       602        786       786
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.212   $12.344    $14.419   $15.795
Accumulation Unit Value, End of Period                                                  $12.344   $14.419    $15.795   $15.867
Number of Units Outstanding, End of Period                                                    0     1,385      1,813     2,043
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.431   $12.091    $12.824   $12.855
Accumulation Unit Value, End of Period                                                  $12.091   $12.824    $12.855   $13.484
Number of Units Outstanding, End of Period                                                    0     2,299      2,260     2,219
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.565   $12.385    $13.218   $13.831
Accumulation Unit Value, End of Period                                                  $12.385   $13.218    $13.831   $15.268
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.196   $13.454    $14.621   $15.050
Accumulation Unit Value, End of Period                                                  $13.454   $14.621    $15.050   $17.064
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.972   $11.260    $11.798   $13.063
Accumulation Unit Value, End of Period                                                  $11.260   $11.798    $13.063   $13.135
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.383   $13.294    $14.374   $14.495
Accumulation Unit Value, End of Period                                                  $13.294   $14.374    $14.495   $15.671
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.453   $10.403    $10.626   $10.639
Accumulation Unit Value, End of Period                                                  $10.403   $10.626    $10.639   $10.877
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.436   $13.331    $15.151   $16.628
Accumulation Unit Value, End of Period                                                  $13.331   $15.151    $16.628   $20.774
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.770   $12.942    $14.259   $15.176
Accumulation Unit Value, End of Period                                                  $12.942   $14.259    $15.176   $16.913
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.899    $9.815     $9.664    $9.692
Accumulation Unit Value, End of Period                                                   $9.815    $9.664     $9.692    $9.897
Number of Units Outstanding, End of Period                                                    0     2,441      2,399     2,623
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.407   $13.445    $14.506   $15.609
Accumulation Unit Value, End of Period                                                  $13.445   $14.506    $15.609   $16.574
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.767   $14.518    $16.391   $16.978
Accumulation Unit Value, End of Period                                                  $14.518   $16.391    $16.978   $19.267
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.022   $13.046    $13.725   $14.098
Accumulation Unit Value, End of Period                                                  $13.046   $13.725    $14.098   $15.350
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.424   $12.037    $12.740   $12.960
Accumulation Unit Value, End of Period                                                  $12.037   $12.740    $12.960   $14.188
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.696   $14.004    $16.656   $17.690
Accumulation Unit Value, End of Period                                                  $14.004   $16.656    $17.690   $21.981
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.478   $13.510    $15.673   $17.194
Accumulation Unit Value, End of Period                                                  $13.510   $15.673    $17.194   $17.735
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.594   $12.351    $12.688   $13.118
Accumulation Unit Value, End of Period                                                  $12.351   $12.688    $13.118   $13.529
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.084   $12.047
Accumulation Unit Value, End of Period                                                       --   $11.084    $12.047   $12.364
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.297   $11.505
Accumulation Unit Value, End of Period                                                       --   $11.297    $11.505   $13.059
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.823   $13.304    $14.850   $15.937
Accumulation Unit Value, End of Period                                                  $13.304   $14.850    $15.937   $18.080
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.835    $9.854
Accumulation Unit Value, End of Period                                                  $10.000    $9.835     $9.854   $10.040
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.072   $11.693    $12.212   $12.858
Accumulation Unit Value, End of Period                                                  $11.693   $12.212    $12.858   $12.907
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.664   $13.821    $14.881   $16.322
Accumulation Unit Value, End of Period                                                  $13.821   $14.881    $16.322   $17.691
Number of Units Outstanding, End of Period                                                    0     1,981      1,780     1,691
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.922   $11.472
Accumulation Unit Value, End of Period                                                       --   $10.922    $11.472   $12.633
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.694   $12.080
Accumulation Unit Value, End of Period                                                       --   $10.694    $12.080   $12.266
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.030   $12.081
Accumulation Unit Value, End of Period                                                  $10.000   $11.030    $12.081   $14.359
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.793
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.103   $13.538    $15.751   $17.392
Accumulation Unit Value, End of Period                                                  $13.538   $15.751    $17.392   $19.025
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.254   $12.345
Accumulation Unit Value, End of Period                                                       --   $11.254    $12.345   $14.566
Number of Units Outstanding, End of Period                                                   --         0          0       117
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.584   $14.455    $19.239   $21.972
Accumulation Unit Value, End of Period                                                  $14.455   $19.239    $21.972   $29.588
Number of Units Outstanding, End of Period                                                    0         0          0         0




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.



















Allstate Advisor Preferred Contracts with 3 year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With Enhanced
Beneficiary Protection (Annual Increase) Option and the Earnings Protection
Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.05% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.701    $11.168   $10.821
Accumulation Unit Value, End of Period                                                  $10.701   $11.168    $10.821   $11.724
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.306    $12.633   $13.466
Accumulation Unit Value, End of Period                                                  $11.306   $12.633    $13.466   $15.297
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.212    $12.638   $12.818
Accumulation Unit Value, End of Period                                                  $11.212   $12.638    $12.818   $15.347
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.387    $13.004   $14.534
Accumulation Unit Value, End of Period                                                  $11.387   $13.004    $14.534   $15.733
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.178    $14.785   $16.175
Accumulation Unit Value, End of Period                                                  $12.178   $14.785    $16.175   $18.361
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R) - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.224
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.415
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.445
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.454
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.306
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.703
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.776
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.835
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.766   $13.318    $14.402   $14.575
Accumulation Unit Value, End of Period                                                  $13.318   $14.402    $14.575   $16.637
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.191   $11.116
Accumulation Unit Value, End of Period                                                       --   $11.191    $11.116   $12.850
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.508   $10.382
Accumulation Unit Value, End of Period                                                       --   $10.508    $10.382   $11.256
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.418   $14.482    $17.520   $18.630
Accumulation Unit Value, End of Period                                                  $14.482   $17.520    $18.630   $21.307
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.207   $10.219
Accumulation Unit Value, End of Period                                                       --   $10.207    $10.219   $10.392
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.970
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.346   $12.616    $13.892   $15.015
Accumulation Unit Value, End of Period                                                  $12.616   $13.892    $15.015   $17.378
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.227   $16.781    $20.460   $25.489
Accumulation Unit Value, End of Period                                                  $16.781   $20.460    $25.489   $31.920
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.534   $13.523    $15.670   $16.878
Accumulation Unit Value, End of Period                                                  $13.523   $15.670    $16.878   $20.040
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.894   $11.391
Accumulation Unit Value, End of Period                                                       --   $10.894    $11.391   $12.767
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.346   $10.247
Accumulation Unit Value, End of Period                                                       --   $10.346    $10.247   $10.952
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.878   $10.981
Accumulation Unit Value, End of Period                                                       --   $10.878    $10.981   $12.590
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.126   $11.380
Accumulation Unit Value, End of Period                                                       --   $11.126    $11.380   $12.004
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.109   $11.754
Accumulation Unit Value, End of Period                                                       --   $11.109    $11.754   $12.897
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.967   $13.023    $13.978   $14.167
Accumulation Unit Value, End of Period                                                  $13.023   $13.978    $14.167   $15.355
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.093   $10.098
Accumulation Unit Value, End of Period                                                       --   $10.093    $10.098   $10.360
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.094   $12.243    $12.761   $13.083
Accumulation Unit Value, End of Period                                                  $12.243   $12.761    $13.083   $13.773
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.738   $14.156    $16.452   $18.346
Accumulation Unit Value, End of Period                                                  $14.156   $16.452    $18.346   $21.051
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.158   $12.887    $13.698   $13.661
Accumulation Unit Value, End of Period                                                  $12.887   $13.698    $13.661   $14.588
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.421   $12.565    $13.407   $13.860
Accumulation Unit Value, End of Period                                                  $12.565   $13.407    $13.860   $15.550
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.604   $14.583    $16.991   $18.225
Accumulation Unit Value, End of Period                                                  $14.583   $16.991    $18.225   $20.430
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.194   $12.322    $14.387   $15.752
Accumulation Unit Value, End of Period                                                  $12.322   $14.387    $15.752   $15.816
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.414   $12.070    $12.795   $12.819
Accumulation Unit Value, End of Period                                                  $12.070   $12.795    $12.819   $13.440
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.548   $12.364    $13.188   $13.793
Accumulation Unit Value, End of Period                                                  $12.364   $13.188    $13.793   $15.218
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.178   $13.431    $14.589   $15.009
Accumulation Unit Value, End of Period                                                  $13.431   $14.589    $15.009   $17.008
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.956   $11.240    $11.772   $13.027
Accumulation Unit Value, End of Period                                                  $11.240   $11.772    $13.027   $13.092
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.365   $13.271    $14.342   $14.456
Accumulation Unit Value, End of Period                                                  $13.271   $14.342    $14.456   $15.620
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.438   $10.385    $10.602   $10.610
Accumulation Unit Value, End of Period                                                  $10.385   $10.602    $10.610   $10.842
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.419   $13.308    $15.117   $16.582
Accumulation Unit Value, End of Period                                                  $13.308   $15.117    $16.582   $20.706
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.753   $12.920    $14.227   $15.134
Accumulation Unit Value, End of Period                                                  $12.920   $14.227    $15.134   $16.858
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.885    $9.799     $9.642    $9.665
Accumulation Unit Value, End of Period                                                   $9.799    $9.642     $9.665    $9.865
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.388   $13.422    $14.474   $15.566
Accumulation Unit Value, End of Period                                                  $13.422   $14.474    $15.566   $16.521
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.748   $14.493    $16.355   $16.932
Accumulation Unit Value, End of Period                                                  $14.493   $16.355    $16.932   $19.204
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.004   $13.023    $13.694   $14.059
Accumulation Unit Value, End of Period                                                  $13.023   $13.694    $14.059   $15.300
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.407   $12.016    $12.711   $12.925
Accumulation Unit Value, End of Period                                                  $12.016   $12.711    $12.925   $14.142
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.677   $13.980    $16.619   $17.641
Accumulation Unit Value, End of Period                                                  $13.980   $16.619    $17.641   $21.909
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.459   $13.487    $15.638   $17.146
Accumulation Unit Value, End of Period                                                  $13.487   $15.638    $17.146   $17.677
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.577   $12.330    $12.660   $13.082
Accumulation Unit Value, End of Period                                                  $12.330   $12.660    $13.082   $13.485
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.081   $12.037
Accumulation Unit Value, End of Period                                                       --   $11.081    $12.037   $12.347
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.293   $11.495
Accumulation Unit Value, End of Period                                                       --   $11.293    $11.495   $13.041
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.806   $13.281    $14.817   $15.894
Accumulation Unit Value, End of Period                                                  $13.281   $14.817    $15.894   $18.021
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.830    $9.844
Accumulation Unit Value, End of Period                                                  $10.000    $9.830     $9.844   $10.025
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.056   $11.673    $12.185   $12.823
Accumulation Unit Value, End of Period                                                  $11.673   $12.185    $12.823   $12.865
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.645   $13.797    $14.847   $16.277
Accumulation Unit Value, End of Period                                                  $13.797   $14.847    $16.277   $17.633
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.918   $11.462
Accumulation Unit Value, End of Period                                                       --   $10.918    $11.462   $12.616
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.690   $12.069
Accumulation Unit Value, End of Period                                                       --   $10.690    $12.069   $12.250
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.024   $12.069
Accumulation Unit Value, End of Period                                                  $10.000   $11.024    $12.069   $14.337
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.789
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.102   $13.533    $15.737   $17.368
Accumulation Unit Value, End of Period                                                  $13.533   $15.737    $17.368   $18.990
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.250   $12.335
Accumulation Unit Value, End of Period                                                       --   $11.250    $12.335   $14.546
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.566   $14.430    $19.196   $21.911
Accumulation Unit Value, End of Period                                                  $14.430   $19.196    $21.911   $29.492
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.




















Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.10% and Administrative
Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.699    $11.160   $10.807
Accumulation Unit Value, End of Period                                                  $10.699   $11.160    $10.807   $11.704
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.303    $12.624   $13.449
Accumulation Unit Value, End of Period                                                  $11.303   $12.624    $13.449   $15.270
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.210    $12.628   $12.802
Accumulation Unit Value, End of Period                                                  $11.210   $12.628    $12.802   $15.320
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.384    $12.994   $14.516
Accumulation Unit Value, End of Period                                                  $11.384   $12.994    $14.516   $15.705
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.175    $14.774   $16.155
Accumulation Unit Value, End of Period                                                  $12.175   $14.774    $16.155   $18.329
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.221
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.412
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.441
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.450
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.303
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.700
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.772
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.831
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.765   $13.313    $14.389   $14.555
Accumulation Unit Value, End of Period                                                  $13.313   $14.389    $14.555   $16.606
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.187   $11.107
Accumulation Unit Value, End of Period                                                       --   $11.187    $11.107   $12.833
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.507   $10.375
Accumulation Unit Value, End of Period                                                       --   $10.507    $10.375   $11.243
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.416   $14.477    $17.505   $18.605
Accumulation Unit Value, End of Period                                                  $14.477   $17.505    $18.605   $21.267
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.204   $10.211
Accumulation Unit Value, End of Period                                                       --   $10.204    $10.211   $10.378
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.966
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.345   $12.612    $13.880   $14.995
Accumulation Unit Value, End of Period                                                  $12.612   $13.880    $14.995   $17.346
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.226   $16.776    $20.442   $25.455
Accumulation Unit Value, End of Period                                                  $16.776   $20.442    $25.455   $31.860
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.533   $13.519    $15.657   $16.855
Accumulation Unit Value, End of Period                                                  $13.519   $15.657    $16.855   $20.003
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.893   $11.384
Accumulation Unit Value, End of Period                                                       --   $10.893    $11.384   $12.752
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.344   $10.240
Accumulation Unit Value, End of Period                                                       --   $10.344    $10.240   $10.940
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.877   $10.974
Accumulation Unit Value, End of Period                                                       --   $10.877    $10.974   $12.575
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.125   $11.373
Accumulation Unit Value, End of Period                                                       --   $11.125    $11.373   $11.991
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.108   $11.746
Accumulation Unit Value, End of Period                                                       --   $11.108    $11.746   $12.882
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.965   $13.018    $13.966   $14.148
Accumulation Unit Value, End of Period                                                  $13.018   $13.966    $14.148   $15.326
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.092   $10.092
Accumulation Unit Value, End of Period                                                       --   $10.092    $10.092   $10.348
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.093   $12.239    $12.750   $13.065
Accumulation Unit Value, End of Period                                                  $12.239   $12.750    $13.065   $13.747
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.737   $14.151    $16.438   $18.321
Accumulation Unit Value, End of Period                                                  $14.151   $16.438    $18.321   $21.011
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.157   $12.882    $13.687   $13.642
Accumulation Unit Value, End of Period                                                  $12.882   $13.687    $13.642   $14.561
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.420   $12.560    $13.395   $13.841
Accumulation Unit Value, End of Period                                                  $12.560   $13.395    $13.841   $15.521
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.602   $14.578    $16.976   $18.200
Accumulation Unit Value, End of Period                                                  $14.578   $16.976    $18.200   $20.392
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.193   $12.318    $14.375   $15.730
Accumulation Unit Value, End of Period                                                  $12.318   $14.375    $15.730   $15.786
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.412   $12.066    $12.784   $12.802
Accumulation Unit Value, End of Period                                                  $12.066   $12.784    $12.802   $13.415
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.546   $12.360    $13.177   $13.774
Accumulation Unit Value, End of Period                                                  $12.360   $13.177    $13.774   $15.190
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.177   $13.426    $14.576   $14.988
Accumulation Unit Value, End of Period                                                  $13.426   $14.576    $14.988   $16.976
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.955   $11.237    $11.761   $13.010
Accumulation Unit Value, End of Period                                                  $11.237   $11.761    $13.010   $13.068
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.363   $13.267    $14.330   $14.436
Accumulation Unit Value, End of Period                                                  $13.267   $14.330    $14.436   $15.591
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.437   $10.381    $10.593   $10.596
Accumulation Unit Value, End of Period                                                  $10.381   $10.593    $10.596   $10.822
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.418   $13.304    $15.104   $16.560
Accumulation Unit Value, End of Period                                                  $13.304   $15.104    $16.560   $20.667
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.751   $12.915    $14.215   $15.114
Accumulation Unit Value, End of Period                                                  $12.915   $14.215    $15.114   $16.826
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.884    $9.795     $9.634    $9.652
Accumulation Unit Value, End of Period                                                   $9.795    $9.634     $9.652    $9.846
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.387   $13.417    $14.461   $15.545
Accumulation Unit Value, End of Period                                                  $13.417   $14.461    $15.545   $16.490
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.747   $14.488    $16.341   $16.909
Accumulation Unit Value, End of Period                                                  $14.488   $16.341    $16.909   $19.168
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.003   $13.019    $13.683   $14.040
Accumulation Unit Value, End of Period                                                  $13.019   $13.683    $14.040   $15.271
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.406   $12.012    $12.701   $12.907
Accumulation Unit Value, End of Period                                                  $12.012   $12.701    $12.907   $14.116
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.676   $13.975    $16.605   $17.617
Accumulation Unit Value, End of Period                                                  $13.975   $16.605    $17.617   $21.868
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.458   $13.482    $15.625   $17.123
Accumulation Unit Value, End of Period                                                  $13.482   $15.625    $17.123   $17.644
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.576   $12.325    $12.649   $13.064
Accumulation Unit Value, End of Period                                                  $12.325   $12.649    $13.064   $13.460
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.077   $12.027
Accumulation Unit Value, End of Period                                                       --   $11.077    $12.027   $12.331
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.289   $11.485
Accumulation Unit Value, End of Period                                                       --   $11.289    $11.485   $13.023
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.805   $13.276    $14.804   $15.872
Accumulation Unit Value, End of Period                                                  $13.276   $14.804    $15.872   $17.987
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.825    $9.834
Accumulation Unit Value, End of Period                                                  $10.000    $9.825     $9.834   $10.010
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.054   $11.669    $12.174   $12.805
Accumulation Unit Value, End of Period                                                  $11.669   $12.174    $12.805   $12.841
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.643   $13.792    $14.835   $16.255
Accumulation Unit Value, End of Period                                                  $13.792   $14.835    $16.255   $17.600
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.915   $11.452
Accumulation Unit Value, End of Period                                                       --   $10.915    $11.452   $12.598
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.687   $12.059
Accumulation Unit Value, End of Period                                                       --   $10.687    $12.059   $12.233
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.019   $12.057
Accumulation Unit Value, End of Period                                                  $10.000   $11.019    $12.057   $14.315
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.786
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.101   $13.529    $15.724   $17.345
Accumulation Unit Value, End of Period                                                  $13.529   $15.724    $17.345   $18.954
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.246   $12.324
Accumulation Unit Value, End of Period                                                       --   $11.246    $12.324   $14.526
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.564   $14.425    $19.180   $21.881
Accumulation Unit Value, End of Period                                                  $14.425   $19.180    $21.881   $29.436
Number of Units Outstanding, End of Period                                                    0         0          0         0


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.





















Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
    Variable Sub-Account Since Contracts Were First Offered* (With Enhanced
  Beneficiary Protection (Annual Increase) Option and the Earnings Protection
Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.20% and Administrative
Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.694    $11.143   $10.780
Accumulation Unit Value, End of Period                                                  $10.694   $11.143    $10.780   $11.662
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.298    $12.605   $13.415
Accumulation Unit Value, End of Period                                                  $11.298   $12.605    $13.415   $15.217
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.204    $12.609   $12.770
Accumulation Unit Value, End of Period                                                  $11.204   $12.609    $12.770   $15.266
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.379    $12.975   $14.480
Accumulation Unit Value, End of Period                                                  $11.379   $12.975    $14.480   $15.649
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.170    $14.752   $16.115
Accumulation Unit Value, End of Period                                                  $12.170   $14.752    $16.115   $18.264
Number of Units Outstanding, End of Period                                                    0         0         57        57
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.214
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.404
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.434
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.443
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.296
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.693
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.765
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.824
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.753   $13.293    $14.353   $14.503
Accumulation Unit Value, End of Period                                                  $13.293   $14.353    $14.503   $16.530
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.179   $11.088
Accumulation Unit Value, End of Period                                                       --   $11.179    $11.088   $12.798
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.504   $10.362
Accumulation Unit Value, End of Period                                                       --   $10.504    $10.362   $11.218
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.403   $14.455    $17.460   $18.539
Accumulation Unit Value, End of Period                                                  $14.455   $17.460    $18.539   $21.170
Number of Units Outstanding, End of Period                                                    0         0         49        49
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.197   $10.193
Accumulation Unit Value, End of Period                                                       --   $10.197    $10.193   $10.350
Number of Units Outstanding, End of Period                                                   --         0        301       301
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.958
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.333   $12.593    $13.845   $14.941
Accumulation Unit Value, End of Period                                                  $12.593   $13.845    $14.941   $17.266
Number of Units Outstanding, End of Period                                                    0         0        102       102
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.212   $16.750    $20.390   $25.364
Accumulation Unit Value, End of Period                                                  $16.750   $20.390    $25.364   $31.714
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.521   $13.498    $15.617   $16.795
Accumulation Unit Value, End of Period                                                  $13.498   $15.617    $16.795   $19.911
Number of Units Outstanding, End of Period                                                    0         0         73        73
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.890   $11.369
Accumulation Unit Value, End of Period                                                       --   $10.890    $11.369   $12.723
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.342   $10.227
Accumulation Unit Value, End of Period                                                       --   $10.342    $10.227   $10.915
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.874   $10.960
Accumulation Unit Value, End of Period                                                       --   $10.874    $10.960   $12.546
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.122   $11.359
Accumulation Unit Value, End of Period                                                       --   $11.122    $11.359   $11.963
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.105   $11.731
Accumulation Unit Value, End of Period                                                       --   $11.105    $11.731   $12.852
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.953   $12.999    $13.930   $14.098
Accumulation Unit Value, End of Period                                                  $12.999   $13.930    $14.098   $15.256
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.090   $10.079
Accumulation Unit Value, End of Period                                                       --   $10.090    $10.079   $10.324
Number of Units Outstanding, End of Period                                                   --         0        915       915
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.090   $12.231    $12.728   $13.029
Accumulation Unit Value, End of Period                                                  $12.231   $12.728    $13.029   $13.696
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.725   $14.130    $16.396   $18.256
Accumulation Unit Value, End of Period                                                  $14.130   $16.396    $18.256   $20.915
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.144   $12.863    $13.652   $13.594
Accumulation Unit Value, End of Period                                                  $12.863   $13.652    $13.594   $14.494
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.408   $12.541    $13.361   $13.791
Accumulation Unit Value, End of Period                                                  $12.541   $13.361    $13.791   $15.450
Number of Units Outstanding, End of Period                                                    0         0        109       109
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.589   $14.556    $16.933   $18.136
Accumulation Unit Value, End of Period                                                  $14.556   $16.933    $18.136   $20.298
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.180   $12.299    $14.338   $15.674
Accumulation Unit Value, End of Period                                                  $12.299   $14.338    $15.674   $15.714
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.401   $12.048    $12.752   $12.756
Accumulation Unit Value, End of Period                                                  $12.048   $12.752    $12.756   $13.353
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.534   $12.341    $13.143   $13.725
Accumulation Unit Value, End of Period                                                  $12.341   $13.143    $13.725   $15.120
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.164   $13.406    $14.539   $14.935
Accumulation Unit Value, End of Period                                                  $13.406   $14.539    $14.935   $16.899
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.943   $11.220    $11.732   $12.963
Accumulation Unit Value, End of Period                                                  $11.220   $11.732    $12.963   $13.008
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.350   $13.247    $14.293   $14.385
Accumulation Unit Value, End of Period                                                  $13.247   $14.293    $14.385   $15.520
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.426   $10.366    $10.566   $10.558
Accumulation Unit Value, End of Period                                                  $10.366   $10.566    $10.558   $10.772
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.406   $13.284    $15.066   $16.501
Accumulation Unit Value, End of Period                                                  $13.284   $15.066    $16.501   $20.573
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.739   $12.896    $14.179   $15.060
Accumulation Unit Value, End of Period                                                  $12.896   $14.179    $15.060   $16.749
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.873    $9.780     $9.609    $9.618
Accumulation Unit Value, End of Period                                                   $9.780    $9.609     $9.618    $9.801
Number of Units Outstanding, End of Period                                                    0         0        319       316
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.374   $13.397    $14.424   $15.489
Accumulation Unit Value, End of Period                                                  $13.397   $14.424    $15.489   $16.414
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.733   $14.466    $16.299   $16.849
Accumulation Unit Value, End of Period                                                  $14.466   $16.299    $16.849   $19.081
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $11.990   $12.999    $13.648   $13.990
Accumulation Unit Value, End of Period                                                  $12.999   $13.648    $13.990   $15.202
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.394   $11.994    $12.668   $12.861
Accumulation Unit Value, End of Period                                                  $11.994   $12.668    $12.861   $14.051
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.662   $13.954    $16.563   $17.554
Accumulation Unit Value, End of Period                                                  $13.954   $16.563    $17.554   $21.768
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.445   $13.462    $15.585   $17.062
Accumulation Unit Value, End of Period                                                  $13.462   $15.585    $17.062   $17.563
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.564   $12.307    $12.617   $13.018
Accumulation Unit Value, End of Period                                                  $12.307   $12.617    $13.018   $13.398
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.069   $12.006
Accumulation Unit Value, End of Period                                                       --   $11.069    $12.006   $12.297
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.282   $11.465
Accumulation Unit Value, End of Period                                                       --   $11.282    $11.465   $12.988
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.792   $13.256    $14.766   $15.815
Accumulation Unit Value, End of Period                                                  $13.256   $14.766    $15.815   $17.905
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.815    $9.813
Accumulation Unit Value, End of Period                                                  $10.000    $9.815     $9.813    $9.979
Number of Units Outstanding, End of Period                                                    0         0        313       313
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.043   $11.651    $12.144   $12.760
Accumulation Unit Value, End of Period                                                  $11.651   $12.144    $12.760   $12.782
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.630   $13.771    $14.797   $16.197
Accumulation Unit Value, End of Period                                                  $13.771   $14.797    $16.197   $17.520
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.907   $11.433
Accumulation Unit Value, End of Period                                                       --   $10.907    $11.433   $12.564
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.679   $12.039
Accumulation Unit Value, End of Period                                                       --   $10.679    $12.039   $12.200
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.007   $12.032
Accumulation Unit Value, End of Period                                                  $10.000   $11.007    $12.032   $14.272
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.779
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.098   $13.520    $15.697   $17.297
Accumulation Unit Value, End of Period                                                  $13.520   $15.697    $17.297   $18.883
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.238   $12.303
Accumulation Unit Value, End of Period                                                       --   $11.238    $12.303   $14.487
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.551   $14.404    $19.131   $21.804
Accumulation Unit Value, End of Period                                                  $14.404   $19.131    $21.804   $29.302
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.



















Allstate Advisor Preferred Contracts with 3-Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.25% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.691    $11.135   $10.766
Accumulation Unit Value, End of Period                                                  $10.691   $11.135    $10.766   $11.642
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.295    $12.596   $13.399
Accumulation Unit Value, End of Period                                                  $11.295   $12.596    $13.399   $15.190
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.202    $12.600   $12.754
Accumulation Unit Value, End of Period                                                  $11.202   $12.600    $12.754   $15.239
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.376    $12.965   $14.461
Accumulation Unit Value, End of Period                                                  $11.376   $12.965    $14.461   $15.622
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.167    $14.741   $16.094
Accumulation Unit Value, End of Period                                                  $12.167   $14.741    $16.094   $18.231
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.210
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.401
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.430
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.439
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.292
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.690
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.761
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.821
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.761   $13.300    $14.353   $14.495
Accumulation Unit Value, End of Period                                                  $13.300   $14.353    $14.495   $16.513
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.175   $11.078
Accumulation Unit Value, End of Period                                                       --   $11.175    $11.078   $12.780
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.503   $10.356
Accumulation Unit Value, End of Period                                                       --   $10.503    $10.356   $11.205
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.412   $14.462    $17.460   $18.529
Accumulation Unit Value, End of Period                                                  $14.462   $17.460    $18.529   $21.148
Number of Units Outstanding, End of Period                                                    0       482        482       482
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.193   $10.184
Accumulation Unit Value, End of Period                                                       --   $10.193    $10.184   $10.336
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.955
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.341   $12.599    $13.845   $14.933
Accumulation Unit Value, End of Period                                                  $12.599   $13.845    $14.933   $17.248
Number of Units Outstanding, End of Period                                                    0     1,131      1,131     1,131
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.222   $16.758    $20.390   $25.351
Accumulation Unit Value, End of Period                                                  $16.758   $20.390    $25.351   $31.681
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.529   $13.505    $15.617   $16.786
Accumulation Unit Value, End of Period                                                  $13.505   $15.617    $16.786   $19.890
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.888   $11.362
Accumulation Unit Value, End of Period                                                       --   $10.888    $11.362   $12.709
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.340   $10.221
Accumulation Unit Value, End of Period                                                       --   $10.340    $10.221   $10.902
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.873   $10.953
Accumulation Unit Value, End of Period                                                       --   $10.873    $10.953   $12.532
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.120   $11.351
Accumulation Unit Value, End of Period                                                       --   $11.120    $11.351   $11.949
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.103   $11.724
Accumulation Unit Value, End of Period                                                       --   $11.103    $11.724   $12.838
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.962   $13.005    $13.930   $14.090
Accumulation Unit Value, End of Period                                                  $13.005   $13.930    $14.090   $15.240
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.088   $10.073
Accumulation Unit Value, End of Period                                                       --   $10.088    $10.073   $10.312
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.089   $12.227    $12.718   $13.011
Accumulation Unit Value, End of Period                                                  $12.227   $12.718    $13.011   $13.670
Number of Units Outstanding, End of Period                                                    0     1,179      1,179     1,179
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.733   $14.137    $16.396   $18.246
Accumulation Unit Value, End of Period                                                  $14.137   $16.396    $18.246   $20.893
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.153   $12.869    $13.652   $13.586
Accumulation Unit Value, End of Period                                                  $12.869   $13.652    $13.586   $14.479
Number of Units Outstanding, End of Period                                                    0       571        571       571
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.416   $12.547    $13.361   $13.784
Accumulation Unit Value, End of Period                                                  $12.547   $13.361    $13.784   $15.434
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.598   $14.563    $16.933   $18.126
Accumulation Unit Value, End of Period                                                  $14.563   $16.933    $18.126   $20.277
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.189   $12.305    $14.338   $15.666
Accumulation Unit Value, End of Period                                                  $12.305   $14.338    $15.666   $15.697
Number of Units Outstanding, End of Period                                                    0       558        558       558
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.409   $12.054    $12.751   $12.750
Accumulation Unit Value, End of Period                                                  $12.054   $12.751    $12.750   $13.339
Number of Units Outstanding, End of Period                                                    0     1,831      1,831     1,831
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.543   $12.347    $13.143   $13.718
Accumulation Unit Value, End of Period                                                  $12.347   $13.143    $13.718   $15.105
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.173   $13.412    $14.539   $14.927
Accumulation Unit Value, End of Period                                                  $13.412   $14.539    $14.927   $16.881
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.951   $11.225    $11.731   $12.956
Accumulation Unit Value, End of Period                                                  $11.225   $11.731    $12.956   $12.994
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.359   $13.253    $14.293   $14.377
Accumulation Unit Value, End of Period                                                  $13.253   $14.293    $14.377   $15.503
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.433   $10.371    $10.566   $10.552
Accumulation Unit Value, End of Period                                                  $10.371   $10.566    $10.552   $10.761
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.414   $13.290    $15.066   $16.492
Accumulation Unit Value, End of Period                                                  $13.290   $15.066    $16.492   $20.551
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.748   $12.902    $14.179   $15.052
Accumulation Unit Value, End of Period                                                  $12.902   $14.179    $15.052   $16.732
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.881    $9.785     $9.609    $9.613
Accumulation Unit Value, End of Period                                                   $9.785    $9.609     $9.613    $9.791
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.383   $13.403    $14.424   $15.481
Accumulation Unit Value, End of Period                                                  $13.403   $14.424    $15.481   $16.397
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.743   $14.473    $16.299   $16.840
Accumulation Unit Value, End of Period                                                  $14.473   $16.299    $16.840   $19.061
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $11.999   $13.005    $13.647   $13.983
Accumulation Unit Value, End of Period                                                  $13.005   $13.647    $13.983   $15.186
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.402   $12.000    $12.668   $12.854
Accumulation Unit Value, End of Period                                                  $12.000   $12.668    $12.854   $14.037
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.672   $13.961    $16.562   $17.545
Accumulation Unit Value, End of Period                                                  $13.961   $16.562    $17.545   $21.746
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.454   $13.468    $15.585   $17.053
Accumulation Unit Value, End of Period                                                  $13.468   $15.585    $17.053   $17.545
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.572   $12.313    $12.617   $13.011
Accumulation Unit Value, End of Period                                                  $12.313   $12.617    $13.011   $13.384
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.066   $11.996
Accumulation Unit Value, End of Period                                                       --   $11.066    $11.996   $12.280
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.278   $11.456
Accumulation Unit Value, End of Period                                                       --   $11.278    $11.456   $12.970
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.801   $13.263    $14.766   $15.807
Accumulation Unit Value, End of Period                                                  $13.263   $14.766    $15.807   $17.886
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.810    $9.803
Accumulation Unit Value, End of Period                                                  $10.000    $9.810     $9.803    $9.964
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.051   $11.657    $12.143   $12.753
Accumulation Unit Value, End of Period                                                  $11.657   $12.143    $12.753   $12.769
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.639   $13.778    $14.797   $16.189
Accumulation Unit Value, End of Period                                                  $13.778   $14.797    $16.189   $17.501
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.903   $11.423
Accumulation Unit Value, End of Period                                                       --   $10.903    $11.423   $12.547
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.676   $12.028
Accumulation Unit Value, End of Period                                                       --   $10.676    $12.028   $12.183
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.002   $12.020
Accumulation Unit Value, End of Period                                                  $10.000   $11.002    $12.020   $14.250
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.776
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.097   $13.515    $15.684   $17.274
Accumulation Unit Value, End of Period                                                  $13.515   $15.684    $17.274   $18.848
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.234   $12.293
Accumulation Unit Value, End of Period                                                       --   $11.234    $12.293   $14.467
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.560   $14.411    $19.131   $21.792
Accumulation Unit Value, End of Period                                                  $14.411   $19.131    $21.792   $29.271
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate Advisor Preferred Contracts with No Withdrawal Charge Option

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.714    $11.210   $10.889
Accumulation Unit Value, End of Period                                                  $10.714   $11.210    $10.889   $11.828
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.319    $12.681   $13.551
Accumulation Unit Value, End of Period                                                  $11.319   $12.681    $13.551   $15.433
Number of Units Outstanding, End of Period                                                    0     1,685      1,463     1,266
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.225    $12.685   $12.899
Accumulation Unit Value, End of Period                                                  $11.225   $12.685    $12.899   $15.483
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.400    $13.053   $14.626
Accumulation Unit Value, End of Period                                                  $11.400   $13.053    $14.626   $15.872
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.193    $14.841   $16.277
Accumulation Unit Value, End of Period                                                  $12.193   $14.841    $16.277   $18.524
Number of Units Outstanding, End of Period                                                    0         0        606       606
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.242
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.433
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.463
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.472
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.324
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.720
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.794
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.852
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.792   $13.363    $14.487   $14.699
Accumulation Unit Value, End of Period                                                  $13.363   $14.487    $14.699   $16.821
Number of Units Outstanding, End of Period                                                    0     2,393      3,641     3,268
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.210   $11.164
Accumulation Unit Value, End of Period                                                       --   $11.210    $11.164   $12.938
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.515   $10.415
Accumulation Unit Value, End of Period                                                       --   $10.515    $10.415   $11.321
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.445   $14.531    $17.624   $18.789
Accumulation Unit Value, End of Period                                                  $14.531   $17.624    $18.789   $21.543
Number of Units Outstanding, End of Period                                                    0       454        380       312
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.225   $10.263
Accumulation Unit Value, End of Period                                                       --   $10.225    $10.263   $10.463
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.989
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.371   $12.659    $13.975   $15.143
Accumulation Unit Value, End of Period                                                  $12.659   $13.975    $15.143   $17.571
Number of Units Outstanding, End of Period                                                    0     1,529      1,309     1,112
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.256   $16.838    $20.581   $25.706
Accumulation Unit Value, End of Period                                                  $16.838   $20.581    $25.706   $32.273
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.559   $13.569    $15.763   $17.022
Accumulation Unit Value, End of Period                                                  $13.569   $15.763    $17.022   $20.262
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.901   $11.427
Accumulation Unit Value, End of Period                                                       --   $10.901    $11.427   $12.840
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.352   $10.279
Accumulation Unit Value, End of Period                                                       --   $10.352    $10.279   $11.015
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.885   $11.015
Accumulation Unit Value, End of Period                                                       --   $10.885    $11.015   $12.662
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.133   $11.417
Accumulation Unit Value, End of Period                                                       --   $11.133    $11.417   $12.073
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.116   $11.791
Accumulation Unit Value, End of Period                                                       --   $11.116    $11.791   $12.971
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.993   $13.067    $14.061   $14.288
Accumulation Unit Value, End of Period                                                  $13.067   $14.061    $14.288   $15.525
Number of Units Outstanding, End of Period                                                    0         0        879       879
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.100   $10.130
Accumulation Unit Value, End of Period                                                       --   $10.100    $10.130   $10.419
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.100   $12.264    $12.815   $13.172
Accumulation Unit Value, End of Period                                                  $12.264   $12.815    $13.172   $13.902
Number of Units Outstanding, End of Period                                                    0     2,094      3,492     3,196
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.764   $14.204    $16.550   $18.502
Accumulation Unit Value, End of Period                                                  $14.204   $16.550    $18.502   $21.284
Number of Units Outstanding, End of Period                                                    0       910      1,988     1,845
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.185   $12.930    $13.780   $13.777
Accumulation Unit Value, End of Period                                                  $12.930   $13.780    $13.777   $14.750
Number of Units Outstanding, End of Period                                                    0     1,941      1,998     1,743
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.446   $12.607    $13.486   $13.977
Accumulation Unit Value, End of Period                                                  $12.607   $13.486    $13.977   $15.722
Number of Units Outstanding, End of Period                                                    0     1,188      2,420     2,253
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.631   $14.632    $17.092   $18.380
Accumulation Unit Value, End of Period                                                  $14.632   $17.092    $18.380   $20.656
Number of Units Outstanding, End of Period                                                    0         0        606       606
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.221   $12.364    $14.473   $15.886
Accumulation Unit Value, End of Period                                                  $12.364   $14.473    $15.886   $15.991
Number of Units Outstanding, End of Period                                                    0         0      1,310     1,310
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.439   $12.111    $12.871   $12.929
Accumulation Unit Value, End of Period                                                  $12.111   $12.871    $12.929   $13.589
Number of Units Outstanding, End of Period                                                    0     1,660      1,533     1,438
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.573   $12.406    $13.267   $13.910
Accumulation Unit Value, End of Period                                                  $12.406   $13.267    $13.910   $15.387
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.205   $13.476    $14.675   $15.136
Accumulation Unit Value, End of Period                                                  $13.476   $14.675    $15.136   $17.196
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.980   $11.278    $11.842   $13.138
Accumulation Unit Value, End of Period                                                  $11.278   $11.842    $13.138   $13.237
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.392   $13.316    $14.427   $14.579
Accumulation Unit Value, End of Period                                                  $13.316   $14.427    $14.579   $15.793
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.461   $10.420    $10.665   $10.700
Accumulation Unit Value, End of Period                                                  $10.420   $10.665    $10.700   $10.962
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.444   $13.353    $15.207   $16.724
Accumulation Unit Value, End of Period                                                  $13.353   $15.207    $16.724   $20.935
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.778   $12.964    $14.312   $15.263
Accumulation Unit Value, End of Period                                                  $12.964   $14.312    $15.263   $17.045
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.906    $9.832     $9.699    $9.748
Accumulation Unit Value, End of Period                                                   $9.832    $9.699     $9.748    $9.974
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.415   $13.467    $14.560   $15.698
Accumulation Unit Value, End of Period                                                  $13.467   $14.560    $15.698   $16.704
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.776   $14.542    $16.452   $17.076
Accumulation Unit Value, End of Period                                                  $14.542   $16.452    $17.076   $19.417
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.031   $13.067    $13.776   $14.179
Accumulation Unit Value, End of Period                                                  $13.067   $13.776    $14.179   $15.470
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.432   $12.057    $12.787   $13.035
Accumulation Unit Value, End of Period                                                  $12.057   $12.787    $13.035   $14.299
Number of Units Outstanding, End of Period                                                    0     1,027      1,025     1,022
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.705   $14.027    $16.718   $17.791
Accumulation Unit Value, End of Period                                                  $14.027   $16.718    $17.791   $22.152
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.487   $13.532    $15.731   $17.292
Accumulation Unit Value, End of Period                                                  $13.532   $15.731    $17.292   $17.873
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.602   $12.371    $12.735   $13.193
Accumulation Unit Value, End of Period                                                  $12.371   $12.735    $13.193   $13.634
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.100   $12.088
Accumulation Unit Value, End of Period                                                       --   $11.100    $12.088   $12.432
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.312   $11.544
Accumulation Unit Value, End of Period                                                       --   $11.312    $11.544   $13.130
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.832   $13.326    $14.905   $16.029
Accumulation Unit Value, End of Period                                                  $13.326   $14.905    $16.029   $18.220
Number of Units Outstanding, End of Period                                                    0     1,075        891       738
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.855    $9.894
Accumulation Unit Value, End of Period                                                  $10.000    $9.855     $9.894   $10.102
Number of Units Outstanding, End of Period                                                    0     2,710      2,564     2,537
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.080   $11.712    $12.257   $12.932
Accumulation Unit Value, End of Period                                                  $11.712   $12.257    $12.932   $13.008
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.672   $13.844    $14.936   $16.416
Accumulation Unit Value, End of Period                                                  $13.844   $14.936    $16.416   $17.828
Number of Units Outstanding, End of Period                                                    0       358        338       342
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.937   $11.511
Accumulation Unit Value, End of Period                                                       --   $10.937    $11.511   $12.702
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.709   $12.121
Accumulation Unit Value, End of Period                                                       --   $10.709    $12.121   $12.333
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.052   $12.131
Accumulation Unit Value, End of Period                                                  $10.000   $11.052    $12.131   $14.447
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.806
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.108   $13.556    $15.804   $17.487
Accumulation Unit Value, End of Period                                                  $13.556   $15.804    $17.487   $19.168
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.269   $12.387
Accumulation Unit Value, End of Period                                                       --   $11.269    $12.387   $14.645
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.593   $14.479    $19.310   $22.098
Accumulation Unit Value, End of Period                                                  $14.479   $19.310    $22.098   $29.818
Number of Units Outstanding, End of Period                                                    0       691        574       430



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.





















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.85% and Administrative
Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.711    $11.202   $10.875
Accumulation Unit Value, End of Period                                                  $10.711   $11.202    $10.875   $11.807
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.317    $12.671   $13.534
Accumulation Unit Value, End of Period                                                  $11.317   $12.671    $13.534   $15.406
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.223    $12.675   $12.883
Accumulation Unit Value, End of Period                                                  $11.223   $12.675    $12.883   $15.456
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.398    $13.043   $14.607
Accumulation Unit Value, End of Period                                                  $11.398   $13.043    $14.607   $15.844
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.190    $14.830   $16.257
Accumulation Unit Value, End of Period                                                  $12.190   $14.830    $16.257   $18.491
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.238
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.429
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.459
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.468
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.320
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.716
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.791
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.848
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.784   $13.351    $14.467   $14.671
Accumulation Unit Value, End of Period                                                  $13.351   $14.467    $14.671   $16.781
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.206   $11.154
Accumulation Unit Value, End of Period                                                       --   $11.206    $11.154   $12.920
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.513   $10.409
Accumulation Unit Value, End of Period                                                       --   $10.513    $10.409   $11.308
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.437   $14.518    $17.599   $18.753
Accumulation Unit Value, End of Period                                                  $14.518   $17.599    $18.753   $21.491
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.221   $10.254
Accumulation Unit Value, End of Period                                                       --   $10.221    $10.254   $10.449
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.985
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.363   $12.648    $13.955   $15.114
Accumulation Unit Value, End of Period                                                  $12.648   $13.955    $15.114   $17.528
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.248   $16.823    $20.552   $25.657
Accumulation Unit Value, End of Period                                                  $16.823   $20.552    $25.657   $32.195
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.552   $13.557    $15.741   $16.989
Accumulation Unit Value, End of Period                                                  $13.557   $15.741    $16.989   $20.213
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.899   $11.420
Accumulation Unit Value, End of Period                                                       --   $10.899    $11.420   $12.826
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.351   $10.273
Accumulation Unit Value, End of Period                                                       --   $10.351    $10.273   $11.003
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.884   $11.008
Accumulation Unit Value, End of Period                                                       --   $10.884    $11.008   $12.647
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.132   $11.409
Accumulation Unit Value, End of Period                                                       --   $11.132    $11.409   $12.060
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.115   $11.784
Accumulation Unit Value, End of Period                                                       --   $11.115    $11.784   $12.956
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.985   $13.055    $14.041   $14.261
Accumulation Unit Value, End of Period                                                  $13.055   $14.041    $14.261   $15.487
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.099   $10.124
Accumulation Unit Value, End of Period                                                       --   $10.099    $10.124   $10.407
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.098   $12.260    $12.805   $13.154
Accumulation Unit Value, End of Period                                                  $12.260   $12.805    $13.154   $13.876
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.756   $14.191    $16.526   $18.467
Accumulation Unit Value, End of Period                                                  $14.191   $16.526    $18.467   $21.232
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.177   $12.919    $13.760   $13.751
Accumulation Unit Value, End of Period                                                  $12.919   $13.760    $13.751   $14.714
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.439   $12.596    $13.467   $13.951
Accumulation Unit Value, End of Period                                                  $12.596   $13.467    $13.951   $15.684
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.623   $14.619    $17.068   $18.345
Accumulation Unit Value, End of Period                                                  $14.619   $17.068    $18.345   $20.606
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.213   $12.353    $14.452   $15.855
Accumulation Unit Value, End of Period                                                  $12.353   $14.452    $15.855   $15.952
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.431   $12.100    $12.853   $12.904
Accumulation Unit Value, End of Period                                                  $12.100   $12.853    $12.904   $13.556
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.565   $12.395    $13.248   $13.883
Accumulation Unit Value, End of Period                                                  $12.395   $13.248    $13.883   $15.350
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.197   $13.464    $14.655   $15.107
Accumulation Unit Value, End of Period                                                  $13.464   $14.655    $15.107   $17.155
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.973   $11.268    $11.825   $13.113
Accumulation Unit Value, End of Period                                                  $11.268   $11.825    $13.113   $13.205
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.384   $13.304    $14.407   $14.551
Accumulation Unit Value, End of Period                                                  $13.304   $14.407    $14.551   $15.755
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.454   $10.411    $10.650   $10.680
Accumulation Unit Value, End of Period                                                  $10.411   $10.650    $10.680   $10.936
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.436   $13.341    $15.186   $16.692
Accumulation Unit Value, End of Period                                                  $13.341   $15.186    $16.692   $20.885
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.770   $12.952    $14.292   $15.234
Accumulation Unit Value, End of Period                                                  $12.952   $14.292    $15.234   $17.003
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.900    $9.823     $9.686    $9.729
Accumulation Unit Value, End of Period                                                   $9.823    $9.686     $9.729    $9.950
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.407   $13.455    $14.539   $15.668
Accumulation Unit Value, End of Period                                                  $13.455   $14.539    $15.668   $16.663
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.767   $14.529    $16.429   $17.043
Accumulation Unit Value, End of Period                                                  $14.529   $16.429    $17.043   $19.370
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.023   $13.055    $13.756   $14.152
Accumulation Unit Value, End of Period                                                  $13.055   $13.756    $14.152   $15.432
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.425   $12.046    $12.769   $13.010
Accumulation Unit Value, End of Period                                                  $12.046   $12.769    $13.010   $14.264
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.696   $14.015    $16.694   $17.757
Accumulation Unit Value, End of Period                                                  $14.015   $16.694    $17.757   $22.099
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.478   $13.520    $15.709   $17.259
Accumulation Unit Value, End of Period                                                  $13.520   $15.709    $17.259   $17.830
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.595   $12.360    $12.717   $13.168
Accumulation Unit Value, End of Period                                                  $12.360   $12.717    $13.168   $13.601
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.096   $12.078
Accumulation Unit Value, End of Period                                                       --   $11.096    $12.078   $12.415
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.309   $11.534
Accumulation Unit Value, End of Period                                                       --   $11.309    $11.534   $13.112
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.824   $13.314    $14.884   $15.998
Accumulation Unit Value, End of Period                                                  $13.314   $14.884    $15.998   $18.176
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.850    $9.884
Accumulation Unit Value, End of Period                                                  $10.000    $9.850     $9.884   $10.086
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.073   $11.702    $12.240   $12.907
Accumulation Unit Value, End of Period                                                  $11.702   $12.240    $12.907   $12.976
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.664   $13.831    $14.915   $16.385
Accumulation Unit Value, End of Period                                                  $13.831   $14.915    $16.385   $17.785
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.933   $11.501
Accumulation Unit Value, End of Period                                                       --   $10.933    $11.501   $12.684
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.705   $12.111
Accumulation Unit Value, End of Period                                                       --   $10.705    $12.111   $12.316
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.047   $12.118
Accumulation Unit Value, End of Period                                                  $10.000   $11.047    $12.118   $14.425
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.803
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.107   $13.552    $15.791   $17.463
Accumulation Unit Value, End of Period                                                  $13.552   $15.791    $17.463   $19.132
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.265   $12.377
Accumulation Unit Value, End of Period                                                       --   $11.265    $12.377   $14.626
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.585   $14.466    $19.283   $22.055
Accumulation Unit Value, End of Period                                                  $14.466   $19.283    $22.055   $29.746
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.



(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.






















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.90% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.709    $11.193   $10.861
Accumulation Unit Value, End of Period                                                  $10.709   $11.193    $10.861   $11.787
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.314    $12.662   $13.517
Accumulation Unit Value, End of Period                                                  $11.314   $12.662    $13.517   $15.379
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.220    $12.666   $12.867
Accumulation Unit Value, End of Period                                                  $11.220   $12.666    $12.867   $15.429
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.395    $13.033   $14.589
Accumulation Unit Value, End of Period                                                  $11.395   $13.033    $14.589   $15.816
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.187    $14.818   $16.237
Accumulation Unit Value, End of Period                                                  $12.187   $14.818    $16.237   $18.458
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.235
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.426
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.455
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.464
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.317
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.713
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.787
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.845
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.780   $13.343    $14.451   $14.647
Accumulation Unit Value, End of Period                                                  $13.343   $14.451    $14.647   $16.745
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.202   $11.145
Accumulation Unit Value, End of Period                                                       --   $11.202    $11.145   $12.903
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.512   $10.402
Accumulation Unit Value, End of Period                                                       --   $10.512    $10.402   $11.295
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.432   $14.509    $17.579   $18.722
Accumulation Unit Value, End of Period                                                  $14.509   $17.579    $18.722   $21.445
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.218   $10.245
Accumulation Unit Value, End of Period                                                       --   $10.218    $10.245   $10.435
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.981
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.359   $12.640    $13.939   $15.089
Accumulation Unit Value, End of Period                                                  $12.640   $13.939    $15.089   $17.490
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.243   $16.813    $20.529   $25.615
Accumulation Unit Value, End of Period                                                  $16.813   $20.529    $25.615   $32.126
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.547   $13.549    $15.724   $16.961
Accumulation Unit Value, End of Period                                                  $13.549   $15.724    $16.961   $20.170
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.898   $11.413
Accumulation Unit Value, End of Period                                                       --   $10.898    $11.413   $12.811
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.349   $10.266
Accumulation Unit Value, End of Period                                                       --   $10.349    $10.266   $10.990
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.882   $11.001
Accumulation Unit Value, End of Period                                                       --   $10.882    $11.001   $12.633
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.130   $11.402
Accumulation Unit Value, End of Period                                                       --   $11.130    $11.402   $12.046
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.113   $11.776
Accumulation Unit Value, End of Period                                                       --   $11.113    $11.776   $12.941
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.980   $13.047    $14.025   $14.237
Accumulation Unit Value, End of Period                                                  $13.047   $14.025    $14.237   $15.454
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.097   $10.118
Accumulation Unit Value, End of Period                                                       --   $10.097    $10.118   $10.395
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.097   $12.256    $12.794   $13.136
Accumulation Unit Value, End of Period                                                  $12.256   $12.794    $13.136   $13.850
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.752   $14.183    $16.508   $18.437
Accumulation Unit Value, End of Period                                                  $14.183   $16.508    $18.437   $21.187
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.172   $12.911    $13.745   $13.728
Accumulation Unit Value, End of Period                                                  $12.911   $13.745    $13.728   $14.682
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.434   $12.588    $13.452   $13.928
Accumulation Unit Value, End of Period                                                  $12.588   $13.452    $13.928   $15.650
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.618   $14.610    $17.048   $18.315
Accumulation Unit Value, End of Period                                                  $14.610   $17.048    $18.315   $20.562
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.208   $12.345    $14.436   $15.829
Accumulation Unit Value, End of Period                                                  $12.345   $14.436    $15.829   $15.918
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.427   $12.093    $12.839   $12.883
Accumulation Unit Value, End of Period                                                  $12.093   $12.839    $12.883   $13.527
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.561   $12.387    $13.233   $13.861
Accumulation Unit Value, End of Period                                                  $12.387   $13.233    $13.861   $15.317
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.192   $13.456    $14.638   $15.083
Accumulation Unit Value, End of Period                                                  $13.456   $14.638    $15.083   $17.118
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.968   $11.261    $11.812   $13.092
Accumulation Unit Value, End of Period                                                  $11.261   $11.812    $13.092   $13.177
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.379   $13.296    $14.391   $14.527
Accumulation Unit Value, End of Period                                                  $13.296   $14.391    $14.527   $15.721
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.450   $10.404    $10.638   $10.662
Accumulation Unit Value, End of Period                                                  $10.404   $10.638    $10.662   $10.912
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.432   $13.333    $15.169   $16.664
Accumulation Unit Value, End of Period                                                  $13.333   $15.169    $16.664   $20.840
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.766   $12.944    $14.276   $15.209
Accumulation Unit Value, End of Period                                                  $12.944   $14.276    $15.209   $16.967
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.896    $9.817     $9.675    $9.713
Accumulation Unit Value, End of Period                                                   $9.817    $9.675     $9.713    $9.929
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.402   $13.447    $14.523   $15.643
Accumulation Unit Value, End of Period                                                  $13.447   $14.523    $15.643   $16.627
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.763   $14.520    $16.410   $17.015
Accumulation Unit Value, End of Period                                                  $14.520   $16.410    $17.015   $19.329
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.018   $13.047    $13.741   $14.129
Accumulation Unit Value, End of Period                                                  $13.047   $13.741    $14.129   $15.399
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.420   $12.039    $12.755   $12.988
Accumulation Unit Value, End of Period                                                  $12.039   $12.755    $12.988   $14.234
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.691   $14.006    $16.675   $17.728
Accumulation Unit Value, End of Period                                                  $14.006   $16.675    $17.728   $22.051
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.474   $13.512    $15.691   $17.231
Accumulation Unit Value, End of Period                                                  $13.512   $15.691    $17.231   $17.792
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.590   $12.353    $12.703   $13.146
Accumulation Unit Value, End of Period                                                  $12.353   $12.703    $13.146   $13.572
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.092   $12.068
Accumulation Unit Value, End of Period                                                       --   $11.092    $12.068   $12.398
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.305   $11.524
Accumulation Unit Value, End of Period                                                       --   $11.305    $11.524   $13.094
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.819   $13.306    $14.867   $15.972
Accumulation Unit Value, End of Period                                                  $13.306   $14.867    $15.972   $18.137
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.845    $9.874
Accumulation Unit Value, End of Period                                                  $10.000    $9.845     $9.874   $10.071
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.068   $11.695    $12.226   $12.886
Accumulation Unit Value, End of Period                                                  $11.695   $12.226    $12.886   $12.948
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.659   $13.823    $14.898   $16.358
Accumulation Unit Value, End of Period                                                  $13.823   $14.898    $16.358   $17.747
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.929   $11.492
Accumulation Unit Value, End of Period                                                       --   $10.929    $11.492   $12.667
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.701   $12.100
Accumulation Unit Value, End of Period                                                       --   $10.701    $12.100   $12.300
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.041   $12.106
Accumulation Unit Value, End of Period                                                  $10.000   $11.041    $12.106   $14.403
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.799
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.106   $13.547    $15.778   $17.439
Accumulation Unit Value, End of Period                                                  $13.547   $15.778    $17.439   $19.097
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.261   $12.366
Accumulation Unit Value, End of Period                                                       --   $11.261    $12.366   $14.606
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.580   $14.457    $19.261   $22.019
Accumulation Unit Value, End of Period                                                  $14.457   $19.261    $22.019   $29.682
Number of Units Outstanding, End of Period                                                    0         0          0         0




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.





















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative
Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.704    $11.176   $10.834
Accumulation Unit Value, End of Period                                                  $10.704   $11.176    $10.834   $11.745
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.308    $12.643   $13.483
Accumulation Unit Value, End of Period                                                  $11.308   $12.643    $13.483   $15.325
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.215    $12.647   $12.835
Accumulation Unit Value, End of Period                                                  $11.215   $12.647    $12.835   $15.374
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.390    $13.014   $14.553
Accumulation Unit Value, End of Period                                                  $11.390   $13.014    $14.553   $15.760
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.181    $14.796   $16.196
Accumulation Unit Value, End of Period                                                  $12.181   $14.796    $16.196   $18.393
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.228
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.419
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.448
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.457
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.310
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.706
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.779
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.838
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.771   $13.326    $14.418   $14.599
Accumulation Unit Value, End of Period                                                  $13.326   $14.418    $14.599   $16.673
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.194   $11.126
Accumulation Unit Value, End of Period                                                       --   $11.194    $11.126   $12.868
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.509   $10.389
Accumulation Unit Value, End of Period                                                       --   $10.509    $10.389   $11.269
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.422   $14.491    $17.540   $18.661
Accumulation Unit Value, End of Period                                                  $14.491   $17.540    $18.661   $21.353
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.211   $10.228
Accumulation Unit Value, End of Period                                                       --   $10.211    $10.228   $10.406
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.974
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.350   $12.624    $13.908   $15.040
Accumulation Unit Value, End of Period                                                  $12.624   $13.908    $15.040   $17.415
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.233   $16.792    $20.483   $25.531
Accumulation Unit Value, End of Period                                                  $16.792   $20.483    $25.531   $31.989
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.538   $13.532    $15.688   $16.906
Accumulation Unit Value, End of Period                                                  $13.532   $15.688    $16.906   $20.083
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.895   $11.398
Accumulation Unit Value, End of Period                                                       --   $10.895    $11.398   $12.782
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.347   $10.253
Accumulation Unit Value, End of Period                                                       --   $10.347    $10.253   $10.965
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.880   $10.988
Accumulation Unit Value, End of Period                                                       --   $10.880    $10.988   $12.604
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.127   $11.388
Accumulation Unit Value, End of Period                                                       --   $11.127    $11.388   $12.018
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.110   $11.761
Accumulation Unit Value, End of Period                                                       --   $11.110    $11.761   $12.912
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.971   $13.031    $13.994   $14.191
Accumulation Unit Value, End of Period                                                  $13.031   $13.994    $14.191   $15.388
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.095   $10.105
Accumulation Unit Value, End of Period                                                       --   $10.095    $10.105   $10.371
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.095   $12.248    $12.772   $13.100
Accumulation Unit Value, End of Period                                                  $12.248   $12.772    $13.100   $13.799
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.743   $14.165    $16.471   $18.376
Accumulation Unit Value, End of Period                                                  $14.165   $16.471    $18.376   $21.096
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.163   $12.895    $13.714   $13.683
Accumulation Unit Value, End of Period                                                  $12.895   $13.714    $13.683   $14.619
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.426   $12.572    $13.422   $13.882
Accumulation Unit Value, End of Period                                                  $12.572   $13.422    $13.882   $15.583
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.608   $14.592    $17.010   $18.255
Accumulation Unit Value, End of Period                                                  $14.592   $17.010    $18.255   $20.474
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.199   $12.330    $14.403   $15.778
Accumulation Unit Value, End of Period                                                  $12.330   $14.403    $15.778   $15.850
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.418   $12.078    $12.810   $12.841
Accumulation Unit Value, End of Period                                                  $12.078   $12.810    $12.841   $13.469
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.552   $12.372    $13.203   $13.815
Accumulation Unit Value, End of Period                                                  $12.372   $13.203    $13.815   $15.251
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.183   $13.439    $14.605   $15.033
Accumulation Unit Value, End of Period                                                  $13.439   $14.605    $15.033   $17.045
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.960   $11.247    $11.785   $13.049
Accumulation Unit Value, End of Period                                                  $11.247   $11.785    $13.049   $13.120
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.369   $13.280    $14.358   $14.479
Accumulation Unit Value, End of Period                                                  $13.280   $14.358    $14.479   $15.654
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.442   $10.391    $10.614   $10.628
Accumulation Unit Value, End of Period                                                  $10.391   $10.614    $10.628   $10.865
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.423   $13.317    $15.134   $16.610
Accumulation Unit Value, End of Period                                                  $13.317   $15.134    $16.610   $20.751
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.757   $12.928    $14.243   $15.159
Accumulation Unit Value, End of Period                                                  $12.928   $14.243    $15.159   $16.894
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.888    $9.805     $9.653    $9.681
Accumulation Unit Value, End of Period                                                   $9.805    $9.653     $9.681    $9.886
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.393   $13.430    $14.490   $15.591
Accumulation Unit Value, End of Period                                                  $13.430   $14.490    $15.591   $16.556
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.753   $14.502    $16.373   $16.959
Accumulation Unit Value, End of Period                                                  $14.502   $16.373    $16.959   $19.246
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.009   $13.031    $13.710   $14.082
Accumulation Unit Value, End of Period                                                  $13.031   $13.710    $14.082   $15.333
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.411   $12.024    $12.726   $12.946
Accumulation Unit Value, End of Period                                                  $12.024   $12.726    $12.946   $14.173
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.682   $13.989    $16.638   $17.670
Accumulation Unit Value, End of Period                                                  $13.989   $16.638    $17.670   $21.957
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.464   $13.495    $15.656   $17.175
Accumulation Unit Value, End of Period                                                  $13.495   $15.656    $17.175   $17.715
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.581   $12.337    $12.674   $13.103
Accumulation Unit Value, End of Period                                                  $12.337   $12.674    $13.103   $13.514
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.084   $12.047
Accumulation Unit Value, End of Period                                                       --   $11.084    $12.047   $12.364
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.297   $11.505
Accumulation Unit Value, End of Period                                                       --   $11.297    $11.505   $13.059
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.810   $13.289    $14.833   $15.920
Accumulation Unit Value, End of Period                                                  $13.289   $14.833    $15.920   $18.060
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.835    $9.854
Accumulation Unit Value, End of Period                                                  $10.000    $9.835     $9.854   $10.040
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.060   $11.680    $12.199   $12.844
Accumulation Unit Value, End of Period                                                  $11.680   $12.199    $12.844   $12.893
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.650   $13.806    $14.864   $16.304
Accumulation Unit Value, End of Period                                                  $13.806   $14.864    $16.304   $17.671
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.922   $11.472
Accumulation Unit Value, End of Period                                                       --   $10.922    $11.472   $12.633
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.694   $12.080
Accumulation Unit Value, End of Period                                                       --   $10.694    $12.080   $12.266
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.030   $12.081
Accumulation Unit Value, End of Period                                                  $10.000   $11.030    $12.081   $14.359
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.793
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.103   $13.538    $15.751   $17.392
Accumulation Unit Value, End of Period                                                  $13.538   $15.751    $17.392   $19.025
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.254   $12.345
Accumulation Unit Value, End of Period                                                       --   $11.254    $12.345   $14.566
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.570   $14.439    $19.218   $21.947
Accumulation Unit Value, End of Period                                                  $14.439   $19.218    $21.947   $29.555
Number of Units Outstanding, End of Period                                                    0         0          0         0


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.05% and Administrative
Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.701    $11.168   $10.821
Accumulation Unit Value, End of Period                                                  $10.701   $11.168    $10.821   $11.724
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.306    $12.633   $13.466
Accumulation Unit Value, End of Period                                                  $11.306   $12.633    $13.466   $15.297
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.212    $12.638   $12.818
Accumulation Unit Value, End of Period                                                  $11.212   $12.638    $12.818   $15.347
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.387    $13.004   $14.534
Accumulation Unit Value, End of Period                                                  $11.387   $13.004    $14.534   $15.733
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.178    $14.785   $16.175
Accumulation Unit Value, End of Period                                                  $12.178   $14.785    $16.175   $18.361
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.224
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.415
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.445
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.454
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.306
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.703
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.776
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.835
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.769   $13.322    $14.406   $14.579
Accumulation Unit Value, End of Period                                                  $13.322   $14.406    $14.579   $16.642
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.191   $11.116
Accumulation Unit Value, End of Period                                                       --   $11.191    $11.116   $12.850
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.508   $10.382
Accumulation Unit Value, End of Period                                                       --   $10.508    $10.382   $11.256
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.421   $14.486    $17.525   $18.635
Accumulation Unit Value, End of Period                                                  $14.486   $17.525    $18.635   $21.313
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.207   $10.219
Accumulation Unit Value, End of Period                                                       --   $10.207    $10.219   $10.392
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.970
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.349   $12.620    $13.896   $15.019
Accumulation Unit Value, End of Period                                                  $12.620   $13.896    $15.019   $17.383
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.231   $16.786    $20.465   $25.496
Accumulation Unit Value, End of Period                                                  $16.786   $20.465    $25.496   $31.929
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.537   $13.527    $15.675   $16.883
Accumulation Unit Value, End of Period                                                  $13.527   $15.675    $16.883   $20.046
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.894   $11.391
Accumulation Unit Value, End of Period                                                       --   $10.894    $11.391   $12.767
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.346   $10.247
Accumulation Unit Value, End of Period                                                       --   $10.346    $10.247   $10.952
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.878   $10.981
Accumulation Unit Value, End of Period                                                       --   $10.878    $10.981   $12.590
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.126   $11.380
Accumulation Unit Value, End of Period                                                       --   $11.126    $11.380   $12.004
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.109   $11.754
Accumulation Unit Value, End of Period                                                       --   $11.109    $11.754   $12.897
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.970   $13.026    $13.982   $14.171
Accumulation Unit Value, End of Period                                                  $13.026   $13.982    $14.171   $15.359
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.093   $10.098
Accumulation Unit Value, End of Period                                                       --   $10.093    $10.098   $10.360
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.094   $12.243    $12.761   $13.083
Accumulation Unit Value, End of Period                                                  $12.243   $12.761    $13.083   $13.773
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.742   $14.160    $16.456   $18.351
Accumulation Unit Value, End of Period                                                  $14.160   $16.456    $18.351   $21.057
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.162   $12.890    $13.702   $13.665
Accumulation Unit Value, End of Period                                                  $12.890   $13.702    $13.665   $14.592
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.424   $12.568    $13.410   $13.863
Accumulation Unit Value, End of Period                                                  $12.568   $13.410    $13.863   $15.554
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.607   $14.587    $16.995   $18.230
Accumulation Unit Value, End of Period                                                  $14.587   $16.995    $18.230   $20.435
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.197   $12.326    $14.391   $15.756
Accumulation Unit Value, End of Period                                                  $12.326   $14.391    $15.756   $15.820
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.417   $12.074    $12.799   $12.823
Accumulation Unit Value, End of Period                                                  $12.074   $12.799    $12.823   $13.443
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.551   $12.367    $13.192   $13.796
Accumulation Unit Value, End of Period                                                  $12.367   $13.192    $13.796   $15.223
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.182   $13.434    $14.593   $15.013
Accumulation Unit Value, End of Period                                                  $13.434   $14.593    $15.013   $17.013
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.959   $11.244    $11.775   $13.031
Accumulation Unit Value, End of Period                                                  $11.244   $11.775    $13.031   $13.096
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.368   $13.275    $14.346   $14.460
Accumulation Unit Value, End of Period                                                  $13.275   $14.346    $14.460   $15.624
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.441   $10.388    $10.605   $10.613
Accumulation Unit Value, End of Period                                                  $10.388   $10.605    $10.613   $10.845
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.422   $13.312    $15.122   $16.587
Accumulation Unit Value, End of Period                                                  $13.312   $15.122    $16.587   $20.712
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.756   $12.923    $14.231   $15.138
Accumulation Unit Value, End of Period                                                  $12.923   $14.231    $15.138   $16.863
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.887    $9.801     $9.645    $9.668
Accumulation Unit Value, End of Period                                                   $9.801    $9.645     $9.668    $9.867
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.392   $13.425    $14.478   $15.570
Accumulation Unit Value, End of Period                                                  $13.425   $14.478    $15.570   $16.525
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.751   $14.497    $16.359   $16.936
Accumulation Unit Value, End of Period                                                  $14.497   $16.359    $16.936   $19.210
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.008   $13.027    $13.698   $14.063
Accumulation Unit Value, End of Period                                                  $13.027   $13.698    $14.063   $15.304
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.410   $12.020    $12.715   $12.928
Accumulation Unit Value, End of Period                                                  $12.020   $12.715    $12.928   $14.146
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.680   $13.984    $16.624   $17.646
Accumulation Unit Value, End of Period                                                  $13.984   $16.624    $17.646   $21.916
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.463   $13.491    $15.643   $17.151
Accumulation Unit Value, End of Period                                                  $13.491   $15.643    $17.151   $17.682
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.580   $12.333    $12.664   $13.086
Accumulation Unit Value, End of Period                                                  $12.333   $12.664    $13.086   $13.489
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.081   $12.037
Accumulation Unit Value, End of Period                                                       --   $11.081    $12.037   $12.347
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.293   $11.495
Accumulation Unit Value, End of Period                                                       --   $11.293    $11.495   $13.041
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.809   $13.284    $14.821   $15.898
Accumulation Unit Value, End of Period                                                  $13.284   $14.821    $15.898   $18.026
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.830    $9.844
Accumulation Unit Value, End of Period                                                  $10.000    $9.830     $9.844   $10.025
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.059   $11.676    $12.188   $12.826
Accumulation Unit Value, End of Period                                                  $11.676   $12.188    $12.826   $12.869
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.648   $13.801    $14.852   $16.282
Accumulation Unit Value, End of Period                                                  $13.801   $14.852    $16.282   $17.638
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.918   $11.462
Accumulation Unit Value, End of Period                                                       --   $10.918    $11.462   $12.616
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.690   $12.069
Accumulation Unit Value, End of Period                                                       --   $10.690    $12.069   $12.250
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.024   $12.069
Accumulation Unit Value, End of Period                                                  $10.000   $11.024    $12.069   $14.337
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.789
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.102   $13.533    $15.737   $17.368
Accumulation Unit Value, End of Period                                                  $13.533   $15.737    $17.368   $18.990
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.250   $12.335
Accumulation Unit Value, End of Period                                                       --   $11.250    $12.335   $14.546
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.569   $14.434    $19.201   $21.917
Accumulation Unit Value, End of Period                                                  $14.434   $19.201    $21.917   $29.500
Number of Units Outstanding, End of Period                                                    0         0          0         0



(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.





















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.10% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.699    $11.160   $10.807
Accumulation Unit Value, End of Period                                                  $10.699   $11.160    $10.807   $11.704
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.303    $12.624   $13.449
Accumulation Unit Value, End of Period                                                  $11.303   $12.624    $13.449   $15.270
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.210    $12.628   $12.802
Accumulation Unit Value, End of Period                                                  $11.210   $12.628    $12.802   $15.320
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.384    $12.994   $14.516
Accumulation Unit Value, End of Period                                                  $11.384   $12.994    $14.516   $15.705
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.175    $14.774   $16.155
Accumulation Unit Value, End of Period                                                  $12.175   $14.774    $16.155   $18.329
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.221
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.412
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.441
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.450
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.303
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.700
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.772
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.831
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.775   $13.325    $14.401   $14.567
Accumulation Unit Value, End of Period                                                  $13.325   $14.401    $14.567   $16.620
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.187   $11.107
Accumulation Unit Value, End of Period                                                       --   $11.187    $11.107   $12.833
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.507   $10.375
Accumulation Unit Value, End of Period                                                       --   $10.507    $10.375   $11.243
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.427   $14.489    $17.519   $18.620
Accumulation Unit Value, End of Period                                                  $14.489   $17.519    $18.620   $21.285
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.204   $10.211
Accumulation Unit Value, End of Period                                                       --   $10.204    $10.211   $10.378
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.966
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.354   $12.623    $13.892   $15.007
Accumulation Unit Value, End of Period                                                  $12.623   $13.892    $15.007   $17.360
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.237   $16.790    $20.459   $25.476
Accumulation Unit Value, End of Period                                                  $16.790   $20.459    $25.476   $31.887
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.542   $13.530    $15.670   $16.869
Accumulation Unit Value, End of Period                                                  $13.530   $15.670    $16.869   $20.019
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.893   $11.384
Accumulation Unit Value, End of Period                                                       --   $10.893    $11.384   $12.752
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.344   $10.240
Accumulation Unit Value, End of Period                                                       --   $10.344    $10.240   $10.940
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.877   $10.974
Accumulation Unit Value, End of Period                                                       --   $10.877    $10.974   $12.575
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.125   $11.373
Accumulation Unit Value, End of Period                                                       --   $11.125    $11.373   $11.991
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.108   $11.746
Accumulation Unit Value, End of Period                                                       --   $11.108    $11.746   $12.882
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.975   $13.029    $13.978   $14.160
Accumulation Unit Value, End of Period                                                  $13.029   $13.978    $14.160   $15.339
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.092   $10.092
Accumulation Unit Value, End of Period                                                       --   $10.092    $10.092   $10.348
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.093   $12.239    $12.750   $13.065
Accumulation Unit Value, End of Period                                                  $12.239   $12.750    $13.065   $13.747
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.747   $14.163    $16.452   $18.336
Accumulation Unit Value, End of Period                                                  $14.163   $16.452    $18.336   $21.029
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.167   $12.893    $13.698   $13.654
Accumulation Unit Value, End of Period                                                  $12.893   $13.698    $13.654   $14.573
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.430   $12.571    $13.406   $13.852
Accumulation Unit Value, End of Period                                                  $12.571   $13.406    $13.852   $15.534
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.613   $14.590    $16.990   $18.215
Accumulation Unit Value, End of Period                                                  $14.590   $16.990    $18.215   $20.409
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.203   $12.328    $14.387   $15.743
Accumulation Unit Value, End of Period                                                  $12.328   $14.387    $15.743   $15.799
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.422   $12.076    $12.795   $12.813
Accumulation Unit Value, End of Period                                                  $12.076   $12.795    $12.813   $13.426
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.556   $12.370    $13.188   $13.785
Accumulation Unit Value, End of Period                                                  $12.370   $13.188    $13.785   $15.203
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.187   $13.437    $14.588   $15.001
Accumulation Unit Value, End of Period                                                  $13.437   $14.588    $15.001   $16.990
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.964   $11.246    $11.771   $13.020
Accumulation Unit Value, End of Period                                                  $11.246   $11.771    $13.020   $13.078
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.374   $13.278    $14.342   $14.448
Accumulation Unit Value, End of Period                                                  $13.278   $14.342    $14.448   $15.604
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.445   $10.390    $10.602   $10.604
Accumulation Unit Value, End of Period                                                  $10.390   $10.602    $10.604   $10.831
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.427   $13.315    $15.117   $16.574
Accumulation Unit Value, End of Period                                                  $13.315   $15.117    $16.574   $20.685
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.761   $12.926    $14.227   $15.126
Accumulation Unit Value, End of Period                                                  $12.926   $14.227    $15.126   $16.840
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.892    $9.803     $9.642    $9.660
Accumulation Unit Value, End of Period                                                   $9.803    $9.642     $9.660    $9.854
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.397   $13.428    $14.473   $15.557
Accumulation Unit Value, End of Period                                                  $13.428   $14.473    $15.557   $16.503
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.757   $14.500    $16.354   $16.923
Accumulation Unit Value, End of Period                                                  $14.500   $16.354    $16.923   $19.184
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.013   $13.030    $13.694   $14.052
Accumulation Unit Value, End of Period                                                  $13.030   $13.694    $14.052   $15.284
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.415   $12.022    $12.711   $12.918
Accumulation Unit Value, End of Period                                                  $12.022   $12.711    $12.918   $14.128
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.686   $13.987    $16.619   $17.632
Accumulation Unit Value, End of Period                                                  $13.987   $16.619    $17.632   $21.887
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.468   $13.494    $15.638   $17.137
Accumulation Unit Value, End of Period                                                  $13.494   $15.638    $17.137   $17.659
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.585   $12.336    $12.660   $13.075
Accumulation Unit Value, End of Period                                                  $12.336   $12.660    $13.075   $13.471
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.077   $12.027
Accumulation Unit Value, End of Period                                                       --   $11.077    $12.027   $12.331
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.289   $11.485
Accumulation Unit Value, End of Period                                                       --   $11.289    $11.485   $13.023
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.814   $13.287    $14.816   $15.885
Accumulation Unit Value, End of Period                                                  $13.287   $14.816    $15.885   $18.002
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.825    $9.834
Accumulation Unit Value, End of Period                                                  $10.000    $9.825     $9.834   $10.010
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.064   $11.679    $12.185   $12.816
Accumulation Unit Value, End of Period                                                  $11.679   $12.185    $12.816   $12.852
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.654   $13.804    $14.847   $16.269
Accumulation Unit Value, End of Period                                                  $13.804   $14.847    $16.269   $17.615
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.915   $11.452
Accumulation Unit Value, End of Period                                                       --   $10.915    $11.452   $12.598
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.687   $12.059
Accumulation Unit Value, End of Period                                                       --   $10.687    $12.059   $12.233
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.019   $12.057
Accumulation Unit Value, End of Period                                                  $10.000   $11.019    $12.057   $14.315
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.786
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.101   $13.529    $15.724   $17.345
Accumulation Unit Value, End of Period                                                  $13.529   $15.724    $17.345   $18.954
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.246   $12.324
Accumulation Unit Value, End of Period                                                       --   $11.246    $12.324   $14.526
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.575   $14.437    $19.196   $21.900
Accumulation Unit Value, End of Period                                                  $14.437   $19.196    $21.900   $29.461
Number of Units Outstanding, End of Period                                                    0         0          0         0




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
    Variable Sub-Account Since Contracts Were First Offered* (With Enhanced
  Beneficiary Protection (Annual Increase) Option and the Earnings Protection
Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.15% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.696    $11.151   $10.793
Accumulation Unit Value, End of Period                                                  $10.696   $11.151    $10.793   $11.683
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.300    $12.614   $13.432
Accumulation Unit Value, End of Period                                                  $11.300   $12.614    $13.432   $15.243
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.207    $12.619   $12.786
Accumulation Unit Value, End of Period                                                  $11.207   $12.619    $12.786   $15.293
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.382    $12.985   $14.498
Accumulation Unit Value, End of Period                                                  $11.382   $12.985    $14.498   $15.677
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.172    $14.763   $16.135
Accumulation Unit Value, End of Period                                                  $12.172   $14.763    $16.135   $18.296
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.217
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.408
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.438
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.446
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.299
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.696
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.768
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.828
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.757   $13.302    $14.369   $14.527
Accumulation Unit Value, End of Period                                                  $13.302   $14.369    $14.527   $16.565
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.183   $11.097
Accumulation Unit Value, End of Period                                                       --   $11.183    $11.097   $12.815
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.505   $10.369
Accumulation Unit Value, End of Period                                                       --   $10.505    $10.369   $11.230
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.408   $14.464    $17.480   $18.569
Accumulation Unit Value, End of Period                                                  $14.464   $17.480    $18.569   $21.216
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.200   $10.202
Accumulation Unit Value, End of Period                                                       --   $10.200    $10.202   $10.364
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.962
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.337   $12.601    $13.861   $14.966
Accumulation Unit Value, End of Period                                                  $12.601   $13.861    $14.966   $17.303
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.217   $16.761    $20.413   $25.406
Accumulation Unit Value, End of Period                                                  $16.761   $20.413    $25.406   $31.783
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.525   $13.507    $15.635   $16.823
Accumulation Unit Value, End of Period                                                  $13.507   $15.635    $16.823   $19.954
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.891   $11.376
Accumulation Unit Value, End of Period                                                       --   $10.891    $11.376   $12.738
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.343   $10.234
Accumulation Unit Value, End of Period                                                       --   $10.343    $10.234   $10.927
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.875   $10.967
Accumulation Unit Value, End of Period                                                       --   $10.875    $10.967   $12.561
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.123   $11.366
Accumulation Unit Value, End of Period                                                       --   $11.123    $11.366   $11.977
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.106   $11.739
Accumulation Unit Value, End of Period                                                       --   $11.106    $11.739   $12.867
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.957   $13.007    $13.946   $14.121
Accumulation Unit Value, End of Period                                                  $13.007   $13.946    $14.121   $15.289
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.091   $10.085
Accumulation Unit Value, End of Period                                                       --   $10.091    $10.085   $10.336
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.091   $12.235    $12.739   $13.047
Accumulation Unit Value, End of Period                                                  $12.235   $12.739    $13.047   $13.721
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.729   $14.139    $16.415   $18.286
Accumulation Unit Value, End of Period                                                  $14.139   $16.415    $18.286   $20.960
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.149   $12.871    $13.667   $13.616
Accumulation Unit Value, End of Period                                                  $12.871   $13.667    $13.616   $14.525
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.412   $12.549    $13.376   $13.814
Accumulation Unit Value, End of Period                                                  $12.549   $13.376    $13.814   $15.483
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.594   $14.565    $16.952   $18.165
Accumulation Unit Value, End of Period                                                  $14.565   $16.952    $18.165   $20.342
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.185   $12.307    $14.355   $15.700
Accumulation Unit Value, End of Period                                                  $12.307   $14.355    $15.700   $15.748
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.405   $12.055    $12.766   $12.777
Accumulation Unit Value, End of Period                                                  $12.055   $12.766    $12.777   $13.382
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.539   $12.349    $13.158   $13.747
Accumulation Unit Value, End of Period                                                  $12.349   $13.158    $13.747   $15.153
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.169   $13.414    $14.556   $14.959
Accumulation Unit Value, End of Period                                                  $13.414   $14.556    $14.959   $16.935
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.947   $11.227    $11.745   $12.985
Accumulation Unit Value, End of Period                                                  $11.227   $11.745    $12.985   $13.036
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.355   $13.255    $14.310   $14.408
Accumulation Unit Value, End of Period                                                  $13.255   $14.310    $14.408   $15.553
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.430   $10.372    $10.578   $10.575
Accumulation Unit Value, End of Period                                                  $10.372   $10.578    $10.575   $10.795
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.410   $13.292    $15.083   $16.528
Accumulation Unit Value, End of Period                                                  $13.292   $15.083    $16.528   $20.617
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.744   $12.904    $14.195   $15.085
Accumulation Unit Value, End of Period                                                  $12.904   $14.195    $15.085   $16.785
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.877    $9.786     $9.620    $9.634
Accumulation Unit Value, End of Period                                                   $9.786    $9.620     $9.634    $9.822
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.379   $13.405    $14.441   $15.515
Accumulation Unit Value, End of Period                                                  $13.405   $14.441    $15.515   $16.450
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.738   $14.475    $16.318   $16.876
Accumulation Unit Value, End of Period                                                  $14.475   $16.318    $16.876   $19.122
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $11.995   $13.007    $13.663   $14.013
Accumulation Unit Value, End of Period                                                  $13.007   $13.663    $14.013   $15.234
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.398   $12.001    $12.683   $12.882
Accumulation Unit Value, End of Period                                                  $12.001   $12.683    $12.882   $14.082
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.667   $13.963    $16.581   $17.583
Accumulation Unit Value, End of Period                                                  $13.963   $16.581    $17.583   $21.815
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.450   $13.470    $15.603   $17.090
Accumulation Unit Value, End of Period                                                  $13.470   $15.603    $17.090   $17.601
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.568   $12.314    $12.631   $13.039
Accumulation Unit Value, End of Period                                                  $12.314   $12.631    $13.039   $13.427
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.073   $12.017
Accumulation Unit Value, End of Period                                                       --   $11.073    $12.017   $12.314
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.285   $11.475
Accumulation Unit Value, End of Period                                                       --   $11.285    $11.475   $13.006
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.797   $13.264    $14.783   $15.841
Accumulation Unit Value, End of Period                                                  $13.264   $14.783    $15.841   $17.943
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.820    $9.824
Accumulation Unit Value, End of Period                                                  $10.000    $9.820     $9.824    $9.994
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.047   $11.658    $12.157   $12.781
Accumulation Unit Value, End of Period                                                  $11.658   $12.157    $12.781   $12.810
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.635   $13.780    $14.814   $16.224
Accumulation Unit Value, End of Period                                                  $13.780   $14.814    $16.224   $17.557
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.911   $11.443
Accumulation Unit Value, End of Period                                                       --   $10.911    $11.443   $12.581
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.683   $12.049
Accumulation Unit Value, End of Period                                                       --   $10.683    $12.049   $12.216
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.013   $12.044
Accumulation Unit Value, End of Period                                                  $10.000   $11.013    $12.044   $14.293
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.783
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.099   $13.524    $15.711   $17.321
Accumulation Unit Value, End of Period                                                  $13.524   $15.711    $17.321   $18.919
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.242   $12.314
Accumulation Unit Value, End of Period                                                       --   $11.242    $12.314   $14.507
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.556   $14.413    $19.153   $21.839
Accumulation Unit Value, End of Period                                                  $14.413   $19.153    $21.839   $29.365
Number of Units Outstanding, End of Period                                                    0         0          0         0


(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.20% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.694    $11.143   $10.780
Accumulation Unit Value, End of Period                                                  $10.694   $11.143    $10.780   $11.662
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.298    $12.605   $13.415
Accumulation Unit Value, End of Period                                                  $11.298   $12.605    $13.415   $15.217
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.204    $12.609   $12.770
Accumulation Unit Value, End of Period                                                  $11.204   $12.609    $12.770   $15.266
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.379    $12.975   $14.480
Accumulation Unit Value, End of Period                                                  $11.379   $12.975    $14.480   $15.649
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.170    $14.752   $16.115
Accumulation Unit Value, End of Period                                                  $12.170   $14.752    $16.115   $18.264
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.214
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.404
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.434
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.443
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.296
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.693
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.765
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.824
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.756   $13.297    $14.357   $14.507
Accumulation Unit Value, End of Period                                                  $13.297   $14.357    $14.507   $16.534
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.179   $11.088
Accumulation Unit Value, End of Period                                                       --   $11.179    $11.088   $12.798
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.504   $10.362
Accumulation Unit Value, End of Period                                                       --   $10.504    $10.362   $11.218
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.407   $14.459    $17.465   $18.544
Accumulation Unit Value, End of Period                                                  $14.459   $17.465    $18.544   $21.176
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.197   $10.193
Accumulation Unit Value, End of Period                                                       --   $10.197    $10.193   $10.350
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.958
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.336   $12.596    $13.849   $14.946
Accumulation Unit Value, End of Period                                                  $12.596   $13.849    $14.946   $17.271
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.216   $16.755    $20.396   $25.371
Accumulation Unit Value, End of Period                                                  $16.755   $20.396    $25.371   $31.723
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.524   $13.502    $15.621   $16.800
Accumulation Unit Value, End of Period                                                  $13.502   $15.621    $16.800   $19.917
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.890   $11.369
Accumulation Unit Value, End of Period                                                       --   $10.890    $11.369   $12.723
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.342   $10.227
Accumulation Unit Value, End of Period                                                       --   $10.342    $10.227   $10.915
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.874   $10.960
Accumulation Unit Value, End of Period                                                       --   $10.874    $10.960   $12.546
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.122   $11.359
Accumulation Unit Value, End of Period                                                       --   $11.122    $11.359   $11.963
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.105   $11.731
Accumulation Unit Value, End of Period                                                       --   $11.105    $11.731   $12.852
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.956   $13.002    $13.934   $14.102
Accumulation Unit Value, End of Period                                                  $13.002   $13.934    $14.102   $15.260
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.090   $10.079
Accumulation Unit Value, End of Period                                                       --   $10.090    $10.079   $10.324
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.090   $12.231    $12.728   $13.029
Accumulation Unit Value, End of Period                                                  $12.231   $12.728    $13.029   $13.696
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.728   $14.134    $16.401   $18.261
Accumulation Unit Value, End of Period                                                  $14.134   $16.401    $18.261   $20.921
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.148   $12.866    $13.656   $13.597
Accumulation Unit Value, End of Period                                                  $12.866   $13.656    $13.597   $14.498
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.411   $12.545    $13.365   $13.795
Accumulation Unit Value, End of Period                                                  $12.545   $13.365    $13.795   $15.454
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.593   $14.560    $16.938   $18.141
Accumulation Unit Value, End of Period                                                  $14.560   $16.938    $18.141   $20.304
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.183   $12.303    $14.342   $15.679
Accumulation Unit Value, End of Period                                                  $12.303   $14.342    $15.679   $15.718
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.404   $12.051    $12.755   $12.760
Accumulation Unit Value, End of Period                                                  $12.051   $12.755    $12.760   $13.357
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.537   $12.344    $13.147   $13.729
Accumulation Unit Value, End of Period                                                  $12.344   $13.147    $13.729   $15.125
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.168   $13.409    $14.543   $14.939
Accumulation Unit Value, End of Period                                                  $13.409   $14.543    $14.939   $16.903
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.946   $11.223    $11.735   $12.967
Accumulation Unit Value, End of Period                                                  $11.223   $11.735    $12.967   $13.011
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.354   $13.250    $14.297   $14.389
Accumulation Unit Value, End of Period                                                  $13.250   $14.297    $14.389   $15.524
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.429   $10.368    $10.569   $10.561
Accumulation Unit Value, End of Period                                                  $10.368   $10.569    $10.561   $10.775
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.409   $13.287    $15.070   $16.506
Accumulation Unit Value, End of Period                                                  $13.287   $15.070    $16.506   $20.578
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.742   $12.899    $14.183   $15.064
Accumulation Unit Value, End of Period                                                  $12.899   $14.183    $15.064   $16.754
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.876    $9.783     $9.612    $9.620
Accumulation Unit Value, End of Period                                                   $9.783    $9.612     $9.620    $9.804
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.377   $13.400    $14.428   $15.494
Accumulation Unit Value, End of Period                                                  $13.400   $14.428    $15.494   $16.419
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.737   $14.470    $16.304   $16.853
Accumulation Unit Value, End of Period                                                  $14.470   $16.304    $16.853   $19.086
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $11.994   $13.003    $13.652   $13.994
Accumulation Unit Value, End of Period                                                  $13.003   $13.652    $13.994   $15.206
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.397   $11.997    $12.672   $12.865
Accumulation Unit Value, End of Period                                                  $11.997   $12.672    $12.865   $14.055
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.666   $13.958    $16.567   $17.559
Accumulation Unit Value, End of Period                                                  $13.958   $16.567    $17.559   $21.775
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.448   $13.466    $15.590   $17.067
Accumulation Unit Value, End of Period                                                  $13.466   $15.590    $17.067   $17.568
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.567   $12.310    $12.621   $13.021
Accumulation Unit Value, End of Period                                                  $12.310   $12.621    $13.021   $13.402
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.069   $12.006
Accumulation Unit Value, End of Period                                                       --   $11.069    $12.006   $12.297
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.282   $11.465
Accumulation Unit Value, End of Period                                                       --   $11.282    $11.465   $12.988
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.796   $13.260    $14.771   $15.820
Accumulation Unit Value, End of Period                                                  $13.260   $14.771    $15.820   $17.910
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.815    $9.813
Accumulation Unit Value, End of Period                                                  $10.000    $9.815     $9.813    $9.979
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.046   $11.654    $12.147   $12.763
Accumulation Unit Value, End of Period                                                  $11.654   $12.147    $12.763   $12.786
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.634   $13.775    $14.801   $16.202
Accumulation Unit Value, End of Period                                                  $13.775   $14.801    $16.202   $17.524
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.907   $11.433
Accumulation Unit Value, End of Period                                                       --   $10.907    $11.433   $12.564
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.679   $12.039
Accumulation Unit Value, End of Period                                                       --   $10.679    $12.039   $12.200
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $11.007   $12.032
Accumulation Unit Value, End of Period                                                  $10.000   $11.007    $12.032   $14.272
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.779
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.098   $13.520    $15.697   $17.297
Accumulation Unit Value, End of Period                                                  $13.520   $15.697    $17.297   $18.883
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.238   $12.303
Accumulation Unit Value, End of Period                                                       --   $11.238    $12.303   $14.487
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.555   $14.408    $19.136   $21.810
Accumulation Unit Value, End of Period                                                  $14.408   $19.136    $21.810   $29.310
Number of Units Outstanding, End of Period                                                    0         0          0         0




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
    Variable Sub-Account Since Contracts Were First Offered* (With Enhanced
  Beneficiary Protection (Annual Increase) Option and the Earnings Protection
Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.30% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.689    $11.126   $10.753
Accumulation Unit Value, End of Period                                                  $10.689   $11.126    $10.753   $11.621
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.292    $12.586   $13.382
Accumulation Unit Value, End of Period                                                  $11.292   $12.586    $13.382   $15.163
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.199    $12.590   $12.738
Accumulation Unit Value, End of Period                                                  $11.199   $12.590    $12.738   $15.212
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.374    $12.956   $14.443
Accumulation Unit Value, End of Period                                                  $11.374   $12.956    $14.443   $15.594
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.164    $14.730   $16.074
Accumulation Unit Value, End of Period                                                  $12.164   $14.730    $16.074   $18.199
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.207
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.397
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.427
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.436
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.289
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.686
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.757
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.818
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.744   $13.277    $14.320   $14.456
Accumulation Unit Value, End of Period                                                  $13.277   $14.320    $14.456   $16.459
Number of Units Outstanding, End of Period                                                    0        98         98        98
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.171   $11.069
Accumulation Unit Value, End of Period                                                       --   $11.171    $11.069   $12.763
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.501   $10.349
Accumulation Unit Value, End of Period                                                       --   $10.501    $10.349   $11.192
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.394   $14.437    $17.421   $18.478
Accumulation Unit Value, End of Period                                                  $14.437   $17.421    $18.478   $21.079
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.190   $10.176
Accumulation Unit Value, End of Period                                                       --   $10.190    $10.176   $10.322
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.951
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.324   $12.577    $13.813   $14.892
Accumulation Unit Value, End of Period                                                  $12.577   $13.813    $14.892   $17.192
Number of Units Outstanding, End of Period                                                    0       204        204       204
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.202   $16.729    $20.344   $25.281
Accumulation Unit Value, End of Period                                                  $16.729   $20.344    $25.281   $31.578
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.512   $13.482    $15.582   $16.740
Accumulation Unit Value, End of Period                                                  $13.482   $15.582    $16.740   $19.825
Number of Units Outstanding, End of Period                                                    0        96         95        95
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.887   $11.355
Accumulation Unit Value, End of Period                                                       --   $10.887    $11.355   $12.694
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.339   $10.214
Accumulation Unit Value, End of Period                                                       --   $10.339    $10.214   $10.890
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.871   $10.946
Accumulation Unit Value, End of Period                                                       --   $10.871    $10.946   $12.518
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.119   $11.344
Accumulation Unit Value, End of Period                                                       --   $11.119    $11.344   $11.936
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.102   $11.716
Accumulation Unit Value, End of Period                                                       --   $11.102    $11.716   $12.823
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.944   $12.982    $13.899   $14.052
Accumulation Unit Value, End of Period                                                  $12.982   $13.899    $14.052   $15.190
Number of Units Outstanding, End of Period                                                    0       152        152       151
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.087   $10.066
Accumulation Unit Value, End of Period                                                       --   $10.087    $10.066   $10.300
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.088   $12.222    $12.707   $12.994
Accumulation Unit Value, End of Period                                                  $12.222   $12.707    $12.994   $13.644
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.716   $14.112    $16.359   $18.196
Accumulation Unit Value, End of Period                                                  $14.112   $16.359    $18.196   $20.825
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.135   $12.847    $13.621   $13.549
Accumulation Unit Value, End of Period                                                  $12.847   $13.621    $13.549   $14.432
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.399   $12.526    $13.331   $13.746
Accumulation Unit Value, End of Period                                                  $12.526   $13.331    $13.746   $15.383
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.580   $14.538    $16.895   $18.076
Accumulation Unit Value, End of Period                                                  $14.538   $16.895    $18.076   $20.211
Number of Units Outstanding, End of Period                                                    0        89         89        89
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.171   $12.284    $14.306   $15.623
Accumulation Unit Value, End of Period                                                  $12.284   $14.306    $15.623   $15.646
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.392   $12.033    $12.723   $12.715
Accumulation Unit Value, End of Period                                                  $12.033   $12.723    $12.715   $13.296
Number of Units Outstanding, End of Period                                                    0       164        163       163
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.525   $12.326    $13.114   $13.680
Accumulation Unit Value, End of Period                                                  $12.326   $13.114    $13.680   $15.055
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.155   $13.389    $14.506   $14.886
Accumulation Unit Value, End of Period                                                  $13.389   $14.506    $14.886   $16.826
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.935   $11.206    $11.705   $12.921
Accumulation Unit Value, End of Period                                                  $11.206   $11.705    $12.921   $12.952
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.341   $13.230    $14.261   $14.337
Accumulation Unit Value, End of Period                                                  $13.230   $14.261    $14.337   $15.453
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.418   $10.353    $10.542   $10.523
Accumulation Unit Value, End of Period                                                  $10.353   $10.542    $10.523   $10.726
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.397   $13.267    $15.032   $16.447
Accumulation Unit Value, End of Period                                                  $13.267   $15.032    $16.447   $20.484
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.730   $12.880    $14.147   $15.010
Accumulation Unit Value, End of Period                                                  $12.880   $14.147    $15.010   $16.677
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.866    $9.768     $9.588    $9.586
Accumulation Unit Value, End of Period                                                   $9.768    $9.588     $9.586    $9.759
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.364   $13.380    $14.392   $15.438
Accumulation Unit Value, End of Period                                                  $13.380   $14.392    $15.438   $16.344
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.724   $14.448    $16.262   $16.793
Accumulation Unit Value, End of Period                                                  $14.448   $16.262    $16.793   $18.999
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $11.981   $12.983    $13.617   $13.944
Accumulation Unit Value, End of Period                                                  $12.983   $13.617    $13.944   $15.136
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.385   $11.979    $12.640   $12.819
Accumulation Unit Value, End of Period                                                  $11.979   $12.640    $12.819   $13.991
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.653   $13.937    $16.525   $17.497
Accumulation Unit Value, End of Period                                                  $13.937   $16.525    $17.497   $21.675
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.435   $13.445    $15.550   $17.006
Accumulation Unit Value, End of Period                                                  $13.445   $15.550    $17.006   $17.488
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.555   $12.291    $12.589   $12.975
Accumulation Unit Value, End of Period                                                  $12.291   $12.589    $12.975   $13.340
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.062   $11.986
Accumulation Unit Value, End of Period                                                       --   $11.062    $11.986   $12.263
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.274   $11.446
Accumulation Unit Value, End of Period                                                       --   $11.274    $11.446   $12.952
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.783   $13.240    $14.733   $15.763
Accumulation Unit Value, End of Period                                                  $13.240   $14.733    $15.763   $17.828
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.805    $9.793
Accumulation Unit Value, End of Period                                                  $10.000    $9.805     $9.793    $9.948
Number of Units Outstanding, End of Period                                                    0       131        131       131
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.034   $11.637    $12.116   $12.718
Accumulation Unit Value, End of Period                                                  $11.637   $12.116    $12.718   $12.727
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.621   $13.754    $14.764   $16.144
Accumulation Unit Value, End of Period                                                  $13.754   $14.764    $16.144   $17.444
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.900   $11.413
Accumulation Unit Value, End of Period                                                       --   $10.900    $11.413   $12.530
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.672   $12.018
Accumulation Unit Value, End of Period                                                       --   $10.672    $12.018   $12.166
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $10.996   $12.007
Accumulation Unit Value, End of Period                                                  $10.000   $10.996    $12.007   $14.228
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.772
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.095   $13.510    $15.670   $17.250
Accumulation Unit Value, End of Period                                                  $13.510   $15.670    $17.250   $18.813
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.231   $12.282
Accumulation Unit Value, End of Period                                                       --   $11.231    $12.282   $14.447
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.542   $14.386    $19.088   $21.732
Accumulation Unit Value, End of Period                                                  $14.386   $19.088    $21.732   $29.176
Number of Units Outstanding, End of Period                                                    0        93         92        92




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.





















Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.35% and Administrative
Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003      2004       2005      2006
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.686    $11.118   $10.739
Accumulation Unit Value, End of Period                                                  $10.686   $11.118    $10.739   $11.600
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.290    $12.577   $13.365
Accumulation Unit Value, End of Period                                                  $11.290   $12.577    $13.365   $15.136
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.196    $12.581   $12.722
Accumulation Unit Value, End of Period                                                  $11.196   $12.581    $12.722   $15.185
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $10.000   $11.371    $12.946   $14.425
Accumulation Unit Value, End of Period                                                  $11.371   $12.946    $14.425   $15.566
Number of Units Outstanding, End of Period                                                    0         0          0         0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $12.161    $14.719   $16.054
Accumulation Unit Value, End of Period                                                  $12.161   $14.719    $16.054   $18.167
Number of Units Outstanding, End of Period                                                    0         0          0         0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.203
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.394
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.423
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.432
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.285
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.683
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.754
Number of Units Outstanding, End of Period                                                   --        --         --         0
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.814
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.752   $13.283    $14.320   $14.448
Accumulation Unit Value, End of Period                                                  $13.283   $14.320    $14.448   $16.442
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.168   $11.059
Accumulation Unit Value, End of Period                                                       --   $11.168    $11.059   $12.746
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.500   $10.342
Accumulation Unit Value, End of Period                                                       --   $10.500    $10.342   $11.179
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.403   $14.444    $17.421   $18.468
Accumulation Unit Value, End of Period                                                  $14.444   $17.421    $18.468   $21.057
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.186   $10.167
Accumulation Unit Value, End of Period                                                       --   $10.186    $10.167   $10.308
Number of Units Outstanding, End of Period                                                   --         0          0         0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --   $10.947
Number of Units Outstanding, End of Period                                                   --        --         --         0
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.332   $12.584    $13.813   $14.884
Accumulation Unit Value, End of Period                                                  $12.584   $13.813    $14.884   $17.174
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.212   $16.738    $20.344   $25.267
Accumulation Unit Value, End of Period                                                  $16.738   $20.344    $25.267   $31.545
Number of Units Outstanding, End of Period                                                    0         0          0         0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.520   $13.488    $15.581   $16.731
Accumulation Unit Value, End of Period                                                  $13.488   $15.581    $16.731   $19.805
Number of Units Outstanding, End of Period                                                    0         0          0         0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.886   $11.347
Accumulation Unit Value, End of Period                                                       --   $10.886    $11.347   $12.679
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.338   $10.208
Accumulation Unit Value, End of Period                                                       --   $10.338    $10.208   $10.877
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.870   $10.939
Accumulation Unit Value, End of Period                                                       --   $10.870    $10.939   $12.503
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.117   $11.337
Accumulation Unit Value, End of Period                                                       --   $11.117    $11.337   $11.922
Number of Units Outstanding, End of Period                                                   --         0          0         0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.101   $11.709
Accumulation Unit Value, End of Period                                                       --   $11.101    $11.709   $12.808
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.952   $12.989    $13.899   $14.044
Accumulation Unit Value, End of Period                                                  $12.989   $13.899    $14.044   $15.175
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.086   $10.060
Accumulation Unit Value, End of Period                                                       --   $10.086    $10.060   $10.288
Number of Units Outstanding, End of Period                                                   --         0          0         0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.087   $12.218    $12.696   $12.976
Accumulation Unit Value, End of Period                                                  $12.218   $12.696    $12.976   $13.619
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.724   $14.119    $16.359   $18.186
Accumulation Unit Value, End of Period                                                  $14.119   $16.359    $18.186   $20.803
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.144   $12.853    $13.621   $13.542
Accumulation Unit Value, End of Period                                                  $12.853   $13.621    $13.542   $14.417
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.408   $12.532    $13.331   $13.739
Accumulation Unit Value, End of Period                                                  $12.532   $13.331    $13.739   $15.367
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.589   $14.545    $16.894   $18.066
Accumulation Unit Value, End of Period                                                  $14.545   $16.894    $18.066   $20.190
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.179   $12.290    $14.306   $15.614
Accumulation Unit Value, End of Period                                                  $12.290   $14.306    $15.614   $15.630
Number of Units Outstanding, End of Period                                                    0         0          0         0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.400   $12.039    $12.723   $12.708
Accumulation Unit Value, End of Period                                                  $12.039   $12.723    $12.708   $13.282
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.534   $12.332    $13.113   $13.672
Accumulation Unit Value, End of Period                                                  $12.332   $13.113    $13.672   $15.040
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.164   $13.395    $14.506   $14.878
Accumulation Unit Value, End of Period                                                  $13.395   $14.506    $14.878   $16.808
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.943   $11.211    $11.705   $12.914
Accumulation Unit Value, End of Period                                                  $11.211   $11.705    $12.914   $12.938
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.350   $13.237    $14.261   $14.330
Accumulation Unit Value, End of Period                                                  $13.237   $14.261    $14.330   $15.437
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.425   $10.358    $10.542   $10.518
Accumulation Unit Value, End of Period                                                  $10.358   $10.542    $10.518   $10.715
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.405   $13.274    $15.032   $16.438
Accumulation Unit Value, End of Period                                                  $13.274   $15.032    $16.438   $20.463
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.739   $12.886    $14.147   $15.002
Accumulation Unit Value, End of Period                                                  $12.886   $14.147    $15.002   $16.660
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.873    $9.773     $9.587    $9.581
Accumulation Unit Value, End of Period                                                   $9.773    $9.587     $9.581    $9.749
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.373   $13.387    $14.392   $15.430
Accumulation Unit Value, End of Period                                                  $13.387   $14.392    $15.430   $16.326
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.733   $14.455    $16.262   $16.784
Accumulation Unit Value, End of Period                                                  $14.455   $16.262    $16.784   $18.979
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $11.990   $12.989    $13.617   $13.937
Accumulation Unit Value, End of Period                                                  $12.989   $13.617    $13.937   $15.120
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.394   $11.985    $12.639   $12.812
Accumulation Unit Value, End of Period                                                  $11.985   $12.639    $12.812   $13.976
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.662   $13.943    $16.525   $17.487
Accumulation Unit Value, End of Period                                                  $13.943   $16.525    $17.487   $21.652
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.445   $13.452    $15.550   $16.997
Accumulation Unit Value, End of Period                                                  $13.452   $15.550    $16.997   $17.470
Number of Units Outstanding, End of Period                                                    0         0          0         0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.563   $12.297    $12.588   $12.968
Accumulation Unit Value, End of Period                                                  $12.297   $12.588    $12.968   $13.326
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.058   $11.976
Accumulation Unit Value, End of Period                                                       --   $11.058    $11.976   $12.247
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.270   $11.436
Accumulation Unit Value, End of Period                                                       --   $11.270    $11.436   $12.935
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.792   $13.246    $14.733   $15.755
Accumulation Unit Value, End of Period                                                  $13.246   $14.733    $15.755   $17.809
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000     $9.800    $9.783
Accumulation Unit Value, End of Period                                                  $10.000    $9.800     $9.783    $9.933
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.043   $11.642    $12.116   $12.711
Accumulation Unit Value, End of Period                                                  $11.642   $12.116    $12.711   $12.714
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.630   $13.761    $14.763   $16.136
Accumulation Unit Value, End of Period                                                  $13.761   $14.763    $16.136   $17.426
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.896   $11.404
Accumulation Unit Value, End of Period                                                       --   $10.896    $11.404   $12.513
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $10.668   $12.008
Accumulation Unit Value, End of Period                                                       --   $10.668    $12.008   $12.150
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000   $10.000    $10.990   $11.995
Accumulation Unit Value, End of Period                                                  $10.000   $10.990    $11.995   $14.206
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --        --         --   $10.000
Accumulation Unit Value, End of Period                                                       --        --         --    $9.769
Number of Units Outstanding, End of Period                                                   --        --         --         0
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.094   $13.506    $15.657   $17.227
Accumulation Unit Value, End of Period                                                  $13.506   $15.657    $17.227   $18.777
Number of Units Outstanding, End of Period                                                    0         0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --   $10.000    $11.227   $12.272
Accumulation Unit Value, End of Period                                                       --   $11.227    $12.272   $14.428
Number of Units Outstanding, End of Period                                                   --         0          0         0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.551   $14.393    $19.087   $21.720
Accumulation Unit Value, End of Period                                                  $14.393   $19.087    $21.720   $29.145
Number of Units Outstanding, End of Period                                                    0         0          0         0




(1) Effective May 31, 2007, the STI Classic Capital Appreciation Sub-Account, the STI Classic Large Cap Relative Value Sub-Account, and the STI Classic
     Mid-Cap Equity Sub-Account will change their names to STI Classic Large Cap
     Growth Stock Sub-Account, STI Classic Large Cap Core Equity Sub-Account, and STI Classic Mid-Cap Core Equity Sub-Account, respectively.

(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2006 and 2005, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2006. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2007

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                      ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                                   ------------------------
(IN MILLIONS)                                                       2006     2005     2004
                                                                   ------   ------   ------
REVENUES
Premiums (net of reinsurance ceded of $617, $606 and $526)         $  576   $  474   $  637
Contract charges (net of reinsurance ceded of $170, $ - and $ -)    1,009    1,079      961
Net investment income                                               4,057    3,707    3,260
Realized capital gains and losses                                     (79)      19      (11)
                                                                   ------   ------   ------
                                                                    5,563    5,279    4,847
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $548,
   $515 and $418)                                                   1,372    1,340    1,359
Interest credited to contractholder funds                           2,543    2,340    1,923
Amortization of deferred policy acquisition costs                     538      568      534
Operating costs and expenses                                          398      433      462
                                                                   ------   ------   ------
                                                                    4,851    4,681    4,278
Loss on disposition of operations                                     (88)      (7)     (24)
                                                                   ------   ------   ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE
EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                   624      591      545
Income tax expense                                                    196      174      189
                                                                   ------   ------   ------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                  428      417      356
Cumulative effect of change in accounting principle, after-tax         --       --     (175)
                                                                   ------   ------   ------
NET INCOME                                                            428      417      181
                                                                   ------   ------   ------
OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
   Unrealized net capital gains and losses                           (263)    (425)     (40)
                                                                   ------   ------   ------
OTHER COMPREHENSIVE LOSS, AFTER-TAX                                  (263)    (425)     (40)
                                                                   ------   ------   ------
COMPREHENSIVE INCOME (LOSS)                                        $  165   $   (8)  $  141
                                                                   ======   ======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                       DECEMBER 31,
                                                                   ------------------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                      2006       2005
                                                                   ------   ---------
ASSETS
Investments
         Fixed income securities, at fair value (amortized
         cost $60,851 and $59,717)                                 $62,439   $61,977
         Mortgage loans                                              8,690     8,108
         Equity securities                                             533       324
         Short-term                                                    805       927
         Policy loans                                                  752       729
         Other                                                         941       691
                                                                   -------   -------
      Total investments                                             74,160    72,756
Cash                                                                   273       154
Deferred policy acquisition costs                                    3,485     3,948
Reinsurance recoverables, net                                        3,392     1,699
Accrued investment income                                              689       648
Other assets                                                           585       582
Separate Accounts                                                   16,174    15,235
                                                                   -------   -------
   TOTAL ASSETS                                                    $98,758   $95,022
                                                                   =======   =======
LIABILITIES
Contractholder funds                                               $60,565   $58,190
Reserve for life-contingent contract benefits                       12,204    11,881
Unearned premiums                                                       34        35
Payable to affiliates, net                                              84        98
Other liabilities and accrued expenses                               3,235     3,054
Deferred income taxes                                                  258       340
Note payable to parent                                                 500        --
Long-term debt                                                         206       181
Separate Accounts                                                   16,174    15,235
                                                                   -------   -------
   TOTAL LIABILITIES                                                93,260    89,014
                                                                   -------   -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000
   shares authorized, 49,230 shares issued and outstanding               5         5
Redeemable preferred stock - series B, $100 par value, 1,500,000
   shares authorized, none issued                                       --        --
Common stock, $227 par value, 23,800 shares authorized
   and outstanding                                                       5         5
Additional capital paid-in                                           1,108     1,108
Retained income                                                      4,055     4,302
Accumulated other comprehensive income:
      Unrealized net capital gains and losses                          325       588
                                                                   -------   -------
   Total accumulated other comprehensive income                        325       588
                                                                   -------   -------
   TOTAL SHAREHOLDER'S EQUITY                                        5,498     6,008
                                                                   -------   -------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $98,758   $95,022
                                                                   =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                      YEAR ENDED DECEMBER 31,
                                                    -------------------------
(IN MILLIONS)                                        2006      2005     2004
                                                    ------    ------   ------

REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                          $    5    $    5   $   82
Redemption of stock                                     --        --       (7)
Reclassification to long-term debt                      --        --      (70)
                                                    ------    ------   ------
Balance, end of year                                     5         5        5
                                                    ------    ------   ------
REDEEMABLE PREFERRED STOCK - SERIES B                   --        --       --
                                                    ------    ------   ------

COMMON STOCK                                             5         5        5
                                                    ------    ------   ------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                           1,108     1,108    1,067
Capital contributions                                   --        --       41
                                                    ------    ------   ------

Balance, end of year                                 1,108     1,108    1,108
                                                    ------    ------   ------

RETAINED INCOME
Balance, beginning of year                           4,302     4,178    4,222
Net income                                             428       417      181
Dividends                                             (675)     (293)    (225)
                                                    ------    ------   ------

Balance, end of year                                 4,055     4,302    4,178
                                                    ------    ------   ------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                             588     1,013    1,053
Change in unrealized net capital gains and losses     (263)     (425)     (40)
                                                    ------    ------   ------
Balance, end of year                                   325       588    1,013
                                                    ------    ------   ------
TOTAL SHAREHOLDER'S EQUITY                          $5,498    $6,008   $6,309
                                                    ======    ======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                               YEAR ENDED DECEMBER 31,
                                                                           ------------------------------
(IN MILLIONS)                                                                2006       2005       2004
                                                                           --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                 $    428   $    417   $    181
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                    (280)      (175)      (145)
      Realized capital gains and losses                                          79        (19)        11
      Loss on disposition of operations                                          88          7         24
      Cumulative effect of change in accounting principle                        --         --        175
      Interest credited to contractholder funds                               2,543      2,340      1,923
      Changes in:
         Policy benefit and other insurance reserves                           (199)      (200)       (85)
         Unearned premiums                                                       (1)         4          2
         Deferred policy acquisition costs                                     (205)      (198)      (279)
         Reinsurance recoverables                                              (218)      (197)      (241)
         Income taxes payable                                                  (122)        18         40
         Other operating assets and liabilities                                  93         95        (86)
                                                                           --------   --------   --------
            Net cash provided by operating activities                         2,206      2,092      1,520
                                                                           --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                   12,555     10,881      9,040
   Equity securities                                                            137         57        349
Investment collections
   Fixed income securities                                                    3,174      4,575      4,314
   Mortgage loans                                                             1,618      1,172        729
Investment purchases
   Fixed income securities                                                  (17,000)   (18,756)   (20,295)
   Equity securities                                                           (304)      (203)      (334)
   Mortgage loans                                                            (2,159)    (1,976)    (1,711)
Change in short-term investments, net                                           362       (352)        11
Change in other investments, net                                                  9       (108)       (46)
Disposition of operations                                                      (826)        (2)        40
                                                                           --------   --------   --------
            Net cash used in investing activities                            (2,434)    (4,712)    (7,903)
                                                                           --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Note payable to parent                                                          500         --         --
Redemption of long-term debt                                                    (26)       (26)       (20)
Contractholder fund deposits                                                  9,546     11,374     13,076
Contractholder fund withdrawals                                              (8,998)    (8,604)    (6,352)
Dividends paid                                                                 (675)      (211)      (201)
                                                                           --------   --------   --------
            Net cash provided by financing activities                           347      2,533      6,503
                                                                           --------   --------   --------
NET INCREASE (DECREASE) IN CASH                                                 119        (87)       120
CASH AT BEGINNING OF YEAR                                                       154        241        121
                                                                           --------   --------   --------
CASH AT END OF YEAR                                                        $    273   $    154   $    241
                                                                           ========   ========   ========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve cost savings and operational efficiency. The merger had no impact on the Company's results of operations, financial position or cash flows.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are deferred and immediate fixed annuities, and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors.

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2006, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, New York, Florida and Texas. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through several distribution channels, including Allstate exclusive agencies, independent agents (including master brokerage agencies), and financial services firms, such as broker/dealers and specialized structured settlement brokers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds and bank loans, which are primarily senior secured corporate loans, and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value, with the exception of bank loans that are carried at amortized cost. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures of interest rates and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use security specific information such as ratings, industry, coupon and maturity along with third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Equity securities include limited partnership interests and non-redeemable preferred and common stocks. Investments in limited partnership interests had a carrying value of $461 million and $257 million at December 31, 2006 and 2005, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting. Common and non-redeemable preferred stocks had a carrying value of $72 million and $67 million, and cost of $61 million and $62 million at December 31, 2006 and 2005, respectively. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the investment of collateral received in connection with securities lending business activities, funds received in connection with securities repurchase agreements and collateral received from counterparties related to derivative transactions. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received. We also purchase securities under agreements to resell.

     Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivative financial instruments.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income is determined using the effective yield method, considering estimated principal repayments when applicable. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Income from investments in partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as income. Income from investments in partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's investment interest. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other-than-temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other-than-temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures (interest rate), options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity indexed fixed income securities, equity-indexed annuity contracts, variable annuity contracts which are reinsured, and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported as realized capital gains and losses amounted to losses of $7 million, $7 million and $8 million in 2006, 2005 and 2004, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income, or interest credited to contractholder funds. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof used to adjust the book value of the asset, liability or portion thereof, which has already been recognized in income while the hedge was in place, is amortized over the remaining life of the hedged asset, liability or portion thereof to net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become other than temporarily impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to other than temporarily impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, option contracts, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows on other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities, which include securities lending transactions, and securities sold under agreements to repurchase that primarily include a mortgage dollar roll program ("repurchase agreements"), and are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature (usually 30 days or less).

     The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are based on a specified interest-rate index, such as LIBOR, or an equity index, such as the S&P 500. Pursuant to the adoption of Statement of Position No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to our disposal of substantially all of our variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is reported in other assets and amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down if necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issuance and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of acquisition costs previously deferred under the original contracts are charged to income. The new acquisition costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. Actual amortization periods range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits. AGP and EGP consists of the following components: benefit margins, primarily from mortality; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $25 million and $37 million at December 31, 2006 and 2005, respectively. Amortization expense on the present value of future profits was $6 million, $8 million and $6 million for the years ended December 31, 2006, 2005 and 2004 respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may be less than its fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2006.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets and liabilities are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to, and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, which for variable annuities was reinsured to Prudential in 2006, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIEs")

     The Company consolidates VIEs when it is the primary beneficiary of a VIE. A primary beneficiary has a variable interest that will absorb a majority of the expected losses or receive a majority of the entity's expected returns, or both (see Note 13).

ADOPTED ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     The Company adopted Financial Accounting Standards Board ("FASB") FSP FAS 115-1 as of January 1, 2006. FSP FAS 115-1 nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for income recognition on an impaired debt security. The adoption of FSP FAS 115-1 was required on a prospective basis and did not have a material effect on the results of operations or financial position of the Company.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, "ACCOUNTING CHANGES AND ERROR CORRECTIONS" ("SFAS NO. 154")

     The Company adopted SFAS No. 154 on January 1, 2006. SFAS No. 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. The Company had no accounting changes or error corrections affected by the new standard.

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, "CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS" ("SAB 108")

     In September 2006, the SEC issued SAB 108 in order to eliminate the diversity of practice in the process by which misstatements are quantified for purposes of assessing materiality on the financial statements. SAB 108 is intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of materiality assessment utilized in current practice. SAB 108 establishes a single quantification framework wherein the significance measurement is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. If a company's existing methods for assessing the materiality of misstatements are not in compliance with the provisions of SAB 108, the initial application of the provisions may be adopted by restating prior period financial statements under certain circumstances or otherwise by recording the cumulative effect of initially applying the provisions of SAB 108 as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment recorded to the opening balance of retained earnings. The provisions of SAB 108 must be applied no later than the annual financial statements issued for the first fiscal year ending after November 15, 2006. The Company's adoption of SAB 108 in the fourth quarter of 2006 for the fiscal year then ended did not have any effect on its results of operations or financial position.

STATEMENT OF POSITION 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP that affected the Company at the time of adoption are listed below. These provisions were primarily applicable to the business that was subsequently substantially reinsured on June 1, 2006 (see Note 3).

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and

     - Reporting and measuring assets and liabilities of certain separate accounts products as investments and contractholder funds rather than as separate accounts assets and liabilities when specified criteria are present.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $175 million, after-tax ($269 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $145 million, pre-tax, and a reduction in DAC and DSI of $124 million, pre-tax.

     The SOP required consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitated the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     DSI and related amortization is classified within the Consolidated Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively (see
Note 10). Pursuant to adopting this guidance, the Company also reclassified $204 million of separate accounts assets and liabilities to investments and contractholder funds, respectively.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1. The TPAs address a number of issues related to SOP 03-1 including when it was necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPAs did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, "ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS" ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs associated with internal replacements of insurance and investment contracts other than those already described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. In February 2007, the AICPA issued a set of eleven TPAs that provide interpretive guidance to be utilized, if applicable, at the date of adoption. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Based on the issued standard and the TPAs released in February 2007, the Company's estimated impacts of adoption will not have a material effect on its results of operations or financial position.

SFAS NO. 155, "ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140" ("SFAS NO. 155")

     In February 2006, the FASB issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities"; clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The provisions of SFAS No. 155 are effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year that begins after September 15, 2006. The Company elected not to remeasure its existing hybrid financial instruments at the date of adoption that contained embedded derivatives requiring bifurcation pursuant to paragraph 12 or 13 of SFAS No 133. The adoption of SFAS No. 155 is not expected to have a material effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES", ("FIN 48")

     In July 2006, the FASB issued FIN 48, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 will not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157 which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Company's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Company's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of a reporting entity's choice to use fair value on its earnings and also requires entities to display on the face of the balance sheet the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of SFAS No. 157. Because application of the standard is optional, any impacts are limited to those financial assets and liabilities to which SFAS No. 159 would be applied, which has yet to be determined, as is any decision concerning the early adoption of the standard.

3.   DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal of substantially all of its variable annuity business pursuant to a definitive agreement (the "Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). The disposal was effected through a combination of coinsurance and modified coinsurance reinsurance agreements (the "Reinsurance Agreements").

     As a result of the modified coinsurance reinsurance, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured to Prudential beginning on June 1, 2006 and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income. In contrast, $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions. The general account liabilities of $1.49 billion as of December 31, 2006, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable. For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all the variable annuity business of ALIC and ALNY to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Under the Agreement, ALIC, ALNY and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services.

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, ALIC and ALNY will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $77 million pretax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to loss on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pretax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of loss on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income and amounted to $61 million, after-tax during 2006. During 2006, loss on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income included $1 million, after-tax, of amortization of ALIC's deferred gain. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $15.07 billion as of December 31, 2006. Separate account balances totaling approximately $1.10 billion at December 31, 2006 relate primarily to the variable life business that is being retained by ALIC and ALNY, and some minimal variable annuity business in three affiliated companies that the Company plans to sell.

     In the five-months of 2006, prior to the disposition of ALIC's and ALNY's variable annuity business, ALIC's and ALNY's variable annuity business generated approximately $127 million in contract charges. In 2005 and 2004, ALIC's and ALNY's variable annuity business generated approximately $278 million and $244 million in contract charges, respectively. The separate account balances were $14.23 billion and general account balances were $1.81 billion as of December 31, 2005.

CHARTER NATIONAL LIFE INSURANCE COMPANY ("CHARTER") AND INTRAMERICA LIFE INSURANCE COMPANY ("INTRAMERICA")

     In 2005, the Company entered into negotiations to sell two of its wholly owned subsidiaries, Charter National Life Insurance Company ("Charter") and Intramerica Life Insurance Company ("Intramerica"), and recognized an estimated loss on disposition of $4 million ($1 million, after-tax). During 2005, a definitive agreement was reached for which the buyer failed to gain regulatory approval. The subsidiaries whose assets, excluding reinsurance recoverables due from ALIC, totaled approximately $427 million at December 31, 2006 ($106 million and $292 million are classified as reinsurance recoverables and separate accounts, respectively) are still held for sale.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $39 million, $51 million and $79 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $2.29 billion, $2.23 billion and $2.93 billion at December 31, 2006, 2005, and 2004, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

(IN MILLIONS)                                                             2006      2005      2004
                                                                        -------   -------   -------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $    96   $  (221)  $  (305)
Net change in short-term investments                                       (159)      918      (705)
                                                                        -------   -------   -------
   Operating cash flow (used) provided                                  $   (63)  $   697   $(1,010)
                                                                        =======   =======   =======
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $(2,231)  $(2,928)  $(1,918)
Liabilities for collateral and security repurchase, end of year          (2,294)   (2,231)   (2,928)
                                                                        -------   -------   -------
   Operating cash flow provided (used)                                  $    63   $  (697)  $ 1,010
                                                                        =======   =======   =======

     The Company paid dividends of $49 million and $24 million in the form of investment securities to AIC in 2005 and 2004, respectively. In 2004, the Company received non-cash capital contributions of $41 million related to certain reinsurance transactions with American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company, and Columbia Universal Life Insurance Company ("Columbia"), a former unconsolidated affiliate of the Company, in 2004 (see Note 5).

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $494 million, $410 million, and $322 million in 2006, 2005 and 2004, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $72 million, $235 million and $98 million of structured settlement annuities, a type of immediate annuity, in 2006, 2005 and 2004, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $10 million, $9 million and $27 million relate to structured settlement annuities with life contingencies and are included in premium income for 2006, 2005, and 2004, respectively. In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.92 billion and $4.94 billion at December 31, 2006 and 2005, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $44 million, $46 million and $44 million of commission and other distribution expenses for the years ending December 31, 2006, 2005 and 2004, respectively.

INVESTMENTS

     In 2005, the Company purchased fixed income securities from AIC. The Company paid $655 million in cash for the securities, which includes the fair value of the securities of $649 million and $6 million for accrued investment income. Since the transaction was between affiliates under common control, the securities were recorded at the amortized cost of $623 million as of the date of sale. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $26 million, was recorded as a dividend of $26 million ($16 million, after-tax). Thus, the net effect on shareholder's equity was zero.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from AHL, an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. In 2004, as a result of the transaction, the Company recorded a premium receivable of $386 million, DAC of $24 million, policy loans of $16 million, and contractholder funds of $379 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution. In accordance with the coinsurance agreements, for 2006, 2005 and 2004, the Company assumed premiums and contract charges of $16 million, $17 million and $14 million, respectively; contract benefits of $11 million, $10 million and $11 million, respectively; and interest credited to contractholder funds of $24 million, $32 million and $36 million, respectively.

     The Company has reinsurance contracts with Columbia, a former unconsolidated affiliate of the Company. In November 2004, the Corporation disposed of Columbia pursuant to a stock purchase agreement with Verde Financial Corporation. As of June 1, 2004, the Company converted a modified coinsurance contract with Columbia to a coinsurance contract to assume 100% of fixed annuity business in force as of June 30, 2000 and new business written prior to the disposition of Columbia. In addition, the Company entered into a coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force as of June 1, 2004. As a result of these transactions, the Company received assets in excess of net liabilities from an affiliate under common control and recognized a gain of $15 million ($10 million, after-tax), which was recorded as a non-cash capital contribution. Both agreements are continuous but may be terminated by the Company in the event of Columbia's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2006, 2005 and 2004, the Company assumed $0.1 million, $0.2 million and $14 million, respectively, in premiums and contract charges from Columbia.

     The Company has a contract to assume nearly all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company did not assume premiums from AIC in 2006 and 2005. The Company assumed premiums from AIC in the amount of $0.3 million in 2004.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note has an interest rate of 5.25% and is reflected as note payable to parent on the Company's Consolidated Statements of Financial Position.

     On June 30, 2006, under an existing agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Reinsurance Company, a wholly owned subsidiary of ALIC. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset once every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset once every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as long-term debt in the Condensed Consolidated Statements of Financial Position. In 2006, the Company incurred $4 million of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     On August 1, 2005, ALIC entered into an agreement with Kennett, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Re. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13). In 2006 and 2005, the Company incurred $5 million and $2 million of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     As of December 31, 2006 and 2005, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million, $2 million and $2 million were incurred and paid during 2006, 2005, and 2004, respectively, and included as a component of operating costs and expenses on the Consolidated Statements of Operations. At December 31, 2006 and 2005, redeemable preferred stock totaling $6 million and $32 million, respectively, was classified as mandatorily redeemable and therefore was included as a component of long-term debt on the Consolidated Statements of Financial Position. During both 2006 and 2005, $26 million of mandatorily redeemable preferred stock was redeemed. In addition to the portion of the redeemable preferred stock that was classified as mandatorliy redeemable, redeemable preferred stock totaling $5 million was included as a component of shareholder's equity on the Consolidated Statements of Financial Position as of December 31, 2006 and 2005. All remaining redeemable preferred stock, including the portion classified as mandatorily redeemable and included as a component of long-term debt and the portion classified as shareholder's equity as of December 31, 2006, was redeemed in the first quarter of 2007.

     The Company has an intercompany loan agreement with The Allstate Corporation. The amount of intercompany loans available to the Company is at the discretion of The Allstate Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2006 and 2005. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                    GROSS UNREALIZED
                                        AMORTIZED   ----------------    FAIR
(IN MILLIONS)                             COST        GAINS   LOSSES    VALUE
                                        ---------    ------   ------   -------
AT DECEMBER 31, 2006
U.S. government and agencies             $ 2,763     $  736   $  (3)   $ 3,496
Municipal                                  4,732        101     (43)     4,790
Corporate (1)                             33,823        811    (325)    34,309
Foreign government                         1,709        317      (3)     2,023
Mortgage-backed securities                 4,543         31     (56)     4,518
Commercial mortgage-backed securities      7,597         64     (61)     7,600
Asset-backed securities                    5,663         34     (16)     5,681
Redeemable preferred stock                    21          1      --         22
                                         -------     ------   -----    -------
   Total fixed income securities         $60,851     $2,095   $(507)   $62,439
                                         =======     ======   =====    =======
AT DECEMBER 31, 2005
U.S. government and agencies             $ 2,639     $  850   $  (2)   $ 3,487
Municipal                                  4,291        167     (15)     4,443
Corporate (1)                             33,437      1,216    (273)    34,380
Foreign government                         1,727        374      (2)     2,099
Mortgage-backed securities                 5,742         29     (78)     5,693
Commercial mortgage-backed securities      6,745         50     (63)     6,732
Asset-backed securities                    5,114         32     (28)     5,118
Redeemable preferred stock                    22          3      --         25
                                         -------     ------   -----    -------
   Total fixed income securities         $59,717     $2,721   $(461)   $61,977
                                         =======     ======   =====    =======

----------
(1) Amortized cost and fair value of Corporate fixed income securities include bank loans which are reflected at amortized cost of $982 million and $945 million at December 31, 2006 and 2005, respectively.

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2006:

                                         AMORTIZED    FAIR
(IN MILLIONS)                              COST       VALUE
                                         ---------   -------
Due in one year or less                   $ 1,209    $ 1,213
Due after one year through five years      11,306     11,415
Due after five years through ten years     16,087     16,372
Due after ten years                        22,043     23,240
                                          -------    -------
                                           50,645     52,240
Mortgage- and asset-backed securities      10,206     10,199
                                          -------    -------
   Total                                  $60,851    $62,439
                                          =======    =======

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

(IN MILLIONS)                           2006     2005     2004
                                       ------   ------   ------
Fixed income securities                $3,578   $3,377   $3,072
Mortgage loans                            508      469      435
Equity securities                          44       37       24
Other                                     184       19     (143)
                                       ------   ------   ------
   Investment income, before expense    4,314    3,902    3,388
   Investment expense                     257      195      128
                                       ------   ------   ------
      Net investment income            $4,057   $3,707   $3,260
                                       ======   ======   ======

     Net investment income from equity securities includes income from partnership interests of $42 million, $35 million and $19 million for the years ended December 31, 2006, 2005 and 2004, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN MILLIONS)                                        2006   2005   2004
                                                     ----   ----   ----
Fixed income securities                              $(96)  $(94)  $(87)
Equity securities                                       4      7     11
Other investments                                      13    106     65
                                                     ----   ----   ----
   Realized capital gains and losses, pre-tax         (79)    19    (11)
   Income tax (expense) benefit                        28     (7)     3
                                                     ----   ----   ----
      Realized capital gains and losses, after-tax   $(51)  $ 12   $ (8)
                                                     ====   ====   ====

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN MILLIONS)                                        2006    2005   2004
                                                     ----   -----   ----
Write-downs                                          $(21)  $ (24)  $(81)
Dispositions (1)                                      (89)     88    129
Valuation of derivative instruments                   (17)   (105)   (66)
Settlement of derivative instruments                   48      60      7
                                                     ----   -----   ----
   Realized capital gains and losses, pre-tax         (79)     19    (11)
   Income tax benefit (expense)                        28      (7)     3
                                                     ----   -----   ----
      Realized capital gains and losses, after-tax   $(51)  $  12   $ (8)
                                                     ====   =====   ====

----------
(1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company recognized losses of $60 million and $67 million in 2006 and 2005, respectively, due to changes in intent to hold impaired securities. There were no losses recognized due to a change in intent during 2004.

     Gross gains of $104 million, $199 million and $189 million and gross losses of $233 million, $132 million and $157 million were realized on sales of fixed income securities during 2006, 2005 and 2004, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                      GROSS UNREALIZED
                                                              FAIR    ----------------   UNREALIZED NET
(IN MILLIONS)                                                VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                            -------   ------   -------   --------------
AT DECEMBER 31, 2006
Fixed income securities                                     $62,439   $2,095    $(507)       $ 1,588
Equity securities                                               533       11       --             11
Derivative instruments (1)                                      (16)       2      (18)           (16)
                                                                                             -------
   Total                                                                                       1,583
Amount recognized for: (2)
   Premium deficiency reserve                                                                 (1,129)
   Deferred policy acquisition and sales inducement costs                                         46
                                                                                             -------
      Total                                                                                   (1,083)
   Deferred income taxes                                                                        (175)
                                                                                             -------
Unrealized net capital gains and losses                                                      $   325
                                                                                             =======

                                                                      GROSS UNREALIZED
                                                              FAIR    ----------------   UNREALIZED NET
(IN MILLIONS)                                                VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                            -------   ------   -------   --------------
AT DECEMBER 31, 2005
Fixed income securities                                     $61,977   $2,721    $(461)       $ 2,260
Equity securities                                               324        6       (1)             5
Derivative instruments (1)                                       (6)      --       (6)            (6)
                                                                                             -------
   Total                                                                                       2,259
Amount recognized for: (2)
   Premium deficiency reserve                                                                 (1,343)
   Deferred policy acquisition and sales inducement costs                                        (12)
                                                                                             -------
      Total                                                                                   (1,355)
   Deferred income taxes                                                                        (316)
                                                                                             -------
Unrealized net capital gains and losses                                                      $   588
                                                                                             =======

----------
(1) Included in the fair value of derivative securities are $(7) million and $(4) million classified as assets and $9 million and $2 million classified as liabilities at December 31, 2006 and 2005, respectively.

(2) See Note 2, Summary of Significant Accounting Policies for deferred policy acquisition and sales inducement costs and reserve for life-contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN MILLIONS)                                                2006     2005     2004
                                                            -----   -------   -----
Fixed income securities                                     $(672)  $(1,067)  $ 150
Equity securities                                               6        (4)      5
Derivative instruments                                        (10)       17     (21)
                                                            -----   -------   -----
   Total                                                     (676)   (1,054)    134
Amounts recognized for:
   Premium deficiency reserve                                 214      (254)   (157)
   Deferred policy acquisition and sales inducement costs      58       653     (39)
                                                            -----   -------   -----
      Total                                                   272       399    (196)
Deferred income taxes                                         141       230      22
                                                            -----   -------   -----
Decrease in unrealized net capital gains and losses         $(263)  $  (425)  $ (40)
                                                            =====   =======   =====

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                  LESS THAN 12 MONTHS             12 MONTHS OR MORE
                                           -----------------------------   -----------------------------
                                           NUMBER                          NUMBER                            TOTAL
                                             OF       FAIR    UNREALIZED     OF      FAIR     UNREALIZED   UNREALIZED
$ IN MILLIONS                              ISSUES    VALUE      LOSSES     ISSUES    VALUE      LOSSES        LOSSES
                                           ------   -------   ----------   ------   -------   ----------   ----------
AT DECEMBER 31, 2006
Fixed income securities
   U.S. government and agencies                11   $   177     $  (1)        12   $    87     $  (2)      $  (3)
   Municipal                                  184     1,018       (20)       143       558       (23)        (43)
   Corporate                                  477     6,114       (80)       607     7,665      (245)       (325)
   Foreign government                           7        40        (1)         8       113        (2)         (3)
   Mortgage-backed securities                 232       753        (6)       722     1,933       (50)        (56)
   Commercial mortgage-backed securities      131     1,624       (10)       224     2,272       (51)        (61)
   Asset-backed securities                    100       881        (5)        59       523       (11)        (16)
   Redeemable preferred stock                   1         7        --         --        --        --          --
                                            -----   -------     ------     -----   -------     -----       -----
      Total fixed income securities         1,143    10,614      (123)     1,775    13,151      (384)       (507)
Equity securities                              --        --        --         --        --        --          --
                                            -----   -------     ------     -----   -------     -----       -----
      Total fixed income & equity
         securities                         1,143   $10,614     $(123)     1,775   $13,151     $(384)      $(507)
                                            =====   =======     ======     =====   =======     =====       =====
Investment grade fixed income securities    1,081   $10,169     $(113)     1,723   $12,804     $(368)      $(481)
Below investment grade fixed income
   securities                                  62       445       (10)        52       347       (16)        (26)
                                            -----   -------     ------     -----   -------     -----       -----
      Total fixed income securities         1,143   $10,614     $(123)     1,775   $13,151     $(384)      $(507)
                                            =====   =======     ======     =====   =======     =====       =====
AT DECEMBER 31, 2005
Fixed income securities
   U.S. government and agencies                13   $    99     $  (2)         3   $     8     $  --       $  (2)
   Municipal                                  160       878       (12)        25        96        (3)        (15)
   Corporate                                  819     9,936      (193)       168     1,962       (80)       (273)
   Foreign government                          21       291        (2)         2        20        --          (2)
   Mortgage-backed securities                 755     3,694       (60)       222       587       (18)        (78)
   Commercial mortgage-backed securities      321     3,727       (53)        36       329       (10)        (63)
   Asset-backed securities                    119     1,162       (12)        48       359       (16)        (28)
   Redeemable preferred stock                  --        --        --         --        --        --          --
                                            -----   -------     -----      -----   -------     -----       -----
      Total fixed income securities         2,208    19,787      (334)       504     3,361      (127)       (461)
Equity securities                               2         9        (1)        --        --        --          (1)
                                            -----   -------     -----      -----   -------     -----       -----
      Total fixed income & equity
         securities                         2,210   $19,796     $(335)       504    $3,361     $(127)      $(462)
                                            =====   =======     ======     =====   =======     =====       =====
Investment grade fixed income securities    2,076   $19,203     $(314)       488   $ 3,227     $(112)      $(426)
Below investment grade fixed income
   securities                                 132       584       (20)        16       134       (15)        (35)
                                            -----   -------     -----      -----   -------     -----       -----
      Total fixed income securities         2,208   $19,787     $(334)       504   $ 3,361     $(127)      $(461)
                                            =====   =======     =====      =====   =======     =====       =====

     As of December 31, 2006, $506 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $506 million, $481 million related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2006, the remaining $1 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost and related to below investment grade fixed income securities. These securities were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     As of December 31, 2006, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

     As of December 31, 2006 and 2005, the carrying value for cost method investments was $362 million and $213 million, respectively, which primarily included limited partnership interests in fund investments. Each cost method investment was evaluated utilizing certain criteria such as a measurement of the Company's percentage share of the investee's equity relative to the carrying value and certain financial trends to determine if an event or change in circumstance occurred that could indicate an other-than-temporary impairment existed. Investments meeting any one of these criteria were further evaluated and, if it was determined that an other-than-temporary impairment existed, the investment was written down to the estimated fair value. The estimated fair value was generally based on the fair value of the underlying investments in the limited partnership funds. It is not practicable to estimate the fair value of each cost method investment in accordance with paragraphs 14 and 15 of SFAS 107, "Disclosures about Fair Value of Financial Instruments" ("SFAS No. 107") because the investments are private in nature and do not trade frequently. In addition, the information that would be utilized to estimate fair value is not readily available. In both 2006 and 2005, the Company had write-downs of $0.1 million related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2006 and 2005 was $5 million and $3 million, respectively. No valuation allowances were held at December 31, 2006 or 2005 because the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. The Company recognized interest income on impaired loans of $0.4 million, $0.2 million and $2 million during 2006, 2005 and 2004, respectively. The average balance of impaired loans was $5 million, $6 million and $29 million during 2006, 2005 and 2004, respectively.

     No valuation allowances were charged to operations in 2006 or 2005. In 2004, a valuation allowance of $1 million was charged to operations and $1 million of a balance previously written off was recovered.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2006 and 2005.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)    2006    2005
                                                  ----    ----
California                                        20.4%   22.2%
New York                                          10.6     6.5
New Jersey                                         7.8     9.6
Texas                                              5.4     6.8
Pennsylvania                                       5.2     5.4

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2006 and 2005.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2006    2005
                                                       ----    ----
California                                             19.3%   16.6%
Illinois                                                9.7     8.5
Texas                                                   7.6     8.1
Pennsylvania                                            5.7     6.6
New York                                                5.1     5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2006     2005
                                                      -----    -----
Office buildings                                       34.7%    32.4%
Retail                                                 25.7     22.6
Warehouse                                              20.5     23.2
Apartment complex                                      15.5     18.4
Industrial                                              1.1      1.2
Other                                                   2.5      2.2
                                                      -----    -----
   Total                                              100.0%   100.0%
                                                      =====    =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2006 for loans that were not in foreclosure are as follows:

                  NUMBER OF   CARRYING
($ IN MILLIONS)     LOANS       VALUE    PERCENT
                  ---------   --------   -------
2007                  39       $  301       3.5%
2008                  75          576       6.6
2009                 118        1,156      13.3
2010                 103        1,299      14.9
2011                 101        1,248      14.4
Thereafter           453        4,110      47.3
                     ---       ------     -----
   Total             889       $8,690     100.0%
                     ===       ======     =====

     In 2006, $419 million of commercial mortgage loans were contractually due. Of these, 70% were paid as due, 24% were refinanced at prevailing market terms and 6% were extended for less than one year. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2006, the Company is not exposed to any credit concentration of risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities include securities lending programs with third parties, mostly large brokerage firms. At December 31, 2006 and 2005, fixed income securities with a carrying value of $1.74 billion and $1.81 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5 million, $5 million and $4 million, for the years ended December 31, 2006, 2005 and 2004, respectively.

     As part of its business activities, the Company sells securities under agreements to repurchase, primarily including a mortgage dollar roll program. At December 31, 2006 and 2005, the Company had $143 million and $87 million, respectively, of securities that were subject to repurchase agreements. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds.

Interest income recorded as a result of the program was $1 million, $9 million and $23 million for the years ended December 31, 2006, 2005 and 2004, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $3.26 billion and $3.13 billion at December 31, 2006 and 2005, respectively.

     At December 31, 2006, fixed income securities with a carrying value of $58 million were on deposit with regulatory authorities as required by law.

     At December 31, 2006, the carrying value of fixed income securities that were non-income producing was $10 million. No other investments were non-income producing at December 31, 2006.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not included in accordance with SFAS No. 107. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                           DECEMBER 31, 2006     DECEMBER 31, 2005
                          -------------------   -------------------
                          CARRYING     FAIR      CARRYING    FAIR
(IN MILLIONS)               VALUE      VALUE       VALUE     VALUE
                          --------   --------    --------   -------
Fixed income securities    $62,439    $62,439     $61,977   $61,977
Mortgage loans               8,690      8,761       8,108     8,290
Equity securities               72         72          67        67
Short-term investments         805        805         927       927
Policy loans                   752        752         729       729
Separate accounts           16,174     16,174      15,235    15,235

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. At December 31, 2006 and 2005, equity securities in the table above exclude $461 million and $257 million, respectively, of limited partnership interests, which are accounted for based on the cost method or equity method of accounting (see Notes 2 and 6). The remaining equity securities reflect common and preferred stocks, which are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                      DECEMBER 31, 2006    DECEMBER 31, 2005
                                                     ------------------   ------------------
                                                     CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                          VALUE     VALUE     VALUE       VALUE
                                                     --------   -------   --------   -------
Contractholder funds on investment contracts          $52,143   $50,124    $50,253   $48,269
Note payable to parent                                    500       500         --        --
Long-term debt                                            206       206        181       181
Liability for collateral and repurchase agreements      2,294     2,294      2,231     2,231
Separate accounts                                      16,174    16,174     15,235    15,235

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements under the provisions of SFAS No. 107. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies and funding agreements are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of the note payable to parent is deemed to approximate fair value due to the short-term nature of the note. The carrying value of long-term debt is deemed to approximate fair value. Liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset and liability purchases and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The exchange requires margin deposits as well as daily cash settlements of margin. As of December 31, 2006, the Company pledged $22 million of securities in the form of margin deposits. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources, including broker quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short-term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pretax income includes the settlements for derivatives, including the accrued periodic settlements, as well as changes in the fair value of freestanding and embedded derivatives. For those derivatives that qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pretax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.

($ IN MILLIONS)                           2006                           2005
                             -----------------------------  -----------------------------
                                            FAIR VALUE                     FAIR VALUE
                                       -------------------            -------------------   IMPACT TO PRETAX
                                       FAIR   CASH                     FAIR   CASH              INCOME
                             NOTIONAL  VALUE  FLOW    NON-  NOTIONAL  VALUE   FLOW   NON-  ------------------
                              AMOUNT   HEDGE  HEDGE  HEDGE   AMOUNT   HEDGE  HEDGE  HEDGE  2006   2005  2004
                             --------  -----  -----  -----  --------  -----  -----  -----  ----  -----  ----
RISK REDUCTION
   Interest rate exposure     $25,819   $ 24   $ --   $ 43   $22,304   $ 12    $--  $  82  $(45) $(161) $(241)
   Macro hedging                3,425     --     --      1     3,319     --     --      1    16     (9)   (32)
   Hedging of equity
      exposure in annuity
      contracts                 4,722     --    --     125     4,523     --     --     66   103     20     53
   Hedging interest rate
      and foreign currency
      risk inherent in
      funding agreements        1,948    366    --      --     2,501    327     --     --    13     77    143
   Other                          470      3    (17)    (4)      642      3     (6)    (1)  (75)   (10)    (8)

ASSET REPLICATION                 395     --    --       2       432     --     --     --     4      2      1

EMBEDDED DERIVATIVES
   Convertibles                   488     --    --     187       453     --     --    159    51     27     14
   Equity indexed notes           625     --    --     305       325     --     --    133    49     19     --
   Annuity contracts            6,122     --    --    (171)    4,494     --     --   (113)  (57)    (8)    13
                              -------   ----   ----   ----   -------   ----    ---  -----  ----  -----  -----
TOTAL                         $44,014   $393   $(17)  $488   $38,993   $342    $(6) $ 327  $ 59  $ (43) $ (57)
                              =======   ====   ====   ====   =======   ====    ===  =====  ====  =====  =====

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                CARRYING VALUE
                                         -----------------------------
                                             ASSETS      (LIABILITIES)
                                         -------------   -------------
(IN MILLIONS)                             2006    2005    2006    2005
                                         ------   ----   -----   -----
Fixed income securities                  $  492   $292   $  --   $  --
Other investments                           666    522      --      --
Other assets                                  3      3      --      --
Contractholder funds                         --     --    (171)   (113)
Other liabilities and accrued expenses       --     --    (126)    (41)
                                         ------   ----   -----   -----
   Total                                 $1,161   $817   $(297)  $(154)
                                         ======   ====   =====   =====

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(16) million and $(6) million at December 31, 2006 and 2005, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges resulted from changes in fair value of $(10) million, $17 million, and $(18) million in 2006, 2005 and 2004, respectively, and the amortization of gains to income of $3 million in 2004. Amortization to net income of accumulated other comprehensive income related to cash flow hedges is expected to be less than $1 million in 2007.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2006.

                                                                                    CARRYING VALUE
                                                            NOTIONAL     FAIR   ----------------------
($ IN MILLIONS)                                              AMOUNT     VALUE   ASSETS   (LIABILITIES)
                                                            --------    -----   ------   -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                               $14,529     $  24   $   30       $  (6)
Financial futures contracts                                   3,626         1        1          --
Interest rate cap and floor agreements                       12,065        27       26           1
                                                            -------     -----   ------       -----
Total interest rate contracts                                30,220        52       57          (5)
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                      4,521       125      233        (108)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                              1,551       362      375         (13)
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                 395         2        1           1
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit (1)                           1,608         7       --           7
Guaranteed withdrawal benefit (1)                             1,067         1       --           1
Conversion options in fixed income securities                   488       187      187          --
Equity-indexed call options in fixed income securities          625       305      305          --
Equity-indexed and forward starting options in life and
   annuity product contracts                                  3,343      (189)      --        (189)
Other embedded derivative financial instruments                 104        10       --          10
                                                            -------     -----   ------       -----
Total embedded derivative financial instruments               7,235       321      492        (171)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS                           92         2        3          (1)
                                                            -------     -----   ------       -----
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                      $44,014     $ 864   $1,161       $(297)
                                                            =======     =====   ======       =====

(1) These embedded derivative financial instruments relate to the Company's variable annuity business, which was fully reinsured to Prudential effective June 1, 2006 (see Note 3).

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2005:

                                                                                 CARRYING VALUE
                                                          NOTIONAL    FAIR   ----------------------
($ IN MILLIONS)                                            AMOUNT    VALUE   ASSETS   (LIABILITIES)
                                                          --------   -----   ------   -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                              $11,512   $  43    $ 49       $  (6)
Financial futures contracts                                  4,188       1       1          --
Interest rate cap and floor agreements                      10,792      51      49           2
                                                           -------   -----    ----       -----
Total interest rate contracts                               26,492      95      99          (4)
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                     3,948      66     101         (35)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                             2,765     321     323          (2)
Foreign currency futures contracts                              31      --      --          --
                                                           -------   -----    ----       -----
Total foreign currency contracts                             2,796     321     323          (2)
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                432      --      --          --
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                              1,208       2      --           2
Guaranteed withdrawal benefit                                  532      --      --          --
Conversion options in fixed income securities                  453     159     159          --
Equity-indexed call options in fixed income securities         325     133     133          --
Equity-indexed and forward starting options in life and
   annuity product contracts                                 2,650    (120)     --        (120)
Other embedded derivative financial instruments                132       4      (1)          5
                                                           -------   -----    ----       -----
Total embedded derivative financial instruments              5,300     178     291        (113)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS                          25       3       3          --
                                                           -------   -----    ----       -----
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                     $38,993   $ 663    $817       $(154)
                                                           =======   =====    ====       =====

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2006, counterparties pledged $357 million in cash to the Company and the Company pledged $10 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)

($ IN MILLIONS)                           2006                                                   2005
                  ----------------------------------------------------   ----------------------------------------------------
                  NUMBER OF                                EXPOSURE,     NUMBER OF                                EXPOSURE,
                   COUNTER-   NOTIONAL      CREDIT          NET OF        COUNTER-   NOTIONAL      CREDIT          NET OF
RATING (1)         PARTIES     AMOUNT    EXPOSURE (2)   COLLATERAL (2)    PARTIES     AMOUNT    EXPOSURE (2)   COLLATERAL (2)
----------        ---------   --------   ------------   --------------   ---------   --------   ------------   --------------
 AAA                   1       $   457       $ 10             $10             1       $   484       $ 10             $10
 AA                    5         8,124        137              32             5         6,171        123              25
 AA-                   6         7,484        201              21             3         3,484         14              14
 A+                    3        12,494         86              20             6        15,337        273              23
  A                   --            --         --              --             1            30         --              --
                     ---       -------       ----             ---            --       -------       ----             ---
Total                 15       $28,559       $434             $83            16       $25,506       $420             $72
                     ===       =======       ====             ===            ==       =======       ====             ===

----------
(1)  Rating is the lower of S&P's or Moody's ratings.

(2) For each counterparty, only over-the-counter derivatives with a net positive fair value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND INVESTMENT VIE NOT CONSOLIDATED

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                               2006                  2005
                                       -------------------   -------------------
                                       CONTRACTUAL    FAIR   CONTRACTUAL    FAIR
(IN MILLIONS)                            AMOUNT      VALUE      AMOUNT     VALUE
                                       -----------   -----   -----------   -----
Commitments to invest                         $707     $--          $569     $--
Private placement commitments                  112      --           205      --
Commitments to extend mortgage loans           527       5           407       4

     In the above table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets consisting primarily of investment securities and cash totaling $401 million and liabilities, primarily long-term debt, totaling $378 million at

December 31, 2006. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to its investment in the VIE is the current carrying value of its investment, which was $8 million at December 31, 2006.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN MILLIONS)                                                 2006      2005
                                                            -------   -------
Immediate annuities:
   Structured settlement annuities                           $6,950   $ 6,813
   Other immediate annuities                                  2,317     2,414
Traditional Life                                              2,234     2,094
Other                                                           703       560
                                                            -------   -------
      Total reserve for life-contingent contract benefits   $12,204   $11,881
                                                            =======   =======

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                          INTEREST              ESTIMATION
            PRODUCT                           MORTALITY                     RATE                  METHOD
Structured settlement annuities   U.S. population with projected     Interest rate        Present value of
                                  calendar year improvements;        assumptions range    contractually
                                  mortality rates adjusted for       from 4.1% to 11.7%   specified future
                                  each impaired life based on                             benefits
                                  reduction in life expectancy and
                                  nature of impairment

Other immediate annuities         1983 group annuity mortality       Interest rate        Present value of
                                  table                              assumptions range    expected future
                                  1983 individual annuity            from 1.9% to 11.5%   benefits based on
                                  mortality table                                         historical experience
                                  1983-a annuity mortality table

Traditional life                  Actual company experience plus     Interest rate        Net level premium
                                  loading                            assumptions range    reserve method using
                                                                     from 4.0% to 11.3%   the Company's
                                                                                          withdrawal experience
                                                                                          rates

Other:
   Variable annuity guaranteed    90% of 1994 group annuity          Interest rate        Projected benefit
      minimum death benefits      mortality table with internal      assumptions range    ratio applied to
                                  modifications                      from 6.5% to 7.0%    cumulative assessments

   Accident & health              Actual company experience plus                          Unearned premium;
                                  loading                                                 additional contract
                                                                                          reserves for
                                                                                          traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.13 billion and $1.34 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2006 and 2005, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN MILLIONS)                                       2006      2005
                                                  -------   -------
Interest-sensitive life                           $ 8,397   $ 7,917
Investment contracts:
   Fixed annuities                                 39,277    37,451
   Funding agreements backing medium-term notes    12,787    12,454
   Other investment contracts                         104       368
                                                  -------   -------
      Total contractholder funds                  $60,565   $58,190
                                                  =======   =======

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                        WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life              Interest rates credited range       Either a percentage of account balance or dollar
                                     from 2.0% to 6.0%                   amount grading off generally over 20 years

Fixed annuities                      Interest rates credited range       Either a declining or a level percentage charge
                                     from 1.3% to 11.5% for immediate    generally over nine years or less. Additionally,
                                     annuities and 0% to 10.0% for       approximately 28.3% of fixed annuities are
                                     fixed annuities (which include      subject to market value adjustment for
                                     equity-indexed annuities whose      discretionary withdrawals.
                                     returns are indexed to the S&P
                                     500)

Funding agreements backing           Interest rates credited range       Not applicable
medium-term notes                    from 2.5% to 7.0% (excluding
                                     currency-swapped medium-term
                                     notes)

Other investment contracts:
   Variable annuity guaranteed       Interest rates used in              Withdrawal and surrender charges are based on
      minimum income benefit (1)     establishing reserves range from    the terms of the related interest-sensitive life
      and secondary guarantees on    1.8% to 10.3%                       or fixed annuity contract.
      interest-sensitive life and
      fixed annuities

   Guaranteed investment contracts   Interest rates credited range       Generally not subject to discretionary withdrawal
                                     from 3.7% to 7.7%

   Other investment contracts        Not applicable                      Not applicable

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                                  2006      2005
                                                             -------   -------
Balance, beginning of year                                   $58,190   $53,939
   Deposits                                                    9,541    11,410
   Interest credited                                           2,600     2,340
   Benefits                                                   (1,500)   (1,336)
   Surrenders and partial withdrawals                         (4,627)   (3,839)
   Maturities of institutional products                       (2,726)   (3,090)
   Contract charges                                             (697)     (649)
   Net transfers to separate accounts                           (145)     (339)
   Fair value hedge adjustments for institutional products        38      (289)
   Other adjustments                                            (109)       43
                                                             -------   -------
Balance, end of year                                         $60,565   $58,190
                                                             =======   =======

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contracts guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to the Prudential Reinsurance Agreements as disclosed in Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $14.64 billion and $13.90 billion of equity, fixed income and balanced mutual funds and $674 million and $580 million of money market mutual funds at December 31, 2006 and 2005, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                DECEMBER 31,
                                                                           ---------------------
(IN MILLIONS)                                                                2006        2005
                                                                           ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                                                  $  15,269   $  14,465
   Net amount at risk (1)                                                  $   1,068   $   1,521
   Average attained age of contractholders                                  65 years    65 years

AT ANNUITIZATION
   Separate account value                                                  $   3,830   $   3,836
   Net amount at risk (2)                                                  $      64   $      45
   Weighted average waiting period until annuitization options available     4 years     6 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                  $   1,041   $     508
   Net amount at risk (3)                                                  $      --   $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                  $   1,595   $   1,175
   Net amount at risk (4)                                                  $      --   $      --
   Weighted average waiting period until guarantee date                     11 years    11 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees was established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                        LIABILITY FOR
                                          GUARANTEES
                                          RELATED TO      LIABILITY
                                        DEATH BENEFITS       FOR      LIABILITY FOR
                                             AND         GUARANTEES     GUARANTEES
                                           INTEREST-     RELATED TO     RELATED TO
                                           SENSITIVE       INCOME      ACCUMULATION
(IN MILLIONS)                            LIFE PRODUCTS    BENEFITS       BENEFITS     TOTAL
                                        --------------   ----------   -------------   -----
Balance at December 31, 2004                 $ 95           $ 45          $ (1)       $139
   Less reinsurance recoverables              (10)            --            --         (10)
                                             ----           ----          ----        ----
Net balance at December 31, 2004               85             45            (1)        129
Incurred guaranteed benefits                   50              6            (1)         55
Paid guarantee benefits                       (48)            --            --         (48)
                                             ----           ----          ----        ----
   Net change                                   2              6            (1)          7
Net balance at December 31, 2005               87             51            (2)        136
   Plus reinsurance recoverables               10             --            --          10
                                             ----           ----          ----        ----
Balance, December 31, 2005 (1)               $ 97           $ 51          $ (2)       $146
                                             ====           ====          ====        ====
   Less reinsurance recoverables              (10)            --            --         (10)
                                             ----           ----          ----        ----
Net balance at December 31, 2005               87             51            (2)        136
Variable annuity business disposition
   related reinsurance recoverables           (75)           (23)           12         (86)
Incurred guaranteed benefits                   23             (2)          (10)         11
Paid guarantee benefits                       (17)            (2)           --         (19)
                                             ----           ----          ----        ----
   Net change                                 (69)           (27)            2         (94)
Net balance at December 31, 2006               18             24            --          42
   Plus reinsurance recoverables               96             23            (8)        111
                                             ----           ----          ----        ----
Balance, December 31, 2006 (2)               $114           $ 47          $ (8)       $153
                                             ====           ====          ====        ====

----------
(1) Included in the total liability balance at December 31, 2005 are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.

(2) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(8) million and other guarantees of $51 million.

9. REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in 2006, the Company increased its mortality risk retention to $5 million per life for certain insurance applications meeting specific criteria. From October 1998 through December 2005, the Company ceded mortality risk on new life contracts that exceeded $2 million per life for individual coverage. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million per life for individual coverage.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2006, the Company had reinsurance recoverables of $1.49 billion due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2006, premiums and contract charges of $170 million, contract benefits of $29 million, interest credited to contractholder funds of $35 million, and operating costs and expenses of $64 million were ceded to Prudential pursuant to the Reinsurance Agreements. Prior to this disposal, the Company ceded 100% of the mortality and certain other risks related to product features on certain in-force variable annuity contracts. In addition, as of December 31, 2006 and 2005, the Company had reinsurance recoverables of $153 million and $150 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2006, the gross life insurance in force was $478 billion of which $236 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                              2006     2005     2004
                                                          ------   ------   ------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $2,326   $2,115   $2,098
Assumed
   Affiliate                                                  16       17       14
   Non-affiliate                                              30       27       12
Ceded--non-affiliate                                        (787)    (606)    (526)
                                                          ------   ------   ------
      Premiums and contract charges, net of reinsurance   $1,585   $1,553   $1,598
                                                          ======   ======   ======

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

(IN MILLIONS)                                  2006     2005     2004
                                              ------   ------   ------
CONTRACT BENEFITS
Direct                                        $1,886   $1,824   $1,762
Assumed
   Affiliate                                      11       10       11
   Non-affiliate                                  23       21        4
Ceded--non-affiliate                            (548)    (515)    (418)
                                              ------   ------   ------
      Contract benefits, net of reinsurance   $1,372   $1,340   $1,359
                                              ======   ======   ======

     Reinsurance recoverables at December 31 are summarized in the following table.

                      REINSURANCE
                 RECOVERABLE ON PAID
(IN MILLIONS)      AND UNPAID CLAIMS
                 -------------------
                    2006     2005
                   ------   ------
Annuities          $1,654   $  172
Life insurance      1,217    1,115
Long-term care        427      324
Other                  94       88
                   ------   ------
Total              $3,392   $1,699
                   ======   ======

     At December 31, 2006 and 2005, approximately 88% and 83%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

(IN MILLIONS)                            2006     2005     2004
                                        ------   ------   ------
BALANCE, BEGINNING OF YEAR              $3,948   $3,176   $3,202
Disposition of operation (1)(2)           (726)      --     (238)
Impact of adoption of SOP-03-1 (3)          --       --     (144)
Reinsurance (4)                             --       --       40
Acquisition costs deferred                 742      766      828
Amortization charged to income            (538)    (568)    (534)
Effect of unrealized gains and losses       59      574       22
                                        ------   ------   ------
BALANCE, END OF YEAR                    $3,485   $3,948   $3,176
                                        ======   ======   ======

----------
(1) In 2006, DAC was reduced in connection with the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

(2) In 2004, DAC was reduced in connection with the disposition of substantially all of the Company's direct response distribution business.

(3) In 2004, the impact of adoption of SOP 03-1 included a write-down in variable annuity DAC of $108 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $44 million, and an increase to DAC of $8 million for an adjustment to the effect of unrealized capital gains and losses.

(4) In 2004, DAC was increased as a result of certain reinsurance transactions with AHL and Columbia (see Note 5).

     Net amortization charged to income, due to the realization of capital (gains) and losses, includes $(50) million, $126 million and $120 million in 2006, 2005 and 2004, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business. During 2005 and 2004, DAC and DSI amortization was estimated using stochastic modeling and was significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005 and 8% in 2004. Whenever actual separate accounts fund performance based on the two most recent years varied from the expectation, the Company projected performance levels over the next five years such that the mean return over a seven-year period equaled the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company did not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluated the results of utilization of this process to confirm that it was reasonably possible that variable annuity and life fund performance would revert to the expected long-term mean within this time horizon.

     DSI activity for the twelve months ended December 31 was as follows:

(IN MILLIONS)                                    2006   2005   2004(2)
                                                 ----   ----   -------
BALANCE, BEGINNING OF YEAR                       $237   $134     $ 99
Disposition of operation (1)                      (70)    --       --
Sales inducements deferred                        105     99       55
Amortization charged to income                    (48)   (74)     (45)
Effects of unrealized gains and losses              1     78       25
                                                 ----   ----     ----
BALANCE, END OF YEAR                             $225   $237     $134
                                                 ====   ====     ====

----------
(1) In 2006, DSI was reduced in connection with the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

(2) The January 1, 2004 balance includes a $16 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office equipment. Total rent expense for all leases was $0.3 million in 2006 and $1 million in both 2005 and 2004.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $260 million at December 31, 2006. The obligations associated with these fixed income securities expire at various times during the next seven years.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2006.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from these matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In March 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and on January 16, 2007, the judge denied their request. The case otherwise remains pending. The EEOC also filed another lawsuit in October 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization ("EEOC II" suit). In EEOC II, in October 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC filed a motion for interlocutory appeal from the partial summary judgment, which was granted by the trial court on January 4, 2007. AIC has filed a petition for immediate review of two controlling issues of law to the Court of Appeals for the Eighth Circuit and that petition is currently pending. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In all of these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is defending a certified nationwide class action related to certain of its universal life policies written prior to 1992. The breach of contract claim involves premium increases that the Company charged related to those policies. Other life insurance companies have faced similar suits. The Company is vigorously defending this lawsuit, and the outcome of this dispute is currently uncertain.

     The Company is currently undergoing periodic market conduct examinations by state insurance regulators. In a recently concluded examination, regulators in the state of New York focused, as they have with other insurers, on one of the Company's New York subsidiary's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They found that this New York subsidiary failed to meet the requirements of certain applicable regulations. The New York subsidiary has settled this examination and has substantially completed customer remediation related to replacement sales and is completing its other obligations arising from the examination.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing, late trading and the issuance of funding agreements backing medium-term notes. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. Moreover, the Corporation has not received any communication from authorities related to the variable annuity market timing and late trading inquiries since November 2005. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

   Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12. INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Any subsidiary not eligible to join in the consolidated federal income tax return files a separate tax return.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 2002 tax year and the statute of limitations has expired for these years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                        2006     2005
                                    -----   -------
   DEFERRED ASSETS
Life and annuity reserves           $ 682   $   925
Other assets                           48        70
                                    -----   -------
   Total deferred assets              730       995
DEFERRED LIABILITIES
Deferred policy acquisition costs    (784)     (981)
Unrealized net capital gains         (175)     (317)
Other liabilities                     (29)      (37)
                                    -----   -------
   Total deferred liabilities        (988)   (1,335)
                                    -----   -------
      Net deferred liability        $(258)  $  (340)
                                    =====   =======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)               2006    2005    2004
                           -----   -----   -----
Current                    $ 136   $ 225   $ 236
Deferred                      60     (51)    (47)
                           -----   -----   -----
Total income tax expense   $ 196   $ 174   $ 189
                           =====   =====   =====

     The Company paid income taxes of $317 million, $156 million and $149 million in 2006, 2005 and 2004, respectively. The Company had a current income tax receivable of $49 million and a payable of $133 million at December 31, 2006 and 2005, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                            2006   2005   2004
                                            ----   ----   ----
Statutory federal income tax rate           35.0%  35.0%  35.0%
Adjustment for prior year tax liabilities   (1.6)  (3.9)  (0.1)
Dividends received deduction                (2.7)  (2.5)  (2.4)
Other                                        0.6    0.8    2.1
                                            ----   ----   ----
    Effective income tax rate               31.3%  29.4%  34.6%
                                            ====   ====   ====

13. CAPITAL STRUCTURE

DEBT OUTSTANDING

     Total debt outstanding at December 31 consisted of the following:

(IN MILLIONS)                                            2006   2005
                                                           ----   ----
6.18% Surplus Notes, due 2036                              $100   $ --
5.06% Surplus Notes, due 2035                               100    100
Mandatorily redeemable preferred stock - Series A             6     32
Structured investment security VIE obligations, due 2007     --     49
                                                           ----   ----
   Total long-term debt                                     206    181
Note payable to parent                                      500     --
                                                           ----   ----
   Total debt                                              $706   $181
                                                           ====   ====

     Certain of the Company's debt relates to intercompany obligations. These obligations, which include the Surplus Notes, preferred stock-Series A and note payable to parent, are discussed in Note 5 to the consolidated financial statements.

     The Company was the primary beneficiary of a consolidated structured investment security VIE. The Company's Consolidated Statements of Financial Position included $54 million of investments and $49 million of long-term debt as of December 31, 2005. In 2006, the debt associated with the VIE was redeemed.

14. STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2006, 2005 and 2004 was $281 million, $294 million and $293 million, respectively. Statutory capital and surplus was $3.36 billion and $3.66 billion as of December 31, 2006 and 2005, respectively.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $675 million in 2006. This amount was in excess of the $366 million that was allowed under Illinois insurance law based on 2005 formula amounts. The Company received approval from the IL DOI for the portion of the 2006 dividends in excess of this amount. Based on 2006 ALIC statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2007 is $336 million, less dividends paid during the preceding twelve months measured at that point in time.

15. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2006, 2005 and 2004 was $32 million, $18 million and $17 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $6 million, $6 million and $8 million for postretirement benefits other than pension plans in 2006, 2005 and 2004, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $12 million, $10 million, and $14 million in 2006, 2005 and 2004, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                             2006                    2005                    2004
                                    ---------------------   ---------------------   ---------------------
                                                    AFTER                   AFTER                  AFTER-
(IN MILLIONS)                       PRETAX    TAX    -TAX   PRETAX    TAX   -TAX    PRETAX   TAX    TAX
                                    ------   ----   -----   ------   ----   -----   ------   ---   ------
Unrealized holding (losses) gains
   arising during the period,
   net of related offsets           $(493)   $172   $(321)   $(724)  $254   $(470)   $(113)  $40    $(73)
Less: reclassification
   adjustment                         (89)     31     (58)     (69)    24     (45)     (51)   18     (33)
                                    -----    ----   -----    -----   ----   -----    -----   ---    ----
UNREALIZED NET CAPITAL
   (LOSSES) GAINS                    (404)    141    (263)    (655)   230    (425)     (62)   22     (40)
                                    -----    ----   -----    -----   ----   -----    -----   ---    ----
Other comprehensive (loss)
   income                           $(404)   $141   $(263)   $(655)  $230   $(425)   $ (62)  $22    $(40)
                                    =====    ====   =====    =====   ====   =====    =====   ===    ====

                    --------------------------------------------------
                    ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006 AND FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2006, the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2006, the results of operations for the period then ended, the changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 14, 2007

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.                         AIM V. I.       AIM V. I.                          AIM V. I.
                                    Basic         AIM V. I.          Capital         Capital          AIM V. I.      Diversified
                                  Balanced       Basic Value      Appreciation     Development      Core Equity        Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    49,292,977  $    31,399,327  $   195,354,288  $    24,595,620  $   232,390,664  $    22,590,660
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    49,292,977  $    31,399,327  $   195,354,288  $    24,595,620  $   232,390,664  $    22,590,660
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    49,269,266  $    31,390,189  $   195,068,066  $    24,549,960  $   231,959,462  $    22,573,358
Contracts in payout
   (annuitization) period              23,711            9,138          286,222           45,660          431,202           17,302

   Total net assets           $    49,292,977  $    31,399,327  $   195,354,288  $    24,595,620  $   232,390,664  $    22,590,660
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,135,317        2,350,249        7,450,583        1,334,543        8,537,497        2,728,341
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    46,744,006  $    24,582,290  $   187,573,769  $    17,194,088  $   208,969,378  $    25,263,495
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.92  $         12.55  $          6.32  $         13.09  $          7.92  $         11.21
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.65  $         14.68  $         15.94  $         18.48  $         20.23  $         13.84
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.                        AIM V. I.         AIM V.I.        AIM V. I.
                                 Government        AIM V. I.     International      Large Cap         Mid Cap          AIM V. I.
                                 Securities       High Yield        Growth           Growth         Core Equity      Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    25,476,630  $    13,245,194  $    62,827,329  $    19,085,776  $    28,748,982  $    21,079,862
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    25,476,630  $    13,245,194  $    62,827,329  $    19,085,776  $    28,748,982  $    21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    25,424,933  $    13,218,196  $    62,759,515  $    19,080,483  $    28,740,025  $    21,047,556
Contracts in payout
   (annuitization) period              51,697           26,998           67,814            5,293            8,957           32,306

   Total net assets           $    25,476,630  $    13,245,194  $    62,827,329  $    19,085,776  $    28,748,982  $    21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,159,036        2,164,247        2,134,806        1,392,106        2,126,404       21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    25,636,770  $    13,920,072  $    41,854,464  $    17,154,201  $    26,358,835  $    21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.03  $         10.38  $         11.76  $         11.07  $         12.35  $         10.51
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.17  $         14.92  $         22.74  $         11.11  $         16.59  $         12.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                AIM Variable     AIM Variable       Insurance        Insurance       Insurance        Insurance
                                  Insurance        Insurance          Funds            Funds           Funds            Funds
                                    Funds            Funds          Series II        Series II       Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                   AIM V. I.                         AIM V. I.        AIM V. I.
                                 AIM V. I.        AIM V. I.          Basic          AIM V. I.         Capital          Capital
                                 Technology       Utilities       Balanced II     Basic Value II  Appreciation II   Development II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,519,397  $    14,683,003  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     5,519,397  $    14,683,003  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,519,397  $    14,670,527  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
Contracts in payout
   (annuitization) period                   -           12,476                -                -                -                -

   Total net assets           $     5,519,397  $    14,683,003  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      393,680          691,616          163,658        1,676,555          319,338           32,563
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     4,510,860  $    10,199,090  $     1,538,785  $    17,716,504  $     6,748,429  $       438,301
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.08  $         17.30  $         10.90  $         12.29  $         10.74  $         14.02
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.28  $         17.58  $         11.34  $         16.40  $         14.45  $         14.52
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable    AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance       Insurance         Insurance       Insurance        AIM Variable
                                   Funds            Funds           Funds             Funds           Funds            Insurance
                                 Series II        Series II       Series II         Series II       Series II            Funds
                                Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account        Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.       AIM V. I.                         AIM V. I.         AIM V. I.
                                    Core          Diversified     Government        AIM V. I.      International      Large Cap
                                 Equity II         Income II     Securities II    High Yield II      Growth II        Growth II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      195,999           67,214          116,053          120,205           54,644           76,666
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     4,812,271  $       591,865  $     1,420,848  $       693,344  $     1,066,748  $       937,852
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.71  $         11.16  $         10.63  $         13.71  $         18.12  $         11.04
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.02  $         11.61  $         11.06  $         14.20  $         18.87  $         11.09
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Alliance        Alliance
                                AIM Variable     AIM Variable     AIM Variable     AIM Variable      Bernstein        Bernstein
                                 Insurance        Insurance        Insurance         Insurance        Variable        Variable
                                   Funds            Funds            Funds             Funds          Product          Product
                                 Series II        Series II        Series II         Series II      Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                       Alliance
                                  AIM V. I.        AIM V. I.                                          Alliance        Bernstein
                                Mid Cap Core        Money          AIM V. I.         AIM V. I.       Bernstein         Growth &
                                 Equity II        Market II      Technology II     Utilities II       Growth            Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,990,093  $     2,143,457  $       123,414  $       872,686  $    59,864,519  $   203,749,520
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,990,093  $     2,143,457  $       123,414  $       872,686  $    59,864,519  $   203,749,520
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,974,389  $     2,143,457  $       123,414  $       872,686  $    59,825,756  $   203,595,016
Contracts in payout
   (annuitization) period              15,704                -                -                -           38,763          154,504

   Total net assets           $     6,990,093  $     2,143,457  $       123,414  $       872,686  $    59,864,519  $   203,749,520
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      520,871        2,143,457            8,872           41,320        3,008,267        7,565,894
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     6,598,219  $     2,143,457  $        99,710  $       637,390  $    52,543,801  $   162,214,041
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.17  $          9.58  $         11.89  $         17.13  $          6.65  $         11.89
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.29  $         10.13  $         12.12  $         17.38  $         15.16  $         16.12
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Alliance         Alliance         Alliance         Alliance        Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein        Bernstein        American
                                  Variable         Variable         Variable        Variable          Variable         Century
                                  Product          Product          Product          Product          Product         Variable
                                Series Fund      Series Fund      Series Fund      Series Fund      Series Fund    Portfolios, Inc
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  Alliance         Alliance         Alliance        Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein         Alliance        American
                               International      Large Cap        Small/Mid         Utility         Bernstein         Century
                                   Value           Growth          Cap Value         Income            Value         VP Balanced
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    41,512,924  $    44,053,130  $    49,368,437  $     6,118,846  $     4,624,453  $        50,165
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    41,512,924  $    44,053,130  $    49,368,437  $     6,118,846  $     4,624,453  $        50,165
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    41,512,924  $    44,053,130  $    49,368,437  $     6,084,172  $     4,624,453  $        50,165
Contracts in payout
   (annuitization) period                   -                -                -           34,674                -                -

   Total net assets           $    41,512,924  $    44,053,130  $    49,368,437  $     6,118,846  $     4,624,453  $        50,165
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,677,968        1,670,578        2,742,691          247,526          309,328            6,662
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    33,484,283  $    40,679,945  $    41,869,643  $     5,146,821  $     4,092,646  $        48,959
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.53  $          6.20  $         18.13  $         13.09  $         12.57  $         15.21
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.88  $         13.69  $         19.03  $         13.38  $         12.85  $         15.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                   Dreyfus
                                  American         Socially                          Dreyfus          Dreyfus          Dreyfus
                                  Century        Responsible                         Variable         Variable         Variable
                                  Variable          Growth       Dreyfus Stock      Investment       Investment       Investment
                              Portfolios, Inc     Fund, Inc.       Index Fund          Fund             Fund             Fund
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   Dreyfus
                                  American        Socially
                                 Century VP      Responsible     Dreyfus Stock     VIF Growth &         VIF           VIF Small
                               International     Growth Fund       Index Fund         Income        Money Market    Company Stock
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        3,000            8,186           41,340           12,825          803,351            3,922
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        33,350  $       228,708  $     1,183,506  $       270,071  $       803,351  $        64,949
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         16.29  $          6.35  $          9.36  $          9.61  $         10.13  $         16.58
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.29  $         11.93  $         14.76  $         13.51  $         12.13  $         17.51
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                    DWS              DWS              DWS              DWS              DWS              DWS
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                  Series I         Series I         Series I         Series I         Series I        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   DWS VIP          DWS VIP          DWS VIP
                                  DWS VIP          Capital           Global         Growth and        DWS VIP          DWS VIP
                                   Bond A          Growth A      Opportunities       Income A      International      Balanced A
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       798,767  $     1,779,261  $     1,798,972  $     1,239,514  $       814,711  $     2,090,132
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       798,767  $     1,779,261  $     1,798,972  $     1,239,514  $       814,711  $     2,090,132
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       792,592  $     1,775,591  $     1,798,972  $     1,239,514  $       812,474  $     2,078,149
Contracts in payout
   (annuitization) period               6,175            3,670                -                -            2,237           11,983

   Total net assets           $       798,767  $     1,779,261  $     1,798,972  $     1,239,514  $       814,711  $     2,090,132
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      113,623           97,547           99,172          113,301           60,709           85,451
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       786,525  $     1,606,699  $     1,178,264  $       996,939  $       584,035  $     1,835,669
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.90  $         11.32  $         25.64  $         11.23  $         14.47  $         11.63
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.01  $         11.41  $         25.85  $         11.32  $         14.59  $         11.65
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                     Fidelity         Fidelity         Fidelity
                                    DWS              DWS           Federated         Variable         Variable         Variable
                                  Variable         Variable        Insurance        Insurance        Insurance        Insurance
                                 Series II        Series II          Series       Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   DWS VIP         Federated
                                  DWS VIP         Small Cap          Prime                              VIP
                              Money Market A II    Growth A      Money Fund II    VIP Contrafund   Equity-Income      VIP Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,012,899  $       575,753  $     5,996,451  $    15,496,580  $     4,158,586  $     7,661,815
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,012,899  $       575,753  $     5,996,451  $    15,496,580  $     4,158,586  $     7,661,815
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,012,899  $       575,753  $     5,991,844  $    15,425,019  $     4,121,571  $     7,661,815
Contracts in payout
   (annuitization) period                   -                -            4,607           71,561           37,015                -

   Total net assets           $     1,012,899  $       575,753  $     5,996,451  $    15,496,580  $     4,158,586  $     7,661,815
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,012,899           40,575        5,996,451          492,424          158,725          213,600
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,012,899  $       496,894  $     5,996,451  $    11,959,172  $     3,705,816  $     8,338,209
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.06  $         12.11  $         10.10  $         12.89  $         13.78  $          6.78
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.07  $         12.13  $         12.76  $         22.81  $         17.03  $         14.44
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Fidelity          Fidelity
                                  Fidelity        Fidelity        Fidelity        Fidelity        Variable          Variable
                                  Variable        Variable        Variable        Variable        Insurance         Insurance
                                 Insurance       Insurance       Insurance       Insurance      Products Fund     Products Fund
                               Products Fund   Products Fund   Products Fund   Products Fund  (Service Class 2) (Service Class 2)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              --------------- --------------- --------------- --------------- ----------------- -----------------

                                                                                                  VIP Asset
                                  VIP High          VIP        VIP Investment                   Manager Growth    VIP Contrafund
                                   Income        Index 500       Grade Bond     VIP Overseas  (Service Class 2) (Service Class 2)
                              --------------- --------------- --------------- --------------- ----------------- -----------------
ASSETS
Investments at fair value     $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,839,668
                              --------------- --------------- --------------- --------------- ----------------- -----------------

   Total assets               $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,839,668
                              =============== =============== =============== =============== ================= =================

NET ASSETS
Accumulation units            $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,831,368
Contracts in payout
   (annuitization) period                   -               -               -               -                 -             8,300

   Total net assets           $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,839,668
                              =============== =============== =============== =============== ================= =================

FUND SHARE INFORMATION
Number of shares                      511,632          72,776         321,038         155,366             4,707         2,502,079
                              =============== =============== =============== =============== ================= =================

Cost of investments           $     3,418,003 $     9,559,494 $     4,108,936 $     2,718,234 $          58,429 $      76,644,082
                              =============== =============== =============== =============== ================= =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.34 $          9.42 $         13.97 $         10.92 $           10.58 $           10.21
                              =============== =============== =============== =============== ================= =================

   Highest                    $         11.61 $         10.93 $         14.39 $         13.89 $           10.73 $           18.33
                              =============== =============== =============== =============== ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity         Fidelity           Fidelity
                              Variable          Variable          Variable          Variable         Variable           Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                        VIP                VIP
                                 VIP           VIP Freedom       VIP Freedom       VIP Freedom    Freedom Growth     Freedom Income
                            Equity-Income    2010 Portfolio    2020 Portfolio    2030 Portfolio   Stock Portfolio       Portfolio
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets           $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
                          ================ ================= ================= ================= ================= =================

NET ASSETS
Accumulation units        $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
Contracts in payout
   (annuitization) period                -                 -                 -                 -                 -                 -

   Total net assets       $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
                          ================ ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   153,808           296,980           171,756            92,308            38,120            52,510
                          ================ ================= ================= ================= ================= =================

Cost of investments       $      3,353,511 $       3,330,330 $       2,042,920 $       1,110,442 $         427,299 $         567,635
                          ================ ================= ================= ================= ================= =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                 $          12.91 $           10.42 $           10.46 $           10.48 $            9.73 $           10.33
                          ================ ================= ================= ================= ================= =================

   Highest                $          16.42 $           10.48 $           10.51 $           10.52 $            9.77 $           10.37
                          ================ ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity         Fidelity           Fidelity
                              Variable          Variable          Variable          Variable         Variable           Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            VIP Growth &                          VIP High                         VIP Investment
                               Income          VIP Growth          Income        VIP Index 500       Grade Bond        VIP MidCap
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets           $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
                          ================ ================= ================= ================= ================= =================

NET ASSETS
Accumulation units        $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
Contracts in payout
   (annuitization) period                -                 -                 -                 -                 -                 -

   Total net assets       $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
                          ================ ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   915,546            18,476         1,760,197            24,559             1,690           666,143
                          ================ ================= ================= ================= ================= =================

Cost of investments       $     13,092,809 $         534,972 $      11,127,911 $       3,353,772 $          22,007 $    21,  778,097
                          ================ ================= ================= ================= ================= =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                 $          12.11 $            8.44 $           11.28 $           10.76 $           11.78 $            9.83
                          ================ ================= ================= ================= ================= =================

   Highest                $          12.38 $           12.31 $           15.26 $           14.53 $           11.78 $           13.47
                          ================ ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
--------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Franklin      Franklin       Franklin        Franklin
                              Variable          Variable          Templeton     Templeton      Templeton       Templeton
                              Insurance         Insurance         Variable      Variable       Variable        Variable
                            Products Fund     Products Fund       Insurance     Insurance      Insurance      Insurance
                          (Service Class 2) (Service Class 2)  Products Trust Products Trust Products Trust Products Trust
                             Sub-Account       Sub-Account       Sub-Account    Sub-Account    Sub-Account   Sub-Account
                          ----------------- ----------------- --------------- -------------- -------------- --------------

                                                                                 Franklin
                             VIP Money                           Franklin       Growth and                     Franklin
                               Market         VIP Overseas    Flex Cap Growth     Income     Franklin High     Income
                          (Service Class 2) (Service Class 2)   Securities      Securities    Income Sec 2    Securities
                          ----------------- ----------------- --------------- -------------- -------------- --------------
ASSETS
Investments at fair value $      11,107,199 $         135,042 $     4,724,713 $   93,369,310 $   13,689,318 $  272,191,116
                          ----------------- ----------------- --------------- -------------- -------------- --------------

   Total assets           $      11,107,199 $         135,042 $     4,724,713 $   93,369,310 $   13,689,318 $  272,191,116
                          ================= ================= =============== ============== ============== ==============

NET ASSETS
Accumulation units        $      11,107,199 $         135,042 $     4,724,713 $   93,138,431 $   13,689,318 $  271,996,820
Contracts in payout
   (annuitization) period                 -                 -               -        230,879              -        194,296

   Total net assets       $      11,107,199 $         135,042 $     4,724,713 $   93,369,310 $   13,689,318 $  272,191,116
                          ================= ================= =============== ============== ============== ==============

FUND SHARE INFORMATION
Number of shares                 11,107,199             5,686         424,121      5,617,889      1,998,441     15,679,212
                          ================= ================= =============== ============== ============== ==============

Cost of investments       $      11,107,199 $          96,937 $     4,470,158 $   79,626,463 $   13,221,125 $  246,282,885
                          ================= ================= =============== ============== ============== ==============

ACCUMULATION UNIT FAIR VALUE
   Lowest                 $           10.16 $           13.17 $         11.35 $        16.34 $        11.44 $        12.73
                          ================= ================= =============== ============== ============== ==============

   Highest                $           10.23 $           19.44 $         11.61 $        17.33 $        11.80 $        13.19
                          ================= ================= =============== ============== ============== ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  Franklin         Franklin         Franklin
                                    Large            Small       Small-Mid Cap
                                 Cap Growth       Cap Value          Growth        Franklin U.S.       Mutual       Mutual Shares
                                 Securities       Securities       Securities       Government        Discovery      Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    64,820,282  $    78,437,143  $     3,789,342  $    20,542,016  $    18,246,492  $   219,783,945
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    64,820,282  $    78,437,143  $     3,789,342  $    20,542,016  $    18,246,492  $   219,783,945
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    64,782,376  $    78,389,778  $     3,789,342  $    20,518,006  $    18,246,492  $   219,443,825
Contracts in payout
   (annuitization) period              37,906           47,365                -           24,010                -          340,120

   Total net assets           $    64,820,282  $    78,437,143  $     3,789,342  $    20,542,016  $    18,246,492  $   219,783,945
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,935,658        4,174,409          171,231        1,640,736          839,691       10,736,881
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    59,219,274  $    61,811,399  $     2,468,226  $    20,633,906  $    16,454,208  $   180,522,969
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.18  $         12.95  $          7.77  $         10.27  $         10.95  $         13.51
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.50  $         22.19  $         20.62  $         10.66  $         13.85  $         22.93
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin         Franklin
                                  Templeton        Templeton        Templeton        Templeton      Goldman Sachs   Goldman Sachs
                                  Variable         Variable         Variable         Variable          Variable       Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance       Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust        Trust           Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 Templeton
                                 Developing        Templeton        Templeton        Templeton
                                   Markets          Foreign       Global Income       Growth            VIT        VIT Growth and
                                 Securities       Securities       Securities       Securities     Capital Growth      Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    39,373,827  $   206,971,216  $     3,600,016  $     5,394,661  $        61,702  $     9,037,250
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    39,373,827  $   206,971,216  $     3,600,016  $     5,394,661  $        61,702  $     9,037,250
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    39,309,581  $   206,909,123  $     3,516,548  $     5,394,661  $        61,702  $     9,037,250
Contracts in payout
   (annuitization) period              64,246           62,093           83,468                -                -                -

   Total net assets           $    39,373,827  $   206,971,216  $     3,600,016  $     5,394,661  $        61,702  $     9,037,250
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,855,245       11,056,155          232,259          338,648            5,328          649,694
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    26,476,798  $   166,222,513  $     3,276,383  $     4,103,191  $        61,756  $     8,085,245
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         21.15  $         12.47  $         14.92  $         14.62  $          7.75  $         12.49
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         33.24  $         20.87  $         20.22  $         20.75  $         11.60  $         13.43
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                               Goldman Sachs   Goldman Sachs   Goldman Sachs   Goldman Sachs
                                  Variable        Variable        Variable        Variable                       Janus Aspen
                                 Insurance       Insurance       Insurance       Insurance         Janus           Series
                                   Trust           Trust           Trust           Trust        Aspen Series   (Service Shares)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                              --------------- --------------- --------------- --------------- --------------- -----------------

                                                                    VIT             VIT
                                    VIT                          Structured      Structured
                               International        VIT          Small Cap      U.S. Equity        Forty        Foreign Stock
                                   Equity      Mid Cap Value    Equity Fund         Fund         Portfolio     (Service Shares)
                              --------------- --------------- --------------- --------------- --------------- -----------------
ASSETS
Investments at fair value     $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
                              --------------- --------------- --------------- --------------- --------------- -----------------

   Total assets               $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
                              =============== =============== =============== =============== =============== =================

NET ASSETS
Accumulation units            $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
Contracts in payout
   (annuitization) period                   -               -               -               -               -                 -

   Total net assets           $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
                              =============== =============== =============== =============== =============== =================

FUND SHARE INFORMATION
Number of shares                          512         637,360       1,632,386         951,720             740             2,784
                              =============== =============== =============== =============== =============== =================

Cost of investments           $         5,091 $    10,348,779 $    23,813,446 $    12,465,220 $        15,895 $          31,381
                              =============== =============== =============== =============== =============== =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.48 $         12.79 $         12.32 $          9.82 $         13.63 $           19.01
                              =============== =============== =============== =============== =============== =================

   Highest                    $         15.48 $         26.50 $         20.87 $         13.81 $         13.63 $           19.01
                              =============== =============== =============== =============== =============== =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                  Legg Mason      Legg Mason
                                   Lazard          Partners        Partners
                                 Retirement        Variable         Variable       Lord Abbett      Lord Abbett      Lord Abbett
                                Series, Inc.  Portfolios I, Inc Portfolios I, Inc  Series Fund      Series Fund      Series Fund
                                Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  Legg Mason      Legg Mason
                                                   Variable        Variable
                                  Emerging         All Cap         Investors                                          Growth and
                                   Markets       Portfolio I      Portfolio I       All Value      Bond-Debenture       Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,209,459  $    43,120,042
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,209,459  $    43,120,042
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,182,279  $    43,043,571
Contracts in payout
   (annuitization) period                   -                -                -                -           27,180           76,471

   Total net assets           $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,209,459  $    43,120,042
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        1,055              383              574          894,050        2,889,312        1,469,667
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        12,141  $         5,572  $         7,398  $    13,288,499  $    34,602,513  $    40,539,379
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         40.36  $         14.32  $         13.37  $         12.66  $         10.86  $         12.49
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         40.36  $         14.32  $         13.37  $         13.05  $         11.19  $         12.87
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable     MFS Variable     MFS Variable    MFS Variable
                                Lord Abbett      Lord Abbett        Insurance        Insurance        Insurance       Insurance
                                Series Fund      Series Fund          Trust            Trust            Trust           Trust
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                   Growth          Mid-Cap        MFS Emerging         MFS         MFS Investors       MFS New
                               Opportunities        Value            Growth        High Income         Trust          Discovery
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      890,027        2,402,927          106,190           72,943          161,043          197,148
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    12,352,984  $    51,326,603  $     2,789,550  $       695,455  $     2,797,217  $     2,845,323
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.92  $         12.79  $          5.59  $         12.80  $          9.56  $          9.53
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.27  $         13.18  $         14.18  $         13.18  $         11.52  $         19.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  MFS Variable     MFS Variable     MFS Variable
                                MFS Variable     MFS Variable     MFS Variable      Insurance        Insurance        Insurance
                                  Insurance        Insurance        Insurance         Trust            Trust            Trust
                                    Trust            Trust            Trust      (Service Class)  (Service Class)  (Service Class)
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                   MFS Emerging    MFS Investors       MFS New
                                                 MFS Research                         Growth           Trust          Discovery
                                MFS Research         Bond        MFS Utilities   (Service Class)  (Service Class)  (Service Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       78,791          216,283           11,968           27,947           35,201           63,219
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,433,762  $     2,511,933  $       264,444  $       444,903  $       552,956  $       793,153
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.97  $         14.02  $         17.52  $          8.41  $         10.34  $         10.01
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.35  $         14.44  $         18.00  $         13.39  $         13.75  $         13.95
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable     MFS Variable    Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Insurance        Insurance         Variable         Variable         Variable         Variable
                                   Trust            Trust          Investment       Investment       Investment       Investment
                              (Service Class)  (Service Class)       Series           Series           Series           Series
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                MFS Research    MFS Utilities      Aggressive        Dividend                          European
                              (Service Class)  (Service Class)       Equity           Growth           Equity           Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       463,747  $     1,714,985  $    28,821,262  $   439,540,679  $   351,734,403  $   131,420,105
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       463,747  $     1,714,985  $    28,821,262  $   439,540,679  $   351,734,403  $   131,420,105
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       463,747  $     1,714,985  $    28,781,247  $   434,681,649  $   349,224,238  $   130,646,306
Contracts in payout
   (annuitization) period                   -                -           40,015        4,859,030        2,510,165          773,799

   Total net assets           $       463,747  $     1,714,985  $    28,821,262  $   439,540,679  $   351,734,403  $   131,420,105
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       25,850           59,117        1,940,826       26,590,483       11,870,888        5,184,225
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       343,269  $     1,116,941  $    25,244,665  $ 1,323,992,080  $   374,572,231  $    89,307,176
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.85  $         14.20  $          8.61  $         11.33  $          8.03  $         11.18
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.17  $         19.54  $         13.53  $         42.88  $        105.84  $         52.86
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                    Global
                                  Global           Dividend                                           Limited
                                 Advantage          Growth         High Yield     Income Builder      Duration       Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    15,727,786  $   154,443,261  $    26,456,357  $    32,763,899  $    32,271,153  $   124,279,183
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    15,727,786  $   154,443,261  $    26,456,357  $    32,763,899  $    32,271,153  $   124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    15,722,760  $   153,255,312  $    26,197,423  $    32,715,994  $    32,244,584  $   123,511,747
Contracts in payout
   (annuitization) period               5,026        1,187,949          258,934           47,905           26,569          767,436

   Total net assets           $    15,727,786  $   154,443,261  $    26,456,357  $    32,763,899  $    32,271,153  $   124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,535,917        8,671,716       22,807,204        2,410,883        3,400,543      124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    13,694,351  $   109,048,611  $    39,656,865  $    26,994,908  $    33,698,642  $   124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.72  $         14.64  $          4.93  $         13.87  $         10.99  $         10.18
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.38  $         28.79  $         18.36  $         18.98  $         12.33  $         24.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                              Morgan Stanley    Morgan Stanley
                               Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley     Variable         Variable
                                  Variable       Variable        Variable        Variable       Investment       Investment
                                 Investment      Investment      Investment      Investment       Series           Series
                                   Series          Series          Series          Series    (Class Y Shares)  (Class Y Shares)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                              --------------- --------------- --------------- --------------- --------------- -----------------

                                                                                                 Aggressive       Dividend
                                  Quality                                                          Equity          Growth
                                Income Plus    S&P 500 Index     Strategist       Utilities   (Class Y Shares) (Class Y Shares)
                              --------------- --------------- --------------- --------------- --------------- -----------------
ASSETS
Investments at fair
   value                      $   170,943,218 $    77,960,121 $   241,744,152 $   132,186,466 $    30,430,084 $     129,082,212
                              --------------- --------------- --------------- --------------- --------------- -----------------

   Total assets               $   170,943,218 $    77,960,121 $   241,744,152 $   132,186,466 $    30,430,084 $     129,082,212
                              =============== =============== =============== =============== =============== =================

NET ASSETS
Accumulation units            $   168,698,609 $    77,606,780 $   238,612,829 $   130,444,173 $    30,430,084 $     129,049,431
Contracts in payout
   (annuitization) period           2,244,609         353,341       3,131,323       1,742,293               -            32,781

   Total net assets           $   170,943,218 $    77,960,121 $   241,744,152 $   132,186,466 $    30,430,084 $     129,082,212
                              =============== =============== =============== =============== =============== =================

FUND SHARE INFORMATION
Number of shares                   16,264,816       5,987,720      14,624,571       6,799,715       2,077,139         7,818,426
                              =============== =============== =============== =============== =============== =================

Cost of investments           $   171,574,188 $    62,635,811 $   219,322,345 $   107,431,929 $    22,420,484 $     103,687,547
                              =============== =============== =============== =============== =============== =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.09 $          9.51 $         12.04 $         10.03 $          8.20 $           10.96
                              =============== =============== =============== =============== =============== =================

   Highest                    $         34.48 $         12.66 $         50.41 $         36.08 $         17.48 $           14.90
                              =============== =============== =============== =============== =============== =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment       Investment       Investment       Investment       Investment       Investment
                                    Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                   European         Global            Global
                                  Equity            Growth         Advantage     Dividend Growth     High Yield     Income Builder
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $    110,188,955 $     44,439,273 $     10,540,924 $     72,766,591 $     28,708,441 $     43,340,845
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

   Total assets               $    110,188,955 $     44,439,273 $     10,540,924 $     72,766,591 $     28,708,441 $     43,340,845
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $    110,153,233 $     44,430,462 $     10,540,924 $     72,740,289 $     28,708,441 $     43,322,831
Contracts in payout
   (annuitization) period               35,722            8,811                -           26,302                -           18,014

   Total net assets           $    110,188,955 $     44,439,273 $     10,540,924 $     72,766,591 $     28,708,441 $     43,340,845
                              ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                     3,742,831        1,764,163        1,034,438        4,120,419       24,748,656        3,196,228
                              ================ ================ ================ ================ ================ ================

Cost of investments           $     91,669,677 $     29,819,434 $      8,146,533 $     50,911,434 $     29,418,806 $     34,268,427
                              ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $           7.55 $          10.76 $           8.39 $          14.10 $           5.88 $          12.84
                              ================ ================ ================ ================ ================ ================

    Highest                   $          15.53 $          19.32 $          17.15 $          18.47 $          13.89 $          15.11
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                  Limited                           Quality
                                  Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $    110,354,650 $     99,057,805 $    205,029,703 $    161,681,023 $     98,825,765 $     33,317,211
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

    Total assets              $    110,354,650 $     99,057,805 $    205,029,703 $    161,681,023 $     98,825,765 $     33,317,211
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $    110,310,580 $     98,997,936 $    204,823,271 $    161,660,867 $     98,797,619 $     33,296,700
Contracts in payout
   (annuitization) period               44,070           59,869          206,432           20,156           28,146           20,511

   Total net assets           $    110,354,650 $     99,057,805 $    205,029,703 $    161,681,023 $     98,825,765 $     33,317,211
                              ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                    11,653,078       99,057,805       19,545,253       12,514,011        5,985,813        1,714,730
                              ================ ================ ================ ================ ================ ================

Cost of investments           $    115,508,604 $     99,057,805 $    205,081,599 $    126,245,023 $     89,302,043 $     26,856,403
                              ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $           9.81 $           9.78 $          10.78 $           9.04 $          11.62 $           9.13
                              ================ ================ ================ ================ ================ ================

   Highest                    $          11.44 $          10.72 $          14.07 $          15.46 $          15.81 $          18.27
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                           Neuberger & Berman Neuberger & Berman  Oppernheimer    Oppernheimer      Oppernheimer     Oppernheimer
                                  Advisors         Advisors         Variable        Variable          Variable         Variable
                             Management Trust  Management Trust  Account Funds    Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                   Oppenheimer                       Oppenheimer
                                    AMT                           Oppenheimer         Capital       Oppenheimer        Global
                               Mid-Cap Growth    AMT Partners       Balanced       Appreciation      Core Bond       Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         6,818  $       141,701  $     8,116,498  $    12,520,287  $     4,088,841  $    12,151,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $         6,818  $       141,701  $     8,116,498  $    12,520,287  $     4,088,841  $    12,151,425
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         6,818  $       141,701  $     8,084,206  $    12,520,287  $     4,088,841  $    12,151,425
Contracts in payout
   (annuitization) period                   -                -           32,292                -                -                -

   Total net assets           $         6,818  $       141,701  $     8,116,498  $    12,520,287  $     4,088,841  $    12,151,425
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          293            6,697          458,818          302,203          366,384          330,292
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         7,236  $       123,092  $     7,080,203  $    11,168,110  $     4,036,827  $     8,547,914
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.73  $         15.40  $         12.42  $          8.20  $         13.52  $         13.39
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.01  $         15.40  $         15.70  $         13.15  $         13.93  $         21.40
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Oppenheimer
                                                                                                                       Variable
                                Oppernheimer     Oppernheimer     Oppernheimer     Oppernheimer     Oppernheimer    Account Funds
                                  Variable         Variable         Variable         Variable         Variable      (Service Class
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds       ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                  Oppenheimer
                                                                  Main Street      Oppenheimer
                                Oppenheimer      Oppenheimer       Small Cap         MidCap         Oppenheimer     Oppenheimer
                                High Income      Main Street         Growth           Fund         Strategic Bond   Balanced (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,540,857
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,540,857
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,505,133
Contracts in payout
   (annuitization) period                   -                -                -                -                -           35,724

   Total net assets           $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,540,857
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      223,157          334,363          246,257           48,792        1,194,863        2,421,221
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,862,035  $     6,631,564  $     3,115,693  $     2,374,374  $     5,585,112  $    38,086,146
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.16  $          9.74  $         21.02  $          5.43  $         13.98  $         15.14
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.36  $         14.58  $         21.65  $         13.43  $         15.36  $         15.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
                                 Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer
                                   Variable        Variable         Variable        Variable        Variable        Variable
                                Account Funds    Account Funds   Account Funds   Account Funds   Account Funds   Account Funds
                               (Service Class    (Service Class  (Service Class  (Service Class  (Service Class (Service Class
                                   ("SC"))          ("SC"))         ("SC"))         ("SC"))         ("SC"))          ("SC"))
                                 Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              ----------------- --------------- --------------- --------------- --------------- ---------------

                                                                                                                  Oppenheimer
                                 Oppenheimer                      Oppenheimer     Oppenheimer     Oppenheimer      Main Street
                                   Capital         Oppenheimer      Global            High            Main         Small Cap
                              Appreciation (SC)  Core Bond (SC) Securities (SC)   Income (SC)     Street (SC)      Growth (SC)
                              ----------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value     $      79,300,703 $    32,374,306 $    44,168,078 $    40,761,249 $   117,037,426 $    55,314,677
                              ----------------- --------------- --------------- --------------- --------------- ---------------

   Total assets               $      79,300,703 $    32,374,306 $    44,168,078 $    40,761,249 $   117,037,426 $    55,314,677
                              ================= =============== =============== =============== =============== ===============

NET ASSETS
Accumulation units            $      79,202,026 $    32,374,306 $    44,137,111 $    40,645,158 $   116,968,323 $    55,304,771
Contracts in payout
   (annuitization) period                98,677               -          30,967         116,091          69,103           9,906

   Total net assets           $      79,300,703 $    32,374,306 $    44,168,078 $    40,761,249 $   117,037,426 $    55,314,677
                              ================= =============== =============== =============== =============== ===============

FUND SHARE INFORMATION
Number of shares                      1,929,927       2,916,604       1,210,416       4,795,441       4,761,490       2,914,367
                              ================= =============== =============== =============== =============== ===============

Cost of investments           $      69,451,410 $    31,672,969 $    33,073,758 $    39,600,686 $    94,558,710 $    43,470,173
                              ================= =============== =============== =============== =============== ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $           13.54 $         10.29 $         20.80 $         14.39 $         15.27 $         20.13
                              ================= =============== =============== =============== =============== ===============

   Highest                    $           14.27 $         10.59 $         21.92 $         15.19 $         16.20 $         21.28
                              ================= =============== =============== =============== =============== ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer
                                  Variable         Variable          PIMCO            PIMCO
                               Account Funds    Account Funds       Advisors         Advisors          PIMCO            PIMCO
                               (Service Class (Service Class        Variable         Variable         Variable         Variable
                                   ("SC"))          ("SC"))     Insurance Trust  Insurance Trust  Insurance Trust  Insurance Trust
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                 Oppenheimer
                                Oppenheimer       Strategic                           OpCap
                              MidCap Fund (SC)     Bond (SC)     OpCap Balanced     Small Cap       Foreign Bond     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    22,453,432  $   132,951,330  $        10,216  $         2,209  $         2,744  $         9,178
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    22,453,432  $   132,951,330  $        10,216  $         2,209  $         2,744  $         9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    22,453,432  $   132,493,365  $        10,216  $         2,209  $         2,744  $         9,178
Contracts in payout
   (annuitization) period                   -          457,965                -                -                -                -

   Total net assets           $    22,453,432  $   132,951,330  $        10,216  $         2,209  $         2,744  $         9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      447,369       24,897,253              901               60              272            9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    18,754,336  $   125,839,828  $         9,017  $         1,697  $         2,749  $         9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.66  $         13.20  $         11.92  $         18.26  $         11.72  $         10.29
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.47  $         14.00  $         11.92  $         18.26  $         11.72  $         10.29
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO           PIMCO           PIMCO          PIMCO             PIMCO
                                  Variable        Variable        Variable       Variable          Variable         Putnam
                              Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Variable Trust
                                Sub-Account     Sub-Account     Sub-Account    Sub-Account       Sub-Account      Sub-Account
                              --------------- --------------- --------------- ---------------  --------------- ---------------

                                                 PIMCO VIT       PIMCO VIT
                                                 Commodity       Emerging        PIMCO VIT        PIMCO VIT       VT American
                                   PIMCO        Real Return    Markets Bond     Real Return      Total Return      Government
                               Total Return      Strategy     (Admin Shares)  (Advisor Shares) (Advisor Shares)      Income
                              --------------- --------------- --------------- ---------------- ---------------- ---------------
ASSETS
Investments at fair value     $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,819,258
                              --------------- --------------- --------------- ---------------- ---------------- ---------------

   Total assets               $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,819,258
                              =============== =============== =============== ================ ================ ===============

NET ASSETS
Accumulation units            $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,287,244
Contracts in payout
   (annuitization) period                   -               -               -               -                 -         532,014

   Total net assets           $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,819,258
                              =============== =============== =============== ================ ================ ===============

FUND SHARE INFORMATION
Number of shares                        1,240         179,964          32,802          150,742        1,188,808       4,393,233
                              =============== =============== =============== ================ ================ ===============

Cost of investments           $        12,878 $     2,154,497 $       446,949 $      1,870,133 $     12,010,459 $    51,209,163
                              =============== =============== =============== ================ ================ ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.83 $          9.44 $         10.65 $          10.08 $          10.25 $          6.94
                              =============== =============== =============== ================ ================ ===============

   Highest                    $         11.83 $          9.52 $         10.73 $          10.15 $          10.33 $         13.46
                              =============== =============== =============== ================ ================ ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                    VT The George
                                 VT Capital       VT Capital      VT Discovery    VT Diversified        VT           Putnam Fund
                                Appreciation    Opportunities        Growth           Income       Equity Income      of Boston
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    16,265,051  $     8,301,989  $    16,757,460  $    83,597,859  $    36,749,857  $   211,492,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    16,265,051  $     8,301,989  $    16,757,460  $    83,597,859  $    36,749,857  $   211,492,030
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    16,261,558  $     8,301,989  $    16,746,213  $    83,377,076  $    36,582,325  $   210,916,932
Contracts in payout
   (annuitization) period               3,493                -           11,247          220,783          167,532          575,098

   Total net assets           $    16,265,051  $     8,301,989  $    16,757,460  $    83,597,859  $    36,749,857  $   211,492,030
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,706,721          487,206        2,830,652        9,521,396        2,327,413       17,055,809
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    13,097,571  $     7,291,118  $    11,904,309  $    83,630,781  $    29,814,020  $   179,825,233
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.29  $         18.29  $          5.29  $         13.54  $         15.73  $         12.22
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.10  $         18.98  $         14.27  $         15.14  $         16.54  $         14.73
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam          Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                     VT
                                Global Asset         VT          VT Growth and      VT Growth        VT Health
                                 Allocation     Global Equity        Income       Opportunities       Sciences      VT High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    51,614,446  $    59,229,417  $   557,236,628  $    20,995,299  $    67,226,521  $    97,206,720
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    51,614,446  $    59,229,417  $   557,236,628  $    20,995,299  $    67,226,521  $    97,206,720
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    51,483,132  $    59,150,240  $   556,438,154  $    20,967,995  $    67,204,064  $    97,083,363
Contracts in payout
   (annuitization) period             131,314           79,177          798,474           27,304           22,457          123,357

   Total net assets           $    51,614,446  $    59,229,417  $   557,236,628  $    20,995,299  $    67,226,521  $    97,206,720
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,120,583        4,364,732       18,979,449        4,006,737        4,943,127       12,494,437
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    45,078,272  $    67,102,099  $   455,100,028  $    25,516,457  $    58,795,385  $    95,131,271
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.95  $          6.71  $         11.50  $          4.38  $          9.99  $         12.91
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.85  $         10.82  $         17.71  $         11.30  $         13.64  $         16.27
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                       VT              VT
                                                      VT         International    International
                                                International     Growth and           New                                VT
                                  VT Income         Equity           Income       Opportunities     VT Investors     Mid Cap Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   214,022,515  $   332,656,980  $    73,974,970  $    40,873,805  $   172,343,233  $    19,861,723
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   214,022,515  $   332,656,980  $    73,974,970  $    40,873,805  $   172,343,233  $    19,861,723
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   213,191,960  $   332,249,445  $    73,909,767  $    40,873,805  $   172,083,893  $    19,861,723
Contracts in payout
   (annuitization) period             830,555          407,535           65,203                -          259,340                -

   Total net assets           $   214,022,515  $   332,656,980  $    73,974,970  $    40,873,805  $   172,343,233  $    19,861,723
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   16,972,444       16,117,102        3,850,857        2,239,661       14,114,925        1,119,601
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   211,903,739  $   239,860,023  $    49,000,787  $    30,725,966  $   170,281,088  $    16,413,544
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.69  $         10.82  $         14.50  $          6.91  $          7.46  $         17.81
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.69  $         21.57  $         21.06  $         14.14  $         17.56  $         18.72
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam          Putnam            Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  --------------

                                                                                    VT OTC &
                                     VT             VT New                          Emerging                         VT Small Cap
                                Money Market    Opportunities     VT New Value       Growth         VT Research          Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   150,672,007  $   109,501,230  $   201,898,924  $    29,517,870  $    84,867,780  $   164,020,480
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   150,672,007  $   109,501,230  $   201,898,924  $    29,517,870  $    84,867,780  $   164,020,480
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   150,120,671  $   109,300,845  $   201,605,140  $    29,495,048  $    84,544,949  $   163,856,080
Contracts in payout
   (annuitization) period             551,336          200,385          293,784           22,822          322,831          164,400

   Total net assets           $   150,672,007  $   109,501,230  $   201,898,924  $    29,517,870  $    84,867,780  $   164,020,480
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                  150,672,007        5,464,133       11,008,665        4,071,430        6,468,581        6,758,157
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   150,672,007  $   148,558,360  $   158,862,847  $    42,818,603  $    78,460,072  $   110,329,509
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.75  $          5.07  $         12.26  $          2.37  $          8.37  $         15.78
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.46  $         17.21  $         20.00  $          5.84  $         15.94  $         29.02
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam            Rydex         STI Classic     STI Classic
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                VT Utilities                                                                             STI
                                 Growth and                                                          STI Capital    International
                                   Income          VT Vista        VT Voyager       Rydex OTC       Appreciation       Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    50,959,010  $    87,411,859  $   303,968,673  $         4,635  $    21,018,168  $     4,133,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    50,959,010  $    87,411,859  $   303,968,673  $         4,635  $    21,018,168  $     4,133,373
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    50,804,864  $    87,310,615  $   303,766,878  $         4,635  $    20,951,424  $     4,126,319
Contracts in payout
   (annuitization) period             154,146          101,244          201,795                -           66,744            7,054

   Total net assets           $    50,959,010  $    87,411,859  $   303,968,673  $         4,635  $    21,018,168  $     4,133,373
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,870,930        5,946,385       10,108,702              301        1,242,943          275,926
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    40,416,465  $    89,771,666  $   378,654,996  $         4,164  $    20,562,135  $     3,090,723
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.15  $          6.40  $          5.88  $         13.09  $          8.63  $         13.38
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         22.82  $         18.41  $         14.04  $         13.09  $         23.05  $         19.80
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                                STI Classic       STI Classic      STI Classic      STI Classic      STI Classic    Institutional
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust    Funds, Inc.
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   STI Large       STI Large                                          Van Kampen
                               STI Investment    Cap Relative      Cap Value            STI         STI Small Cap    UIF Emerging
                                 Grade Bond          Value           Equity       Mid-Cap Equity    Value Equity    Markets Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     9,070,058  $     5,012,867  $    22,014,500  $     8,465,017  $    10,021,419  $    63,047,185
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     9,070,058  $     5,012,867  $    22,014,500  $     8,465,017  $    10,021,419  $    63,047,185
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     9,069,569  $     5,012,867  $    21,915,077  $     8,441,021  $    10,010,281  $    62,836,180
Contracts in payout
   (annuitization) period                 489                -           99,423           23,996           11,138          211,005

   Total net assets           $     9,070,058  $     5,012,867  $    22,014,500  $     8,465,017  $    10,021,419  $    63,047,185
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      893,602          380,339        1,247,280          615,638          620,137        3,226,570
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     9,069,793  $     4,003,186  $    17,006,082  $     7,168,986  $     8,409,786  $    35,097,432
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.30  $         12.17  $         12.97  $         11.08  $         18.26  $         16.42
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.30  $         15.82  $         24.13  $         21.02  $         29.66  $         27.98
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                   Van Kampen                      Van Kampen UIF
                               Van Kampen UIF   Van Kampen UIF     UIF Global       Van Kampen     International    Van Kampen UIF
                               Equity Growth     Fixed Income     Value Equity    UIF High Yield       Magnum       Mid Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    58,188,938  $     1,863,307  $        54,227  $         8,727  $    40,738,522  $   40,057,080
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    58,188,938  $     1,863,307  $        54,227  $         8,727  $    40,738,522  $   40,057,080
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    58,137,984  $     1,863,307  $        54,227  $         8,727  $    40,637,495  $   40,057,080
Contracts in payout
   (annuitization) period              50,954                -                -                -          101,027                -

   Total net assets           $    58,188,938  $     1,863,307  $        54,227  $         8,727  $    40,738,522  $   40,057,080
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,530,882          163,448            3,194              644        2,856,839       3,209,702
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    51,740,815  $     1,841,320  $        39,514  $         4,052  $    31,012,371  $   30,202,343
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.25          $ 11.53  $         13.17  $         13.61  $         11.28  $        14.78
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.47          $ 14.03  $         16.03  $         13.61  $         16.33  $        17.91
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Universal    The Universal    The Universal
                               The Universal    The Universal    The Universal    Institutional    Institutional    Institutional
                               Institutional    Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      Funds, Inc.       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                    Van Kampen       Van Kampen       Van Kampen
                                 Van Kampen       Van Kampen                       UIF Emerging     UIF Emerging    UIF Equity and
                                  UIF U.S.         UIF U.S.        Van Kampen      Markets Debt    Markets Equity       Income
                               Mid Cap Value     Real Estate        UIF Value       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   141,489,131  $    79,513,161  $       342,010  $    29,699,057  $    34,945,258  $    83,763,314
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   141,489,131  $    79,513,161  $       342,010  $    29,699,057  $    34,945,258  $    83,763,314
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   141,371,932  $    79,414,530  $       342,010  $    29,696,038  $    34,945,258  $    83,673,884
Contracts in payout
   (annuitization) period             117,199           98,631                -            3,019                -           89,430

   Total net assets           $   141,489,131  $    79,513,161  $       342,010  $    29,699,057  $    34,945,258  $    83,763,314
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    7,167,636        2,708,214           23,000        3,340,726        1,790,228        5,625,474
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   105,015,096  $    42,939,547  $       286,050  $    28,753,394  $    22,823,011  $    74,113,208
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.03  $         24.84  $         13.12  $         14.19  $         30.84  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         20.47  $         40.50  $         17.11  $         18.37  $         32.37  $         15.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                 (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  Van Kampen       Van Kampen                      Van Kampen UIF   Van Kampen UIF
                               Van Kampen UIF     UIF Global       UIF Int'l      Van Kampen UIF   Small Company     U.S. Mid Cap
                               Equity Growth       Franchise     Growth Equity    Mid Cap Growth       Growth           Value
                                 (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    18,809,068  $   113,948,468  $     3,764,926  $    49,626,832  $    27,590,958  $    81,291,108
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    18,809,068  $   113,948,468  $     3,764,926  $    49,626,832  $    27,590,958  $    81,291,108
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    18,785,974  $   113,832,810  $     3,764,926  $    49,626,832  $    27,533,993  $    81,227,059
Contracts in payout
   (annuitization) period              23,094          115,658                -                -           56,965           64,049

   Total net assets                18,809,068  $   113,948,468  $     3,764,926  $    49,626,832  $    27,590,958  $    81,291,108
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,151,106        6,319,937          347,318        3,995,719        1,537,958        4,130,646
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    15,166,825  $    92,358,227  $     3,387,037  $    42,018,315  $    21,930,136  $    67,431,054
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.15  $             -  $         10.68  $          9.77  $         18.74  $         14.43
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.51  $         18.08  $         10.76  $         19.62  $         19.67  $         19.98
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                               The Universal      Van Kampen       Van Kampen       Van Kampen       Van Kampen          Life
                               Institutional         Life             Life             Life             Life          Investment
                                Funds, Inc.       Investment       Investment       Investment       Investment         Trust
                                 (Class II)         Trust            Trust            Trust            Trust          (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Van Kampen
                                 UIF U.S.                                                                           LIT Aggressive
                                Real Estate           LIT              LIT             LIT             Strat            Growth
                                (Class II)         Comstock        Government      Money Market       Growth I        (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   118,644,914  $   106,182,837  $     1,625,914  $     2,930,986  $    51,747,722  $    21,979,686
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   118,644,914  $   106,182,837  $     1,625,914  $     2,930,986  $    51,747,722  $    21,979,686
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   118,591,557  $   106,017,494  $     1,625,914  $     2,930,986  $    51,633,097  $    21,979,686
Contracts in payout
   (annuitization) period              53,357          165,343                -                -          114,625                -

   Total net assets           $   118,644,914  $   106,182,837  $     1,625,914  $     2,930,986  $    51,747,722  $    21,979,686
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,077,145        7,198,836          174,829        2,930,986        1,796,172        4,194,596
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    79,333,348  $    86,676,782  $     1,617,921  $     2,930,986  $    61,204,900  $    19,058,562
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         25.62  $         13.81  $         11.27  $         10.91  $          4.80  $         12.23
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         30.72  $         17.04  $         11.48  $         11.23  $         13.84  $         16.57
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------

                                 Van Kampen       Van Kampen       Van Kampen      Van Kampen
                                    Life             Life             Life            Life
                                 Investment       Investment       Investment      Investment
                                    Trust            Trust            Trust           Trust
                                 (Class II)       (Class II)       (Class II)      (Class II)
                                 Sub-Account      Sub-Account      Sub-Account     Sub-account
                              ---------------  ---------------  ---------------  ---------------

                                                LIT Growth and         LIT
                                LIT Comstock        Income        Money Market        Strat
                                 (Class II)       (Class II)       (Class II)       Growth II
                              ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   356,768,909  $   171,901,585  $    31,042,091  $    65,541,994
                              ---------------  ---------------  ---------------  ---------------

   Total assets               $   356,768,909  $   171,901,585  $    31,042,091  $    65,541,994
                              ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   356,690,753  $   171,545,102  $    31,042,091  $    65,541,994
Contracts in payout
   (annuitization) period              78,156          356,483                -                -

   Total net assets           $   356,768,909  $   171,901,585  $    31,042,091  $    65,541,994
                              ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   24,269,994        7,827,941       31,042,091        2,296,496
                              ===============  ===============  ===============  ===============

Cost of investments           $   290,202,047  $   139,782,752  $    31,042,091  $    57,054,497
                              ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.93  $         15.80  $          9.92  $          7.43
                              ===============  ===============  ===============  ===============

   Highest                    $         17.09  $         18.77  $         10.32  $         13.45
                              ===============  ===============  ===============  ===============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                     AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance      Insurance       Insurance        Insurance       Insurance       Insurance
                                         Funds          Funds           Funds            Funds           Funds           Funds
                                      Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                       AIM V. I.
                                       AIM V. I.      AIM V. I.                                         Capital        AIM V. I.
                                      Aggressive        Basic          AIM V. I.       AIM V. I.      Appreciation      Capital
                                      Growth (a)      Balanced        Basic Value    Blue Chip (b)    (a) (c) (d)     Development
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $      935,640  $      120,261  $       47,469  $      112,151  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense risk          (115,060)       (650,448)       (409,604)       (114,990)     (2,270,925)       (321,357)
      Administrative expense                (9,110)        (51,585)        (31,910)         (8,895)       (169,400)        (25,272)
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)        (124,170)        233,607        (321,253)        (76,416)     (2,328,174)       (346,629)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               29,844,209      12,722,576       8,388,164      20,545,780      42,347,018       7,148,050
      Cost of investments sold          29,185,536      12,594,599       6,684,848      23,375,367      42,212,281       5,078,092
                                    --------------  --------------  --------------  --------------  --------------  --------------


         Realized gains (losses)
            on fund shares                 658,673         127,977       1,703,316      (2,829,587)        134,737       2,069,958

Realized gain distributions                      -               -       1,329,702               -               -         426,335
                                    --------------  --------------  --------------  --------------  --------------  --------------


   Net realized gains (losses)             658,673         127,977       3,033,018      (2,829,587)        134,737       2,496,293

Change in unrealized gains (losses)      1,881,646       4,018,486         794,922       2,202,421       5,373,453       1,380,005
                                    --------------  --------------  --------------  --------------  --------------  --------------

   Net realized and unrealized
      gains (losses) on investments      2,540,319       4,146,463       3,827,940        (627,166)      5,508,190       3,876,298
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                  $    2,416,149  $    4,380,070  $    3,506,687  $     (703,582) $    3,180,016  $    3,529,669
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                     AIM Variable   AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                      Insurance       Insurance       Insurance       Insurance        Insurance      Insurance
                                        Funds           Funds           Funds           Funds            Funds          Funds
                                     Sub-account     Sub-account     Sub-account     Sub-account      Sub-account    Sub-account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                      AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                                        Core         Demographic     Diversified     Government       AIM V. I.       AIM V. I.
                                     Equity (e)       Trends (c)       Income        Securities      Growth (d)      High Yield
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    1,252,006  $            -  $    1,385,552  $    1,032,580  $            -  $    1,105,001
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk        (2,480,846)       (101,287)       (309,163)       (363,972)       (326,565)       (179,414)
     Administrative expense              (190,580)         (7,930)        (24,608)        (28,792)        (24,723)        (14,222)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)      (1,419,420)       (109,217)      1,051,781         639,816        (351,288)        911,365
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales               47,656,779      10,528,761       6,965,812       9,612,681      80,501,156       5,055,837
     Cost of investments sold          45,854,500      13,902,135       7,656,266       9,542,304      99,703,537       5,288,530
                                   --------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
           on fund shares               1,802,279      (3,373,374)       (690,454)         70,377     (19,202,381)       (232,693)

Realized gain distributions                     -         947,588               -               -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------


  Net realized gains (losses)           1,802,279      (2,425,786)       (690,454)         70,377     (19,202,381)       (232,693)

Change in unrealized gains (losses)    23,921,285       2,830,530         352,573        (159,158)     24,515,493         564,387
                                   --------------  --------------  --------------  --------------  --------------  --------------

  Net realized and unrealized
     gains (losses) on investments     25,723,564         404,744        (337,881)        (88,781)      5,313,112         331,694
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS           $   24,304,144  $      295,527  $      713,900  $      551,035  $    4,961,824  $    1,243,059
                                   ==============  ==============  ==============  ==============  ==============  ==============

(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable   AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance      Insurance        Insurance       Insurance      Insurance       Insurance
                                         Funds          Funds            Funds           Funds          Funds           Funds
                                      Sub-Account    Sub-Account      Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                     -------------  --------------  --------------  --------------  --------------  --------------

                                       AIM V. I.      AIM V. I.        AIM V. I.
                                     International    Large Cap         Mid Cap        AIM V. I.       AIM V. I.       AIM V. I.
                                         Growth     Growth (b) (f)    Core Equity    Money Market  Premier Equity (e) Technology
                                     -------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $     591,644  $       31,705  $      268,309  $      878,918  $    1,480,824  $            -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk           (732,925)       (132,578)       (394,503)       (264,609)       (637,727)        (71,275)
     Administrative expense                (57,219)        (10,239)        (29,896)        (20,884)        (47,632)         (5,661)
                                     -------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)         (198,500)       (111,112)       (156,090)        593,425         795,465         (76,936)
                                     -------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                14,144,152       1,811,972       9,285,607      17,861,237     154,815,844       2,117,661
     Cost of investments sold           10,036,039       1,730,451       8,088,502      17,861,237     170,460,712       1,828,116
                                     -------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
          on fund shares                 4,108,113          81,521       1,197,105               -     (15,644,868)        289,545

Realized gain distributions                      -               -       2,858,816               -               -               -
                                     -------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)         4,108,113          81,521       4,055,921               -     (15,644,868)        289,545

Change in unrealized gains (losses)      9,674,730       1,931,575      (1,232,880)              -      22,086,795         275,452
                                     -------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments   1 3,782,843       2,013,096       2,823,041               -       6,441,927         564,997
                                     -------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                         $  13,584,343  $    1,901,984  $    2,666,951  $      593,425  $    7,237,392     $   488,061
                                     =============  ==============  ==============  ==============  ==============  ==============

(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(f) For the period beginning June 12, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                   AIM Variable   AIM Variable    AIM Variable     AIM Variable      AIM Variable
                                   AIM Variable     Insurance       Insurance       Insurance       Insurance         Insurance
                                    Insurance         Funds           Funds           Funds           Funds             Funds
                                      Funds         Series II       Series II       Series II       Series II         Series II
                                   Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

                                                                                                                     AIM V. I.
                                                    AIM V. I.       AIM V. I.                                         Capital
                                     AIM V. I.     Aggressive         Basic         AIM V. I.       AIM V. I.      Appreciation II
                                     Utilities    Growth II (g)    Balanced II   Basic Value II  Blue Chip II (h)    (g) (i) (j)
                                   ------------  --------------  --------------  --------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    468,761  $            -  $       32,087  $       27,232  $              -  $             -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk        (176,212)         (3,530)        (28,519)       (333,258)           (6,767)        (118,181)
     Administrative expense             (13,814)           (219)         (1,915)        (38,375)             (468)         (13,801)
                                   ------------  --------------  --------------  --------------  ----------------  ---------------
     Net investment income (loss)       278,735          (3,749)          1,653        (344,401)           (7,235)        (131,982)
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales              4,291,237         698,931         446,400       2,827,175         1,011,471        1,135,635
     Cost of investments sold         3,140,017         506,616         383,057       2,303,768           899,482          965,651
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

        Realized gains (losses)
           on fund shares             1,151,220         192,315          63,343         523,407           111,989          169,984

Realized gain distributions             289,411               -               -         946,313                 -                -
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

     Net realized gains (losses)      1,440,631         192,315          63,343       1,469,720           111,989         169,984

Change in unrealized gains (losses)   1,253,685        (132,272)         94,822       1,170,468          (146,355)        249,909
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

   Net realized and unrealized
     gains (losses) on investments    2,694,316          60,043         158,165       2,640,188           (34,366)        419,893
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                   $  2,973,051  $       56,294  $      159,818  $    2,295,787  $        (41,601) $      287,911
                                   ============  ==============  ==============  ==============  ================  ==============

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable     AIM Variable     AIM Variable   AIM Variable    AIM Variable   AIM Variable
                                       Insurance        Insurance         Insurance      Insurance      Insurance      Insurance
                                         Funds            Funds             Funds          Funds          Funds          Funds
                                       Series II        Series II         Series II      Series II      Series II      Series II
                                      Sub-Account      Sub-Account       Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- ------------------ -------------- -------------- -------------- --------------

                                       AIM V. I.                          AIM V. I.      AIM V. I.      AIM V. I.
                                        Capital        AIM V. I.         Demographic    Diversified     Government     AIM V. I.
                                     Development II Core Equity II (k)  Trends II (i)    Income II    Securities II  Growth II (j)
                                     -------------- ------------------ -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            - $           27,159 $            - $       32,290 $       51,247 $            -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk              (7,651)           (56,321)        (3,486)        (9,915)       (25,631)        (1,547)
     Administrative expense                    (510)            (5,924)          (233)          (657)        (1,838)          (106)
                                     -------------- ------------------ -------------- -------------- -------------- --------------

     Net investment income (loss)            (8,161)           (35,086)        (3,719)        21,718         23,778         (1,653)
                                     -------------- ------------------ -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS

Realized gains (losses) on
  fund shares:
     Proceeds from sales                    174,310            713,644        325,742        269,280        893,191        342,514
     Cost of investments sold               111,020            683,489        277,320        280,884        914,253        249,336
                                     -------------- ------------------ -------------- -------------- -------------- --------------

        Realized gains (losses)
           on fund shares                    63,290             30,155         48,422        (11,604)       (21,062)        93,178

Realized gain distributions                  10,343                  -         29,025              -              -              -
                                     -------------- ------------------ -------------- -------------- -------------- --------------

     Net realized gains (losses)             73,633             30,155         77,447        (11,604)       (21,062)        93,178

Change in unrealized gains (losses)          19,869            406,135        (63,477)         3,384         22,851        (70,788)
                                     -------------- ------------------ -------------- -------------- -------------- --------------

     Net realized and unrealized
        gains (losses) on investments        93,502            436,290         13,970         (8,220)         1,789         22,390
                                     -------------- ------------------ -------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       85,341 $          401,204 $       10,251 $       13,498 $       25,567 $       20,737
                                     ============== ================== ============== ============== ============== ==============

(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable   AIM Variable     AIM Variable    AIM Variable   AIM Variable   AIM Variable
                                        Insurance       Insurance        Insurance       Insurance      Insurance      Insurance
                                          Funds           Funds            Funds           Funds          Funds          Funds
                                        Series II       Series II        Series II       Series II      Series II      Series II
                                       Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- ----------------- -------------- -------------- --------------

                                                        AIM V. I.        AIM V. I.       AIM V. I.      AIM V. I.      AIM V. I.
                                         AIM V. I.    International      Large Cap        Mid Cap         Money         Premier
                                       High Yield II    Growth II    Growth II (f)(h) Core Equity II    Market II    Equity II (k)
                                      -------------- -------------- ----------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                             $       58,960 $       13,877 $               - $       48,564 $       89,540 $       33,902
Charges from Allstate Life
   Insurance Company:
      Mortality and expense risk             (11,050)       (17,286)           (8,093)      (108,133)       (31,824)       (24,981)
      Administrative expense                    (777)        (1,150)             (561)       (11,807)        (2,285)        (2,758)
                                      -------------- -------------- ----------------- -------------- -------------- --------------

      Net investment income (loss)            47,133         (4,559)           (8,654)       (71,376)        55,431          6,163
                                      -------------- -------------- ----------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                    186,297        153,880            34,473      1,392,311      1,463,857      4,910,225
      Cost of investments sold               177,736        104,345            31,924      1,262,440      1,463,857      4,105,341
                                      -------------- -------------- ----------------- -------------- -------------- --------------

         Realized gains (losses)

            on fund shares                     8,561         49,535             2,549        129,871              -        804,884

Realized gain distributions                        -              -                 -        693,421              -              -
                                      -------------- -------------- ----------------- -------------- -------------- --------------

      Net realized gains (losses)              8,561         49,535             2,549        823,292              -        804,884

Change in unrealized gains (losses)            7,722        233,193           109,404       (126,164)             -       (587,468)
                                      -------------- -------------- ----------------- -------------- -------------- --------------

      Net realized and unrealized
         gains (losses) on investments        16,283        282,728           111,953        697,128              -        217,416
                                      -------------- -------------- ----------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                    $       63,416 $      278,169 $         103,299 $      625,752 $       55,431 $      223,579
                                      ============== ============== ================= ============== ============== ==============

(f) For the period beginning June 12, 2006 and ended December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Alliance        Alliance        Alliance        Alliance
                                     AIM Variable    AIM Variable      Bernstein       Bernstein       Bernstein       Bernstein
                                      Insurance        Insurance       Variable        Variable        Variable        Variable
                                         Funds           Funds          Product         Product         Product         Product
                                      Series II        Series II      Series Fund     Series Fund     Series Fund     Series Fund
                                     Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                       Alliance        Alliance        Alliance
                                                                       Alliance        Bernstein       Bernstein       Bernstein
                                       AIM V. I.       AIM V. I.       Bernstein       Growth &      International     Large Cap
                                     Technology II   Utilities II       Growth          Income           Value          Growth
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $       27,013  $            -  $    2,312,785  $      368,253  $            -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk             (2,072)         (9,562)       (928,057)     (3,070,134)       (429,488)       (689,582)
     Administrative expense                  (133)           (674)        (88,015)       (236,286)        (55,146)        (54,407)
                                     --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)           (2,205)         16,777      (1,016,072)       (993,635)       (116,381)       (743,989)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                    32,800          46,755      13,394,542      43,702,681       5,234,383      10,635,523
     Cost of investments sold               27,689          33,059      12,036,810      37,302,665       4,553,375      10,363,360
                                    --------------  --------------  --------------  --------------  --------------  --------------

       Realized gains (losses)
          on fund shares                     5,111          13,696       1,357,732       6,400,016         681,008         272,163
Realized gain distributions                      -          17,061               -      10,384,249         523,445               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)             5,111          30,757       1,357,732      16,784,265       1,204,453         272,163

Change in unrealized gains (losses)          7,695         101,257      (2,468,198)     12,258,755       7,026,148        (786,977)
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments        12,806         132,014      (1,110,466)     29,043,020       8,230,601        (514,814)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $        10,601  $      148,791  $   (2,126,538) $   28,049,385  $    8,114,220  $   (1,258,803)
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                       Alliance        Alliance        Alliance        American         American        Dreyfus
                                       Bernstein       Bernstein       Bernstein        Century         Century        Socially
                                       Variable        Variable        Variable        Variable         Variable      Responsible
                                        Product         Product         Product       Portfolios,     Portfolios,       Growth
                                      Series Fund     Series Fund     Series Fund         Inc             Inc         Fund, Inc.
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                       Alliance        Alliance                                        American         Dreyfus
                                       Bernstein       Bernstein       Alliance        American         Century        Socially
                                       Small/Mid        Utility        Bernstein        Century           VP          Responsible
                                       Cap Value        Income           Value        VP Balanced    International    Growth Fund
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      106,824  $      114,031  $       31,532  $        1,153  $          446  $          259
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk           (709,334)        (72,215)        (49,788)           (717)           (372)         (3,287)
     Administrative expense                (87,344)         (8,971)         (6,290)            (56)            (27)           (235)
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)         (689,854)         32,845         (24,546)            380              47          (3,263)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                 5,942,788         719,090         776,573          14,136           1,675          42,503
     Cost of investments sold            5,166,023         670,359         726,255          14,628           1,725          48,949
                                    --------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
          on fund shares                   776,765          48,731          50,318            (492)            (50)         (6,446)
Realized gain distributions              3,153,865               -          89,819           3,866               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)        3,930,630          48,731         140,137           3,374             (50)         (6,446)

Change in unrealized gains (losses)      2,109,059         885,596         481,966             136           5,742          26,026
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments     6,039,689         934,327         622,103           3,510           5,692          19,580
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $    5,349,835  $      967,172  $      597,557  $        3,890  $        5,739  $       16,317
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                        Dreyfus         Dreyfus         Dreyfus
                                                        Variable       Variable        Variable          DWS             DWS
                                     Dreyfus Stock     Investment     Investment      Investment       Variable        Variable
                                       Index Fund         Fund           Fund            Fund          Series I        Series I
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account   Sub-Account(l)  Sub-Account(l)
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       DWS VIP
                                     Dreyfus Stock   VIF Growth &         VIF          VIF Small       DWS VIP         Capital
                                       Index Fund       Income       Money Market    Company Stock    Bond A (m)     Growth A (n)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       26,161  $        2,296  $       37,770  $            -  $       38,893  $       13,514
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk            (21,480)         (3,723)        (11,554)         (1,098)         (4,251)         (9,873)
     Administrative expense                 (1,613)           (296)           (847)            (79)         (3,016)         (6,794)
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)            3,068          (1,723)         25,369          (1,177)         31,626          (3,153)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                   470,198          75,675         301,871           5,748         413,698         961,460
     Cost of investments sold              421,301          70,346         301,871           4,914         408,178         936,341
                                    --------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
           on fund shares                   48,897           5,329               -             834           5,520          25,119

Realized gain distributions                      -               -               -           9,401           1,241               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)            48,897           5,329               -          10,235           6,761          25,119

Change in unrealized gains (losses)        155,611          33,246               -          (1,870)             79         142,967
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments       204,508          38,575               -           8,365           6,840         168,086
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                  $      207,576  $       36,852  $       25,369  $        7,188  $       38,466  $      164,933
                                    ==============  ==============  ==============  ==============  ==============  ==============

(l) Previously known as Scudder Variable Series I
(m) Previously known as Bond
(n) Previously known as Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                     DWS               DWS              DWS               DWS             DWS             DWS
                                    Variable         Variable         Variable          Variable        Variable        Variable
                                    Series I         Series I         Series I          Series I        Series II      Series II
                                Sub-Account(l)   Sub-Account(l)    Sub-Account(l)    Sub-Account(l)  Sub-Account(o)  Sub-Account(o)
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

                                                                                                                         DWS VIP
                                   DWS VIP           DWS VIP                            DWS VIP                           Money
                                   Global           Growth and         DWS VIP           Money          DWS VIP        Market A II
                              Opportunities (p)   Income A (q)   International (r)  Market A (s) (t) Balanced A (u)      (t) (v)
                              -----------------  --------------  -----------------  ---------------- --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $          19,591  $       11,083  $          16,804  $         42,820 $       60,497  $        6,430
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                            (8,424)         (4,947)            (4,064)           (4,137)       (10,290)           (715)
      Administrative expense             (5,739)         (3,548)            (2,757)           (2,856)        (7,201)           (509)
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

      Net investment income
         (loss)                           5,428           2,588              9,983            35,827         43,006           5,206
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               836,540         409,201            348,985         1,764,447        870,280         286,962
      Cost of investments
         sold                           588,918         353,045            304,073         1,764,447        785,443         286,962
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

         Realized gains
            (losses) on fund
            shares                      247,622          56,156             44,912                 -         84,837               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

Realized gain distributions                   -               -                  -                 -              -               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

      Net realized gains
         (losses)                       247,622          56,156             44,912                 -         84,837               -

Change in unrealized gains
   (losses)                             101,173          84,089            142,714                 -         93,664               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                    348,795         140,245            187,626                 -        178,501               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $         354,223  $      142,833  $         197,609  $         35,827 $      221,507  $        5,206
                              =================  ==============  =================  ================ ==============  ==============

(l) Previously known as Scudder Variable Series I
(o) Previously known as Scudder Variable Series II
(p) Previously known as Global Discovery
(q) Previously known as Growth & Income
(r) Previously known as International
(s) Previously known as Money Market
(t) On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u) Previously known as Total Return
(v) For the period beginning November 3, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity        Fidelity       Fidelity        Fidelity
                                    DWS           Federated      Variable         Variable       Variable        Variable
                                 Variable         Insurance      Insurance        Insurance      Insurance       Insurance
                                 Series II         Series     Products Fund    Products Fund   Products Fund   Products Fund
                              Sub-Account(o)    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                 DWS VIP        Federated
                                Small Cap         Prime             VIP             VIP            VIP             VIP
                               Growth A (w)    Money Fund II    Contrafund     Equity-Income      Growth        High Income
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -  $      270,812  $      203,583  $      156,490  $       35,819  $      243,349
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (3,334)        (79,530)       (198,763)        (58,814)       (104,982)        (41,093)
      Administrative expense          (2,300)         (6,119)        (15,934)         (4,682)         (8,453)         (3,410)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                       (5,634)        185,163         (11,114)         92,994         (77,616)        198,846
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            418,785       4,225,439       3,991,949       2,371,174       2,653,412         995,257
      Cost of investments
         sold                        350,951       4,225,439       2,981,508       2,121,428       3,063,895       1,052,279
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                    67,834               -       1,010,441         249,746        (410,483)        (57,022)

Realized gain distributions                -               -       1,254,943         551,785               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                     67,834               -       2,265,384         801,531        (410,483)        (57,022)

Change in unrealized gains
   (losses)                          (25,621)              -        (714,412)       (100,420)        918,519         174,422
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                  42,213               -       1,550,972         701,111         508,036         117,400
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $       36,579  $      185,163  $    1,539,858  $      794,105  $      430,420  $      316,246
                              ==============  ==============  ==============  ==============  ==============  ==============

(o) Previously known as Scudder Variable Series II
(w) Previously known as Small Cap Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity         Fidelity
                                 Fidelity        Fidelity        Fidelity           Variable          Variable         Variable
                                 Variable        Variable        Variable           Insurance         Insurance        Insurance
                                 Insurance       Insurance       Insurance       Products Fund     Products Fund     Products Fund
                               Products Fund   Products Fund   Products Fund   (Service Class 2) (Service Class 2) (Service Class 2)
                                Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                              --------------  --------------  --------------    ----------------  ---------------- ----------------

                                                                                   VIP Asset                              VIP
                                    VIP       VIP Investment        VIP         Manager Growth    VIP Contrafund     Equity-income
                                 Index 500      Grade Bond       Overseas      (Service Class 2) (Service Class 2) (Service Class 2)
                              --------------  --------------  --------------    ---------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      226,476  $      190,913  $       32,172    $          853    $      576,485    $      110,609
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (150,346)        (52,715)        (45,413)             (642)         (728,269)          (53,840)
      Administrative expense         (12,141)         (4,424)         (3,647)              (51)          (93,150)           (3,735)
                              --------------  --------------  --------------    --------------    --------------    --------------

      Net investment income
         (loss)                       63,989         133,774         (16,888)              160          (244,934)           53,034
                              --------------  --------------  --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          3,479,308       1,098,688         930,374             9,506         5,248,216           330,881
      Cost of investments
         sold                      3,205,659       1,139,349         734,618             9,109         4,923,045           276,172
                              --------------  --------------  --------------    --------------    --------------    --------------

         Realized gains
            (losses) on fund
            shares                   273,649         (40,661)        195,756               397           325,171            54,709

Realized gain distributions                -          11,432          22,366                 -         5,803,753           455,986
                              --------------  --------------  --------------    --------------    --------------    --------------

   Net realized gains
      (losses)                       273,649         (29,229)       218,122               397          6,128,924           510,695

Change in unrealized gains
   (losses)                        1,250,684          16,618         351,930             2,163          (820,978)           61,427
                              --------------  --------------  --------------    --------------    --------------    --------------

   Net realized and
      unrealized gains
      (losses) on
      investments                  1,524,333         (12,611)        570,052             2,560         5,307,946           572,122
                              --------------  --------------  --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    1,588,322  $      121,163  $      553,164    $        2,720    $    5,063,012    $      625,156
                              ==============  ==============  ==============    ==============    ==============    ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund     Products Fund    Products Fund    Products Fund    Products Fund
                             (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                    VIP              VIP             VIP           VIP Freedom          VIP
                                  Freedom          Freedom         Freedom        Growth Stock    Freedom Income    VIP Growth &
                              2010 Portfolio   2020 Portfolio   2030 Portfolio      Portfolio        Portfolio         Income
                                 (Service         (Service         (Service         (Service         (Service         (Service
                               Class 2) (x)     Class 2) (x)     Class 2) (x)     Class 2) (x)     Class 2) (x)       Class 2)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       49,782   $       27,660   $       14,647   $            -   $       15,255   $       56,430
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                        (15,821)          (6,095)          (4,282)          (2,183)          (2,267)        (168,115)
      Administrative expense          (2,042)            (831)            (557)            (312)            (304)         (21,335)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net investment income
         (loss)                       31,919           20,734            9,808           (2,495)          12,684         (133,020)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales             61,150           90,559          252,230           54,970          182,133        1,940,263
      Cost of investments
         sold                         59,257           87,345          255,264           53,433          182,282        1,834,627
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                     1,893            3,214           (3,034)           1,537             (149)         105,636

Realized gain distributions           13,752           18,440           11,471                -            2,543          204,223
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized gains
         (losses)                     15,645           21,654            8,437            1,537            2,394          309,859

Change in unrealized gains
   (losses)                          102,755           31,894           36,027           28,236           (6,307)       1,050,077
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 118,400           53,548           44,464           29,773           (3,913)       1,359,936
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      150,319   $       74,282   $       54,272   $       27,278   $        8,771   $    1,226,916
                              ==============   ==============   ==============   ==============   ==============   ==============

(x) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                             (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                  VIP High                       VIP Investment                         VIP
                                VIP Growth         Income        VIP Index 500     Grade Bond       VIP MidCap      Money Market
                           (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(x)
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        1,172   $      805,854   $       28,448   $          782   $       17,537   $      143,344
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (9,547)        (126,903)         (34,662)            (295)        (223,383)         (44,516)
      Administrative expense            (675)         (15,802)          (2,930)             (22)         (28,953)          (5,676)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net investment income
         (loss)                       (9,050)         663,149           (9,144)             465         (234,799)          93,152
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            118,939          682,126          237,487            3,948        1,905,017        1,671,019
      Cost of investments
         sold                        100,228          676,067          204,014            4,106        1,867,573        1,671,019
                              --------------   --------------   --------------   --------------   --------------   --------------

         Realized gains
            (losses) on fund
            shares                    18,711            6,059           33,473             (158)          37,444                -

Realized gain distributions                -                -                -               49        1,169,323                -
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized gains
         (losses)                     18,711            6,059           33,473             (109)       1,206,767                -
Change in unrealized gains
   (losses)                           22,950          141,936          336,878              177          432,593                -
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                  41,661          147,995          370,351               68        1,639,360                -
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $       32,611   $      811,144   $      361,207   $          533   $    1,404,561   $       93,152
                              ==============   ==============   ==============   ==============   ==============   ==============

(x) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity          Franklin        Franklin         Franklin         Franklin        Franklin
                                 Variable         Templeton        Templeton        Templeton        Templeton      Templeton
                                 Insurance         Variable        Variable         Variable         Variable        Variable
                               Products Fund       Insurance       Insurance        Insurance        Insurance       Insurance
                             (Service Class 2)  Products Trust  Products Trust   Products Trust   Products Trust  Products Trust
                                Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                             -----------------  --------------  --------------  ----------------  --------------  --------------

                                                   Franklin        Franklin                                          Franklin
                                                   Flex Cap       Growth and                         Franklin       Large Cap
                                VIP Overseas        Growth          Income        Franklin High       Income          Growth
                             (Service Class 2)    Securities      Securities    Income Sec 2 (y)    Securities      Securities
                             -----------------  --------------  --------------  ----------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $             537  $          237  $    2,148,060  $        838,180  $    6,728,548  $      360,442
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                           (1,303)        (41,129)     (1,246,592)         (193,897)     (2,822,413)       (662,457)
      Administrative expense               (94)         (5,284)       (168,126)          (21,768)       (345,012)        (90,506)
                             -----------------  --------------  --------------  ----------------  --------------  --------------

      Net investment income
         (loss)                           (860)        (46,176)        733,342           622,515       3,561,123        (392,521)
                             -----------------  --------------  --------------  ----------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               10,476         348,884      15,090,731         2,460,761      21,523,695       5,699,664
      Cost of investments
         sold                            8,112         338,462      13,531,909         2,433,686      20,491,498       5,520,431
                             -----------------  --------------  --------------  ----------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                       2,364          10,422       1,558,822            27,075       1,032,197         179,233

Realized gain distributions                465               -       4,455,418                 -         900,026               -
                             -----------------  --------------  --------------  ----------------  --------------  --------------
      Net realized gains
         (losses)                        2,829          10,422       6,014,240            27,075       1,932,223         179,233

Change in unrealized gains
   (losses)                             14,239         169,628       5,652,391           305,653      25,319,370       5,099,396
                             -----------------  --------------  --------------  ----------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                    17,068         180,050      11,666,631           332,728      27,251,593       5,278,629
                             -----------------  --------------  --------------  ----------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $          16,208  $      133,874  $   12,399,973  $        955,243  $   30,812,716  $    4,886,108
                             =================  ==============  ==============  ================  ==============  ==============

(y) Previously known as Franklin High Income

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Franklin        Franklin        Franklin        Franklin        Franklin        Franklin
                                 Templeton       Templeton      Templeton        Templeton       Templeton       Templeton
                                 Variable        Variable        Variable        Variable        Variable        Variable
                                 Insurance       Insurance      Insurance        Insurance       Insurance       Insurance
                              Products Trust  Products Trust  Products Trust  Products Trust  Products Trust  Products Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                 Franklin        Franklin                                                        Templeton
                                 Small Cap     Small-Mid Cap     Franklin                                       Developing
                                   Value          Growth           U.S.           Mutual       Mutual Shares      Markets
                                Securities      Securities      Government       Discovery      Securities      Securities
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      456,713  $            -  $      765,618  $       71,845  $    2,329,519  $      371,546
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,017,324)        (54,720)       (246,575)       (125,982)     (2,606,082)       (501,514)
      Administrative expense        (130,179)         (6,848)        (33,615)        (16,284)       (319,858)        (65,439)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (690,790)        (61,568)        485,428         (70,421)       (596,421)       (195,407)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         13,533,914         579,400       3,257,861       1,778,764      24,260,008       9,985,862
      Cost of investments
         sold                     10,972,865         391,186       3,316,244       1,689,226      20,882,580       7,689,090
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 2,561,049         188,214         (58,383)         89,538       3,377,428       2,296,772

Realized gain distributions        2,555,648               -               -         254,033       5,932,678               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  5,116,697         188,214         (58,383)        343,571       9,310,106       2,296,772

Change in unrealized gains
   (losses)                        5,217,462         128,883          29,071       1,613,654      19,740,964       5,850,490
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              10,334,159         317,097         (29,312)      1,957,225      29,051,070       8,147,262
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    9,643,369  $      255,529  $      456,116  $    1,886,804  $   28,454,649  $    7,951,855
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Franklin        Franklin        Franklin
                                 Templeton       Templeton       Templeton     Goldman Sachs   Goldman Sachs   Goldman Sachs
                                 Variable        Variable        Variable        Variable        Variable        Variable
                                 Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                              Products Trust  Products Trust  Products Trust       Trust           Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                 Templeton       Templeton       Templeton                                          VIT
                                  Foreign      Global Income      Growth            VIT       VIT Growth and   International
                                Securities      Securities      Securities    Capital Growth      Income          Equity
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    2,066,098  $      120,425  $       73,325  $           76  $      138,299  $          112
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,415,648)        (53,862)        (75,726)         (1,036)       (103,371)           (184)
      Administrative expense        (285,626)         (6,058)         (5,528)            (71)        (13,185)            (15)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (635,176)         60,505          (7,929)         (1,031)         21,743             (87)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         24,281,583       1,302,283       2,039,219          17,436       1,103,052          27,543
      Cost of investments
         sold                     20,852,354       1,198,354       1,725,235          17,832       1,001,112          29,194
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 3,429,229         103,929         313,984            (396)        101,940          (1,651)

Realized gain distributions                -               -         204,279               -         332,370               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  3,429,229         103,929         518,263            (396)        434,310          (1,651)

Change in unrealized gains
   (losses)                       27,431,164         238,558         495,721           5,774         860,685           3,984
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              30,860,393         342,487       1,013,984           5,378       1,294,995           2,333
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   30,225,217  $      402,992  $    1,006,055  $        4,347  $    1,316,738  $        2,246
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                              Goldman Sachs   Goldman Sachs    Goldman Sachs
                                Variable        Variable         Variable                           Janus           Lazard
                                Insurance       Insurance        Insurance         Janus        Aspen Series      Retirement
                                  Trust           Trust            Trust       Aspen Series   (Service Shares)   Series, Inc.
                               Sub-Account     Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                             --------------  --------------   --------------  --------------  ----------------  --------------

                                                   VIT              VIT
                                               Structured       Structured
                                   VIT          Small Cap       U.S. Equity        Forty       Foreign Stock       Emerging
                              Mid Cap Value  Equity Fund (z)     Fund (aa)       Portfolio    (Service Shares)      Markets
                             --------------  --------------   --------------  --------------  ----------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $       92,780  $       151,794  $      142,127  $           75  $            691  $          121
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                      (142,123)        (293,874)       (168,146)           (292)             (604)           (330)
      Administrative expense        (18,218)         (37,694)        (21,140)            (21)              (43)            (23)
                             --------------  ---------------  --------------  --------------  ----------------  --------------

      Net investment income
         (loss)                     (67,561)        (179,774)        (47,159)           (238)               44            (232)
                             --------------  ---------------  --------------  --------------  ----------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         1,635,172        2,178,767       2,072,805             333               680           4,067
      Cost of investments
         sold                     1,603,602        2,132,045       1,912,949             255               481           2,353
                             --------------  ---------------  --------------  --------------  ----------------  --------------

         Realized gains
            (losses) on fund
            shares                   31,570           46,722         159,856              78               199           1,714

Realized gain distributions       1,022,118        1,656,895               -               -             1,250           1,585
                             --------------  ---------------  --------------  --------------  ----------------  --------------


      Net realized gains
         (losses)                 1,053,688        1,703,617         159,856              78             1,449           3,299

Change in unrealized gains
   (losses)                         262,155          227,018       1,086,499           1,758             5,042           2,566
                             --------------  ---------------  --------------  --------------  ----------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              1,315,843        1,930,635       1,246,355           1,836             6,491           5,865
                             --------------  ---------------  --------------  --------------  ----------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $    1,248,282  $     1,750,861  $    1,199,196  $        1,598  $          6,535  $        5,633
                             ==============  ===============  ==============  ==============  ================  ==============

(z)  Previously known as VIT CORE Small Cap Equity
(aa) Previously known as VIT CORE U.S. Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Legg Mason       Legg Mason
                                  Partners         Partners
                                  Variable         Variable         Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                              Portfolios I, Inc Portfolios I, Inc   Series Fund     Series Fund     Series Fund     Series Fund
                              Sub-Account (ab)  Sub-Account (ab)    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              ----------------  ----------------  --------------  --------------  --------------  --------------

                                 Legg Mason       Legg Mason
                                  Variable         Variable
                                   All Cap         Investors                           Bond-        Growth and        Growth
                              Portfolio I (ac)  Portfolio I (ad)     All Value       Debenture        Income       Opportunities
                              ----------------  ----------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             96  $            146  $       81,560  $    1,930,863  $      506,198  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                              (96)             (122)       (187,747)       (364,032)       (449,752)       (122,547)
      Administrative expense                (7)               (8)        (24,112)        (49,439)        (62,290)        (16,334)
                              ----------------  ----------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                             (7)               16        (130,299)      1,517,392          (5,844)       (138,881)
                              ----------------  ----------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                  125               167       3,538,085       3,646,787       4,995,618       1,556,367
      Cost of investments
         sold                               95               135       3,257,948       3,624,385       4,779,917       1,484,040
                              ----------------  ----------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                          30                32         280,137          22,402         215,701          72,327

Realized gain distributions                259               210         359,021               -       1,356,455         125,552
                              ----------------  ----------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                          289               242         639,158          22,402       1,572,156         197,879

Change in unrealized gains
   (losses)                                768             1,086         918,165         474,598       3,119,252         507,504
                              ----------------  ----------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                     1,057             1,328       1,557,323         497,000       4,691,408         705,383
                              ----------------  ----------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $          1,050  $          1,344  $    1,427,024  $    2,014,392  $    4,685,564  $      566,502
                              ================  ================  ==============  ==============  ==============  ==============

(ab) Previously known as Salomon Brothers Variable Series Funds Inc.
(ac) Previously known as All Cap
(ad) Previously known as Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                Lord Abbett      Insurance       Insurance       Insurance       Insurance       Insurance
                                Series Fund        Trust           Trust           Trust           Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                  Mid-Cap      MFS Emerging         MFS        MFS Investors      MFS New
                                   Value          Growth        High Income        Trust         Discovery     MFS Research
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      252,444  $            -  $       61,133  $       18,189  $            -  $        8,360
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (663,128)        (31,201)         (9,786)        (44,459)        (42,307)        (21,599)
      Administrative expense         (90,618)         (2,417)           (783)         (3,589)         (3,470)         (1,587)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (501,302)        (33,618)         50,564         (29,859)        (45,777)        (14,826)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         10,767,005         676,693         271,474         796,995         787,725         494,916
      Cost of investments
         sold                     10,497,205         935,851         262,925         695,623         676,325         537,805
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   269,800        (259,158)          8,549         101,372         111,400         (42,889)

Realized gain distributions        3,933,384               -               -               -          63,413               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  4,203,184        (259,158)          8,549         101,372         174,813         (42,889)

Change in unrealized gains
   (losses)                        1,084,451         431,639           7,209         317,706         255,446         185,994
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               5,287,635         172,481          15,758         419,078         430,259         143,105
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    4,786,333  $      138,863  $       66,322  $      389,219  $      384,482  $      128,279
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                                               MFS Variable     MFS Variable     MFS Variable     MFS Variable
                              MFS Variable    MFS Variable      Insurance        Insurance        Insurance        Insurance
                                Insurance       Insurance         Trust            Trust            Trust            Trust
                                  Trust           Trust      (Service Class)  (Service Class)  (Service Class)  (Service Class)
                               Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

                                                               MFS Emerging    MFS Investors       MFS New
                              MFS Research                        Growth           Trust          Discovery      MFS Research
                                  Bond        MFS Utilities  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $      112,202  $        4,528  $             -  $         1,928  $             -  $         1,404
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (31,672)         (3,302)          (9,048)         (10,686)         (15,396)          (6,253)
      Administrative expense         (2,638)           (245)            (609)            (740)          (1,054)            (440)
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

      Net investment income
         (loss)                      77,892             981           (9,657)          (9,498)         (16,450)          (5,289)
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           654,897          45,453          123,487           71,142          141,990           26,353
      Cost of investments
         sold                       668,596          35,153          104,179           54,178          113,269           20,096
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

         Realized gains
            (losses) on fund
            shares                  (13,699)         10,300           19,308           16,964           28,721            6,257

Realized gain distributions          12,688           8,600                -                -           19,717                -
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

      Net realized gains
         (losses)                    (1,011)         18,900           19,308           16,964           48,438            6,257

Change in unrealized gains
   (losses)                         (12,881)         49,521           21,182           69,692           82,394           35,054
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

      Net realized and
         unrealized gains
         (losses) on
         investments                (13,892)         68,421           40,490           86,656          130,832           41,311
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $       64,000  $       69,402  $        30,833  $        77,158  $       114,382  $        36,022
                             ==============  ==============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                              MFS Variable    Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                                Insurance         Variable        Variable        Variable        Variable        Variable
                                  Trust         Investment      Investment      Investment      Investment      Investment
                             (Service Class)      Series          Series          Series          Series          Series
                               Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                             ---------------  --------------  --------------  --------------  --------------  --------------

                               MFS Utilities    Aggressive       Dividend                        European         Global
                             (Service Class)      Equity          Growth          Equity          Growth         Advantage
                             ---------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $        27,620  $            -  $    6,574,384  $            -  $    2,292,748  $      130,110
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                        (20,969)       (441,480)     (6,302,032)     (5,204,538)     (1,746,378)       (224,890)
      Administrative expense          (1,469)        (31,820)       (466,997)       (374,374)       (128,868)        (16,296)
                             ---------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                        5,182        (473,300)       (194,645)     (5,578,912)        417,502        (111,076)
                             ---------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales             81,596      11,284,188     156,254,637     124,082,417      40,437,630       5,442,909
      Cost of investments
         sold                         55,172      10,330,526     121,492,456     138,976,162      30,932,795       5,201,670
                             ---------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                    26,424         953,662      34,762,181     (14,893,745)      9,504,835         241,239

Realized gain distributions           56,291               -               -               -               -               -
                             ---------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                     82,715         953,662      34,762,181     (14,893,745)      9,504,835         241,239

Change in unrealized gains
   (losses)                          297,293       1,405,224       7,154,714      28,636,442      23,298,391       2,401,932
                             ---------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 380,008       2,358,886      41,916,895      13,742,697      32,803,226       2,643,171
                             ---------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $       385,190  $    1,885,586  $   41,722,250  $    8,163,785  $   33,220,728  $    2,532,095
                             ===============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley  Morgan Stanley  Morgan Stanley   Morgan Stanley   Morgan Stanley  Morgan Stanley
                                 Variable        Variable        Variable         Variable         Variable        Variable
                                Investment      Investment      Investment       Investment       Investment      Investment
                                  Series          Series          Series           Series           Series          Series
                                Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              --------------  --------------  --------------  ----------------  --------------  --------------

                                  Global
                                 Dividend                                                          Limited
                                  Growth        High Yield    Income Builder  Information (ae)     Duration      Money Market
                              --------------  --------------  --------------  ----------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    3,205,622  $    2,079,587  $      904,380  $              -  $    1,702,230  $    5,973,906
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,086,567)       (384,632)       (465,244)          (16,938)       (485,213)     (1,727,481)
      Administrative expense        (156,199)        (27,878)        (34,147)           (1,226)        (36,400)       (127,523)
                              --------------  --------------  --------------  ----------------  --------------  --------------

      Net investment income
         (loss)                      962,856       1,667,077         404,989           (18,164)      1,180,617       4,118,902
                              --------------  --------------  --------------  ----------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         49,103,133      10,338,039      10,950,494         2,960,624      13,442,534      86,261,948
      Cost of investments
         sold                     38,388,602      15,551,858       9,608,322         2,934,393      14,038,102      86,261,948
                              --------------  --------------  --------------  ----------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                10,714,531      (5,213,819)      1,342,172            26,231        (595,568)              -

Realized gain distributions        2,042,681               -               -                 -               -               -
                              --------------  --------------  --------------  ----------------  --------------  --------------

      Net realized gains
         (losses)                 12,757,212      (5,213,819)      1,342,172            26,231        (595,568)              -

Change in unrealized gains
   (losses)                       15,206,142       5,704,225       2,260,939          (174,048)        398,998               -
                              --------------  --------------  --------------  ----------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              27,963,354         490,406       3,603,111          (147,817)       (196,570)              -
                              --------------  --------------  --------------  ----------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   28,926,210  $    2,157,483  $    4,008,100  $       (165,981) $      984,047  $    4,118,902
                              ==============  ==============  ==============  ================  ==============  ==============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               Morgan Stanley    Morgan Stanley
                              Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley      Variable          Variable
                                 Variable        Variable        Variable        Variable        Investment        Investment
                                Investment      Investment      Investment      Investment         Series            Series
                                  Series          Series          Series          Series      (Class Y Shares)  (Class Y Shares)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                              --------------  --------------  --------------  --------------  ----------------  ----------------

                                                                                                 Aggressive         Dividend
                                  Quality                                                          Equity            Growth
                                Income Plus    S&P 500 Index    Strategist       Utilities    (Class Y Shares)  (Class Y Shares)
                              --------------  --------------  --------------  --------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    9,819,871  $    1,410,863  $    6,595,956  $    2,752,114  $              -  $      1,478,476
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,458,259)     (1,182,090)     (3,318,267)     (1,738,711)         (482,016)       (2,078,484)
      Administrative expense        (183,949)        (86,567)       (238,954)       (129,910)          (35,439)         (165,831)
                              --------------  --------------  --------------  --------------  ----------------  ----------------

      Net investment income
         (loss)                    7,177,663         142,206       3,038,735         883,493          (517,455)         (765,839)
                              --------------  --------------  --------------  --------------  ----------------  ----------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         60,999,218      32,952,085      67,850,446      37,717,027         4,905,380        23,259,041
      Cost of investments
         sold                     62,417,778      28,334,542      62,181,553      34,520,948         3,734,420        19,830,235
                              --------------  --------------  --------------  --------------  ----------------  ----------------

         Realized gains
            (losses) on fund
            shares                (1,418,560)      4,617,543       5,668,893       3,196,079         1,170,960         3,428,806

Realized gain distributions                -               -      20,053,680               -                 -                 -
                              --------------  --------------  --------------  --------------  ----------------  ----------------

      Net realized gains
         (losses)                 (1,418,560)      4,617,543      25,722,573       3,196,079         1,170,960         3,428,806

Change in unrealized gains
   (losses)                        1,029,568       6,279,572       3,440,853      18,557,451           982,649         8,259,746
                              --------------  --------------  --------------  --------------  ----------------  ----------------

      Net realized and
         unrealized gains
         (losses) on
         investments                (388,992)     10,897,115      29,163,426      21,753,530         2,153,609        11,688,552
                              --------------  --------------  --------------  --------------  ----------------  ----------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    6,788,671  $   11,039,321  $   32,202,161  $   22,637,023  $      1,636,154  $     10,922,713
                              ==============  ==============  ==============  ==============  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                   European          Global           Global
                                   Equity           Growth          Advantage     Dividend Growth    High Yield     Income Builder
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       617,923  $        57,312  $     1,233,580  $     2,079,826  $     1,034,082
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                      (1,802,185)        (663,373)        (167,691)      (1,106,186)        (493,491)        (694,981)
      Administrative expense         (151,812)         (51,774)         (12,947)         (91,993)         (43,802)         (55,326)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net investment income
         (loss)                    (1,953,997)         (97,224)        (123,326)          35,401        1,542,533          283,775
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          21,331,105        7,094,336        2,009,510       14,773,900        7,784,622        8,605,492
      Cost of investments
         sold                      18,618,869        5,409,075        1,720,275       11,276,066        8,125,695        7,202,277
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains
            (losses) on fund
            shares                  2,712,236        1,685,261          289,235        3,497,834         (341,073)       1,403,215

Realized gain distributions                 -                -                -          893,598                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized gains
         (losses)                   2,712,236        1,685,261          289,235        4,391,432         (341,073)       1,403,215

Change in unrealized gains
   (losses)                         1,444,336        8,437,348        1,383,493        7,970,462          864,928        3,184,816
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized and
         unrealized gains
         (losses) on
         investments                4,156,572       10,122,609        1,672,728       12,361,894          523,855        4,588,031
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $     2,202,575  $    10,025,385  $     1,549,402  $    12,397,295  $     2,066,388  $     4,871,806
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                    Limited                          Quality
                                 Information       Duration       Money Market      Income Plus    S&P 500 Index      Strategist
                          (Class Y Shares)(ae)(Class Y Shares)(Class Y Shares)(ae)(Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $     5,158,208  $     4,287,649  $     9,927,944  $     2,274,975  $     2,325,066
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (66,759)      (1,838,635)      (1,548,421)      (3,043,219)      (2,508,241)      (1,546,398)
      Administrative expense           (4,999)        (162,715)        (151,063)        (294,564)        (223,406)        (119,648)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net investment income
         (loss)                       (71,758)       3,156,858        2,588,165        6,590,161         (456,672)         659,020
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           8,784,316       23,469,062       57,191,470       25,786,561       29,783,903       15,774,028
      Cost of investments
         sold                       8,506,006       24,591,007       57,191,470       26,265,376       24,820,875       14,325,848
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains
            (losses) on fund
            shares                    278,310       (1,121,945)               -         (478,815)       4,963,028        1,448,180

Realized gain distributions                 -                -                -                -                -        7,657,723
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized gains
         (losses)                     278,310       (1,121,945)               -         (478,815)       4,963,028        9,105,903

Change in unrealized gains
   (losses)                          (800,973)         517,127                -          975,021       15,181,098        1,879,094
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 (522,663)        (604,818)               -          496,206       20,144,126       10,984,997
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      (594,421) $     2,552,040  $     2,588,165  $     7,086,367  $    19,687,454  $    11,644,017
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                   Morgan
                                  Stanley         Neuberger &     Neuberger &
                                  Variable          Berman          Berman
                                 Investment        Advisors        Advisors       Oppenheimer     Oppenheimer    Oppenheimer
                                   Series         Management      Management       Variable        Variable        Variable
                              (Class Y Shares)      Trust            Trust       Account Funds   Account Funds   Account Funds
                                Sub-Account       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              ----------------  --------------  --------------  --------------  --------------  --------------

                                                                                                  Oppenheimer
                                 Utilities           AMT                          Oppenheimer       Capital       Oppenheimer
                              (Class Y Shares)  Mid-Cap Growth   AMT Partners      Balanced      Appreciation      Core Bond
                              ----------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        584,706  $            -  $        1,002  $      216,403  $       49,988  $      236,399
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (503,645)           (259)         (2,138)       (123,243)       (165,581)        (51,623)
      Administrative expense           (38,018)            (17)           (143)         (9,293)        (12,946)         (4,272)
                              ----------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                         43,043            (276)         (1,279)         83,867        (128,539)        180,504
                              ----------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            5,597,020          27,117          34,234       3,693,096       2,649,900         819,837
      Cost of investments
         sold                        4,985,875          30,355          28,447       3,517,884       2,538,806         833,276
                              ----------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                     611,145          (3,238)          5,787         175,212         111,094         (13,439)

Realized gain distributions                  -               -          15,433         475,720               -               -
                              ----------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                      611,145          (3,238)         21,220         650,932         111,094         (13,439)

Change in unrealized gains
   (losses)                          4,655,700           5,536          (5,453)         43,740         829,438          (9,636)
                              ----------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 5,266,845           2,298          15,767         694,672         940,532         (23,075)
                              ----------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $      5,309,888  $        2,022  $       14,488  $      778,539  $      811,993  $      157,429
                              ================  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer
                                  Variable        Variable        Variable        Variable        Variable       Variable
                               Account Funds   Account Funds   Account Funds   Account Funds   Account Funds  Account Funds
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                Oppenheimer
                                Oppenheimer                                     Main Street     Oppenheimer
                                   Global       Oppenheimer     Oppenheimer      Small Cap         MidCap      Oppenheimer
                                 Securities     High Income     Main Street       Growth         Fund (af)    Strategic Bond
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      126,912  $      142,318  $      105,934  $        7,312  $            -  $      305,768
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (149,774)        (23,386)       (116,565)        (56,717)        (37,367)        (92,062)
      Administrative expense         (12,070)         (1,917)         (8,844)         (4,760)         (2,752)         (6,847)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                      (34,932)        117,015         (19,475)        (54,165)        (40,119)        206,859
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          2,647,330         303,749       2,541,465         913,424         606,504       1,888,979
      Cost of investments
         sold                      2,056,373         303,661       2,271,792         636,540         686,497       1,754,660
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   590,957              88         269,673         276,884         (79,993)        134,319

Realized gain distributions          662,925               -               -         144,320               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  1,253,882              88         269,673         421,204         (79,993)        134,319

Change in unrealized gains
   (losses)                          579,562          31,377         847,716         224,374         153,661          42,276
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               1,833,444          31,465       1,117,389         645,578          73,668         176,595
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $    1,798,512  $      148,480  $    1,097,914  $      591,413  $       33,549  $      383,454
                              ==============  ==============  ==============  ==============  ==============  ==============

(af) Previously known as Oppenheimer Aggressive Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer       Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer
                                 Variable          Variable         Variable         Variable        Variable        Variable
                              Account Funds     Account Funds     Account Funds   Account Funds   Account Funds   Account Funds
                              (Service Class   (Service Class    (Service Class  (Service Class   (Service Class  (Service Class
                                 ("SC"))           ("SC"))            "SC"))         ("SC"))          ("SC"))         ("SC"))
                                Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              --------------  -----------------  --------------  ---------------  --------------  --------------

                                                 Oppenheimer                       Oppenheimer     Oppenheimer     Oppenheimer
                                Oppenheimer        Capital         Oppenheimer        Global           High            Main
                               Balanced (SC)  Appreciation (SC)  Core Bond (SC)  Securities (SC)    Income (SC)     Street (SC)
                              --------------  -----------------  --------------  ---------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      794,199  $         138,667  $      386,354  $       346,053  $    2,820,389  $      955,542
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (582,620)        (1,075,108)       (213,572)        (580,857)       (554,294)     (1,504,227)
      Administrative expense         (78,265)          (144,286)        (29,207)         (78,655)        (73,917)       (199,169)
                              --------------  -----------------  --------------  ---------------  --------------  --------------

      Net investment income
         (loss)                      133,314         (1,080,727)        143,575         (313,459)      2,192,178        (747,854)
                              --------------  -----------------  --------------  ---------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          6,824,730         12,326,485       3,187,828        9,234,503       6,772,795      13,468,427
      Cost of investments
         sold                      6,508,063         11,284,732       3,228,869        7,321,225       6,845,557      11,463,073
                              --------------  -----------------  --------------  ---------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   316,667          1,041,753         (41,041)       1,913,278         (72,762)      2,005,354

Realized gain distributions        1,927,794                  -               -        2,143,489               -               -
                              --------------  -----------------  --------------  ---------------  --------------  --------------

      Net realized gains
         (losses)                  2,244,461          1,041,753         (41,041)       4,056,767         (72,762)      2,005,354

Change in unrealized gains
   (losses)                        1,248,274          4,300,852         689,784        2,170,402         706,477      11,585,942
                              --------------  -----------------  --------------  ---------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               3,492,735          5,342,605         648,743        6,227,169         633,715      13,591,296
                              --------------  -----------------  --------------  ---------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $    3,626,049  $       4,261,878  $      792,318  $     5,913,710  $    2,825,893  $   12,843,442
                              ==============  =================  ==============  ===============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable
                               Account Funds    Account Funds   Account Funds         PIMCO            PIMCO           PIMCO
                              (Service Class   (Service Class   (Service Class Advisors Variable  Advisors Variable   Variable
                                 ("SC"))          ("SC"))          ("SC"))      Insurance Trust    Insurance Trust  Insurance Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              --------------   --------------   --------------   --------------   ---------------   --------------

                                Oppenheimer
                                Main Street      Oppenheimer      Oppenheimer
                                 Small Cap       MidCap Fund       Strategic                          OpCap
                                Growth (SC)       (SC) (ag)        Bond (SC)     OpCap Balanced      Small Cap      Foreign Bond
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       11,451   $            -   $    4,948,200   $           79   $            -   $           84
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (730,789)        (313,001)      (1,770,336)            (134)             (28)             (37)
      Administrative expense         (96,556)         (41,410)        (238,658)             (10)              (3)              (3)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net investment income
         (loss)                     (815,894)        (354,411)       2,939,206              (65)             (31)              44
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          8,767,324        3,575,814       15,733,218              161               35               37
      Cost of investments
         sold                      7,132,155        3,015,936       15,438,389              153               32               26
                              --------------   --------------   --------------   --------------   --------------   --------------

         Realized gains
            (losses) on fund
            shares                 1,635,169          559,878          294,829                8                3               11

Realized gain distributions        1,445,611                -                -              265              108               34
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized gains
         (losses)                  3,080,780          559,878          294,829              273              111               45

Change in unrealized gains
   (losses)                        3,632,966          (98,425)       3,583,649              648              321              (61)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               6,713,746          461,453        3,878,478              921             432              (16)
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    5,897,852   $      107,042   $    6,817,684   $          856   $          401   $           28
                              ==============   ==============   ==============   ==============   ==============   ==============

(ag) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                   PIMCO           PIMCO           PIMCO             PIMCO             PIMCO           PIMCO
                                 Variable        Variable        Variable          Variable          Variable        Variable
                                 Insurance       Insurance       Insurance         Insurance         Insurance       Insurance
                                   Trust           Trust           Trust             Trust             Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account     Sub-Account
                              --------------  --------------  --------------  ------------------  --------------  --------------


                                                                 PIMCO VIT         PIMCO VIT         PIMCO VIT       PIMCO VIT
                                                                 Commodity         Emerging         Real Return    Total Return
                                                   PIMCO        Real Return      Markets Bond        (Advisor        (Advisor
                               Money Market    Total Return    Strategy (x)   (Admin Shares) (x)    Shares) (x)     Shares) (x)
                              --------------  --------------  --------------  ------------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $          407  $          521  $       59,821  $            7,548  $       26,815  $      188,175
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                           (127)           (165)        (10,955)             (2,228)         (8,571)        (59,351)
      Administrative expense              (8)            (12)         (1,407)               (269)         (1,107)         (7,803)
                              --------------  --------------  --------------  ------------------  --------------  --------------

      Net investment income
         (loss)                          272             344          47,459               5,051          17,137         121,021
                              --------------  --------------  --------------  ------------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                160           1,259          71,577              28,479         179,639         355,093
      Cost of investments
         sold                            160           1,248          73,665              28,269         182,014         354,567
                              --------------  --------------  --------------  ------------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                         -              11          (2,088)                210          (2,375)            526

Realized gain distributions                -              66           7,795               5,422          44,410          59,514
                              --------------  --------------  --------------  ------------------  --------------  --------------

      Net realized gains
         (losses)                          -              77           5,707               5,632          42,035          60,040

Change in unrealized gains
   (losses)                                -             (88)       (120,909)             10,969         (71,786)         20,278
                              --------------  --------------  --------------  ------------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                       -             (11)       (115,202)             16,601         (29,751)         80,318
                              --------------  --------------  --------------  ------------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $          272  $          333  $      (67,743) $           21,652  $      (12,614) $      201,339
                              ==============  ==============  ==============  ==================  ==============  ==============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                               Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                               VT American
                                Government      VT Capital      VT Capital     VT Discovery   VT Diversified        VT
                                  Income       Appreciation    Opportunities      Growth          Income      Equity Income
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    2,224,140  $       17,744  $        6,945  $            -  $    4,908,736  $      353,067
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (727,269)       (232,290)       (104,882)       (234,924)     (1,155,974)       (414,840)
      Administrative expense               -               -               -            (732)         (1,107)              -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                    1,496,871        (214,546)        (97,937)       (235,656)      3,751,655         (61,773)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         12,126,286       4,078,518       3,587,747       3,426,288      16,341,151       5,796,282
      Cost of investments
         sold                     12,665,996       3,424,916       3,248,178       2,550,524      16,803,113       5,067,245
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                  (539,710)        653,602         339,569         875,764        (461,962)        729,037

Realized gain distributions                -       1,515,333         505,613               -               -         955,118
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                   (539,710)      2,168,935         845,182         875,764        (461,962)      1,684,155

Change in unrealized gains
   (losses)                          (82,313)       (266,950)        202,152         931,658         738,730       3,535,067
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                (622,023)      1,901,985       1,047,334       1,807,422         276,768       5,219,222
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      874,848  $    1,687,439  $      949,397  $    1,571,766  $    4,028,423  $    5,157,449
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                    Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                  Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                 VT The George        VT
                                  Putnam Fund    Global Asset         VT         VT Growth and     VT Growth       VT Health
                                   of Boston      Allocation     Global Equity      Income       Opportunities     Sciences
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $    5,743,710  $    1,152,874  $      191,000  $    8,898,764  $       13,997  $      233,268
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (3,100,103)       (637,235)       (753,950)     (7,641,463)       (305,648)     (1,004,652)
      Administrative expense          (130,503)        (36,554)              -        (165,392)           (190)        (17,518)
                                --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                      2,513,104         479,085        (562,950)      1,091,909        (291,841)       (788,902)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           65,668,862       8,833,074       9,952,608     120,754,634       4,812,502      16,117,883
      Cost of investments sold      60,738,339       8,124,392      12,513,728     107,086,006       6,470,526      14,474,202
                                --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   4,930,523         708,682      (2,561,120)     13,668,628      (1,658,024)      1,643,681

Realized gain distributions          8,163,149               -               -      13,861,535               -               -
                                --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                   13,093,672         708,682      (2,561,120)     27,530,163      (1,658,024)      1,643,681

Change in unrealized gains
   (losses)                          5,762,238       3,754,142      14,144,824      46,267,045       3,355,481         (37,203)
                                --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                18,855,910       4,462,824      11,583,704      73,797,208       1,697,457       1,606,478
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $   21,369,014  $    4,941,909  $   11,020,754  $   74,889,117  $    1,405,616  $      817,576
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                    VT              VT
                                                                    VT         International   International
                                                               International    Growth and          New
                               VT High Yield     VT Income        Equity          Income       Opportunities   VT Investors
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    7,376,218  $    8,998,432  $    1,807,502  $      757,497  $      495,497  $      698,871
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,333,229)     (2,907,508)     (4,298,024)       (881,116)       (523,846)     (2,271,317)
      Administrative expense         (79,753)       (163,647)       (207,055)             (7)              -         (34,420)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                    5,963,236       5,927,277      (2,697,577)       (123,626)        (28,349)     (1,606,866)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         21,524,780      37,373,218      51,476,588      10,582,532      10,632,008      31,818,706
      Cost of investments
         sold                     22,058,316      37,882,515      40,819,557       7,634,347       8,935,898      34,118,804
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                  (533,536)       (509,297)     10,657,031       2,948,185       1,696,110      (2,300,098)

Realized gain distributions                -               -               -               -               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                   (533,536)       (509,297)     10,657,031       2,948,185       1,696,110      (2,300,098)

Change in unrealized gains
   (losses)                        2,753,335         879,751      60,869,323      12,125,140       6,683,064      23,613,015
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               2,219,799         370,454      71,526,354      15,073,325       8,379,174      21,312,917
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    8,183,035  $    6,297,731  $   68,828,777  $   14,949,699  $    8,350,825  $   19,706,051
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                 VT OTC &
                                    VT              VT            VT New                         Emerging
                               Mid Cap Value   Money Market    Opportunities   VT New Value       Growth        VT Research
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       39,267  $    5,349,472  $            -  $    1,985,863  $            -  $      495,993
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (253,375)     (1,719,526)     (1,578,710)     (2,616,879)       (416,671)     (1,201,573)
      Administrative expense               -        (161,465)        (20,350)       (125,045)              -         (15,792)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (214,108)      3,468,481      (1,599,060)       (756,061)       (416,671)       (721,372)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          4,959,001      80,651,645      23,448,367      33,594,201       5,947,653      19,954,249
      Cost of investments
         sold                      4,296,203      80,651,645      33,126,718      27,604,005       8,999,244      19,625,688
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   662,798               -      (9,678,351)      5,990,196      (3,051,591)        328,561

Realized gain distributions          833,329               -               -      12,598,145               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  1,496,127               -      (9,678,351)     18,588,341      (3,051,591)        328,561

Change in unrealized gains
   (losses)                        1,082,688               -      19,006,110       7,875,714       6,635,614       8,534,273
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               2,578,815               -       9,327,759      26,464,055       3,584,023       8,862,834
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    2,364,707  $    3,468,481  $    7,728,699  $   25,707,994  $    3,167,352  $    8,141,462
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam           Rydex        STI Classic
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                               VT Utilities
                               VT Small Cap     Growth and                                                      STI Capital
                                   Value          Income         VT Vista       VT Voyager       Rydex OTC     Appreciation
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      550,185  $    1,417,040  $            -  $      371,831  $            -  $       65,863
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,381,238)       (653,378)     (1,299,224)     (4,512,811)            (59)       (320,432)
      Administrative expense         (47,255)        (12,712)        (29,061)       (169,041)             (4)        (25,062)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                   (1,878,308)        750,950      (1,328,285)     (4,310,021)            (63)       (279,631)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         34,671,799      11,461,476      19,554,433      77,566,359             504      10,255,901
      Cost of investments
         sold                     24,120,819      10,647,390      20,486,821     103,893,523             446      10,482,400
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                10,550,980         814,086        (932,388)    (26,327,164)             58        (226,499)

Realized gain distributions       16,846,809               -               -               -               -       1,293,896
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                 27,397,789         814,086        (932,388)    (26,327,164)             58       1,067,397

Change in unrealized gains
   (losses)                       (1,552,239)      9,234,463       5,804,482      41,510,623             232       1,232,470
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              25,845,550      10,048,549       4,872,094      15,183,459             290       2,299,867
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   23,967,242  $   10,799,499  $    3,543,809  $   10,873,438  $          227  $    2,020,236
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                STI Classic     STI Classic    STI Classic      STI Classic     STI Classic     STI Classic
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                    STI                         STI Large        STI Large
                               International  STI Investment   Cap Relative      Cap Value          STI        STI Small Cap
                                  Equity        Grade Bond        Value           Equity      Mid-Cap Equity   Value Equity
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       51,711  $      454,039  $       62,541  $      343,573  $       36,967  $       46,173
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                        (57,008)       (140,484)        (68,834)       (322,133)       (127,501)       (147,141)
      Administrative expense          (4,585)        (11,721)         (6,200)        (25,618)        (10,149)        (12,609)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                       (9,882)        301,834         (12,493)         (4,178)       (100,683)       (113,577)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          1,791,879       3,721,603       1,265,413      10,394,179       3,424,978       3,886,271
      Cost of investments
         sold                      1,516,996       3,746,942       1,030,841       8,882,955       2,985,418       2,634,646
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   274,883         (25,339)        234,572       1,511,224         439,560       1,251,625

Realized gain distributions                -               -         345,510               -         674,517       2,375,747
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                    274,883         (25,339)        580,082       1,511,224       1,114,077       3,627,372

Change in unrealized gains
   (losses)                          622,896         (10,388)        118,347       3,128,809        (201,482)     (2,081,522)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 897,779         (35,727)        698,429       4,640,033         912,595       1,545,850
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS  $      887,897  $      266,107  $      685,936  $    4,635,855  $      811,912  $    1,432,273
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                               The Universal   The Universal   The Universal   The Universal   The Universal   The Universal
                               Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                                Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                Van Kampen
                                Van Kampen      Van Kampen       Van Kampen     Van Kampen                          UIF
                               UIF Emerging         UIF             UIF         UIF Global      Van Kampen     International
                              Markets Equity   Equity Growth    Fixed Income   Value Equity   UIF High Yield      Magnum
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      439,027  $            -  $       78,522    $        804  $          674  $       35,601
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (887,462)       (901,611)        (26,483)           (657)           (117)       (564,614)
      Administrative expense         (57,913)        (74,975)         (1,944)            (50)             (8)        (37,401)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (506,348)       (976,586)         50,095              97             549        (566,414)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         20,447,714      17,690,632         390,747           2,045           8,746       9,650,377
      Cost of investments
         sold                     12,977,096      16,930,493         389,500           1,763          12,783       7,813,550
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 7,470,618         760,139           1,247             282          (4,037)      1,836,827

Realized gain distributions        1,348,316               -          10,434           1,976               -       2,856,834
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  8,818,934         760,139          11,681           2,258          (4,037)      4,693,661

Change in unrealized gains
   (losses)                        8,893,578       1,325,591         (22,093)          6,505           4,057       3,729,396
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              17,712,512       2,085,730         (10,412)          8,763              20       8,423,057
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   17,206,164  $    1,109,144  $       39,683    $      8,860  $          569  $    7,856,643
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               The Universal   The Universal
                               The Universal   The Universal   The Universal   The Universal   Institutional   Institutional
                               Institutional   Institutional   Institutional   Institutional    Funds, Inc.     Funds, Inc.
                                Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.      (Class II)     (Class II)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------   -------------  --------------

                                                                                                 Van Kampen     Van Kampen
                                Van Kampen       Van Kampen      Van Kampen                     UIF Emerging   UIF Emerging
                                   UIF            UIF U.S.        UIF U.S.       Van Kampen     Markets Debt  Markets Equity
                              Mid Cap Growth   Mid Cap Value    Real Estate      UIF Value       (Class II)     (Class II)
                              --------------  --------------  --------------  --------------   -------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -  $      387,106  $      823,418  $        5,801  $    2,451,092  $      210,124
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (648,016)     (2,146,791)     (1,141,482)         (4,950)       (398,835)       (423,352)
      Administrative expense         (41,713)       (153,488)        (74,085)           (334)        (52,604)        (53,515)
                              --------------  --------------  --------------  --------------  --------------  --------------
      Net investment income
         (loss)                     (689,729)     (1,913,173)       (392,149)            517       1,999,653        (266,743)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         12,453,639      31,708,173      21,460,543          62,770       5,248,290       4,027,933
      Cost of investments
         sold                      9,748,285      24,578,294      12,845,503          53,067       5,207,889       2,909,426
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses)on fund
            shares                 2,705,354       7,129,879       8,615,040           9,703          40,401       1,118,507
Realized gain distributions        2,638,310      16,699,765       4,943,524          34,191         534,856         659,767
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  5,343,664      23,829,644      13,558,564          43,894         575,257       1,778,274
Change in unrealized gains
   (losses)                       (1,984,782)      1,819,454       9,609,829           2,299        (146,605)      6,888,338
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               3,358,882      25,649,098      23,168,393          46,193         428,652       8,666,612
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    2,669,153  $   23,735,925  $   22,776,244  $       46,710  $    2,428,305  $    8,399,869
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------

                               The Universal   The Universal   The Universal   The Universal    The Universal   The Universal
                               Institutional   Institutional   Institutional   Institutional    Institutional   Institutional
                                Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.      Funds, Inc.     Funds, Inc.
                                 (Class II)      (Class II)     (Class II)      (Class II)        (Class II)      (Class II)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              --------------  --------------  --------------  ---------------  --------------  --------------

                                Van Kampen       Van Kampen                      Van Kampen      Van Kampen    Van Kampen UIF
                              UIF Equity and        UIF         Van Kampen       UIF Int'l          UIF        Small Company
                                  Income       Equity Growth    UIF Global     Growth Equity   Mid Cap Growth      Growth
                                (Class II)       (Class II)      Franchise    (Class II) (ah)  (Class II) (x)    (Class II)
                              --------------  --------------  --------------  ---------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      831,429  $            -  $    1,344,531  $         5,338  $            -  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,050,354)       (287,405)     (1,422,008)         (19,390)       (637,355)       (430,407)
      Administrative expense        (138,242)        (37,217)       (179,791)          (2,449)        (77,787)        (52,938)
                              --------------  --------------  --------------  ---------------  --------------  --------------
      Net investment income
         (loss)                     (357,167)       (324,622)       (257,268)         (16,501)       (715,142)       (483,345)
                              --------------  --------------  --------------  ---------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         17,659,648       5,363,949      12,796,129          390,850       7,221,992       6,732,929
      Cost of investments
         sold                     16,268,187       4,544,398      10,965,283          377,077       6,026,767       5,612,330
                              --------------  --------------  --------------  ---------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 1,391,461         819,551       1,830,846           13,773       1,195,225       1,120,599

Realized gain distributions        1,581,855               -       2,211,587                -       2,517,494       2,091,193
                              --------------  --------------  --------------  ---------------  --------------  --------------

      Net realized gains
         (losses)                  2,973,316         819,551       4,042,433           13,773       3,712,719       3,211,792

Change in unrealized gains
   (losses)                        5,208,177        (214,105)     13,184,322          377,889         167,943        (146,114)
                              --------------  --------------  --------------  ---------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               8,181,493         605,446      17,226,755          391,662       3,880,662       3,065,678
                              --------------  --------------  --------------  ---------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    7,824,326  $      280,824  $   16,969,487  $       375,161  $    3,165,520  $    2,582,333
                              ==============  ==============  ==============  ===============  ==============  ==============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                               The Universal   The Universal    Van Kampen      Van Kampen      Van Kampen      Van Kampen
                               Institutional   Institutional       Life            Life            Life            Life
                                Funds, Inc.     Funds, Inc.     Investment      Investment      Investment      Investment
                                 (Class II)      (Class II)        Trust           Trust           Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                              Van Kampen UIF    Van Kampen
                               U.S. Mid Cap      UIF U.S.
                                  Value        Real Estate          LIT                            LIT             Strat
                                (Class II)      (Class II)       Comstock     LIT Government   Money Market    Growth I (ai)
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      157,850  $      988,264  $    1,625,016  $       70,617  $      119,125  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,080,845)     (1,487,345)     (1,461,355)        (21,682)        (33,176)       (858,104)
      Administrative expense        (135,197)       (193,302)       (107,304)         (1,757)         (2,741)        (59,797)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                   (1,058,192)       (692,383)         56,357          47,178          83,208        (917,901)
                              --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         10,277,138      20,599,618      31,845,147         704,018       2,043,674      20,361,191
      Cost of investments
         sold                      8,893,748      14,767,480      27,970,369         712,068       2,043,674      24,272,850
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 1,383,390       5,832,138       3,874,778          (8,050)              -      (3,911,659)

Realized gain distributions        8,708,948       6,779,188       6,650,382             -                 -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                 10,092,338      12,611,326      10,525,160          (8,050)              -      (3,911,659)

Change in unrealized gains
   (losses)                        3,425,243      19,161,802       3,962,999           3,042               -       5,476,960
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              13,517,581      31,773,128      14,488,159          (5,008)              -       1,565,301
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   12,459,389  $   31,080,745  $   14,544,516  $       42,170  $       83,208  $      647,400
                              ==============  ==============  ==============  ==============  ==============  ==============

(ai) Previously known as LIT Emerging Growth


See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------

                                Van Kampen      Van Kampen       Van Kampen     Van Kampen      Van Kampen
                                   Life            Life             Life           Life            Life
                                Investment      Investment       Investment     Investment      Investment
                                   Trust           Trust           Trust           Trust           Trust
                                (Class II)      (Class II)       (Class II)     (Class II)      (Class II)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------

                                                                                     LIT
                              LIT Aggressive   LIT Comstock   LIT Growth and     Money Market       Strat
                            Growth (Class II)   (Class II)   Income (Class II)   (Class II)   Growth II (aj)
                              --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -  $    4,225,305  $    1,544,001  $    1,210,051  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (356,751)     (5,196,550)     (2,394,108)       (415,204)     (1,065,886)
      Administrative expense         (37,280)       (528,832)       (305,657)        (56,137)       (102,512)
                              --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (394,031)     (1,500,077)     (1,155,764)        738,710      (1,168,398)
                              --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          5,701,208      49,721,002      24,171,991      15,653,133      12,805,340
      Cost of investments
         sold                      5,044,031      42,625,492      21,108,629      15,653,133      11,439,958
                              --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   657,177       7,095,510       3,063,362               -       1,365,382

Realized gain distributions        1,883,927      19,644,865      10,255,668               -               -
                              --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  2,541,104      26,740,375      13,319,030               -       1,365,382

Change in unrealized gains
   (losses)                       (1,466,903)     19,295,277       9,201,401               -         189,436
                              --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               1,074,201      46,035,652      22,520,431               -       1,554,818
                              --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      680,170  $   44,535,575  $   21,364,667  $      738,710  $      386,420
                              ==============  ==============  ==============  ==============  ==============

(a) Previously known as LIT Emerging Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                    AIM Variable                       AIM Variable
                                       Insurance Funds                 Insurance Funds                    Insurance Funds
                                         Sub-Account                     Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           AIM V. I.                        AIM V. I.
                                      Aggressive Growth                  Basic Balanced                 AIM V. I. Basic Value
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (a)           2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (124,170) $      (368,494) $       233,607  $        20,111  $      (321,253) $      (426,102)
Net realized gains (losses)           658,673         (672,913)         127,977         (659,787)       3,033,018        1,537,033
Change in unrealized gains
   (losses)                         1,881,646        2,084,268        4,018,486        2,697,431          794,922          282,136
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,416,149        1,042,861        4,380,070        2,057,755        3,506,687        1,393,067
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               20,215           22,505           64,920           53,656            9,464           27,627
Benefit payments                     (272,368)        (670,458)      (1,194,858)      (2,089,350)        (728,167)        (799,105)
Payments on termination              (817,963)      (1,991,348)      (8,865,059)      (6,351,818)      (5,153,530)      (3,778,661)
Contract maintenance charge            (4,417)         (13,973)         (20,042)         (22,892)         (11,312)         (12,100)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            (28,292,898)        (798,235)         275,228         (376,249)         474,114        2,809,832
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                   (29,367,431)      (3,451,509)      (9,739,811)      (8,786,653)      (5,409,431)      (1,752,407)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (26,951,282)      (2,408,648)      (5,359,741)      (6,728,898)      (1,902,744)        (359,340)

NET ASSETS AT BEGINNING OF
   PERIOD                          26,951,282       29,359,930       54,652,718       61,381,616       33,302,071       33,661,411
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    26,951,282  $    49,292,977  $    54,652,718  $    31,399,327  $    33,302,071
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,454,120        2,810,200        5,029,655        5,868,136        2,571,654        2,711,020
         Units issued                  68,783          265,811          438,367          625,884          313,566          717,187
         Units redeemed            (2,522,903)        (621,891)      (1,297,190)      (1,464,365)        (713,170)        (856,553)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -        2,454,120        4,170,832        5,029,655        2,172,050        2,571,654
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                      AIM Variable                      AIM Variable
                                       Insurance Funds                   Insurance Funds                   Insurance Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            AIM V. I.                          AIM V. I.
                                     AIM V. I. Blue Chip              Capital Appreciation               Capital Development
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (b)           2005        2006 (a)(c)(d)        2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (76,416) $      (178,511) $    (2,328,174) $    (1,654,571) $      (346,629) $      (325,538)
Net realized gains (losses)        (2,829,587)        (613,618)         134,737       (1,646,079)       2,496,293          765,593
Change in unrealized gains
   (losses)                         2,202,421        1,142,720        5,373,453       11,044,610        1,380,005        1,459,050
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations            (703,582)         350,591        3,180,016        7,743,960        3,529,669        1,899,105
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,420            8,134          385,527          346,802           43,722            6,088
Benefit payments                     (399,574)        (655,291)      (4,570,520)      (2,782,341)        (565,498)        (419,398)
Payments on termination            (1,006,186)      (2,209,932)     (24,464,859)     (15,414,975)      (3,573,766)      (2,346,698)
Contract maintenance charge            (4,951)         (11,802)         (80,468)         (59,747)          (8,250)          (8,078)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            (18,711,198)        (645,789)     104,549,957       (4,291,485)          79,088        2,773,295
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (20,117,489)      (3,514,680)      75,819,637      (22,201,746)      (4,024,704)           5,209
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (20,821,071)      (3,164,089)      78,999,653      (14,457,786)        (495,035)       1,904,314

NET ASSETS AT BEGINNING OF
   PERIOD                          20,821,071       23,985,160      116,354,635      130,812,421       25,090,655       23,186,341
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    20,821,071  $   195,354,288  $   116,354,635  $    24,595,620  $    25,090,655
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,256,037        3,828,137       11,585,051       13,757,751        1,693,097        1,701,239
         Units issued                 238,113          328,056       11,701,688        2,035,513          243,504          415,204
         Units redeemed            (3,494,150)        (900,156)      (4,778,459)      (4,208,213)        (488,522)        (423,346)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -        3,256,037       18,508,280       11,585,051        1,448,079        1,693,097
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                      AIM Variable                       AIM Variable
                                       Insurance Funds                   Insurance Funds                    Insurance Funds
                                         Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            AIM V. I.                           AIM V. I.
                                    AIM V. I. Core Equity               Demographic Trends                 Diversified Income
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (e)           2005           2006 (c)           2005             2006            2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,419,420) $        64,437  $      (109,217) $      (145,441) $     1,051,781  $     1,292,980
Net realized gains (losses)         1,802,279          286,653       (2,425,786)      (1,181,356)        (690,454)        (529,322)
Change in unrealized gains
   (losses)                        23,921,285        3,565,409        2,830,530        1,735,286          352,573         (329,502)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          24,304,144        3,916,499          295,527          408,489          713,900          434,156
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              309,776          108,408            4,822           11,367           15,171           22,007
Benefit payments                   (6,964,658)      (3,377,614)        (121,298)        (462,972)      (1,580,903)      (1,306,605)
Payments on termination           (28,743,756)     (13,331,985)      (1,144,511)      (1,563,312)      (4,108,673)      (4,091,502)
Contract maintenance charge           (94,418)         (57,810)          (4,890)          (6,378)          (7,179)          (8,625)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            137,162,852       (3,398,637)      (9,025,358)        (840,397)         714,695        1,587,854
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                   101,669,796      (20,057,638)     (10,291,235)      (2,861,692)      (4,966,889)      (3,796,871)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         125,973,940      (16,141,139)      (9,995,708)      (2,453,203)      (4,252,989)      (3,362,715)

NET ASSETS AT BEGINNING OF
   PERIOD                         106,416,724      122,557,863        9,995,708       12,448,911       26,843,649       30,206,364
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   232,390,664  $   106,416,724  $             -  $     9,995,708  $    22,590,660  $    26,843,649
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           8,733,036       10,304,475        1,839,428        2,398,585        2,285,557        2,590,685
         Units issued              13,234,511          665,275           52,778          250,168          316,157          481,138
         Units redeemed            (4,516,693)      (2,236,714)      (1,892,206)        (809,325)        (729,272)        (786,266)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    17,450,854        8,733,036                -        1,839,428        1,872,442        2,285,557
                              ===============  ===============  ===============  ===============  ===============  ===============

(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          AIM Variable                      AIM Variable                      AIM Variable
                                        Insurance Funds                   Insurance Funds                   Insurance Funds
                                          Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           AIM V. I.
                                    Government Securities               AIM V. I. Growth                 AIM V. I. High Yield
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005            2006 (d)          2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       639,816  $       584,747  $      (351,288) $    (1,094,101) $       911,365  $     1,188,253
Net realized gains (losses)            70,377          237,311      (19,202,381)      (5,776,165)        (232,693)          24,398
Change in unrealized gains
   (losses)                          (159,158)        (729,599)      24,515,493       11,030,910          564,387         (994,898)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from
   operations                         551,035           92,459        4,961,824        4,160,644        1,243,059          217,753
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                                7,797           12,105           54,696           98,170            6,164           14,923
Benefit payments                   (1,453,419)      (1,695,940)      (1,107,855)      (2,236,761)        (451,195)        (667,370)
Payments on termination            (5,706,491)      (5,311,391)      (3,221,827)      (8,273,756)      (3,033,581)      (2,412,404)
Contract maintenance charge            (9,487)         (11,760)         (13,190)         (40,753)          (5,078)          (6,020)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (1,038,240)      (1,348,494)     (75,302,501)      (3,372,611)        (115,442)        (980,059)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                    (8,199,840)      (8,355,480)     (79,590,677)     (13,825,711)      (3,599,132)      (4,050,930)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (7,648,805)      (8,263,021)     (74,628,853)      (9,665,067)      (2,356,073)      (3,833,177)

NET ASSETS AT BEGINNING OF
   PERIOD                          33,125,435       41,388,456       74,628,853       84,293,920       15,601,267       19,434,444
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    25,476,630  $    33,125,435  $             -  $    74,628,853  $    13,245,194  $    15,601,267
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,587,210        3,233,611       10,077,543       11,996,211        1,577,550        1,992,886
         Units issued                 230,730          405,705          390,089        2,145,677          193,668          357,522
         Units redeemed              (867,346)      (1,052,106)     (10,467,632)      (4,064,345)        (545,741)        (772,858)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,950,594        2,587,210                -       10,077,543        1,225,477        1,577,550
                              ===============  ===============  ===============  ===============  ===============  ===============

(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                          AIM Variable            AIM Variable               AIM Variable
                                        Insurance Funds         Insurance Funds            Insurance Funds
                                          Sub-Account             Sub-Account                Sub-Account
                              --------------------------------  ---------------  --------------------------------

                                           AIM V. I.            AIM V. I. Large              AIM V. I.
                                     International Growth          Cap Growth           Mid Cap Core Equity
                              --------------------------------  ---------------  --------------------------------

                                    2006             2005         2006 (b)(f)          2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (198,500) $      (345,899) $      (111,112) $      (156,090) $      (246,596)
Net realized gains (losses)         4,108,113        1,304,497           81,521        4,055,921        1,739,308
Change in unrealized gains
   (losses)                         9,674,730        6,687,181        1,931,575       (1,232,880)         230,659
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          13,584,343        7,645,779        1,901,984        2,666,951        1,723,371
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                               78,765           51,152            3,312           28,910          117,308
Benefit payments                   (1,759,741)      (1,286,573)        (258,340)        (687,158)        (289,408)
Payments on termination            (8,512,407)      (5,551,814)      (1,017,671)      (4,558,771)      (2,977,917)
Contract maintenance charge           (23,809)         (22,002)          (5,152)          (8,710)          (8,575)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              5,564,606        5,500,032       18,461,643          957,175        6,168,348
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                    (4,652,586)      (1,309,205)      17,183,792       (4,268,554)       3,009,756
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           8,931,757        6,336,574       19,085,776       (1,601,603)       4,733,127

NET ASSETS AT BEGINNING OF
   PERIOD                          53,895,572       47,558,998                -       30,350,585       25,617,458
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    62,827,329  $    53,895,572  $    19,085,776  $    28,748,982  $    30,350,585
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,971,488        3,968,781                -        2,172,241        1,876,228
         Units issued                 897,298          954,641        1,937,250          504,977        1,855,020
         Units redeemed            (1,152,132)        (951,934)        (215,892)        (779,268)      (1,559,007)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,716,654        3,971,488        1,721,358        1,897,950        2,172,241
                              ===============  ===============  ===============  ===============  ===============

(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(f) For the period beginning June 12, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                      AIM Variable                     AIM Variable
                                       Insurance Funds                   Insurance Funds                   Insurance Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                   AIM V. I. Money Market           AIM V. I. Premier Equity            AIM V. I. Technology
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (e)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       593,425  $       242,582  $       795,465  $      (997,413) $       (76,936) $       (84,209)
Net realized gains (losses)                 -                -      (15,644,868)      (6,051,321)         289,545          102,452
Change in unrealized gains
   (losses)                                 -                -       22,086,795       12,742,532          275,452          (44,805)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             593,425          242,582        7,237,392        5,693,798          488,061          (26,562)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               26,936           15,483           78,992          172,425            8,654            8,109
Benefit payments                   (8,114,386)     (12,980,203)      (1,522,211)      (5,301,618)         (78,563)        (116,194)
Payments on termination           (11,532,625)      (8,903,804)      (6,049,247)     (17,432,839)        (688,387)        (710,996)
Contract maintenance charge            (7,344)          (8,289)         (27,173)         (86,130)          (3,289)          (3,831)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             19,928,144       16,782,968     (145,660,566)      (9,459,939)        (204,020)        (448,905)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       300,725       (5,093,845)    (153,180,205)     (32,108,101)        (965,605)      (1,271,817)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             894,150       (4,851,263)    (145,942,813)     (26,414,303)        (477,544)      (1,298,379)

NET ASSETS AT BEGINNING OF
   PERIOD                          20,185,712       25,036,975      145,942,813      172,357,116        5,996,941        7,295,320
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,079,862  $    20,185,712  $             -  $   145,942,813  $     5,519,397  $     5,996,941
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,792,903        2,239,273       15,762,610       19,267,691          536,082          657,425
         Units issued               2,769,251        3,730,812          417,671        2,333,499          106,031           76,130
         Units redeemed            (2,741,285)      (4,177,182)     (16,180,281)      (5,838,580)        (189,401)        (197,473)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,820,869        1,792,903                -       15,762,610          452,712          536,082
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                AIM Variable Insurance            AIM Variable Insurance
                                       Insurance Funds                   Funds Series II                   Funds Series II
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            AIM V. I.                         AIM V. I.
                                     AIM V. I. Utilities              Aggressive Growth II                Basic Balanced II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (g)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       278,735  $       144,416  $        (3,749) $       (10,274) $         1,653  $        (7,007)
Net realized gains (losses)         1,440,631          540,032          192,315            4,849           63,343           26,918
Change in unrealized gains
   (losses)                         1,253,685        1,090,839         (132,272)          28,161           94,822           47,456
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,973,051        1,775,287           56,294           22,736          159,818           67,367
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               12,718            5,380            5,369            6,106            3,030              800
Benefit payments                     (831,888)        (406,298)               -                -         (184,006)          (3,334)
Payments on termination            (1,687,240)      (1,453,411)          (3,784)          (8,674)        (198,301)        (183,441)
Contract maintenance charge            (5,850)          (5,774)               -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                141,438        2,562,546         (691,258)          18,981           54,157           48,100
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,370,822)         702,443         (689,673)          16,413         (325,120)        (137,875)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             602,229        2,477,730         (633,379)          39,149         (165,302)         (70,508)

NET ASSETS AT BEGINNING OF
   PERIOD                          14,080,774       11,603,044          633,379          594,230        2,103,010        2,173,518
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    14,683,003  $    14,080,774  $             -  $       633,379  $     1,937,708  $     2,103,010
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             998,584          948,229           55,960           54,443          203,998          217,898
         Units issued                 174,253          527,651              526            4,820           22,690           23,156
         Units redeemed              (331,321)        (477,296)         (56,486)          (3,303)         (53,313)         (37,056)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       841,516          998,584                -           55,960          173,375          203,998
                              ===============  ===============  ===============  ===============  ===============  ===============

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                       Funds Series II                   Funds Series II                   Funds Series II
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                              AIM V. I.
                                  AIM V. I. Basic Value II           AIM V. I. Blue Chip II            Capital Appreciation II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (h)           2005        2006 (g)(i)(j)        2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (344,401) $      (367,775) $        (7,235) $       (12,536) $      (131,982) $      (123,155)
Net realized gains (losses)         1,469,720          531,298          111,989           11,079          169,984          135,871
Change in unrealized gains
   (losses)                         1,170,468          625,320         (146,355)          17,568          249,909          470,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,295,787          788,843          (41,601)          16,111          287,911          482,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               24,667        1,494,568            6,316            7,926            8,793          210,248
Benefit payments                     (112,414)        (234,236)               -           (1,211)         (75,855)         (60,896)
Payments on termination              (996,752)        (696,246)         (44,384)         (33,938)        (393,594)        (330,132)
Contract maintenance charge           (66,390)         (64,500)               -                -          (18,426)         (19,186)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (914,833)        (188,928)        (964,190)         (29,700)         927,334         (493,031)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,065,722)         310,658       (1,002,258)         (56,923)         448,252         (692,997)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             230,065        1,099,501       (1,043,859)         (40,812)         736,163         (210,251)

NET ASSETS AT BEGINNING OF
   PERIOD                          21,967,527       20,868,026        1,043,859        1,084,671        7,537,878        7,748,129
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,197,592  $    21,967,527  $             -  $     1,043,859  $     8,274,041  $     7,537,878
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,572,687        1,549,941          105,671          111,610          569,945          628,627
         Units issued                  46,214          409,587              664            3,922          139,166           62,765
         Units redeemed              (188,142)        (386,841)        (106,335)          (9,861)         (88,978)        (121,447)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,430,759        1,572,687                -          105,671          620,133          569,945
                              ===============  ===============  ===============  ===============  ===============  ===============

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                       Funds Series II                   Funds Series II                   Funds Series II
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          AIM V. I.                                                          AIM V. I.
                                   Capital Development II           AIM V. I. Core Equity II           Demographic Trends II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006            2005            2006 (k)           2005           2006 (i)          2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (8,161) $        (7,315) $       (35,086) $        (1,366) $        (3,719) $        (4,640)
Net realized gains (losses)            73,633            7,071           30,155            7,935           77,447            5,621
Change in unrealized gains
   (losses)                            19,869           35,972          406,135           10,275          (63,477)          12,372
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              85,341           35,728          401,204           16,844           10,251           13,353
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,688              303              286              690              352            1,183
Benefit payments                     (111,513)               -         (119,842)               -          (47,394)               -
Payments on termination               (45,687)          (4,284)        (232,832)         (46,576)          (8,562)         (12,312)
Contract maintenance charge                 -                -          (11,568)               -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                136,386           70,712        4,780,701           15,515         (257,569)             143
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (16,126)          66,731        4,416,745          (30,371)        (313,173)         (10,986)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              69,215          102,459        4,817,949          (13,527)        (302,922)           2,367

NET ASSETS AT BEGINNING OF
   PERIOD                             523,102          420,643          477,954          491,481          302,922          300,555
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       592,317  $       523,102  $     5,295,903  $       477,954  $             -  $       302,922
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              41,806           36,107           42,597           45,304           30,304           31,387
         Units issued                  11,494           15,264          500,106            2,051            1,337            6,116
         Units redeemed               (11,883)          (9,565)         (68,734)          (4,758)         (31,641)          (7,199)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        41,417           41,806          473,969           42,597                -           30,304
                              ===============  ===============  ===============  ===============  ===============  ===============

(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance             AIM Variable Insurance           AIM Variable Insurance
                                       Funds Series II                    Funds Series II                  Funds Series II
                                         Sub-Account                        Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           AIM V. I.                        AIM V. I.
                                     Diversified Income II          Government Securities II             AIM V. I. Growth II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005            2006             2005             2006 (j)          2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        21,718  $        32,324  $        23,778  $        31,644  $        (1,653) $        (5,035)
Net realized gains (losses)           (11,604)          (1,516)         (21,062)          (3,316)          93,178           16,409
Change in unrealized gains
   (losses)                             3,384          (22,966)          22,851          (29,553)         (70,788)           5,168
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              13,498            7,842           25,567           (1,225)          20,737           16,542
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,552              500            2,795                -            7,366            8,976
Benefit payments                       (2,023)               -          (78,497)         (29,088)               -                -
Payments on termination               (19,316)         (25,778)        (444,344)        (205,616)          (8,383)         (32,330)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (173,397)          (8,859)        (319,846)           1,254         (331,700)         (26,613)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (193,184)         (34,137)        (839,892)        (233,450)        (332,717)         (49,967)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (179,686)         (26,295)        (814,325)        (234,675)        (311,980)         (33,425)

NET ASSETS AT BEGINNING OF
   PERIOD                             731,511          757,806        2,176,790        2,411,465          311,980          345,405
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       551,825  $       731,511  $     1,362,465  $     2,176,790  $             -  $       311,980
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              65,514           68,582          202,206          223,792           31,825           37,130
         Units issued                   6,081            3,519           23,560           16,432              840            1,983
         Units redeemed               (23,249)          (6,587)        (101,289)         (38,018)         (32,665)          (7,288)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        48,346           65,514          124,477          202,206                -           31,825
                              ===============  ===============  ===============  ===============  ===============  ===============

(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                    AIM Variable
                                   AIM Variable Insurance             AIM Variable Insurance          Insurance
                                       Funds Series II                    Funds Series II             Funds II
                                         Sub-Account                        Sub-Account             Sub-Account
                              --------------------------------  --------------------------------  ---------------

                                                                            AIM V. I.             AIM V. I. Large
                                   AIM V. I. High Yield II           International Growth II       Cap Growth II
                              --------------------------------  --------------------------------  ---------------

                                    2006             2005             2006             2005          2006 (f)(h)
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        47,133  $        60,626  $        (4,559) $        (7,329) $        (8,654)
Net realized gains (losses)             8,561            9,480           49,535           17,581            2,549
Change in unrealized gains
   (losses)                             7,722          (62,623)         233,193          116,806          109,404
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from operations                     63,416            7,483          278,169          127,058          103,299
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,620            1,490            7,079            3,524               -
Benefit payments                            -                -          (20,424)               -           (2,252)
Payments on termination               (45,774)         (30,680)         (73,296)         (38,998)          (8,395)
Contract maintenance charge                 -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (117,491)          15,569          428,826          170,945          954,604
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (161,645)         (13,621)         342,185          135,471          943,957
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (98,229)          (6,138)         620,354          262,529        1,047,256

NET ASSETS AT BEGINNING OF
   PERIOD                             830,276          836,414          972,512          709,983                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       732,047  $       830,276  $     1,592,866  $       972,512  $     1,047,256
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              64,335           65,405           65,852           55,701                -
         Units issued                   1,280            5,804           30,445           17,561           97,841
         Units redeemed               (13,533)          (6,874)         (10,442)          (7,410)          (3,272)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        52,082           64,335           85,855           65,852           94,569
                              ===============  ===============  ===============  ===============  ===============

(f) For the period beginning June 12, 2006 and ended December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                    Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          AIM V. I.                         AIM V. I.                          AIM V. I.
                                   Mid Cap Core Equity II               Money Market II                   Premier Equity II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006              2005            2006             2005          2006 (k)           2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (71,376) $       (95,862) $        55,431  $        26,530  $         6,163  $       (54,104)
Net realized gains (losses)           823,292          330,038                -                -          804,884           45,970
Change in unrealized
   gains (losses)                    (126,164)         194,930                -                -         (587,468)         169,893
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets
   from operations                    625,752          429,106           55,431           26,530          223,579          161,759
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               19,581        2,407,058                -            6,165           10,598          361,419
Benefit payments                      (89,589)         (58,549)        (277,843)        (299,952)               -          (21,132)
Payments on termination              (283,575)        (255,309)      (1,153,999)      (7,447,783)         (95,714)        (143,432)
Contract maintenance charge           (17,003)          (8,303)               -                -           (3,581)         (14,444)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (722,377)         704,117          725,977        4,877,375       (4,775,936)         (66,543)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                    (1,092,963)       2,789,014         (705,865)      (2,864,195)      (4,864,633)         115,868
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                        (467,211)       3,218,120         (650,434)      (2,837,665)      (4,641,054)         277,627

NET ASSETS AT BEGINNING OF
   PERIOD                           7,457,304        4,239,184        2,793,891        5,631,556        4,641,054        4,363,427
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     6,990,093  $     7,457,304  $     2,143,457  $     2,793,891   $            -  $     4,641,054
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             637,174          374,379          285,556          579,844          385,771          376,112
         Units issued                  58,072          786,949           95,334          603,040           19,792          119,353
         Units redeemed              (149,886)        (524,154)        (167,511)        (897,328)        (405,563)        (109,694)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       545,360          637,174          213,379          285,556                -          385,771
                              ===============  ===============  ===============  ===============  ===============  ===============

(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Alliance
                                 AIM Variable Insurance              AIM Variable Insurance              Bernstein Variable
                                     Funds Series II                     Funds Series II                Product Series Fund
                                        Sub-Account                         Sub-Account                     Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                                Alliance
                                    AIM V. I. Technology II           AIM V. I. Utilities II               Bernstein Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006            2005              2006             2005            2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (2,205) $        (2,200) $        16,777  $         4,171  $    (1,016,072) $      (914,370)
Net realized gains (losses)             5,111            1,564           30,757           11,303        1,357,732        1,435,099
Change in unrealized gains
   (losses)                             7,695              847          101,257           51,267       (2,468,198)       5,265,901
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              10,601              211          148,791           66,741       (2,126,538)       5,786,630
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  388              497              912            1,031        3,763,842       10,848,923
Benefit payments                            -                -           (3,432)               -       (1,065,944)        (737,805)
Payments on termination                (1,371)         (12,803)         (30,262)         (25,480)      (5,549,062)      (4,082,854)
Contract maintenance charge                 -                -                -                -         (109,341)         (66,488)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (18,607)              24          206,599           51,838            2,694        4,154,565
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                       (19,590)         (12,282)         173,817           27,389       (2,957,811)      10,116,341
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                          (8,989)         (12,071)         322,608           94,130       (5,084,349)      15,902,971

NET ASSETS AT BEGINNING OF
   PERIOD                             132,403          144,474          550,078          455,948       64,948,868       49,045,897
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       123,414  $       132,403  $       872,686  $       550,078  $    59,864,519  $    64,948,868
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              11,963           13,086           39,277           37,369        6,832,050        6,175,132
         Units issued                   1,009              391           14,098            5,858        1,377,335        4,606,126
         Units redeemed                (2,689)          (1,514)          (2,890)          (3,950)      (1,953,056)      (3,949,208)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        10,283           11,963           50,485           39,277        6,256,329        6,832,050
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Alliance                            Alliance                         Alliance
                                     Bernstein Variable                  Bernstein Variable               Bernstein Variable
                                    Product Series Fund                 Product Series Fund              Product Series Fund
                                        Sub-Account                         Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                     Alliance Bernstein                 Alliance Bernstein               Alliance Bernstein
                                      Growth & Income                   International Value               Large Cap Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006            2005              2006           2005 (ak)          2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $      (993,635) $      (796,387) $      (116,381) $       (70,023) $      (743,989) $      (699,045)
Net realized gains (losses)        16,784,265        5,579,463        1,204,453          317,950          272,163         (223,940)
Change in unrealized gains
   (losses)                        12,258,755        1,083,820        7,026,148        1,002,493         (786,977)       6,200,392
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          28,049,385        5,866,896        8,114,220        1,250,420       (1,258,803)       5,277,407
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              518,707        7,474,187       13,908,710       11,319,680          143,362          593,761
Benefit payments                   (3,018,124)      (3,355,357)        (448,214)         (54,568)        (720,381)        (652,659)
Payments on termination           (23,570,371)     (22,033,964)      (1,022,203)        (120,423)      (4,457,781)      (3,877,472)
Contract maintenance charge          (199,141)        (187,928)         (81,783)          (4,202)         (39,474)         (42,950)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (5,836,723)      (4,655,859)       5,624,460        3,026,827        3,779,658        2,166,301
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (32,105,652)     (22,758,921)      17,980,970       14,167,314       (1,294,616)      (1,813,019)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                      (4,056,267)     (16,892,025)      26,095,190       15,417,734       (2,553,419)       3,464,388

NET ASSETS AT BEGINNING OF
   PERIOD                         207,805,787      224,697,812       15,417,734                -       46,606,549       43,142,161
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   203,749,520  $   207,805,787  $    41,512,924  $    15,417,734  $    44,053,130  $    46,606,549
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          17,601,470       19,688,278        1,298,617                -        6,159,455        6,505,577
         Units issued               1,576,404        4,151,539        1,882,903        2,292,586        1,762,391        2,215,960
         Units redeemed            (4,194,663)      (6,238,347)        (550,339)        (993,969)      (1,899,686)      (2,562,082)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    14,983,211       17,601,470        2,631,181        1,298,617        6,022,160        6,159,455
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Alliance                          Alliance                          Alliance
                                      Bernstein Variable                Bernstein Variable                Bernstein Variable
                                     Product Series Fund               Product Series Fund               Product Series Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                     Alliance Bernstein                Alliance Bernstein                     Alliance
                                     Small/Mid Cap Value                 Utility Income                    Bernstein Value
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006          2005 (ak)           2006           2005 (ak)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     (689,854)  $      (410,327) $        32,845  $       (13,136) $       (24,546) $        (4,060)
Net realized gains (losses)         3,930,630        1,459,210           48,731          (39,139)         140,137           (8,473)
Change in unrealized gains
   (losses)                         2,109,059          877,983          885,596           86,429          481,966           49,841
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           5,349,835        1,926,866          967,172           34,154          597,557           37,308
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                            4,823,166       14,013,852        1,261,064        2,539,162        2,151,559        1,195,200
Benefit payments                     (520,240)        (221,051)        (162,039)               -         (214,375)               -
Payments on termination            (2,439,276)      (1,192,962)        (222,902)         (16,447)         (85,229)        (136,069)
Contract maintenance charge          (166,581)         (98,695)         (12,497)            (665)          (5,726)            (104)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                402,867        1,514,688        1,114,502          617,342          731,957          352,375
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,099,936       14,015,832        1,978,128        3,139,392        2,578,186        1,411,402
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,449,771       15,942,698        2,945,300        3,173,546        3,175,743        1,448,710

NET ASSETS AT BEGINNING OF
   PERIOD                          41,918,666       25,975,968        3,173,546                -        1,448,710                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    49,368,437  $    41,918,666  $     6,118,846  $     3,173,546  $     4,624,453  $     1,448,710
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,513,231        1,633,134          289,959                -          134,946                -
         Units issued                 614,317        2,494,433          258,410          591,337          314,068          225,553
         Units redeemed              (491,317)      (1,614,336)         (87,938)        (301,378)         (86,702)         (90,607)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,636,231        2,513,231          460,431          289,959          362,312          134,946
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          American                          American                           Dreyfus
                                      Century Variable                  Century Variable                Socially Responsible
                                      Portfolios, Inc                   Portfolios, Inc                  Growth Fund, Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                      American Century                  American Century                  Dreyfus Socially
                                         VP Balanced                     VP International              Responsible Growth Fund
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005            2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS

Net investment income (loss)  $           380  $           283  $            47  $           106  $        (3,263) $        (3,771)
Net realized gains (losses)             3,374              (37)             (50)         (21,423)          (6,446)          (1,033)
Change in unrealized gains
   (losses)                               136            1,806            5,742           23,653           26,026            9,917
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               3,890            2,052            5,739            2,336           16,317            5,113
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                                    -                -                -                -                -              750
Benefit payments                            -                -             (815)               -                -                -
Payments on termination                  (631)          (4,092)            (459)         (39,173)         (38,938)          (5,521)
Contract maintenance charge               (44)             (46)              (5)              (4)             (63)             (79)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 (6,002)          (6,595)               -                -               (3)          (1,239)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        (6,677)         (10,733)          (1,279)         (39,177)         (39,004)          (6,089)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              (2,787)          (8,681)           4,460          (36,841)         (22,687)            (976)

NET ASSETS AT BEGINNING OF
   PERIOD                              52,952           61,633           25,902           62,743          255,576          256,552
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        50,165  $        52,952  $        30,362  $        25,902  $       232,889  $       255,576
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               3,746            4,511            1,958            5,297           30,580           31,431
         Units issued                   1,383              461               60                -                -              133
         Units redeemed                (1,848)          (1,226)            (154)          (3,339)          (4,557)            (984)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         3,281            3,746            1,864            1,958           26,023           30,580
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                        Dreyfus Variable                  Dreyfus Variable
                                  Dreyfus Stock Index Fund               Investment Fund                   Investment Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                  Dreyfus Stock Index Fund             VIF Growth & Income                VIF Money Market
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS

Net investment income (loss)  $         3,068  $         2,494  $        (1,723) $           (66) $        25,369  $        11,812
Net realized gains (losses)            48,897           69,134            5,329             (257)               -                -
Change in unrealized gains
   (losses)                           155,611          (16,345)          33,246            5,771                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             207,576           55,283           36,852            5,448           25,369           11,812
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                                9,000            6,614                -                -              260            7,250
Benefit payments                      (14,606)         (92,780)         (26,112)               -         (271,267)        (269,048)
Payments on termination              (362,002)        (379,676)         (12,340)         (51,817)        (255,553)        (338,108)
Contract maintenance charge              (920)          (1,066)            (181)            (228)            (546)            (638)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (61,953)         (14,622)          (7,906)           1,275          363,878          330,066
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (430,481)        (481,530)         (46,539)         (50,770)        (163,228)        (270,478)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (222,905)        (426,247)          (9,687)         (45,322)        (137,859)        (258,666)

NET ASSETS AT BEGINNING OF
   PERIOD                           1,717,335        2,143,582          327,612          372,934          941,210        1,199,876
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,494,430  $     1,717,335  $       317,925  $       327,612  $       803,351  $       941,210
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             162,949          210,673           31,118           35,826           89,215          114,416
         Units issued                   2,008           28,325            7,673              121           86,127          124,127
         Units redeemed               (39,108)         (76,049)         (11,721)          (4,829)         (99,967)        (149,328)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       125,849          162,949           27,070           31,118           75,375           89,215
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Dreyfus Variable
                                      Investment Fund                 DWS Variable Series I             DWS Variable Series I
                                         Sub-Account                     Sub-Account (l)                   Sub-Account (l)
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               DWS VIP
                                   VIF Small Company Stock             DWS VIP Bond A (m)               Capital Growth A (n)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (1,177) $        (1,178) $        31,626  $        33,749  $        (3,153) $         1,125
Net realized gains (losses)            10,235            6,684            6,761           16,449           25,119           (4,029)
Change in unrealized gains
   (losses)                            (1,870)          (5,875)              79          (29,259)         142,967          216,750
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               7,188             (369)          38,466           20,939          164,933          213,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -            2,985            1,820           27,312            8,570
Benefit payments                         (120)               -          (36,650)         (47,961)         (48,938)         (38,122)
Payments on termination                (4,418)          (9,209)        (244,235)         (33,799)        (600,886)        (273,558)
Contract maintenance charge               (45)             (59)              -                 -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                  8,416              (25)        (104,757)        (149,173)        (290,237)         625,238
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                         3,833           (9,293)        (382,657)        (229,113)        (912,749)         322,128
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              11,021           (9,662)        (344,191)        (208,174)        (747,816)         535,974

NET ASSETS AT BEGINNING OF
   PERIOD                              72,748           82,410        1,142,958        1,351,132        2,527,077        1,991,103
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        83,769  $        72,748  $       798,767  $     1,142,958  $     1,779,261  $     2,527,077
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               4,754            5,352           84,957          102,279          239,192          203,772
         Units issued                     882               63            4,313           10,790            9,331           89,474
         Units redeemed                  (644)            (661)         (32,248)         (28,112)         (92,298)         (54,054)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         4,992            4,754           57,022           84,957          156,225          239,192
                              ===============  ===============  ===============  ===============  ===============  ===============

(l) Previously known as Scudder Variable Series I
(m) Previously known as Bond
(n) Previously known as Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    DWS Variable Series I             DWS Variable Series I             DWS Variable Series I
                                       Sub-Account (l)                   Sub-Account (l)                   Sub-Account (l)
                              --------------------------------  --------------------------------  --------------------------------

                                           DWS VIP                           DWS VIP
                                  Global Opportunities (p)           Growth and Income A (q)          DWS VIP International (r)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $         5,428  $        (2,234) $         2,588  $         6,995  $         9,983  $         7,441
Net realized gains (losses)           247,622           85,745           56,156           27,309           44,912            6,188
Change in unrealized gains
   (losses)                           101,173          209,422           84,089           21,114          142,714          102,844
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             354,223          292,933          142,833           55,418          197,609          116,473
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               23,450           13,942           18,534            4,164            3,720           10,150
Benefit payments                     (131,209)         (10,705)         (51,731)            (909)         (11,241)          (5,995)
Payments on termination              (372,670)        (200,023)        (164,666)        (132,966)        (316,607)         (75,571)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 26,038           35,363          134,148         (105,043)          74,815           85,506
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (454,391)        (161,423)         (63,715)        (234,754)        (249,313)          14,090
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (100,168)         131,510           79,118         (179,336)         (51,704)         130,563

NET ASSETS AT BEGINNING OF
   PERIOD                           1,899,140        1,767,630        1,160,396        1,339,732          866,415          735,852
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,798,972  $     1,899,140  $     1,239,514  $     1,160,396  $       814,711  $       866,415
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              89,278           97,478          115,850          140,833           74,489           72,947
         Units issued                  21,588           15,352           37,435            4,562            7,988           10,734
         Units redeemed               (41,082)         (23,552)         (43,616)         (29,545)         (26,507)          (9,192)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        69,784           89,278          109,669          115,850           55,970           74,489
                              ===============  ===============  ===============  ===============  ===============  ===============

(l) Previously known as Scudder Variable Series I
(p) Previously known as Global Discovery
(q) Previously known as Growth & Income
(r) Previously known as International

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                   DWS Variable
                                    DWS Variable Series I            DWS Variable Series II          Series II
                                       Sub-Account (l)                   Sub-Account (o)          Sub-Account (o)
                              --------------------------------  --------------------------------  ---------------

                                                                                                   DWS VIP Money
                                 DWS VIP Money Market A (s)          DWS VIP Balanced A (u)         Market A II
                              --------------------------------  --------------------------------  ---------------

                                  2006 (t)           2005             2006             2005         2006 (t)(v)
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        35,827  $        17,199  $        43,006  $       (13,360) $         5,206
Net realized gains (losses)                 -                -           84,837           24,328                -
Change in unrealized gains
   (losses)                                 -                -           93,664          160,799                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              35,827           17,199          221,507          171,767            5,206
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                5,797            5,490            3,870           12,508               40
Benefit payments                      (42,741)         (90,785)        (112,170)         (54,267)               -
Payments on termination              (184,510)        (105,362)        (517,065)        (255,903)        (285,798)
Contract maintenance charge                 -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (724,385)         180,241          (36,723)       2,656,608        1,293,451
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (945,839)         (10,416)        (662,088)       2,358,946        1,007,693
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (910,012)           6,783         (440,581)       2,530,713        1,012,899

NET ASSETS AT BEGINNING OF
   PERIOD                             910,012          903,229        2,530,713                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $       910,012  $     2,090,132  $     2,530,713  $     1,012,899
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              77,716           78,653          237,883                -                -
         Units issued                  76,367           30,003           28,507          284,563          216,904
         Units redeemed              (154,083)         (30,940)         (86,905)         (46,680)        (116,271)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -           77,716          179,485          237,883          100,633
                              ===============  ===============  ===============  ===============  ===============

(o) Previously known as Scudder Variable Series II
(r) Previously known as International
(s) Previously known as Money Market
(t) On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u) Previously known as Total Return
(v) For the period beginning November 3, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Federated                     Fidelity Variable
                                   DWS Variable Series II               Insurance Series              Insurance Products Fund
                                       Sub-Account (o)                    Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          DWS VIP                           Federated
                                   Small Cap Growth A (w)              Prime Money Fund II                  VIP Contrafund
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (5,634) $        (3,725) $       185,163  $        91,164  $       (11,114) $      (162,626)
Net realized gains (losses)            67,834            5,534                -                -        2,265,384          541,936
Change in unrealized gains
   (losses)                           (25,621)         104,480                -                -         (714,412)       1,854,711
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              36,579          106,289          185,163           91,164        1,539,858        2,234,021
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               21,626              768            2,303            5,903          189,244          257,815
Benefit payments                      (40,341)         (21,535)        (197,561)        (148,920)        (198,274)        (164,441)
Payments on termination              (174,882)         (25,345)      (3,291,075)      (4,071,748)      (2,757,940)      (2,107,240)
Contract maintenance charge                 -                -           (1,818)          (2,056)          (9,178)          (9,420)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (27,442)         700,036        2,964,754        1,623,993          227,260        1,327,600
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (221,039)         653,924         (523,397)      (2,592,828)      (2,548,888)        (695,686)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (184,460)         760,213         (338,234)      (2,501,664)      (1,009,030)       1,538,335

NET ASSETS AT BEGINNING OF
   PERIOD                             760,213                -        6,334,685        8,836,349       16,505,610       14,967,275
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       575,753  $       760,213  $     5,996,451  $     6,334,685  $    15,496,580  $    16,505,610
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              65,518                -          572,577          804,261        1,151,719        1,200,753
         Units issued                  18,506           72,230          648,996          656,044          132,195          243,051
         Units redeemed               (36,552)          (6,712)        (693,359)        (887,728)        (296,234)        (292,085)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        47,472           65,518          528,214          572,577          987,680        1,151,719
                              ===============  ===============  ===============  ===============  ===============  ===============

(o) Previously known as Scudder Variable Series II
(w) Previously known as Small Cap Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                      VIP Equity-Income                    VIP Growth                     VIP High Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        92,994  $        21,329  $       (77,616) $       (78,807) $       198,846  $       536,539
Net realized gains (losses)           801,531          314,590         (410,483)        (535,456)         (57,022)         (43,742)
Change in unrealized gains
   (losses)                          (100,420)         (95,679)         918,519          991,104          174,422         (445,051)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             794,105          240,240          430,420          376,841          316,246           47,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                6,218            7,673           58,205           96,853            6,238           23,711
Benefit payments                      (24,261)        (152,464)         (52,764)         (27,079)         (51,360)         (14,164)
Payments on termination            (2,122,633)      (1,062,860)      (1,841,785)      (1,145,586)        (747,559)        (521,113)
Contract maintenance charge            (1,858)          (2,092)          (7,434)          (8,641)          (1,441)          (1,679)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                109,854          140,699         (367,491)        (781,855)         (39,582)           1,694
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,032,680)      (1,069,044)      (2,211,269)      (1,866,308)        (833,704)        (511,551)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,238,575)        (828,804)      (1,780,849)      (1,489,467)        (517,458)        (463,805)

NET ASSETS AT BEGINNING OF
   PERIOD                           5,397,161        6,225,965        9,442,664       10,932,131        3,766,320        4,230,125
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,158,586  $     5,397,161  $     7,661,815  $     9,442,664  $     3,248,862  $     3,766,320
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             413,055          497,450        1,080,103        1,317,719          378,683          430,462
         Units issued                  30,150           49,708           55,190           53,453           21,249           28,970
         Units redeemed              (176,202)        (134,103)        (308,039)        (291,069)        (101,842)         (80,749)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       267,003          413,055          827,254        1,080,103          298,090          378,683
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       VIP Index 500                VIP Investment Grade Bond               VIP Overseas
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        63,989  $        71,329  $       133,774  $       126,975  $       (16,888) $       (21,644)
Net realized gains (losses)           273,649           35,982          (29,229)         109,930          218,122           45,932
Change in unrealized gains
   (losses)                         1,250,684          322,434           16,618         (193,216)         351,930          508,161
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,588,322          429,745          121,163           43,689          553,164          532,449
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              148,157          183,716           33,395           50,100           80,626           85,438
Benefit payments                      (27,780)         (78,152)         (17,292)          (6,531)         (29,899)         (19,246)
Payments on termination            (2,451,633)      (2,294,820)        (858,941)        (530,404)        (425,601)        (323,113)
Contract maintenance charge            (7,341)          (8,064)          (2,111)          (2,539)          (2,105)          (2,052)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (586,917)         (21,597)         (80,381)        (175,597)          33,917          197,782
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,925,514)      (2,218,917)        (925,330)        (664,971)        (343,062)         (61,191)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,337,192)      (1,789,172)        (804,167)        (621,282)         210,102          471,258

NET ASSETS AT BEGINNING OF
   PERIOD                          13,080,398       14,869,570        4,900,606        5,521,888        3,514,014        3,042,756
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    11,743,206  $    13,080,398  $     4,096,439  $     4,900,606  $     3,724,116  $     3,514,014
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,434,881        1,695,973          352,049          400,144          314,208          324,204
         Units issued                  55,327          170,437           18,391           32,669           54,182           62,447
         Units redeemed              (370,333)        (431,529)         (84,786)         (80,764)         (81,091)         (72,443)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,119,875        1,434,881          285,654          352,049          287,299          314,208
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Fidelity                         Fidelity                         Fidelity
                                      Variable Insurance                Variable Insurance               Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                          Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                      VIP Asset Manager                                                          VIP
                                  Growth (Service Class 2)      VIP Contrafund (Service Class 2)  Equity-Income (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           160  $           128  $      (244,934) $      (149,789) $        53,034  $        (3,979)
Net realized gains (losses)               397            1,860        6,128,924          216,610          510,695          186,616
Change in unrealized gains
   (losses)                             2,163           (1,066)        (820,978)       1,677,908           61,427          (39,274)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               2,720              922        5,063,012        1,744,729          625,156          143,363
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               20,000           25,000       29,348,339       17,562,015            6,031           19,148
Benefit payments                            -           (6,086)        (480,976)        (126,748)               -          (39,959)
Payments on termination                  (925)          (2,384)      (2,475,485)        (409,037)        (171,634)        (279,884)
Contract maintenance charge               (12)             (12)        (121,368)         (10,853)            (786)            (853)
Transfers among the sub-
   accounts and with the
   Fixed Account - net                 (7,496)            (245)      20,088,710        6,281,679          (13,037)         267,324
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        11,567           16,273       46,359,220       23,297,056         (179,426)         (34,224)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              14,287           17,195       51,422,232       25,041,785          445,730          109,139

NET ASSETS AT BEGINNING OF
   PERIOD                              48,880           31,685       26,417,436        1,375,651        3,533,296        3,424,157
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        63,167  $        48,880  $    77,839,668  $    26,417,436  $     3,979,026  $     3,533,296
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               4,800            3,185        2,202,564          113,564          314,396          316,605
         Units issued                   1,958            3,793        5,098,922        3,550,023            7,975           49,646
         Units redeemed                  (867)          (2,178)        (888,983)      (1,461,023)         (22,344)         (51,855)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         5,891            4,800        6,412,503        2,202,564          300,027          314,396
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------------

                                   Fidelity           Fidelity           Fidelity           Fidelity           Fidelity
                                   Variable           Variable           Variable           Variable           Variable
                                  Insurance          Insurance          Insurance           Insurance          Insurance
                                Products Fund      Products Fund      Products Fund      Products Fund      Products Fund
                              (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                                 Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                              -----------------  -----------------  -----------------  -----------------  -----------------

                                                                                          VIP Freedom        VIP Freedom
                                  VIP Freedom        VIP Freedom       VIP Freedom        Growth Stock         Income
                                2010 Portfolio     2020 Portfolio    2030 Portfolio        Portfolio          Portfolio
                              (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                              -----------------  -----------------  -----------------  -----------------  -----------------

                                   2006 (x)           2006 (x)           2006 (x)           2006 (x)           2006 (x)
                              -----------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          31,919  $          20,734  $           9,808  $          (2,495) $          12,684
Net realized gains (losses)              15,645             21,654              8,437              1,537              2,394
Change in unrealized gains
   (losses)                             102,755             31,894             36,027             28,236             (6,307)
                              -----------------  -----------------  -----------------  -----------------  -----------------

Increase (decrease) in net
   assets from operations               150,319             74,282             54,272             27,278              8,771
                              -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              1,090,056            881,427            775,599            263,470            352,778
Benefit payments                              -            (27,266)                 -            (27,097)                 -
Payments on termination                 (10,193)            (6,125)           (12,394)              (688)            (2,131)
Contract maintenance charge                   -               (105)                 -                (27)                 -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                2,202,903          1,152,601            328,992            192,599            201,910
                              -----------------  -----------------  -----------------  -----------------  -----------------

Increase (decrease) in net
   assets from contract
   transactions                       3,282,766          2,000,532          1,092,197            428,257            552,557
                              -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET
   ASSETS                             3,433,085          2,074,814          1,146,469            455,535            561,328

NET ASSETS AT BEGINNING OF
   PERIOD                                     -                  -                  -                  -                  -
                              -----------------  -----------------  -----------------  -----------------  -----------------

NET ASSETS AT END OF PERIOD   $       3,433,085  $       2,074,814  $       1,146,469  $         455,535  $         561,328
                              =================  =================  =================  =================  =================

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                     -                  -                  -                  -                  -
         Units issued                   336,099            207,441            135,208             61,367             69,165
         Units redeemed                  (7,905)            (9,746)           (26,008)           (14,645)           (14,975)
                              -----------------  -----------------  -----------------  -----------------  -----------------
   Units outstanding at end
      of period                         328,194            197,695            109,200             46,722             54,190
                              =================  =================  =================  =================  =================

(x) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Fidelity                           Fidelity                         Fidelity
                                     Variable Insurance                 Variable Insurance               Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                         Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         VIP Growth &                       VIP Growth                         VIP High
                                Income (Service Class 2) (ak)           (Service Class 2)             Income (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (133,020) $       (36,501) $        (9,050) $        (8,631) $       663,149  $       460,361
Net realized gains (losses)           309,859           (7,385)          18,711           12,210            6,059           63,331
Change in unrealized gains
   (losses)                         1,050,077          377,679           22,950           20,373          141,936         (440,837)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,226,916          333,793           32,611           23,952          811,144           82,855
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            5,426,903        5,266,355            4,030              382        2,934,368        3,885,664
Benefit payments                     (148,366)         (14,838)          (8,579)         (10,554)         (72,077)        (110,462)
Payments on termination              (289,658)         (44,703)         (78,317)         (96,382)        (345,433)        (233,173)
Contract maintenance charge           (30,446)          (1,272)            (253)            (293)         (22,470)          (1,063)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,450,868        1,345,013          (12,357)         (19,833)       1,809,012          928,296
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     6,409,301        6,550,555          (95,476)        (126,680)       4,303,400        4,469,262
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,636,217        6,884,348          (62,865)        (102,728)       5,114,544        4,552,117

NET ASSETS AT BEGINNING OF
   PERIOD                           6,884,348                -          717,293          820,021        5,886,685        1,334,568
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    14,520,565  $     6,884,348  $       654,428  $       717,293  $    11,001,229  $     5,886,685
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             621,047                -           86,438          102,699          548,512          108,029
         Units issued                 779,010        1,121,696            2,610           10,174          481,264          890,732
         Units redeemed              (219,686)        (500,649)         (14,101)         (26,435)         (80,229)        (450,249)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,180,371          621,047           74,947           86,438          949,547          548,512
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Fidelity                          Fidelity                          Fidelity
                                      Variable Insurance                Variable Insurance                Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         VIP Investment
                               VIP Index 500 (Service Class 2)    Grade Bond (Service Class 2)      VIP Mid Cap (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006          2005 (ak)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (9,144) $         1,086  $           465  $           479  $      (234,799) $       (47,116)
Net realized gains (losses)            33,473           27,990             (109)             516        1,206,767          120,122
Change in unrealized gains
   (losses)                           336,878           27,528              177             (900)         432,593          604,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             361,207           56,604              533               95        1,404,561          677,714
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              987,839              976               72              156        7,673,697        5,961,925
Benefit payments                      (45,262)         (35,502)               -                -         (184,076)         (50,743)
Payments on termination               (75,273)        (167,644)          (3,624)               -         (718,397)         (44,304)
Contract maintenance charge            (1,201)            (504)             (35)            (107)         (34,881)          (2,651)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                902,044           81,391               69           (1,396)       6,166,012        1,966,541
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     1,768,147         (121,283)          (3,518)          (1,347)      12,902,355        7,830,768
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,129,354          (64,679)          (2,985)          (1,252)      14,306,916        8,508,482
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT BEGINNING OF
   PERIOD                           1,797,343        1,862,022           24,212           25,464        8,508,482                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,926,697  $     1,797,343  $        21,227  $        24,212  $    22,815,398  $     8,508,482
                              ===============  ===============  ===============  ===============  ===============  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             183,575          195,855            2,108            2,225          702,802                -
         Units issued                 222,446           22,517               12               22        1,404,580        1,201,891
         Units redeemed               (47,905)         (34,797)            (318)            (139)        (260,972)        (499,089)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       358,116          183,575            1,802            2,108        1,846,410          702,802
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                   Fidelity
                                   Variable
                                  Insurance                  Fidelity                           Franklin
                                Products Fund           Variable Insurance                 Templeton Variable
                              (Service Class 2)  Products Fund (Service Class 2)        Insurance Products Trust
                                 Sub-Account               Sub-Account                        Sub-Account
                              -----------------  --------------------------------  --------------------------------

                                  VIP Money
                                    Market                                                 Franklin Flex Cap
                              (Service Class 2)   VIP Overseas (Service Class 2)           Growth Securities
                              -----------------  --------------------------------  --------------------------------

                                   2006 (x)            2006           2005 (ak)          2006          2005 (ak)
                              -----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          93,152  $          (860) $          (682) $       (46,176) $        (6,391)
Net realized gains (losses)                   -            2,829            2,405           10,422          (16,945)
Change in unrealized gains
   (losses)                                   -           14,239            9,779          169,628           84,927
                              -----------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations                93,152           16,208           11,502          133,874           61,591
                              -----------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              2,044,347               48               44        2,375,868        1,048,017
Benefit payments                        (28,647)               -                -          (89,850)               -
Payments on termination                (730,638)          (6,998)          (2,389)         (99,431)          (2,986)
Contract maintenance charge              (9,949)             (39)             (47)          (5,943)            (224)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                9,738,934           51,362           (3,601)         953,306          350,491
                              -----------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      11,014,047           44,373           (5,993)       3,133,950        1,395,298
                              -----------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            11,107,199           60,581            5,509        3,267,824        1,456,889

NET ASSETS AT BEGINNING OF
   PERIOD                                     -           74,461           68,952        1,456,889                -
                              -----------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $      11,107,199  $       135,042  $        74,461  $     4,724,713  $     1,456,889
                              =================  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                     -            5,639            6,117          130,633                -
         Units issued                 1,770,444            5,228               51          329,438          225,406
         Units redeemed                (682,420)          (1,581)            (529)         (50,495)         (94,773)
                              -----------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       1,088,024            9,286            5,639          409,576          130,633
                              =================  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                    Franklin Growth and                                                         Franklin
                                     Income Securities           Franklin High Income Sec 2 (y)            Income Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       733,342  $       819,488  $       622,515  $       498,684  $     3,561,123  $     1,459,845
Net realized gains (losses)         6,014,240        1,640,792           27,075          (80,831)       1,932,223          (12,939)
Change in unrealized gains
   (losses)                         5,652,391         (845,951)         305,653         (166,623)      25,319,370       (1,252,081)
                              ---------------- ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          12,399,973        1,614,329          955,243          251,230       30,812,716          194,825
                              ---------------- ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            5,171,646       12,313,864           35,426        2,667,500       58,120,009       72,401,594
Benefit payments                   (1,903,375)        (856,836)        (207,176)         (55,142)      (3,280,058)      (1,608,118)
Payments on termination            (5,604,981)      (3,199,997)      (1,143,025)        (507,466)     (14,008,486)      (4,139,232)
Contract maintenance charge          (302,736)        (267,180)         (40,513)         (30,154)        (410,528)         (79,282)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (1,866,199)       1,605,184        1,642,087        1,828,364       60,457,687       41,965,548
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (4,505,645)       9,595,035          286,799        3,903,102      100,878,624      108,540,510
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,894,328       11,209,364        1,242,042        4,154,332      131,691,340      108,735,335

NET ASSETS AT BEGINNING OF
   PERIOD                          85,474,982       74,265,618       12,447,276        8,292,944      140,499,776       31,764,441
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    93,369,310  $    85,474,982  $    13,689,318  $    12,447,276  $   272,191,116  $   140,499,776
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           5,741,050        5,082,542        1,146,124          775,729       12,500,880        2,825,758
         Units issued                 975,926        1,632,870          269,301        3,174,585       12,707,289       13,557,782
         Units redeemed            (1,258,932)        (974,362)        (243,683)      (2,804,190)      (4,385,950)      (3,882,660)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,458,044        5,741,050        1,171,742        1,146,124       20,822,219       12,500,880
                              ===============  ===============  ===============  ===============  ===============  ===============

(y) Previously known as Franklin High Income

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Franklin                            Franklin                          Franklin
                                    Templeton Variable                  Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                       Sub-Account                        Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Franklin Large Cap               Franklin Small Cap              Franklin Small-Mid Cap
                                       Growth Securities                 Value Securities                 Growth Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (392,521) $      (144,024) $      (690,790) $      (428,992) $       (61,568) $       (61,686)
Net realized gains (losses)           179,233            6,873        5,116,697        1,450,552          188,214          143,097
Change in unrealized gains
   (losses)                         5,099,396          461,588        5,217,462        2,451,253          128,883           36,784
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,886,108          324,437        9,643,369        3,472,813          255,529          118,195
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           23,568,970       21,853,925        9,447,493       13,794,154           14,443           19,362
Benefit payments                     (870,966)        (174,163)      (1,219,111)        (527,556)         (19,345)               -
Payments on termination            (2,356,985)        (361,878)      (5,161,069)      (1,722,221)        (330,855)        (166,538)
Contract maintenance charge          (117,290)         (10,517)        (203,215)        (143,683)         (11,685)         (11,028)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              9,321,854        6,906,909        6,455,030        5,433,928           55,296          (51,772)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    29,545,583       28,214,276        9,319,128       16,834,622         (292,146)        (209,976)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          34,431,691       28,538,713       18,962,497       20,307,435          (36,617)         (91,781)

NET ASSETS AT BEGINNING OF
   PERIOD                          30,388,591        1,849,878       59,474,646       39,167,211        3,825,959        3,917,740
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    64,820,282  $    30,388,591  $    78,437,143  $    59,474,646  $     3,789,342  $     3,825,959
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,902,651          175,724        3,216,822        2,205,025          231,013          243,821
         Units issued               4,172,037        3,217,855        1,689,904        2,413,266           34,860           22,952
         Units redeemed            (1,404,208)        (490,928)      (1,064,656)      (1,401,469)         (50,989)         (35,760)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,670,480        2,902,651        3,842,070        3,216,822          214,884          231,013
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            Franklin
                                        U.S. Government                  Mutual Discovery              Mutual Shares Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006          2005 (ak)           2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       485,428  $       313,333  $       (70,421) $       (11,044) $      (596,421) $      (824,826)
Net realized gains (losses)           (58,383)         (32,039)         343,571            4,376        9,310,106        1,962,231
Change in unrealized gains
   (losses)                            29,071         (181,647)       1,613,654          178,630       19,740,964        9,578,565
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             456,116           99,647        1,886,804          171,962       28,454,649       10,715,970
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,339,996        7,333,943        7,462,018        1,664,394       32,471,263       39,190,796
Benefit payments                     (171,574)      (1,281,071)        (177,670)         (29,931)      (3,290,161)      (1,216,785)
Payments on termination              (898,719)        (370,557)        (632,655)         (11,374)     (12,119,477)      (5,085,160)
Contract maintenance charge           (51,444)         (19,618)         (16,653)          (1,547)        (461,237)        (263,865)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              2,514,717        2,369,866        6,898,213        1,032,931       27,055,299       26,183,368
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     4,732,976        8,032,563       13,533,253        2,654,473       43,655,687       58,808,354
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           5,189,092        8,132,210       15,420,057        2,826,435       72,110,336       69,524,324

NET ASSETS AT BEGINNING OF
   PERIOD                          15,352,924        7,220,714        2,826,435                -      147,673,609       78,149,285
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    20,542,016  $    15,352,924  $    18,246,492  $     2,826,435  $   219,783,945  $   147,673,609
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,485,387          704,084          248,397                -       10,392,014        5,726,801
         Units issued                 854,783        1,285,269        1,527,131          423,067        6,458,698        7,771,383
         Units redeemed              (398,937)        (503,966)        (260,610)        (174,670)      (3,464,726)      (3,106,170)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,941,233        1,485,387        1,514,918          248,397       13,385,986       10,392,014
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                         Franklin
                                      Templeton Variable                Templeton Variable               Templeton Variable
                                   Insurance Products Trust          Insurance Products Trust         Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                   Templeton Developing                    Templeton                          Templeton
                                     Markets Securities                Foreign Securities             Global Income Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (195,407) $       (92,190) $      (635,176) $      (418,309) $        60,505  $       204,976
Net realized gains (losses)         2,296,772        1,145,341        3,429,229        1,496,696          103,929           59,182
Change in unrealized gains
   (losses)                         5,850,490        4,008,713       27,431,164        7,705,984          238,558         (473,451)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           7,951,855        5,061,864       30,225,217        8,784,371          402,992         (209,293)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            6,442,389        6,167,931       43,975,718       51,234,652            2,741            6,588
Benefit payments                     (247,573)        (282,304)      (2,546,417)        (554,490)         (57,044)          (2,872)
Payments on termination            (2,044,411)      (2,239,907)     (10,778,126)      (3,310,618)        (876,042)        (589,217)
Contract maintenance charge          (102,363)         (60,294)        (388,724)        (126,473)          (8,253)         (10,126)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (1,820,352)       5,915,510       21,258,084       31,738,330           34,196          106,255
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,227,690        9,500,936       51,520,535       78,981,401         (904,402)        (489,372)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          10,179,545       14,562,800       81,745,752       87,765,772         (501,410)        (698,665)

NET ASSETS AT BEGINNING OF
   PERIOD                          29,194,282       14,631,482      125,225,464       37,459,692        4,101,426        4,800,091
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    39,373,827  $    29,194,282  $   206,971,216  $   125,225,464  $     3,600,016  $     4,101,426
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,123,311          705,930        8,678,760        2,630,199          271,671          304,667
         Units issued                 502,396        1,165,729        5,628,615       10,533,900           26,357           40,460
         Units redeemed              (423,590)        (748,348)      (2,514,420)      (4,485,339)         (78,781)         (73,456)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,202,117        1,123,311       11,792,955        8,678,760          219,247          271,671
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin
                                     Templeton Variable               Goldman Sachs Variable            Goldman Sachs Variable
                                   Insurance Products Trust               Insurance Trust                  Insurance Trust
                                        Sub-Account                         Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          Templeton
                                       Growth Securities                VIT Capital Growth              VIT Growth and Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (7,929) $       (19,412) $        (1,031) $        (1,077) $        21,743  $        41,564
Net realized gains (losses)           518,263          134,845             (396)          (1,795)         434,310          (57,984)
Change in unrealized gains
   (losses)                           495,721          320,552            5,774            3,435          860,685           90,859
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,006,055          435,985            4,347              563        1,316,738           74,439
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               23,619           17,501                -                -        2,690,504        3,580,426
Benefit payments                      (63,140)        (124,634)               -                -          (77,562)         (28,889)
Payments on termination            (1,523,433)      (1,541,799)         (14,833)          (1,990)        (270,431)         (48,183)
Contract maintenance charge            (1,355)          (1,572)             (49)             (70)         (22,036)          (1,247)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (34,940)         385,313           (1,458)          (7,524)         882,111          932,485
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,599,249)      (1,265,191)         (16,340)          (9,584)       3,202,586        4,434,592
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (593,194)        (829,206)         (11,993)          (9,021)       4,519,324        4,509,031

NET ASSETS AT BEGINNING OF
   PERIOD                           5,987,855        6,817,061           73,695           82,716        4,517,926            8,895
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,394,661  $     5,987,855  $        61,702  $        73,695  $     9,037,250  $     4,517,926
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             375,369          452,969            8,672            9,783          429,459              818
         Units issued                  28,544           61,953                -              897          407,922          749,637
         Units redeemed              (116,169)        (139,553)          (1,995)          (2,008)        (124,897)        (320,996)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       287,744          375,369            6,677            8,672          712,484          429,459
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Goldman Sachs Variable            Goldman Sachs Variable            Goldman Sachs Variable
                                       Insurance Trust                    Insurance Trust                  Insurance Trust
                                         Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            VIT                                                            VIT Structured
                                     International Equity                VIT Mid Cap Value              Small Cap Equity Fund
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005           2006(z)            2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           (87) $          (349) $       (67,561) $        (5,889) $      (179,774) $       (49,140)
Net realized gains (losses)            (1,651)             126        1,053,688          656,509        1,703,617          910,105
Change in unrealized gains
   (losses)                             3,984            3,747          262,155         (358,356)         227,018         (605,643)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               2,246            3,524        1,248,282          292,264        1,750,861          255,322
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -        2,120,322        4,970,445        6,260,883       10,824,617
Benefit payments                            -                -          (54,636)         (14,071)        (216,889)         (28,726)
Payments on termination               (27,384)          (2,388)        (422,901)         (43,101)        (623,213)         (83,988)
Contract maintenance charge                 -                -          (31,846)          (5,159)         (54,509)          (2,936)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                     24               (9)        (201,274)       2,387,416        2,551,099        2,493,217
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (27,360)          (2,397)       1,409,665        7,295,530        7,917,371       13,202,184
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (25,114)           1,127        2,657,947        7,587,794        9,668,232       13,457,506

NET ASSETS AT BEGINNING OF
   PERIOD                              32,528           31,401        7,597,170            9,376       13,903,418          445,912
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         7,414  $        32,528  $    10,255,117  $     7,597,170  $    23,571,650  $    13,903,418
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               2,596            2,804          667,470              451        1,213,576           28,418
         Units issued                       -                -          271,295        1,129,889          942,432        2,069,471
         Units redeemed                (2,117)            (208)        (150,243)        (462,870)        (284,596)        (884,313)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           479            2,596          788,522          667,470        1,871,412        1,213,576
                              ===============  ===============  ===============  ===============  ===============  ===============

(z) Previously known as VIT CORE Small Cap Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Goldman Sachs Variable                                                Janus Aspen Series
                                      Insurance Trust                  Janus Aspen Series                  (Service Shares)
                                        Sub-Account                        Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        VIT Structured                                                       Foreign Stock
                                       U.S. Equity Fund                   Forty Portfolio                  (Service Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                  2006(aa)           2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       (47,159) $         8,453  $          (238) $          (249) $            44  $          (278)
Net realized gains (losses)           159,856          (22,176)              78               86            1,449              135
Change in unrealized gains
   (losses)                         1,086,499          381,269            1,758            2,233            5,042            1,926
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,199,196          367,546            1,598            2,070            6,535            1,783
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            4,983,934        5,591,887               48               44                -                -
Benefit payments                     (164,245)         (17,942)               -                -                -                -
Payments on termination              (381,320)         (73,160)               -                -                -                -
Contract maintenance charge           (30,001)          (1,208)             (36)             (37)             (35)             (35)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                837,107        1,311,580               30             (304)              (1)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     5,245,475        6,811,157               42             (297)             (36)             (35)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           6,444,671        7,178,703            1,640            1,773            6,499            1,748

NET ASSETS AT BEGINNING OF
   PERIOD                           7,517,062          338,359           20,663           18,890           40,125           38,377
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    13,961,733  $     7,517,062  $        22,303  $        20,663  $        46,624  $        40,125
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             668,460           32,805            1,633            1,660            2,454            2,457
         Units issued                 662,915        1,143,596                7                4                -                -
         Units redeemed              (214,067)        (507,941)              (3)             (31)              (2)              (3)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,117,308          668,460            1,637            1,633            2,452            2,454
                              ===============  ===============  ===============  ===============  ===============  ===============

(aa) Previously known as VIT CORE U.S. Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Legg Mason                        Legg Mason
                                          Lazard                        Partners Variable                 Partners Variable
                                  Retirement Series, Inc.               Portfolios I, Inc                 Portfolios I, Inc
                                        Sub-Account                      Sub-Account (ab)                  Sub-Account (ab)
                              --------------------------------  --------------------------------  --------------------------------

                                                                      Legg Mason Variable               Legg Mason Variable
                                      Emerging Markets              All Cap Portfolio I (ac)         Investors Portfolio I (ad)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          (232) $          (168) $            (7) $           (39) $            16  $           (20)
Net realized gains (losses)             3,299              559              289               34              242               21
Change in unrealized gains
   (losses)                             2,566            4,275              768              159            1,086              378
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               5,633            4,666            1,050              154            1,344              379
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                   36               33               72               66               84               77
Benefit payments                            -                -                -                -                -                -
Payments on termination                (3,571)               -                -                -                -                -
Contract maintenance charge               (23)              (4)              (2)              (2)              (2)              (2)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                   (147)           7,950              (30)             (85)             (47)            (151)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        (3,705)           7,979               40              (21)              35              (76)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                               1,928           12,645            1,090              133            1,379              303

NET ASSETS AT BEGINNING OF
   PERIOD                              22,003            9,358            6,392            6,259            8,114            7,811
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        23,931  $        22,003  $         7,482  $         6,392  $         9,493  $         8,114
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 698              412              519              521              707              714
         Units issued                       1              294                5                8                7                9
         Units redeemed                  (106)              (8)              (2)             (10)              (4)             (16)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           593              698              522              519              710              707
                              ===============  ===============  ===============  ===============  ===============  ===============


(ab) Previously known as Salomon Brothers Variable Series Funds Inc.
(ac) Previously known as All Cap
(ad) Previously known as Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Lord Abbett Series Fund           Lord Abbett Series Fund           Lord Abbett Series Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          All Value                      Bond-Debenture                   Growth and Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (130,299) $       (61,419) $     1,517,392  $       686,884  $        (5,844) $        15,497
Net realized gains (losses)           639,158           46,278           22,402          169,353        1,572,156        1,371,026
Change in unrealized gains
   (losses)                           918,165          475,367          474,598         (762,076)       3,119,252         (630,830)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,427,024          460,226        2,014,392           94,161        4,685,564          755,693
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,364,589        4,386,470       12,145,593       11,656,507       12,025,935       14,914,611
Benefit payments                     (105,446)               -         (550,045)        (193,761)        (681,452)        (275,316)
Payments on termination              (779,727)        (105,621)      (1,595,456)        (373,043)      (1,767,363)        (354,145)
Contract maintenance charge           (28,385)          (7,064)         (61,694)          (6,106)         (82,833)         (10,862)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,993,871        2,278,103        4,330,037        4,123,857        5,484,554        4,475,994
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     4,444,902        6,551,888       14,268,435       15,207,454       14,978,841       18,750,282
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           5,871,926        7,012,114       16,282,827       15,301,615       19,664,405       19,505,975

NET ASSETS AT BEGINNING OF
   PERIOD                           8,862,018        1,849,904       17,926,632        2,625,017       23,455,637        3,949,662
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    14,733,944  $     8,862,018  $    34,209,459  $    17,926,632  $    43,120,042  $    23,455,637
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             772,490          169,642        1,734,902          253,337        2,117,372          362,453
         Units issued                 711,269          662,535        2,088,836        1,702,469        1,917,098        2,043,586
         Units redeemed              (345,358)         (59,687)        (747,230)        (220,904)        (662,183)        (288,667)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,138,401          772,490        3,076,508        1,734,902        3,372,287        2,117,372
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MFS Variable
                                   Lord Abbett Series Fund           Lord Abbett Series Fund               Insurance Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                    Growth Opportunities                  Mid-Cap Value                  MFS Emerging Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (138,881) $       (44,430) $      (501,302) $      (136,415) $       (33,618) $       (36,696)
Net realized gains (losses)           197,879           77,687        4,203,184        2,138,640         (259,158)        (308,208)
Change in unrealized gains
   (losses)                           507,504          158,946        1,084,451         (284,874)         431,639          527,383
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             566,502          192,203        4,786,333        1,717,351          138,863          182,479
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            5,985,673        2,809,810       15,810,164       23,013,093           15,325           16,767
Benefit payments                      (76,682)               -         (636,683)        (395,160)         (16,256)         (41,226)
Payments on termination              (468,617)        (110,008)      (2,482,134)        (465,630)        (491,839)        (313,680)
Contract maintenance charge           (18,050)          (4,822)        (106,100)         (18,181)          (1,525)          (1,690)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,799,852        1,628,275       (1,534,671)       8,073,620          (93,818)        (127,574)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     7,222,176        4,323,255       11,050,576       30,207,742         (588,113)        (467,403)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,788,678        4,515,458       15,836,909       31,925,093         (449,250)        (284,924)

NET ASSETS AT BEGINNING OF
   PERIOD                           5,268,023          752,565       36,498,851        4,573,758        2,641,011        2,925,935
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    13,056,701  $     5,268,023  $    52,335,760  $    36,498,851  $     2,191,761  $     2,641,011
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             459,246           67,518        3,078,923          410,989          318,584          386,537
         Units issued                 825,437          455,078        2,332,249        3,119,678           13,153           20,784
         Units redeemed              (213,142)         (63,350)      (1,413,752)        (451,744)         (85,007)         (88,737)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,071,541          459,246        3,997,420        3,078,923          246,730          318,584
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         MFS Variable                      MFS Variable                      MFS Variable
                                       Insurance Trust                   Insurance Trust                   Insurance Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       MFS High Income                 MFS Investors Trust                MFS New Discovery
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        50,564  $        50,634  $       (29,859) $       (29,146) $       (45,777) $       (47,298)
Net realized gains (losses)             8,549            5,084          101,372           20,555          174,813           30,341
Change in unrealized gains
   (losses)                             7,209          (48,008)         317,706          225,249          255,446          133,247
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              66,322            7,710          389,219          216,658          384,482          116,290
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,978            5,515           29,725           61,425           53,029           55,421
Benefit payments                       (4,015)               -          (13,328)         (79,306)         (78,993)          (5,384)
Payments on termination              (195,798)        (111,917)        (572,481)        (291,486)        (427,155)        (491,344)
Contract maintenance charge              (397)            (456)          (2,060)          (2,295)          (2,861)          (3,112)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (11,447)          12,817         (111,852)          (9,601)         (42,283)        (124,294)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (206,679)         (94,041)        (669,996)        (321,263)        (498,263)        (568,713)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (140,357)         (86,331)        (280,777)        (104,605)        (113,781)        (452,423)

NET ASSETS AT BEGINNING OF
   PERIOD                             872,708          959,039        3,773,803        3,878,408        3,548,104        4,000,527
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       732,351  $       872,708  $     3,493,026  $     3,773,803  $     3,434,323  $     3,548,104
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              72,676           80,455          401,229          435,723          261,050          305,679
         Units issued                   5,578            2,090           12,017           33,269           28,546           23,312
         Units redeemed               (22,322)          (9,869)         (79,609)         (67,763)         (63,950)         (67,941)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        55,932           72,676          333,637          401,229          225,646          261,050
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         MFS Variable                      MFS Variable                      MFS Variable
                                       Insurance Trust                   Insurance Trust                   Insurance Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        MFS Research                    MFS Research Bond                   MFS Utilities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (14,826) $       (17,898) $        77,892  $       125,490  $           981  $        (1,112)
Net realized gains (losses)           (42,889)         (72,326)          (1,011)          30,812           18,900            9,202
Change in unrealized gains
   (losses)                           185,994          197,021          (12,881)        (152,393)          49,521            9,471
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             128,279          106,797           64,000            3,909           69,402           17,561
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,750            3,285           25,378           25,858                -                -
Benefit payments                      (49,962)         (58,476)          (2,178)          (1,195)               -                -
Payments on termination              (350,871)        (191,697)        (440,158)        (378,189)         (29,293)         (38,480)
Contract maintenance charge              (660)            (650)          (1,438)          (1,764)             (70)             (73)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (62,365)         (87,526)        (152,889)         (89,592)         136,852           98,310
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (462,108)        (335,064)        (571,285)        (444,882)         107,489           59,757
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (333,829)        (228,267)        (507,285)        (440,973)         176,891           77,318

NET ASSETS AT BEGINNING OF
   PERIOD                           1,755,221        1,983,488        2,996,697        3,437,670          173,426           96,108
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,421,392  $     1,755,221  $     2,489,412  $     2,996,697  $       350,317  $       173,426
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             205,229          248,513          213,972          245,970           12,639            8,048
         Units issued                  13,649           15,043            7,263            7,747            9,021            7,633
         Units redeemed               (67,096)         (58,327)         (48,186)         (39,745)          (1,942)          (3,042)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       151,782          205,229          173,049          213,972           19,718           12,639
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    MFS Variable Insurance           MFS Variable Insurance            MFS Variable Insurance
                                     Trust (Service Class)            Trust (Service Class)             Trust (Service Class)
                                          Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         MFS Emerging                     MFS Investors                        MFS New
                                    Growth (Service Class)            Trust (Service Class)           Discovery (Service Class)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (9,657) $        (9,972) $        (9,498) $        (9,166) $       (16,450) $       (16,064)
Net realized gains (losses)            19,308            8,148           16,964           13,143           48,438           18,333
Change in unrealized gains
   (losses)                            21,182           41,934           69,692           34,073           82,394           38,170
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              30,833           40,110           77,158           38,050          114,382           40,439
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               14,414                -            4,400              400              415              540
Benefit payments                            -           (5,418)               -          (12,888)          (6,761)         (43,080)
Payments on termination               (49,150)         (41,536)         (56,694)         (78,544)         (31,226)         (45,924)
Contract maintenance charge              (169)            (201)            (270)            (293)            (161)            (178)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (60,926)         (63,310)           1,464           (3,396)         (67,256)          47,452
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (95,831)        (110,465)         (51,100)         (94,721)        (104,989)         (41,190)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (64,998)         (70,355)          26,058          (56,671)           9,393             (751)

NET ASSETS AT BEGINNING OF
   PERIOD                             633,989          704,344          733,227          789,898        1,074,819        1,075,570
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       568,991  $       633,989  $       759,285  $       733,227  $     1,084,212  $     1,074,819
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              77,772           92,787           76,944           86,931          116,499          120,374
         Units issued                   2,530            3,538              891            1,722            2,953           22,868
         Units redeemed               (14,570)         (18,553)          (6,052)         (11,709)         (13,602)         (26,743)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        65,732           77,772           71,783           76,944          105,850          116,499
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   MFS Variable Insurance            MFS Variable Insurance            Morgan Stanley Variable
                                    Trust (Service Class)             Trust (Service Class)               Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            Aggressive
                                MFS Research (Service Class)      MFS Utilities (Service Class)               Equity
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (5,289) $        (5,194) $         5,182  $       (10,714) $      (473,300) $      (490,080)
Net realized gains (losses)             6,257            3,937           82,715           40,869          953,662         (769,764)
Change in unrealized gains
   (losses)                            35,054           26,235          297,293          145,489        1,405,224        7,531,956
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              36,022           24,978          385,190          175,644        1,885,586        6,272,112
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,000                -            1,200            1,200            7,829           35,534
Benefit payments                       (9,900)               -           (5,981)               -         (611,392)        (590,814)
Payments on termination                (4,734)          (9,196)         (39,313)         (83,651)      (7,667,273)      (5,656,014)
Contract maintenance charge              (131)            (137)            (152)            (147)         (20,317)         (23,498)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                   (642)          (6,367)          21,629          624,176          181,198       (1,082,719)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (11,407)         (15,700)         (22,617)         541,578       (8,109,955)      (7,317,511)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              24,615            9,278          362,573          717,222       (6,224,369)      (1,045,399)

NET ASSETS AT BEGINNING OF
PERIOD                                439,132          429,854        1,352,412          635,190       35,045,631       36,091,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       463,747  $       439,132  $     1,714,985  $     1,352,412  $    28,821,262  $    35,045,631
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              47,123           48,891          102,036           63,232        2,887,419        3,564,023
         Units issued                   1,866               20            3,019           52,531          356,447          952,439
         Units redeemed                (2,972)          (1,788)          (4,796)         (13,727)        (992,170)      (1,629,043)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        46,017           47,123          100,259          102,036        2,251,696        2,887,419
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          Dividend                                                            European
                                           Growth                            Equity                            Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (194,645) $      (709,905) $    (5,578,912) $    (6,455,360) $       417,502  $      (287,685)
Net realized gains (losses)        34,762,181       34,431,116      (14,893,745)     (43,594,305)       9,504,835        5,996,178
Change in unrealized gains
   (losses)                         7,154,714      (12,212,508)      28,636,442      117,220,455       23,298,391        3,446,825
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          41,722,250       21,508,703        8,163,785       67,170,790       33,220,728        9,155,318
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              149,457          641,574           88,299          311,654           81,754           93,186
Benefit payments                  (17,611,190)     (20,492,849)     (11,322,755)     (13,614,301)      (3,886,315)      (3,529,703)
Payments on termination          (103,692,637)    (125,630,487)     (84,430,736)     (81,372,706)     (29,320,390)     (31,311,170)
Contract maintenance charge          (253,499)        (342,911)        (209,754)        (264,224)         (66,528)         (80,131)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            (26,332,358)     (26,711,086)     (20,497,074)     (23,717,032)      (3,493,874)      (7,063,195)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                  (147,740,227)    (172,535,759)    (116,372,020)    (118,656,609)     (36,685,353)     (41,891,013)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                        (106,017,977)    (151,027,056)    (108,208,235)     (51,485,819)      (3,464,625)     (32,735,695)

NET ASSETS AT BEGINNING OF
   PERIOD                         545,558,656      696,585,712      459,942,638      511,428,457      134,884,730      167,620,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   439,540,679  $   545,558,656  $   351,734,403  $   459,942,638  $   131,420,105  $   134,884,730
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          18,423,901       22,317,303       13,231,478       14,403,240        5,072,356        5,979,048
         Units issued                 875,567        3,443,100          696,111        3,557,677          290,117        1,192,060
         Units redeemed            (5,429,191)      (7,336,502)      (3,797,598)      (4,729,439)      (1,441,146)      (2,098,752)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    13,870,277       18,423,901       10,129,991       13,231,478        3,921,327        5,072,356
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            Global                       Global Dividend
                                          Advantage                          Growth                          High Yield
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (111,076) $      (227,628) $       962,856  $       420,227  $     1,667,077  $     2,266,856
Net realized gains (losses)           241,239         (492,157)      12,757,212        8,259,545       (5,213,819)      (9,067,585)
Change in unrealized gains
   (losses)                         2,401,932        1,559,470       15,206,142         (618,807)       5,704,225        7,034,299
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,532,095          839,685       28,926,210        8,060,965        2,157,483          233,570
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,330           24,966          131,666          199,391           25,076           28,852
Benefit payments                     (435,918)        (465,953)      (5,768,065)      (5,601,934)      (1,121,071)      (1,693,220)
Payments on termination            (3,852,317)      (3,731,902)     (35,074,220)     (33,323,016)      (5,810,878)      (6,618,705)
Contract maintenance charge            (9,582)         (12,305)         (76,085)         (95,096)         (19,275)         (26,043)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (277,265)        (947,581)      (3,659,441)        (753,176)      (2,411,229)      (5,207,627)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (4,573,752)      (5,132,775)     (44,446,145)     (39,573,831)      (9,337,377)     (13,516,743)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (2,041,657)      (4,293,090)     (15,519,935)     (31,512,866)      (7,179,894)     (13,283,173)

NET ASSETS AT BEGINNING OF
   PERIOD                          17,769,443       22,062,533      169,963,196      201,476,062       33,636,251       46,919,424
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    15,727,786  $    17,769,443  $   154,443,261  $   169,963,196  $    26,456,357  $    33,636,251
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,048,111        2,663,791        8,403,349       10,007,898        2,985,855        3,955,631
         Units issued                 170,530          299,188          611,588        1,562,526          194,148        1,543,771
         Units redeemed              (662,913)        (914,868)      (2,628,125)      (3,167,075)        (965,306)      (2,513,547)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,555,728        2,048,111        6,386,812        8,403,349        2,214,697        2,985,855
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               Limited
                                       Income Builder                      Information                        Duration
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005          2006 (ae)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       404,989  $       499,691  $       (18,164) $       (48,667) $     1,180,617  $     1,110,105
Net realized gains (losses)         1,342,172        1,300,152           26,231           66,883         (595,568)        (733,148)
Change in unrealized gains
   (losses)                         2,260,939          343,851         (174,048)        (113,489)         398,998         (202,310)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,008,100        2,143,694         (165,981)         (95,273)         984,047          174,647
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               19,027           53,550            3,003            3,571           25,820           34,039
Benefit payments                   (1,154,484)      (1,309,571)         (36,961)         (93,670)      (1,165,512)      (1,114,883)
Payments on termination            (8,185,181)      (9,891,921)        (221,267)        (637,969)      (9,882,177)     (10,378,784)
Contract maintenance charge           (15,597)         (20,358)            (780)          (1,779)         (15,587)         (20,513)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                991,258         (292,436)      (2,510,401)        (333,130)       1,816,067        1,757,924
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (8,344,977)     (11,460,736)      (2,766,406)      (1,062,977)      (9,221,389)      (9,722,217)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (4,336,877)      (9,317,042)      (2,932,387)      (1,158,250)      (8,237,342)      (9,547,570)

NET ASSETS AT BEGINNING OF
   PERIOD                          37,100,776       46,417,818        2,932,387        4,090,637       40,508,495       50,056,065
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    32,763,899  $    37,100,776  $             -  $     2,932,387  $    32,271,153  $    40,508,495
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,399,004        3,118,398          619,357          859,104        3,544,809        4,394,767
         Units issued                 281,739          557,091           72,085          445,644          606,896        1,273,588
         Units redeemed              (787,797)      (1,276,485)        (691,442)        (685,391)      (1,401,446)      (2,123,546)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,892,946        2,399,004                -          619,357        2,750,259        3,544,809
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         Quality Income
                                        Money Market                          Plus                          S&P 500 Index
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     4,118,902  $     1,957,546  $     7,177,663  $     9,193,404  $       142,206  $       215,878
Net realized gains (losses)                 -                -       (1,418,560)         478,618        4,617,543        2,843,899
Change in unrealized gains
   (losses)                                 -                -        1,029,568       (4,906,056)       6,279,572         (285,738)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,118,902        1,957,546        6,788,671        4,765,966       11,039,321        2,774,039
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              169,174        6,589,562           86,339          197,983          101,505           75,793
Benefit payments                  (11,900,489)     (18,283,518)      (8,176,248)      (9,658,620)      (2,400,915)      (2,884,173)
Payments on termination           (57,654,294)     (54,687,814)     (37,661,706)     (46,361,159)     (23,044,197)     (19,117,194)
Contract maintenance charge           (61,080)         (75,983)         (77,418)        (106,447)         (45,155)         (58,943)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             55,568,304       31,746,975       (9,661,452)      (5,792,565)      (4,431,405)      (7,044,487)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (13,878,385)     (34,710,778)     (55,490,485)     (61,720,808)     (29,820,167)     (29,029,004)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (9,759,483)     (32,753,232)     (48,701,814)     (56,954,842)     (18,780,846)     (26,254,965)

NET ASSETS AT BEGINNING OF
   PERIOD                         134,038,666      166,791,898      219,645,032      276,599,874       96,740,967      122,995,932
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   124,279,183  $   134,038,666  $   170,943,218  $   219,645,032  $    77,960,121  $    96,740,967
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,493,953       11,900,148        9,928,902       12,316,437        9,062,575       11,739,674
         Units issued               7,636,903       25,142,676          655,636        2,562,798          711,248        2,036,019
         Units redeemed            (8,497,048)     (27,548,871)      (3,214,918)      (4,950,333)      (3,348,643)      (4,713,118)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,633,808        9,493,953        7,369,620        9,928,902        6,425,180        9,062,575
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Morgan Stanley
                                   Morgan Stanley Variable           Morgan Stanley Variable            Variable Investment
                                      Investment Series                Investment Series               Series (Class Y Shares)
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                             Aggressive
                                                                                                               Equity
                                         Strategist                        Utilities                      (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     3,038,735  $     1,593,742  $       883,493  $     1,381,272  $      (517,455) $      (443,968)
Net realized gains (losses)        25,722,573       32,318,060        3,196,079          919,750        1,170,960          583,389
Change in unrealized gains
   (losses)                         3,440,853      (15,504,326)      18,557,451       16,799,073          982,649        4,746,447
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          32,202,161       18,407,476       22,637,023       19,100,095        1,636,154        4,885,868
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              117,638          216,596           69,838          138,862          435,406          435,579
Benefit payments                   (7,419,152)     (10,616,198)      (5,558,120)      (5,510,788)        (163,210)        (305,613)
Payments on termination           (50,505,900)     (55,851,023)     (23,863,272)     (25,606,311)      (2,381,447)      (2,269,344)
Contract maintenance charge          (107,048)        (134,587)         (63,075)         (78,702)         (31,527)         (27,454)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (3,853,030)      (6,048,431)      (4,880,078)      (2,038,940)       2,369,404         (284,612)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (61,767,492)     (72,433,643)     (34,294,707)     (33,095,879)         228,626       (2,451,444)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (29,565,331)     (54,026,167)     (11,657,684)     (13,995,784)       1,864,780        2,434,424

NET ASSETS AT BEGINNING OF
   PERIOD                         271,309,483      325,335,650      143,844,150      157,839,934       28,565,304       26,130,880
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   241,744,152  $   271,309,483  $   132,186,466  $   143,844,150  $    30,430,084  $    28,565,304
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          10,340,403       12,349,042        6,612,354        7,513,044        2,998,642        3,342,064
         Units issued                 562,314        1,806,588          434,126        1,461,255          542,561          533,924
         Units redeemed            (2,654,872)      (3,815,227)      (1,862,090)      (2,361,945)        (553,738)        (877,346)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,247,845       10,340,403        5,184,390        6,612,354        2,987,465        2,998,642
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Morgan Stanley                    Morgan Stanley                    Morgan Stanley
                                    Variable Investment               Variable Investment               Variable Investment
                                   Series (Class Y Shares)           Series (Class Y Shares)           Series (Class Y Shares)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Dividend Growth                       Equity                        European Growth
                                      (Class Y Shares)                  (Class Y Shares)                  (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (765,839) $      (850,513) $    (1,953,997) $    (1,901,409) $       (97,224) $      (291,868)
Net realized gains (losses)         3,428,806        2,112,658        2,712,236          465,205        1,685,261          809,193
Change in unrealized gains
   (losses)                         8,259,746        3,547,216        1,444,336       18,069,371        8,437,348        1,819,427
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          10,922,713        4,809,361        2,202,575       16,633,167       10,025,385        2,336,752
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits
Benefit payments                    1,374,178        3,988,138        3,813,370        6,119,363          362,219          355,555
Payments on termination            (1,990,244)      (2,137,182)      (1,384,532)      (1,279,306)        (373,813)        (428,561)
Contract maintenance charge       (10,252,569)      (8,694,149)      (9,142,207)      (8,059,966)      (3,038,802)      (2,988,470)
Transfers among the                  (158,275)        (158,303)        (188,122)        (171,032)         (55,102)         (51,960)
   sub-accounts and with the
   Fixed Account - net             (6,438,134)       5,124,123       (4,398,846)      (6,075,322)        (847,759)      (2,161,599)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (17,465,044)      (1,877,373)     (11,300,337)      (9,466,263)      (3,953,257)      (5,275,035)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (6,542,331)       2,931,988       (9,097,762)       7,166,904        6,072,128       (2,938,283)

NET ASSETS AT BEGINNING OF
   PERIOD                         135,624,543      132,692,555      119,286,717      112,119,813       38,367,145       41,305,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   129,082,212  $   135,624,543  $   110,188,955  $   119,286,717  $    44,439,273  $    38,367,145
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          11,696,485       11,890,791       12,194,766       13,667,459        3,837,856        4,429,086
         Units issued                 701,960        2,941,753        1,314,193        1,942,816          374,518          382,467
         Units redeemed            (2,197,448)      (3,136,059)      (2,731,645)      (3,415,509)        (727,624)        (973,697)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    10,200,997       11,696,485       10,777,314       12,194,766        3,484,750        3,837,856
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley                   Morgan Stanley                    Morgan Stanley
                                     Variable Investment              Variable Investment               Variable Investment
                                    Series (Class Y Shares)           Series (Class Y Shares)           Series (Class Y Shares)
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            Global                      Global Dividend
                                          Advantage                          Growth                          High Yield
                                       (Class Y Shares)                 (Class Y Shares)                  (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (123,326) $      (176,188) $        35,401  $      (184,103) $     1,542,533  $     1,859,149
Net realized gains (losses)           289,235           87,244        4,391,432        1,776,327         (341,073)        (300,897)
Change in unrealized gains
   (losses)                         1,383,493          540,600        7,970,462        1,391,678          864,928       (1,545,020)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,549,402          451,656       12,397,295        2,983,902        2,066,388           13,232
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               48,033           83,527        1,068,615        3,653,244           52,338          907,403
Benefit payments                      (79,712)         (70,141)        (949,328)        (759,572)        (419,164)        (374,490)
Payments on termination            (1,081,403)        (473,902)      (5,789,882)      (3,587,050)      (3,423,915)      (1,882,052)
Contract maintenance charge           (13,782)         (13,893)        (103,282)         (92,756)         (65,084)         (70,160)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (269,052)        (458,883)      (3,187,496)       1,262,122       (2,791,591)      (2,571,205)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,395,916)        (933,292)      (8,961,373)         475,988       (6,647,416)      (3,990,504)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             153,486         (481,636)       3,435,922        3,459,890       (4,581,028)      (3,977,272)

NET ASSETS AT BEGINNING OF
   PERIOD                          10,387,438       10,869,074       69,330,669       65,870,779       33,289,469       37,266,741
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    10,540,924  $    10,387,438  $    72,766,591  $    69,330,669  $    28,708,441  $    33,289,469
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,189,886        1,301,803        5,317,014        5,319,315        4,277,712        4,910,422
         Units issued                  82,711           95,698          654,078        1,374,498          261,834          594,151
         Units redeemed              (236,180)        (207,615)      (1,299,726)      (1,376,799)      (1,167,258)      (1,226,861)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,036,417        1,189,886        4,671,366        5,317,014        3,372,288        4,277,712
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley                     Morgan Stanley                   Morgan Stanley
                                     Variable Investment                Variable Investment              Variable Investment
                                   Series (Class Y Shares)            Series (Class Y Shares)          Series (Class Y Shares)
                                         Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               Limited
                                        Income Builder                     Information                        Duration
                                       (Class Y Shares)                 (Class Y Shares)                   (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (ae)          2005            2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       283,775  $       322,050  $       (71,758) $      (178,411) $     3,156,858  $     2,347,726
Net realized gains (losses)         1,403,215        1,099,286          278,310          108,299       (1,121,945)        (955,568)
Change in unrealized gains
   (losses)                         3,184,816          691,390         (800,973)        (293,214)         517,127       (1,679,973)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,871,806        2,112,726         (594,421)        (363,326)       2,552,040         (287,815)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               49,140        1,380,540            5,920           26,398        2,568,238        9,313,421
Benefit payments                     (830,432)        (580,716)          (7,585)         (70,207)      (2,296,450)      (1,545,724)
Payments on termination            (4,946,457)      (5,391,908)        (181,359)      (1,247,121)     (10,947,308)      (8,840,523)
Contract maintenance charge           (32,689)         (31,106)          (3,750)         (15,864)        (200,450)        (178,551)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                437,979         (171,196)      (8,254,968)      (2,056,972)      (1,590,795)       1,595,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (5,322,459)      (4,794,386)      (8,441,742)      (3,363,766)     (12,466,765)         343,988
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (450,653)      (2,681,660)      (9,036,163)      (3,727,092)      (9,914,725)          56,173

NET ASSETS AT BEGINNING OF
   PERIOD                          43,791,498       46,473,158        9,036,163       12,763,255      120,269,375      120,213,202
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    43,340,845  $    43,791,498  $             -  $     9,036,163  $   110,354,650  $   120,269,375
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,485,204        3,880,951        1,510,579        2,100,505       11,553,240       11,437,097
         Units issued                 389,372          604,663           80,535          105,276        1,693,913        4,044,895
         Units redeemed              (789,033)      (1,000,410)      (1,591,114)        (695,202)      (2,858,842)      (3,928,752)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,085,543        3,485,204                -        1,510,579       10,388,311       11,553,240
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley                    Morgan Stanley                    Morgan Stanley
                                     Variable Investment               Variable Investment               Variable Investment
                                   Series (Class Y Shares)           Series (Class Y Shares)           Series (Class Y Shares)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Money Market                  Quality Income Plus                 S&P 500 Index
                                       (Class Y Shares)                  (Class Y Shares)                (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (ae)          2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     2,588,165  $       738,679  $     6,590,161  $     5,726,791  $      (456,672) $      (431,406)
Net realized gains (losses)                 -                -         (478,815)        (394,363)       4,963,028        2,369,755
Change in unrealized gains
   (losses)                                 -                -          975,021       (3,053,124)      15,181,098        1,962,399
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,588,165          738,679        7,086,367        2,279,304       19,687,454        3,900,748
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            6,711,630       23,887,561       17,407,665       34,683,937        9,319,299       14,267,724
Benefit payments                   (5,813,345)      (4,759,838)      (3,708,678)      (2,736,486)      (1,812,834)      (2,279,971)
Payments on termination           (20,455,783)     (11,069,478)     (13,480,028)     (10,752,857)     (16,745,815)      (9,306,355)
Contract maintenance charge          (268,209)        (180,571)        (373,629)        (229,539)        (290,984)        (230,043)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             22,106,947         (412,185)       6,734,632       (1,961,741)      (5,483,359)      (1,275,062)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,281,240        7,465,489        6,579,962       19,003,314      (15,013,693)       1,176,293
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           4,869,405        8,204,168       13,666,329       21,282,618        4,673,761        5,077,041

NET ASSETS AT BEGINNING OF
   PERIOD                          94,188,400       85,984,232      191,363,374      170,080,756      157,007,262      151,930,221
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    99,057,805  $    94,188,400  $   205,029,703  $   191,363,374  $   161,681,023  $   157,007,262
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,419,749        8,638,854       16,193,915       14,098,741       15,651,334       16,146,107
         Units issued              11,308,939       15,111,122        3,649,488        8,489,870        1,635,053        4,226,165
         Units redeemed           (11,071,173)     (14,330,227)      (2,847,634)      (6,394,696)      (3,295,759)      (4,720,938)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at
      end of period                 9,657,515        9,419,749       16,995,769       16,193,915       13,990,628       15,651,334
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                    Neuberger &
                                        Morgan Stanley                    Morgan Stanley          Berman Advisors
                                     Variable Investment               Variable Investment           Management
                                   Series (Class Y Shares)           Series (Class Y Shares)           Trust
                                         Sub-Account                       Sub-Account              Sub-Account
                              --------------------------------  --------------------------------  ---------------

                                         Strategist                         Utilities
                                      (Class Y Shares)                  (Class Y Shares)            AMT Guardian
                              --------------------------------  --------------------------------  ---------------

                                    2006             2005            2006              2005             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       659,020  $        21,929  $        43,043  $       125,059  $           (11)
Net realized gains (losses)         9,105,903        9,498,750          611,145          197,931              267
Change in unrealized gains
   (losses)                         1,879,094       (3,827,344)       4,655,700        3,468,439             (671)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          11,644,017        5,693,335        5,309,888        3,791,429             (415)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            2,719,607        4,315,203           38,436        1,228,150                -
Benefit payments                   (1,966,261)      (1,655,978)        (628,884)        (782,132)               -
Payments on termination            (8,126,688)      (6,540,381)      (2,594,871)      (1,869,621)          (9,416)
Contract maintenance charge          (104,758)         (88,574)         (28,207)         (26,273)               -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (177,083)      (2,858,313)        (826,573)         363,179                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (7,655,183)      (6,828,043)      (4,040,099)      (1,086,697)          (9,416)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           3,988,834       (1,134,708)       1,269,789        2,704,732           (9,831)

NET ASSETS AT BEGINNING OF
   PERIOD                          94,836,931       95,971,639       32,047,422       29,342,690            9,831
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    98,825,765  $    94,836,931  $    33,317,211  $    32,047,422  $             -
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           8,175,626        8,876,242        3,374,776        3,568,622              779
         Units issued                 874,831        1,360,956          237,136          805,841                -
         Units redeemed            (1,553,701)      (2,061,572)        (634,908)        (999,687)            (779)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     7,496,756        8,175,626        2,977,004        3,374,776                -
                              ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Neuberger & Berman                Neuberger & Berman                   Oppenheimer
                                  Advisors Management Trust         Advisors Management Trust          Variable Account Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         AMT Mid-Cap                                                         Oppenheimer
                                           Growth                          AMT Partners                        Balanced
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          (276) $          (437) $        (1,279) $          (912) $        83,867  $        44,214
Net realized gains (losses)            (3,238)            (177)          21,220              443          650,932          625,293
Change in unrealized gains
   (losses)                             5,536            4,008           (5,453)          22,832           43,740         (401,284)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               2,022            3,394           14,488           22,363          778,539          268,223
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -                -                -           41,650            8,270
Benefit payments                            -                -                -                -         (141,878)        (154,022)
Payments on termination               (26,821)               -          (31,924)          (2,067)      (2,571,037)      (1,944,274)
Contract maintenance charge               (19)             (27)             (35)             (46)          (2,509)          (3,015)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                     (1)               2              (34)            (950)        (485,595)         237,887
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (26,841)             (25)         (31,993)          (3,063)      (3,159,369)      (1,855,154)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (24,819)           3,369          (17,505)          19,300       (2,380,830)      (1,586,931)

NET ASSETS AT BEGINNING OF
   PERIOD                              31,637           28,268          159,206          139,906       10,497,328       12,084,259
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         6,818  $        31,637  $       141,701  $       159,206  $     8,116,498  $    10,497,328
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               2,259            2,261           11,420           11,661          807,868          947,560
         Units issued                       -                -                -                -           33,993           92,687
         Units redeemed                (1,827)              (2)          (2,219)            (241)        (259,244)        (232,379)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           432            2,259            9,201           11,420          582,617          807,868
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Oppenheimer                      Oppenheimer                       Oppenheimer
                                    Variable Account Funds           Variable Account Funds            Variable Account Funds
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Oppenheimer                                                         Oppenheimer
                                            Capital                        Oppenheimer                         Global
                                         Appreciation                       Core Bond                        Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (128,539) $       (60,029) $       180,504  $       201,416  $       (34,932) $       (32,964)
Net realized gains (losses)           111,094          (60,779)         (13,439)           5,794        1,253,882          263,411
Change in unrealized gains
   (losses)                           829,438          599,247           (9,636)        (146,573)         579,562        1,138,918
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             811,993          478,439          157,429           60,637        1,798,512        1,369,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              164,250          146,357           29,680           83,774          114,637          220,148
Benefit payments                      (75,415)        (206,922)         (12,669)          (4,285)         (42,487)         (39,722)
Payments on termination            (1,820,949)      (1,309,362)        (665,750)        (668,774)      (1,789,242)      (1,164,262)
Contract maintenance charge            (8,262)          (9,380)          (2,158)          (2,524)          (6,785)          (6,900)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (255,029)        (348,795)         (51,604)         (88,325)          47,518          222,144
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,995,405)      (1,728,102)        (702,501)        (680,134)      (1,676,359)        (768,592)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,183,412)      (1,249,663)        (545,072)        (619,497)         122,153          600,773

NET ASSETS AT BEGINNING OF
   PERIOD                          13,703,699       14,953,362        4,633,913        5,253,410       12,029,272       11,428,499
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,520,287  $    13,703,699  $     4,088,841  $     4,633,913  $    12,151,425  $    12,029,272
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,367,640        1,552,405          347,149          398,566          731,408          787,744
         Units issued                  63,147           89,876           10,399           21,403           67,680           87,999
         Units redeemed              (260,051)        (274,641)         (62,715)         (72,820)        (163,846)        (144,335)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,170,736        1,367,640          294,833          347,149          635,242          731,408
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer                        Oppenheimer                      Oppenheimer
                                   Variable Account Funds            Variable Account Funds            Variable Account Funds
                                        Sub-Account                         Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            Oppenheimer
                                                                                                            Main Street
                                     Oppenheimer                            Oppenheimer                      Small Cap
                                     High Income                            Main Street                       Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       117,015  $       110,710  $       (19,475) $        (1,122) $       (54,165) $       (56,473)
Net realized gains (losses)                88           (3,979)         269,673           91,390          421,204          317,814
Change in unrealized gains
   (losses)                            31,377          (90,271)         847,716          332,629          224,374          107,086
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             148,480           16,460        1,097,914          422,897          591,413          368,427
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               21,473           15,483           31,131           31,819           41,088           92,071
Benefit payments                         (656)               -         (150,690)        (368,205)         (94,810)          (1,218)
Payments on termination              (230,177)        (198,821)      (2,012,346)      (1,427,349)        (462,551)        (335,532)
Contract maintenance charge            (1,055)          (1,188)          (4,044)          (4,575)          (3,955)          (4,111)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (12,566)          33,530          (70,768)         (37,143)         123,189          (82,292)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (222,981)        (150,996)      (2,206,717)      (1,805,453)        (397,039)        (331,082)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (74,501)        (134,536)      (1,108,803)      (1,382,556)         194,374           37,345

NET ASSETS AT BEGINNING OF
   PERIOD                           1,982,489        2,117,025        9,394,310       10,776,866        4,521,452        4,484,107
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,907,988  $     1,982,489  $     8,285,507  $     9,394,310  $     4,715,826  $     4,521,452
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             161,136          173,775          972,894        1,169,377          237,722          255,943
         Units issued                   6,620           15,447           60,367          118,559           30,899           26,625
         Units redeemed               (24,199)         (28,086)        (282,696)        (315,042)         (50,171)         (44,846)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       143,557          161,136          750,565          972,894          218,450          237,722
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Oppenheimer
                                         Oppenheimer                       Oppenheimer                  Variable Account Funds
                                    Variable Account Funds            Variable Account Funds            (Service Class ("SC"))
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Oppenheimer                       Oppenheimer                       Oppenheimer
                                       MidCap Fund (af)                  Strategic Bond                     Balanced (SC)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (40,119) $       (41,679) $       206,859  $       233,319  $       133,314  $       (35,798)
Net realized gains (losses)           (79,993)        (119,357)         134,319          127,235        2,244,461        1,710,958
Change in unrealized gains
   (losses)                           153,661          455,419           42,276         (268,184)       1,248,274         (902,672)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              33,549          294,383          383,454           92,370        3,626,049          772,488
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN  NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                5,732           16,434           11,324           17,907        2,441,476        5,459,076
Benefit payments                      (21,062)         (76,837)        (131,232)         (96,963)        (637,519)        (221,193)
Payments on termination              (411,606)        (229,720)      (1,521,032)        (983,007)      (2,611,389)      (1,639,684)
Contract maintenance charge            (1,065)          (1,210)          (1,855)          (2,059)        (129,797)        (121,994)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (47,918)         (35,237)         292,564          407,964         (526,728)         728,644
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (475,919)        (326,570)      (1,350,231)        (656,158)      (1,463,957)       4,204,849
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (442,370)         (32,187)        (966,777)        (563,788)       2,162,092        4,977,337

NET ASSETS AT BEGINNING OF
   PERIOD                           2,923,431        2,955,618        7,251,759        7,815,547       40,378,765       35,401,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,481,061  $     2,923,431  $     6,284,982  $     7,251,759  $    42,540,857  $    40,378,765
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             350,547          396,966          518,883          565,006        2,790,521        2,497,143
         Units issued                  15,938           24,975           56,846           67,254          501,502          785,196
         Units redeemed               (76,788)         (71,394)        (149,510)        (113,377)        (597,650)        (491,818)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       289,697          350,547          426,219          518,883        2,694,373        2,790,521
                              ===============  ===============  ===============  ===============  ===============  ===============

(af) Previously known as Oppenheimer Aggressive Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer                      Oppenheimer                       Oppenheimer
                                    Variable Account Funds           Variable Account Funds            Variable Account Funds
                                    (Service Class ("SC"))           (Service Class ("SC"))            (Service Class ("SC"))
                                         Sub-Account                     Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Oppenheimer                                                        Oppenheimer
                                           Capital                        Oppenheimer                         Global
                                      Appreciation (SC)                 Core Bond (SC)                    Securities (SC)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,080,727) $      (524,959) $       143,575  $        12,579  $      (313,459) $      (247,480)
Net realized gains (losses)         1,041,753          268,413          (41,041)          (3,657)       4,056,767        1,000,159
Change in unrealized gains
   (losses)                         4,300,852        2,564,471          689,784            8,498        2,170,402        3,147,996
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,261,878        2,307,925          792,318           17,420        5,913,710        3,900,675
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           12,007,353       22,498,633       15,707,054        4,169,598        4,850,001        5,884,845
Benefit payments                   (1,309,968)        (631,610)         (78,203)               -         (469,906)        (275,001)
Payments on termination            (5,530,625)      (2,309,023)        (877,570)         (99,715)      (2,412,621)      (1,421,204)
Contract maintenance charge          (225,536)        (128,753)         (26,840)          (4,859)        (106,662)         (90,016)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,912,439        6,371,507       10,160,078        1,927,641          201,885          302,240
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     6,853,663       25,800,754       24,884,519        5,992,665        2,062,697        4,400,864
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          11,115,541       28,108,679       25,676,837        6,010,085        7,976,407        8,301,539

NET ASSETS AT BEGINNING OF
   PERIOD                          68,185,162       40,076,483        6,697,469          687,384       36,191,671       27,890,132
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    79,300,703  $    68,185,162  $    32,374,306  $     6,697,469  $    44,168,078  $    36,191,671
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           5,122,406        3,108,517          657,772           67,996        1,930,885        1,671,393
         Units issued               1,982,787        2,862,008        3,155,439          676,015          702,441          741,404
         Units redeemed            (1,484,388)        (848,119)        (736,921)         (86,239)        (592,880)        (481,912)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,620,805        5,122,406        3,076,290          657,772        2,040,446        1,930,885
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Oppenheimer                       Oppenheimer                       Oppenheimer
                                   Variable Account Funds            Variable Account Funds            Variable Account Funds
                                   (Service Class ("SC"))            (Service Class ("SC"))            (Service Class ("SC"))
                                        Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            Oppenheimer
                                                                                                            Main Street
                                        Oppenheimer                       Oppenheimer                        Small Cap
                                      High Income (SC)                  Main Street (SC)                     Growth (SC)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     2,192,178  $     1,482,744  $      (747,854) $      (405,152) $      (815,894) $      (558,814)
Net realized gains (losses)           (72,762)          65,129        2,005,354          806,440        3,080,780        1,495,230
Change in unrealized gains
   (losses)                           706,477       (1,372,459)      11,585,942        2,705,596        3,632,966        2,147,228
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,825,893          175,414       12,843,442        3,106,884        5,897,852        3,083,644
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,156,982        6,655,416       21,212,066       25,184,311        8,091,447       10,775,593
Benefit payments                     (764,322)        (236,966)      (1,809,739)        (814,619)        (744,841)        (198,221)
Payments on termination            (3,221,752)      (1,868,825)      (6,555,943)      (2,992,484)      (2,776,580)      (1,449,713)
Contract maintenance charge          (139,294)        (116,871)        (317,967)        (208,473)        (167,373)        (116,135)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                648,796        1,811,506        4,614,639        4,842,278        1,480,628        1,921,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (319,590)       6,244,260       17,143,056       26,011,013        5,883,281       10,933,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,506,303        6,419,674       29,986,498       29,117,897       11,781,133       14,017,072

NET ASSETS AT BEGINNING OF
   PERIOD                          38,254,946       31,835,272       87,050,928       57,933,031       43,533,544       29,516,472
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    40,761,249  $    38,254,946  $   117,037,426  $    87,050,928  $    55,314,677  $    43,533,544
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,742,761        2,291,724        6,155,200        4,262,843        2,340,368        1,713,775
         Units issued                 594,513          897,919        2,835,136        2,832,132        1,017,086        1,008,901
         Units redeemed              (618,763)        (446,882)      (1,665,870)        (939,775)        (721,793)        (382,308)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,718,511        2,742,761        7,324,466        6,155,200        2,635,661        2,340,368
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer                       Oppenheimer
                                   Variable Account Funds            Variable Account Funds                PIMCO Advisors
                                   (Service Class ("SC"))            (Service Class ("SC"))           Variable Insurance Trust
                                        Sub-Account                        Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        Oppenheimer                        Oppenheimer
                                    MidCap Fund (SC) (ag)              Strategic Bond (SC)                  OpCap Balanced
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (354,411) $      (259,636) $     2,939,206  $     2,001,100  $           (65) $          (111)
Net realized gains (losses)           559,878          371,111          294,829          342,083              273              466
Change in unrealized gains
   (losses)                           (98,425)       1,587,088        3,583,649       (1,444,898)             648             (254)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             107,042        1,698,563        6,817,684          898,285              856              101
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,274,690        4,351,751       14,108,228       31,236,134                -               60
Benefit payments                     (304,236)        (153,451)      (2,352,422)      (1,496,492)               -                -
Payments on termination            (1,251,108)        (579,780)      (8,722,625)      (4,477,199)               -                -
Contract maintenance charge           (67,691)         (20,253)        (391,360)        (254,253)             (20)             (20)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,162,354          472,005        9,045,709       10,091,090                3             (544)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,814,009        4,040,272       11,687,530       35,099,280              (17)            (504)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,921,051        5,738,835       18,505,214       35,997,565              839             (403)

NET ASSETS AT BEGINNING OF
   PERIOD                          19,532,381       13,793,546      114,446,116       78,448,551            9,377            9,780
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,453,432  $    19,532,381  $   132,951,330  $   114,446,116  $        10,216  $         9,377
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,214,597          945,504        8,739,811        6,044,530              858              906
         Units issued                 439,444          494,019        2,987,348        4,117,768                -               10
         Units redeemed              (271,960)        (224,926)      (2,108,707)      (1,422,487)              (1)             (58)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,382,081        1,214,597        9,618,452        8,739,811              857              858
                              ===============  ===============  ===============  ===============  ===============  ===============

(ag) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                 PIMVO Advisors
                                                                    Variable
                                       PIMCO Advisors              Insurance                   PIMCO
                                   Variable Insurance Trust          Trust           Variable Insurance Trust
                                        Sub-Account               Sub-Account               Sub-Account
                              --------------------------------  ---------------  --------------------------------

                                        OpCap Small             PEA Science and
                                            Cap                    Technology               Foreign Bond
                              --------------------------------  ---------------  --------------------------------

                                    2006             2005          2005 (al)       2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           (31) $           (25) $            (2) $            44  $            22
Net realized gains (losses)               111              256              (82)              45               27
Change in unrealized gains
   (losses)                               321             (260)               3              (61)              29
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations                 401              (29)             (81)              28               78
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -               42                -               72               66
Benefit payments                            -                -                -                -                -
Payments on termination                     -                -                -                -                -
Contract maintenance charge                (7)              (6)               -               (9)              (9)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                      2             (120)            (501)             125              529
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                            (5)             (84)            (501)             188              586
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                                 396             (113)            (582)             216              664

NET ASSETS AT BEGINNING OF
   PERIOD                               1,813            1,926              582            2,528            1,864
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         2,209  $         1,813  $             -  $         2,744  $         2,528
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 121              127               50              217              166
         Units issued                       -                3                -               17              101
         Units redeemed                     -               (9)             (50)               -              (50)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           121              121                -              234              217
                              ===============  ===============  ===============  ===============  ===============

(al) For the period beginning January 1, 2005, and ended May 1, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PIMCO            PIMCO
                                                                                                      Variable         Variable
                                           PIMCO                             PIMCO                   Insurance        Insurance
                                   Variable Insurance Trust          Variable Insurance Trust          Trust            Trust
                                        Sub-Account                      Sub-Account                Sub-Account      Sub-Account
                              --------------------------------  --------------------------------  ---------------  ---------------

                                                                                                     PIMCO VIT        PIMCO VIT
                                                                                                   Commodity Real      Emerging
                                                                          PIMCO Total                  Return        Markets Bond
                                        Money Market                        Return                    Strategy      (Admin Shares)
                              --------------------------------  --------------------------------  ---------------  ---------------

                                    2006             2005             2006             2005           2006 (x)         2006 (x)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $           272  $           109  $           344  $           170  $        47,459  $         5,051
Net realized gains (losses)                 -                -               77              165            5,707            5,632
Change in unrealized gains
   (losses)                                 -                -              (88)            (265)        (120,909)          10,969
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations                 272              109              333               70          (67,743)          21,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -               48            3,005            2,640          985,078          233,781
Benefit payments                            -                -                -                -                -                -
Payments on termination                     -                -           (1,077)               -           (9,373)          (3,063)
Contract maintenance charge               (20)             (21)             (18)             (19)          (1,981)            (335)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                     25           (8,956)             (17)           6,336        1,127,607          205,883
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                             5           (8,929)           1,893            8,957        2,101,331          436,266
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                                 277           (8,820)           2,226            9,027        2,033,588          457,918

NET ASSETS AT BEGINNING OF
   PERIOD                               8,901           17,721           10,322            1,295                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         9,178  $         8,901  $        12,548  $        10,322  $     2,033,588  $       457,918
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 891            1,796              893              113                -                -
         Units issued                       6              118              260              780          222,426           59,305
         Units redeemed                    (5)          (1,023)             (92)               -           (8,182)         (16,519)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           892              891            1,061              893          214,244           42,786
                              ===============  ===============  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO           PIMCO
                                  Variable        Variable
                                 Insurance       Insurance
                                   Trust            Trust             Putnam Variable Trust             Putnam Variable Trust
                                Sub-Account      Sub-Account               Sub-Account                      Sub-Account
                              ---------------  ---------------  --------------------------------  --------------------------------

                               PIMCO VIT Real  PIMCO VIT Total
                                  Return           Return                  VT American
                                 (Advisor        (Advisor                   Government                     VT Capital
                                 Shares)           Shares)                   Income                       Appreciation
                              ---------------  ---------------  --------------------------------  --------------------------------

                                  2006 (x)         2006 (x)          2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        17,137  $       121,021  $     1,496,871  $     1,167,858  $      (214,546) $      (158,367)
Net realized gains (losses)            42,035           60,040         (539,710)        (169,305)       2,168,935          568,817
Change in unrealized gains
   (losses)                           (71,786)          20,278          (82,313)      (1,025,733)        (266,950)         599,548
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             (12,614)         201,339          874,848          (27,180)       1,687,439        1,009,998
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            1,019,042        7,145,563          133,505          313,171           64,536           85,263
Benefit payments                       (4,719)        (121,607)        (959,410)      (1,370,419)        (300,512)        (428,775)
Payments on termination              (135,887)        (141,407)      (6,674,195)      (6,611,521)      (1,982,236)      (2,046,064)
Contract maintenance charge              (814)          (4,291)         (87,599)         (95,603)         (31,761)         (31,962)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                933,339        4,951,140         (141,939)      (1,537,340)         (19,474)         882,285
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     1,810,961       11,829,398       (7,729,638)      (9,301,712)      (2,269,447)      (1,539,253)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                       1,798,347       12,030,737       (6,854,790)      (9,328,892)        (582,008)        (529,255)

NET ASSETS AT BEGINNING OF
   PERIOD                                   -                -       56,674,048       66,002,940       16,847,059       17,376,314
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,798,347  $    12,030,737  $    49,819,258  $    56,674,048  $    16,265,051  $    16,847,059
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   -                -        4,673,528        5,446,808        1,917,485        2,102,673
         Units issued                 241,319        1,575,196          902,355          742,395          345,488          338,845
         Units redeemed               (63,637)        (407,642)      (1,546,554)      (1,515,675)        (592,936)        (524,033)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       177,682        1,167,554        4,029,329        4,673,528        1,670,037        1,917,485
                              ===============  ===============  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Putnam Variable Trust            Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Capital                       VT Discovery                    VT Diversified
                                        Opportunities                         Growth                           Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (97,937) $       (63,957) $      (235,656) $      (251,580) $     3,751,655  $     5,415,754
Net realized gains (losses)           845,182          113,744          875,764          672,644         (461,962)        (118,098)
Change in unrealized gains
   (losses)                           202,152          435,494          931,658          506,092          738,730       (3,809,839)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             949,397          485,281        1,571,766          927,156        4,028,423        1,487,817
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               16,274           32,248           95,444           99,687          233,650          252,414
Benefit payments                      (42,730)         (27,232)        (176,525)        (224,854)      (2,461,452)      (2,428,808)
Payments on termination            (1,002,400)        (420,157)      (1,608,092)      (1,808,479)     (11,234,981)      (9,310,100)
Contract maintenance charge           (16,910)          (9,545)         (43,106)         (47,168)        (116,666)        (120,670)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,967,151        2,863,042         (650,309)      (1,518,242)       5,714,029        5,160,579
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       921,385        2,438,356       (2,382,588)      (3,499,056)      (7,865,420)      (6,446,585)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                       1,870,782        2,923,637         (810,822)      (2,571,900)      (3,836,997)      (4,958,768)

NET ASSETS AT BEGINNING
   OF PERIOD                        6,431,207        3,507,570       17,568,282       20,140,182       87,434,856       92,393,624
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,301,989  $     6,431,207  $    16,757,460  $    17,568,282  $    83,597,859  $    87,434,856
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             392,880          232,875        3,413,222        4,136,636        6,486,148        6,967,684
         Units issued                 296,953          417,392          313,785          161,113        1,415,438        1,356,591
         Units redeemed              (243,661)        (257,387)        (755,746)        (884,527)      (1,986,314)      (1,838,127)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       446,172          392,880        2,971,261        3,413,222        5,915,272        6,486,148
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                           VT The George
                                         VT Equity                        Putnam Fund of                   VT Global Asset
                                          Income                              Boston                          Allocation
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       (61,773) $      (106,050) $     2,513,104  $     1,382,290  $       479,085  $      (122,534)
Net realized gains (losses)         1,684,155          639,964       13,093,672        2,946,388          708,682          241,264
Change in unrealized gains
   (losses)                         3,535,067          613,147        5,762,238        1,559,617        3,754,142        1,795,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           5,157,449        1,147,061       21,369,014        5,888,295        4,941,909        1,914,158
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               36,985          117,055        9,412,920       13,417,953        5,472,707        5,302,084
Benefit payments                     (241,811)        (437,843)      (4,392,422)      (4,617,208)        (923,869)        (523,175)
Payments on termination            (3,686,618)      (2,045,211)     (29,835,742)     (20,672,515)      (4,272,755)      (2,525,796)
Contract maintenance charge           (55,389)         (45,798)        (392,598)        (380,578)         (89,825)         (63,920)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              7,083,429        8,318,801      (21,866,282)       8,225,068        7,100,422        4,508,124
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     3,136,596        5,907,004      (47,074,124)      (4,027,280)       7,286,680        6,697,317
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                       8,294,045        7,054,065      (25,705,110)       1,861,015       12,228,589        8,611,475

NET ASSETS AT BEGINNING OF
   PERIOD                          28,455,812       21,401,747      237,197,140      235,336,125       39,385,857       30,774,382
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    36,749,857  $    28,455,812  $   211,492,030  $   237,197,140  $    51,614,446  $    39,385,857
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,057,424        1,610,885       19,864,360       20,326,024        3,354,876        2,842,429
         Units issued                 877,704          861,589        5,119,145        4,253,359        1,592,741        1,144,461
         Units redeemed              (668,317)        (415,050)      (8,977,823)      (4,715,023)      (1,034,962)        (632,014)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,266,811        2,057,424       16,005,682       19,864,360        3,912,655        3,354,876
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Global                       VT Growth and                       VT Growth
                                           Equity                            Income                         Opportunities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (562,950) $      (292,901) $     1,091,909  $     1,295,310  $      (291,841) $      (179,247)
Net realized gains (losses)        (2,561,120)      (4,588,571)      27,530,163        6,144,198       (1,658,024)      (2,290,256)
Change in unrealized gains
   (losses)                        14,144,824        8,687,484       46,267,045       13,955,866        3,355,481        2,990,297
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          11,020,754        3,806,012       74,889,117       21,395,374        1,405,616          520,794
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               97,112          238,143        3,984,486        8,007,546           92,949          231,760
Benefit payments                   (1,008,696)        (702,676)     (10,996,580)     (12,217,020)        (396,753)        (298,825)
Payments on termination            (5,571,451)      (4,427,983)     (71,871,853)     (52,093,640)      (2,057,295)      (2,001,928)
Contract maintenance charge          (110,645)        (107,674)        (963,347)      (1,011,128)         (47,772)         (53,593)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                716,069       (1,891,096)     (23,404,566)     (16,665,644)      (1,151,742)      (1,616,811)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (5,877,611)      (6,891,286)    (103,251,860)     (73,979,886)      (3,560,613)      (3,739,397)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           5,143,143       (3,085,274)     (28,362,743)     (52,584,512)      (2,154,997)      (3,218,603)

NET ASSETS AT BEGINNING OF
   PERIOD                          54,086,274       57,171,548      585,599,371      638,183,883       23,150,296       26,368,899
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    59,229,417  $    54,086,274  $   557,236,628  $   585,599,371  $    20,995,299  $    23,150,296
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           6,651,795        7,523,140       53,314,443       60,631,538        5,332,050        6,235,675
         Units issued                 807,169          446,884        3,735,700        5,285,915          580,373          626,254
         Units redeemed            (1,456,971)      (1,318,229)     (12,855,998)     (12,603,010)      (1,394,953)      (1,529,879)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     6,001,993        6,651,795       44,194,145       53,314,443        4,517,470        5,332,050
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Health
                                          Sciences                        VT High Yield                       VT Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (788,902) $    (1,050,454) $     5,963,236  $     6,501,089  $     5,927,277  $     3,499,745
Net realized gains (losses)         1,643,681          509,029         (533,536)        (219,508)        (509,297)       2,452,643
Change in unrealized gains
   (losses)                           (37,203)       9,257,489        2,753,335       (4,698,100)         879,751       (4,140,907)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             817,576        8,716,064        8,183,035        1,583,481        6,297,731        1,811,481
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              453,362          532,459        4,866,964        8,542,923       16,894,062       20,034,641
Benefit payments                   (1,300,280)        (982,721)      (1,908,347)      (1,677,255)      (5,332,620)      (4,259,423)
Payments on termination            (7,743,123)      (6,875,345)     (11,300,303)      (8,127,291)     (24,459,450)     (16,352,678)
Contract maintenance charge          (176,545)        (190,101)        (215,895)        (198,790)        (446,974)        (393,569)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (4,179,895)      (1,690,740)         344,601       (3,249,781)      12,683,838        6,049,514
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (12,946,481)      (9,206,448)      (8,212,980)      (4,710,194)        (661,144)       5,078,485
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (12,128,905)        (490,384)         (29,945)      (3,126,713)       5,636,587        6,889,966

NET ASSETS AT BEGINNING OF
   PERIOD                          79,355,426       79,845,810       97,236,665      100,363,378      208,385,928      201,495,962
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    67,226,521  $    79,355,426  $    97,206,720  $    97,236,665  $   214,022,515  $   208,385,928
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           6,508,299        7,306,429        7,309,655        7,789,568       17,575,202       16,891,247
         Units issued                 636,966          642,474        1,542,379        1,911,705        5,607,314        4,732,813
         Units redeemed            (1,700,597)      (1,440,604)      (2,209,976)      (2,391,618)      (5,431,790)      (4,048,858)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,444,668        6,508,299        6,642,058        7,309,655       17,750,726       17,575,202
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                               VT                                VT
                                             VT                           International                     International
                                        International                      Growth and                            New
                                           Equity                            Income                         Opportunities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (2,697,577) $      (122,133) $      (123,626) $      (262,131) $       (28,349) $      (219,108)
Net realized gains (losses)        10,657,031        3,573,928        2,948,185        1,270,834        1,696,110         (139,590)
Change in unrealized gains
   (losses)                        60,869,323       22,235,438       12,125,140        5,528,462        6,683,064        5,211,017
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          68,828,777       25,687,233       14,949,699        6,537,165        8,350,825        4,852,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           12,840,509       10,854,126          169,606          184,776          201,750          125,961
Benefit payments                   (3,593,403)      (3,275,427)        (981,008)        (752,377)        (637,944)        (287,195)
Payments on termination           (29,916,834)     (19,256,171)      (7,344,267)      (4,324,154)      (4,007,808)      (2,373,037)
Contract maintenance charge          (564,893)        (458,760)        (121,973)         (96,619)        (104,947)         (89,437)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             16,503,315        7,536,441        9,022,804        4,928,166        1,655,235        3,775,978
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (4,731,306)      (4,599,791)         745,162          (60,208)      (2,893,714)       1,152,270
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          64,097,471       21,087,442       15,694,861        6,476,957        5,457,111        6,004,589

NET ASSETS AT BEGINNING OF
   PERIOD                         268,559,509      247,472,067       58,280,109       51,803,152       35,416,694       29,412,105
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   332,656,980  $   268,559,509  $    73,974,970  $    58,280,109  $    40,873,805  $    35,416,694
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period           22,597,319       23,291,551        4,420,308        4,426,765        3,636,393        3,533,180
         Units issued               5,098,918        5,458,452        1,367,784        1,118,362        1,661,650        1,300,564
         Units redeemed            (5,728,226)      (6,152,684)      (1,311,804)      (1,124,819)      (1,870,547)      (1,197,351)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    21,968,011       22,597,319        4,476,288        4,420,308        3,427,496        3,636,393
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                           VT Mid Cap                         VT Money
                                        VT Investors                          Value                            Market
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,606,866) $      (584,099) $      (214,108) $      (138,938) $     3,468,481  $       921,604
Net realized gains (losses)        (2,300,098)      (5,667,742)       1,496,127          340,866                -                -
Change in unrealized gains
   (losses)                        23,613,015       18,148,940        1,082,688        1,231,877                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          19,706,051       11,897,099        2,364,707        1,433,805        3,468,481          921,604
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            4,148,088        3,095,657           60,733           48,194       25,712,800       29,348,044
Benefit payments                   (3,645,028)      (3,750,055)        (139,365)         (59,403)     (16,259,561)     (15,508,487)
Payments on termination           (20,386,373)     (14,557,091)      (2,229,807)      (1,129,474)     (27,637,506)     (19,570,805)
Contract maintenance charge          (340,997)        (333,705)         (36,177)         (22,133)        (378,776)        (231,822)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              2,837,281       (3,445,964)       3,946,788        7,354,656       65,981,016       26,947,623
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (17,387,029)     (18,991,158)       1,602,172        6,191,840       47,417,973       20,984,553
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,319,022       (7,094,059)       3,966,879        7,625,645       50,886,454       21,906,157

NET ASSETS AT BEGINNING OF
   PERIOD                         170,024,211      177,118,270       15,894,844        8,269,199       99,785,553       77,879,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   172,343,233  $   170,024,211  $    19,861,723  $    15,894,844  $   150,672,007  $    99,785,553
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          20,334,874       23,064,461          983,344          567,512        9,814,723        7,635,463
         Units issued               2,778,908        2,262,357          502,749          593,810       21,252,701       16,799,329
         Units redeemed            (5,059,145)      (4,991,944)        (402,980)        (177,978)     (16,585,058)     (14,620,069)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    18,054,637       20,334,874        1,083,113          983,344       14,482,366        9,814,723
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                              VT OTC &
                                           VT New                                                             Emerging
                                        Opportunities                     VT New Value                         Growth
                              --------------------------------  --------------------------------  --------------------------------

                                   2006              2005            2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,599,060) $    (1,536,542) $      (756,061) $      (940,516) $      (416,671) $      (428,834)
Net realized gains (losses)        (9,678,351)     (13,213,552)      18,588,341        3,218,400       (3,051,591)      (4,656,472)
Change in unrealized gains
   (losses)                        19,006,110       24,334,175        7,875,714        5,005,835        6,635,614        6,940,032
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           7,728,699        9,584,081       25,707,994        7,283,719        3,167,352        1,854,726
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                              424,118          465,676       18,287,730       21,773,158           91,118          112,542
Benefit payments                   (1,690,796)      (1,373,575)      (2,643,591)      (2,087,888)        (404,229)        (412,683)
Payments on termination           (12,006,356)      (9,137,469)     (17,475,579)     (11,459,065)      (3,305,652)      (2,652,105)
Contract maintenance charge          (285,795)        (304,150)        (413,760)        (320,775)         (86,445)         (89,263)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (6,199,881)      (6,173,980)       1,385,173       17,410,087         (849,702)      (2,220,422)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (19,758,710)     (16,523,498)        (860,027)      25,315,517       (4,554,910)      (5,261,931)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (12,030,011)      (6,939,417)      24,847,967       32,599,236       (1,387,558)      (3,407,205)

NET ASSETS AT BEGINNING OF
   PERIOD                         121,531,241      128,470,658      177,050,957      144,451,721       30,905,428       34,312,633
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   109,501,230  $   121,531,241  $   201,898,924  $   177,050,957  $    29,517,870  $    30,905,428
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          15,595,461       17,914,690       11,845,936       10,073,197        7,200,524        8,536,448
         Units issued               1,235,037        1,044,176        3,112,962        4,504,726          678,176          559,242
         Units redeemed            (3,669,685)      (3,363,405)      (3,092,123)      (2,731,987)      (1,620,283)      (1,895,166)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    13,160,813       15,595,461       11,866,775       11,845,936        6,258,417        7,200,524
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            VT Utilities
                                                                          VT Small Cap                       Growth and
                                         VT Research                          Value                            Income
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (721,372) $      (507,518) $    (1,878,308) $    (2,120,509) $       750,950  $       244,088
Net realized gains (losses)           328,561       (1,186,085)      27,397,789       20,740,466          814,086          (22,964)
Change in unrealized gains
   (losses)                         8,534,273        5,027,353       (1,552,239)     (10,103,190)       9,234,463        3,037,643
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           8,141,462        3,333,750       23,967,242        8,516,767       10,799,499        3,258,767
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              211,836          252,287          573,350          758,548           88,433          186,031
Benefit payments                   (1,410,110)      (1,655,806)      (1,895,516)      (2,247,523)      (1,577,655)      (1,237,340)
Payments on termination           (10,183,211)      (8,523,461)     (19,098,463)     (14,873,501)      (5,629,853)      (4,537,820)
Contract maintenance charge          (189,140)        (206,755)        (228,378)        (234,029)         (82,167)         (82,897)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (5,209,385)      (4,330,876)      (3,784,783)      (4,021,239)        (823,451)       2,716,923
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (16,780,010)     (14,464,611)     (24,433,790)     (20,617,744)      (8,024,693)      (2,955,103)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (8,638,548)     (11,130,861)        (466,548)     (12,100,977)       2,774,806          303,664

NET ASSETS AT BEGINNING OF
   PERIOD                          93,506,328      104,637,189      164,487,028      176,588,005       48,184,204       47,880,540
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    84,867,780  $    93,506,328  $   164,020,480  $   164,487,028  $    50,959,010  $    48,184,204
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,811,120       11,404,052        8,460,279        9,525,932        4,305,917        4,571,653
         Units issued                 845,630          925,600        1,044,019        1,322,680          628,539          988,887
         Units redeemed            (2,554,361)      (2,518,532)      (2,131,465)      (2,388,333)      (1,297,296)      (1,254,623)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,102,389        9,811,120        7,372,833        8,460,279        3,637,160        4,305,917
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Rydex Variable Trust
                                         Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Vista                         VT Voyager                         Rydex OTC
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,328,285) $    (1,333,683) $    (4,310,021) $    (2,671,093) $           (63) $           (41)
Net realized gains (losses)          (932,388)      (2,199,558)     (26,327,164)     (27,650,942)              58                1
Change in unrealized gains
   (losses)                         5,804,482       13,058,822       41,510,623       44,001,710              232              234
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           3,543,809        9,525,581       10,873,438       13,679,675              227              194
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              675,696        1,272,632        5,945,334        9,626,338            1,205              990
Benefit payments                   (1,070,685)      (1,396,689)      (5,701,842)      (4,767,489)               -                -
Payments on termination           (10,366,329)      (7,145,605)     (35,306,346)     (28,823,778)            (441)               -
Contract maintenance charge          (221,003)        (226,453)        (722,065)        (777,244)              (5)              (5)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (2,933,081)      (2,336,027)     (25,504,508)     (20,617,776)              (1)           2,416
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (13,915,402)      (9,832,142)     (61,289,427)     (45,359,949)             758            3,401
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (10,371,593)        (306,561)     (50,415,989)     (31,680,274)             985            3,595

NET ASSETS AT BEGINNING OF
    PERIOD                         97,783,452       98,090,013      354,384,662      386,064,936            3,650               55
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    87,411,859  $    97,783,452  $   303,968,673  $   354,384,662  $         4,635  $         3,650
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,918,521       11,017,958       41,526,539       47,856,676              291                4
         Units issued               1,123,476        1,265,438        3,714,948        5,138,979               97              287
         Units redeemed            (2,527,299)      (2,364,875)     (11,350,212)     (11,469,116)             (34)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,514,698        9,918,521       33,891,275       41,526,539              354              291
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                  Scudder           Scudder         Scudder
                                 Variable          Variable         Variable                STI Classic
                                 Series I          Series I        Series II              Variable Trust
                                Sub-Account      Sub-Account      Sub-Account               Sub-Account
                              ---------------  ---------------  ---------------  --------------------------------

                                21st Century
                                   Growth          Balanced         Growth           STI Capital Appreciation
                              ---------------  ---------------  ---------------  --------------------------------

                                 2005 (am)        2005 (an)        2005 (ao)           2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (1,875) $        76,728  $         4,724  $      (279,631) $      (437,166)
Net realized gains (losses)          (188,564)        (180,244)             331        1,067,397         (665,915)
Change in unrealized gains
   (losses)                           124,230           24,562          (30,107)       1,232,470           (1,988)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             (66,209)         (78,954)         (25,052)       2,020,236       (1,105,069)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  634            5,368            1,172          181,628          179,051
Benefit payments                            -           (2,588)            (581)        (717,553)        (917,496)
Payments on termination               (15,648)         (84,398)         (41,732)      (8,332,825)     (10,043,794)
Contract maintenance charge                 -                -                -          (12,001)         (14,485)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (726,354)      (2,609,046)        (715,418)        (693,300)      (1,405,247)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (741,368)      (2,690,664)        (756,559)      (9,574,051)     (12,201,971)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (807,577)      (2,769,618)        (781,611)      (7,553,815)     (13,307,040)

NET ASSETS AT BEGINNING OF
   PERIOD                             807,577        2,769,618          781,611       28,571,983       41,879,023
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $             -  $             -  $    21,018,168  $    28,571,983
                              ===============  ===============  ===============  ===============  ===============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period              93,940           24,067          102,416        1,599,353        2,222,499
         Units issued                   3,167           17,062              798           69,117          124,105
         Units redeemed               (97,107)        (257,738)        (103,214)        (548,089)        (747,251)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -                -                -        1,120,381        1,599,353
                              ===============  ===============  ===============  ===============  ===============

(am) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(an) On April 29, 2005, Balanced merged into Total Return
(ao) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          STI Classic                      STI Classic                       STI Classic
                                        Variable Trust                   Variable Trust                    Variable Trust
                                          Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                              STI                               STI                              STI
                                         International                      Investment                        Large Cap
                                             Equity                         Grade Bond                     Relative Value
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (9,882) $        48,847  $       301,834  $       331,062  $       (12,493) $       (28,396)
Net realized gains (losses)           274,883           39,760          (25,339)          64,440          580,082          165,862
Change in unrealized gains
   (losses)                           622,896          425,009          (10,388)        (296,730)         118,347          258,834
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             887,897          513,616          266,107           98,772          685,936          396,300
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              154,507          136,406          223,949          235,874           93,011          275,735
Benefit payments                      (18,907)         (90,991)        (224,377)        (285,480)         (19,271)        (153,248)
Payments on termination            (1,452,340)      (1,550,421)      (2,684,849)      (3,407,501)        (872,240)        (697,447)
Contract maintenance charge            (1,603)          (1,535)          (8,011)          (8,105)          (5,801)          (5,127)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (147,144)          (8,701)        (372,683)        (387,641)        (139,935)         245,241
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,465,487)      (1,515,242)      (3,065,971)      (3,852,853)        (944,236)        (334,846)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (577,590)      (1,001,626)      (2,799,864)      (3,754,081)        (258,300)          61,454

NET ASSETS AT BEGINNING OF
   PERIOD                           4,710,963        5,712,589       11,869,922       15,624,003        5,271,167        5,209,713
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,133,373  $     4,710,963  $     9,070,058  $    11,869,922  $     5,012,867  $     5,271,167
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             320,524          431,372          900,143        1,161,511          444,147          476,355
         Units issued                  18,619           41,558           66,826          103,290           24,316           82,764
         Units redeemed              (108,899)        (152,406)        (277,473)        (364,658)        (101,483)        (114,972)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       230,244          320,524          689,496          900,143          366,980          444,147
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         STI Classic                       STI Classic                      STI Classic
                                       Variable Trust                    Variable Trust                    Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                             STI                               STI                             STI
                                          Large Cap                          Mid-Cap                        Small Cap
                                         Value Equity                         Equity                       Value Equity
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (4,178) $        53,297  $      (100,683) $      (112,755) $      (113,577) $      (107,129)
Net realized gains (losses)         1,511,224          507,543        1,114,077          211,114        3,627,372        2,422,530
Change in unrealized gains
   (losses)                         3,128,809           93,439         (201,482)       1,276,351       (2,081,522)      (1,266,830)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,635,855          654,279          811,912        1,374,710        1,432,273        1,048,571
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              175,968          224,482           49,123           88,269          849,155          383,361
Benefit payments                     (624,816)        (737,862)        (214,041)        (243,129)         (77,550)        (102,847)
Payments on termination            (8,554,755)      (8,062,278)      (2,554,169)      (3,034,224)      (2,697,982)      (2,305,711)
Contract maintenance charge           (11,256)         (12,595)          (4,244)          (4,806)          (7,935)          (5,048)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (629,109)        (582,896)        (229,497)        (135,087)        (144,105)        (213,577)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (9,643,968)      (9,171,149)      (2,952,828)      (3,328,977)      (2,078,417)      (2,243,822)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (5,008,113)      (8,516,870)      (2,140,916)      (1,954,267)        (646,144)      (1,195,251)

NET ASSETS AT BEGINNING OF
   PERIOD                          27,022,613       35,539,483       10,605,933       12,560,200       10,667,563       11,862,814
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,014,500  $    27,022,613  $     8,465,017  $    10,605,933  $    10,021,419  $    10,667,563
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,457,862        1,932,543          639,429          821,992          526,460          641,326
         Units issued                  58,621          102,086           38,545           65,616           94,840           65,171
         Units redeemed              (505,175)        (576,767)        (197,532)        (248,179)        (181,956)        (180,037)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,011,308        1,457,862          480,442          639,429          439,344          526,460
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                     The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Van Kampen UIF
                                         Emerging                         Van Kampen UIF                   Van Kampen UIF
                                       Markets Equity                     Equity Growth                     Fixed Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (506,348) $      (564,172) $      (976,586) $      (710,092) $        50,095  $        43,660
Net realized gains (losses)         8,818,934        4,442,520          760,139         (944,224)          11,681           48,681
Change in unrealized gains
   (losses)                         8,893,578        9,202,058        1,325,591       10,095,394          (22,093)         (21,276)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          17,206,164       13,080,406        1,109,144        8,441,078           39,683           71,065
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              249,434          241,736          434,447          771,456              600              314
Benefit payments                   (1,099,232)        (643,206)      (1,455,169)      (1,138,120)         (16,529)        (676,708)
Payments on termination           (10,589,550)      (5,347,499)      (9,685,751)      (8,253,830)        (341,293)        (186,300)
Contract maintenance charge           (18,238)         (17,502)         (78,667)         (80,359)            (409)            (465)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              3,246,524        3,724,844          588,673       (2,512,639)          73,003            7,950
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (8,211,062)      (2,041,627)     (10,196,467)     (11,213,492)        (284,628)        (855,209)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           8,995,102       11,038,779       (9,087,323)      (2,772,414)        (244,945)        (784,144)

NET ASSETS AT BEGINNING OF
   PERIOD                          54,052,083       43,013,304       67,276,261       70,048,675        2,108,252        2,892,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    63,047,185  $    54,052,083  $    58,188,938  $    67,276,261  $     1,863,307  $     2,108,252
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,778,024        3,919,663        7,009,647        8,272,109          174,805          245,523
         Units issued               1,030,062        2,328,572        1,154,808        1,971,933            6,467           69,419
         Units redeemed            (1,538,434)      (2,470,211)      (2,215,971)      (3,234,395)         (29,940)        (140,137)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,269,652        3,778,024        5,948,484        7,009,647          151,332          174,805
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                     The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        Van Kampen UIF                                                     Van Kampen UIF
                                         Global Value                    Van Kampen UIF                     International
                                            Equity                         High Yield                          Magnum
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $            97  $          (170) $           549  $           (99) $      (566,414) $      (124,287)
Net realized gains (losses)             2,258              487           (4,037)          47,060        4,693,661        1,443,550
Change in unrealized gains
   (losses)                             6,505            1,666            4,057          (55,490)       3,729,396        1,725,734
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               8,860            1,983              569           (8,529)       7,856,643        3,044,997
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -               48               44          243,770          222,392
Benefit payments                            -                -                -                -         (554,489)        (536,088)
Payments on termination                (1,257)            (428)               -           (1,949)      (5,426,384)      (4,034,657)
Contract maintenance charge               (59)             (49)             (17)             (34)         (12,319)         (12,736)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                    (39)           3,795               37         (332,454)       3,951,152        1,967,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        (1,355)           3,318               68         (334,393)      (1,798,270)      (2,393,343)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                               7,505            5,301              637         (342,922)       6,058,373          651,654

NET ASSETS AT BEGINNING OF
   PERIOD                              46,722           41,421            8,090          351,012       34,680,149       34,028,495
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        54,227  $        46,722  $         8,727  $         8,090  $    40,738,522  $    34,680,149
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               3,976            3,707              636           27,466        3,464,574        3,705,420
         Units issued                       -              309                6               10          885,196        1,709,403
         Units redeemed                  (105)             (40)              (1)         (26,840)      (1,032,393)      (1,950,249)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         3,871            3,976              641              636        3,317,377        3,464,574
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                     The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         Van Kampen UIF                    Van Kampen UIF
                                       Van Kampen UIF                     U.S. Mid Cap                        U.S. Real
                                       Mid Cap Growth                         Value                            Estate
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (689,729) $      (613,598) $    (1,913,173) $    (1,844,809) $      (392,149) $      (280,666)
Net realized gains (losses)         5,343,664        2,748,337       23,829,644        8,692,229       13,558,564        8,573,082
Change in unrealized gains
   (losses)                        (1,984,782)       3,449,254        1,819,454        6,830,025        9,609,829        1,622,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,669,153        5,583,993       23,735,925       13,677,445       22,776,244        9,914,470
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              293,797          348,909          528,121          739,604          239,305          330,607
Benefit payments                     (614,118)        (675,318)      (2,124,635)      (2,033,395)      (1,442,912)      (1,591,440)
Payments on termination            (6,008,822)      (4,306,254)     (18,558,759)     (15,158,596)     (12,191,427)      (9,251,072)
Contract maintenance charge           (11,140)         (11,058)        (100,516)        (106,026)         (20,556)         (22,839)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              2,642,360        3,627,553         (609,860)          33,254         (580,611)      (1,947,877)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (3,697,923)      (1,016,168)     (20,865,649)     (16,525,159)     (13,996,201)     (12,482,621)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,028,770)       4,567,825        2,870,276       (2,847,714)       8,780,043       (2,568,151)

NET ASSETS AT BEGINNING OF
   PERIOD                          41,085,850       36,518,025      138,618,855      141,466,569       70,733,118       73,301,269
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    40,057,080  $    41,085,850  $   141,489,131  $   138,618,855  $    79,513,161  $    70,733,118
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,911,403        2,992,347       11,514,149       12,987,624        2,894,820        3,447,898
         Units issued                 786,090        1,857,755        1,389,167        3,126,070          445,890          635,111
         Units redeemed            (1,055,208)      (1,938,699)      (2,999,308)      (4,599,545)        (944,202)      (1,188,189)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,642,285        2,911,403        9,904,008       11,514,149        2,396,508        2,894,820
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal              The Universal Institutional       The Universal Institutional
                                  Institutional Funds, Inc.          Funds, Inc. (Class II)            Funds, Inc. (Class II)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         Van Kampen UIF                    Van Kampen UIF
                                       Van Kampen UIF                       Emerging                          Emerging
                                            Value                    Markets Debt (Class II)          Markets Equity (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           517  $          (771) $     1,999,653  $     1,241,864  $      (266,743) $      (190,777)
Net realized gains (losses)            43,894           24,953          575,257          405,390        1,778,274        1,057,907
Change in unrealized gains
   (losses)                             2,299          (14,187)        (146,605)         501,823        6,888,338        3,437,670
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              46,710            9,995        2,428,305        2,149,077        8,399,869        4,304,800
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -              750        3,280,270        4,983,155        5,296,424        7,741,123
Benefit payments                            -                -         (184,157)        (243,067)        (136,711)         (57,719)
Payments on termination               (52,354)         (28,099)      (1,408,025)        (842,598)      (1,499,562)        (795,266)
Contract maintenance charge              (174)            (208)        (101,367)         (74,290)        (103,277)         (39,190)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                  1,149           27,023          130,236        2,410,786        1,640,645        1,726,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (51,379)            (534)       1,716,957        6,233,986        5,197,519        8,575,600
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              (4,669)           9,461        4,145,262        8,383,063       13,597,388       12,880,400

NET ASSETS AT BEGINNING OF
   PERIOD                             346,679          337,218       25,553,795       17,170,732       21,347,870        8,467,470
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       342,010  $       346,679  $    29,699,057  $    25,553,795  $    34,945,258  $    21,347,870
                              ===============  ===============  ===============  ===============  ===============  ===============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period              25,837           25,430        1,663,103        1,247,997          902,850          471,307
         Units issued                     399            2,903          492,525          863,026          390,017        1,186,049
         Units redeemed                (4,040)          (2,496)        (400,880)        (447,920)        (197,851)        (754,506)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        22,196           25,837        1,754,748        1,663,103        1,095,016          902,850
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal Institutional       The Universal Institutional       The Universal Institutional
                                    Funds, Inc. (Class II)           Funds, Inc. (Class II)            Funds, Inc. (Class II)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Van Kampen UIF                                                      Van Kampen UIF
                                         Equity and                      Van Kampen UIF                        Global
                                      Income (Class II)             Equity Growth (Class II)            Franchise (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (357,167) $      (401,526) $      (324,622) $      (236,088) $      (257,268) $      (905,950)
Net realized gains (losses)         2,973,316          876,098          819,551          428,708        4,042,433        1,052,012
Change in unrealized gains
   (losses)                         5,208,177        2,271,605         (214,105)       2,336,944       13,184,322        5,001,853
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           7,824,326        2,746,177          280,824        2,529,564       16,969,487        5,147,915
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           14,385,394       23,987,890          738,261        2,580,542       22,426,308       26,965,969
Benefit payments                   (1,640,127)        (421,538)        (678,927)        (288,283)      (1,130,074)        (587,070)
Payments on termination            (4,080,596)      (1,437,751)      (1,544,613)        (779,222)      (5,243,293)      (2,199,764)
Contract maintenance charge          (157,600)         (68,899)         (45,463)         (45,073)        (304,664)        (142,413)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              8,636,036       10,693,946         (296,095)        (310,164)       6,950,360       12,551,276
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    17,143,107       32,753,648       (1,826,837)       1,157,800       22,698,637       36,587,998
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          24,967,433       35,499,825       (1,546,013)       3,687,364       39,668,124       41,735,913

NET ASSETS AT BEGINNING OF
   PERIOD                          58,795,881       23,296,056       20,355,081       16,667,717       74,280,344       32,544,431
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    83,763,314  $    58,795,881  $    18,809,068  $    20,355,081  $   113,948,468  $    74,280,344
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           4,724,767        1,934,754        1,530,368        1,410,716        5,283,768        2,482,136
         Units issued               3,989,162        4,522,725          516,487          661,917        2,799,723        4,945,236
         Units redeemed            (2,653,322)      (1,732,712)        (661,904)        (542,265)      (1,190,098)      (2,143,604)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     6,060,607        4,724,767        1,384,951        1,530,368        6,893,393        5,283,768
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                               The Universal
                               Institutional
                                 Funds, Inc.      The Universal Institutional       The Universal Institutional
                                 (Class II)          Funds, Inc. (Class II)            Funds, Inc. (Class II)
                                Sub-Account                Sub-Account                       Sub-Account
                              ---------------  --------------------------------  --------------------------------

                                 Van Kampen
                                  UIF Int'l                                              Van Kampen UIF
                               Growth Equity            Van Kampen UIF                    Small Company
                                 (Class II)        Mid Cap Growth (Class II)            Growth (Class II)
                              ---------------  --------------------------------  --------------------------------

                                  2006 (ah)        2006 (x)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (16,501) $      (715,142) $      (499,484) $      (483,345) $      (436,358)
Net realized gains (losses)            13,773        3,712,719        1,394,167        3,211,792          896,154
Change in unrealized gains
   (losses)                           377,889          167,943        3,561,929         (146,114)       2,220,261
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             375,161        3,165,520        4,456,612        2,582,333        2,680,057
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            2,694,057       11,276,357        9,773,885        1,353,937        2,436,414
Benefit payments                     (102,096)        (323,179)        (222,218)        (484,666)        (309,845)
Payments on termination               (12,353)      (2,661,477)      (1,196,082)      (1,928,363)      (1,052,040)
Contract maintenance charge            (1,734)        (138,748)         (86,686)        (100,052)         (96,747)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                811,891        3,273,120        1,290,449       (1,299,785)        (108,464)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     3,389,765       11,426,073        9,559,348       (2,458,929)         869,318
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           3,764,926       14,591,593       14,015,960          123,404        3,549,375

NET ASSETS AT BEGINNING OF
   PERIOD                                   -       35,035,239       21,019,279       27,467,554       23,918,179

                              ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     3,764,926  $    49,626,832  $    35,035,239  $    27,590,958  $    27,467,554
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   -        1,948,644        1,348,333        1,559,590        1,507,123
         Units issued                 416,473        1,785,201        1,920,891          321,968          586,835
         Units redeemed               (65,638)        (698,987)      (1,320,580)        (456,746)        (534,368)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       350,835        3,034,858        1,948,644        1,424,812        1,559,590
                              ===============  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal Institutional       The Universal Institutional             Van Kampen Life
                                    Funds, Inc. (Class II)            Funds, Inc. (Class II)              Investment Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Van Kampen UIF                   Van Kampen UIF
                                        U.S. Mid Cap                       U.S. Real
                                      Value (Class II)                 Estate (Class II)                    LIT Comstock
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,058,192) $      (717,551) $      (692,383) $      (373,854) $        56,357  $      (299,835)
Net realized gains (losses)        10,092,338        1,607,747       12,611,326        5,332,414       10,525,160        7,271,007
Change in unrealized gains
   (losses)                         3,425,243        4,312,502       19,161,802        6,168,507        3,962,999       (3,659,429)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          12,459,389        5,202,698       31,080,745       11,127,067       14,544,516        3,311,743
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           12,221,679       15,862,014       12,858,347       18,333,561          343,491          545,787
Benefit payments                   (1,200,360)        (362,863)        (894,450)        (489,387)      (1,960,309)      (1,751,734)
Payments on termination            (4,141,843)      (1,646,525)      (5,647,992)      (3,373,155)     (22,266,296)     (16,430,117)
Contract maintenance charge          (248,975)        (161,259)        (363,065)        (251,388)         (44,679)         (50,523)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,400,028        2,871,980       (6,005,389)        (465,047)       2,247,280       21,192,269
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     8,030,529       16,563,347          (52,549)      13,754,584      (21,680,513)       3,505,682
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          20,489,918       21,766,045       31,028,196       24,881,651       (7,135,997)       6,817,425

NET ASSETS AT BEGINNING OF
   PERIOD                          60,801,190       39,035,145       87,616,718       62,735,067      113,318,834      106,501,409
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    81,291,108  $    60,801,190  $   118,644,914  $    87,616,718  $   106,182,837  $   113,318,834
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,854,542        2,709,092        4,153,868        3,416,901        9,040,553        8,735,617
         Units issued               1,541,930        2,720,642        1,078,358        2,483,424        1,378,010        4,254,315
         Units redeemed              (971,808)      (1,575,192)      (1,094,791)      (1,746,457)      (3,027,802)      (3,949,379)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     4,424,664        3,854,542        4,137,435        4,153,868        7,390,761        9,040,553
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Van Kampen Life                   Van Kampen Life                  Van Kampen Life
                                       Investment Trust                  Investment Trust                 Investment Trust
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            LIT Money
                                        LIT Government                        Market                      Strat Growth I (ai)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        47,178  $        52,552  $        83,208  $        37,667  $      (917,901) $      (908,986)
Net realized gains (losses)            (8,050)              42                -                -       (3,911,659)      (6,090,814)
Change in unrealized gains
   (losses)                             3,042          (10,578)               -                -        5,476,960       10,975,234
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              42,170           42,016           83,208           37,667          647,400        3,975,434
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               29,500           10,886           29,598           19,056          117,343          242,681
Benefit payments                       (5,751)               -           (9,105)         (72,676)      (1,317,374)      (1,151,614)
Payments on termination              (454,189)        (195,059)      (1,218,491)        (230,469)     (10,649,467)      (9,171,047)
Contract maintenance charge              (852)            (984)          (9,846)         (11,241)         (44,423)         (55,655)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                377,909         (216,805)       1,095,041          738,085       (5,995,331)      (6,766,031)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (53,383)        (401,962)        (112,803)         442,755      (17,889,252)     (16,901,666)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (11,213)        (359,946)         (29,595)         480,422      (17,241,852)     (12,926,232)

NET ASSETS AT BEGINNING OF
   PERIOD                           1,637,127        1,997,073        2,960,581        2,480,159       68,989,574       81,915,806
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,625,914  $     1,637,127  $     2,930,986  $     2,960,581  $    51,747,722  $    68,989,574
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             145,861          181,800          272,700          231,463        7,916,041        9,614,470
         Units issued                  60,258            8,118          178,712          197,140          495,653        1,747,133
         Units redeemed               (63,919)         (44,057)        (188,294)        (155,903)      (2,384,792)      (3,445,562)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       142,200          145,861          263,118          272,700        6,026,902        7,916,041
                              ===============  ===============  ===============  ===============  ===============  ===============

(ai) Previously known as LIT Emerging Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Van Kampen                       Van Kampen                      Van Kampen
                                        Life Investment                  Life Investment                 Life Investment
                                        Trust (Class II)                 Trust (Class II)                Trust (Class II)
                                          Sub-Account                      Sub-Account                     Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          LIT Aggressive                   LIT Comstock                   LIT Growth and
                                        Growth (Class II)                   (Class II)                   Income (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (394,031) $      (369,272) $    (1,500,077) $    (2,391,341) $    (1,155,764) $    (1,135,014)
Net realized gains (losses)         2,541,104          489,367       26,740,375       12,095,847       13,319,030        4,938,775
Change in unrealized gains
   (losses)                        (1,466,903)       1,834,989       19,295,277       (1,599,737)       9,201,401        6,088,763
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             680,170        1,955,084       44,535,575        8,104,769       21,364,667        9,892,524
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              345,396          909,403       27,115,674       66,544,104       16,086,756       29,556,707
Benefit payments                     (344,751)        (160,770)      (4,862,130)      (2,904,246)      (2,497,238)      (1,015,936)
Payments on termination            (1,366,846)      (1,160,316)     (23,354,908)     (14,538,226)     (10,001,941)      (5,066,716)
Contract maintenance charge           (63,662)         (63,783)        (753,914)        (472,563)        (551,548)        (414,634)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (857,518)         964,118       (3,039,368)      24,120,339          372,909        5,721,573
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,287,381)         488,652       (4,894,646)      72,749,408        3,408,938       28,780,994
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,607,211)       2,443,736       39,640,929       80,854,177       24,773,605       38,673,518

NET ASSETS AT BEGINNING OF
   PERIOD                          23,586,897       21,143,161      317,127,980      236,273,803      147,127,980      108,454,462
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,979,686  $    23,586,897  $   356,768,909  $   317,127,980  $   171,901,585  $   147,127,980
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,820,915        1,773,832       23,944,803       18,304,250        9,457,634        7,526,566
         Units issued                 377,364        1,204,947        5,170,352       14,315,172        2,327,230        4,622,612
         Units redeemed              (560,399)      (1,157,864)      (5,459,218)      (8,674,619)      (2,113,251)      (2,691,544)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,637,880        1,820,915       23,655,937       23,944,803        9,671,613        9,457,634
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Van Kampen                       Van Kampen
                                        Life Investment                 Life Investment
                                       Trust (Class II)                 Trust (Class II)
                                          Sub-Account                     Sub-Account
                              --------------------------------  --------------------------------

                                           LIT Money
                                       Market (Class II)              Strat Growth II (aj)
                              --------------------------------  --------------------------------

                                    2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       738,710  $       213,297  $    (1,168,398) $    (1,122,442)
Net realized gains (losses)                 -                -        1,365,382          728,461
Change in unrealized gains
   (losses)                                 -                -          189,436        4,192,013
                              ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             738,710          213,297          386,420        3,798,032
                              ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            4,654,118       11,222,329        3,714,332        6,584,735
Benefit payments                   (1,815,526)      (1,695,174)        (909,703)        (802,262)
Payments on termination            (3,440,735)      (1,113,475)      (4,613,808)      (4,020,716)
Contract maintenance charge          (110,273)         (80,109)        (140,111)        (125,239)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                654,091        4,165,000       (1,659,789)        (644,141)
                              ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (58,325)      12,498,571       (3,609,079)         992,377
                              ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             680,385       12,711,868       (3,222,659)       4,790,409

NET ASSETS AT BEGINNING OF
   PERIOD                          30,361,706       17,649,838       68,764,653       63,974,244
                              ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    31,042,091  $    30,361,706  $    65,541,994  $    68,764,653
                              ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,044,840        1,783,788        6,957,992        7,133,955
         Units issued               2,346,171        2,532,404        1,095,176        1,588,489
         Units redeemed            (2,356,179)      (1,271,352)      (1,581,368)      (1,764,452)
                              ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,034,832        3,044,840        6,471,800        6,957,992
                              ===============  ===============  ===============  ===============

(aj) Previously known as LIT Emerging Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life.

     Allstate Life issues the following variable annuity contracts through the
     Account: SelectDirections Variable Annuity, the Allstate Personal Retirement Manager, the Allstate Variable Annuity, the Morgan Stanley Variable Annuity II, the Morgan Stanley Variable Annuity II Asset Manager, Preferred Client Variable Annuity, the Morgan Stanley Variable Annuity 3, the Morgan Stanley Variable Annuity 3 AssetManager, the Allstate Advisor Variable Annuity, the Putnam Allstate Advisor Variable Annuity, AIM Lifetime PlusSM Variable Annuity, AIM Lifetime PlusSM II Variable Annuity, AIM Lifetime Enhanced ChoiceSM Variable Annuity, AIM Lifetime America Variable Annuity Series, the STI Classic Variable Annuity, the Allstate Provider Variable Annuity Series, the Allstate Provider, Scudder Horizon Advantage Variable Annuity, (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of the Allstate Advisor Variable Annuity, AIM Lifetime PlusSM Variable Annuity, and the AIM Lifetime PlusSM II Variable Annuity, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS           AIM VARIABLE INSURANCE FUNDS
        AIM V. I. Aggressive Growth            (CONTINUED)
           (Merged into AIM V. I.              AIM V. I. Mid Cap Core Equity
           Capital Appreciation on             AIM V. I. Money Market
           May 1, 2006)                        AIM V. I. Premier Equity
        AIM V. I. Basic Balanced                  (Merged into AIM V. I. Core
        AIM V. I. Basic Value                     Equity on May 1, 2006)
        AIM V. I. Blue Chip (Merged            AIM V. I. Technology
           into AIM V. I. Large Cap            AIM V. I. Utilities
           Growth on June 12, 2006)         AIM VARIABLE INSURANCE FUNDS SERIES
        AIM V. I. Capital Appreciation         II
        AIM V. I. Capital Development          AIM V. I. Aggressive Growth II
        AIM V. I. Core Equity                     (Merged into AIM V. I.
        AIM V. I. Demographic Trends              Capital Appreciation II on
           (Merged into AIM V. I.                 May 1, 2006)
           Capital Appreciation on             AIM V. I. Basic Balanced II
           November 3, 2006)                   AIM V. I. Basic Value II
        AIM V. I. Diversified Income           AIM V. I. Blue Chip II (Merged
        AIM V. I. Government                      into AIM V. I. Large Cap
           Securities                             Growth II on June 12, 2006)
        AIM V. I. Growth (Merged into          AIM V. I. Capital Appreciation
           AIM V. I. Capital                      II
           Appreciation on May 1,              AIM V. I. Capital Development
           2006)                                  II
        AIM V. I. High Yield                   AIM V. I. Core Equity II
        AIM V. I. International Growth         AIM V. I. Demographic Trends
        AIM V. I. Large Cap Growth                II (Merged into AIM V. I.
                                                  Capital Appreciation II on
                                                  November 3, 2006)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     AIM VARIABLE INSURANCE FUNDS SERIES    FIDELITY VARIABLE INSURANCE PRODUCTS
        II (CONTINUED)                         FUND (CONTINUED)
        AIM V. I. Diversified Income           VIP Contrafund
           II                                  VIP Equity-Income
        AIM V. I. Government                   VIP Growth
           Securities II                       VIP High Income
        AIM V. I. Growth II (Merged            VIP Index 500
           into AIM V. I. Capital              VIP Investment Grade Bond
           Appreciation II on May 1,           VIP Overseas
           2006)                            FIDELITY VARIABLE INSURANCE PRODUCTS
        AIM V. I. High Yield II                FUND (SERVICE CLASS 2)
        AIM V. I. International Growth         VIP Asset Manager Growth
           II                                     (Service Class 2)
        AIM V. I. Large Cap Growth II          VIP Contrafund (Service Class
        AIM V. I. Mid Cap Core Equity             2)
           II                                  VIP Equity-Income (Service
        AIM V. I. Money Market II                 Class 2)
        AIM V. I. Premier Equity II            VIP Freedom 2010 Portfolio
           (Merged into AIM Core                  (Service Class 2)
           Equity II on May 1, 2006)           VIP Freedom 2020 Portfolio
        AIM V. I. Technology II                   (Service Class 2)
        AIM V. I. Utilities II                 VIP Freedom 2030 Portfolio
     ALLIANCEBERNSTEIN VARIABLE PRODUCT           (Service Class 2)
        SERIES FUND                            VIP Freedom Growth Stock
        AllianceBernstein Growth                  Portfolio (Service Class 2)
        AllianceBernstein Growth &             VIP Freedom Income Portfolio
           Income                                 (Service Class 2)
        AllianceBernstein                      VIP Growth & Income (Service
           International Value                    Class 2)
        AllianceBernstein Large Cap            VIP Growth (Service Class 2)
           Growth                              VIP High Income (Service Class
        AllianceBernstein Small/Mid               2)
           Cap Value                           VIP Index 500 (Service
        AllianceBernstein Utility                 Class 2)
           Income                              VIP Investment Grade Bond
        AllianceBernstein Value                   (Service Class 2)
     AMERICAN CENTURY VARIABLE                    VIP Mid Cap (Service Class 2)
        PORTFOLIOS, INC.                          VIP Money Market (Service
        American Century VP Balanced              Class 2)
        American Century VP                    VIP Overseas (Service Class 2)
           International                    FRANKLIN TEMPLETON VARIABLE
     DREYFUS SOCIALLY RESPONSIBLE GROWTH       INSURANCE PRODUCTS TRUST
        FUND, INC.                             Franklin Flex Cap Growth
        Dreyfus Socially Responsible              Securities
           Growth Fund                         Franklin Growth and Income
     DREYFUS STOCK INDEX FUND                     Securities
        Dreyfus Stock Index Fund               Franklin High Income Sec 2
     DREYFUS VARIABLE INVESTMENT FUND             (Previously known as
        VIF Growth & Income                    Franklin High Income)
        VIF Money Market                       Franklin Income Securities
        VIF Small Company Stock                Franklin Large Cap Growth
     DWS VARIABLE SERIES I                        Securities
        DWS VIP Bond A (Previously             Franklin Small Cap Value
           known as Bond)                         Securities
        DWS VIP Capital Growth A               Franklin Small-Mid Cap Growth
           (Previously known as                   Securities Franklin U.S.
           Capital Growth)                        Government
        DWS VIP Global Opportunities           Mutual Discovery
           (Previously known as Global         Mutual Shares Securities
           Discovery)                          Templeton Developing Markets
        DWS VIP Growth and Income A               Securities
           (Previously known as Growth         Templeton Foreign Securities
           & Income)                           Templeton Global Income
        DWS VIP International                     Securities
        DWS VIP Money Market A                 Templeton Growth Securities
           (Previously known as Money       GOLDMAN SACHS VARIABLE INSURANCE
           Market. Merged into DWS VIP            TRUST
           Money Market A II on                VIT Capital Growth
           November 3, 2006)                   VIT Growth and Income
     DWS VARIABLE SERIES II                    VIT International Equity
        DWS VIP Balanced A (Previously         VIT Mid Cap Value
           known as Total Return)              VIT Structured Small Cap
        DWS VIP Money Market A II                 Equity Fund (Previously
        DWS VIP Small Cap Growth A                known as VIT CORE Small Cap
           (Previously known as Small             Equity)
           Cap Growth)                         VIT Structured U. S. Equity
     FEDERATED INSURANCE SERIES                   Fund (Previously known as
        Federated Prime Money Fund II          VIT CORE U.S. Equity)
     FIDELITY VARIABLE INSURANCE PRODUCTS
        FUND
        VIP Contrafund

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     JANUS ASPEN SERIES                     MORGAN STANLEY VARIABLE INVESTMENT
        Forty Portfolio                     SERIES (CLASS Y SHARES)
     JANUS ASPEN SERIES (SERVICE SHARES)       (CONTINUED)
        Foreign Stock (Service Shares)         Global Advantage (Class Y
        Worldwide Growth (Service                 Shares)
        Shares)*                               Global Dividend Growth (Class
     LAZARD RETIREMENT SERIES, INC.               Y Shares)
        Emerging Markets                       High Yield (Class Y Shares)
     LEGG MASON PARTNERS VARIABLE              Income Builder (Class Y
        PORTFOLIOS I, INC (PREVIOUSLY             Shares)
        KNOWN AS SALOMON BROTHERS              Information (Class Y Shares)
        VARIABLE SERIES FUNDS, INC.)              (Closed June 23, 2006)
        Legg Mason Variable All Cap            Limited Duration (Class Y
           Portfolio I (Previously                Shares)
           known as All Cap Fund)              Money Market (Class Y Shares)
        Legg Mason Variable Invest.               (Closed June 23, 2006)
           Portfolio I (Previously             Quality Income Plus (Class Y
           known as Investors)                    Shares)
     LORD ABBETT SERIES FUND                   S&P 500 Index (Class Y Shares)
        All Value                              Strategist (Class Y Shares)
        Bond-Debenture                         Utilities (Class Y Shares)
        Growth and Income                NEUBERGER & BERMAN ADVISORS
        Growth Opportunities                MANAGEMENT TRUST
        Mid-Cap Value                          AMT Guardian*
     MFS VARIABLE INSURANCE TRUST              AMT Mid-Cap Growth
        MFS Emerging Growth                    AMT Partners
        MFS High Income                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
        MFS Investors Trust                    Oppenheimer Balanced
        MFS New Discovery                      Oppenheimer Capital
        MFS Research                              Appreciation
        MFS Research Bond                      Oppenheimer Core Bond
        MFS Utilities                          Oppenheimer Global Securities
     MFS VARIABLE INSURANCE TRUST              Oppenheimer High Income
        (SERVICE CLASS)                        Oppenheimer Main Street
        MFS Emerging Growth (Service           Oppenheimer Main Street Small
           Class)                                 Cap Growth
        MFS Investors Trust (Service           Oppenheimer MidCap Fund
           Class)                                 (Previously known as
        MFS New Discovery (Service             Oppenheimer Aggressive
           Class)                                 Growth)
        MFS Research (Service Class)           Oppenheimer Strategic Bond
        MFS Utilities (Service Class)    OPPENHEIMER VARIABLE ACCOUNT FUNDS
     MORGAN STANLEY VARIABLE INVESTMENT        (SERVICE CLASS ("SC"))
        SERIES                                 Oppenheimer Balanced (SC)
        Aggressive Equity                      Oppenheimer Capital
        Dividend Growth                           Appreciation (SC)
        Equity                                 Oppenheimer Core Bond (SC)
        European Growth                        Oppenheimer Global Securities
        Global Advantage                          (SC)
        Global Dividend Growth                 Oppenheimer High Income (SC)
        High Yield                             Oppenheimer Main Street (SC)
        Income Builder (Closed on June         Oppenheimer Main Street
           23, 2006)                              Small Cap Growth (SC)
        Information                            Oppenheimer MidCap Fund
        Limited Duration                          (Service Shares)
        Money Market                              (Previously known as
        Quality Income Plus                    Oppenheimer Aggressive
        S&P 500 Index                             Growth (SC))
        Strategist                             Oppenheimer Strategic Bond
        Utilities                                 (SC)
     MORGAN STANLEY VARIABLE INVESTMENT     PIMCO ADVISORS VARIABLE INSURANCE
        SERIES (CLASS Y SHARES)                TRUST
        Aggressive Equity (Class Y             OpCap Balanced
           Shares)                             OpCap Small Cap
        Dividend Growth (Class Y               PEA Science and Technology
           Shares)                                (Closed May 1, 2005)
        Equity (Class Y Shares)             PIMCO VARIABLE INSURANCE TRUST
        European Growth (Class Y               Foreign Bond
           Shares)                             Money Market
                                               PIMCO Total Return
                                               PIMCO VIT Commodity Real
                                                  Return Strategy

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO VARIABLE INSURANCE TRUST         STI CLASSIC VARIABLE TRUST
        (CONTINUED)                            (CONTINUED)
        PIMCO VIT Emerging Markets             STI Investment Grade Bond
           Bond                                STI Large Cap Relative Value
           (Admin Shares)                      STI Large Cap Value Equity
        PIMCO VIT Real Return (Advisor         STI Mid-Cap Equity
           Shares)                             STI Small Cap Value Equity
        PIMCO VIT Total Return           THE UNIVERSAL INSTITUTIONAL FUNDS,
           (Advisor Shares)                 INC.
     PUTNAM VARIABLE TRUST                     Van Kampen UIF Emerging
        VT American Government Income          Markets Equity
        VT Capital Appreciation                Van Kampen UIF Equity Growth
        VT Capital Opportunities               Van Kampen UIF Fixed Income
        VT Discovery Growth                    Van Kampen UIF Global Value
        VT Diversified Income                     Equity
        VT Equity Income                       Van Kampen UIF High Yield
        VT The George Putnam Fund of           Van Kampen UIF International
           Boston                                 Magnum
        VT Global Asset Allocation             Van Kampen UIF Mid Cap Growth
        VT Global Equity                       Van Kampen UIF U.S. Mid Cap
        VT Growth and Income                      Value
        VT Growth Opportunities                Van Kampen UIF U.S. Real
        VT Health Sciences                        Estate
        VT High Yield                          Van Kampen UIF Value
        VT Income                        THE UNIVERSAL INSTITUTIONAL FUNDS,
        VT International Equity                INC. (CLASS II)
        VT International Growth and            Van Kampen UIF Emerging
           Income                                 Markets Debt (Class II)
        VT International New                   Van Kampen UIF Emerging
           Opportunities                          Markets Equity (Class II)
        VT Investors                           Van Kampen UIF Equity and
        VT Mid Cap Value                          Income (Class II)
        VT Money Market                        Van Kampen UIF Equity Growth
        VT New Opportunities                      (Class II)
        VT New Value                           Van Kampen UIF Global
        VT OTC & Emerging Growth                  Franchise (Class II)
        VT Research                            Van Kampen UIF Int'l Growth
        VT Small Cap Value                        Equity (Class II)
        VT Utilities Growth and Income         Van Kampen UIF Mid Cap Growth
        VT Vista                                  (Class II)
        VT Voyager                             Van Kampen UIF Small Company
     RYDEX VARIABLE TRUST                         Growth (Class II)
        Rydex OTC                              Van Kampen UIF U.S. Mid Cap
     SCUDDER VARIABLE SERIES I                    Value (Class II)
        21st Century Growth (Merged            Van Kampen UIF U.S. Real
           into Small Cap Growth                 Estate (Class II)
           Sub-Account on April 29,      VAN KAMPEN LIFE INVESTMENT TRUST
           2005)                               LIT Comstock
        Balanced (Merged into Total            LIT Government
           Return on April 29, 2005)           LIT Money Market
     SCUDDER VARIABLE SERIES II                Strat Growth I (Previously
        Growth (Merged into Capital               known as LIT Emerging
           Growth on April 29, 2005)              Growth)
     STI CLASSIC VARIABLE TRUST             VAN KAMPEN LIFE INVESTMENT TRUST
        STI Capital Appreciation            (CLASS II)
        STI International Equity            LIT Aggressive Growth (Class
                                                  II)
                                               LIT Comstock (Class II)
                                               LIT Growth and Income (Class
                                                  II)
                                               LIT Money Market (Class II)
                                               Strat Growth II (Previously
                                                  known as LIT Emerging
                                                  Growth (Class II))

*Fund was available, but had no assets at December 31, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

     PENDING ACCOUNTING STANDARD - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157") which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Account's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Account's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the financial statements of the Account.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate Life deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2006 were as follows:

                                                                     Purchases
                                                                 ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth (a)                            $       352,607
      AIM V. I. Basic Balanced                                         3,216,371
      AIM V. I. Basic Value                                            3,987,183
      AIM V. I. Blue Chip (b)                                            351,875
      AIM V. I. Capital Appreciation (a) (c) (d)                     115,838,482
      AIM V. I. Capital Development                                    3,203,052
      AIM V. I. Core Equity (e)                                      147,907,154
      AIM V. I. Demographic Trends (c)                                 1,075,898
      AIM V. I. Diversified Income                                     3,050,705
      AIM V. I. Government Securities                                  2,052,657
      AIM V. I. Growth (d)                                               559,192
      AIM V. I. High Yield                                             2,368,069
      AIM V. I. International Growth                                   9,293,066
      AIM V. I. Large Cap Growth (b) (f)                              18,884,651
      AIM V. I. Mid Cap Core Equity                                    7,719,779
      AIM V. I. Money Market                                          18,755,387
      AIM V. I. Premier Equity (e)                                     2,431,105
      AIM V. I. Technology                                             1,075,119
      AIM V. I. Utilities                                              2,488,561

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
      AIM V. I. Aggressive Growth II (g)                                   5,510
      AIM V. I. Basic Balanced II                                        122,933
      AIM V. I. Basic Value II                                         1,363,366
      AIM V. I. Blue Chip II (h)                                           1,978
      AIM V. I. Capital Appreciation II (g) (i) (j)                    1,451,906
      AIM V. I. Capital Development II                                   160,366
      AIM V. I. Core Equity II (k)                                     5,095,304
      AIM V. I. Demographic Trends II (i)                                 37,875
      AIM V. I. Diversified Income II                                     97,814

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(f) For the period beginning June 12, 2006 and ended December 31, 2006
(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the AIM Variable Insurance Funds
   Series II Sub-Accounts (continued):
      AIM V. I. Government Securities II                         $        77,077
      AIM V. I. Growth II (j)                                              8,143
      AIM V. I. High Yield II                                             71,784
      AIM V. I. International Growth II                                  491,507
      AIM V. I. Large Cap Growth II (f) (h)                              969,777
      AIM V. I. Mid Cap Core Equity II                                   921,393
      AIM V. I. Money Market II                                          813,422
      AIM V. I. Premier Equity II (k)                                     51,755
      AIM V. I. Technology II                                             11,005
      AIM V. I. Utilities II                                             254,410

Investments in the AllianceBernstein Variable Product
   Series Fund Sub-Accounts:
      AllianceBernstein Growth                                         9,420,658
      AllianceBernstein Growth & Income                               20,987,643
      AllianceBernstein International Value                           23,622,417
      AllianceBernstein Large Cap Growth                               8,596,917
      AllianceBernstein Small/Mid Cap Value                           10,506,736
      AllianceBernstein Utility Income                                 2,730,063
      AllianceBernstein Value                                          3,420,034

Investments in the American Century Variable Portfolios,
   Inc Sub-Accounts:
      American Century VP Balanced                                        11,707
      American Century VP International                                      442

Investments in the Dreyfus Socially Responsible Growth
   Fund, Inc. Sub-Accounts:
      Dreyfus Socially Responsible Growth Fund                               237

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
      Dreyfus Stock Index Fund                                            42,785

Investments in the Dreyfus Variable Investment Fund
   Sub-Accounts:
      VIF Growth & Income                                                 27,412
      VIF Money Market                                                   164,012
      VIF Small Company Stock                                             17,806

(f) For the period beginning June 12, 2006 and ended December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the DWS Variable Series I Sub-Accounts:(l)
      DWS VIP Bond A (m)                                         $        63,909
      DWS VIP Capital Growth A (n)                                        45,558
      DWS VIP Global Opportunities (p)                                   387,578
      DWS VIP Growth and Income A (q)                                    348,074
      DWS VIP International (r)                                          109,655
      DWS VIP Money Market A (s) (t)                                     854,435

Investments in the DWS Variable Series II Sub-Accounts: (o)
      DWS VIP Balanced A (u)                                             251,199
      DWS VIP Money Market A II (t) (v)                                1,299,862
      DWS VIP Small Cap Growth A (w)                                     192,112

Investments in the Federated Insurance Series Sub-Account:
      Federated Prime Money Fund II                                    3,887,205

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Contrafund                                                   2,686,890
      VIP Equity-Income                                                  983,272
      VIP Growth                                                         364,527
      VIP High Income                                                    360,399
      VIP Index 500                                                      617,782
      VIP Investment Grade Bond                                          318,564
      VIP Overseas                                                       592,789

Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts:
      VIP Asset Manager Growth (Service Class 2)                          21,232
      VIP Contrafund (Service Class 2)                                57,166,254
      VIP Equity-Income (Service Class 2)                                660,475

(l) Previously known as Scudder Variable Series I
(m) Previously known as Bond
(n) Previously known as Capital Growth
(o) Previously known as Scudder Variable Series II
(p) Previously known as Global Discovery
(q) Previously known as Growth & Income
(r) Previously known as International
(s) Previously known as Money Market
(t) On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u) Previously known as Total Return
(v) For the period beginning November 3, 2006, and ended December 31, 2006
(w) Previously known as Small Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts (continued):
      VIP Freedom 2010 Portfolio (Service Class 2) (x)           $     3,389,588
      VIP Freedom 2020 Portfolio (Service Class 2) (x)                 2,130,266
      VIP Freedom 2030 Portfolio (Service Class 2) (x)                 1,365,706
      VIP Freedom Growth Stock Portfolio (Service Class 2) (x)           480,733
      VIP Freedom Income Portfolio (Service Class 2) (x)                 749,917
      VIP Growth & Income (Service Class 2)                            8,420,769
      VIP Growth (Service Class 2)                                        14,413
      VIP High Income (Service Class 2)                                5,648,675
      VIP Index 500 (Service Class 2)                                  1,996,491
      VIP Investment Grade Bond (Service Class 2)                            944
      VIP Mid Cap (Service Class 2)                                   15,741,896
      VIP Money Market (Service Class 2) (x)                          12,778,218
      VIP Overseas (Service Class 2)                                      54,453

Investments in the Franklin Templeton Variable Insurance
   Products Trust Sub-Accounts:
      Franklin Flex Cap Growth Securities                              3,436,656
      Franklin Growth and Income Securities                           15,773,845
      Franklin High Income Sec 2 (y)                                   3,370,075
      Franklin Income Securities                                     126,863,468
      Franklin Large Cap Growth Securities                            34,852,726
      Franklin Small Cap Value Securities                             24,717,901
      Franklin Small Mid-Cap Growth Securities                           225,686
      Franklin U.S. Government                                         8,476,264
      Mutual Discovery                                                15,495,628
      Mutual Shares Securities                                        73,251,952
      Templeton Developing Markets Securities                         12,018,145
      Templeton Foreign Securities                                    75,166,941
      Templeton Global Income Securities                                 458,387
      Templeton Growth Securities                                        636,321

(x) For the period beginning May 1, 2006 and ended December 31, 2006
(y) Previously known as Franklin High Income

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 --------------

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
      VIT Capital Growth                                         $            66
      VIT Growth and Income                                            4,659,749
      VIT International Equity                                                97
      VIT Mid Cap Value                                                3,999,394
      VIT Structured Small Cap Equity Fund (z)                        11,573,259
      VIT Structured U.S. Equity Fund (aa)                             7,271,122

Investments in the Janus Aspen Series Sub-Account:
      Forty Portfolio                                                        136

Investments in the Janus Aspen Series (Service Shares)
   Sub-Account:
      Foreign Stock (Service Shares)                                       1,939

Investments in the Lazard Retirement Series, Inc. Sub-Account:
      Emerging Markets                                                     1,715

Investments in the Legg Mason Partners Variable Portfolios
   I, Inc Sub-Accounts: (ab)
      Legg Mason Variable All Cap Portfolio I (ac)                           417
      Legg Mason Variable Investors Portfolio I (ad)                         428

Investments in the Lord Abbett Series Fund Sub-Accounts:
      All Value                                                        8,211,711
      Bond-Debenture                                                  19,432,614
      Growth and Income                                               21,325,070
      Growth Opportunities                                             8,765,215
      Mid-Cap Value                                                   25,249,664

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth                                                 54,963
      MFS High Income                                                    115,359

(z)  Previously known as VIT CORE Small Cap Equity
(aa) Previously known as VIT CORE U.S. Equity
(ab) Previously known as Salomon Brothers Variable Series Funds Inc.
(ac) Previously known as All Cap
(ad) Previously known as Investors

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the MFS Variable Insurance Trust Sub-Accounts
   (continued):
      MFS Investors Trust                                        $        97,140
      MFS New Discovery                                                  307,098
      MFS Research                                                        17,985
      MFS Research Bond                                                  174,191
      MFS Utilities                                                      162,523

Investments in the MFS Variable Insurance Trust (Service
   Class) Sub-Accounts:
      MFS Emerging Growth (Service Class)                                 17,998
      MFS Investors Trust (Service Class)                                 10,545
      MFS New Discovery (Service Class)                                   40,268
      MFS Research (Service Class)                                         9,656
      MFS Utilities (Service Class)                                      120,452

Investments in the Morgan Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity                                                2,700,933
      Dividend Growth                                                  8,319,766
      Equity                                                           2,131,485
      European Growth                                                  4,169,779
      Global Advantage                                                   758,081
      Global Dividend Growth                                           7,662,525
      High Yield                                                       2,667,739
      Income Builder                                                   3,010,506
      Information (ae)                                                   176,054
      Limited Duration                                                 5,401,761
      Money Market                                                    76,502,465
      Quality Income Plus                                             12,686,397
      S&P 500 Index                                                    3,274,124
      Strategist                                                      29,175,370
      Utilities                                                        4,305,814

Investments in the Morgan Stanley Variable Investment
   Series (Class Y Shares) Sub-Accounts:
      Aggressive Equity (Class Y Shares)                               4,616,551
      Dividend Growth (Class Y Shares)                                 5,028,158
      Equity (Class Y Shares)                                          8,076,771
      European Growth (Class Y Shares)                                 3,043,855

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Morgan Stanley Variable
   Investment Series (Class Y Shares) Sub-Accounts (continued):
      Global Advantage (Class Y Shares)                          $       490,267
      Global Dividend Growth (Class Y Shares)                          6,741,526
      High Yield (Class Y Shares)                                      2,679,738
      Income Builder (Class Y Shares)                                  3,566,807
      Information (Class Y Shares) (ae)                                  270,816
      Limited Duration (Class Y Shares)                               14,159,155
      Money Market (Class Y Shares) (ae)                              62,060,875
      Quality Income Plus (Class Y Shares)                            38,956,683
      S&P 500 Index (Class Y Shares)                                  14,313,537
      Strategist (Class Y Shares)                                     16,435,589
      Utilities (Class Y Shares)                                       1,599,965

Investments in the Neuberger & Berman Advisors Management
   Trust Sub-Account:
      AMT Partners                                                        16,395

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced                                             1,093,315
      Oppenheimer Capital Appreciation                                   525,958
      Oppenheimer Core Bond                                              297,841
      Oppenheimer Global Securities                                    1,598,963
      Oppenheimer High Income                                            197,783
      Oppenheimer Main Street                                            315,274
      Oppenheimer Main Street Small Cap Growth                           606,540
      Oppenheimer MidCap Fund (af)                                        90,466
      Oppenheimer Strategic Bond                                         745,607

Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
      Oppenheimer Balanced (SC)                                        7,421,880
      Oppenheimer Capital Appreciation (SC)                           18,099,421
      Oppenheimer Core Bond (SC)                                      28,215,922
      Oppenheimer Global Securities (SC)                              13,127,230
      Oppenheimer High Income (SC)                                     8,645,384

(ae) For the period beginning January 1, 2006, and ended June 23, 2006
(af) Previously known as Oppenheimer Aggressive Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Oppenheimer Variable Account
   Funds (Service Class ("SC")) Sub-Accounts (continued):
      Oppenheimer Main Street (SC)                               $    29,863,629
      Oppenheimer Main Street Small Cap Growth (SC)                   15,280,323
      Oppenheimer MidCap Fund (SC) (ag)                                6,035,413
      Oppenheimer Strategic Bond (SC)                                 30,359,954

Investments in the PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      OpCap Balanced                                                         344
      OpCap Small Cap                                                        107

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                           304
      Money Market                                                           436
      PIMCO Total Return                                                   3,563
      PIMCO VIT Commodity Real Return Strategy (x)                     2,228,161
      PIMCO VIT Emerging Markets Bond (Admin Shares) (x)                 475,218
      PIMCO VIT Real Return (Advisor Shares) (x)                       2,052,147
      PIMCO VIT Total Return (Advisor Shares) (x)                     12,365,026

Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income                                    5,893,518
      VT Capital Appreciation                                          3,109,858
      VT Capital Opportunities                                         4,916,807
      VT Discovery Growth                                                808,044
      VT Diversified Income                                           12,227,387
      VT Equity Income                                                 9,826,224
      VT The George Putnam Fund of Boston                             29,270,991
      VT Global Asset Allocation                                      16,598,839
      VT Global Equity                                                 3,512,047
      VT Growth and Income                                            32,456,219
      VT Growth Opportunities                                            960,048
      VT Health Sciences                                               2,382,501
      VT High Yield                                                   19,275,035
      VT Income                                                       42,639,352
      VT International Equity                                         44,047,704
      VT International Growth and Income                              11,204,069

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ag) Previously known as Oppenheimer Aggressive Growth (SC)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Putnam Variable Trust Sub-Accounts
   (continued):
      VT International New Opportunities                         $     7,709,945
      VT Investors                                                    12,824,810
      VT Mid Cap Value                                                 7,180,393
      VT Money Market                                                131,538,098
      VT New Opportunities                                             2,090,596
      VT New Value                                                    44,576,258
      VT OTC & Emerging Growth                                           976,071
      VT Research                                                      2,452,866
      VT Small Cap Value                                              25,206,511
      VT Utilities Growth and Income                                   4,187,734
      VT Vista                                                         4,310,746
      VT Voyager                                                      11,966,912

Investments in the Rydex Variable Trust Sub-Account:
      Rydex OTC                                                            1,199

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                         1,696,116
      STI International Equity                                           316,510
      STI Investment Grade Bond                                          957,466
      STI Large Cap Relative Value                                       654,194
      STI Large Cap Value Equity                                         746,033
      STI Mid-Cap Equity                                               1,045,983
      STI Small Cap Value Equity                                       4,070,025

Investments in The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Emerging Markets Equity                          13,078,619
      Van Kampen UIF Equity Growth                                     6,517,577
      Van Kampen UIF Fixed Income                                        166,649
      Van Kampen UIF Global Value Equity                                   2,763
      Van Kampen UIF High Yield                                            9,362
      Van Kampen UIF International Magnum                             10,142,528
      Van Kampen UIF Mid Cap Growth                                   10,704,297
      Van Kampen UIF U.S. Mid Cap Value                               25,629,115
      Van Kampen UIF U.S. Real Estate                                 12,015,718
      Van Kampen UIF Value                                                46,099

Investments in The Universal Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Emerging Markets Debt (Class II)                  9,499,756

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the The Universal Institutional
   Funds, Inc. (Class II) Sub-Accounts (continued):
      Van Kampen UIF Emerging Markets Equity (Class II)          $     9,618,478
      Van Kampen UIF Equity and Income (Class II)                     36,027,445
      Van Kampen UIF Equity Growth (Class II)                          3,212,490
      Van Kampen UIF Global Franchise (Class II)                      37,449,086
      Van Kampen UIF Int'l Growth Equity (Class II)                    3,764,114
      Van Kampen UIF Mid Cap Growth (Class II) (x)                    20,450,417
      Van Kampen UIF Small Company Growth (Class II) (ah)              5,881,848
      Van Kampen UIF U.S. Mid Cap Value (Class II)                    25,958,422
      Van Kampen UIF U.S. Real Estate (Class II)                      26,633,873

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Comstock                                                    16,871,372
      LIT Government                                                     697,814
      LIT Money Market                                                 2,014,079
      Strat Growth I (ai)                                              1,554,037

Investments in the Van Kampen Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth (Class II)                                 4,903,723
      LIT Comstock (Class II)                                         62,971,144
      LIT Growth and Income (Class II)                                36,680,833
      LIT Money Market (Class II)                                     16,333,519
      Strat Growth II (aj)                                             8,027,863
                                                                 ---------------
                                                                 $ 2,501,661,561
                                                                 ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006
(ai) Previously known as LIT Emerging Growth
(aj) Previously known as LIT Emerging Growth (Class II)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return are presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth
            2006 (a)                -  $   N/A  -  $   N/A  $        -           0.00%   0.00%  -    0.00%    N/A%  -     N/A%
            2005                2,454     9.23  -    12.43      26,951           0.00    1.10   -    1.85    3.79   -    4.59
            2004                2,810     8.89  -     9.06      29,360           0.00    1.35   -    1.85    9.74   -   10.29
            2003                3,183     8.11  -     8.22      30,014           0.00    1.35   -    1.85   24.33   -   24.97
            2002                3,586     6.52  -     6.57      27,034           0.00    1.35   -    1.85  -24.10   -  -23.71
      AIM V. I. Basic
         Balanced
            2006                4,171    10.00  -    12.65      49,293           1.80    1.10   -    1.85    8.51   -    9.35
            2005                5,030     9.21  -    11.57      54,653           1.36    1.10   -    1.85    3.35   -    4.14
            2004                5,868     8.91  -    10.52      61,381           1.36    1.15   -    1.85    5.53   -    6.29
            2003                6,229     8.45  -     9.90      61,441           1.93    1.15   -    1.85   14.21   -   15.03
            2002                6,588     7.40  -     8.61      56,747           2.53    1.15   -    1.85  -18.63   -  -18.05
      AIM V. I. Basic Value
            2006                2,172    14.22  -    14.68      31,399           0.37    1.10   -    1.70   11.30   -   11.97
            2005                2,572    12.78  -    13.11      33,202           0.09    1.10   -    1.70    3.96   -    4.58
            2004 (aq)           2,711    10.80  -    10.80      33,661           0.00    1.50   -    1.50    8.03   -    8.03
            2003                2,385    11.26  -    11.41      27,024           0.04    1.10   -    1.70   31.38   -   32.17
            2002                1,908     8.57  -     8.63      16,403           0.00    1.10   -    1.70  -23.46   -  -23.00
       AIM V. I. Blue Chip
            2006 (b)                -      N/A  -      N/A           -           0.24    1.70   -    1.70     N/A   -     N/A
            2005                3,256     6.31  -     6.50      20,821           0.54    1.10   -    1.70    1.76   -    2.37
            2004                3,828     6.20  -     6.35      23,985           0.10    1.10   -    1.70    2.91   -    3.53
            2003                4,128     6.03  -     6.13      25,059           0.00    1.10   -    1.70   23.04   -   23.78
            2002                3,992     4.90  -     4.95      19,643           0.00    1.10   -    1.70  -27.41   -  -26.97
      AIM V. I. Capital Appreciation
            2006 (a) (c) (d)   18,508     8.01  -    11.78     195,354           0.07    0.70   -    2.30    3.89   -    5.56
            2005               11,585     7.59  -    11.34     116,355           0.06    0.70   -    2.30    6.34   -    8.08
            2004               13,758     7.02  -    10.66     130,812           0.00    0.70   -    2.30    4.17   -    5.88
            2003               15,663     6.63  -    10.23     144,505           0.00    0.70   -    2.30   26.54   -   28.62
            2002               16,790     5.15  -     8.09     135,169           0.00    0.70   -    2.30  -24.88   -  -19.13

(a)  On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b)  On June 12, 2006, AIM V. I. Blue Chip Growth merged into AIM V. I. Large Cap Growth
(c)  On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(d)  On May 1, 2006, AIM V.I. Growth merged into AIM V.I. Capital Appreciation
(aq) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value


ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance
   Funds Sub-Accounts
   (continued):
      AIM V. I. Capital Development
            2006               1,448   $ 13.09  -  $ 18.48  $   24,596           0.00%   1.10%  -    1.70%  14.56%  -   15.25%
            2005               1,693     11.42  -    16.04      25,091           0.00    1.10   -    1.70    7.76   -    8.41
            2004               1,701     10.60  -    14.79      23,186           0.00    1.10   -    1.70   13.55   -   14.24
            2003               1,672      9.34  -    12.95      19,887           0.00    1.10   -    1.70   33.08   -   33.88
            2002               1,636      7.02  -     9.67      14,596           0.00    1.10   -    1.70  -22.68   -  -22.22
      AIM V. I. Core Equity
            2006 (e)          17,451     10.76  -    10.86     232,391           0.74    0.70   -    2.20    7.56   -    8.65
            2005               8,733      9.47  -    11.54     106,417           1.40    1.10   -    1.85    3.37   -    4.16
            2004              10,304      8.59  -     8.77     122,558           0.96    1.25   -    1.65    7.19   -    7.62
            2003              11,986      8.01  -     8.15     133,799           0.99    1.25   -    1.65   22.39   -   22.88
            2002              13,618      6.54  -     6.63     124,901           0.35    1.25   -    1.65  -16.97   -  -16.63
      AIM V. I. Demographic
         Trends
            2006 (c)               -       N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005               1,839      5.47  -     5.56       9,996           0.00    1.10   -    1.70    4.42   -    5.05
            2004               2,399     12.01  -    12.01      12,449           0.00    1.50   -    1.50    6.63   -    6.63
            2003               2,638     11.27  -    11.27      12,838           0.00    1.50   -    1.50   35.41   -   35.41
            2002               2,600      8.32  -     8.32       9,329           0.00    1.50   -    1.50  -33.22   -  -33.22
      AIM V. I. Diversified
         Income
            2006               1,872     11.60  -    11.67      22,591           5.61    1.10   -    1.85    2.55   -    3.34
            2005               2,286     11.30  -    11.31      26,844           5.89    1.10   -    1.85    1.00   -    1.78
            2004               2,591     11.38  -    11.51      30,207           5.86    1.25   -    1.45    3.52   -    3.73
            2003               2,854     11.00  -    11.09      32,380           7.09    1.25   -    1.45    7.67   -    7.88
            2002               2,990     10.21  -    10.28      31,766           9.05    1.25   -    1.45    0.83   -    1.03
      AIM V. I. Global Utilities
            2004 (ar)              -       N/A  -      N/A           -           6.79    1.35   -    1.37     N/A   -     N/A
            2003               1,175      8.35  -     8.92      10,363           3.78    1.35   -    1.37   17.42   -   17.44
            2002               1,350      7.11  -     7.59      10,289           2.97    1.35   -    1.37  -26.55   -  -26.53
      AIM V. I. Government
         Securities
            2006               1,951     12.27  -    13.19      25,477           3.52    1.10   -    1.70    1.81   -    2.42
            2005               2,587     12.05  -    12.88      33,125           2.90    1.10   -    1.70   -0.05   -    0.55
            2004               3,234     11.81  -    12.39      41,389           3.54    1.15   -    1.65    0.89   -    1.39
            2003               4,156     11.70  -    12.22      52,569           2.41    1.15   -    1.65   -0.58   -   -0.09
            2002               5,485     11.77  -    12.23      69,826           2.36    1.15   -    1.65    8.34   -   17.73

(c)  On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(e)  On May 1, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity
(ar) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I. Utilities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Growth
            2006 (d)                -  $   N/A  -    $ N/A      $    -           0.00%   1.10%  -    1.37%    N/A%  -     N/A%
            2005               10,078     5.53  -     8.50      74,629           0.00    0.70   -    2.20    5.15   -    6.73
            2004               11,996     5.19  -     8.08      84,294           0.00    0.70   -    2.20    5.87   -    7.47
            2003               13,667     4.83  -     7.63      91,409           0.00    0.70   -    2.20   28.39   -   30.32
            2002               14,025     3.70  -     5.94      76,215           0.00    0.70   -    2.20  -32.48   -  -31.45
      AIM V. I. High Yield
            2006                1,225    10.81  -    13.08      13,245           7.66    1.10   -    1.85    8.69   -    9.53
            2005                1,578     9.87  -    12.03      15,601           8.13    1.10   -    1.85    0.82   -    1.60
            2004                1,993    10.98  -    11.94      19,434           2.86    1.15   -    1.85    9.19   -    9.98
            2003                2,276     9.99  -    10.93      20,211           7.73    1.15   -    1.85   25.67   -   26.58
            2002                2,040     7.89  -     8.70      14,346           0.00    1.15   -    1.85   -7.58   -   -6.91
      AIM V. I. International
           Growth
            2006                3,717    15.76  -    15.78      62,827           1.01    1.10   -    1.85   25.87   -   26.83
            2005                3,971    12.44  -    12.52      53,896           0.66    1.10   -    1.85   16.64   -   25.24
            2004                3,969    10.37  -    10.60      47,559           0.64    1.25   -    1.65   21.98   -   22.47
            2003                4,237     8.50  -     8.65      42,319           0.52    1.25   -    1.65   26.95   -   27.46
            2002                4,867     6.70  -     6.79      38,977           0.64    1.25   -    1.65  -17.06   -  -16.72
      AIM V. I. Large Cap
         Growth
            2006 (b) (f)        1,721    11.07  -    11.11      19,086           0.33    1.10   -    1.70   10.69   -   11.06
      AIM V. I. Mid Cap
         Core Equity
            2006                1,898    12.35  -    16.59      28,749           0.91    1.10   -    2.20    8.83   -   10.03
            2005                2,172    11.35  -    15.08      30,351           0.55    1.10   -    2.20    5.29   -    6.44
            2004                1,876    10.78  -    10.84      25,617           0.40    1.28   -    2.20    7.76   -    8.43
            2003                1,375    12.42  -    12.58      17,193           0.00    1.10   -    1.70   25.17   -   25.92
            2002                1,065     9.92  -     9.99      10,608           0.00    1.10   -    1.70  -12.60   -  -12.07
      AIM V. I. Money Market
            2006                1,821    10.51  -    11.77      21,080           4.26    1.10   -    1.70    2.52   -    3.14
            2005                1,793    10.25  -    11.42      20,186           2.40    1.10   -    1.70    0.79   -    1.40
            2004                2,239    10.17  -    11.26      25,037           0.63    1.10   -    1.70   -1.01   -   -0.41
            2003                3,415    10.27  -    11.30      38,378           0.60    1.10   -    1.70   -1.12   -   -0.52
            2002                5,698    10.39  -    11.36      64,346           1.16    1.10   -    1.70   -0.52   -    0.08

(b) On June 12, 2006, AIM V.I. Blue Chip Growth merged into AIM V.I. Large Cap Growth
(d) On May 1, 2006, AIM V.I. Growth merged into AIM V.I. Capital Appreciation
(f) For the period beginning June 12, 2006, and ended December 31, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                        For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. New
         Technology
            2004 (ar)               -  $   N/A  -  $   N/A  $        -           0.00%   1.10%  -    1.70%    N/A%  -     N/A%
            2003                1,274     2.93  -     8.61       7,994           0.00    1.10   -    1.70   49.82   -   50.72
            2002                1,370     1.95  -     5.71       5,420           0.00    1.10   -    1.70  -46.06   -  -45.73
      AIM V. I. Premier Equity
            2006 (e)                -      N/A  -      N/A           -           1.02    1.30   -    1.95     N/A   -     N/A
            2005               15,763     7.16  -     8.34     145,943           0.77    0.70   -    2.20    3.36   -    4.92
            2004               19,269     6.82  -    10.04     172,357           0.43    0.70   -    2.20    3.45   -    5.03
            2003               23,027     6.49  -     7.80     199,189           0.29    0.70   -    2.20   22.36   -   24.21
            2002               26,097     5.23  -     6.37     185,363           0.39    0.70   -    2.20  -31.78   -  -30.75
      AIM V. I. Technology
            2006                  453    12.08  -    12.28       5,519           0.00    1.10   -    1.70    8.62   -    9.28
            2005                  536    11.12  -    11.23       5,997           0.00    1.10   -    1.70    0.47   -    1.06
            2004 (ar) (as)        657    11.07  -    11.12       7,295           0.00    1.10   -    1.70   10.71   -   11.17
      AIM V. I. Utilities
            2006                  842    17.30  -    17.58      14,683           3.26    1.10   -    1.70   23.35   -   24.09
            2005                  999    14.02  -    14.17      14,081           2.50    1.10   -    1.70   14.87   -   15.56
            2004 (aq) (as)        948    12.24  -    12.24      11,603           0.00    1.35   -    1.37   22.36   -   22.38

Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts:
      AIM V. I. Aggressive
         Growth II
            2006 (g)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                   56    11.19  -    11.51         633           0.00    1.30   -    2.00    3.44   -    4.18
            2004                   54    10.82  -    11.05         594           0.00    1.30   -    2.00    9.24   -   10.02
            2003                   55     9.90  -    10.04         549           0.00    1.30   -    2.00   23.82   -   24.71
            2002 (ar)              31     8.00  -     8.05         253           0.00    1.30   -    2.00  -20.01   -  -19.50

(e)  On May 1, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity
(g)  On May 1, 2006, AIM V.I. Aggressive Growth II merged into AIM V.I. Capital Appreciation II
(aq) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I. Utilities
(ar) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(as) For the period beginning April 30, 2004 and ended December 31, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                        For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Basic
         Balanced II
            2006                  173  $ 10.90  -  $ 11.34  $    1,938           1.59%   1.30%  -    2.10%   7.98%  -    8.84%
            2005                  204    10.10  -    10.42       2,103           1.22    1.30   -    2.10    2.84   -    3.65
            2004                  218     9.82  -    10.05       2,174           1.46    1.30   -    2.10    4.99   -    5.85
            2003                  183     9.35  -     9.50       1,730           2.99    1.30   -    2.10   -6.50   -   14.64
            2002 (at)              41     8.23  -     8.29         338           5.20    1.30   -    2.00  -17.69   -  -17.14
      AIM V. I. Basic
         Value II
            2006                1,431    15.63  -    16.40      22,198           0.12    1.29   -    2.59   10.02   -   11.49
            2005                1,573    14.20  -    14.71      21,968           0.00    1.29   -    2.59    2.71   -    4.07
            2004                1,550    13.83  -    14.14      20,868           0.00    1.29   -    2.59    7.97   -    9.41
            2003                  825    12.81  -    12.92       9,910           0.00    1.29   -    2.59   28.08   -   29.22
            2002 (at)             113     7.61  -     7.66         864           0.00    1.30   -    2.00  -23.90   -  -23.35
      AIM V. I. Blue Chip II
            2006 (h)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                  106     9.67  -     9.98       1,044           0.33    1.30   -    2.10    1.14   -    1.95
            2004                  112     9.56  -     9.78       1,085           0.00    1.30   -    2.10    2.09   -    2.93
            2003                  100     9.36  -     9.51         951           0.00    1.30   -    2.10   -6.40   -   23.19
            2002 (at)              30     7.67  -     7.72         230           0.00    1.30   -    2.00  -23.32   -  -22.83
      AIM V. I. Capital
         Appreciation II
            2006 (g) (i) (j)      620    13.76  -    14.45       8,274           0.00    1.29   -    2.59    3.32   -    4.69
            2005                  570    13.32  -    13.80       7,538           0.00    1.29   -    2.59    5.77   -    7.18
            2004                  629    12.59  -    12.88       7,748           0.00    1.29   -    2.59    3.58   -    4.96
            2003                  463    12.16  -    12.27       5,418           0.00    1.29   -    2.59   21.60   -   22.68
            2002 (at)              36     7.40  -     7.45         268           0.00    1.30   -    2.00  -26.03   -  -25.50
      AIM V. I. Capital
         Development II
            2006                   41    14.02  -    14.52         592           0.00    1.30   -    2.00   13.96   -   14.76
            2005                   42    12.30  -    12.65         523           0.00    1.30   -    2.00    7.09   -    7.86
            2004                   36    11.49  -    11.73         421           0.00    1.30   -    2.00   12.96   -   13.77
            2003                   31    10.17  -    10.31         319           0.00    1.30   -    2.00   32.35   -   33.29
            2002 (at)              22     7.68  -     7.74         173           0.00    1.30   -    2.00  -23.18   -  -22.63

(g)  On May 1, 2006, AIM V.I. Aggressive Growth II merged into AIM V.I. Capital Appreciation II
(h)  On June 12, 2006, AIM V.I. Blue Chip Growth II merged into AIM V.I. Large Cap Growth II
(i)  On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(j)  On May 1, 2006, AIM V.I. Growth II merged into AIM V.I. Capital Appreciation II
(at) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                        For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Core Equity II
            2006 (k)              474  $ 10.71  -  $ 10.80  $    5,296           0.94%   1.29%  -    2.59%   7.09%  -    8.04%
            2005                   43    11.01  -    11.33         478           1.23    1.30   -    2.00    2.99   -    3.72
            2004                   45    10.69  -    10.92         491           0.90    1.30   -    2.00    6.50   -    7.26
            2003                   35    10.04  -    10.18         357           1.26    1.30   -    2.00   21.67   -   22.54
            2002 (at)              13     8.25  -     8.31         109           0.73    1.30   -    2.00  -17.48   -  -16.89
      AIM V. I. Demographic
         Trends II
            2006 (i)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                   30     9.82  -    10.10         303           0.00    1.30   -    2.00    3.96   -    4.70
            2004                   31     9.45  -     9.65         301           0.00    1.30   -    2.00    5.74   -    6.50
            2003                   33     8.93  -     9.06         297           0.00    1.30   -    2.00  -10.67   -   35.52
            2002 (at)              14     6.66  -     6.69          92           0.00    1.30   -    1.70  -33.41   -  -33.14
      AIM V. I. Diversified
         Income II
            2006                   48    11.16  -    11.61         552           5.03    1.30   -    2.10    2.01   -    2.83
            2005                   66    10.94  -    11.29         732           5.93    1.30   -    2.10    0.55   -    1.35
            2004                   69    10.88  -    11.14         758           6.48    1.30   -    2.10    2.50   -    3.33
            2003                   53    10.62  -    10.78         567           0.25    1.30   -    2.10    6.18   -    7.60
            2002 (at)               8     9.97  -    10.02          76           4.95    1.30   -    1.90   -0.33   -    0.22
      AIM V. I. Global
         Utilities II
            2004 (au)               -      N/A  -      N/A           -           7.39    1.30   -    1.85     N/A   -     N/A
            2003                   31     9.13  -     9.23         283           5.14    1.30   -    1.85   -8.68   -   17.39
            2002 (at)              10     7.84  -     7.86          80           6.44    1.30   -    1.60  -21.59   -  -21.38
      AIM V. I. Government
         Securities II
            2006                  124    10.63  -    11.06       1,362           2.90    1.30   -    2.10    1.14   -    1.95
            2005                  202    10.51  -    10.85       2,177           2.87    1.30   -    2.10   -0.67   -    0.10
            2004                  224    10.58  -    10.84       2,411           3.52    1.30   -    2.10    0.12   -    0.94
            2003                  224    10.57  -    10.74       2,401           2.56    1.30   -    2.10   -0.39   -    5.68
            2002 (at)             174    10.71  -    10.78       1,872           3.61    1.30   -    2.00    7.07   -    7.83
      AIM V. I. Growth II
            2006 (j)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                   32     9.62  -     9.90         312           0.00    1.30   -    2.00    5.02   -    5.78
            2004                   37     9.16  -     9.36         345           0.00    1.30   -    2.00    5.84   -    6.60
            2003                   40     8.66  -     8.78         351           0.00    1.30   -    2.00   28.26   -   29.18
            2002 (at)              30     6.75  -     6.80         201           0.00    1.30   -    2.00  -32.49   -  -32.01

(i)  On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(j)  On May 1, 2006, AIM V.I. Growth II merged into AIM V.I. Capital Appreciation II
(k)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(at) For the period beginning January 1, 2002 and ended December 31, 2002
(au) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II 190

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. High Yield II
            2006                   52  $ 13.71  -  $ 14.20  $      732           7.55%   1.30%  -    2.00%   8.23%  -    8.99%
            2005                   64    12.67  -    13.03         830           8.84    1.30   -    2.00    0.40   -    1.11
            2004                   65    12.62  -    12.88         836           3.17    1.30   -    2.00    8.91   -    9.69
            2003                   52    11.59  -    11.74         613          10.77    1.30   -    2.00   25.33   -   26.23
            2002 (bw)              14     9.24  -     9.30         131           0.00    1.30   -    2.00   -7.55   -   -6.96
      AIM V. I. International
         Growth II
            2006                   86    18.12  -    18.87       1,593           1.08    1.30   -    2.10   26.23   -   81.20
            2005                   66    14.53  -    14.95         973           0.64    1.30   -    2.00   15.36   -   16.18
            2004                   56    12.59  -    12.87         710           0.59    1.30   -    2.00   21.23   -   22.10
            2003                   37    10.39  -    10.54         392           0.51    1.30   -    2.00    3.88   -   26.93
            2002 (bw)               7     8.25  -     8.30          61          36.64    1.30   -    1.90  -17.49   -  -16.98
      AIM V. I. Large Cap
         Growth II
            2006 (f) (h)           95    11.04  -    11.09       1,047           0.00    1.30   -    2.10   10.40   -   10.89
      AIM V. I. Mid Cap
         Core Equity II
            2006                  545    12.17  -    12.56       6,990           0.67    1.29   -    2.44    8.28   -    9.55
            2005                  637    11.24  -    11.46       7,457           0.37    1.29   -    2.44    4.66   -    5.89
            2004                  375    10.74  -    10.83       4,239           0.04    1.29   -    2.44    7.41   -    8.26
            2003                  130    10.84  -    10.99       1,419           0.00    1.30   -    2.00   24.52   -   25.41
            2002 (bw)              69     8.70  -     8.76         599           0.00    1.30   -    2.00  -12.98   -  -12.36
      AIM V. I. Money Market II
            2006                  213     9.58  -    10.13       2,143           3.63    1.30   -    2.40    1.55   -    2.67
            2005                  286     9.44  -     9.87       2,794           2.16    1.30   -    2.40   -5.63   -    0.95
            2004                  580     9.48  -     9.78       5,632           0.61    1.30   -    2.30   -5.17   -   -0.87
            2003                  185     9.72  -     9.86       1,820           0.27    1.30   -    2.00   -1.68   -   -0.98
            2002 (bw)             764     9.89  -     9.96       7,592           0.76    1.30   -    2.00   -1.11   -   -0.41
      AIM V. I. New
         Technology II
            2004 (av)               -      N/A  -      N/A           -           0.00    1.30   -    2.00     N/A   -     N/A
            2003                   10     8.82  -     8.94          87           0.00    1.30   -    2.00  -11.81   -   49.98
            2002 (bw)               2     5.94  -     5.96          13           0.00    1.30   -    1.70  -40.62   -  -40.40

(f)  For the period beginning June 12, 2006, and ending December 31, 2006
(h)  On June 12, 2006, AIM V.I. Blue Chip Growth II merged into AIM V.I. Large Cap Growth II
(av) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(bw) For the period beginning June 3, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Premier
         Equity II
            2006 (k)               -     $ N/A  -   $  N/A  $        -           0.72%   2.04%  -    2.04%    N/A%  -     N/A%
            2005                  386    12.32  -    12.76       4,641           0.64    1.29   -    2.59    2.64   -    4.01
            2004                  376    12.00  -    12.27       4,364           0.38    1.29   -    2.59    2.76   -    4.13
            2003                  262    11.68  -    11.78       2,871           0.39    1.29   -    2.59   16.81   -   17.85
            2002 (at)              35     6.82  -     6.87         237           0.77    1.30   -    1.90  -31.77   -  -31.35
      AIM V. I. Technology II
            2006                   10    11.89  -    12.12         123           0.00    1.30   -    2.00    8.04   -    8.80
            2005                   12    11.01  -    11.14         132           0.00    1.30   -    2.00   -0.06   -    0.63
            2004 (as) (av)         13    11.01  -    11.07         144           0.00    1.30   -    2.00   10.13   -   10.66
      AIM V. I. Utilities II
            2006                   50    17.13  -    17.38         873           3.80    1.30   -    1.85   22.96   -   23.64
            2005                   39    13.93  -    14.06         550           2.37    1.30   -    1.85   14.41   -   15.04
            2004 (as) (au)         37    12.17  -    12.22         456           0.00    1.30   -    1.85   21.75   -   22.20

Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts:
      AllianceBernstein
         Growth
            2006                6,256     7.64  -    14.44      59,865           0.00    0.70   -    2.59   -3.79   -   -1.93
            2005                6,832     7.79  -    15.01      64,949           0.00    0.70   -    2.59    8.75   -   10.86
            2004                6,175     7.03  -    13.80      49,046           0.00    0.70   -    2.59   11.56   -   13.73
            2003                4,787     6.18  -    12.37      31,863           0.00    0.70   -    2.59   23.69   -   33.76
            2002                2,805     4.62  -     6.39      12,173           0.00    0.70   -    2.20  -29.83   -  -28.77
      AllianceBernstein
         Growth & Income
            2006               14,983    15.35  -    15.77     203,750           1.12    0.70   -    2.59   13.96   -   16.17
            2005               17,601    13.47  -    13.57     207,806           1.29    0.70   -    2.59    1.89   -    3.87
            2004               19,688    13.07  -    13.22     224,698           0.73    0.70   -    2.59    8.34   -   10.45
            2003               20,088    11.83  -    12.20     207,152           0.79    0.70   -    2.59   22.04   -   31.26
            2002               17,354     8.05  -     9.01     135,646           0.58    0.70   -    2.30  -22.81   -  -19.52

(k)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(at) For the period beginning January 1, 2002 and ended December 31, 2002
(au) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(av) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts (continued):
      AllianceBernstein
         International Value
            2006                2,631  $ 15.53  -  $ 15.88  $   41,513           1.29%   1.29%  -    2.59%  31.63%  -   33.38%
            2005 (ak)           1,299    11.80  -    11.90      15,418           0.09    1.29   -    2.59   17.97   -   19.02
      AllianceBernstein
         Large Cap Growth
            2006                6,022     7.28  -    13.04      44,053           0.00    0.70   -    2.59   -3.21   -   -1.33
            2005                6,159     7.37  -    13.47      46,607           0.00    0.70   -    2.59   11.88   -   14.04
            2004                6,506     6.47  -    12.04      43,142           0.00    0.70   -    2.59    5.54   -    7.59
            2003                7,152     6.01  -    11.41      42,433           0.00    0.70   -    2.59   14.10   -   22.51
            2002                6,459     4.91  -     6.28      29,035           0.00    0.70   -    2.20  -32.35   -  -31.32
      AllianceBernstein
         Small/Mid Cap Value
            2006                2,636    18.13  -    19.03      49,368           0.23    1.29   -    2.59   11.25   -   12.73
            2005                2,513    16.29  -    16.88      41,919           0.56    1.29   -    2.59    3.88   -    5.26
            2004                1,633    15.68  -    16.03      25,976           0.08    1.29   -    2.59   15.99   -   17.54
            2003 (aw)           1,000    13.52  -    13.64      13,601           0.10    1.29   -    2.59   35.21   -   36.42
      AllianceBernstein
         Utility Income
            2006                  460    13.09  -    13.38       6,119           2.45    1.29   -    2.59   30.91   -   33.83
            2005 (ak)             290    10.89  -    10.98       3,174           0.29    1.29   -    2.44    8.92   -    9.78
      AllianceBernstein Value
            2006                  362    12.57  -    12.85       4,624           1.04    1.29   -    2.59   17.90   -   19.47
            2005 (ak)             135    10.66  -    10.76       1,449           0.52    1.29   -    2.59    6.62   -    7.57

Investments in the American
   Century Variable Portfolios,
   Inc. Sub-Accounts:
      American Century VP
         Balanced
            2006                    3    15.21  -    15.36          50           2.24    1.35   -    1.45    8.05   -    8.15
            2005                    4    14.08  -    14.20          53           1.94    1.35   -    1.45    3.43   -    3.53
            2004                    5    13.61  -    13.72          62           1.91    1.35   -    1.45    8.20   -    8.31
            2003                    7    12.58  -    12.66          85           3.54    1.35   -    1.45   17.74   -   17.86
            2002                   11    10.69  -    10.75         114           2.80    1.35   -    1.45  -10.86   -  -10.77

(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the American
   Century Variable
   Portfolios, Inc.
   Sub-Accounts (continued):
      American Century VP
         International
            2006                    2  $ 16.29  -  $ 16.29  $       30           1.59%  1.45%   -    1.45%  23.23%  -   23.23%
            2005                    2    13.22  -    13.33          26           1.65   1.35    -    1.45   11.63   -   11.74
            2004                    5    11.84  -    11.93          63           0.66   1.35    -    1.45   13.27   -   13.38
            2003                    9    10.46  -    10.52          90           0.70   1.35    -    1.45   22.72   -   22.84
            2002                    9     8.52  -     8.57          73           0.88   1.35    -    1.45  -21.52   -  -21.44

Investments in the Dreyfus
   Socially Responsible
   Growth Fund, Inc.
   Sub-Account:
      Dreyfus Socially
         Responsible Growth
         Fund
            2006                   26     6.35  -     9.85         233           0.11   1.15    -    1.65    7.42   -    7.96
            2005                   31     5.91  -     9.12         256           0.00   1.15    -    1.65    1.92   -    2.43
            2004                   31     5.80  -     8.90         257           0.35   1.15    -    1.65    4.47   -    5.00
            2003                   39     5.55  -     8.48         320           0.11   1.15    -    1.65   23.94   -   24.56
            2002                   39     4.48  -     6.81         259           0.27   1.15    -    1.65  -30.11   -  -29.76

Investments in the Dreyfus
   Stock Index Fund
   Sub-Account:
      Dreyfus Stock Index
         Fund
            2006                  126    10.95  -    12.71       1,494           1.63   1.15    -    1.85   13.37   -   14.18
            2005                  163     9.66  -    11.13       1,717           1.54   1.15    -    1.85    2.76   -    3.50
            2004                  211     9.40  -    10.76       2,144           1.74   1.15    -    1.85    8.59   -    9.38
            2003                  244     8.66  -     9.83       2,329           1.45   1.15    -    1.85   25.99   -   26.90
            2002                  249     6.87  -     7.75       1,907           1.46   1.15    -    1.85  -23.80   -  -23.25

Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
      VIF Growth & Income
            2006                   27     9.99  -    12.53         318           0.71   1.15    -    1.85   12.40   -   13.21
            2005                   31     8.89  -    11.07         328           1.30   1.15    -    1.85    1.45   -    2.17
            2004                   36     8.76  -    10.83         373           1.19   1.15    -    1.85    5.48   -    6.24
            2003                   41     8.31  -    10.19         398           0.81   1.15    -    1.85   24.23   -   25.12
            2002                   42     6.69  -     8.15         340           0.60   1.15    -    1.85  -33.13   -  -26.18

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts (continued):
      VIF Money Market
            2006                   75  $ 10.16  -  $ 11.71  $      803           4.33%  1.15%   -    1.85%   2.66%  -    3.40%
            2005                   89     9.90  -    11.32         941           2.51   1.15    -    1.85    0.76   -    1.49
            2004                  114     9.83  -    11.16       1,200           0.75   1.15    -    1.85   -1.06   -   -0.35
            2003                  149     9.93  -    11.19       1,570           0.71   1.15    -    1.85   -1.17   -   -0.45
            2002                  242    10.05  -    11.25       2,652           1.38   1.15    -    1.85   -0.41   -    0.30
      VIF Small Company
         Stock
            2006                    5    16.90  -    17.51          84           0.00   1.15    -    1.59    9.22   -    9.70
            2005                    5    15.47  -    15.96          73           0.00   1.15    -    1.59   -0.68   -   -0.25
            2004                    5    15.58  -    16.00          82           0.00   1.15    -    1.59   16.65   -   60.02
            2003                    5    13.13  -    13.35          70           0.12   1.35    -    1.59   40.69   -   41.02
            2002                    5     9.49  -     9.67          46           0.24   1.15    -    1.59  -20.98   -  -20.63

Investments in the DWS
   Variable Series
   Sub-Account:
      DWS VIP Bond A
            2006 (m)               57    13.90  -    14.01         799           4.01   0.70    -    0.80    3.88   -    3.98
            2005                   85    13.38  -    13.47       1,143           3.39   0.70    -    0.80    1.78   -    1.89
            2004                  102    13.14  -    13.22       1,351           3.77   0.70    -    0.80    4.54   -    4.64
            2003                  110    12.57  -    12.64       1,383           5.02   0.70    -    0.80    4.22   -    4.33
            2002                  110    12.06  -    12.11       1,332           5.87   0.70    -    0.80    6.79   -    6.90
      DWS VIP Capital
         Growth A
            2006 (n)              156    11.32  -    11.41       1,779           0.63   0.70    -    0.80    7.66   -    7.77
            2005 (ao)             239    10.52  -    10.59       2,527           0.80   0.70    -    0.80    8.09   -    8.20
            2004                  204     9.73  -     9.79       1,991           0.55   0.70    -    0.80    7.12   -    7.23
            2003                  222     9.08  -     9.13       2,027           0.40   0.70    -    0.80   25.87   -   26.00
            2002                  225     7.22  -     7.25       1,629           0.31   0.70    -    0.80  -29.75   -  -29.68
      DWS VIP Global
         Opportunities
            2006 (p)               70    25.64 -     25.85       1,799           1.06   0.70    -    0.80   21.10   -   21.23
            2005                   89    21.17 -     21.33       1,899           0.60   0.70    -    0.80   17.25   -   17.36
            2004                   97    18.06 -     18.17       1,768           0.26   0.70    -    0.80   22.36   -   22.48
            2003                  106    14.76 -     14.84       1,578           0.09   0.70    -    0.80   47.90   -   48.05
            2002                   95     9.98 -     10.02         952           0.00   0.70    -    0.80  -20.53   -  -20.45

(m)  Previously known as Bond
(n)  Previously known as Capital Growth
(p)  Previously known as Global Discovery
(ao) On April 29, 2005, Growth merged into Capital Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the DWS Variable
   Series Sub-Account (continued):
      DWS VIP Growth and
         Income A
            2006 (q)              110  $ 11.23  -  $ 11.32  $    1,240           0.92%  0.70%   -    0.80%  12.72%  -   12.83%
            2005                  116     9.96  -    10.03       1,160           1.25   0.70    -    0.80    5.22   -    5.33
            2004                  141     9.47  -     9.52       1,340           0.95   0.70    -    0.80    9.28   -    9.39
            2003                  180     8.66  -     8.71       1,570           0.98   0.70    -    0.80   25.73   -   25.85
            2002                  158     6.89  -     6.92       1,090           0.98   0.70    -    0.80  -23.74   -  -23.66
      DWS VIP International
            2006 (r)               56    14.47  -    14.59         815           2.00   0.70    -    0.80   24.91   -   25.03
            2005                   74    11.59  -    11.67         866           1.66   0.70    -    0.80   15.24   -   15.36
            2004                   73    10.05  -    10.12         736           1.18   0.70    -    0.80   15.60   -   15.72
            2003                  105     8.70  -     8.74         916           0.63   0.70    -    0.80   26.73   -   26.86
            2002                   90     6.86  -     6.89         617           0.77   0.70    -    0.80  -19.02   -  -18.94
      DWS VIP Money
         Market (s)
            2006 (t)                -      N/A  -      N/A           -           3.94   0.00    -    0.00     N/A   -     N/A
            2005                   78    11.66  -    11.75         910           2.63   0.70    -    0.80    1.90   -    2.01
            2004                   79    11.44  -    11.51         903           0.88   0.70    -    0.80    0.09   -    0.20
            2003                  139    11.43  -    11.49       1,593           0.74   0.70    -    0.80    0.01   -    0.11
            2002                  250    11.43  -    11.48       2,868           1.58   0.70    -    0.80    0.68   -    0.78

Investments in the DWS Variable
   Series II Sub-Account: (o)
      DWS VIP Balanced A (u)
            2006                  179    11.63  -    11.65       2,090           2.62   0.70    -    0.80    9.36   -    9.47
            2005 (ak) (an)        238    10.63  -    10.64       2,531           0.00   0.70    -    0.80    6.33   -    6.41
      DWS VIP Money
         Market A II
            2006 (t) (v)          101    10.06  -    10.07       1,013           1.27   0.70    -    0.80    0.64   -    0.66
      DWS VIP Small Cap
         Growth A (w)
            2006                   47    12.11  -    12.13         576           0.00   0.70    -    0.80    4.43   -    4.53
            2005 (ak) (am)         66    11.60  -    11.61         760           0.00   0.70    -    0.80   15.98   -   16.06

(o)  Previously known as Scudder Variable Series II
(q)  Previously known as Growth & Income
(r)  Previously known as International
(s)  Previously known as Money Market
(t)  On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u)  Previously known as Total Return
(v)  For the period beginning November 3, 2006, and ending December 31, 2006
(w)  Previously known as Small Cap Growth
(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(am) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(an) On April 29, 2005, Balanced merged into Total Return

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Federated
   Insurance Series
   Sub-Account:
      Federated Prime
         Money Fund II
            2006                  528  $ 10.14   - $ 11.29  $    5,996           4.39%   1.15%  -    1.85%   2.60%  -    3.33%
            2005                  573     9.88   -   10.92       6,335           2.59    1.15   -    1.85    0.81   -    1.53
            2004                  804     9.81   -   10.76       8,836           0.75    1.15   -    1.85   -1.05   -   -0.34
            2003                1,183     9.91   -   10.79      13,266           0.74    1.15   -    1.85   -1.18   -   -0.47
            2002                1,791     9.93   -   10.84      20,576           1.46    1.15   -    2.05   -0.68   -    0.24

Investments in the Fidelity
   Variable Insurance
   Products
      Fund Sub-Accounts:
         VIP Contrafund
            2006                  988    12.89   -   19.03      15,497           1.27    1.15   -    1.65    9.89   -   10.44
            2005                1,152    11.73   -   17.23   6   16,506          0.28    1.15   -    1.65   15.03   -   15.60
            2004                1,201    11.68   -   11.93      14,967           0.30    1.25   -    1.65   13.59   -   14.04
            2003                1,176    10.28   -   10.46      12,924           0.40    1.25   -    1.65   26.36   -   26.87
            2002                1,102     8.14   -    8.25       9,612           0.80    1.25   -    1.65  -10.83   -  -10.48
         VIP Equity-Income
            2006                  267    13.78   -   16.09       4,159           3.28    1.15   -    1.65   18.23   -   18.82
            2005                  413    11.65   -   13.54       5,397           1.69    1.15   -    1.65    4.14   -    4.66
            2004                  497    11.19   -   12.94       6,226           1.55    1.15   -    1.65    9.70   -   10.25
            2003                  540    10.20   -   11.74       6,144           1.74    1.15   -    1.65   28.20   -   28.84
            2002                  564     7.96   -    9.11       4,999           1.85    1.15   -    1.65  -18.31   -  -17.90
         VIP Growth
            2006                  827     8.78   -   11.17       7,662           0.42    1.15   -    1.65    5.11   -    5.63
            2005                1,080     6.45   -   10.58       9,443           0.51    1.15   -    1.65    4.07   -    4.59
            2004                1,318     8.03   -    8.21      10,932           0.26    1.25   -    1.65    1.69   -    2.09
            2003                1,416     7.90   -    8.04      11,525           0.24    1.25   -    1.65   30.68   -   31.20
            2002                1,472     6.04   -    6.13       9,106           0.25    1.25   -    1.65  -31.25   -  -30.98
         VIP High Income
            2006                  298    10.94   -   11.61       3,249           6.94    1.15   -    1.65    9.42   -    9.97
            2005                  379    10.00   -   10.56       3,766          14.71    1.15   -    1.65    1.02   -    1.53
            2004                  431     9.32   -    9.42       4,231           7.36    1.25   -    1.45    8.02   -    8.23
            2003                  419     8.55   -    8.70       3,829           5.19    1.25   -    1.65  -14.50   -   25.69
            2002                  302     6.88   -    6.92       2,204           9.55    1.25   -    1.45    1.95   -    2.16
         VIP Index 500
            2006                1,120    10.05   -   10.61      11,743           1.82    1.15   -    1.65   13.84   -   14.41
            2005                1,435     8.27   -    8.78      13,080           1.82    1.15   -    1.65    3.11   -    3.63
            2004                1,696     9.04   -    9.24      14,869           1.23    1.25   -    1.65    8.81   -    9.24
            2003                1,649     8.31   -    8.46      13,238           1.26    1.25   -    1.65   26.31   -   26.82
            2002                1,566     6.58   -    6.67       9,849           1.16    1.25   -    1.65  -23.52   -  -23.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Investment Grade
         Bond
            2006                  286  $ 13.97  -  $ 14.39  $    4,096           4.24%   1.25%  -    1.65%   2.65%  -    3.06%
            2005                  352    13.61  -    13.96       4,901           3.72    1.25   -    1.65    0.52   -    0.93
            2004                  400    13.53  -    13.83       5,522           4.00    1.25   -    1.65    2.75   -    3.16
            2003                  379    13.17  -    13.41       5,070           3.99    1.25   -    1.65    3.48   -    3.90
            2002                  394    12.73  -    12.90       5,077           3.02    1.25   -    1.65    8.54   -    8.97
      VIP Overseas
            2006                  287    11.25  -    13.48       3,724           0.89    1.15   -    1.65   16.15   -   16.73
            2005                  314    9.64  -    11.61        3,514           0.65    1.15   -    1.65   17.10   -   17.69
            2004                  325     9.91  -    10.13       3,042           1.09    1.25   -    1.65   -0.88   -   12.22
            2003                  330     8.87  -     9.03       2,750           0.73    1.25   -    1.65  -11.32   -   41.59
            2002                  338     6.33  -     6.37       1,970           0.80    1.25   -    1.45  -21.43   -  -21.27

Investments in the Fidelity
   Variable Insurance Products
   Fund (Service Class 2)
   Sub-Accounts:
      VIP Asset Manager
         Growth (Service
         Class 2)
            2006                    6    10.58  -    10.73          63           1.52    1.35   -    1.60    5.02   -    5.29
            2005                    5    10.07  -    10.19          49           1.48    1.35   -    1.60    1.91   -    2.17
            2004                    3     9.88  -     9.97          32           2.11    1.35   -    1.60    3.94   -    4.20
            2003                    3     9.51  -     9.57          31           2.24    1.35   -    1.60   21.06   -   21.37
            2002                    3     7.85  -     7.89          21           1.99    1.35   -    1.60  -21.47   -  -16.96
      VIP Contrafund
         (Service Class 2)
            2006                6,413    10.29  -    12.82      77,840           1.11    1.29   -    2.59    2.91   -    8.55
            2005                2,203    11.81  -    11.92      26,417           0.01    1.29   -    2.59   18.12   -   19.17
            2004                  114    11.90  -    12.13       1,376           0.21    1.35   -    1.85   13.03   -   13.60
            2003                  118    10.67  -    12.68       1,256           0.28    1.35   -    2.05   25.57   -   26.47
            2002                  103     8.44  -    10.10         867           0.51    1.35   -    2.05  -11.46   -  -10.83

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
   Variable Insurance Products
   Fund (Service Class 2)
   Sub-Accounts (continued):
      VIP Equity-Income
         (Service Class 2)
            2006                  300  $ 13.28  -  $ 14.57  $    3,979           2.94%   1.35%  -    2.00%  17.54%  -   18.31%
            2005                  314    11.23  -    12.40       3,533           1.43    1.35   -    2.00    4.15   -   23.99
            2004                  316    12.53  -    12.53       3,424           1.36    1.50   -    1.50    9.57   -    9.57
            2003                  338    11.44  -    11.44       3,338           2.73    1.50   -    1.50   28.08   -   28.08
            2002                  319     8.93  -     8.93       2,450           0.53    1.50   -    1.50  -18.40   -  -18.40
      VIP Freedom 2010
         Portfolio
         (Service Class 2)
            2006 (x)              328    10.42  -    10.48       3,433           2.90    1.29   -    2.24    4.15   -    4.83
      VIP Freedom 2020
         Portfolio
         (Service Class 2)
            2006 (x)              198    10.46  -    10.51       2,075           2.67    1.29   -    1.99    4.63   -    5.13
      VIP Freedom 2030
         Portfolio
         (Service Class 2)
            2006 (x)              109    10.48  -    10.52       1,146           2.56    1.29   -    1.89    4.79   -    5.22
      VIP Freedom Growth
         Stock Portfolio
        (Service Class 2)
            2006 (x)               47     9.73  -     9.77         456           0.00    1.29   -    1.89   -2.74   -   -2.34
      VIP Freedom Income
         Portfolio
         (Service Class 2)
            2006 (x)               54    10.33  -    10.37         561           5.44    1.29   -    1.89    3.31   -    3.73
      VIP Growth & Income
        (Service Class 2)
            2006                1,180    12.11  -    12.38      14,521           0.53    1.29   -    2.59    9.94   -   11.40
            2005 (ak)             621    11.02  -    11.11       6,884           0.00    1.29   -    2.59   10.16   -   11.14
      VIP Growth (Service
         Class 2)
            2006                   75     8.44  -     8.69         654           0.17    1.35   -    1.85    4.61   -    5.14
            2005                   86     8.07  -     8.26         717           0.26    1.35   -    1.85    3.56   -    4.08
            2004                  103     7.79  -     7.94         820           0.13    1.35   -    1.85    1.21   -    1.73
            2003                  113     7.70  -     7.80         892           0.10    1.35   -    1.85   30.09   -   30.75
            2002                  106     5.92  -     5.97         638           0.11    1.35   -    1.85  -31.59   -  -31.24

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(ak) For the period beginning April 29, 2005 and ended December 31, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
   Variable Insurance Products
   Fund (Service Class 2)
   Sub-Accounts (continued):
      VIP High Income
         (Service Class 2)
            2006                  950   $11.28  -   $11.51  $   11,001           9.54%   1.29%  -    2.44%   8.32%  -    9.60%
            2005                  549    10.41  -    10.50       5,887          14.03    1.29   -    2.59    4.05   -    4.98
            2004                  108    12.17  -    12.40       1,335           7.85    1.35   -    1.85    7.36   -    7.91
            2003                  105    11.33  -    11.49       1,202           6.11    1.35   -    1.85   24.41   -   25.04
            2002                   69     9.11  -     9.19         634           5.30    1.35   -    1.85    1.39   -    1.90
      VIP Index 500
         (Service Class 2)
            2006                  358    10.76  -    10.85       3,927           0.99    1.29   -    2.44    7.61   -    8.46
            2005                  184     9.58  -     9.81       1,797           1.62    1.35   -    1.85    2.63   -    3.15
            2004                  196     9.34  -     9.51       1,862           1.12    1.35   -    1.85    8.30   -    8.85
            2003                  204     8.62  -     8.74       1,787           1.19    1.35   -    1.85   25.72   -   26.36
            2002                  219     6.86  -     6.92       1,516           1.01    1.35   -    1.85  -23.88   -  -23.50
      VIP Investment Grade
         Bond (Service Class
            2)
            2006                    2    11.78  -    11.78          21           3.44    1.50   -    1.50    2.58   -    2.58
            2005                    2    11.49  -    11.49          24           3.40    1.50   -    1.50    0.37   -    0.37
            2004                    2    11.44  -    11.44          25           4.04    1.50   -    1.50    2.63   -    2.63
            2003                    2    11.15  -    11.15          25           6.41    1.50   -    1.50    3.37   -    3.37
            2002                   12    10.79  -    10.79         129           0.62    1.50   -    1.50    8.44   -    8.44
      VIP Mid Cap
         (Service Class 2)
            2006                1,846    13.17  -    13.47      22,815           0.11    1.29   -    2.59   10.96   -   31.72
            2005 (ak)             703    12.04  -    12.14       8,508           0.00    1.29   -    2.44   20.41   -   21.36
      VIP Money Market
         (Service Class 2)
            2006 (x)            1,088    10.16  -    10.23      11,107           2.58    1.29   -    2.39    1.58   -    2.35
      VIP Overseas
         (Service Class 2)
            2006                    9    13.17  -    13.56         135           0.51    1.35   -    1.85   16.19   -   31.73
            2005 (ak)               6    11.67  -    16.58          74           0.49    1.35   -    1.80   16.65   -   17.18
            2004                    7    13.55  -    13.55          69           1.01    1.50   -    1.50   11.61   -   11.61
            2003                    6    12.14  -    12.14          57           0.34    1.50   -    1.50   40.89   -   40.89
            2002                    6     8.62  -     8.62          47           0.85    1.50   -    1.50  -21.65   -  -21.65

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(ak) For the period beginning April 29, 2005 and ended December 31, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
      Franklin Flex Cap
         Growth Securities
            2006                  410   $11.35  -   $11.61  $    4,725           0.01%   1.29%  -    2.59%   3.85%  -   13.54%
            2005 (ak)             131    11.09  -    11.18       1,457           0.15    1.29   -    2.44   10.90   -   11.78
      Franklin Global Health
         Care Securities
            2002 (ax)               -      N/A  -      N/A           -           0.00    1.35   -    1.85     N/A   -     N/A
      Franklin Growth and
         Income Securities
            2006                5,458    16.34  -    17.33      93,369           2.40    1.29   -    2.69   13.62   -   15.25
            2005                5,741    14.38  -    15.03      85,475           2.65    1.29   -    2.69    0.74   -    2.18
            2004                5,083    14.27  -    14.71      74,266           2.61    1.29   -    2.69    7.64   -    9.19
            2003                2,824    13.38  -    13.48      37,891           0.00    1.29   -    1.89   33.76   -   34.75
            2002 (ay)              55    10.84  -    10.86         595           0.00    1.29   -    2.14    8.40   -    8.60
      Franklin High Income Sec 2
            2006 (y)            1,172    11.44  -    11.80      13,689           6.41    1.28   -    2.44    6.70   -    7.98
            2005                1,146    10.72  -    10.93      12,447           6.61    1.28   -    2.44    0.80   -    2.00
            2004 (as)             776    10.63  -    10.72       8,293           2.06    1.28   -    2.44    6.34   -    7.18
      Franklin Income
         Securities
            2006               20,822    12.73  -    13.19     272,191           3.26    1.28   -    2.59   15.19   -   16.74
            2005               12,501    11.05  -    11.30     140,500           3.28    1.28   -    2.59    0.31   -   10.50
            2004 (as)           2,826    11.17  -    11.26      31,764           0.34    1.10   -    2.54   11.68   -   12.63
      Franklin Large Cap
         Growth Securities
            2006                5,670    11.18  -    11.50      64,820           0.76    1.29   -    2.54    9.47   -   11.79
            2005                2,903    10.35  -    10.51      30,389           0.29    1.29   -    2.49   -0.24   -    3.49
            2004 (az)             176    10.50  -    10.53       1,850           0.00    1.29   -    2.44    5.03   -    5.33
      Franklin Small Cap
         Value Securities
            2006                3,842    13.12  -    20.92      78,437           0.66    1.28   -    2.69   13.84   -   15.50
            2005                3,217    11.36  -    18.38      59,475           0.70    1.28   -    2.69    5.85   -   13.57
            2004                2,205    17.36  -    17.90      39,167           0.18    1.29   -    2.69   20.42   -   22.15
            2003                1,410    14.48  -    14.65      20,576           0.00    1.29   -    2.34   44.80   -   46.53
            2002 (ay)              51    11.21  -    11.23         574           0.00    1.29   -    2.24   12.12   -   12.35

(y)  Previously known as Franklin High Income
(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(ax) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(az) For the period beginning October 1, 2004 and ended December 31, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. Financial Highlights (continued)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Franklin Small-Mid Cap
         Growth Securities
            2006                  215   $18.26  -   $20.62  $    3,789           0.00%  1.15%   -    2.34%   6.16%  -    7.45%
            2005                  231    17.20  -    19.19       3,826           0.00   1.15    -    2.34    2.34   -    3.59
            2004                  244    16.81  -    17.21       3,918           0.00   1.29    -    2.34    8.87   -   10.04
            2003 (ba)             259    15.44  -    15.64       3,800           0.00   1.29    -    2.34   35.48   -   54.39
            2002 (ax)              45    11.52  -    11.55         416           0.00   1.29    -    2.24   15.21   -   15.45
      Franklin Technology
         Securities
            2003 (ba)               -     4.78  -     4.80           -           0.00   1.35    -    1.60    9.12   -    9.21
            2002                    1     4.38  -     4.40           5           0.00   1.35    -    1.60  -44.80   -  -44.66
      Franklin U.S. Government
            2006                1,941    10.27  -    10.66      20,542           4.27   1.29    -    2.69    1.23   -    2.68
            2005                1,485    10.14  -    10.39      15,353           4.40   1.29    -    2.69   -0.34   -    1.09
            2004 (as)             704    10.18  -    10.27       7,221           0.56   1.10    -    2.69    1.76   -    2.74
      Mutual Discovery
            2006                1,515    10.95  -    13.85      18,246           0.68   1.29    -    2.54    9.47   -   21.47
            2005 (ak)             248    11.32  -    11.40       2,826           0.38   1.29    -    2.44   13.16   -   14.05
      Mutual Shares
         Securities
            2006               13,386    17.06  -    22.93     219,784           1.27   1.15    -    2.69   15.21   -   17.03
            2005               10,392    14.81  -    19.60     147,674           0.87   1.15    -    2.69    7.59   -    9.29
            2004                5,727    10.97  -    13.77      78,149           0.70   1.28    -    2.69    9.60   -    9.75
            2003                2,632    12.61  -    12.77      33,291           0.00   1.29    -    2.34   26.15   -   27.65
            2002                  148    10.31  -    10.33       1,445           0.00   1.29    -    2.24    3.12   -    3.33
      Templeton Developing
         Markets Securities
            2006                1,202    21.81  -    31.48      39,374           1.08   1.15    -    2.59   24.78   -   26.63
            2005                1,123    17.22  -    25.23      29,194           1.15   1.15    -    2.59   24.14   -   72.20
            2004                  706    20.32  -    20.90      14,632           1.59   1.29    -    2.59   21.48   -   23.10
            2003                  410    16.80  -    16.98       6,931           0.00   1.29    -    2.14   68.02   -   69.79
            2002                    9    11.22  -    11.24          96           0.00   1.29    -    2.14   12.22   -   12.43

(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(ax) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities
(ba) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Mid-Cap Growth Securities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the Year Ended December 31,
                              ---------------------------------------   ------------------------------------------------

                                          Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Templeton Foreign
         Securities
            2006              11,793   $14.55  -  $19.68   $  206,971            1.24%  1.15% -  2.69%   18.19% -  20.06%
            2005               8,679    12.12  -   16.65      125,225            1.09   1.15  -  2.69     7.21  -   8.91
            2004               2,631    11.54  -   15.53       37,460            0.79   1.28  -  2.69    15.44  -  55.28
            2003                 918    13.52  -   13.68       12,364            0.00   1.29  -  2.34    35.22  -  36.83
            2002                  47    10.46  -   10.48          427            0.00   1.29  -  2.14     4.65  -   4.84
      Templeton Global
         Income Securities
            2006                 219    14.92  -   20.22        3,600            3.13   1.15  -  2.39    10.08  -  11.48
            2005                 272    13.56  -   18.14        4,101            6.12   1.15  -  2.39    -4.18  -  -5.39
            2004                 305    14.33  -   14.69        4,800           10.86   1.29  -  2.39    12.00  -  13.26
            2003                 297    12.79  -   12.97        4,135           11.06   1.29  -  2.39    20.86  -  27.93
            2002                  92    10.72  -   10.73        1,203            0.00   1.29  -  1.94     7.15  -   7.30
      Templeton Growth
         Securities
            2006                 288    14.62  -   20.75        5,395            1.29   1.15  -  1.85    19.56  -  20.42
            2005                 375    12.23  -   17.23        5,988            1.16   1.15  -  1.85     6.86  -   7.62
            2004                 453    11.44  -   16.01        6,817            1.15   1.15  -  1.85    13.88  -  14.70
            2003                 471    10.05  -   13.96        6,326            1.54   1.15  -  1.85    29.69  -  30.63
            2002                 527     7.75  -   10.69        5,486            2.14   1.15  -  1.85   -20.00  - -19.42

Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Accounts:
      VIT Capital Growth
            2006                   7     7.75  -   11.60           62            0.11   1.15  -  1.65     6.79  -   7.32
            2005                   9     7.26  -   10.81           74            0.14   1.15  -  1.65     1.26  -   1.77
            2004                  10     7.17  -   10.62           83            0.70   1.15  -  1.65     7.30  -   7.84
            2003                  10     6.68  -    9.85           78            0.27   1.15  -  1.65    21.71  -  22.32
            2002                  10     5.49  -    8.05           64            0.10   1.15  -  1.65   -25.57  - -25.20
      VIT CORE Large Cap
         Growth
            2002 (bc)              -      N/A  -     N/A            -            0.00   1.59  -  1.59      N/A  -    N/A

(bc) For the period beginning January 1, 2002 and ended April 30, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the Year Ended December 31,
                              ---------------------------------------   ------------------------------------------------

                                          Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Accounts
   (continued):
      VIT Global Income
            2002 (bb)              -   $  N/A  -  $  N/A   $        -            0.00%  1.15% -  1.85%    N/A % -    N/A%
      VIT Growth and Income
            2006                 712    12.49  -   12.77        9,037            2.04   1.29  -  2.59    19.46  -  21.05
            2005                 429    10.45  -   10.55        4,518            3.04   1.29  -  2.59     4.53  -   5.46
            2004                   1    10.88  -   10.88            9            1.53   1.59  -  1.59    16.92  -  16.92
            2003                   1     9.31  -    9.31            8            1.30   1.59  -  1.59    22.40  -  22.40
            2002                   1     7.60  -    7.60            6            1.09   1.59  -  1.59   -12.74  - -12.74
      VIT International Equity
            2006                 < 1    15.48  -   15.48            7            0.56   1.15  -  1.15    20.71  -  20.71
            2005                   3    12.42  -   12.82           33            0.30   1.15  -  1.59    11.92  -  12.41
            2004                   3    11.10  -   11.41           31            1.29   1.15  -  1.59    11.69  -  14.06
            2003                   2     9.94  -   10.05           20            3.78   1.37  -  1.59    33.36  -  33.65
            2002                   2     7.45  -    7.59           16            1.09   1.15  -  1.59   -19.63  - -19.27
      VIT Mid Cap Value
            2006 (y)             789    12.79  -   13.07       10,255            1.04   1.29  -  2.59    13.16  -  14.67
            2005                 667    11.30  -   11.40        7,597            1.06   1.29  -  2.59    13.00  -  14.01
            2004                 < 1    20.78  -   20.78            9            0.59   1.37  -  1.37    24.17  -  24.17
            2003                 < 1    16.73  -   16.73            8            0.87   1.37  -  1.37    26.65  -  26.65
            2002                 < 1    13.21  -   13.21            6            1.05   1.37  -  1.37    -5.99  -  -5.99
      VIT Structured Small Cap
         Equity Fund (z)
            2006               1,871    12.32  -   20.87       23,572            0.81   1.15  -  2.59     9.37  -  10.99
            2005               1,214    11.27  -   18.80       13,903            0.42   1.15  -  2.59     4.86  -  12.67
            2004                  28    13.83  -   17.93          446            0.18   1.15  -  1.85    14.18  -  15.00
            2003                  30    12.11  -   15.59          414            0.23   1.15  -  1.85    43.31  -  44.34
            2002                  29     8.45  -   10.80          279            0.29   1.15  -  1.85   -16.54  - -15.94
      VIT Structured U.S.
         Equity Fund (aa)
            2006               1,117    12.31  -   13.81       13,962            1.32   1.15  -  2.59     9.98  -  11.60
            2005                 668    11.20  -   12.38        7,517            1.35   1.15  -  2.59    11.95  -   5.30
            2004                  33     9.87  -   11.75          338            1.08   1.15  -  1.85    12.82  -  13.63
            2003                  35     8.75  -   10.34          315            0.76   1.15  -  1.85    27.08  -  28.00
            2002                  29     6.89  -    8.08          208            0.57   1.15  -  1.85   -23.34  - -22.79

(y)  For the period beginning January 1, 2006, and ended May 1, 2006
(z)  Previously known as VIT CORE Small Cap Equity
(aa) Previously known as VIT CORE U.S. Equity
(bb) For the period beginning January 1, 2002 and ended April 30, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the Year Ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Janus
   Aspen Series Sub-Account:
      Forty Portfolio
            2006                   2   $13.63  -  $13.63          $22            0.35%  1.50% -  1.50%    7.71% -   7.71%
            2005                   2    12.65  -   12.65           21            0.21   1.50  -  1.50    11.16  -  11.16
            2004 (as) (bc)         2    11.38  -   11.38           19            0.46   1.50  -  1.50    13.82  -  13.82

Investments in the Janus
   Aspen Series (Service
   Shares) Sub-Accounts:
      Foreign Stock (Service
         Shares)
            2006                   2    19.01  -   19.01           47            1.59   1.50  -  1.50    16.29  -  16.29
            2005                   2    16.35  -   16.35           40            0.77   1.50  -  1.50     4.65  -   4.65
            2004                   2    15.62  -   15.62           38            0.27   1.50  -  1.50    16.45  -  16.45
            2003                   2    13.42  -   13.42           33            0.28   1.50  -  1.50    31.39  -  31.39
            2002                   1    10.21  -   10.21            8            0.93   1.50  -  1.50     2.10  -   2.10
      Worldwide Growth
         (Service Shares)
            2004                   -      N/A  -     N/A            -            0.00   1.50  -  1.50      N/A  -    N/A
            2003                   -      N/A  -     N/A            -            1.18   1.50  -  1.50      N/A  -    N/A
            2002                   1     8.27  -    8.27            9            1.27   1.50  -  1.50   -17.35  - -17.35

Investments in the Lazard
   Retirement Series, Inc.
   Sub-Account:
      Emerging Markets
            2006                   1    40.36  -   40.36           24            0.53   1.50  -  1.50    28.00  -  28.00
            2005                   1    31.35  -   31.35           22            0.21   1.50  -  1.50    38.67  -  38.67
            2004                 < 1    22.74  -   22.74            9            0.63   1.50  -  1.50    28.63  -  28.63
            2003                 < 1    17.68  -   17.68            7            0.05   1.50  -  1.50    50.65  -  50.65
            2002                 < 1    11.73  -   11.73            5            0.61   1.50  -  1.50    -2.98  -  -2.98

Legg Mason Partners Variable
   Portfolios I, Inc. Sub-Accounts:
      Legg Mason Variable
         All Cap Portfolio I (ac)
            2006                   1    14.32  -   14.32            7            1.38   1.50  -  1.50    16.35  -  16.35
            2005                   1    12.31  -   12.31            6            0.86   1.50  -  1.50     2.49  -   2.49
            2004                   1    12.01  -   12.01            6            0.54   1.50  -  1.50     6.69  -   6.69
            2003                   1    11.26  -   11.26            6            0.26   1.50  -  1.50    36.95  -  36.95
            2002                   1     8.22  -    8.22            4            0.45   1.50  -  1.50   -26.18  - -26.18

(ac) Previously known as All Cap
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(bc) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Legg Mason Partners
   Variable Portfolios I,
   Inc. Sub-Accounts
   (continued):
      Legg Mason Variable
         Investors
         Portfolio I (ad)
            2006                    1  $ 13.37  -  $ 13.37  $        9           1.65%   1.50%  -    1.50%  16.49%  -   16.49%
            2005                    1    11.47  -    11.47           8           1.19    1.50   -    1.50    4.93   -    4.93
            2004 (as) (bd)          1    10.94  -    10.94           8           2.81    1.50   -    1.50    9.35   -    9.35

Investments in the Lord
   Abbett Series Fund
   Sub-Accounts:
      All Value
            2006                1,138    12.66  -    13.05      14,734           0.69    1.29   -    2.59   11.68   -   13.17
            2005                  772    11.34  -    11.53       8,862           0.54    1.29   -    2.59    5.58   -   13.40
            2004 (az)             170    10.89  -    10.92       1,850           0.57    1.29   -    2.29    8.93   -    9.20
      Bond-Debenture
            2006                3,077    10.86  -    11.19      34,209           7.41    1.29   -    2.59    6.50   -    7.92
            2005                1,735    10.20  -    10.37      17,927           8.07    1.29   -    2.59    0.00   -    2.01
            2004 (az)             253    10.34  -    10.37       2,625           8.91    1.29   -    2.44    3.40   -    3.70
      Growth and Income
            2006                3,372    12.49  -    12.87      43,120           1.52    1.29   -    2.59   14.25   -   15.76
            2005                2,117    10.93  -    11.11      23,456           1.60    1.29   -    2.59    1.92   -    9.32
            2004 (az)             362    10.87  -    10.90       3,950           1.23    1.29   -    2.44    8.73   -    9.04
      Growth Opportunities
            2006                1,072    11.92  -    12.27      13,057           0.00    1.29   -    2.54    6.51   -   19.22
            2005                  459    11.35  -    11.52       5,268           0.00    1.29   -    2.44    3.28   -   13.51
            2004 (az)              68    11.12  -    11.15         753           0.00    1.29   -    2.34   11.23   -   11.53
      Mid-Cap Value
            2006                3,997    12.79  -    13.18      52,336           0.57    1.29   -    2.59    9.33   -   10.79
            2005                3,079    11.70  -    11.90      36,499           0.74    1.29   -    2.59    6.83   -   17.01
            2004 (az)             411    11.10  -    11.14       4,574           0.47    1.29   -    2.44   11.03   -   11.36

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive
         Growth
            2004 (be)               -      N/A  -      N/A           -           0.00    0.83   -    0.83     N/A   -     N/A
            2003                  996     9.85  -    10.08      11,294           0.00    0.83   -    2.20   35.68   -   37.55
            2002                  277     7.26  -     7.33       2,071           0.00    0.83   -    2.20  -27.40   -  -26.73

(ad) Previously known as Investors
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(az) For the period beginning October 1, 2004 and ended December 31, 2004
(be) On April 30, 2004, LSA Aggressive  Growth merged into LIT Aggressive Growth (Class II)
(bd) On April 30, 2004, LSA Value Equity merged into Investors

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Balanced
            2004 (bf)               -  $   N/A  -  $   N/A  $        -           0.00%   1.50%  -    1.50%    N/A%  -     N/A%
            2003                    1    10.43  -    10.43           9           1.23    1.50   -    1.50   27.29   -   27.29
            2002                    1     8.20  -     8.20           6           1.22    1.50   -    1.50  -19.53   -  -19.53
      LSA Basic Value
            2004 (ap)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    1    11.62  -    11.62           8           0.00    1.50   -    1.50   31.42   -   31.42
            2002                  < 1     8.84  -     8.84           4           0.00    1.50   -    1.50  -22.88   -  -22.88
      LSA Blue Chip
            2004 (bg)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    2    10.06  -    10.06          16           0.02    1.50   -    1.50   23.36   -   23.36
            2002                    2     8.16  -     8.16          12           0.00    1.50   -    1.50  -27.30   -  -27.30
      LSA Capital Appreciation
            2004 (bc)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    1    11.44  -    11.44          17           0.00    1.50   -    1.50   28.39   -   28.39
            2002                    1     8.91  -     8.91          13           0.00    1.50   -    1.50  -29.73   -  -29.73
      LSA Capital Growth
            2004 (bh)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                   21     9.99  -     9.99         173           0.21    1.50   -    1.50   21.69   -   21.69
            2002                    6     8.21  -     8.21          40           0.03    1.50   -    1.50  -25.51   -  -25.51
      LSA Disciplined Equity
            2003 (bi)               -     8.50  -     8.50           -           0.00    1.50   -    1.50    4.23   -    4.23
            2002                    1     8.16  -     8.16           6           0.41    1.50   -    1.50  -26.38   -  -26.38
      LSA Diversified Mid Cap
            2004 (bj)               -      N/A  -      N/A           -           0.02    1.50   -    1.50     N/A   -     N/A
            2003                    1    12.38  -    12.38          11           0.07    1.50   -    1.50   30.81   -   30.81
            2002                    1     9.47  -     9.47           7           0.08    1.50   -    1.50  -20.46   -  -20.46
      LSA Emerging Growth
         Equity
            2004 (bk)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    1    10.91  -    10.91           8           0.00    1.50   -    1.50   44.73   -   44.73
            2002                    1     7.54  -     7.54           5           0.00    1.50   -    1.50  -42.77   -  -42.77

(bc) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(bf) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(bg) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(bh) On April 30,  2004,  LSA Capital  Growth  merged into Van Kampen UIF Equity Growth
(bi) On April 30, 2003 LSA Disciplined Equity merged into LSA Equity Growth
(bj) On April 30, 2004, LSA  Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(bk) On April 30, 2004,  LSA Emerging  Growth Equity merged into LIT  Aggressive Growth (Class II)
(ap) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Equity Growth
            2004 (bl)               -  $   N/A  -  $   N/A  $        -           0.00%   1.50%  -    1.50%    N/A%  -     N/A%
            2003 (bi)             305     9.33  -     9.33       3,651           0.00    1.50   -    1.50   21.62   -   21.62
            2002                    7     7.67  -     7.67          57           0.00    1.50   -    1.50  -30.87   -  -30.87
      LSA Mid Cap Value
            2004 (bm)               -      N/A  -      N/A           -           0.08    1.50   -    1.50     N/A   -     N/A
            2003                  744    15.04  -    15.04      11,272           0.09    1.50   -    1.50   37.68   -   37.68
            2002                   22    10.92  -    10.92         244           0.20    1.50   -    1.50    9.21   -    9.21
      LSA Value Equity
            2004 (bd)               -      N/A  -      N/A           -           0.38    1.50   -    1.50     N/A   -     N/A
            2003                    1    10.90  -    10.90           7           1.48    1.50   -    1.50   28.49   -   28.49
            2002                    1     8.49  -     8.49           5           0.00    1.50   -    1.50  -23.34   -  -23.34

Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Emerging Growth
            2006                  247     5.59  -    11.83       2,192           0.00    1.15   -    1.65    6.13   -    6.66
            2005                  319     5.27  -    11.09       2,641           0.00    1.15   -    1.65    7.41   -    7.94
            2004                  387     4.90  -    10.27       2,926           0.00    1.15   -    1.65   11.11   -   11.67
            2003                  484     4.41  -     9.20       3,233           0.00    1.15   -    1.65   28.10   -   28.74
            2002                  570     3.44  -     7.15       2,932           0.00    1.15   -    1.65  -34.85   -  -34.52
      MFS High Income
            2006                   56    12.80  -    13.18         732           7.62    1.25   -    1.65    8.57   -    9.01
            2005                   73    11.79  -    12.09         873           6.89    1.25   -    1.65    0.49   -    0.89
            2004                   80    11.73  -    11.99         959           4.77    1.25   -    1.65    7.36   -    7.79
            2003                   71    10.93  -    11.12         783           4.07    1.25   -    1.65   16.03   -   16.49
            2002                   47     9.42  -     9.55         447           7.56    1.25   -    1.65    0.89   -    1.29
      MFS Investors Trust
            2006                  334    10.20  -    11.52       3,493           0.50    1.15   -    1.65   11.15   -   11.71
            2005                  401     8.60  -    10.31       3,774           0.55    1.15   -    1.65    5.56   -    6.09
            2004                  436     8.69  -     8.88       3,878           0.60    1.25   -    1.65    9.53   -    9.97
            2003                  420     7.94  -     8.08       3,395           0.62    1.25   -    1.65   20.15   -   20.63
            2002                  411     6.60  -     6.70       2,766           0.60    1.25   -    1.65  -33.95   -  -21.95

(bd) On April 30, 2004, LSA Value Equity merged into Investors
(bi) On April 30, 2003 LSA Disciplined Equity merged into LSA Equity Growth
(bl) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(bm) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts (continued):
      MFS New Discovery
            2006                  226  $ 14.91  -  $ 19.46  $    3,434           0.00%   1.15%  -    1.65%  11.37%  -   11.92%
            2005                  261     8.56  -    10.39       3,548           0.00    1.15   -    1.65    3.53   -    4.02
            2004                  306    12.94  -    13.22       4,000           0.00    1.25   -    1.65    4.78   -    5.20
            2003                  312    12.35  -    12.57       3,879           0.00    1.25   -    1.65   31.53   -   32.06
            2002                  286     9.39  -     9.52       2,722           0.00    1.25   -    1.65  -32.75   -  -32.48
      MFS Research
            2006                  152     7.97  -    10.35       1,421           0.53    1.15   -    1.65    8.67   -    9.22
            2005                  205     7.33  -     9.48       1,755           0.47    1.15   -    1.65    6.04   -    6.57
            2004                  249     6.92  -     8.89       1,983           1.03    1.15   -    1.65   13.95   -   14.53
            2003                  306     6.07  -     7.77       2,134           0.65    1.15   -    1.65   22.67   -   23.28
            2002                  324     4.95  -     6.30       1,837           0.26    1.15   -    1.65  -25.77   -  -25.40
      MFS Research Bond
            2006                  173    14.02  -    14.44       2,489           4.09    1.25   -    1.65    2.35   -    2.76
            2005                  214    13.70  -    14.05       2,997           5.20    1.25   -    1.65   -0.14   -    0.26
            2004                  246    13.72  -    14.02       3,438           6.02    1.25   -    1.65    4.33   -    4.75
            2003                  209    13.15  -    13.38       2,793           5.69    1.25   -    1.65    7.55   -    7.98
            2002                  183    12.22  -    12.39       2,263           5.84    1.25   -    1.65    7.14   -    7.57
      MFS Utilities
            2006                   20    17.52  -    18.00         350           1.73    1.15   -    1.65   29.12   -   79.97
            2005                   13    13.57  -    13.80         173           0.52    1.35   -    1.65   15.28   -   35.71
            2004                    8    11.83  -    11.97          96           1.43    1.35   -    1.69   28.02   -   28.45
            2003                    8     9.24  -     9.31          74           1.91    1.37   -    1.69   33.62   -   34.07
            2002                    8     6.92  -     6.95          58           1.30    1.37   -    1.69  -30.82   -  -23.78

Investments in the MFS
   Variable Insurance Trust
   (Service Class) Sub-Accounts:
      MFS Emerging Growth
         (Service Class)
            2006                   66     8.41  -     8.66         569           0.00    1.35   -    1.85    5.63   -    6.16
            2005                   78     7.96  -     8.15         634           0.00    1.35   -    1.85    6.91   -    7.46
            2004                   93     7.45  -     7.59         704           0.00    1.35   -    1.85   10.63   -   11.20
            2003                   98     6.73  -     6.82         669           0.00    1.35   -    1.85   27.53   -   28.18
            2002                   93     5.28  -     5.32         496           0.00    1.35   -    1.85  -35.08   -  -34.75
      MFS Investors Trust
         (Service Class)
            2006                   72    10.34  -    10.64         759           0.26    1.35   -    1.85   10.61   -   11.18
            2005                   77     9.34  -     9.57         733           0.31    1.35   -    1.85    5.05   -    5.58
            2004                   87     8.90  -     9.06         790           0.43    1.35   -    1.85    9.07   -    9.63
            2003                   92     8.16  -     8.27         765           0.46    1.35   -    1.85   19.58   -   20.19
            2002                   91     6.82  -     6.88         632           0.48    1.35   -    1.85  -22.61   -  -22.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts (continued):
      MFS New Discovery
         (Service Class)
            2006                  106  $ 10.01  -  $ 10.30  $    1,084           0.00%   1.35%  -    1.85%  10.85%  -   11.41%
            2005                  116     9.03  -     9.25       1,075           0.00    1.35   -    1.85    3.09   -    3.62
            2004                  120    11.87  -    11.87       1,075           0.00    1.50   -    1.50    4.62   -    4.62
            2003                  120    11.34  -    11.34       1,031           0.00    1.50   -    1.50   31.43   -   31.43
            2002                  103     8.63  -     8.63         673           0.00    1.50   -    1.50  -32.83   -  -32.83
      MFS Research
         (Service Class)
            2006                   46     9.85  -    10.14         464           0.31    1.35   -    1.85    8.17   -    8.72
            2005                   47     9.11  -     9.32         439           0.30    1.35   -    1.85    5.59   -    6.12
            2004                   49     8.62  -     8.79         430           0.88    1.35   -    1.85   13.43   -   14.01
            2003                   51     7.60  -     7.71         397           0.38    1.35   -    1.85   22.07   -   22.69
            2002                   52     6.23  -     6.28         330           0.11    1.35   -    1.85  -26.11   -  -25.74
      MFS Utilities
         (Service Class)
            2006                  100    14.20  -    14.61       1,715           1.80    1.35   -    1.85   28.55   -   29.20
            2005                  102    11.04  -    11.31       1,352           0.68    1.35   -    1.85   14.42   -   15.00
            2004                   63    13.05  -    13.05         635           1.26    1.50   -    1.50   27.90   -   27.90
            2003                   78    10.21  -    10.21         614           1.99    1.50   -    1.50   33.54   -   33.54
            2002                   75     7.64  -     7.64         440           2.33    1.50   -    1.50  -23.57   -  -23.57

Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity
            2006                2,252     9.36  -    10.10      28,821           0.00    0.70   -    2.05    5.66   -    7.09
            2005                2,887     8.86  -     9.43      30,046           0.00    0.70   -    2.05   20.68   -   22.31
            2004                3,564     7.34  -     7.71      36,091           0.01    0.70   -    2.05   10.43   -   11.93
            2003                4,391     6.65  -     6.89      40,215           0.01    0.70   -    2.05   23.50   -   25.18
            2002                5,099     5.38  -     5.50      37,744           0.31    0.70   -    2.05  -24.18   -  -23.14
      Capital Growth
            2002 (bn)               -      N/A  -      N/A           -           0.48    0.70   -    2.05     N/A   -     N/A

(bn) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      Dividend Growth
            2006               13,870  $ 11.74  -  $ 13.50  $  439,541           1.33%   0.70%  -    2.05%   8.85%  -   10.32%
            2005               18,424    10.78  -    12.24     545,559           1.26    0.70   -    2.05    3.47   -    4.87
            2004               22,317    10.42  -    11.67     696,586           1.55    0.70   -    2.05    6.26   -    7.70
            2003               27,375     9.81  -    10.83     820,639           1.85    0.70   -    2.05   25.30   -   27.00
            2002               31,946     7.83  -     8.53     779,026           2.00    0.70   -    2.05  -19.68   -  -18.59
      Equity
            2006               10,130     8.43  -     8.67     351,734           0.00    0.70   -    2.05    2.08   -    3.46
            2005               13,231     8.15  -     8.49     459,943           0.00    0.70   -    2.05   15.77   -   17.33
            2004               14,403     6.95  -     7.34     511,428           0.40    0.70   -    2.05    8.89   -   10.37
            2003               17,326     6.30  -     6.74     588,664           0.37    0.70   -    2.05   20.31   -   21.95
            2002               20,268     5.16  -     5.60     595,598           0.35    0.70   -    2.05  -22.82   -  -21.76
      European Growth
            2006                3,921    12.24  -    12.68     131,420           1.72    0.70   -    2.05   27.58   -   29.31
            2005                5,072     9.60  -     9.81     134,885           1.17    0.70   -    2.05    6.49   -    7.93
            2004                5,979     9.01  -     9.09     167,620           1.12    0.70   -    2.05   10.45   -   11.95
            2003                7,200     8.12  -     8.16     187,302           0.86    0.70   -    2.05   26.41   -   28.13
            2002                8,623     6.34  -     6.45     182,586           1.46    0.70   -    2.05  -22.96   -  -21.91
      Global Advantage
            2006                1,556     9.37  -     9.90      15,728           0.78    0.70   -    2.05   16.15   -   17.73
            2005                2,048     7.96  -     8.52      17,769           0.28    0.70   -    2.05    4.64   -    6.05
            2004                2,664     7.51  -     8.14      22,063           0.43    0.70   -    2.05   10.26   -   11.75
            2003                3,230     6.72  -     7.39      24,224           1.06    0.70   -    2.05   28.46   -   30.20
            2002                3,702     5.16  -     5.75      21,521           0.83    0.70   -    2.05  -22.42   -  -21.37
      Global Dividend Growth
            2006                6,387    14.73  -    16.48     154,443           1.98    0.70   -    2.05   19.47   -   21.09
            2005                8,403    12.33  -    13.61     169,963           1.63    0.70   -    2.05    4.19   -    5.60
            2004               10,008    11.83  -    12.89     201,476           1.45    0.70   -    2.05   12.60   -   14.13
            2003               11,608    10.51  -    11.29     209,033           1.91    0.70   -    2.05   29.39   -   31.15
            2002               13,562     8.12  -     8.61     190,169           1.80    0.70   -    2.05  -14.29   -  -13.13
      High Yield
            2006                2,215     6.19  -     8.13      26,456           6.92    0.70   -    2.05    7.08   -    8.53
            2005                2,986     5.70  -     7.60      33,636           6.98    0.70   -    2.05    0.12   -    1.47
            2004                3,956     5.62  -     7.59      46,919           7.46    0.70   -    2.05    7.61   -    9.08
            2003                4,896     5.15  -     7.05      54,254          10.14    0.70   -    2.05   25.14   -   26.84
            2002                4,838     4.06  -     5.63      43,505          18.30    0.70   -    2.05   -9.02   -   -7.78

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      Income Builder
         2006                   1,893  $ 14.06  -  $ 15.49  $   32,764           2.59%  0.70%   -   2.05%   11.90%  -   13.42%
         2005                   2,399    12.57  -    13.66      37,101           2.63   0.70    -   2.05     4.79   -    6.21
         2004                   3,118    11.99  -    12.86      46,418           3.61   0.70    -   2.05     8.71   -   10.19
         2003                   3,590    11.03  -    11.67      49,256           3.09   0.70    -   2.05    18.39   -   20.00
         2002                   4,059     9.32  -     9.72      47,094           4.20   0.70    -   2.05    -8.29   -   -6.82
      Information
         2006 (ae)                  -      N/A  -      N/A           -           0.00   0.00    -   0.00      N/A   -     N/A
         2005                     619     4.62  -    11.74       2,932           0.00   0.83    -   1.85    -1.24   -   -0.23
         2004                     859     4.79  -    11.77       4,091           0.00   0.83    -   2.05     1.44   -    2.69
         2003                   1,036     4.72  -    11.46       4,837           0.00   0.83    -   2.05    57.81   -   59.75
         2002                     664     2.99  -     7.17       1,961           0.94   0.83    -   2.05   -44.24   -  -28.27
      Limited Duration
         2006                   2,750    11.04  -    12.33      32,271           4.68   0.70    -   1.85     2.37   -    3.56
         2005                   3,545    10.78  -    11.91      40,508           3.87   0.70    -   1.85     0.01   -    1.16
         2004                   4,395    10.61  -    11.77      50,056           4.12   0.70    -   2.05    -0.64   -    0.71
         2003                   5,392    10.68  -    11.69      61,420           4.05   0.70    -   2.05     0.15   -    1.51
         2002                   6,130    10.66  -    11.51      69,291           3.58   0.70    -   2.05     1.94   -    3.33
      Money Market
         2006                   8,634    10.18  -    11.56     124,279           4.63   0.70    -   2.05     2.50   -    3.89
         2005                   9,494     9.93  -    11.13     134,039           2.68   0.70    -   2.05     0.71   -    2.07
         2004                  11,900     9.86  -    10.90     166,792           0.79   0.70    -   2.05    -1.18   -    0.16
         2003                  16,876     9.98  -    10.89     237,222           0.66   0.70    -   2.05    -1.37   -   -0.03
         2002 (bn)             28,382    10.12  -    10.89     402,007           1.31   0.70    -   2.05     0.63   -    1.21
      Pacific Growth
         2004 (bo)                  -      N/A  -      N/A           -           0.00   0.70    -   2.05      N/A   -     N/A
         2003                   5,498     4.84  -     6.48      22,979           0.00   0.70    -   2.05    27.02   -   28.74
         2002                   5,625     3.76  -     5.10      18,319           0.00   0.70    -   2.05   -24.43   -  -23.40
      Quality Income Plus
         2006                   7,370    12.76  -    15.28     170,943           5.03   0.70    -   2.05     3.56   -    4.96
         2005                   9,929    12.32  -    14.56     219,645           5.10   0.70    -   2.05     1.23   -    2.61
         2004                  12,316    12.17  -    14.19     276,600           5.45   0.70    -   2.05     3.09   -    4.49
         2003                  15,564    11.81  -    13.58     340,872           5.68   0.70    -   2.05     6.25   -    7.69
         2002                  19,078    11.11  -    12.61     397,716           6.01   0.70    -   2.05     3.37   -    4.78

(ae) For the period beginning January 1, 2006, and ended June 23, 2006
(bn) On August 31, 2002, Capital Growth merged into Money Market
(bo) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   Sub-Accounts
   (continued):
      S&P 500 Index
         2006                   6,425  $ 10.26  -  $ 10.58  $   77,960           1.62%  0.70%   -   2.05%   13.22%  -   14.75%
         2005                   9,063     9.06  -     9.22      96,741           1.62   0.70    -   2.05     2.52   -    3.91
         2004                  11,740     8.84  -     8.87     122,996           0.96   0.70    -   2.05     8.35   -    9.82
         2003                  13,279     8.08  -     8.16     127,914           1.01   0.70    -   2.05    25.26   -   26.96
         2002                  13,650     6.36  -     6.51     104,609           1.01   0.70    -   2.05   -24.06   -  -23.03
      Strategist
         2006                   8,248    12.51  -    14.02     241,744           2.57   0.70    -   2.05    12.69   -   14.21
         2005                  10,340    11.10  -    12.27     271,309           1.90   0.70    -   2.05     6.13   -    7.57
         2004                  12,349    10.46  -    11.41     325,336           1.91   0.70    -   2.05     8.13   -    9.60
         2003                  14,584     9.68  -    10.41     366,549           1.65   0.70    -   2.05    23.68   -   25.36
         2002                  16,778     7.82  -     8.30     351,932           1.54   0.70    -   2.05   -11.72   -  -10.52
      Utilities
         2006                   5,184    10.03  -    10.73     132,186           1.99   0.70    -   2.05    17.88   -   19.48
         2005                   6,612     8.50  -     8.98     143,844           2.34   0.70    -   2.05    12.30   -   13.82
         2004                   7,513     7.57  -     7.89     157,840           2.49   0.70    -   2.05    18.21   -   19.82
         2003                   9,199     6.41  -     6.58     165,009           2.83   0.70    -   2.05    14.96   -   16.53
         2002                  11,242     5.57  -     5.65     179,523           2.79   0.70    -   2.05   -24.43   -  -23.40

Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts:
      Aggressive Equity
         (Class Y Shares)
         2006                   2,987    16.66  -    17.48      30,430           0.00   1.29    -   2.59     4.86   -    6.26
         2005                   2,999    15.88  -    16.45      28,565           0.00   1.29    -   2.59    19.56   -   21.15
         2004                   3,342    13.29  -    13.58      26,131           0.00   1.29    -   2.59     9.56   -   11.02
         2003                   3,669    12.13  -    12.23      25,091           0.00   1.29    -   2.59    21.26   -   22.34
         2002                   3,298     5.19  -     6.91      17,226           0.10   1.35    -   2.20   -24.52   -  -23.87
      Capital Growth
         (Class Y Shares)
         2002 (bp)                  -      N/A  -      N/A           -           0.27   1.35    -   2.20      N/A   -     N/A

(bp) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts
   (continued):
      Dividend Growth
         (Class Y Shares)
            2006               10,201  $ 14.19  -  $ 14.90  $  129,082           1.12%  1.29%   -   2.59%    7.97%  -    9.40%
            2005               11,696    13.15  -    13.62     135,625           1.08   1.29    -   2.59     2.63   -    4.00
            2004               11,891    12.81  -    13.10     132,693           1.43   1.29    -   2.59     5.41   -    6.81
            2003               11,170    12.15  -    12.26     114,227           1.65   1.29    -   2.59    21.52   -   22.60
            2002                8,696     7.42  -     8.04      68,923           1.99   1.35    -   2.20   -20.02   -  -19.33
      Equity
         (Class Y Shares)
            2006               10,777    14.79  -    15.53     110,189           0.00   1.29    -   2.59     1.23   -   55.26
            2005               12,195    14.61  -    15.14     119,287           0.00   1.29    -   2.59    14.85   -   16.38
            2004               13,667    12.72  -    13.01     112,120           0.22   1.29    -   2.59     7.99   -    9.43
            2003               14,125    11.78  -    11.88      98,665           0.14   1.29    -   2.59    17.80   -   18.84
            2002               11,901     5.31  -     8.10      63,832           0.19   1.35    -   2.30   -22.50   -  -19.01
      European Growth
         (Class Y Shares)
            2006                3,485    18.41  -    19.32      44,439           1.49   1.29    -   2.59    26.52   -   28.21
            2005                3,838    14.55  -    15.07      38,367           0.97   1.29    -   2.59     5.56   -    6.96
            2004                4,429    13.78  -    14.09      41,305           0.98   1.29    -   2.59     9.57   -   11.03
            2003                4,424    12.58  -    12.69      35,785           0.61   1.29    -   2.59    25.79   -   26.90
            2002                3,700     5.76  -     8.05      21,755           1.85   1.35    -   2.30   -22.58   -  -19.50
      Global Advantage
         (Class Y Shares)
            2006                1,036    16.33  -    17.15      10,541           0.55   1.29    -   2.59    15.29   -   16.83
            2005                1,190    14.17  -    14.68      10,387           0.05   1.29    -   2.59     3.69   -    5.07
            2004                1,302    13.66  -    13.97      10,869           0.30   1.29    -   2.59     9.38   -   10.84
            2003                1,276    12.49  -    12.60       9,194           0.74   1.29    -   2.59    24.92   -   26.03
            2002                1,033     4.95  -     8.06       5,212           0.66   1.35    -   2.30   -22.00   -  -19.42
      Global Dividend Growth
        (Class Y Shares)
            2006                4,671    17.59  -    18.47      72,767           1.74   1.29    -   2.59    18.46   -   20.04
            2005                5,317    14.85  -    15.38      69,331           1.47   1.29    -   2.59     3.43   -    4.81
            2004                5,319    14.36  -    14.68      65,871           1.37   1.29    -   2.59    11.68   -   13.17
            2003                4,330    12.86  -    12.97      46,680           1.63   1.29    -   2.59    28.57   -   29.71
            2002                2,607     7.89  -     8.13      20,621           1.86   1.35    -   2.30   -18.74   -  -13.89

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts
   (continued):
      High Yield
         (Class Y Shares)
            2006                3,372  $ 12.64  -  $ 13.27  $   28,708           6.71%  1.29%   -    2.59%    6.19% -   7.61%
            2005                4,278    11.90  -    12.33      33,289           7.05   1.29    -    2.59    -0.71  -   0.61
            2004                4,910    11.99  -    12.25      37,267           7.51   1.29    -    2.59     6.73  -   8.15
            2003                5,305    11.23  -    11.33      33,806           8.97   1.29    -    2.59    12.32  -  13.31
            2002                2,433     4.14  -     9.10      10,639          18.51   1.35    -    2.30    -8.99  -  -8.60
      Income Builder
         (Class Y Shares)
            2006                3,086    14.39  -    15.11      43,341           2.37   1.29    -    2.59    11.02  -  12.49
            2005                3,485    12.96  -    13.43      43,791           2.46   1.29    -    2.59     3.95  -   5.34
            2004                3,881    12.47  -    12.75      46,473           3.55   1.29    -    2.59     7.85  -   9.29
            2003                3,718    11.56  -    11.67      40,658           2.90   1.29    -    2.59    15.63  -  16.66
            2002                1,482     8.88  -     9.17      13,401           4.48   1.35    -    2.30   -11.23  -  -9.19
      Information
         (Class Y Shares)
            2006 (ae)               -      N/A  -      N/A           -           0.00   0.00    -    0.00      N/A  -    N/A
            2005                1,511    14.58  -    15.10       9,036           0.00   1.29    -    2.59    -2.38  -  -1.09
            2004                2,101    14.93  -    15.27      12,763           0.00   1.29    -    2.59     0.68  -   2.02
            2003                2,271    14.83  -    14.96      13,028           0.00   1.29    -    2.59    48.33  -  49.65
            2002                1,667     2.92  -     7.43       5,044           1.07   1.35    -    2.30   -44.05  - -25.69
      Limited Duration
         (Class Y Shares)
            2006               10,388     9.81  -    10.29     110,355           4.47   1.29    -    2.59     1.34  -   2.69
            2005               11,553     9.68  -    10.03     120,269           3.70   1.29    -    2.59    -1.11  -   0.20
            2004               11,437     9.79  -    10.00     120,213           4.01   1.29    -    2.59    -1.45  -  -0.13
            2003               11,259     9.93  -    10.02     120,623           3.95   1.29    -    2.59    -0.70  -   0.18
            2002                6,502    10.12  -    11.09      70,981           3.13   1.35    -    2.30     1.22  -   2.41
      Money Market
         (Class Y Shares)
            2006 (ae)           9,658     9.80  -    10.29      99,058           4.44   1.29    -    2.59     1.66  -   3.01
            2005                9,420     9.64  -     9.99      94,188           2.51   1.29    -    2.59     1.21  -  -0.11
            2004                8,639     9.65  -     9.87      85,984           0.59   1.29    -    2.59    -1.99  -  -0.68
            2003                8,984     9.85  -     9.94      90,996           0.40   1.29    -    2.59    -1.52  -  -0.64
            2002 (bq)          12,744     9.92  -    10.46     131,413           1.01   1.35    -    2.30    -0.78  -  -0.27

(ae) For the period beginning January 1, 2006, and ended June 23, 2006
(bq) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                               (000s)    Lowest to Highest    (000s)    Income Ratio*       Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts
   (continued):
      Pacific Growth
         (Class Y Shares)
            2004 (bo)               -  $   N/A  -  $   N/A  $        -           0.00%  1.29%   -    2.44%     N/A% -    N/A%
            2003                1,166    13.83  -    13.94       7,364           0.00   1.29    -    2.44    38.35  -  39.43
            2002                  631     3.94  -     6.09       2,619           0.00   1.35    -    2.20   -25.23  - -24.59
      Quality Income Plus
         (Class Y Shares)
            2006               16,996    10.78  -    11.31     205,030           5.01   1.29    -    2.59     2.62  -   3.98
            2005               16,194    10.50  -    10.88     191,363           4.85   1.29    -    2.59     0.41  -   1.75
            2004               14,099    10.46  -    10.69     170,081           5.24   1.29    -    2.59     2.35  -   3.72
            2003               11,264    10.22  -    10.31     136,406           5.95   1.29    -    2.59     2.20  -   3.11
            2002                8,406    10.33  -    12.04      99,130           5.73   1.35    -    2.30     3.28  -   3.85
      S&P 500 Index
         (Class Y Shares)
            2006               13,991    14.73  -    15.46     161,681           1.43   1.29    -    2.59    12.24  -  13.73
            2005               15,651    13.12  -    13.60     157,007           1.40   1.29    -    2.59     1.74  -   3.09
            2004               16,146    12.90  -    13.19     151,930           0.81   1.29    -    2.59     7.44  -   8.87
            2003               15,307    12.01  -    12.11     127,061           0.82   1.29    -    2.59    20.07  -  21.14
            2002               10,380     5.90  -     7.13      61,909           0.94   1.35    -    2.20   -24.35  - -23.71
      Strategist
         (Class Y Shares)
            2006                7,497    15.06  -    15.81      98,826           2.40   1.29    -    2.59    11.79  -  13.27
            2005                8,176    13.47  -    13.95      94,837           1.72   1.29    -    2.59     5.27  -   6.67
            2004                8,876    12.79  -    13.08      95,972           1.74   1.29    -    2.59     7.26  -   8.70
            2003                8,863    11.93  -    12.03      87,272           1.45   1.29    -    2.59    19.28  -  20.34
            2002                7,216     7.78  -     8.89      55,794           1.43   1.35    -    2.30   -11.32  - -11.06
      Utilities
         (Class Y Shares)
            2006                2,977    17.40  -    18.27      33,317           1.79   1.29    -    2.59    16.93  -  18.48
            2005                3,375    14.88  -    15.42      32,047           2.19   1.29    -    2.59    11.40  -  12.88
            2004                3,569    13.36  -    13.66      29,343           2.33   1.29    -    2.59    17.17  -  18.73
            2003                3,738    11.40  -    11.51      25,295           2.70   1.29    -    2.59    14.04  -  15.05
            2002                3,518     5.61  -     6.23      19,653           2.81   1.35    -    2.20   -24.76  - -24.11

(bo) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                       For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment        Expense                Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*      Ratio**              Return***
                              -------  -------------------  ----------  -------------  ------------------  -----------------
Investments in the Neuberger &
   Berman Advisors Management
   Trust Sub-Accounts:
      AMT Guardian
            2006                   -   $     -  -  $     -  $        -           0.00%  0.00%   -    0.00%    0.00% -   0.00%
            2005                   -         -  -        -           -           0.00   0.00    -    0.00     0.00  -   0.00
            2004                   1     12.62  -    12.62          10           0.13   1.59    -    1.59    13.99  -  13.99
            2003                   1     11.07  -    11.07           7           0.83   1.59    -    1.59    29.68  -  29.68
            2002                   1      8.54  -     8.54           6           0.76   1.59    -    1.59   -27.61  - -27.61
      AMT Mid-Cap Growth
            2006                 < 1     15.73  -    16.01           7           0.00   1.37    -    1.59    12.89  -  13.14
            2005                   2     13.93  -    14.38          32           0.00   1.15    -    1.59    11.95  -  12.44
            2004                   2     12.45  -    12.79          28           0.00   1.15    -    1.59    14.47  -  14.98
            2003                   2     10.87  -    11.12          25           0.00   1.15    -    1.59    26.05  -  26.61
            2002                   2      8.63  -     8.78          20           0.00   1.15    -    1.59   -30.46  - -30.15
      AMT Partners
            2006                   9     15.40  -    15.40         142           0.67   1.59    -    1.59    10.48  -  10.48
            2005                  11     13.94  -    13.94         159           0.96   1.59    -    1.59    16.19  -  16.19
            2004                  12     12.00  -    12.00         140           0.01   1.59    -    1.59    17.10  -  17.10
            2003                  12     10.25  -    10.25         121           0.00   1.59    -    1.59    32.96  -  32.96
            2002                  13      7.71  -     7.71          98           0.58   1.59    -    1.59   -25.34  - -25.34

Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced
            2006                 583     12.42  -    14.25       8,116           2.33   1.15    -    1.85     9.10  -   9.88
            2005                 808     11.38  -    12.97      10,497           1.81   1.15    -    1.85     1.97  -   2.70
            2004                 948     11.16  -    12.63      12,084           1.04   1.15    -    1.85     8.06  -   8.84
            2003               1,032     10.33  -    11.60      12,224           2.89   1.15    -    1.85    22.65  -  23.53
            2002               1,078      8.42  -     9.39      10,442           3.27   1.15    -    1.85   -12.06  - -11.43
      Oppenheimer Capital
         Appreciation
            2006               1,171      9.17  -    11.33      12,520           0.38   1.15    -    1.85     5.96  -   6.72
            2005               1,368      8.65  -    10.62      13,704           0.91   1.15    -    1.85     3.16  -   3.90
            2004               1,553     10.58  -    10.81      14,953           0.31   1.25    -    1.65     5.19  -   5.61
            2003               1,581     10.06  -    10.24      14,409           0.35   1.25    -    1.65    28.80  -  29.32
            2002               1,588      7.81  -     7.92      11,150           0.64   1.25    -    1.65   -28.06  - -27.77
      Oppenheimer Core
         Bond
            2006                 295     13.52  -    13.93       4,089           5.42   1.25    -    1.65     3.56  -   3.97
            2005                 347     13.06  -    13.40       4,634           5.38   1.25    -    1.65     0.91  -   1.32
            2004                 399     12.94  -    13.22       5,253           4.64   1.25    -    1.65     3.77  -   4.18
            2003                 386     12.47  -    12.69       4,894           4.79   1.25    -    1.65     5.03  -   5.45
            2002                 726     11.87  -    12.04       8,735           6.14   1.25    -    1.65     7.29  -   7.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer Global
         Securities
            2006                  635  $ 15.10  -  $ 19.97  $   12,151           1.05%  1.15%   -    1.85%  15.52%  -   16.35%
            2005                  731    13.07  -    17.16      12,029           1.00   1.15    -    1.85   12.20   -   13.00
            2004                  788    15.96  -    16.31      11,428           1.21   1.25    -    1.65   17.21   -   17.68
            2003                  857    13.61  -    13.86      10,485           0.67   1.25    -    1.65   40.68   -   41.25
            2002                  946     9.68  -     9.81       8,181           0.60   1.25    -    1.65  -23.41   -  -23.10
      Oppenheimer High
         Income
            2006                  144    13.16  -    13.36       1,908           7.32   1.25    -    1.45    7.85   -    8.07
            2005                  161    12.05  -    12.36       1,982           6.77   1.25    -    1.65    0.64   -    1.05
            2004                  174    11.97  -    12.23       2,117           5.84   1.25    -    1.65    7.18   -    7.61
            2003                  137    11.17  -    11.37       1,548           5.98   1.25    -    1.65   11.67   -   22.42
            2002                  115     9.22  -     9.28       1,062          11.89   1.25    -    1.45   -3.80   -   -3.61
      Oppenheimer Main
         Street
            2006                  751    11.19  -    11.43       8,286           1.20   1.15    -    1.85   12.90   -   13.71
            2005                  973     9.84  -    10.12       9,394           1.39   1.15    -    1.85    4.02   -    4.77
            2004                1,169     9.40  -     9.73      10,777           0.84   1.15    -    1.85    7.43   -    8.21
            2003                1,307     8.68  -     9.06      11,121           0.92   1.15    -    1.85   24.38   -   25.27
            2002                1,352     6.93  -     7.28       9,182           0.78   1.15    -    1.85  -20.30   -  -19.73
      Oppenheimer Main Street
         Small Cap Growth
            2006                  218    21.02  -    21.65       4,716           0.16   1.25    -    1.65   13.12   -   13.57
            2005                  238    18.58  -    19.06       4,521           0.00   1.25    -    1.65    8.13   -    8.56
            2004                  256    17.18  -    17.56       4,484           0.00   1.25    -    1.65   17.47   -   17.94
            2003                  230    14.63  -    14.89       3,423           0.00   1.25    -    1.65   42.00   -   42.57
            2002                  199    10.30  -    10.44       2,078           0.00   1.25    -    1.65  -17.13   -  -16.79
      Oppenheimer MidCap
         Fund (af)
            2006                  290     9.71  -    10.07       2,481           0.00   1.15    -    1.85    1.06   -    1.78
            2005                  351     9.54  -     9.97       2,923           0.00   1.15    -    1.85   10.26   -   11.05
            2004                  397     8.59  -     9.04       2,956           0.00   1.15    -    1.85   17.56   -   18.41
            2003                  431     7.26  -     7.69       2,741           0.00   1.15    -    1.85   23.27   -   24.16
            2002                  504     5.84  -     6.24       2,542           0.64   1.15    -    1.85  -29.13   -  -28.62
      Oppenheimer Strategic
         Bond
            2006                  426    13.98  -    15.36       6,285           4.52   1.15    -    2.00    5.34   -    6.26
            2005                  519    13.27  -    14.45       7,252           4.52   1.15    -    2.00    1.50   -   32.72
            2004                  565    13.32  -    14.24       7,816           5.17   1.15    -    1.85    6.66   -    7.43
            2003                  669    12.48  -    13.25       8,643           6.02   1.15    -    1.85   15.89   -   16.72
            2002                  704    10.77  -    11.35       7,829           6.54   1.15    -    1.85    5.46   -    6.21

(af) Previously known as Oppenheimer Aggressive Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer
         Balanced (SC)
            2006                2,694  $ 15.14  -  $ 15.99  $   42,541           1.92%  1.29%   -    2.59%   7.99%  -    9.43%
            2005                2,791    14.02  -    14.61      40,379           1.52   1.29    -    2.59    1.00   -    2.34
            2004                2,497    13.88  -    14.28      35,401           0.78   1.29    -    2.59    8.38   -   38.83
            2003                1,346    13.02  -    13.18      17,658           0.00   1.29    -    2.34   30.21   -   31.76
            2002 (ay)              19    10.68  -    10.71         207           0.00   1.29    -    2.24    6.84   -    7.06
      Oppenheimer Capital
         Appreciation (SC)
            2006                5,621    13.54  -    14.27      79,301           0.19   1.29    -    2.69    4.79   -    6.30
            2005                5,122    12.92  -    13.42      68,185           0.58   1.29    -    2.69    2.05   -    3.51
            2004                3,109    12.66       12.97      40,076           0.20   1.29    -    2.69    3.75   -    5.24
            2003 (aw)           1,236    12.23  -    12.32      15,196           0.00   1.29    -    2.64   22.35   -   23.23
      Oppenheimer Core
         Bond (SC)
            2006                3,076    10.29  -    10.59      32,374           1.98   1.29    -    2.54    2.88   -    3.58
            2005                  658    10.07  -    10.22       6,697           1.81   1.29    -    2.44    0.73   -    1.02
            2004 (az)              68    10.10  -    10.12         687           0.00   1.29    -    2.09    0.97   -    1.18
      Oppenheimer Global
         Securities (SC)
            2006                2,040    20.80  -    21.92      44,168           0.86   1.29    -    2.54   14.39   -   15.85
            2005                1,931    18.19  -    18.92      36,192           0.75   1.29    -    2.54   11.17   -   12.59
            2004                1,671    16.36  -    16.81      27,890           1.06   1.29    -    2.54   17.35   -   63.59
            2003                  945    14.20  -    14.32      13,485           0.00   1.29    -    1.99   42.00   -   43.23
            2002 (ay)              14    10.14  -    10.16         138           0.00   1.29    -    1.89    1.44   -    1.57
      Oppenheimer High
         Income (SC)
            2006                2,719    14.39  -    15.19      40,761           7.14   1.29    -    2.59    6.41   -    7.82
            2005                2,743    13.52  -    14.09      38,255           5.88   1.29    -    2.59   -0.63   -    0.69
            2004                2,292    13.61  -    13.99      31,835           4.80   1.29    -    2.59    7.33   -   36.05
            2003                1,079    12.95  -    13.04      14,015           0.00   1.29    -    1.89   29.46   -   30.39
            2002 (ay)              13    10.65  -    10.67         138           0.00   1.29    -    1.99    6.54   -    6.70

(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(az) For the period beginning October 1, 2004 and ended December 31, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts (continued):
      Oppenheimer Main
         Street (SC)
            2006                7,324  $ 15.27  -  $ 16.20  $  117,037           0.94%  1.29%   -    2.69%   11.68% -   13.28%
            2005                6,155    13.67  -    14.30      87,051           0.96   1.29    -    2.69     2.90  -    4.38
            2004                4,263    13.29  -    13.70      57,933           0.62   1.29    -    2.69     6.21  -    7.74
            2003                2,868    12.56  -    12.71      36,308           0.00   1.29    -    2.34    25.63  -   27.13
            2002 (ay)              96    10.16  -    10.19         979           0.00   1.29    -    2.24     1.65  -    1.86
      Oppenheimer Main Street
         Small Cap Growth (SC)
            2006                2,636    20.15  -    21.28      55,315           0.02   1.29    -    2.59    11.70  -   13.18
            2005                2,340    18.04  -    18.80      43,534           0.00   1.29    -    2.59     6.88  -    8.30
            2004                1,714    16.88  -    17.36      29,516           0.00   1.29    -    2.59    16.09  -   17.64
            2003                1,040    14.65  -    14.75      15,279           0.00   1.29    -    1.89    46.50  -   47.55
            2002                   36     9.89  -     9.89         367           0.00   1.50    -    1.50   -17.19  -  -17.19
      Oppenheimer MidCap
         Fund (Service Shares) (ag)
            2006                1,382    15.66  -    16.47      22,453           0.00   1.29    -    2.49     0.15  -    1.38
            2005                1,215    15.61  -    16.25      19,532           0.00   1.29    -    2.54     9.15  -   10.54
            2004                  946    14.31  -    14.70      13,794           0.00   1.29    -    2.54    16.40  -   17.89
            2003                  580    12.38  -    12.47       7,195           0.00   1.29    -    1.84    23.84  -   24.68
            2002 (ay)               7    10.06  -    10.07          68           0.00   1.29    -    1.74     0.59  -    0.69
      Oppenheimer Strategic
         Bond (SC)
            2006                9,618    13.20  -    14.00     132,951           4.00   1.29    -    2.69     4.36  -    5.85
            2005                8,740    12.65  -    13.22     114,446           3.64   1.29    -    2.69    -0.27  -    1.16
            2004                6,045    12.68  -    13.07      78,449           3.76   1.29    -    2.69     5.52  -    7.04
            2003                2,662    12.11  -    12.21      32,367           0.00   1.29    -    1.99    21.08  -   22.13
            2002 (ay)              73    10.54  -    10.56         771           0.00   1.29    -    2.24     5.38  -    5.60

Investments in the PIMCO
   Advisors Variable
   Insurance Trust Sub-Accounts:
      OpCap Balanced
            2006                    1    11.92  -    11.92          10           0.80   1.50    -    1.50     9.14  -    9.14
            2005                    1    10.92  -    10.92           9           0.28   1.50    -    1.50     1.20  -    1.20
            2004 (as) (bf)          1    10.79  -    10.79          10           0.00   1.50    -    1.50     7.94  -    7.94

(ag) Previously known as Oppenheimer Aggressive Growth (SC)
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(bf) On April 30, 2004, LSA Balanced merged into OpCap Balanced

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Accounts (continued):
      OpCap Small Cap
            2006                  < 1  $ 18.26  -  $ 18.26  $        2           0.00%   1.50%  -    1.50%  22.23%  -   22.23%
            2005                  < 1    14.94  -    14.94           2           0.00    1.50   -    1.50   -1.44   -   -1.44
            2004                  < 1    15.15  -    15.15           2           0.04    1.50   -    1.50   16.11   -   16.11
            2003                  < 1    13.05  -    13.05           1           0.00    1.50   -    1.50   40.52   -   40.52
            2002                  < 1     9.29  -     9.29           1           0.00    1.50   -    1.50  -22.81   -  -22.81
      PEA Science and
         Technology
            2005 (al)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2004                  < 1    11.73  -    11.73           1           0.00    1.50   -    1.50   -6.53   -   -6.53
            2003                  < 1    12.55  -    12.55           1           0.00    1.50   -    1.50   60.89   -   60.89
            2002                  < 1     7.80  -     7.80           1           0.00    1.50   -    1.50  -50.34   -  -50.34

Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
            2006                  < 1    11.72  -    11.72           3           3.19    1.50   -    1.50    0.66   -    0.66
            2005                  < 1    11.64  -    11.64           3           2.62    1.50   -    1.50    3.57   -    3.57
            2004                  < 1    11.24  -    11.24           2           1.92    1.50   -    1.50    3.98   -    3.98
            2003                  < 1    10.81  -    10.81           2           1.40    1.50   -    1.50    0.72   -    0.72
            2002                   10    10.73  -    10.73         108           1.96    1.50   -    1.50    6.58   -    6.58
      Money Market
            2006                    1    10.29  -    10.29           9           4.50    1.50   -    1.50    3.05   -    3.05
            2005                    1     9.99  -     9.99           9           1.89    1.50   -    1.50    1.23   -    1.23
            2004                    2     9.86  -     9.86          18           0.91    1.50   -    1.50   -0.63   -   -0.63
            2003                    1     9.93  -     9.93          14           0.71    1.50   -    1.50   -0.79   -   -0.79
            2002                    1    10.01  -    10.01           7           1.68    1.50   -    1.50   -0.12   -   -0.12
      PIMCO Total Return
            2006                    1    11.83  -    11.83          13           4.56    1.50   -    1.50    2.30   -    2.30
            2005                    1    11.56  -    11.56          10           5.05    1.50   -    1.50    0.91   -    0.91
            2004                  < 1    11.46  -    11.46           1           1.76    1.50   -    1.50    3.31   -    3.31
            2003                  < 1    11.09  -    11.09           1           1.71    1.50   -    1.50    3.46   -    3.46
            2002                   10    10.72  -    10.72         108           2.31    1.50   -    1.50    7.45   -    7.45
      PIMCO VIT Commodity
         Real Return Strategy
            2006 (x)              214     9.44  -     9.52       2,034           5.88    1.29   -    2.44   -5.58   -   -4.83

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(al) For the period beginning January 1, 2005 and ended May 1, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts (continued):
      PIMCO VIT Emerging
         Markets Bond
         (Admin Shares)
            2006 (x)               43  $ 10.65  -  $ 10.73  $      458           3.30%   1.29%  -    2.44%   6.48%  -    7.32%
      PIMCO VIT Real Return
         (Advisor Shares)
            2006 (x)              178    10.08  -    10.15       1,798           2.98    1.29   -    2.19    0.84   -    1.46
      PIMCO VIT Total Return
         (Advisor Shares)
            2006 (x)            1,168    10.25  -    10.33      12,031           3.13    1.29   -    2.39    2.51   -    3.29

Investments in the Putnam
   Variable Trust Sub-Accounts:
      VT American
         Government Income
            2006                4,029    11.94  -    13.46      49,819           4.18    0.80   -    2.15    1.01   -    2.40
            2005                4,674    11.82  -    13.14      56,674           3.27    0.80   -    2.15   -0.82   -    0.55
            2004                5,447    11.92  -    13.07      66,003           3.83    0.80   -    2.15    0.45   -    1.84
            2003                6,916    11.87  -    12.83      83,025           2.44    0.80   -    2.15   -0.63   -    0.74
            2002               11,733    11.94  -    12.74     141,661           1.69    0.80   -    2.15    6.53   -    8.00
      VT Asia Pacific Growth
            2002 (bq)               -      N/A  -      N/A           -           1.43    1.40   -    1.40     N/A   -     N/A
      VT Capital
         Appreciation
            2006                1,670     9.29  -    10.10      16,265           0.11    0.80   -    2.15    9.91   -   11.43
            2005                1,917     8.45  -     9.06      16,847           0.43    0.80   -    2.15    5.56   -    7.02
            2004                2,103     8.01  -     8.47      17,376           0.00    0.80   -    2.15   12.24   -   13.78
            2003                2,142     7.14  -     7.44      15,653           0.00    0.80   -    2.15   22.11   -   23.80
            2002                2,075     5.84  -     6.01      12,315           0.14    0.80   -    2.15  -41.57   -  -22.97
      VT Capital Opportunities
            2006                  446    18.29  -    18.98       8,302           0.09    0.80   -    1.80   13.15   -   14.30
            2005                  393    16.04  -    16.61       6,431           0.00    0.80   -    2.10    9.28   -   60.37
            2004                  233    14.95  -    15.20       3,508           4.42    0.80   -    1.80   16.00   -   17.18
            2003 (aw)             105    12.88  -    12.97       1,361           0.00    0.80   -    1.80   28.84   -   29.72
      VT Discovery Growth
            2006                2,971     5.29  -     5.75      16,757           0.00    0.80   -    2.15    8.69   -   10.18
            2005                3,413     4.87  -     5.22      17,568           0.00    0.80   -    2.15    4.95   -    6.39
            2004                4,137     4.64  -     4.91      20,140           0.00    0.80   -    2.15    5.26   -    6.72
            2003                4,528     4.41  -     4.60      20,769           0.00    0.80   -    2.15  -55.93   -   30.95
            2002                4,603     3.42  -     3.51      16,187           0.00    0.80   -    2.10  -31.06   -  -30.14

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(bq) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Diversified Income
            2006                5,915  $ 13.71  -  $ 15.14  $   83,598           5.74%   0.80%  -    2.15%   4.01%  -    5.45%
            2005                6,486    13.18  -    14.36      87,435           7.39    0.80   -    2.15    0.84   -    2.23
            2004                6,968    13.07  -    14.05      92,393           9.33    0.80   -    2.15    6.85   -    8.33
            2003                7,546    12.23  -    12.97      92,890           8.88    0.80   -    2.15   17.47   -   19.09
            2002                7,583    10.41  -    10.89      78,835           8.53    0.80   -    2.15    3.63   -    5.06
      VT Equity Income
            2006                2,267    15.73  -    16.54      36,750           1.08    0.80   -    2.15   16.30   -   17.90
            2005                2,057    13.53  -    14.03      28,456           0.96    0.80   -    2.15    3.24   -    4.66
            2004                1,611    13.10  -    13.41      21,402           0.00    0.80   -    2.15   10.92   -   31.03
            2003 (aw)             786    11.99  -    12.09       9,460           0.66    0.80   -    2.00   19.88   -   20.86
      VT The George Putnam
         Fund of Boston
            2006               16,006    13.69  -    13.89     211,492           2.56    0.80   -    2.69    8.92   -   11.03
            2005               19,864    12.33  -    12.75     237,197           2.01    0.80   -    2.69    1.21   -    3.17
            2004               20,326    11.95  -    12.60     235,336           1.86    0.80   -    2.69    5.30   -    7.34
            2003               19,241    11.24  -    12.16     206,716           0.00    1.29   -    2.59   12.42   -   21.58
            2002               16,695     9.59  -    10.50     152,666           2.32    0.80   -    2.24   -9.48   -    5.02
      VT Global Asset
         Allocation
            2006                3,913    12.31  -    15.01      51,614           2.53    0.80   -    2.59    9.94   -   11.96
            2005                3,355    10.99  -    13.65      39,386           1.08    0.80   -    2.59    4.21   -    6.12
            2004                2,842    10.36  -    13.10      30,774           2.74    0.80   -    2.59    6.28   -    8.24
            2003                2,429    12.40  -    12.51      23,896           0.00    1.29   -    1.99   24.02   -   25.10
            2002                1,970     7.44  -     7.92      15,333           1.79    0.80   -    2.15  -25.60   -  -13.22
      VT Global Equity
            2006                6,002     7.04  -     9.67      59,229           0.34    0.80   -    2.15   20.58   -   22.23
            2005                6,652     5.84  -     7.91      54,086           0.79    0.80   -    2.15    6.45   -    7.91
            2004                7,523     5.48  -     7.33      57,172           1.99    0.80   -    2.15   11.24   -   12.77
            2003                8,402     4.93  -     6.50      57,065           0.94    0.80   -    2.15   26.45   -   28.20
            2002                9,465     3.90  -     5.07      50,470           0.06    0.80   -    2.15  -24.07   -  -23.02
      VT Growth and Income
            2006               44,194    13.92  -    16.70     557,237           1.56    0.70   -    2.69   12.80   -   15.10
            2005               53,314    12.09  -    14.80     585,599           1.57    0.70   -    2.69    2.41   -    4.50
            2004               60,631    11.57  -    14.46     638,184           1.57    0.70   -    2.69    8.12   -   10.34
            2003               65,400    10.49  -    12.22     621,839           1.62    0.70   -    2.44   22.22   -   26.49
            2002               65,741     8.15  -     8.29     486,817           1.59    0.70   -    2.30  -19.55   -  -18.46

(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Growth Opportunities
            2006                4,517  $  4.38  -  $  4.82  $   20,995           0.06%   0.80%  -    2.15%   6.23%  -    7.69%
            2005                5,332     4.12  -     4.48      23,150           0.63    0.80   -    2.15    1.87   -    3.28
            2004                6,236     4.05  -     4.33      26,369           0.00    0.80   -    2.15   -0.44   -    0.93
            2003                6,739     4.07  -     4.29      28,422           0.00    0.80   -    2.15  -59.35   -   22.07
            2002                7,169     3.44  -     3.52      24,897           0.00    0.80   -    2.10  -30.97   -  -30.06
      VT Health Sciences
            2006                5,445    12.97  -    13.17      67,227           0.32    0.80   -    2.49    0.24   -    1.97
            2005                6,508    12.92  -    12.94      79,355           0.06    0.80   -    2.49   10.39   -   12.29
            2004                7,307    11.50  -    11.72      79,846           0.18    0.80   -    2.49    4.46   -    6.27
            2003                7,941    11.24  -    11.37      81,918           0.00    1.29   -    2.34   12.39   -   13.73
            2002                8,461     7.48  -     9.22      74,293           0.00    0.80   -    2.15  -22.06   -  -20.98
      VT High Yield
            2006                6,642    14.72  -    15.40      97,207           7.59    0.80   -    2.59    7.67   -    9.64
            2005                7,310    13.43  -    14.31      97,237           8.04    0.80   -    2.59    0.43   -    2.27
            2004                7,790    13.13  -    14.24     100,363           7.97    0.80   -    2.59    9.66   -   42.44
            2003                8,620    13.33  -    13.43     100,371           4.98    1.29   -    1.89   33.33   -   34.28
            2002                6,086    10.31  -    10.31      54,823           2.38    1.50   -    1.50   -2.21   -   -2.21
      VT Income
            2006               17,751    10.69  -    13.69     214,023           4.26    0.80   -    2.59    1.82   -    3.69
            2005               17,575    10.50  -    13.20     208,386           3.13    0.80   -    2.59   -0.28   -    1.54
            2004               16,891    10.53  -    13.00     201,496           4.05    0.80   -    2.59    3.60   -    5.30
            2003               16,918    10.43  -    10.51     198,574           0.00    1.29   -    1.89    4.30   -    5.07
            2002               15,331    10.17  -    12.12     179,131           4.70    0.80   -    2.24    1.73   -    7.02
      VT International Equity
            2006               21,968    12.65  -    19.36     332,657           0.60    0.70   -    2.59   24.42   -   26.83
            2005               22,597     9.98  -    15.56     268,560           1.40    0.70   -    2.59    9.30   -   11.42
            2004               23,292     8.96  -    14.24     247,472           1.42    0.70   -    2.59   13.19   -   15.38
            2003               24,059     7.76  -    12.58     220,214           0.79    0.70   -    2.59   25.77   -   27.63
            2002               23,691     6.08  -     8.05     165,713           0.75    0.70   -    2.30  -19.46   -  -18.24
      VT International Growth
         and Income
            2006                4,476    14.50  -    16.75      73,975           1.15    0.80   -    2.15   24.50   -   26.21
            2005                4,420    11.64  -    13.27      58,280           0.81    0.80   -    2.15   11.65   -   13.19
            2004                4,427    10.43  -    11.72      51,803           1.15    0.80   -    2.15   18.38   -   20.01
            2003                3,946    12.55  -    12.55      38,739           1.40    1.50   -    1.50   35.78   -   35.78
            2002                4,193     9.24  -     9.24      30,279           0.52    1.50   -    1.50  -15.06   -  -15.06

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT International New
         Opportunities
            2006                3,427  $  8.08  -  $ 11.70  $   40,874           1.30%   0.80%  -    2.15%  23.43%  -   25.13%
            2005                3,636     6.55  -     9.35      35,417           0.64    0.80   -    2.15   15.83   -   17.42
            2004                3,533     5.65  -     7.96      29,412           0.97    0.80   -    2.15   10.91   -   12.44
            2003                3,723     5.10  -     7.08      27,875           0.29    0.80   -    2.15   30.35   -   32.14
            2002                4,098     3.91  -     5.36      23,437           0.66    0.80   -    2.15  -60.90   -  -14.32
      VT Investors
            2006               18,055     9.08  -    15.68     172,343           0.41    0.80   -    2.44   11.16   -   13.02
            2005               20,335     8.03  -    14.10     170,024           0.99    0.80   -    2.44    6.16   -    7.94
            2004               23,064     7.44  -    13.28     177,118           0.46    0.80   -    2.44    9.89   -   11.74
            2003               25,682    12.09  -    12.18     176,160           0.00    1.29   -    2.44   20.89   -   21.84
            2002               28,543     5.28  -    10.39     152,912           0.16    0.80   -    2.24  -24.48   -    3.95
      VT Mid Cap Value
            2006                1,083    17.81  -    18.72      19,862           0.22    0.80   -    2.15   12.60   -   14.15
            2005                  983    15.81  -    16.40      15,895           0.18    0.80   -    2.15   10.03   -   11.54
            2004                  568    14.37  -    14.70       8,269           0.00    0.80   -    2.15   12.96   -   14.52
            2003 (aw)             208    12.72  -    12.84       2,666           0.53    0.80   -    2.15   27.23   -   28.40
      VT Money Market
            2006               14,482     9.75  -    11.46     150,672           4.27    0.80   -    2.54   -2.54   -    3.54
            2005                9,815     9.57  -    11.07      99,786           2.61    0.80   -    2.59   -0.12   -    1.71
            2004                7,635     9.58  -    10.88      77,879           0.66    0.80   -    2.59   -4.24   -   -0.15
            2003                8,105     9.75  -     9.91      84,932           0.07    1.29   -    2.69   -2.45   -   -0.86
            2002               10,198    10.43  -    10.93     110,594           1.22    0.80   -    2.10   -0.93   -    0.38
      VT New Opportunities
            2006               13,161     7.96  -    16.22     109,501           0.00    0.80   -    2.69    5.65   -    7.69
            2005               15,595     7.39  -    15.35     121,531           0.11    0.80   -    2.69    7.05   -    9.12
            2004               17,915     6.77  -    14.34     128,471           0.00    0.80   -    2.69    7.34   -    9.43
            2003               20,301    13.42  -    13.58     132,129           0.00    1.29   -    2.34   34.20   -   35.80
            2002               21,511     4.71  -    10.37     104,036           0.00    0.80   -    2.24  -31.07   -    3.66
      VT New Value
            2006               11,867    12.26  -    18.40     201,899           1.05    0.80   -    2.59   13.02   -   15.09
            2005               11,846    10.85  -    15.98     177,051           0.80    0.80   -    2.59    5.05   -    8.51
            2004               10,073    15.22  -    16.24     144,451           0.80    0.80   -    2.59   14.50   -   62.44
            2003                9,303    14.51  -    14.51     115,740           0.00    2.14   -    2.14   45.11   -   45.11
            2002                8,561    10.01  -    10.11      80,131           0.91    0.80   -    2.15  -17.42   -  -16.28

(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT OTC & Emerging
         Growth
            2006                6,258  $  2.37  -  $  4.61  $   29,518           0.00%   0.80%  -    2.10%  10.05%  -   11.51%
            2005                7,201     2.15  -     4.13      30,905           0.00    0.80   -    2.10    5.60   -    7.00
            2004                8,536     2.04  -     3.86      34,313           0.00    0.80   -    2.10    6.25   -    7.66
            2003                9,070     1.92  -     3.59      34,595           0.00    0.80   -    2.10   32.87   -   34.63
            2002                9,824     1.45  -     2.66      28,362           0.00    0.80   -    2.10  -33.65   -  -32.76
      VT Research
            2006                8,102    10.20  -    15.25      84,868           0.56    0.80   -    2.34    8.71   -   10.42
            2005                9,811     9.24  -    13.96      93,506           0.84    0.80   -    2.49    2.40   -    4.17
            2004               11,404     8.87  -    13.63     104,637           0.00    0.80   -    2.49    4.88   -    6.70
            2003               12,617    13.15  -    13.15     108,268           0.00    1.49   -    1.49   31.48   -   31.48
            2002               13,162     5.79  -     6.68      89,316           0.56    0.80   -    2.15  -23.88   -  -22.83
      VT Small Cap Value
            2006                7,373    16.19  -    16.92     164,020           0.33    0.70   -    2.30   14.64   -   16.48
            2005                8,460    14.13  -    14.53     164,487           0.17    0.70   -    2.30    4.58   -    6.29
            2004                9,526    13.51  -    13.67     176,588           0.34    0.70   -    2.30   23.31   -   25.33
            2003               10,165    10.91  -    10.95     152,271           0.33    0.70   -    2.30    9.54   -   48.60
            2002                9,542     7.34  -     7.50      99,845           0.00    0.70   -    2.20  -26.60   -  -25.03
      VT Technology
            2002 (bq)               -      N/A  -      N/A           -           0.00    0.80   -    2.10     N/A   -     N/A
      VT Utilities Growth and
         Income
            2006                3,637    13.17  -    21.51      50,959           2.86    0.80   -    2.69   23.63   -   26.02
            2005                4,306    10.45  -    17.40      48,184           1.93    0.80   -    2.69    5.66   -    7.71
            2004                4,572     9.71  -    16.47      47,881           2.12    0.80   -    2.69   18.33   -   20.63
            2003                4,726    14.07  -    14.14      40,109           0.00    1.29   -    1.79   40.74   -   41.45
            2002                5,011     6.33  -     6.50      33,396           3.54    0.80   -    2.15  -25.72   -  -24.69
      VT Vista
            2006                8,515    10.17  -    17.36      87,412           0.00    0.80   -    2.69    2.62   -    4.61
            2005                9,919     9.72  -    16.91      97,783           0.00    0.80   -    2.69    9.14   -   11.25
            2004               11,018     8.74  -    15.50      98,090           0.00    0.80   -    2.69   15.42   -   17.66
            2003               11,475    13.49  -    13.65      85,718           0.00    1.29   -    2.34   34.85   -   36.46
            2002               10,931     5.62  -    10.36      59,768           0.00    0.80   -    2.24  -31.16   -    3.60
      VT Voyager
            2006               33,891     6.83  -    13.24     303,969           0.11    0.70   -    2.69    2.61   -    4.70
            2005               41,527     6.52  -    12.90     354,385           0.66    0.70   -    2.69    2.86   -    4.96
            2004               47,857     6.21  -    12.55     386,065           0.25    0.70   -    2.69    2.21   -    4.30
            2003               51,674     5.96  -    11.65     392,809           0.34    0.70   -    2.59   16.48   -   24.04
            2002               49,652     4.80  -     7.94     292,166           0.59    0.70   -    2.30  -27.04   -  -20.58

(bq) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Rydex
   Variable Trust
   Sub-Account:
      Rydex OTC
         2006                     < 1  $ 13.09  -  $ 13.09  $        5           0.00%  1.50%   -    1.50%   4.19%  -    4.19%
         2005                     < 1    12.57  -    12.57           4           0.00   1.50    -    1.50   -0.40   -   -0.40
         2004                     < 1    12.62  -    12.62         < 1           0.00   1.50    -    1.50    7.71   -    7.71
         2003                     < 1    11.71  -    11.71         < 1           0.00   1.50    -    1.50   43.24   -   43.24
         2002                     < 1     8.18  -     8.18         < 1           0.00   1.50    -    1.50  -18.23   -  -18.23

Investments in the Scudder
   Variable Series I
   Sub-Accounts:
      21st Century Growth
         2005 (am)                  -      N/A  -      N/A           -           0.00   0.70    -    0.80     N/A   -     N/A
         2004                      94     8.57  -     8.62         808           0.00   0.70    -    0.80    9.97   -   10.08
         2003                      84     7.79  -     7.83         657           0.00   0.70    -    0.80   29.83   -   29.96
         2002                      95     6.00  -     6.02         572           0.00   0.70    -    0.80  -41.72   -  -41.66
      Balanced
         2005 (an)                  -      N/A  -      N/A           -           6.03   0.70    -    0.80     N/A   -     N/A
         2004                     241    11.46  -    11.53       2,770           1.72   0.70    -    0.80    5.63   -    5.74
         2003                     297    10.85  -    10.90       3,237           2.45   0.70    -    0.80   16.99   -   17.11
         2002                     306     9.27  -     9.31       2,848           2.85   0.70    -    0.80  -15.75   -  -15.67

Investments in the Scudder
   Variable Series II
   Sub-Accounts:
      Growth
         2005 (ao)                  -      N/A  -      N/A           -           1.67   0.70         0.80     N/A   -     N/A
         2004                     102     7.60  -     7.65         782           0.28   0.70    -    0.80    4.30   -    4.41
         2003                     115     7.29  -     7.32         842           0.11   0.70    -    0.80   23.72   -   23.84
         2002                     127     5.89  -     5.91         748           0.00   0.70    -    0.80  -29.97   -  -29.90

(ao) On April 29, 2005, Growth merged into Capital Growth
(an) On April 29, 2005, Balanced merged into Total Return
(am) On April 29, 2005, 21st Century Growth merged into Small Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts:
      STI Capital Appreciation
            2006                1,120  $ 10.35  -  $ 11.68  $   21,018           0.27%  1.15%   -    2.34%   8.24%  -    9.56%
            2005                1,599     9.45  -    10.79      28,572           0.13   1.15    -    2.34   -3.21   -   -2.03
            2004                2,222    11.15  -    11.33      41,879           0.26   1.29    -    2.34    4.26   -    5.38
            2003                2,820    10.70  -    10.75      51,754           0.00   1.29    -    2.34    6.96   -    7.49
            2002                3,408     7.25  -     7.80      54,593           0.00   1.15    -    1.85  -23.33   -  -22.78
      STI International Equity
            2006                  230    14.06  -    19.39       4,133           1.17   1.15    -    1.89   22.14   -   23.06
            2005                  321    11.42  -    15.87       4,711           2.30   1.15    -    1.89   10.83   -   11.67
            2004                  432    14.32  -    14.45       5,713           2.15   1.29    -    1.89   17.81   -   43.23
            2003                  582    12.26  -    12.27       6,619           0.00   1.29    -    1.49   22.55   -   22.67
            2002                  707     6.39  -     9.00       5,935           0.00   1.15    -    1.80  -19.52   -  -10.04
      STI Investment Grade
         Bond
            2006                  689    10.30  -    13.35       9,070           4.34   1.15    -    2.39    1.88   -    3.17
            2005                  900    10.11  -    12.94      11,870           3.83   1.15    -    2.39    1.00   -    1.14
            2004                1,161    10.19  -    10.31      15,624           3.53   1.29    -    2.04    1.95   -    2.83
            2003                1,419     9.99  -    10.03      19,066           1.28   1.29    -    1.99   -0.07   -    0.26
            2002                1,676    10.86  -    12.16      22,145           4.61   1.15    -    1.85    5.41   -    6.17
      STI Large Cap Relative
         Equity
            2006                  367    13.84  -    15.32       5,013           1.22   1.15    -    2.19   13.66   -   14.87
            2005                  444    12.04  -    13.48       5,271           0.95   1.15    -    2.19    6.65   -    7.78
            2004                  476    12.64  -    12.81       5,210           1.19   1.29    -    2.19   12.83   -   26.43
            2003                  427    11.32  -    11.36       4,051           0.55   1.29    -    1.89   13.25   -   13.56
            2002                  421     7.34  -     7.91       3,193           0.71   1.15    -    1.85  -22.06   -  -21.50
      STI Large Cap Value
         Equity
            2006                1,011    14.27  -    15.37      22,014           1.40   1.15    -    2.19   19.79   -   21.07
            2005                1,458    11.79  -    12.83      27,023           1.56   1.15    -    2.19    1.48   -    2.57
            2004                1,933    12.65  -    12.82      35,540           1.83   1.29    -    2.19   26.47   -   28.18
            2003                2,453    11.23  -    11.25      40,351           1.06   1.49    -    1.89   12.31   -   12.52
            2002                3,023     8.29  -     9.45      41,280           1.56   1.15    -    2.05  -17.94   -   -5.55
      STI Mid-Cap Equity
            2006                  480    12.12  -    15.82       8,465           0.39   1.15    -    2.09    8.41   -    9.46
            2005                  639    11.07  -    14.59      10,606           0.44   1.15    -    2.09   11.94   -   13.02
            2004                  822    13.03  -    13.19      12,560           0.83   1.29    -    2.09   15.31   -   30.33
            2003                1,034    11.41  -    11.44      14,088           0.66   1.29    -    1.89   14.06   -   14.38
            2002                1,247     6.61  -     9.07      13,526           0.00   1.15    -    2.05  -29.92   -  -29.27

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -----------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                                 -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts (continued):
      STI Quality Growth Stock
            2002 (br)                  -  $   N/A  -  $   N/A  $        -           0.00%  1.60%   -    1.60%    N/A%  -     N/A%
      STI Small Cap Value
         Equity
            2006                     439    18.26  -    29.66      10,021           0.45   1.15    -    2.39   13.34   -   14.78
            2005                     526    16.11  -    25.84      10,668           0.44   1.15    -    2.39   10.63   -   61.15
            2004                     642    14.81  -    15.00      11,863           0.38   1.29    -    2.14   21.53   -   22.59
            2003                     727    12.18  -    12.23      11,047           0.27   1.29    -    2.14   21.84   -   22.33
            2002                     796    11.70  -    13.90       8,837           0.65   1.15    -    2.05   -3.22   -   -2.33

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF
         Emerging Markets
         Equity
            2006                   3,270    17.07  -    25.15      63,047           0.75   0.70    -    2.20   34.17   -   36.19
            2005                   3,778    12.53  -    20.03      54,052           0.36   0.70    -    2.20   30.95   -   32.92
            2004                   3,920     9.43  -    14.32      43,013           0.66   0.70    -    2.20   20.41   -   22.26
            2003                   3,702     7.71  -    12.70      33,517           0.00   0.70    -    2.20   46.42   -   48.63
            2002                   3,528     5.19  -     8.68      21,572           0.00   0.70    -    2.20  -10.88   -   -9.54
      Van Kampen UIF
         Equity Growth
            2006                   5,948     8.55  -    12.19      58,189           0.00   0.70    -    2.69    1.31   -    3.38
            2005                   7,010     8.27  -    12.03      67,276           0.48   0.70    -    2.69   12.61   -   14.90
            2004 (bg) (bh) (bl)    8,272     7.20  -    10.68      70,049           0.19   0.70    -    2.69    6.83   -    7.02
            2003                   7,339     6.73  -     8.28      56,500           0.00   0.70    -    2.20   22.21   -   24.06
            2002                   7,483     5.42  -     6.78      47,739           0.15   0.70    -    2.20  -29.44   -  -28.37
      Van Kampen UIF
         Fixed Income
            2006                     151    12.03  -    14.03       1,863           3.95   1.15    -    1.85    1.82   -    2.55
            2005                     175    11.81  -    13.68       2,108           3.18   1.15    -    1.85    2.29   -    3.03
            2004                     246    11.55  -    13.28       2,892           4.08   1.15    -    1.85    2.44   -    3.17
            2003                     198    11.27  -    12.87       2,267           0.06   1.15    -    1.65    2.70   -   28.67
            2002                     126    10.98  -    11.07       1,398           5.84   1.35    -    1.85    5.34   -    5.88

(bg) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(bh) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(bl) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(br) For the period beginning January 1, 2002 and ended September 6, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF Global
         Value Equity
            2006                    4  $ 13.17  -  $ 16.03  $       54           1.59%   1.15%  -    1.85%  18.97%  -   19.83%
            2005                    4    11.07  -    13.38          47           1.04    1.15   -    1.85    3.88   -    4.62
            2004                    4    10.66  -    12.79          41           0.73    1.15   -    1.85   11.44   -   12.24
            2003                    4     9.56  -    11.39          38           0.00    1.15   -    1.85   26.58   -   27.49
            2002                    5     7.55  -     8.94          41           1.64    1.15   -    1.85  -18.41   -  -17.82
      Van Kampen UIF
         High Yield
            2006                    1    13.61  -    13.61           9           8.01    1.50   -    1.50    7.00   -    7.00
            2005                    1    12.72  -    12.72           8           0.76    1.50   -    1.50   -0.45   -   -0.45
            2004                   27    12.78  -    12.78         351           6.02    1.50   -    1.50    7.84   -    7.84
            2003                   28    11.85  -    11.85         326           0.00    1.50   -    1.50   23.83   -   23.83
            2002                   12     9.57  -     9.57         111          18.80    1.50   -    1.50   -8.66   -   -8.66
      Van Kampen UIF
         International Magnum
            2006                3,317    12.50  -    14.05      40,739           0.09    0.70   -    2.20   22.42   -   24.26
            2005                3,465    10.06  -    11.48      34,680           1.20    0.70   -    2.20    8.66   -   10.30
            2004                3,705     9.12  -    10.56      34,028           2.75    0.70   -    2.20   14.84   -   16.57
            2003                3,576     7.82  -    10.06      28,529           0.14    0.70   -    2.20   24.62   -   26.53
            2002                2,993     6.18  -     7.38      19,088           1.10    0.70   -    2.20  -18.63   -  -17.39
      Van Kampen UIF
         Mid Cap Growth
            2006                2,642    15.28  -    15.85      40,057           0.00    0.70   -    2.30    6.80   -    8.51
            2005                2,911    14.31  -    14.60      41,086           0.00    0.70   -    2.30   14.88   -   16.75
            2004                2,992    12.46  -    12.51      36,518           0.00    0.70   -    2.30   18.80   -   20.75
            2003                2,559    10.36  -    10.49      26,112           0.00    0.70   -    2.30   38.51   -   40.78
            2002 (bs)             895     7.36  -     7.57       6,544           0.00    0.70   -    2.30  -26.42   -  -24.29
      Van Kampen UIF
         U.S. Mid Cap Value
            2006                9,904    14.41  -    17.00     141,489           0.28    0.70   -    2.69   17.46   -   19.86
            2005               11,514    12.26  -    14.18     138,619           0.31    0.70   -    2.69    9.30   -   11.53
            2004 (bj) (bm)     12,988    11.22  -    12.71     141,466           0.02    0.70   -    2.69   12.22   -   13.79
            2003               11,927    10.67  -    11.17     114,608           0.00    0.70   -    2.30   38.26   -   40.52
            2002               10,997     7.71  -     7.95      75,856           0.00    0.70   -    2.30  -28.53   -  -22.85

(bj) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(bm) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(bs) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
         U.S. Real Estate
            2006                2,397  $ 24.84  -  $ 40.50  $   79,513           1.10%   0.70%  -    2.30%  34.92%  -   37.09%
            2005                2,895    18.41  -    29.54      70,733           1.20    0.70   -    2.30   14.37   -   16.24
            2004                3,448    16.10  -    25.42      73,302           1.55    0.70   -    2.30   33.26   -   35.44
            2003                3,895    12.08  -    18.77      61,784           0.00    0.70   -    2.30   35.28   -   37.50
            2002                3,779     8.93  -    13.65      44,043           3.91    0.70   -    2.30  -10.71   -   -2.15
      Van Kampen UIF
         Value
            2006                   22    14.58  -    17.11         342           1.68    1.15   -    2.00   14.56   -   15.56
            2005                   26    12.72  -    14.81         347           1.32    1.15   -    2.00    3.37   -   27.24
            2004                   25    13.72  -    14.33         337           0.95    1.15   -    1.65   15.91   -   16.49
            2003                   24    11.83  -    12.30         277           0.00    1.15   -    1.65   31.89   -   32.55
            2002                   22     8.97  -     9.28         193           0.98    1.15   -    1.65  -23.43   -  -23.05
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Active
         International Allocation
         (Class II)
            2003 (bt)               -    11.79  -    11.87           -           0.00    1.29   -    2.69   17.94   -   18.75
            2002 (ay)               1    10.25  -    10.26          15           3.56    1.29   -    1.69    2.55   -    2.64
      Van Kampen UIF
         Emerging Markets
         Debt (Class II)
            2006                1,755    14.19  -    14.89      29,699           8.87    1.29   -    2.59    7.94   -    9.38
            2005                1,663    13.61  -    16.11      25,554           7.44    1.29   -    2.59    9.24   -   10.69
            2004                1,248    12.03  -    12.30      17,171           7.13    1.29   -    2.59    7.23   -    8.66
            2003                  347    11.22  -    13.96       4,296           0.00    1.29   -    2.59   12.19   -   39.60
            2002 (ay)             < 1    11.07  -    11.07         < 1          15.98    1.29   -    1.29   10.69   -   10.69
      Van Kampen UIF
         Emerging Markets
         Equity (Class II)
            2006                1,095    30.84  -    32.37      34,945           0.75    1.29   -    2.59   33.63   -   35.40
            2005                  903    23.08  -    23.91      21,348           0.35    1.29   -    2.59   30.31   -   32.05
            2004                  471    17.71  -    18.10       8,467           0.70    1.29   -    2.59   21.41   -   77.09
            2003 (aw)             272    14.78  -    14.91       4,043           0.00    1.29   -    2.59   47.81   -   49.12

(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(bt) For the period beginning January 1, 2003 and ended October 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
         Equity and Income
         (Class II)
            2006                6,061  $ 14.36  -  $ 15.07  $   83,763           1.17%   1.29%  -    2.59%   9.67%  -   11.13%
            2005                4,725    13.09  -    13.56      58,796           0.67    1.29   -    2.59    4.61   -    6.00
            2004                1,935    12.51  -    12.79      23,296           0.00    1.29   -    2.59    8.63   -   10.08
            2003 (aw)             561    11.52  -    11.62       6,494           0.88    1.29   -    2.59   15.19   -   16.22
      Van Kampen UIF
         Equity Growth
         (Class II)
            2006                1,385    13.82  -    14.51      18,809           0.00    1.29   -    2.59    1.13   -    2.48
            2005                1,530    12.27  -    13.67      20,355           0.35    1.29   -    2.59   12.50   -   13.99
            2004                1,411    12.15  -    12.42      16,668           0.12    1.29   -    2.59    4.65   -    6.04
            2003 (aw)             602    11.61  -    11.71       7,030           0.00    1.29   -    2.59   16.11   -   17.15
      Van Kampen UIF
         Global Franchise
         (Class II)
            2006                6,893    17.22  -    18.08     113,948           1.43    1.29   -    2.59   18.37   -   19.95
            2005                5,284    12.30  -    14.55      74,280           0.00    1.29   -    2.59    9.08   -   10.54
            2004                2,482    13.34  -    13.64      32,544           0.15    1.29   -    2.59    9.85   -   11.31
            2003 (aw)             758    12.14  -    12.25       9,257           0.00    1.29   -    2.59   21.43   -   22.51
      Van Kampen UIF
         Int'l Growth Equity
         (Class II)
            2006 (x)              351    10.68  -    10.76       3,765           0.28    1.29   -    2.44    6.76   -    7.61
      Van Kampen UIF
         Mid Cap Growth
         (Class II)
            2006 (ah)           3,035    18.69  -    19.62      49,627           0.00    1.29   -    2.59    6.32   -    7.73
            2005                1,949    17.58  -    18.21      35,035           0.00    1.29   -    2.59   14.27   -   15.79
            2004                1,348    15.38  -    15.73      21,019           0.00    1.29   -    2.59   18.33   -   19.91
            2003 (aw)             785    13.00  -    13.12      10,262           0.00    1.29   -    2.59   30.00   -   31.16

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF Small
         Company Growth
         (Class II)
            2006                1,425  $ 18.74  -  $ 19.67  $   27,591           0.00%  1.29 %  -    2.59%  10.40%  -   87.42 %
            2005                1,560    17.20  -    17.82      27,468           0.00   1.29    -    2.59    9.97   -   11.43
            2004                1,507    15.64  -    15.99      23,918           0.00   1.29    -    2.59   15.87   -   17.41
            2003 (aw)           1,035    13.50  -    13.62      14,062           0.00   1.29    -    2.59   35.01   -   36.21
      Van Kampen UIF U.S.
         Mid Cap Value
         (Class II)
            2006                4,425    14.93  -    19.03      81,291           0.22   1.29    -    2.59   17.51   -   19.07
            2005                3,855    12.54  -    16.20      60,801           0.26   1.29    -    2.59    9.25   -   10.71
            2004                2,709    14.83  -    15.16      39,035           0.01   1.29    -    2.59   11.56   -   13.05
            2003 (aw)           1,356    13.29  -    13.41      18,124           0.00   1.29    -    2.59   32.90   -   34.08
      Van Kampen UIF U.S.
         Real Estate
         (Class II)
            2006                4,137    28.96  -    30.72     118,645           0.96   1.29    -    2.69   33.98   -   35.90
            2005                4,154    19.79  -    21.61      87,617           1.15   1.29    -    2.69   13.62   -   15.25
            2004                3,417    17.17  -    19.02      62,735           1.60   1.29    -    2.69   34.32   -   90.22
            2003                1,366    12.67  -    12.79      18,567           0.00   1.29    -    2.59   26.72   -   27.85
            2002 (ay)              16    10.69  -    10.71         167           5.82   1.29    -    2.14    6.90   -    7.10

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Comstock
            2006                7,391    13.81  -    14.75     106,183           1.48   0.70    -    2.30   13.64   -   15.47
            2005                9,041    12.15  -    12.77     113,319           1.22   0.70    -    2.30    1.98   -    3.64
            2004                8,736    11.92  -    12.32     106,501           0.86   0.70    -    2.30   15.05   -   16.94
            2003                5,976    10.36  -    10.54      62,969           0.75   0.70    -    2.30   27.98   -   30.08
            2002                2,807     8.09  -     8.10      23,160           0.77   0.70    -    2.30  -19.06   -  -18.99
      LIT Domestic Income
            2002 (bu)               -      N/A  -      N/A           -          15.62   1.25    -    1.65     N/A   -     N/A


(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(bu) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts (continued):
      LIT Government
            2006                  142  $ 11.27  -  $ 11.48  $    1,626           4.33%  1.25%   -    1.65%   1.65%  -    2.06%
            2005                  146    11.09  -    11.25       1,637           4.21   1.25    -    1.65    1.85   -    2.25
            2004                  182    10.88  -    11.00       1,997           4.50   1.25    -    1.65    2.46   -    2.87
            2003                  140    10.62  -    10.69       1,491           4.87   1.25    -    1.65    0.08   -    0.48
            2002 (bs) (bu)        122    10.61  -    10.64       1,296           0.00   1.25    -    1.65    6.14   -    6.43
      LIT Money Market
            2006                  263    10.91  -    11.23       2,931           4.04   1.25    -    1.65    2.72   -    3.13
            2005                  273    10.62  -    10.89       2,961           2.70   1.25    -    1.65    1.01   -    1.41
            2004                  231    10.51  -    10.74       2,480           0.85   1.25    -    1.65   -0.85   -   -0.45
            2003                  278    10.60  -    10.79       2,989           0.60   1.25    -    1.65   -1.07   -   -0.68
            2002                  387    10.72  -    10.86       4,199           1.25   1.25    -    1.65   -0.44   -   -0.04
      Strat Growth I (ai)
            2006                6,027     5.99  -    10.37      51,748           0.00   0.70    -    2.30    0.52   -    2.14
            2005                7,916     5.86  -    10.32      68,990           0.26   0.70    -    2.30    5.46   -    7.18
            2004                9,614     5.47  -     9.78      81,916           0.00   0.70    -    2.30    4.57   -    6.29
            2003               11,683     5.15  -     9.36      95,881           0.00   0.70    -    2.30   24.42   -   26.46
            2002               12,789     4.07  -     7.52      85,976           0.35   0.70    -    2.30  -32.96   -  -24.80

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
         (Class II)
            2006                1,638    12.23  -    12.87      21,980           0.00   0.70    -    2.59    2.21   -    4.19
            2005                1,821    11.97  -    12.36      23,587           0.00   0.70    -    2.59    8.24   -   10.34
            2004 (be) (bk)      1,774    11.20  -    14.27      21,143           0.00   0.70    -    2.59   11.92   -   11.97
            2003 (aw)             288    12.75  -    12.86       3,687           0.00   1.29    -    2.59   27.50   -   28.64

(ai) Previously known as LIT Emerging Growth
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(be) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(bk) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(bs) For the period beginning May 1, 2002 and ended December 31, 2002
(bu) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts
   (continued):
      LIT Comstock
         (Class II)
            2006               23,656  $ 16.28  -  $ 17.09  $  356,769           1.25%  1.29%   -    2.59%  13.05%  -   14.55%
            2005               23,945    14.40  -    14.92     317,128           0.87   1.29    -    2.59    1.42   -    2.77
            2004               18,304    14.20  -    14.52     236,274           0.67   1.29    -    2.59   14.39   -   15.91
            2003               12,466    12.42  -    12.53     137,393           0.47   1.29    -    2.59   24.15   -   25.25
            2002 (bs)           4,821     8.01  -     8.05      38,762           0.00   1.35    -    2.20  -19.92   -  -19.46
      LIT Growth and Income
         (Class II)
            2006                9,672    17.69  -    17.35     171,902           0.97   1.29    -    2.69   12.86   -   14.48
            2005                9,458    15.68  -    16.39     147,128           0.78   1.29    -    2.69    6.78   -    8.31
            2004                7,527    14.68  -    15.14     108,454           0.64   1.29    -    2.69   11.05   -   12.65
            2003                4,387    12.31  -    12.42      56,398           0.00   1.29    -    2.59   23.14   -   24.23
            2002                   36     9.05  -     9.05         382           1.05   1.50    -    1.50   -9.50   -   -9.50
      LIT Money Market
         (Class II)
            2006                3,035     9.92  -    10.32      31,042           3.94   1.29    -    2.59    1.48   -    2.83
            2005                3,045     9.77  -    10.04      30,362           2.48   1.29    -    2.59   -0.22   -    1.11
            2004                1,784     9.79  -     9.93      17,650           0.72   1.29    -    2.59   -2.06   -   -0.75
            2003 (br)               -        -           -           -           0.00   0.00         0.00    0.00        0.00
      Strat Growth II (aj)
            2006                6,472    12.81  -    13.45      65,542           0.00   1.29    -    2.59   -0.03   -    1.30
            2005                6,958    12.81  -    13.23      68,765           0.01   1.29    -    2.59    4.86   -    6.25
            2004                7,134    12.22  -    12.45      63,974           0.00   1.29    -    2.59    4.01   -    5.40
            2003                6,797    11.75  -    11.85      54,406           0.00   1.29    -    2.59   17.49   -   18.53
            2002                4,529     5.39  -     5.76      24,527           0.05   1.35    -    2.20  -34.12   -  -33.56

(aj) Previously known as LIT Emerging Growth (Class II)
(bs) For the period beginning May 1, 2002 and ended December 31, 2002
(br) For the period beginning December 31, 2003 and ended December 31, 2003

                                     PART C
                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the financial statements of the underlying sub-account, ("Variable Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2) Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No.
033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No.
333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement
(File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase
(Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(n) Form of Retirement Income Guarantee Rider 1 (Advisor,
Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No.
333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement
(File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(x) Form of TrueReturn Accumulation Benefit Rider (for all
Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(l) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) filed herewith.

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(7) Not applicable

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance Company(Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004.)

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (File No. 333-00999) dated September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(10) Consent of Independent Registered Public Accounting Firm filed herewith.


(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for David A. Bird, Danny L. Hale, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, Eric A. Simonson, Kevin R.Slawin, Michael J. Velotta,and Douglas B. Welch, (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2007.)

(99)(b) Powers of Attorney for Michael B. Boyle, James W. Hohmann, George E. Ruebenson and Thomas J. Wilson, II filed herewith.



25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal Business Address               Positions and Offices with Depositor
-----------------------------------               ------------------------------------
David Andrew Bird                                 Director and Senior Vice President
Michael B. Boyle                                  Director and Vice President
Danny Lyman Hale                                  Director
James W. Hohmann                                  Director, President and Chief Executive Officer
John Carl Lounds                                  Director and Senior Vice President
John C. Pintozzi                                  Director, Senior Vice President and Chief Financial Officer
Eric Allen Simonson                               Director, Senior Vice President and Chief Investment Officer
Kevin Rourke Slawin                               Director and Senior Vice President
George E. Ruebenson                               Director
Michael Joseph Velotta                            Director, Senior Vice President, General Counsel and Secretary
Douglas B. Welch                                  Director and Senior Vice President
Thomas Joseph Wilson, II                          Director and Chairman of the Board
Joseph V. Tripodi                                 Senior Vice President and Chief Marketing Officer
Samuel Henry Pilch                                Group Vice President and Controller
Matthew S. Easley                                 Vice President
Karen Cassidy Gardner                             Vice President
Anson J. Glacy, Jr.                               Vice President
Mary Jovita McGinn                                Vice President and Assistant Secretary
John Eric Smith                                   Vice President
Patricia Wright Wilson                            Vice President
Steven C. Verney                                  Treasurer
Charles Calvin Baggs                              Assistant Vice President
Karen Burckhardt                                  Assistant Vice President
Errol Cramer                                      Assistant Vice President and Appointed Actuary
Lawrence William Dahl                             Assistant Vice President
Joanne Marie Derrig                               Assistant Vice President and Chief Privacy Officer
Sarah R. Donahue                                  Assistant Vice President
Lisa J. Flanary                                   Assistant Vice President
Douglas Ford Gaer                                 Assistant Vice President
Keith A. Hauschildt                               Assistant Vice President
Ronald A. Johnson                                 Assistant Vice President
Teresa G. Logue                                   Assistant Vice President
Robert A. Shore                                   Assistant Vice President
Mary Springberg                                   Assistant Vice President
Timothy Nicholas Vander Pas                       Assistant Vice President
Richard Zaharias                                  Assistant Vice President
Laura R. Zimmerman                                Assistant Vice President
Doris J. Bryant                                   Assistant Secretary
Paul N. Kierig                                    Assistant Secretary
Sam DeFrank                                       Assistant Vice President - Tax Counsel
Nestor Almaria                                    Authorized Representative
Lynn Cirrincione                                  Authorized Representative
Florian (Bud) Palac                               Authorized Representative
Dean Way                                          Illustration Actuary
Robert L. Park                                    Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                                    Assistant Vice President, Assistant General Counsel and Assistant
                                                  Secretary
Mario Rizzo                                       Assistant Vice President and Assistant Treasurer
Robert E. Transon                                 Assistant Vice President and Illustration Actuary

The  principal  business  address of Mr. Bird is 1776 American  Heritage  Drive,
Jacksonville,  Florida 32224. The principal business address of Mr. Dahl and Mr.
Gaer is 2940 South 84th Street, Lincoln,  Nebraska 68506. The principal business
address  of  the  remaining   officers  and  directors  is  3100  Sanders  Road,
Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form
10-K Annual Report of The Allstate Corporation filed February 22, 2007 (File
#1-11840).

27. NUMBER OF CONTRACT OWNERS

     (a). Allstate Variable Annuity Contract: As of February 28, 2007, there were 5,407 non-qualified contracts and 4,623 qualified contracts.

     (b). Allstate Variable Annuity-L Share Contract: As of February 28, 2007, there were 3,654 non-qualified contracts and 4,149 qualified contracts.

     (c). Allstate Advisor Contract (STI version): As of the February 28, 2007, there were 389 non-qualified contracts and 496 qualified contracts.

     (d). Allstate Advisor Preferred Contract (STI version): As of the February
     28, 2007, there were 588 non-qualified contracts and 696 qualified contracts.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which
Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

     Allstate Financial Advisors Separate Account I
     Allstate Life of New York Separate Account A


Morgan Stanley DW Inc., principal underwriter for the Morgan Stanley Advisor
Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

     Allstate Financial Advisors Separate Account I
     Allstate Life of New York Separate Account A
     Allstate Life Variable Life Separate Account A


29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:


Name and Principal Business Address               Positions and Offices with Depositor
-----------------------------------               ------------------------------------
Robert A. Shore                                   President
Eric J. Smith                                     Manager, Chairman of the Board and Chief Executive Officer
John C. Pintozzi                                  Manager
Michael J. Velotta                                Manager and Assistant Secretary
Karen C. Gardner                                  Vice President
Joseph P. Rath                                    Vice President, General Counsel and Secretary
Joanne Derrig                                     Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner                               Assistant Vice President and Chief Compliance Officer
William D. Webb                                   Treasurer
Mary J. McGinn                                    Assistant Secretary
Steven C. Verney                                  Assistant Treasurer
Mario Rizzo                                       Assistant Treasurer


* The principal business address of the forgoing officers and directors is 3100
Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley DW Inc., the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:


Name and Principal Business             Positions and Offices
Address* of Each Such Person            with Underwriter

Walid A. Chammah                  Director
Charles Chasin                    Director
Zoe Cruz                          Director, Chairman, President and Chief Executive Officer
James P. Gorman                   Director
Richard Portogallo                Director
Neal A. Shear                     Director
Cordell G. Spencer                Director
Fred J. Gonfiantini               Chief Financial Officer
Alexander C. Frank                Chief Operations Officer
Noland Cheng                      Chief Operations Officer
John H. Faulkner                  General Counsel and Secretary
Kirk Wickman                      General Counsel and Secretary
David K. Wong                     Treasurer
Jill W. Ostergaard                Chief Compliance Officer
Michelle B. Oroschakoff           Chief Compliance Officer
Joseph D'Auria                    Controller
W. Gary Beeson                    Assistant Secretary
Ronald T. Carmen                  Assistant Secretary
Martin M. Cohen                   Assistant Secretary
Jeanne E. Greeley                 Assistant Secretary
Charlene R. Herzer                Assistant Secretary
Susan M. Krause                   Assistant Secretary
Manisha Lalwani                   Assistant Secretary
Julia Ramirez                     Assistant Secretary
Jacqueline T. Brody               Assistant Treasurer
Jai Sooklal                       Assistant Treasurer
Richard Uhlig                     Assistant Treasurer


* The principal business address of the above-named individuals is 1585
Broadway, New York, New York 10036.



29C. COMPENSATION OF PRINCIPAL UNDERWRITER




(1)                    (2)                   (3)                    (4)                (5)
                                        Net Underwriting
Name of Principal    Discounts and      Compensation on        Brokerage
Underwriter         Commissions         Redemption            Commissions       Compensation
 -------------------------------------------------------------------------------------------

Allstate
Distributors            N/A                 N/A               $0                      N/A

Morgan Stanley
DW Inc.                 N/A                 N/A               $32,225,578             N/A





30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 3rd day of April, 2007.


                           ALLSTATE FINANCIAL ADVISORS
                               SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                           By: /s/ Michael J. Velotta
                           --------------------------
                               Michael J. Velotta
                      Senior Vice President, Secretary and
                                 General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 3rd day of April, 2007.

*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/MICHAEL B. BOYLE            Director and Vice President
----------------------
Michael B. Bolye

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/JAMES W. HOHMANN            Director, President and Chief Executive Officer
---------------------               (Principal Executive Officer)
James W. Hohmann

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds


*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI            Director, Senior Vice President and
------------------------      Chief Financial Officer
John C. Pintozzi              (Principal Financial Officer)

*/GEORGE E. RUEBENSON         Director
----------------------
George E. Ruebenson

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH            Director and Senior Vice President
-----------------------
Douglas B. Welch

*/THOMAS J. WILSON II         Director and Chairman of the Board
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed or herewith herewith.

                                  Exhibit Index

Exhibit No.             Exhibit

(5)(l) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel)

(10)           Consent of Independent Registered Public Accounting Firm.

(99)(b) Powers of Attorney for Michael B. Boyle, James W. Hohmann, George E. Ruebenson and Thomas J. Wilson II.